OMB APPROVAL
OMB Number: 3235-0570
Expires: August 31, 2011
Estimated average burden hours per response: 18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:       January 1, 2009 to June 30, 2009

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2009

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

■  ING AllianceBernstein Mid Cap Growth Portfolio

■	ING Artio Foreign Portfolio (formerly, ING Julius Baer Foreign Portfolio)
■	ING Clarion Global Real Estate Portfolio (formerly, ING Global Real Estate Portfolio)
■  ING Evergreen Health Sciences Portfolio
■  ING FMRsm Diversified Mid Cap Portfolio
■  ING Global Resources Portfolio
■  ING Janus Contrarian Portfolio
■  ING JPMorgan Emerging Markets Equity Portfolio
■  ING Liquid Assets Portfolio
■  ING Marsico Growth Portfolio
■  ING Marsico International Opportunities Portfolio
■  ING MFS Total Return Portfolio
■  ING MFS Utilities Portfolio
■  ING Oppenheimer Main Street Portfolio®

■	ING PIMCO Total Return Bond Portfolio (formerly, ING PIMCO Core Bond Portfolio)
■  ING Pioneer Mid Cap Value Portfolio
■  ING T. Rowe Price Capital Appreciation Portfolio
■  ING T. Rowe Price Equity Income Portfolio
■  ING Van Kampen Capital Growth Portfolio
■  ING Van Kampen Global Franchise Portfolio
■  ING Van Kampen Global Tactical Asset Allocation Portfolio
■  ING Van Kampen Growth and Income Portfolio

       E-Delivery Sign-up — details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

   MUTUAL FUNDS

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.

Just go to www.ingfunds.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholders,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

Market Perspective:  Six Months Ended June 30, 2009

Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0% – 0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.

In housing, the Standard & Poor’s (“S&P”) /Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the

Market Perspective:  Six Months Ended June 30, 2009

month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.
(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4) The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parenthesis denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	January 1,	June 30,	Expense	June 30,	January 1,	June 30,	Expense	June 30,
	2009	2009	Ratio	2009*	2009	2009	Ratio	2009*

ING AllianceBernstein Mid Cap Growth Portfolio

Class ADV	$1,000.00	$1,136.90	1.41%	$7.47	$1,000.00	$1,017.80	1.41%	$7.05
Class I	1,000.00	1,138.30	0.81	4.29	1,000.00	1,020.78	0.81	4.06
Class S	1,000.00	1,135.30	1.06	5.61	1,000.00	1,019.54	1.06	5.31
Class S2	1,000.00	1,135.80	1.21	6.41	1,000.00	1,018.79	1.21	6.06
ING Artio Foreign Portfolio

Class ADV	$1,000.00	$993.50	1.48%	$7.32	$1,000.00	$1,017.46	1.48%	$7.40
Class I	1,000.00	994.70	0.88	4.35	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	993.60	1.13	5.59	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	992.40	1.28	6.32	1,000.00	1,018.45	1.28	6.41

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	January 1,	June 30,	Expense	June 30,	January 1,	June 30,	Expense	June 30,
	2009	2009	Ratio	2009*	2009	2009	Ratio	2009*

ING Clarion Global Real Estate Portfolio

Class ADV	$1,000.00	$1,024.00	1.50%	$7.53	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,023.90	0.90	4.52	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,024.00	1.15	5.77	1,000.00	1,019.09	1.15	5.76
Class S2	1,000.00	1,022.50	1.30	6.52	1,000.00	1,018.35	1.30	6.51
ING Evergreen Health Sciences Portfolio

Class ADV	$1,000.00	$1,033.10	1.35%	$6.81	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,034.90	0.75	3.78	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,033.80	1.00	5.04	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,035.10	1.15	5.80	1,000.00	1,019.09	1.15	5.76
ING FMR Diversified Mid Cap Portfolio

Class ADV	$1,000.00	$1,143.70	1.25%	$6.64	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,148.20	0.65	3.46	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,146.20	0.90	4.79	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,146.70	1.05	5.59	1,000.00	1,019.59	1.05	5.26
ING Global Resources Portfolio

Class ADV	$1,000.00	$1,085.80	1.26%	$6.52	$1,000.00	$1,018.55	1.26%	$6.31
Class I	1,000.00	1,089.00	0.66	3.42	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,087.50	0.91	4.71	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,086.60	1.06	5.48	1,000.00	1,019.54	1.06	5.31
ING Janus Contrarian Portfolio

Class ADV	$1,000.00	$1,092.20	1.35%	$7.00	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,094.40	0.75	3.89	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,093.50	1.00	5.19	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,092.90	1.15	5.97	1,000.00	1,019.09	1.15	5.76
ING JPMorgan Emerging Markets Equity Portfolio

Class ADV	$1,000.00	$1,314.40	1.86%	$10.67	$1,000.00	$1,015.57	1.86%	$9.30
Class I	1,000.00	1,319.20	1.26	7.25	1,000.00	1,018.55	1.26	6.31
Class S	1,000.00	1,317.50	1.51	8.68	1,000.00	1,017.31	1.51	7.55
Class S2	1,000.00	1,316.30	1.66	9.53	1,000.00	1,016.56	1.66	8.30
ING Liquid Assets Portfolio

Class I	$1,000.00	$1,002.10	0.30%	$1.49	$1,000.00	$1,023.31	0.30%	$1.51
Class S	1,000.00	1,000.90	0.55	2.73	1,000.00	1,022.07	0.55	2.76
Class S2	1,000.00	1,000.50	0.65	3.22	1,000.00	1,021.57	0.65	3.26
ING Marsico Growth Portfolio

Class ADV	$1,000.00	$1,055.80	1.40%	$7.14	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,058.10	0.80	4.08	1,000.00	1,020.83	0.80	4.01
Class S	1,000.00	1,056.90	1.05	5.35	1,000.00	1,019.59	1.05	5.26
Class S2	1,000.00	1,056.50	1.20	6.12	1,000.00	1,018.84	1.20	6.01
ING Marsico International Opportunities Portfolio

Class ADV	$1,000.00	$1,153.40	1.29%	$6.89	$1,000.00	$1,018.40	1.29%	$6.46
Class I	1,000.00	1,157.10	0.69	3.69	1,000.00	1,021.37	0.69	3.46
Class S	1,000.00	1,156.70	0.94	5.03	1,000.00	1,020.13	0.94	4.71
Class S2	1,000.00	1,157.10	1.09	5.83	1,000.00	1,019.39	1.09	5.46

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	January 1,	June 30,	Expense	June 30,	January 1,	June 30,	Expense	June 30,
	2009	2009	Ratio	2009*	2009	2009	Ratio	2009*

ING MFS Total Return Portfolio

Class ADV	$1,000.00	$1,041.20	1.29%	$6.53	$1,000.00	$1,018.40	1.29%	$6.46
Class I	1,000.00	1,043.80	0.69	3.50	1,000.00	1,021.37	0.69	3.46
Class S	1,000.00	1,042.90	0.94	4.76	1,000.00	1,020.13	0.94	4.71
Class S2	1,000.00	1,042.30	1.09	5.52	1,000.00	1,019.39	1.09	5.46
ING MFS Utilities Portfolio

Class ADV	$1,000.00	$1,103.30	1.39%	$7.25	$1,000.00	$1,017.90	1.39%	$6.95
Class I	1,000.00	1,107.00	0.79	4.13	1,000.00	1,020.88	0.79	3.96
Class S	1,000.00	1,105.20	1.04	5.43	1,000.00	1,019.64	1.04	5.21
Class S2	1,000.00	1,104.40	1.19	6.21	1,000.00	1,018.89	1.19	5.96
ING Oppenheimer Main Street Portfolio

Class ADV	$1,000.00	$1,076.20	1.29%	$6.64	$1,000.00	$1,018.40	1.29%	$6.46
Class I	1,000.00	1,078.50	0.69	3.56	1,000.00	1,021.37	0.69	3.46
Class S	1,000.00	1,076.40	0.94	4.84	1,000.00	1,020.13	0.94	4.71
Class S2	1,000.00	1,076.70	1.09	5.61	1,000.00	1,019.39	1.09	5.46
ING PIMCO Total Return Bond Portfolio

Class ADV	$1,000.00	$1,061.10	1.16%	$5.93	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	1,065.40	0.56	2.87	1,000.00	1,022.02	0.56	2.81
Class S	1,000.00	1,064.50	0.81	4.15	1,000.00	1,020.78	0.81	4.06
Class S2	1,000.00	1,063.90	0.96	4.91	1,000.00	1,020.03	0.96	4.81
ING Pioneer Mid Cap Value Portfolio

Class ADV	$1,000.00	$1,036.00	1.25%	$6.31	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,038.20	0.65	3.28	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,036.90	0.90	4.55	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,039.20	1.05	5.31	1,000.00	1,019.59	1.05	5.26
ING T. Rowe Price Capital Appreciation Portfolio

Class ADV	$1,000.00	$1,137.60	1.27%	$6.73	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	1,140.90	0.67	3.56	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,139.40	0.92	4.88	1,000.00	1,020.23	0.92	4.61
Class S2	1,000.00	1,138.70	1.07	5.67	1,000.00	1,019.49	1.07	5.36
ING T. Rowe Price Equity Income Portfolio

Class ADV	$1,000.00	$1,005.90	1.27%	$6.32	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	1,008.30	0.67	3.34	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,008.30	0.92	4.58	1,000.00	1,020.23	0.92	4.61
Class S2	1,000.00	1,007.10	1.07	5.32	1,000.00	1,019.49	1.07	5.36
ING Van Kampen Capital Growth Portfolio

Class ADV	$1,000.00	$1,259.20	1.25%	$7.00	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,264.10	0.65	3.65	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,260.60	0.90	5.04	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,259.50	1.05	5.88	1,000.00	1,019.59	1.05	5.26
ING Van Kampen Global Franchise Portfolio

Class ADV	$1,000.00	$1,041.70	1.60%	$8.10	$1,000.00	$1,016.86	1.60%	$8.00
Class I	1,000.00	1,045.90	1.00	5.07	1,000.00	1,019.84	1.00	5.01
Class S	1,000.00	1,045.00	1.25	6.34	1,000.00	1,018.60	1.25	6.26
Class S2	1,000.00	1,043.40	1.40	7.09	1,000.00	1,017.85	1.40	7.00

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	January 1,	June 30,	Expense	June 30,	January 1,	June 30,	Expense	June 30,
	2009	2009	Ratio	2009*	2009	2009	Ratio	2009*

ING Van Kampen Global Tactical Asset Allocation Portfolio

Class S	$1,000.00	$1,007.00	1.18%	$5.87	$1,000.00	$1,018.94	1.18%	$5.91
ING Van Kampen Growth and Income Portfolio

Class ADV	$1,000.00	$987.30	1.27%	$6.26	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	989.80	0.67	3.31	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	989.20	0.92	4.54	1,000.00	1,020.23	0.92	4.61
Class S2	1,000.00	987.90	1.07	5.27	1,000.00	1,019.49	1.07	5.36

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING	ING	ING
	AllianceBernstein	Artio	Clarion Global	Evergreen
	Mid Cap Growth	Foreign	Real Estate	Health Sciences
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$246,822,373	$1,510,199,887	$378,820,660	$178,610,986
Short-term investments**	34,069,714	71,336,626	13,286,361	—
Short-term investments in affiliates***	2,336,072	155,950,640	935	5,588,985
Cash	—	1,803	—	—
Foreign currencies at value****	—	9,384,436	341,410	—
Receivables:
Investment securities sold	3,168,762	101,677,295	11,545,870	1,697,614
Fund shares sold	33,414	2,041,857	113,335	756,638
Dividends and interest	22,335	3,385,734	1,855,208	189,400
Unrealized appreciation on forward foreign currency contracts	—	1,148,546	—	—
Prepaid expenses	—	—	3,803	—
Reimbursement due from manager	—	—	26,515	—

Total assets	286,452,670	1,855,126,824	405,994,097	186,843,623

LIABILITIES:
Payable for investment securities purchased	3,858,842	172,601,979	3,771,307	—
Payable for fund shares redeemed	193,317	356,582	1,278,777	54,032
Payable upon receipt of securities loaned	34,285,286	71,812,060	13,360,910	—
Unrealized depreciation on forward foreign currency contracts	—	7,488,082	—	—
Payable to affiliates	216,053	1,281,887	333,960	148,622
Payable for trustee fees	—	—	1,576	—
Accrued foreign capital gains taxes	—	15,527	—	—
Payable for borrowings against line of credit	—	—	3,578,000	—
Other accrued expenses and liabilities	—	—	133,986	—

Total liabilities	38,553,498	253,556,117	22,458,516	202,654

NET ASSETS	$247,899,172	$1,601,570,707	$383,535,581	$186,640,969

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$461,811,423	$2,327,242,088	$673,057,505	$225,981,379
Undistributed net investment income (accumulated net investment loss)	(556,604)	78,782,424	17,389,534	184,443
Accumulated net realized loss on investments and foreign currency related transactions	(228,044,045)	(800,804,791)	(280,146,765)	(35,183,687)
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	14,688,398	(3,649,014)	(26,764,693)	(4,341,166)

NET ASSETS	$247,899,172	$1,601,570,707	$383,535,581	$186,640,969

+ Including securities loaned at value	$32,845,152	$66,308,137	$12,477,004	$—
* Cost of investments in securities	$231,918,403	$1,506,984,141	$405,518,104	$182,955,269
** Cost of short-term investments	$34,285,286	$71,812,060	$13,360,910	$—
*** Cost of short-term investments in affiliates	$2,336,072	$155,950,640	$935	$5,588,985
**** Cost of foreign currencies	$—	$9,485,281	$341,418	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

	ING	ING	ING	ING
	AllianceBernstein	Artio	Clarion Global	Evergreen
	Mid Cap Growth	Foreign	Real Estate	Health Sciences
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$529	$1,479,938	$655	$719
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	64	162,347	90	82
Net asset value and redemption price per share	$8.22	$9.12	$7.24	$8.75
Class I:
Net assets	$7,913,333	$977,436,048	$226,086,885	$5,576,868
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	933,602	104,582,834	31,007,407	627,213
Net asset value and redemption price per share	$8.48	$9.35	$7.29	$8.89
Class S:
Net assets	$228,930,665	$584,458,935	$155,594,578	$181,062,653
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	27,275,288	63,136,558	21,441,854	20,441,372
Net asset value and redemption price per share	$8.39	$9.26	$7.26	$8.86
Class S2:
Net assets	$11,054,645	$38,195,786	$1,853,463	$729
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,335,774	4,151,277	254,914	82
Net asset value and redemption price per share	$8.28	$9.20	$7.27	$8.84

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING	ING	ING
	FMRSM Diversified	Global	Janus	JPMorgan Emerging
	Mid Cap	Resources	Contrarian	Markets Equity
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$917,223,143	$832,457,888	$605,351,036	$969,364,172
Short-term investments**	140,373,824	40,641,946	61,723,813	64,979,852
Short-term investments in affiliates***	99,096,208	14,813,000	—	—
Cash	4,744	412,684	4,385,783	34,636,088
Foreign currencies at value****	4,735,614	4,110	3,229,727	4,007,388
Receivables:
Investment securities sold	2,795,293	—	3,067,272	—
Fund shares sold	143,228	121,844	57,541	73,721
Dividends and interest	551,303	546,152	641,234	2,749,424
Unrealized appreciation on forward foreign currency contracts	—	—	8,382	—
Receivable for terminated investment contracts	—	—	140,803	—

Total assets	1,164,923,357	888,997,624	678,605,591	1,075,810,645

LIABILITIES:
Payable for investment securities purchased	23,753,353	—	5,535,031	14,690,607
Payable for fund shares redeemed	3,716,682	839,975	3,080,083	6,694,691
Payable upon receipt of securities loaned	140,723,584	40,655,802	62,047,572	65,619,365
Unrealized depreciation on forward foreign currency contracts	—	—	235,886	—
Payable to affiliates	703,213	659,662	512,882	1,162,504
Payable for trustee fees	—	10,275	—	79,324
Accrued foreign capital gains taxes	—	—	—	44,257

Total liabilities	168,896,832	42,165,714	71,411,454	88,290,748

NET ASSETS	$996,026,525	$846,831,910	$607,194,137	$987,519,897

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,434,608,741	$1,233,505,869	$1,059,728,423	$1,010,997,135
Undistributed net investment income	3,706,577	6,340,939	4,108,700	17,407,730
Accumulated net realized loss on investments and foreign currency related transactions	(447,586,563)	(251,634,952)	(378,453,331)	(101,326,353)
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	5,297,770	(141,379,946)	(78,189,655)	60,441,385

NET ASSETS	$996,026,525	$846,831,910	$607,194,137	$987,519,897

+ Including securities loaned at value	$133,406,953	$39,599,193	$58,699,270	$62,024,504
* Cost of investments in securities	$911,566,110	$973,823,045	$682,989,750	$908,311,077
** Cost of short-term investments	$140,723,584	$40,655,802	$62,047,572	$65,619,365
*** Cost of short-term investments in affiliates	$99,096,208	$14,813,000	$—	$—
**** Cost of foreign currencies	$4,746,378	$4,160	$3,221,888	$4,005,963

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

	ING	ING	ING	ING
	FMRSM Diversified	Global	Janus	JPMorgan Emerging
	Mid Cap	Resources	Contrarian	Markets Equity
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$9,534,460	$2,593,335	$548,513	$3,118,346
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	981,468	186,354	65,235	200,992
Net asset value and redemption price per share	$9.71	$13.92	$8.41	$15.51
Class I:
Net assets	$153,499,514	$24,137,873	$126,353,829	$285,914,530
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,596,299	1,687,044	14,726,945	18,011,690
Net asset value and redemption price per share	$9.84	$14.31	$8.58	$15.87
Class S:
Net assets	$794,470,093	$796,338,909	$461,392,878	$671,162,969
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	81,046,219	56,202,732	54,021,040	42,441,191
Net asset value and redemption price per share	$9.80	$14.17	$8.54	$15.81
Class S2:
Net assets	$38,522,458	$23,761,793	$18,898,917	$27,324,052
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,943,313	1,691,315	2,231,594	1,741,819
Net asset value and redemption price per share	$9.77	$14.05	$8.47	$15.69

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING	ING	ING
	Liquid	Marsico	Marsico International	MFS
	Assets	Growth	Opportunities	Total Return
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$—	$683,925,113	$428,682,063	$963,381,039
Short-term investments**	—	19,240,310	17,239,292	5,504,305
Short-term investments in affiliates***	—	23,944,664	15,270,181	—
Short-term investments at amortized cost	2,067,770,729	—	—	20,759,896
Repurchase agreement	274,082,000	—	—	—
Cash	3,173	—	2,180	212
Foreign currencies at value****	—	—	759,709	—
Receivables:
Investment securities sold	161,408,400	—	9,229,829	2,941,854
Fund shares sold	554,839	822,598	18,363	4,357,455
Dividends and interest	2,134,775	1,081,396	2,107,031	4,549,295
Prepaid expenses	194,328	—	3,612	—
Reimbursement due from manager	—	—	12,396	—

Total assets	2,506,148,244	729,014,081	473,324,656	1,001,494,056

LIABILITIES:
Payable for investment securities purchased	—	6,700,573	3,554,575	2,462,275
Payable for fund shares redeemed	6,036,393	157,983	4,273,806	391,164
Payable upon receipt of securities loaned	—	19,720,832	17,419,562	5,981,369
Payable to affiliates	1,043,148	574,227	294,984	732,019
Payable for trustee fees	—	—	6,606	—
Other accrued expenses and liabilities	—	—	165,167	—
Payment for investment securities purchased on a delayed-delivery or when-issued basis	—	—	—	5,980,934

Total liabilities	7,079,541	27,153,615	25,714,700	15,547,761

NET ASSETS	$2,499,068,703	$701,860,466	$447,609,956	$985,946,295

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,494,358,982	$1,515,910,436	$688,574,591	$1,252,473,090
Undistributed net investment income (distributions in excess of net investment income)	(18,043)	9,477,967	10,578,092	17,184,567
Accumulated net realized gain (loss) on investments and foreign currency related transactions	4,727,764	(834,993,374)	(257,549,288)	(226,201,081)
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	—	11,465,437	6,006,561	(57,510,281)

NET ASSETS	$2,499,068,703	$701,860,466	$447,609,956	$985,946,295

+ Including securities loaned at value	$—	$18,970,508	$16,279,757	$5,697,097
* Cost of investments in securities	$—	$671,979,154	$422,522,294	$1,020,421,517
** Cost of short-term investments	$—	$19,720,832	$17,419,562	$5,981,369
*** Cost of short-term investments in affiliates	$—	$23,944,664	$15,270,181	$—
**** Cost of foreign currencies	$—	$—	$760,802	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

	ING	ING	ING	ING
	Liquid	Marsico	Marsico International	MFS
	Assets	Growth	Opportunities	Total Return
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	n/a	$3,896,239	$4,859,557	$1,783,273
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	332,211	547,577	143,909
Net asset value and redemption price per share	n/a	$11.73	$8.87	$12.39
Class I:
Net assets	$194,089,386	$218,639,345	$237,815,901	$117,844,551
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	193,689,508	18,190,748	26,678,616	9,507,997
Net asset value and redemption price per share	$1.00	$12.02	$8.91	$12.39
Class S:
Net assets	$2,152,123,487	$464,480,055	$204,933,909	$833,648,204
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,148,002,108	39,090,250	23,130,998	67,178,380
Net asset value and redemption price per share	$1.00	$11.88	$8.86	$12.41
Class S2:
Net assets	$152,855,830	$14,844,827	$589	$32,670,267
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	152,575,732	1,259,083	67	2,652,853
Net asset value and redemption price per share	$1.00	$11.79	$8.84	$12.32

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING	ING	ING
	MFS	Oppenheimer	PIMCO Total	Pioneer
	Utilities	Main Street	Return Bond	Mid Cap Value
	Portfolio	Portfolio®	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$422,347,636	$244,988,786	$4,809,112,502	$853,203,668
Short-term investments**	—	7,232,437	15,725,038	14,987,678
Short-term investments in affiliates***	—	560,201	—	24,807,688
Short-term investments at amortized cost	—	—	34,392,989	—
Cash	4,086,603	—	33,535,531	—
Foreign currencies at value****	41,933	—	9,751,862	—
Receivables:
Investment securities sold	741,141	—	270,796,595	17,581,063
Investment securities sold on a delayed-delivery or when-issued basis	—	—	238,906,914	—
Fund shares sold	2,561	3,396	12,726,234	4,689,043
Dividends and interest	2,771,171	261,044	31,030,506	1,901,388
Unrealized appreciation on forward foreign currency contracts	140,058	—	1,051,392	—
Upfront payments made on swap agreements	—	—	775,446	—
Unrealized appreciation on swap agreements	—	—	19,827,049	—
Prepaid expenses	3,535	—	—	—

Total assets	430,134,638	253,045,864	5,477,632,058	917,170,528

LIABILITIES:
Payable for investment securities purchased	393,681	—	490,226,078	26,255,340
Payable for fund shares redeemed	907,986	205,832	345,253	78,243
Payable upon receipt of securities loaned	—	7,337,024	3,984,638	15,030,550
Sales commitments, at value (Note 2)	—	—	1,384,005	—
Unrealized depreciation on forward foreign currency contracts	1,878,393	—	4,719,645	—
Upfront payments received on swap agreements	—	—	5,825,503	—
Unrealized depreciation on swap agreements	—	—	9,509,561	—
Payable for collateral due to counterparties	—	—	22,030,000	—
Payable to affiliates	328,732	192,083	2,273,019	565,929
Payable for trustee fees	4,114	—	—	—
Payable for terminated investment contracts	—	—	261,491	—
Other accrued expenses and liabilities	105,695	—	—	11,279
Written options	—	—	175,450	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	—	1,116,380,270	—

Total liabilities	3,618,601	7,734,939	1,657,114,913	41,941,341

NET ASSETS	$426,516,037	$245,310,925	$3,820,517,145	$875,229,187

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$587,671,202	$522,025,217	$3,488,181,975	$1,260,935,316
Undistributed net investment income	17,296,699	1,770,749	237,405,153	6,820,209
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(117,672,965)	(221,978,694)	80,861,179	(288,414,300)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(60,778,899)	(56,506,347)	14,068,838	(104,112,038)

NET ASSETS	$426,516,037	$245,310,925	$3,820,517,145	$875,229,187

+ Including securities loaned at value	$—	$7,022,674	$3,929,350	$14,435,260
* Cost of investments in securities	$481,505,304	$301,390,800	$4,826,236,312	$957,272,834
** Cost of short-term investments	$—	$7,337,024	$16,179,914	$15,030,550
*** Cost of short-term investments in affiliates	$—	$560,201	$—	$24,807,688
**** Cost of foreign currencies	$41,933	$—	$9,658,966	$—
Premiums received on written options	$—	$—	$532,600	$—
Cost of sales commitments	$—	$—	$1,514,050	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

	ING	ING	ING	ING
	MFS	Oppenheimer	PIMCO Total	Pioneer
	Utilities	Main Street	Return Bond	Mid Cap Value
	Portfolio	Portfolio®	Portfolio	Portfolio

Class ADV:
Net assets	$547,629	$721	$1,147	$124,048
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	52,293	56	96	15,951
Net asset value and redemption price per share	$10.47	$12.99	$11.99	$7.78
Class I:
Net assets	$4,796,522	$2,658,142	$1,044,090,925	$370,978,784
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	454,529	203,731	85,406,804	47,086,931
Net asset value and redemption price per share	$10.55	$13.05	$12.22	$7.88
Class S:
Net assets	$421,171,152	$240,110,516	$2,709,438,889	$504,125,700
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	40,059,332	18,325,272	221,779,084	64,099,075
Net asset value and redemption price per share	$10.51	$13.10	$12.22	$7.86
Class S2:
Net assets	$734	$2,541,546	$66,986,184	$655
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	69	194,665	5,514,374	82
Net asset value and redemption price per share	$10.68	$13.06	$12.15	$7.95

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING	ING
	T. Rowe Price	T. Rowe Price	Van Kampen
	Capital Appreciation	Equity Income	Capital Growth
	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$2,781,685,382	$1,002,542,284	$350,396,376
Short-term investments**	50,215,317	23,503,940	16,723,712
Short-term investments in affiliates***	—	—	7,196,554
Short-term investments at amortized cost	200,901,089	21,801,817	—
Cash	9,911,648	9,767,266	—
Foreign currencies at value****	—	—	6
Receivables:
Investment securities sold	44,069,468	—	—
Fund shares sold	168,849	991,540	1,980
Dividends and interest	9,210,872	1,798,140	163,362

Total assets	3,096,162,625	1,060,404,987	374,481,990

LIABILITIES:
Payable for investment securities purchased	45,651,219	—	—
Payable for fund shares redeemed	3,472,847	597,651	1,215,798
Payable upon receipt of securities loaned	50,725,741	23,935,855	16,969,840
Payable to affiliates	2,192,095	651,621	219,924
Written options	4,961,706	—	—

Total liabilities	107,003,608	25,185,127	18,405,562

NET ASSETS	$2,989,159,017	$1,035,219,860	$356,076,428

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,545,007,742	$1,411,666,942	$555,762,830
Undistributed net investment income	40,730,008	14,094,474	2,282,649
Accumulated net realized loss on investments, foreign currency related transactions, and written options	(627,870,340)	(110,142,484)	(83,364,792)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, and written options	31,291,607	(280,399,072)	(118,604,259)

NET ASSETS	$2,989,159,017	$1,035,219,860	$356,076,428

+ Including securities loaned at value	$49,276,638	$22,987,087	$16,383,468
* Cost of investments in securities	$2,749,999,150	$1,282,511,976	$468,754,675
** Cost of short-term investments	$50,725,741	$23,935,855	$16,969,840
*** Cost of short-term investments in affiliates	$—	$—	$7,196,554
**** Cost of foreign currencies	$—	$—	$6
Premiums received on written options	$5,077,505	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

	ING	ING	ING
	T. Rowe Price	T. Rowe Price	Van Kampen
	Capital Appreciation	Equity Income	Capital Growth
	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$34,120,769	$12,416,668	$6,692
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,974,302	1,467,484	778
Net asset value and redemption price per share	$17.28	$8.46	$8.60
Class I:
Net assets	$196,977,312	$263,889,716	$224,494,441
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,210,728	30,964,645	25,641,473
Net asset value and redemption price per share	$17.57	$8.52	$8.76
Class S:
Net assets	$2,682,119,655	$717,775,535	$131,565,666
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	152,620,828	84,179,024	15,187,501
Net asset value and redemption price per share	$17.57	$8.53	$8.66
Class S2:
Net assets	$75,941,281	$41,137,941	$9,629
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,341,202	4,853,913	1,121
Net asset value and redemption price per share	$17.49	$8.48	$8.59

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING	ING
	Van Kampen	Van Kampen Global	Van Kampen
	Global Franchise	Tactical Asset Allocation	Growth and Income
	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$263,507,486	$24,673,600	$510,873,816
Short-term investments**	3,216,103	—	6,285,438
Cash	7,372,226	1,023,284	22,605,537
Cash collateral for futures	—	15,450,000	—
Foreign currencies at value***	136,912	790,880	8,399
Receivables:
Investment securities sold	4,759,881	14	2,323,777
Fund shares sold	19,812	199,881	1,396,444
Dividends and interest	899,894	102,664	499,920
Unrealized appreciation on forward foreign currency contracts	—	38,897	—
Prepaid expenses	—	7,113	—
Reimbursement due from manager	—	15,312	—

Total assets	279,912,314	42,301,645	543,993,331

LIABILITIES:
Payable for investment securities purchased	2,402,749	5	1,224,583
Payable for fund shares redeemed	660,450	—	10,574
Payable upon receipt of securities loaned	3,361,621	—	6,621,531
Unrealized depreciation on forward foreign currency contracts	408,202	61,479	—
Payable to affiliates	286,424	36,819	405,071
Payable for trustee fees	—	476	—
Other accrued expenses and liabilities	—	18,655	—

Total liabilities	7,119,446	117,434	8,261,759

NET ASSETS	$272,792,868	$42,184,211	$535,731,572

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$293,606,991	$44,124,107	$698,682,077
Undistributed net investment income	23,018,507	71,175	5,678,528
Accumulated net realized loss on investments, foreign currency related transactions, and futures	(7,444,738)	(1,249,873)	(110,198,301)
Net unrealized depreciation on investments, foreign currency related transactions, and futures	(36,387,892)	(761,198)	(58,430,732)

NET ASSETS	$272,792,868	$42,184,211	$535,731,572

+ Including securities loaned at value	$3,027,412	$—	$6,335,417
* Cost of investments in securities	$299,358,644	$25,382,436	$568,968,387
** Cost of short-term investments	$3,361,621	$—	$6,621,531
*** Cost of foreign currencies	$137,380	$794,928	$8,498

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

	ING	ING	ING
	Van Kampen	Van Kampen Global	Van Kampen
	Global Franchise	Tactical Asset Allocation	Growth and Income
	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$709	n/a	$1,444,713
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	63	n/a	92,609
Net asset value and redemption price per share	$11.23	n/a	$15.60
Class I:
Net assets	$772	n/a	$13,122,734
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	68	n/a	844,858
Net asset value and redemption price per share	$11.39	n/a	$15.53
Class S:
Net assets	$220,797,316	$42,184,211	$478,628,981
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	19,408,156	4,868,606	30,663,863
Net asset value and redemption price per share	$11.38	$8.66	$15.61
Class S2:
Net assets	$51,994,071	n/a	$42,535,144
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	4,600,063	n/a	2,738,108
Net asset value and redemption price per share	$11.30	n/a	$15.53

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

	ING	ING	ING	ING
	AllianceBernstein	Artio	Clarion Global	Evergreen
	Mid Cap Growth	Foreign	Real Estate	Health Sciences
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$541,741	$27,389,266	$8,745,770	$1,071,290
Interest	—	165,509	82,389	—
Securities lending income	91,713	1,896,640	175,748	—

Total investment income	633,454	29,451,415	9,003,907	1,071,290

EXPENSES:
Investment management fees	—	—	1,456,984	—
Unified fees	917,745	6,187,924	—	682,035
Distribution and service fees:
Class ADV	—	4,799	1	2
Class S	266,676	679,548	163,944	220,778
Class S2	24,492	91,301	3,826	—
Transfer agent fees	—	—	992	—
Administrative service fees	—	—	183,997	—
Shareholder reporting expense	—	—	84,360	—
Professional fees	—	—	24,307	—
Custody and accounting expense	—	—	86,756	—
Trustee fees and expenses	9,295	53,416	5,543	6,748
Miscellaneous expense	—	—	9,462	—
Interest expense	—	—	321	—

Total expenses	1,218,208	7,016,988	2,020,493	909,563
Net waived and reimbursed fees	(6,566)	(94,096)	(197,178)	(4,796)
Brokerage commission recapture	(21,584)	—	—	(17,920)

Net expenses	1,190,058	6,922,892	1,823,315	886,847

Net investment income (loss)	(556,604)	22,528,523	7,180,592	184,443

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized loss on:
Investments	(39,452,516)	(282,590,823)	(135,804,818)	(16,870,698)
Foreign currency related transactions	—	(14,192,984)	(165,468)	(24,708)

Net realized loss on investments and foreign currency related transactions	(39,452,516)	(296,783,807)	(135,970,286)	(16,895,406)

Net change in unrealized appreciation or depreciation on:
Investments (net of Indian capital gains tax accrued**)	70,340,426	270,052,941	140,776,690	21,862,588
Foreign currency related transactions	—	4,598,840	4,930	1,859

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	70,340,426	274,651,781	140,781,620	21,864,447

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	30,887,910	(22,132,026)	4,811,334	4,969,041

Increase in net assets resulting from operations	$30,331,306	$396,497	$11,991,926	$5,153,484

* Foreign taxes withheld	$25,487	$3,408,280	$600,680	$82,116
(1) Dividends from affiliates	$6,722	$153,206	$14,005	$21,253
** Foreign tax accrued on Indian investments	$—	$15,527	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

	ING	ING	ING	ING
	FMRSM Diversified	Global	Janus	JPMorgan Emerging
	Mid Cap	Resources	Contrarian	Markets Equity
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$5,324,866	$7,089,706	$4,888,673	$8,479,419
Interest	172,212	—	218,679	5,347
Securities lending income	1,052,598	54,240	718,998	283,876

Total investment income	6,549,676	7,143,946	5,826,350	8,768,642

EXPENSES:
Unified fees	2,828,733	2,503,728	2,293,563	4,732,193
Distribution and service fees:
Class ADV	26,184	8,178	1,956	8,883
Class S	862,227	891,035	529,570	643,100
Class S2	85,158	55,362	43,273	55,114
Trustee fees and expenses	33,382	26,579	21,989	26,174
Interest expense	—	—	603	—

Total expenses	3,835,684	3,484,882	2,890,954	5,465,464
Net waived and reimbursed fees	(40,706)	(20,742)	(106,723)	(12,884)
Brokerage commission recapture	—	—	(43,462)	—

Net expenses	3,794,978	3,464,140	2,740,769	5,452,580

Net investment income	2,754,698	3,679,806	3,085,581	3,316,062

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized loss on:
Investments	(101,788,289)	(117,692,309)	(234,687,952)	(18,409,961)
Foreign currency related transactions	(62,961)	(17,296)	(972,784)	(301,179)

Net realized loss on investments and foreign currency related transactions	(101,851,250)	(117,709,605)	(235,660,736)	(18,711,140)

Net change in unrealized appreciation or depreciation on:
Investments (net of Indian capital gains tax accrued**)	221,099,000	178,906,617	291,081,313	233,170,807
Foreign currency related transactions	21,115	5,610	(233,369)	274,402

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	221,120,115	178,912,227	290,847,944	233,445,209

Net realized and unrealized gain on investments and foreign currency related transactions	119,268,865	61,202,622	55,187,208	214,734,069

Increase in net assets resulting from operations	$122,023,563	$64,882,428	$58,272,789	$218,050,131

* Foreign taxes withheld	$74,249	$238,808	$147,720	$677,085
(1) Dividends from affiliates	$75,536	$32,490	$—	$—
** Foreign tax accrued on Indian investments	$—	$—	$—	$44,257

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

	ING	ING	ING	ING
	Liquid	Marsico	Marsico International	MFS
	Assets	Growth	Opportunities	Total Return
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$—	$5,500,954	$5,861,076	$9,502,288
Interest	10,143,098	11	658	9,672,692
Securities lending income	—	210,183	19,932	66,135

Total investment income	10,143,098	5,711,148	5,881,666	19,241,115

EXPENSES:
Investment management fees	—	—	1,105,753	—
Unified fees	3,604,283	2,693,634	—	3,181,053
Distribution and service fees:
Class ADV	—	13,159	15,560	6,362
Class S	2,986,886	540,041	233,320	979,385
Class S2	414,249	34,207	—	77,645
Transfer agent fees	—	—	813	—
Administrative service fees	—	—	204,767	—
Shareholder reporting expense	—	—	96,035	—
Registration fees	—	—	490	—
Professional fees	—	—	22,227	—
Custody and accounting expense	—	—	89,150	—
Trustee fees and expenses	78,295	27,012	9,015	33,365
Guarantee fees (Note 16)	455,881	—	—	—
Miscellaneous expense	—	—	10,371	—

Total expenses	7,539,594	3,308,053	1,787,501	4,277,810
Net waived and reimbursed fees	(128,396)	(26,678)	(135,802)	(16,913)
Brokerage commission recapture	—	—	—	(45,027)

Net expenses	7,411,198	3,281,375	1,651,699	4,215,870

Net investment income	2,731,900	2,429,773	4,229,967	15,025,245

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	1,437,812	(41,288,948)	(84,258,376)	(65,802,270)
Foreign currency related transactions	—	(678)	(61,134)	(6,748)

Net realized gain (loss) on investments and foreign currency related transactions	1,437,812	(41,289,626)	(84,319,510)	(65,809,018)

Net change in unrealized appreciation or depreciation on:
Investments	—	72,371,056	144,700,651	87,843,521
Foreign currency related transactions	—	—	10,399	4,679

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	—	72,371,056	144,711,050	87,848,200

Net realized and unrealized gain on investments and foreign currency related transactions	1,437,812	31,081,430	60,391,540	22,039,182

Increase in net assets resulting from operations	$4,169,712	$33,511,203	$64,621,507	$37,064,427

* Foreign taxes withheld	$—	$12,321	$546,398	$149,393
(1) Dividends from affiliates	$—	$86,507	$49,048	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

	ING	ING	ING	ING
	MFS	Oppenheimer	PIMCO Total	Pioneer
	Utilities	Main Street	Return Bond	Mid Cap Value
	Portfolio	Portfolio®	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$15,219,796	$2,563,837	$2,255,444	$8,908,041
Interest	538,727	2	94,656,571	—
Securities lending income	—	31,308	1,161	10,919

Total investment income	15,758,523	2,595,147	96,913,176	8,918,960

EXPENSES:
Investment management fees	1,169,222	—	—	—
Unified fees	—	790,129	9,309,601	2,516,381
Distribution and service fees:
Class ADV	2,216	2	4	268
Class S	480,803	281,838	3,009,929	586,565
Class S2	—	6,020	159,641	—
Transfer agent fees	639	—	—	—
Administrative service fees	194,868	—	—	—
Shareholder reporting expense	50,861	—	—	—
Registration fees	246	—	—	—
Professional fees	19,919	—	—	—
Custody and accounting expense	80,726	—	—	—
Trustee fees and expenses	7,964	10,931	102,114	28,991
Miscellaneous expense	9,984	—	—	—

Total expenses	2,017,448	1,088,920	12,581,289	3,132,205
Net waived and reimbursed fees	(443)	(1,969)	(158,205)	(7,099)
Brokerage commission recapture	(40,647)	—	—	(77,731)

Net expenses	1,976,358	1,086,951	12,423,084	3,047,375

Net investment income	13,782,165	1,508,196	84,490,092	5,871,585

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, SWAPS, WRITTEN OPTIONS, AND SALES COMMITMENTS:
Net realized gain (loss) on:
Investments	(66,931,134)	(35,582,145)	22,606,602	(84,856,117)
Foreign currency related transactions	1,780,161	—	(8,717,401)	—
Futures	—	—	16,791,267	—
Swaps	—	—	(12,550,999)	—
Written options	—	—	(5,975,046)	—
Sales commitments	—	—	487,678	—

Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(65,150,973)	(35,582,145)	12,642,101	(84,856,117)

Net change in unrealized appreciation or depreciation on:
Investments	94,209,411	50,408,541	107,609,584	111,005,439
Foreign currency related transactions	(3,101,782)	11	3,339,601	—
Futures	—	—	(27,125,361)	—
Swaps	—	—	32,278,896	—
Written options	—	—	12,165,086	—
Sales commitments	—	—	1,512,732	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	91,107,629	50,408,552	129,780,538	111,005,439

Net realized and unrealized gain on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	25,956,656	14,826,407	142,422,639	26,149,322

Increase in net assets resulting from operations	$39,738,821	$16,334,603	$226,912,731	$32,020,907

* Foreign taxes withheld	$609,016	$1,046	$—	$—
(1) Dividends from affiliates	$—	$2,997	$—	$30,968

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

	ING	ING	ING
	T. Rowe Price	T. Rowe Price	Van Kampen
	Capital Appreciation	Equity Income	Capital Growth
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$30,598,728	$15,488,889	$1,468,654
Interest	17,228,853	120,686	—
Securities lending income	34,206	284,825	400,639

Total investment income	47,861,787	15,894,400	1,869,293

EXPENSES:
Unified fees	8,731,431	2,965,919	1,038,820
Distribution and service fees:
Class ADV	115,773	42,315	21
Class S	2,977,214	816,517	149,108
Class S2	173,852	93,250	24
Trustee fees and expenses	93,347	34,933	12,718

Total expenses	12,091,617	3,952,934	1,200,691
Net waived and reimbursed fees	(58,309)	(27,292)	(14,641)
Brokerage commission recapture	(39,150)	(3,307)	—

Net expenses	11,994,158	3,922,335	1,186,050

Net investment income	35,867,629	11,972,065	683,243

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND WRITTEN OPTIONS:
Net realized gain (loss) on:
Investments	(331,872,543)	(63,480,538)	(5,828,005)
Foreign currency related transactions	(238,089)	(4,157)	(1,172)
Written options	432,241	—	—

Net realized loss on investments, foreign currency related transactions, and written options	(331,678,391)	(63,484,695)	(5,829,177)

Net change in unrealized appreciation or depreciation on:
Investments	655,345,183	69,573,615	80,202,324
Foreign currency related transactions	45,575	4,720	(143)
Written options	254,648	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and written options	655,645,406	69,578,335	80,202,181

Net realized and unrealized gain on investments, foreign currency related transactions, and written options	323,967,015	6,093,640	74,373,004

Increase in net assets resulting from operations	$359,834,644	$18,065,705	$75,056,247

* Foreign taxes withheld	$188,962	$113,669	$29,624
(1) Dividends from affiliates	$—	$—	$22,596

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

	ING	ING	ING
	Van Kampen	Van Kampen Global	Van Kampen
	Global Franchise	Tactical Asset Allocation	Growth and Income
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$5,454,015	$250,235	$6,952,326
Interest	1,052	87,188	5,959
Securities lending income	103,211	—	67,003

Total investment income	5,558,278	337,423	7,025,288

EXPENSES:
Investment management fees	—	117,112	—
Unified fees	1,264,562	—	1,651,544
Distribution and service fees:
Class ADV	2	—	5,280
Class S	256,272	39,037	560,456
Class S2	122,649	—	100,321
Transfer agent fees	—	654	—
Administrative service fees	—	15,615	—
Shareholder reporting expense	—	4,660	—
Registration fees	—	172	—
Professional fees	—	14,836	—
Custody and accounting expense	—	12,906	—
Trustee fees and expenses	10,222	543	20,842
Offering expense	—	19,323	—
Miscellaneous expense	—	2,056	—

Total expenses	1,653,707	226,914	2,338,443
Net waived and reimbursed fees	(24,692)	(42,605)	(21,260)

Net expenses	1,629,015	184,309	2,317,183

Net investment income	3,929,263	153,114	4,708,105

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:
Net realized gain (loss) on:
Investments	(12,954,036)	(861,104)	(67,423,483)
Foreign currency related transactions	(2,180,920)	302,925	2,448
Futures	—	878,054	—

Net realized gain (loss) on investments, foreign currency related transactions, and futures	(15,134,956)	319,875	(67,421,035)

Net change in unrealized appreciation or depreciation on:
Investments	23,612,224	1,245,794	53,301,372
Foreign currency related transactions	(1,652,251)	(117,331)	(68)
Futures	—	(188,396)	—

Net change in unrealized appreciation or depreciation on investments foreign currency related transactions, and futures	21,959,973	940,067	53,301,304

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and futures	6,825,017	1,259,942	(14,119,731)

Increase (decrease) in net assets resulting from operations	$10,754,280	$1,413,056	$(9,411,626)

* Foreign taxes withheld	$282,233	$18,760	$256,578
(1) Dividends from affiliates	$—	$2,026	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING AllianceBernstein
	Mid Cap Growth Portfolio		ING Artio Foreign Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income (loss)	$(556,604)	$(2,451,047)	$22,528,523	$38,970,335
Net realized loss on investments and foreign currency related transactions	(39,452,516)	(160,797,586)	(296,783,807)	(476,933,020)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	70,340,426	(51,950,615)	274,651,781	(667,597,357)

Increase (decrease) in net assets resulting from operations	30,331,306	(215,199,248)	396,497	(1,105,560,042)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class ADV	—	(188)	—	(586,936)
Class I	—	(1,991,343)	—	(104,841,608)
Class S	—	(71,155,684)	—	(95,407,609)
Class S2	—	(3,220,651)	—	(6,639,190)

Total distributions	—	(76,367,866)	—	(207,475,343)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,949,676	33,033,144	250,059,914	649,901,097
Reinvestment of distributions	—	76,367,680	—	207,475,339

	13,949,676	109,400,824	250,059,914	857,376,436
Cost of shares redeemed	(28,182,398)	(101,624,642)	(129,714,272)	(496,081,971)

Net increase (decrease) in net assets resulting from capital share transactions	(14,232,722)	7,776,182	120,345,642	361,294,465

Net increase (decrease) in net assets	16,098,584	(283,790,932)	120,742,139	(951,740,920)

NET ASSETS:
Beginning of period	231,800,588	515,591,520	1,480,828,568	2,432,569,488

End of period	$247,899,172	$231,800,588	$1,601,570,707	$1,480,828,568

Undistributed net investment income (accumulated net investment loss) at end of period	$(556,604)	$—	$78,782,424	$56,253,901

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Clarion		ING Evergreen
	Global Real Estate Portfolio		Health Sciences Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income (loss)	$7,180,592	$10,907,779	$184,443	$(152,053)
Net realized loss on investments and foreign currency related transactions	(135,970,286)	(109,549,730)	(16,895,406)	(17,378,140)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	140,781,620	(165,613,176)	21,864,447	(56,213,273)

Increase (decrease) in net assets resulting from operations	11,991,926	(264,255,127)	5,153,484	(73,743,466)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	(25,085)
Class S	—	—	—	(292,092)
Class S2	—	—	—	(1)
Net realized gains:
Class ADV	—	—	—	(52)
Class I	—	—	—	(319,825)
Class S	—	—	—	(10,422,979)
Class S2	—	—	—	(51)

Total distributions	—	—	—	(11,060,085)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	64,754,718	378,926,835	20,156,134	88,855,516
Proceeds from shares issued in merger (Note 14)	—	112,830,893	—	—
Reinvestment of distributions	—	—	—	11,059,981

	64,754,718	491,757,728	20,156,134	99,915,497
Cost of shares redeemed	(111,216,110)	(105,494,739)	(25,530,533)	(52,743,056)

Net increase (decrease) in net assets resulting from capital share transactions	(46,461,392)	386,262,989	(5,374,399)	47,172,441

Net increase (decrease) in net assets	(34,469,466)	122,007,862	(220,915)	(37,631,110)

NET ASSETS:
Beginning of period	418,005,047	295,997,185	186,861,884	224,492,994

End of period	$383,535,581	$418,005,047	$186,640,969	$186,861,884

Undistributed net investment income at end of period	$17,389,534	$10,208,942	$184,443	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING FMRSM
	Diversified Mid Cap Portfolio		ING Global Resources Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$2,754,698	$6,184,075	$3,679,806	$8,187,576
Net realized loss on investments and foreign currency related transactions	(101,851,250)	(282,737,458)	(117,709,605)	(130,640,928)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	221,120,115	(306,667,852)	178,912,227	(416,194,070)

Increase (decrease) in net assets resulting from operations	122,023,563	(583,221,235)	64,882,428	(538,647,422)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(12,572)	—	(49,697)
Class I	—	(2,669,417)	—	(697,236)
Class S	—	(6,889,838)	—	(17,988,301)
Class S2	—	(187,524)	—	(523,523)
Net realized gains:
Class ADV	—	(577,721)	—	(496,790)
Class I	—	(15,917,976)	—	(6,406,278)
Class S	—	(70,803,645)	—	(183,603,401)
Class S2	—	(3,748,818)	—	(6,151,835)

Total distributions	—	(100,807,511)	—	(215,917,061)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	66,912,527	216,463,624	83,823,290	370,826,041
Reinvestment of distributions	—	100,807,511	—	215,917,057

	66,912,527	317,271,135	83,823,290	586,743,098
Cost of shares redeemed	(79,942,703)	(301,206,113)	(41,900,803)	(210,655,245)

Net increase (decrease) in net assets resulting from capital share transactions	(13,030,176)	16,065,022	41,922,487	376,087,853

Net increase (decrease) in net assets	108,993,387	(667,963,724)	106,804,915	(378,476,630)

NET ASSETS:
Beginning of period	887,033,138	1,554,996,862	740,026,995	1,118,503,625

End of period	$996,026,525	$887,033,138	$846,831,910	$740,026,995

Undistributed net investment income at end of period	$3,706,577	$951,879	$6,340,939	$2,661,133

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

			ING JPMorgan
	ING Janus Contrarian Portfolio		Emerging Markets Equity Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$3,085,581	$6,156,550	$3,316,062	$18,221,692
Net realized loss on investments and foreign currency related transactions	(235,660,736)	(138,675,469)	(18,711,140)	(58,193,944)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	290,847,944	(443,310,320)	233,445,209	(687,711,611)

Increase (decrease) in net assets resulting from operations	58,272,789	(575,829,239)	218,050,131	(727,683,863)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,576)	—	(107,328)
Class I	—	(1,689,372)	—	(7,651,816)
Class S	—	(4,002,928)	—	(18,711,421)
Class S2	—	(120,639)	—	(775,488)
Net realized gains:
Class ADV	—	(62,115)	—	(274,968)
Class I	—	(29,262,569)	—	(17,248,417)
Class S	—	(92,909,811)	—	(46,162,574)
Class S2	—	(4,095,571)	—	(2,113,690)

Total distributions	—	(132,146,581)	—	(93,045,702)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,146,965	504,829,806	159,472,696	314,430,283
Reinvestment of distributions	—	132,146,581	—	93,045,702

	55,146,965	636,976,387	159,472,696	407,475,985
Cost of shares redeemed	(129,671,117)	(155,032,794)	(81,408,250)	(255,956,948)

Net increase (decrease) in net assets resulting from capital share transactions	(74,524,152)	481,943,593	78,064,446	151,519,037

Net increase (decrease) in net assets	(16,251,363)	(226,032,227)	296,114,577	(669,210,528)

NET ASSETS:
Beginning of period	623,445,500	849,477,727	691,405,320	1,360,615,848

End of period	$607,194,137	$623,445,500	$987,519,897	$691,405,320

Undistributed net investment income at end of period	$4,108,700	$1,023,119	$17,407,730	$14,091,668

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Liquid Assets Portfolio		ING Marsico Growth Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$2,731,900	$48,472,309	$2,429,773	$7,061,311
Net realized gain (loss) on investments and foreign currency related transactions	1,437,812	3,334,551	(41,289,626)	(172,980,273)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	—	—	72,371,056	(307,509,003)

Increase (decrease) in net assets resulting from operations	4,169,712	51,806,860	33,511,203	(473,427,965)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(447,246)	(5,420,834)	—	(2,826,416)
Class S	(2,222,010)	(40,674,110)	—	(3,412,891)
Class S2	(80,687)	(2,377,406)	—	(65,632)

Total distributions	(2,749,943)	(48,472,350)	—	(6,304,939)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	398,754,190	2,206,467,956	46,280,508	376,689,536
Proceeds from shares issued in merger (Note 14)	—	—	—	29,783,314
Reinvestment of distributions	2,749,943	48,472,350	—	6,304,939

	401,504,133	2,254,940,306	46,280,508	412,777,789
Cost of shares redeemed	(741,425,519)	(796,495,613)	(100,274,319)	(231,149,367)

Net increase (decrease) in net assets resulting from capital share transactions	(339,921,386)	1,458,444,693	(53,993,811)	181,628,422

Net increase (decrease) in net assets	(338,501,617)	1,461,779,203	(20,482,608)	(298,104,482)

NET ASSETS:
Beginning of period	2,837,570,320	1,375,791,117	722,343,074	1,020,447,556

End of period	$2,499,068,703	$2,837,570,320	$701,860,466	$722,343,074

Undistributed net investment income (distributions in excess of net investment income) at end of period	$(18,043)	$—	$9,477,967	$7,048,194

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Marsico International
	Opportunities Portfolio		ING MFS Total Return Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$4,229,967	$8,052,092	$15,025,245	$36,060,798
Net realized loss on investments and foreign currency related transactions	(84,319,510)	(172,434,724)	(65,809,018)	(133,827,089)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	144,711,050	(204,023,240)	87,848,200	(212,084,926)

Increase (decrease) in net assets resulting from operations	64,621,507	(368,405,872)	37,064,427	(309,851,217)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(108,250)
Class I	—	(3,347,988)	—	(9,983,864)
Class S	—	(3,151,483)	—	(62,108,454)
Class S2	—	(3)	—	(2,373,456)
Net realized gains:
Class ADV	—	(817,597)	—	(252,657)
Class I	—	(28,553,001)	—	(15,327,313)
Class S	—	(32,639,360)	—	(102,984,033)
Class S2	—	(94)	—	(4,167,743)

Total distributions	—	(68,509,526)	—	(197,305,770)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	33,652,990	347,733,759	17,425,286	30,506,413
Reinvestment of distributions	—	68,509,430	—	197,305,770

	33,652,990	416,243,189	17,425,286	227,812,183
Cost of shares redeemed	(59,701,289)	(153,621,919)	(61,907,371)	(250,375,226)

Net increase (decrease) in net assets resulting from capital share transactions	(26,048,299)	262,621,270	(44,482,085)	(22,563,043)

Net increase (decrease) in net assets	38,573,208	(174,294,128)	(7,417,658)	(529,720,030)

NET ASSETS:
Beginning of period	409,036,748	583,330,876	993,363,953	1,523,083,983

End of period	$447,609,956	$409,036,748	$985,946,295	$993,363,953

Undistributed net investment income at end of period	$10,578,092	$6,348,125	$17,184,567	$2,159,322

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

			ING Oppenheimer
	ING MFS Utilities Portfolio		Main Street Portfolio®
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$13,782,165	$14,301,294	$1,508,196	$4,194,147
Net realized loss on investments and foreign currency related transactions	(65,150,973)	(49,286,086)	(35,582,145)	(55,862,893)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	91,107,629	(222,760,218)	50,408,552	(120,985,005)

Increase (decrease) in net assets resulting from operations	39,738,821	(257,745,010)	16,334,603	(172,653,751)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(24,533)	—	(17)
Class I	—	(258,149)	—	(158,633)
Class S	—	(18,397,409)	—	(9,166,333)
Class S2	—	(18)	—	(85,843)
Net realized gains:
Class ADV	—	(122,844)	—	—
Class I	—	(883,046)	—	—
Class S	—	(66,709,131)	—	—
Class S2	—	(121)	—	—

Total distributions	—	(86,395,251)	—	(9,410,826)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,967,593	197,205,957	1,601,163	28,353,514
Reinvestment of distributions	—	86,395,109	—	9,410,809

	16,967,593	283,601,066	1,601,163	37,764,323
Cost of shares redeemed	(40,551,693)	(126,678,442)	(24,132,511)	(89,241,326)

Net increase (decrease) in net assets resulting from capital share transactions	(23,584,100)	156,922,624	(22,531,348)	(51,477,003)

Net increase (decrease) in net assets	16,154,721	(187,217,637)	(6,196,745)	(233,541,580)

NET ASSETS:
Beginning of period	410,361,316	597,578,953	251,507,670	485,049,250

End of period	$426,516,037	$410,361,316	$245,310,925	$251,507,670

Undistributed net investment income at end of period	$17,296,699	$3,514,534	$1,770,749	$262,553

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING PIMCO		ING Pioneer
	Total Return Bond Portfolio		Mid Cap Value Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$84,490,092	$141,520,410	$5,871,585	$12,339,400
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	12,642,101	125,754,625	(84,856,117)	(190,736,735)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	129,780,538	(179,224,468)	111,005,439	(218,290,549)

Increase (decrease) in net assets resulting from operations	226,912,731	88,050,567	32,020,907	(396,687,884)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(29)	—	(613)
Class I	—	(34,408,216)	—	(8,372,291)
Class S	—	(57,382,611)	—	(9,677,398)
Class S2	—	(1,726,821)	—	(1)
Net realized gains:
Class ADV	—	(9)	—	(55)
Class I	—	(8,611,071)	—	(24,090,966)
Class S	—	(14,818,928)	—	(33,595,804)
Class S2	—	(476,347)	—	(55)

Total distributions	—	(117,424,032)	—	(75,737,183)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	782,934,640	1,927,265,265	76,896,911	239,058,575
Proceeds from shares issued in merger (Note 14)	—	—	—	199,520,963
Reinvestment of distributions	—	117,423,993	—	75,737,073

	782,934,640	2,044,689,258	76,896,911	514,316,611
Cost of shares redeemed	(180,337,941)	(984,341,821)	(51,900,008)	(236,940,954)

Net increase in net assets resulting from capital share transactions	602,596,699	1,060,347,437	24,996,903	277,375,657

Net increase (decrease) in net assets	829,509,430	1,030,973,972	57,017,810	(195,049,410)

NET ASSETS:
Beginning of period	2,991,007,715	1,960,033,743	818,211,377	1,013,260,787

End of period	$3,820,517,145	$2,991,007,715	$875,229,187	$818,211,377

Undistributed net investment income at end of period	$237,405,153	$152,915,061	$6,820,209	$948,624

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING T. Rowe Price		ING T. Rowe Price
	Capital Appreciation Portfolio		Equity Income Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$35,867,629	$67,800,901	$11,972,065	$30,763,298
Net realized loss on investments, foreign currency related transactions, and written options	(331,678,391)	(294,712,243)	(63,484,695)	(40,369,151)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and written options	655,645,406	(773,336,006)	69,578,335	(508,314,325)

Increase (decrease) in net assets resulting from operations	359,834,644	(1,000,247,348)	18,065,705	(517,920,178)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,350,577)	—	(559,290)
Class I	—	(9,808,739)	—	(9,653,837)
Class S	—	(123,597,133)	—	(40,882,437)
Class S2	—	(3,564,954)	—	(2,206,242)
Net realized gains:
Class ADV	—	(4,687,155)	—	(1,636,095)
Class I	—	(19,684,994)	—	(16,429,590)
Class S	—	(275,754,156)	—	(81,051,772)
Class S2	—	(9,261,801)	—	(4,768,746)

Total distributions	—	(447,709,509)	—	(157,188,009)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	127,130,158	457,182,583	151,688,180	216,850,594
Reinvestment of distributions	—	447,709,509	—	157,188,009

	127,130,158	904,892,092	151,688,180	374,038,603
Cost of shares redeemed	(147,482,290)	(331,192,189)	(69,240,009)	(186,547,768)

Net increase (decrease) in net assets resulting from capital share transactions	(20,352,132)	573,699,903	82,448,171	187,490,835

Net increase (decrease) in net assets	339,482,512	(874,256,954)	100,513,876	(487,617,352)

NET ASSETS:
Beginning of period	2,649,676,505	3,523,933,459	934,705,984	1,422,323,336

End of period	$2,989,159,017	$2,649,676,505	$1,035,219,860	$934,705,984

Undistributed net investment income at end of period	$40,730,008	$4,862,379	$14,094,474	$2,122,409

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Van Kampen		ING Van Kampen
	Capital Growth Portfolio		Global Franchise Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$683,243	$1,694,660	$3,929,263	$8,567,912
Net realized gain (loss) on investments and foreign currency related transactions	(5,829,177)	(21,163,136)	(15,134,956)	19,802,486
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	80,202,181	(258,201,248)	21,959,973	(146,810,217)

Increase (decrease) in net assets resulting from operations	75,056,247	(277,669,724)	10,754,280	(118,439,819)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(7)	—	(14)
Class I	—	(301,101)	—	(22)
Class S	—	(52,890)	—	(5,644,849)
Class S2	—	—	—	(1,241,223)
Net realized gains:
Class ADV	—	(197)	—	(73)
Class I	—	(8,575,815)	—	(76)
Class S	—	(5,084,053)	—	(22,286,905)
Class S2	—	(332)	—	(5,456,412)

Total distributions	—	(14,014,395)	—	(34,629,574)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,742,542	37,136,487	9,010,717	33,353,720
Proceeds from shares issued in merger (Note 14)	—	524,299,407	—	—
Reinvestment of distributions	—	14,014,395	—	34,629,392

	12,742,542	575,450,289	9,010,717	67,983,112
Cost of shares redeemed	(31,005,404)	(88,169,500)	(19,485,011)	(74,461,236)

Net increase (decrease) in net assets resulting from capital share transactions	(18,262,862)	487,280,789	(10,474,294)	(6,478,124)

Net increase (decrease) in net assets	56,793,385	195,596,670	279,986	(159,547,517)

NET ASSETS:
Beginning of period	299,283,043	103,686,373	272,512,882	432,060,399

End of period	$356,076,428	$299,283,043	$272,792,868	$272,512,882

Undistributed net investment income at end of period	$2,282,649	$1,599,406	$23,018,507	$19,089,244

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Van Kampen Global		ING Van Kampen
	Tactical Asset Allocation Portfolio		Growth and Income Portfolio
	Six Months		Six Months
	Ended	September 17, 2008(1)	Ended	Year Ended
	June 30,	to December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$153,114	$63,878	$4,708,105	$13,901,982
Net realized gain (loss) on investments, foreign currency related transactions, and futures	319,875	(1,791,944)	(67,421,035)	(39,115,008)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	940,067	(1,701,265)	53,301,304	(257,141,653)

Increase (decrease) in net assets resulting from operations	1,413,056	(3,429,331)	(9,411,626)	(282,354,679)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(46,613)
Class I	—	—	—	(750,345)
Class S	—	—	—	(25,456,195)
Class S2	—	—	—	(2,123,518)
Net realized gains:
Class ADV	—	—	—	(207,184)
Class I	—	—	—	(1,451,541)
Class S	—	—	—	(57,976,764)
Class S2	—	—	—	(5,345,703)

Total distributions	—	—	—	(93,357,863)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,384,392	28,034,396	23,504,473	42,649,554
Reinvestment of distributions	—	—	—	93,357,863

	17,384,392	28,034,396	23,504,473	136,007,417
Cost of shares redeemed	(847,560)	(370,742)	(37,226,268)	(155,159,160)

Net increase (decrease) in net assets resulting from capital share transactions	16,536,832	27,663,654	(13,721,795)	(19,151,743)

Net increase (decrease) in net assets	17,949,888	24,234,323	(23,133,421)	(394,864,285)

NET ASSETS:
Beginning of period	24,234,323	—	558,864,993	953,729,278

End of period	$42,184,211	$24,234,323	$535,731,572	$558,864,993

Undistributed net investment income (accumulated net investment loss) at end of period	$71,175	$(81,939)	$5,678,528	$970,423

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income
		(loss)
		from
		investment																			Supplemental
		operations				Less distributions								Ratios to average net assets							data
	Net											Net			Expenses
	asset			Net								asset			net of fee
	value,			realized	Total							value,		Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from	From net	From net		From			end of		before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment	investment	realized		return of	Total		year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations	income	gains		capital	distributions		period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING AllianceBernstein Mid Cap Growth Portfolio
Class ADV
06-30-09	7.23	(0.03)		1.02	0.99	—	—		—	—		8.22	13.69	1.56	1	.41†	1	.39†	(0	.86)†	1	76
12-31-08	17.30	(0.13)		(7.02)	(7.15)	—	2.92		—	2.92		7.23	(46.56)	1.53	1	.38†	1	.35†	(1	.04)†	0 **	171
12-31-07	16.80	(0.17)		1.88	1.71	0.02	1.19		—	1.21		17.30	10.37	1.52	1.37		1.35		(1.03)		1	113
09-25-06(4)–12-31-06	15.94	(0	.01)•	0.87	0.86	—	—		—	—		16.80	5.40	1.52	1.37		1.34		(0.27)		1	122
Class I
06-30-09	7.45	(0.01)		1.04	1.03	—	—		—	—		8.48	13.83	0.81	0	.81†	0	.79†	(0	.24)†	7,913	76
12-31-08	17.63	(0.05)		(7.21)	(7.26)	—	2.92		—	2.92		7.45	(46.30)	0.78	0	.78†	0	.75†	(0	.41)†	6,233	171
12-31-07	17.01	(0.09)		1.94	1.85	0.04	1.19		—	1.23		17.63	11.11	0.77	0.77		0.75		(0.49)		13,708	113
12-31-06	19.06	(0	.04)•	0.36	0.32	—	2.37		—	2.37		17.01	1.98	0.77	0.77		0.74		(0.25)		119,963	122
05-13-05(4)–12-31-05	15.50	(0	.06)•	3.62	3.56	—	—		—	—		19.06	22.97	0.81	0.79		0.79		(0.54)		5,122	103
Class S
06-30-09	7.39	(0.02)		1.02	1.00	—	—		—	—		8.39	13.53	1.06	1	.06†	1	.04†	(0	.49)†	228,931	76
12-31-08	17.55	(0.08)		(7.16)	(7.24)	—	2.92		—	2.92		7.39	(46.41)	1.03	1	.03†	1	.00†	(0	.66)†	215,922	171
12-31-07	16.94	(0.11)		1.91	1.80	—	1.19		—	1.19		17.55	10.86	1.02	1.02		1.00		(0.65)		481,388	113
12-31-06	19.03	(0.04)		0.32	0.28	—	2.37		—	2.37		16.94	1.75	1.02	1.02		0.99		(0.24)		475,637	122
12-31-05	17.81	(0	.11)•	1.33	1.22	—	—		—	—		19.03	6.85	1.03	1.03		1.01		(0.66)		568,850	103
12-31-04	14.90	(0.12)		3.03	2.91	—	—		—	—		17.81	19.53	1.03	1.03		0.97		(0.79)		664,525	126
Class S2
06-30-09	7.29	(0.02)		1.01	0.99	—	—		—	—		8.28	13.58	1.31	1	.21†	1	.19†	(0	.64)†	11,055	76
12-31-08	17.39	(0.09)		(7.09)	(7.18)	—	2.92		—	2.92		7.29	(46.49)	1.28	1	.18†	1	.15†	(0	.81)†	9,645	171
12-31-07	16.82	(0.14)		1.90	1.76	—	1.19		—	1.19		17.39	10.69	1.27	1.17		1.15		(0.80)		20,494	113
12-31-06	18.94	(0.07)		0.32	0.25	—	2.37		—	2.37		16.82	1.59	1.27	1.17		1.14		(0.43)		19,611	122
12-31-05	17.76	(0	.14)•	1.32	1.18	—	—		—	—		18.94	6.64	1.28	1.18		1.16		(0.81)		17,517	103
12-31-04	14.88	(0.10)		2.98	2.88	—	—		—	—		17.76	19.35	1.18	1.18		1.12		(0.93)		12,901	126

ING Artio Foreign Portfolio
Class ADV
06-30-09	9.18	0	.11•	(0.17)	(0.06)	—	—		—	—		9.12	(0.65)	1.64	1	.48†	1	.48†	2	.69†	1,480	115
12-31-08	18.22	0	.21•	(7.71)	(7.50)	—	1.54		—	1.54		9.18	(43.95)	1.62	1	.47†	1	.47†	1	.45†	1,372	138
12-31-07	16.81	0.01		2.66	2.67	0.05	1.21		—	1.26		18.22	16.04	1.62	1.47		1.47		0.08		6,491	77
04-28-06(4)–12-31-06	15.39	(0	.04)•	1.46	1.42	—	0	.00*	—	0	.00*	16.81	9.24	1.64	1.49		1.49		(0.52)		460	62
Class I
06-30-09	9.40	0	.14•	(0.19)	(0.05)	—	—		—	—		9.35	(0.53)	0.89	0	.88†	0	.88†	3	.35†	977,436	115
12-31-08	18.48	0	.28•	(7.82)	(7.54)	—	1.54		—	1.54		9.40	(43.53)	0.87	0	.87†	0	.87†	2	.03†	821,760	138
12-31-07	16.94	0.21		2.59	2.80	0.05	1.21		—	1.26		18.48	16.74	0.87	0.87		0.87		1.30		1,259,238	77
12-31-06	13.07	0	.18•	3.69	3.87	—	0	.00*	—	0	.00*	16.94	29.63	0.89	0.89		0.88		1.20		864,923	62
12-31-05	12.21	0	.05•	1.85	1.90	0.02	1.02		—	1.04		13.07	15.60	0.92	0.92		0.92		0.68		107,887	92
12-03-04(4)–12-31-04	11.89	(0	.00)*	0.41	0.41	0.02	0.07		—	0.09		12.21	3.47	0.96	0.96		0.96		(0.56)		2,993	104
Class S
06-30-09	9.32	0	.13•	(0.19)	(0.06)	—	—		—	—		9.26	(0.64)	1.14	1	.13†	1	.13†	2	.98†	584,459	115
12-31-08	18.39	0.26		(7.79)	(7.53)	—	1.54		—	1.54		9.32	(43.69)	1.12	1	.12†	1	.12†	1	.87†	616,030	138
12-31-07	16.87	0	.19•	2.56	2.75	0.02	1.21		—	1.23		18.39	16.47	1.12	1.12		1.12		1.05		1,083,647	77
12-31-06	13.06	0.13		3.68	3.81	—	0	.00*	—	0	.00*	16.87	29.19	1.14	1.14		1.13		0.89		727,745	62
12-31-05	12.22	0	.10•	1.77	1.87	0.01	1.02		—	1.03		13.06	15.35	1.17	1.17		1.17		0.76		811,202	92
12-31-04	10.42	0.05		1.83	1.88	0.01	0.07		—	0.08		12.22	18.03	1.21	1.21		1.21		0.39		379,495	104

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																						Supplemental
		operations					Less distributions										Ratios to average net assets							data
	Net													Net				Expenses
	asset			Net										asset				net of fee
	value,			realized	Total									value,			Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net		From net		From			end of			before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment		realized		return of	Total		year or	Total		reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income		gains		capital	distributions		period	Return(1)		additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)		($)		($)	($)		($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING Artio Foreign Portfolio (continued)
Class S2
06-30-09	9.27	0	.12•	(0.19)	(0.07)		—		—		—	—		9.20	(0.76)		1.39	1	.28†	1	.28†	2	.83†	38,196	115
12-31-08	18.32	0.24		(7.75)	(7.51)		—		1.54		—	1.54		9.27	(43.76)		1.37	1	.27†	1	.27†	1	.69†	41,667	138
12-31-07	16.83	0.17		2.53	2.70		—		1.21		—	1.21		18.32	16.23		1.37	1.27		1.27		0.96		83,194	77
12-31-06	13.04	0	.13•	3.66	3.79		—		0	.00*	—	0	.00*	16.83	29.08		1.39	1.29		1.28		0.90		73,497	62
12-31-05	12.22	0	.08•	1.76	1.84		0	.00*	1.02		—	1.02		13.04	15.13		1.42	1.32		1.32		0.62		40,914	92
12-31-04	10.43	0.05		1.81	1.86		0	.00*	0.07		—	0.07		12.22	17.86		1.36	1.36		1.36		0.22		20,429	104

ING Clarion Global Real Estate Portfolio
Class ADV
06-30-09	7.07	0.11		0.06	0.17		—		—		—	—		7.24	2.40		1.76	1	.50†	1	.50†	3	.33†	1	43
12-31-08	12.08	0.19		(5.20)	(5.01)		—		—		—	—		7.07	(41.47)		1.72	1	.50†	1	.50†	1	.79†	1	53
12-31-07	13.34	0	.07•	(1.08)	(1.01)		0.20		0.01		0.04	0.25		12.08	(7.63)		1.72	1.50		1.50		0.50		1	58
04-28-06(4)–12-31-06	11.05	0	.09•	2.54	2.63		0.24		0.10		—	0.34		13.34	23.82		1.83	1.52		1.52		1.08		1	37
Class I
06-30-09	7.12	0	.12•	0.05	0.17		—		—		—	—		7.29	2.39		1.01	0	.90†	0	.90†	3	.98†	226,087	43
12-31-08	12.08	0	.26•	(5.22)	(4.96)		—		—		—	—		7.12	(41.06)		0.97	0	.90†	0	.90†	2	.73†	272,111	53
12-31-07	13.42	0	.22•	(1.16)	(0.94)		0.35		0.01		0.04	0.40		12.08	(7.03)		0.97	0.90		0.90		1.65		141,367	58
01-03-06(4)–12-31-06	10.00	0.15		3.62	3.77		0.25		0.10		—	0.35		13.42	37.77		1.08	0.92		0.92		1.54		44,706	37
Class S
06-30-09	7.09	0	.12•	0.05	0.17		—		—		—	—		7.26	2.40		1.26	1	.15†	1	.15†	3	.77†	155,595	43
12-31-08	12.07	0	.23•	(5.21)	(4.98)		—		—		—	—		7.09	(41.26)		1.22	1	.15†	1	.15†	2	.33†	144,199	53
12-31-07	13.41	0	.17•	(1.14)	(0.97)		0.32		0.01		0.04	0.37		12.07	(7.29)		1.22	1.15		1.15		1.26		151,893	58
01-03-06(4)–12-31-06	10.00	0	.16•	3.59	3.75		0.24		0.10		—	0.34		13.41	37.54		1.33	1.17		1.17		1.37		80,218	37
Class S2
06-30-09	7.11	0	.11•	0.05	0.16		—		—		—	—		7.27	2.25		1.51	1	.30†	1	.30†	3	.62†	1,853	43
12-31-08	12.12	0	.21•	(5.22)	(5.01)		—		—		—	—		7.11	(41.34)		1.47	1	.30†	1	.30†	2	.02†	1,695	53
12-31-07	13.45	0	.14•	(1.13)	(0.99)		0.29		0.01		0.04	0.34		12.12	(7.39)		1.47	1.30		1.30		1.04		2,736	58
05-03-06(4)–12-31-06	11.05	0	.08•	2.60	2.68		0.18		0.10		—	0.28		13.45	24.25		1.58	1.32		1.32		1.02		1,807	37

ING Evergreen Health Sciences Portfolio
Class ADV
06-30-09	8.47	(0.01)		0.29	0.28		—		—		—	—		8.75	3.31		1.51	1	.35††	1	.33††	(0	.22)††	1	27
12-31-08	12.64	(0.07)		(3.48)	(3.55)		—		0.62		—	0.62		8.47	(29.14)		1.50	1	.35†	1	.34†	(0	.62)†	1	56
12-31-07	12.17	(0.02)		0.99	0.97		0.04		0.46		—	0.50		12.64	8.13		1.50	1.35		1.33		(0.16)		1	81
12-29-06(4)–12-31-06	12.17	(0	.00)*	—	(0	.00)*	—		—		—	—		12.17	—		1.52	1.37		1.35		(1.35)		1	37
Class I
06-30-09	8.59	0.02		0.28	0.30		—		—		—	—		8.89	3.49		0.76	0	.75††	0	.73††	0	.43††	5,577	27
12-31-08	12.75	0.01		(3.50)	(3.49)		0.05		0.62		—	0.67		8.59	(28.49)		0.75	0	.75†	0	.74†	0	.11†	5,626	56
12-31-07	12.20	0.04		1.01	1.05		0.04		0.46		—	0.50		12.75	8.78		0.75	0.75		0.73		0.37		4,857	81
04-28-06(4)–12-31-06	11.24	0.02		0.94	0.96		—		0	.00*	—	0	.00*	12.20	8.59		0.77	0.77		0.75		0.29		3,963	37
Class S
06-30-09	8.57	0.01		0.28	0.29		—		—		—	—		8.86	3.38		1.01	1	.00††	0	.98††	0	.20††	181,063	27
12-31-08	12.72	(0.01)		(3.50)	(3.51)		0.02		0.62		—	0.64		8.57	(28.68)		1.00	1	.00†	0	.99†	(0	.08)†	181,234	56
12-31-07	12.17	0.02		1.01	1.03		0.02		0.46		—	0.48		12.72	8.56		1.00	1.00		0.98		0.14		219,634	81
12-31-06	10.69	0.02		1.46	1.48		—		0	.00*	—	0	.00*	12.17	13.89		1.02	1.02		1.00		0.14		202,218	37
12-31-05	10.00	0	.00*	1.04	1.04		0	.00*	0.35		—	0.35		10.69	10.41		1.01	1.01		1.01		(0.04)		166,655	118
05-03-04(4)–12-31-04	10.00	(0.01)		0.01	—		—		—		—	—		10.00	0	.00*	1.00	1.00		1.00		(0.27)		31,957	88

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																				Supplemental
		operations					Less distributions								Ratios to average net assets							data
	Net											Net				Expenses
	asset			Net								asset				net of fee
	value,			realized	Total							value,			Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net		From net	From		end of			before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment		realized	return of	Total	year or	Total		reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income		gains	capital	distributions	period	Return(1)		additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)		($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING Evergreen Health Sciences Portfolio (continued)
Class S2
06-30-09	8.54	(0	.00)•	0.30	0.30		—		—	—	—	8.84	3.51		1.26	1	.15††	1	.13††	(0	.07)††	1	27
12-31-08	12.67	(0	.01)•	(3.49)	(3.50)		0.01		0.62	—	0.63	8.54	(28.71)		1.25	1	.15†	1	.14†	(0	.06)†	1	56
12-31-07	12.17	0	.00•,*	1.00	1.00		0.04		0.46	—	0.50	12.67	8.38		1.25	1.15		1.13		0.01		1	81
12-29-06(4)–12-31-06	12.17	(0	.00)*	—	(0	.00)*	—		—	—	—	12.17	—		1.27	1.17		1.15		(1.15)		1	37

ING FMRSM Diversified Mid Cap Portfolio
Class ADV
06-30-09	8.49	0.01		1.21	1.22		—		—	—	—	9.71	14.37		1.40	1	.25†	1	.25†	0	.26†	9,534	45
12-31-08	15.09	0.01		(5.64)	(5.63)		0.02		0.95	—	0.97	8.49	(39.35)		1.39	1	.24†	1	.24†	0	.11†	6,321	146
12-31-07	13.28	(0.04)		1.92	1.88		0.01		0.06	—	0.07	15.09	14.16		1.38	1.23		1.23		(0.22)		9,615	147
01-17-06(4)–12-31-06	13.92	(0.02)		0.75	0.73		—		1.37	—	1.37	13.28	5.62		1.40	1.25		1.25		(0.17)		3,276	160
Class I
06-30-09	8.57	0.04		1.23	1.27		—		—	—	—	9.84	14.82		0.65	0	.65†	0	.65†	0	.84†	153,500	45
12-31-08	15.33	0.11		(5.77)	(5.66)		0.15		0.95	—	1.10	8.57	(39.02)		0.64	0	.64†	0	.64†	0	.70†	158,268	146
12-31-07	13.44	0	.05•	1.94	1.99		0.04		0.06	—	0.10	15.33	14.81		0.63	0.63		0.63		0.36		345,200	147
12-31-06	13.25	0	.07•	1.49	1.56		—		1.37	—	1.37	13.44	12.21		0.65	0.65		0.65		0.50		84,973	160
08-15-05(4)–12-31-05	12.48	0	.02•	0.75	0.77		—		—	—	—	13.25	6.17		0.74	0.74		0.74		0.34		214	186
Class S
06-30-09	8.55	0.03		1.22	1.25		—		—	—	—	9.80	14.62		0.90	0	.90†	0	.90†	0	.60†	794,470	45
12-31-08	15.24	0.06		(5.71)	(5.65)		0.09		0.95	—	1.04	8.55	(39.14)		0.89	0	.89†	0	.89†	0	.46†	688,119	146
12-31-07	13.38	0.01		1.93	1.94		0.02		0.06	—	0.08	15.24	14.49		0.88	0.88		0.88		0.14		1,140,647	147
12-31-06	13.23	0.02		1.50	1.52		—		1.37	—	1.37	13.38	11.91		0.90	0.90		0.90		0.16		665,138	160
12-31-05	12.26	(0	.01)•	1.95	1.94		—		0.97	—	0.97	13.23	16.90		0.99	0.99		0.99		(0.06)		584,904	186
12-31-04	9.89	(0.03)		2.41	2.38		0.01		—	—	0.01	12.26	24.10		1.01	1.01		1.01		(0.30)		252,605	151
Class S2
06-30-09	8.52	0.02		1.23	1.25		—		—	—	—	9.77	14.67		1.15	1	.05†	1	.05†	0	.45†	38,522	45
12-31-08	15.16	0.04		(5.68)	(5.64)		0.05		0.95	—	1.00	8.52	(39.26)		1.14	1	.04†	1	.04†	0	.30†	34,326	146
12-31-07	13.32	(0.01)		1.91	1.90		0	.00*	0.06	—	0.06	15.16	14.28		1.13	1.03		1.03		(0.02)		59,534	147
12-31-06	13.19	0	.00*	1.50	1.50		—		1.37	—	1.37	13.32	11.79		1.15	1.05		1.05		0.02		42,398	160
12-31-05	12.24	(0	.03)•	1.95	1.92		—		0.97	—	0.97	13.19	16.76		1.24	1.14		1.14		(0.20)		30,511	186
12-31-04	9.90	(0.03)		2.39	2.36		0.02		—	—	0.02	12.24	23.83		1.16	1.16		1.16		(0.45)		9,814	151

ING Global Resources Portfolio
Class ADV
06-30-09	12.82	0	.04•	1.06	1.10		—		—	—	—	13.92	8.58		1.41	1	.26†	1	.26†	0	.62†	2,593	34
12-31-08	25.93	0	.09•	(8.99)	(8.90)		0.38		3.83	—	4.21	12.82	(41	.22)(a)	1.39	1	.24†	1	.24†	0	.46†	1,983	85
12-31-07	21.64	0	.30•	6.51	6.81		0.03		2.49	—	2.52	25.93	32.81		1.39	1	.24†	1	.24†	1	.26†	1,880	166
12-18-06(4)–12-31-06	21.75	(0	.00)*	(0.11)	(0.11)		—		—	—	—	21.64	0.51		1.40	1.25		1.25		(0.79)		181	159
Class I
06-30-09	13.14	0	.08•	1.09	1.17		—		—	—	—	14.31	8.90		0.66	0	.66†	0	.66†	1	.21†	24,138	34
12-31-08	26.36	0	.21•	(9.18)	(8.97)		0.42		3.83	—	4.25	13.14	(40	.86)(a)	0.64	0	.64†	0	.64†	0	.97†	23,664	85
12-31-07	21.84	0	.32•	6.72	7.04		0.03		2.49	—	2.52	26.36	33.60		0.64	0	.64†	0	.64†	1	.32†	35,734	166
12-31-06	20.41	0	.10•	4.21	4.31		0.07		2.81	—	2.88	21.84	21.72		0.65	0.65		0.65		0.48		19,960	159
12-31-05	15.74	0.12		5.62	5.74		0.17		0.90	—	1.07	20.41	38.08		0.65	0.65		0.65		1.17		8,870	334
12-31-04	14.90	0.14		0.85	0.99		0.15		—	—	0.15	15.74	6.67		0.67	0.67		0.67		1.77		2,420	176

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																				Supplemental
		operations					Less distributions								Ratios to average net assets							data
	Net											Net				Expenses
	asset			Net								asset				net of fee
	value,			realized	Total							value,			Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net		From net	From		end of			before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment		realized	return of	Total	year or	Total		reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income		gains	capital	distributions	period	Return(1)		additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)		($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING Global Resources Portfolio (continued)
Class S
06-30-09	13.03	0.06		1.08	1.14		—		—	—	—	14.17	8.75		0.91	0	.91†	0	.91†	0	.97†	796,339	34
12-31-08	26.19	0	.16•	(9.11)	(8.95)		0.38		3.83	—	4.21	13.03	(41	.00)(a)	0.89	0	.89†	0	.89†	0	.74†	691,845	85
12-31-07	21.74	0	.25•	6.69	6.94		0	.00*	2.49	—	2.49	26.19	33.27		0.89	0	.89†	0	.89†	1	.07†	1,039,716	166
12-31-06	20.35	0	.05•	4.19	4.24		0.04		2.81	—	2.85	21.74	21.41		0.90	0.90		0.90		0.23		540,037	159
12-31-05	15.71	0.13		5.55	5.68		0.14		0.90	—	1.04	20.35	37.73		0.90	0.90		0.90		1.01		379,936	334
12-31-04	14.89	0	.20•	0.75	0.95		0.13		—	—	0.13	15.71	6.42		0.91	0.91		0.91		1.69		190,176	176
Class S2
06-30-09	12.93	0	.05•	1.07	1.12		—		—	—	—	14.05	8.66		1.16	1	.06†	1	.06†	0	.82†	23,762	34
12-31-08	26.01	0.12		(9.04)	(8.92)		0.33		3.83	—	4.16	12.93	(41	.09)(a)	1.14	1	.04†	1	.04†	0	.58†	22,534	85
12-31-07	21.63	0.20		6.67	6.87		—		2.49	—	2.49	26.01	33.09		1.14	1	.04†	1	.04†	0	.85†	41,174	166
12-31-06	20.28	0	.02•	4.16	4.18		0.02		2.81	—	2.83	21.63	21.19		1.15	1.05		1.05		0.08		31,793	159
12-31-05	15.68	0.09		5.55	5.64		0.14		0.90	—	1.04	20.28	37.54		1.15	1.05		1.05		0.85		22,548	334
12-31-04	14.90	0	.20•	0.72	0.92		0.14		—	—	0.14	15.68	6.23		1.07	1.07		1.07		1.40		10,141	176

ING Janus Contrarian Portfolio
Class ADV
06-30-09	7.70	0.03		0.68	0.71		—		—	—	—	8.41	9.22		1.54	1.35		1.34		0.67		549	59
12-31-08	17.58	(0	.05)•	(7.86)	(7.91)		0.11		1.86	—	1.97	7.70	(49.18)		1.50	1.34		1.33		(0.46)		501	48
12-31-07	14.81	0	.00•,*	3.07	3.07		—		0.30	—	0.30	17.58	20.80		1.49	1.34		1.32		0.01		2	112
12-29-06(4)–12-31-06	14.81	(0	.00)*	—	(0	.00)*	—		—	—	—	14.81	—		1.53	1.38		1.38		(1.38)		1	34
Class I
06-30-09	7.84	0	.05•	0.69	0.74		—		—	—	—	8.58	9.44		0.79	0.75		0.74		1.24		126,354	59
12-31-08	17.75	0	.11•	(8.05)	(7.94)		0.11		1.86	—	1.97	7.84	(48.85)		0.75	0.74		0.73		0.92		156,515	48
12-31-07	14.89	0.09		3.07	3.16		—		0.30	—	0.30	17.75	21.30		0.74	0.74		0.72		0.67		2	112
04-28-06(4)–12-31-06	13.88	0	.09•	1.58	1.67		0.08		0.58	—	0.66	14.89	12.85		0.78	0.78		0.78		0.72		1	34
Class S
06-30-09	7.81	0.04		0.69	0.73		—		—	—	—	8.54	9.35		1.04	1.00		0.99		0.99		461,393	59
12-31-08	17.70	0.08		(8.03)	(7.95)		0.08		1.86	—	1.94	7.81	(48.98)		1.00	0.99		0.98		0.66		447,678	48
12-31-07	14.90	0	.06•	3.04	3.10		—		0.30	—	0.30	17.70	20.88		0.99	0.99		0.97		0.34		810,064	112
12-31-06	12.72	0	.07•	2.75	2.82		0.06		0.58	—	0.64	14.90	23.04		1.03	1.03		1.03		0.51		150,930	34
12-31-05	11.01	0	.04•	1.68	1.72		0.01		—	—	0.01	12.72	15.61		1.05	1.05		1.05		0.34		81,925	47
12-31-04	9.40	0.01		1.60	1.61		—		—	—	—	11.01	17.13		1.06	1.05		1.05		0.14		65,770	33
Class S2
06-30-09	7.75	0.03		0.69	0.72		—		—	—	—	8.47	9.29		1.29	1.15		1.14		0.83		18,899	59
12-31-08	17.58	0.07		(7.99)	(7.92)		0.05		1.86	—	1.91	7.75	(49.07)		1.25	1.14		1.13		0.53		18,751	48
12-31-07	14.81	0.02		3.05	3.07		—		0.30	—	0.30	17.58	20.81		1.24	1.14		1.12		0.19		39,409	112
12-31-06	12.66	0.05		2.73	2.78		0.05		0.58	—	0.63	14.81	22.81		1.28	1.18		1.18		0.37		7,238	34
12-31-05	10.98	0	.02•	1.67	1.69		0.01		—	—	0.01	12.66	15.39		1.30	1.20		1.20		0.22		3,756	47
12-31-04	9.39	(0.02)		1.61	1.59		—		—	—	—	10.98	16.93		1.21	1.21		1.20		(0.07)		2,178	33

ING JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-09	11.80	0	.03•	3.68	3.71		—		—	—	—	15.51	31.44		2.01	1.86		1.86		0.45		3,118	2
12-31-08	26.43	0	.25•	(13.17)	(12.92)		0.48		1.23	—	1.71	11.80	(51	.46)(a)	2.00	1.85		1.85		1.27		2,318	14
12-31-07	19.42	(0	.00)•,*	7.33	7.33		0.27		0.05	—	0.32	26.43	38.02		2.00	1.85		1.85		(0	.00)*	5,040	15
03-23-06(4)–12-31-06	15.99	(0.02)		3.75	3.73		0.11		0.19	—	0.30	19.42	23.74		2.01	1.86		1.86		(0.36)		431	5

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																			Supplemental
		operations						Less distributions									Ratios to average net assets				data
	Net													Net				Expenses
	asset			Net										asset				net of fee
	value,			realized		Total								value,			Expenses	waivers	Expenses		Net assets,
	beginning	Net		and		from		From net		From net	From			end of			before	and/or	net of all	Net Investment	end of	Portfolio
	of year	investment		unrealized		investment		investment		realized	return of	Total		year or	Total		reductions/	recoupments,	reductions/	income	year or	turnover
	or period	income (loss)		gain (loss)		operations		income		gains	capital	distributions		period	Return(1)		additions(2)(3)	if any(2)(3)	additions(2)(3)	(loss) (2)(3)	period	rate
Year or period ended	($)	($)		($)		($)		($)		($)	($)	($)		($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
ING JPMorgan Emerging Markets Equity Portfolio (continued)
Class I
06-30-09	12.03	0	.07•	3.77		3.84		—		—	—	—		15.87	31.92		1.26	1.26	1.26	1.04	285,915	2
12-31-08	26.85	0	.36•	(13.40)		(13.04)		0.55		1.23	—	1.78		12.03	(51	.21)(a)	1.25	1.25	1.25	1.86	203,797	14
12-31-07	19.61	0	.16•	7.40		7.56		0.27		0.05	—	0.32		26.85	38.86		1.25	1.25	1.25	0.72	333,429	15
12-31-06	14.67	0	.12•	5.12		5.24		0.11		0.19	—	0.30		19.61	36.18		1.26	1.26	1.26	0.72	193,413	5
12-02-05(4)–12-31-05	14.28	0	.03•	0.36		0.39		—		—	—	—		14.67	2.73		1.30	1.30	1.30	2.38	33,756	85
Class S
06-30-09	12.00	0	.05•	3.76		3.81		—		—	—	—		15.81	31.75		1.51	1.51	1.51	0.82	671,163	2
12-31-08	26.79	0	.32•	(13.38)		(13.06)		0.50		1.23	—	1.73		12.00	(51	.32)(a)	1.50	1.50	1.50	1.61	464,609	14
12-31-07	19.58	0	.10•	7.39		7.49		0.23		0.05	—	0.28		26.79	38.53		1.50	1.50	1.50	0.45	974,312	15
12-31-06	14.67	0.10		5.09		5.19		0.09		0.19	—	0.28		19.58	35.79		1.51	1.51	1.51	0.69	556,576	5
12-31-05(5)	10.89	0	.11•	3.68		3.79		0.01		—	—	0.01		14.67	34.82		1.50	1.50	1.50	0.90	366,350	85
12-31-04	9.28	0.05		1.60		1.65		0.04		—	—	0.04		10.89	17.76		1.54	1.54	1.54	0.62	156,615	166
Class S2
06-30-09	11.92	0.04		3.73		3.77		—		—	—	—		15.69	31.63		1.76	1.66	1.66	0.65	27,324	2
12-31-08	26.59	0	.30•	(13.29)		(12.99)		0.45		1.23	—	1.68		11.92	(51	.37)(a)	1.75	1.65	1.65	1.48	20,682	14
12-31-07	19.45	0.08		7.32		7.40		0.21		0.05	—	0.26		26.59	38.29		1.75	1.65	1.65	0.34	47,835	15
12-31-06	14.58	0	.08•	5.06		5.14		0.08		0.19	—	0.27		19.45	35.68		1.76	1.66	1.66	0.50	35,282	5
12-31-05(5)	10.85	0	.09•	3.65		3.74		0.01		—	—	0.01		14.58	34.51		1.75	1.65	1.65	0.74	19,785	85
12-31-04	9.26	0.02		1.62		1.64		0.05		—	—	0.05		10.85	17.68		1.69	1.69	1.69	0.40	7,223	166

ING Liquid Assets Portfolio
Class I
06-30-09	1.00	0	.00*	0	.00*	0	.00*	0	.00*	—	—	0	.00*	1.00	0.21		0.30	0.30	0.30	0.43	194,089	—
12-31-08	1.00	0.03		0	.00*	0.03		0.03		—	—	0.03		1.00	2.70		0.28	0.28	0.28	2.64	204,155	—
12-31-07	1.00	0.05		(0	.00)*	0.05		0.05		—	—	0.05		1.00	5.22		0.28	0.28	0.28	5.10	184,187	—
12-31-06	1.00	0.05		—		0.05		0.05		—	—	0.05		1.00	4.93		0.29	0.29	0.29	4.89	204,662	—
12-31-05	1.00	0.03		(0	.00)*	0.03		0.03		—	—	0.03		1.00	3.04		0.29	0.29	0.29	3.00	134,152	—
05-07-04(4)–12-31-04	1.00	0.01		(0	.00)*	0.01		0.01		—	—	0.01		1.00	0.86		0.29	0.29	0.29	1.43	125,543	—
Class S
06-30-09	1.00	0	.00*	0	.00*	0	.00*	0	.00*	—	—	0	.00*	1.00	0.09		0.55	0.55	0.55	0.19	2,152,123	—
12-31-08	1.00	0.02		0	.00*	0.02		0.02		—		0.02		1.00	2.44		0.53	0.53	0.53	2.28	2,461,486	—
12-31-07	1.00	0.05		0	.00*	0.05		0.05		—	—	0.05		1.00	4.96		0.53	0.53	0.53	4.85	1,136,300	—
12-31-06	1.00	0.05		—		0.05		0.05		—	—	0.05		1.00	4.67		0.54	0.54	0.54	4.60	767,059	—
12-31-05	1.00	0.03		(0	.00)*	0.03		0.03		—	—	0.03		1.00	2.78		0.54	0.54	0.54	2.75	676,630	—
12-31-04	1.00	0.01		(0	.00)*	0.01		0.01		—	—	0.01		1.00	0.92		0.54	0.54	0.54	0.91	675,387	—
Class S2
06-30-09	1.00	0	.00*	0	.00*	0	.00*	0	.00*	—	—	0	.00*	1.00	0.05		0.80	0.65	0.65	0.09	152,856	—
12-31-08	1.00	0.02		0	.00*	0.02		0.02		—	—	0.02		1.00	2.29		0.78	0.68	0.68	2.06	171,930	—
12-31-07	1.00	0.05		—		0.05		0.05		—	—	0.05		1.00	4.80		0.78	0.68	0.68	4.70	55,304	—
12-31-06	1.00	0.05		—		0.05		0.05		—	—	0.05		1.00	4.51		0.79	0.69	0.69	4.48	20,509	—
12-31-05	1.00	0.03		(0	.00)*	0.03		0.03		—	—	0.03		1.00	2.63		0.79	0.69	0.69	2.61	12,828	—
12-31-04	1.00	0.01		(0	.00)*	0.01		0.01		—	—	0.01		1.00	0.77		0.69	0.69	0.69	0.84	10,124	—

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																				Supplemental
		operations					Less distributions								Ratios to average net assets							data
	Net												Net			Expenses
	asset			Net									asset			net of fee
	value,			realized	Total								value,		Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net		From net	From			end of		before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment		realized	return of	Total		year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income		gains	capital	distributions		period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)		($)	($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Marsico Growth Portfolio
Class ADV
06-30-09	11.11	0.02		0.60	0.62		—		—	—	—		11.73	5.58	1.56	1	.40††	1	.40††	0	.29††	3,896	44
12-31-08	18.68	0	.04•	(7.61)	(7.57)		—		—	—	—		11.11	(40.52)	1.53	1	.38†	1	.38†	0	.24†	3,818	76
12-31-07	16.42	0.06		2.20	2.26		—		—	—	—		18.68	13.76	1.52	1.37		1.37		0.34		14,649	51
12-31-06	15.70	(0.04)		0.76	0.72		—		—	—	—		16.42	4.59	1.52	1.37		1.36		(0.34)		11,394	64
12-31-05	14.47	(0	.06)•	1.29	1.23		—		—	—	—		15.70	8.50	1.51	1.36		1.34		(0.41)		6,456	72
12-31-04	12.90	(0.02)		1.59	1.57		—		—	—	—		14.47	12.17	1.38	1.38		1.35		(0.28)		1,784	72
Class I
06-30-09	11.36	0	.05•	0.61	0.66		—		—	—	—		12.02	5.81	0.81	0	.80††	0	.80††	0	.90††	218,639	44
12-31-08	19.14	0	.15•	(7.80)	(7.65)		0.13		—	—	0.13		11.36	(40.16)	0.78	0	.78†	0	.78†	0	.95†	249,020	76
12-31-07	16.73	0	.17•	2.24	2.41		0	.00*	—	—	0	.00*	19.14	14.43	0.77	0.77		0.77		0.96		145,442	51
12-31-06	15.90	0	.05•	0.78	0.83		—		—	—	—		16.73	5.22	0.77	0.77		0.76		0.30		75,920	64
12-31-05	14.57	0	.03•	1.30	1.33		—		—	—	—		15.90	9.13	0.76	0.76		0.74		0.18		10,944	72
12-31-04	12.91	0.04		1.62	1.66		—		—	—	—		14.57	12.86	0.78	0.75		0.75		0.30		3,285	72
Class S
06-30-09	11.24	0.04		0.60	0.64		—		—	—	—		11.88	5.69	1.06	1	.05††	1	.05††	0	.64††	464,480	44
12-31-08	18.93	0.11		(7.72)	(7.61)		0.08		—	—	0.08		11.24	(40.31)	1.03	1	.03†	1	.03†	0	.65†	455,225	76
12-31-07	16.58	0.12		2.23	2.35		—		—	—	—		18.93	14.17	1.02	1.02		1.02		0.64		833,885	51
12-31-06	15.80	(0	.00)*	0.78	0.78		—		—	—	—		16.58	4.94	1.02	1.02		1.01		(0	.00)*	801,219	64
12-31-05	14.51	0	.00*	1.29	1.29		—		—	—	—		15.80	8.89	1.01	1.01		0.99		(0.02)		886,962	72
12-31-04	12.90	0	.01•	1.60	1.61		—		—	—	—		14.51	12.48	1.03	1.03		1.00		0.04		882,416	72
Class S2
06-30-09	11.16	0.03		0.60	0.63		—		—	—	—		11.79	5.65	1.31	1	.20††	1	.20††	0	.49††	14,845	44
12-31-08	18.79	0	.08•	(7.66)	(7.58)		0.05		—	—	0.05		11.16	(40.42)	1.28	1	.18†	1	.18†	0	.49†	14,280	76
12-31-07	16.48	0.09		2.22	2.31		—		—	—	—		18.79	14.02	1.27	1.17		1.17		0.49		26,473	51
12-31-06	15.73	(0.02)		0.77	0.75		—		—	—	—		16.48	4.77	1.27	1.17		1.16		(0.15)		24,805	64
12-31-05	14.47	(0	.03)•	1.29	1.26		—		—	—	—		15.73	8.71	1.26	1.16		1.14		(0.19)		22,551	72
12-31-04	12.88	(0.01)		1.60	1.59		—		—	—	—		14.47	12.34	1.18	1.15		1.15		(0.10)		15,096	72

ING Marsico International Opportunities Portfolio
Class ADV
06-30-09	7.69	0.06		1.12	1.18		—		—	—	—		8.87	15.34	1.50	1	.29†	1	.29†	1	.56†	4,860	49
12-31-08	16.99	0	.11•	(8.01)	(7.90)		—		1.40	—	1.40		7.69	(49.65)	1.49	1	.28†	1	.28†	0	.85†	4,326	122
12-31-07	15.22	0	.14•	2.81	2.95		0.11		1.07	—	1.18		16.99	20.19	1.47	1.28		1.28		0.88		15,698	111
01-20-06(4)–12-31-06	12.77	0.04		2.46	2.50		0.01		0.04	—	0.05		15.22	19.63	1.48	1.28		1.28		0.34		17,507	103
Class I
06-30-09	7.70	0.09		1.12	1.21		—		—	—	—		8.91	15.71	0.75	0	.69†	0	.69†	2	.21†	237,816	49
12-31-08	17.11	0	.20•	(8.05)	(7.85)		0.16		1.40	—	1.56		7.70	(49.34)	0.74	0	.68†	0	.68†	1	.62†	210,871	122
12-31-07	15.32	0	.23•	2.84	3.07		0.21		1.07	—	1.28		17.11	20.88	0.72	0.68		0.68		1.42		204,729	111
12-31-06	12.38	0	.12•	2.87	2.99		0.01		0.04	—	0.05		15.32	24.21	0.73	0.68		0.68		0.90		137,712	103
04-29-05(4)–12-31-05	10.00	0	.04•	2.52	2.56		0.02		0.16	—	0.18		12.38	25.62	0.78	0.68		0.68		0.58		44,459	73
Class S
06-30-09	7.66	0	.07•	1.13	1.20		—		—	—	—		8.86	15.67	1.00	0	.94†	0	.94†	1	.91†	204,934	49
12-31-08	17.05	0	.16•	(8.02)	(7.86)		0.13		1.40	—	1.53		7.66	(49.51)	0.99	0	.93†	0	.93†	1	.25†	193,839	122
12-31-07	15.28	0	.18•	2.84	3.02		0.18		1.07	—	1.25		17.05	20.58	0.97	0.93		0.93		1.10		362,903	111
12-31-06	12.36	0.08		2.88	2.96		0	.00*	0.04	—	0.04		15.28	24.02	0.98	0.93		0.93		0.64		222,639	103
05-02-05(4)–12-31-05	10.00	0	.02•	2.51	2.53		0.01		0.16	—	0.17		12.36	25.35	1.02	0.93		0.93		0.22		150,499	73
Class S2
06-30-09	7.64	0.06		1.14	1.20		—		—	—	—		8.84	15.71	1.25	1	.09†	1	.09†	1	.66†	1	49
12-31-08	16.95	0.13		(8.00)	(7.87)		0.04		1.40	—	1.44		7.64	(49.66)	1.24	1	.08†	1	.08†	1	.01†	1	122
12-31-07	15.28	0.15		2.80	2.95		0.21		1.07	—	1.28		16.95	20.13	1.22	1.08		1.08		0.97		1	111
12-29-06(4)–12-31-06	15.28	(0	.00)*	—	(0	.00)*	—		—	—	—		15.28	—	1.23	1.08		1.08		(1.08)		1	103

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment														Supplemental
		operations				Less distributions						Ratios to average net assets				data
	Net									Net			Expenses
	asset			Net						asset			net of fee
	value,			realized	Total					value,		Expenses	waivers	Expenses		Net assets,
	beginning	Net		and	from	From net	From net	From		end of		before	and/or	net of all	Net Investment	end of	Portfolio
	of year	investment		unrealized	investment	investment	realized	return of	Total	year or	Total	reductions/	recoupments,	reductions/	income	year or	turnover
	or period	income (loss)		gain (loss)	operations	income	gains	capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)	additions(2)(3)	(loss) (2)(3)	period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING MFS Total Return Portfolio
Class ADV
06-30-09	11.90	0.17		0.32	0.49	—	—	—	—	12.39	4.12	1.44	1.29	1.28	2.89	1,783	27
12-31-08	17.99	0	.37•	(4.17)	(3.80)	0.68	1.61	—	2.29	11.90	(22.63)	1.41	1.26	1.25	2.40	1,960	59
12-31-07	18.78	0.40		0.31	0.71	0.48	1.02	—	1.50	17.99	3.61	1.39	1.24	1.23	2.12	6,428	60
12-31-06	18.05	0	.40•	1.57	1.97	0.40	0.84	—	1.24	18.78	11.55	1.39	1.24	1.23	2.28	6,428	44
12-31-05	18.67	0	.36•	0.09	0.45	0.41	0.66	—	1.07	18.05	2.53	1.40	1.25	1.25	1.98	5,839	51
12-31-04	17.19	0	.39•	1.47	1.86	0.38	—	—	0.38	18.67	10.83	1.24	1.23	1.23	2.08	3,159	66
Class I
06-30-09	11.87	0.21		0.31	0.52	—	—	—	—	12.39	4.38	0.69	0.69	0.68	3.46	117,845	27
12-31-08	18.26	0	.48•	(4.23)	(3.75)	1.03	1.61	—	2.64	11.87	(22.17)	0.66	0.66	0.65	3.06	121,270	59
12-31-07	19.03	0.51		0.34	0.85	0.60	1.02	—	1.62	18.26	4.27	0.64	0.64	0.63	2.75	200,345	60
12-31-06	18.26	0	.53•	1.57	2.10	0.49	0.84	—	1.33	19.03	12.22	0.64	0.64	0.63	2.86	151,940	44
12-31-05	18.81	0	.49•	0.08	0.57	0.46	0.66	—	1.12	18.26	3.14	0.65	0.65	0.65	2.71	172,607	51
12-31-04	17.22	0	.47•	1.50	1.97	0.38	—	—	0.38	18.81	11.45	0.64	0.64	0.63	2.69	5,119	66
Class S
06-30-09	11.90	0.19		0.32	0.51	—	—	—	—	12.41	4.29	0.94	0.94	0.93	3.21	833,648	27
12-31-08	18.23	0	.44•	(4.22)	(3.78)	0.94	1.61	—	2.55	11.90	(22.35)	0.91	0.91	0.90	2.82	836,604	59
12-31-07	19.00	0	.47•	0.33	0.80	0.55	1.02	—	1.57	18.23	4.01	0.89	0.89	0.88	2.47	1,265,296	60
12-31-06	18.23	0	.48•	1.57	2.05	0.44	0.84	—	1.28	19.00	11.93	0.89	0.89	0.88	2.62	1,400,960	44
12-31-05	18.78	0	.43•	0.10	0.53	0.42	0.66	—	1.08	18.23	2.90	0.89	0.89	0.89	2.32	1,465,066	51
12-31-04	17.21	0	.41•	1.50	1.91	0.34	—	—	0.34	18.78	11.12	0.89	0.89	0.88	2.42	1,483,814	66
Class S2
06-30-09	11.82	0.18		0.32	0.50	—	—	—	—	12.32	4.23	1.19	1.09	1.08	3.06	32,670	27
12-31-08	18.08	0	.41•	(4.18)	(3.77)	0.88	1.61	—	2.49	11.82	(22.44)	1.16	1.06	1.05	2.67	33,529	59
12-31-07	18.87	0.45		0.31	0.76	0.53	1.02	—	1.55	18.08	3.82	1.14	1.04	1.03	2.32	51,016	60
12-31-06	18.12	0.45		1.56	2.01	0.42	0.84	—	1.26	18.87	11.79	1.14	1.04	1.03	2.48	54,492	44
12-31-05	18.71	0	.40•	0.08	0.48	0.41	0.66	—	1.07	18.12	2.68	1.14	1.04	1.04	2.18	49,367	51
12-31-04	17.18	0	.39•	1.50	1.89	0.36	—	—	0.36	18.71	11.02	1.04	1.04	1.03	2.30	36,969	66

ING MFS Utilities Portfolio
Class ADV
06-30-09	9.49	0	.32•	0.66	0.98	—	—	—	—	10.47	10.33	1.54	1.39	1.37	6.86	548	41
12-31-08	17.74	0.30		(6.42)	(6.12)	0.38	1.75	—	2.13	9.49	(37.91)	1.53	1.38	1.36	2.13	618	67
12-31-07	14.54	0	.29•	3.59	3.88	0.14	0.54	—	0.68	17.74	26.97	1.52	1.37	1.34	1.73	987	81
07-18-06(4)–12-31-06	11.95	0.05		2.54	2.59	—	—	—	—	14.54	21.67	1.54	1.39	1.37	1.23	86	93
Class I
06-30-09	9.53	0	.35•	0.67	1.02	—	—	—	—	10.55	10.70	0.79	0.79	0.77	7.40	4,797	41
12-31-08	17.92	0	.40•	(6.52)	(6.12)	0.52	1.75	—	2.27	9.53	(37.56)	0.78	0.78	0.76	2.73	4,858	67
12-31-07	14.60	0.37		3.63	4.00	0.14	0.54	—	0.68	17.92	27.72	0.77	0.77	0.74	2.24	9,192	81
12-31-06	11.22	0.28		3.18	3.46	0.02	0.06	—	0.08	14.60	31.04	0.79	0.79	0.77	2.34	7,489	93
04-29-05(4)–12-31-05	10.00	0	.13•	1.41	1.54	0.09	0.23	—	0.32	11.22	15.35	0.82	0.80	0.80	1.73	5,599	152
Class S
06-30-09	9.51	0	.33•	0.67	1.00	—	—	—	—	10.51	10.52	1.04	1.04	1.02	7.07	421,171	41
12-31-08	17.84	0	.36•	(6.48)	(6.12)	0.46	1.75	—	2.21	9.51	(37.70)	1.03	1.03	1.01	2.55	404,884	67
12-31-07	14.56	0	.33•	3.61	3.94	0.12	0.54	—	0.66	17.84	27.38	1.02	1.02	0.99	1.99	587,399	81
12-31-06	11.20	0	.26•	3.17	3.43	0.01	0.06	—	0.07	14.56	30.81	1.04	1.04	1.02	2.07	306,300	93
05-02-05(4)–12-31-05	10.07	0	.10•	1.34	1.44	0.08	0.23	—	0.31	11.20	14.25	1.07	1.05	1.05	1.31	168,701	152

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																		Supplemental
		operations					Less distributions						Ratios to average net assets							data
	Net										Net			Expenses
	asset			Net							asset			net of fee
	value,			realized	Total						value,		Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net	From net	From		end of		before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment	realized	return of	Total	year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income	gains	capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING MFS Utilities Portfolio (continued)
Class S2
06-30-09	9.67	0	.33•	0.68	1.01		—	—	—	—	10.68	10.44	1.29	1.19		1.17		6.94		1	41
12-31-08	17.83	0.35		(6.50)	(6.15)		0.26	1.75	—	2.01	9.67	(37.71)	1.28	1.18		1.16		2.42		1	67
12-31-07	14.54	0.30		3.67	3.97		0.14	0.54	—	0.68	17.83	27.61	1.27	1.17		1.14		1.88		1	81
12-29-06(4)–12-31-06	14.54	(0	.00)*	—	(0	.00)*	—	—	—	—	14.54	—	1.29	1.19		1.17		(1.17)		1	93

ING Oppenheimer Main Street Portfolio®
Class ADV
06-30-09	12.07	0.06		0.86	0.92		—	—	—	—	12.99	7.62	1.44	1	.29†	1	.29†	0	.98†	1	15
12-31-08	20.22	0.14		(7.98)	(7.84)		0.31	—	—	0.31	12.07	(39.01)	1.41	1	.26†	1	.26†	0	.81†	1	119
12-31-07	19.63	0.13		0.63	0.76		0.17	—	—	0.17	20.22	3.84	1.39	1.24		1.24		0.68		1	103
04-28-06(4)–12-31-06	18.45	0.06		1.36	1.42		0.24	—	—	0.24	19.63	7.85	1.39	1.24		1.24		0.67		1	90
Class I
06-30-09	12.10	0	.09•	0.86	0.95		—	—	—	—	13.05	7.85	0.69	0	.69†	0	.69†	1	.55†	2,658	15
12-31-08	20.48	0.24		(8.06)	(7.82)		0.56	—	—	0.56	12.10	(38.57)	0.66	0	.66†	0	.66†	1	.39†	3,491	119
12-31-07	19.83	0	.27•	0.64	0.91		0.26	—	—	0.26	20.48	4.53	0.64	0.64		0.64		1.29		5,857	103
12-31-06	17.44	0	.22•	2.41	2.63		0.24	—	—	0.24	19.83	15.25	0.64	0.64		0.64		1.22		5,629	90
12-31-05	16.65	0	.21•	0.78	0.99		0.20	—	—	0.20	17.44	6.02	0.64	0.64		0.64		1.26		2,530	80
12-31-04	14.87	0.18		1.77	1.95		0.17	—	—	0.17	16.65	13.15	0.64	0.63		0.61		1.17		136	175
Class S
06-30-09	12.17	0.08		0.85	0.93		—	—	—	—	13.10	7.64	0.94	0	.94†	0	.94†	1	.31†	240,111	15
12-31-08	20.48	0	.19•	(8.05)	(7.86)		0.45	—	—	0.45	12.17	(38.69)	0.91	0	.91†	0	.91†	1	.13†	245,383	119
12-31-07	19.83	0	.21•	0.64	0.85		0.20	—	—	0.20	20.48	4.27	0.89	0.89		0.89		1.03		474,329	103
12-31-06	17.44	0	.17•	2.41	2.58		0.19	—	—	0.19	19.83	14.93	0.89	0.89		0.89		0.93		542,958	90
12-31-05	16.65	0	.17•	0.78	0.95		0.16	—	—	0.16	17.44	5.73	0.89	0.89		0.89		1.01		559,041	80
12-31-04	14.87	0.16		1.75	1.91		0.13	—	—	0.13	16.65	12.88	0.89	0.88		0.86		0.87		624,376	175
Class S2
06-30-09	12.13	0.07		0.86	0.93		—	—	—	—	13.06	7.67	1.19	1	.09†	1	.09†	1	.18†	2,542	15
12-31-08	20.37	0	.17•	(8.02)	(7.85)		0.39	—	—	0.39	12.13	(38.80)	1.16	1	.06†	1	.06†	0	.98†	2,633	119
12-31-07	19.74	0	.18•	0.63	0.81		0.18	—	—	0.18	20.37	4.09	1.14	1.04		1.04		0.88		4,862	103
12-31-06	17.38	0	.14•	2.41	2.55		0.19	—	—	0.19	19.74	14.79	1.14	1.04		1.04		0.79		5,159	90
12-31-05	16.62	0	.14•	0.78	0.92		0.16	—	—	0.16	17.38	5.57	1.14	1.04		1.04		0.86		4,351	80
12-31-04	14.88	0.10		1.79	1.89		0.15	—	—	0.15	16.62	12.70	1.04	1.03		1.01		1.81		2,847	175

ING PIMCO Total Return Bond Portfolio
Class ADV
06-30-09	11.30	0	.26•	0.43	0.69		—	—	—	—	11.99	6.11	1.32	1.16		1.16		4.60		1	267
12-31-08	11.29	0	.52•	(0.11)	0.41		0.30	0.10	—	0.40	11.30	3.70	1.31	1.16		1.16		4.63		1	537
12-31-07	10.82	0.44		0.43	0.87		0.40	—	—	0.40	11.29	8.32	1.32	1.17		1.17		4.08		1	803
04-28-06(4)–12-31-06	10.63	0	.28•	0.22	0.50		0.31	—	—	0.31	10.82	4.84	1.33	1.18		1.18		3.53		1	750
Class I
06-30-09	11.47	0	.31•	0.44	0.75		—	—	—	—	12.22	6.54	0.57	0.56		0.56		5.30		1,044,091	267
12-31-08	11.45	0	.59•	(0.09)	0.50		0.38	0.10	—	0.48	11.47	4.42	0.56	0.56		0.56		5.13		778,611	537
12-31-07	10.88	0.49		0.48	0.97		0.40	—	—	0.40	11.45	9.22	0.57	0.57		0.57		4.63		932,677	803
04-28-06(4)–12-31-06	10.67	0	.30•	0.22	0.52		0.31	—	—	0.31	10.88	5.01	0.58	0.58		0.58		4.17		795,704	750

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																			Supplemental
		operations					Less distributions							Ratios to average net assets							data
	Net										Net				Expenses
	asset			Net							asset				net of fee
	value,			realized	Total						value,			Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net	From net	From		end of			before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment	realized	return of	Total	year or	Total		reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income	gains	capital	distributions	period	Return(1)		additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING PIMCO Total Return Bond Portfolio (continued)
Class S
06-30-09	11.48	0	.29•	0.45	0.74		—	—	—	—	12.22	6.45		0.82	0.81		0.81		5.00		2,709,439	267
12-31-08	11.47	0	.57•	(0.09)	0.48		0.37	0.10	—	0.47	11.48	4.21		0.81	0.81		0.81		5.00		2,150,994	537
12-31-07	10.89	0	.48•	0.47	0.95		0.37	—	—	0.37	11.47	8.99		0.82	0.82		0.82		4.39		979,690	803
12-31-06	10.71	0	.41•	0.04	0.45		0.27	—	—	0.27	10.89	4.32		0.85	0.85		0.85		3.84		643,131	750
12-31-05	10.92	0	.35•	(0.08)	0.27		0.38	0.10	—	0.48	10.71	2.46		0.84	0.84		0.84		3.23		1,059,548	760
12-31-04	10.72	0	.35•	0.16	0.51		0.29	0.02	—	0.31	10.92	4.78		0.86	0.86		0.86		3.21		744,258	279
Class S2
06-30-09	11.42	0	.28•	0.45	0.73		—	—	—	—	12.15	6.39		1.07	0.96		0.96		4.81		66,986	267
12-31-08	11.41	0	.55•	(0.10)	0.45		0.34	0.10	—	0.44	11.42	4.02		1.06	0.96		0.96		4.80		61,402	537
12-31-07	10.85	0	.46•	0.46	0.92		0.36	—	—	0.36	11.41	8.77		1.07	0.97		0.97		4.23		47,666	803
12-31-06	10.68	0	.40•	0.04	0.44		0.27	—	—	0.27	10.85	4.26		1.10	1.00		1.00		3.72		41,980	750
12-31-05	10.90	0	.33•	(0.08)	0.25		0.37	0.10	—	0.47	10.68	2.28		1.09	0.99		0.99		3.07		35,739	760
12-31-04	10.71	0	.33•	0.18	0.51		0.30	0.02	—	0.32	10.90	4.73		1.01	1.01		1.01		3.05		27,604	279

ING Pioneer Mid Cap Value Portfolio
Class ADV
06-30-09	7.51	0	.05•	0.22	0.27		—	—	—	—	7.78	3.60		1.40	1	.25†	1	.23†	1	.25†	124	39
12-31-08	12.22	0	.15•	(4.09)	(3.94)		0.11	0.66	—	0.77	7.51	(33.48)		1.39	1	.24†	1	.22†	1	.88†	44	91
12-31-07	12.30	0	.03•	0.64	0.67		0.10	0.65	—	0.75	12.22	4.91		1.39	1.24		1.24		0.26		1	65
12-29-06(4)–12-31-06	12.30	(0	.00)*	—	(0	.00)*	—	—	—	—	12.30	—		1.39	1.24		1.24		(1.24)		1	109
Class I
06-30-09	7.59	0	.06•	0.23	0.29		—	—	—	—	7.88	3.82		0.65	0	.65†	0	.63†	1	.65†	370,979	39
12-31-08	12.37	0	.15•	(4.05)	(3.90)		0.22	0.66	—	0.88	7.59	(32.90)		0.64	0	.64†	0	.62†	1	.47†	311,831	91
12-31-07	12.35	0	.14•	0.63	0.77		0.10	0.65	—	0.75	12.37	5.72		0.64	0.64		0.64		1.08		356,457	65
12-31-06	11.02	0.12		1.27	1.39		0.03	0.03	—	0.06	12.35	12.70		0.64	0.64		0.64		1.02		135,708	109
05-02-05(4)–12-31-05	10.07	0.03		0.92	0.95		—	—	—	—	11.02	9.43		0.66	0.66		0.66		0.97		22,281	50
Class S
06-30-09	7.58	0.05		0.23	0.28		—	—	—	—	7.86	3.69		0.90	0	.90†	0	.88†	1	.39†	504,126	39
12-31-08	12.32	0	.12•	(4.04)	(3.92)		0.16	0.66	—	0.82	7.58	(33.12)		0.89	0	.89†	0	.87†	1	.22†	506,336	91
12-31-07	12.30	0.09		0.65	0.74		0.07	0.65	—	0.72	12.32	5.52		0.89	0.89		0.89		0.70		656,802	65
12-31-06	11.00	0.08		1.27	1.35		0.02	0.03	—	0.05	12.30	12.35		0.89	0.89		0.89		0.69		632,504	109
04-29-05(4)–12-31-05	10.01	0.02		0.97	0.99		—	—	—	—	11.00	9.89		0.92	0.92		0.92		0.62		671,732	50
Class S2
06-30-09	7.65	0.04		0.26	0.30		—	—	—	—	7.95	3.92		1.15	1	.05†	1	.03†	1	.18†	1	39
12-31-08	12.26	0	.11•	(4.05)	(3.94)		0.01	0.66	—	0.67	7.65	(33.38)		1.14	1	.04†	1	.02†	1	.03†	1	91
12-31-07	12.30	0.08		0.63	0.71		0.10	0.65	—	0.75	12.26	5.25		1.14	1.04		1.04		0.64		1	65
12-29-06(4)–12-31-06	12.30	(0	.00)*	—	(0	.00)*	—	—	—	—	12.30	—		1.14	1.04		1.04		(1.04)		1	109

ING T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-09	15.19	0.19		1.90	2.09		—	—	—	—	17.28	13.76		1.42	1.27		1.26		2.33		34,121	57
12-31-08	24.12	0	.36•	(6.54)	(6.18)		0.61	2.14	—	2.75	15.19	(27	.77)(a)	1.40	1.25		1.24		1.70		34,503	98
12-31-07	26.11	0.50		0.67	1.17		0.46	2.70	—	3.16	24.12	4.05		1.39	1.24		1.24		1.91		62,600	60
12-31-06	24.86	0	.45•	2.88	3.33		0.40	1.68	—	2.08	26.11	14.25		1.40	1.25		1.24		1.81		70,012	58
12-31-05	24.37	0	.31•	1.41	1.72		0.36	0.87	—	1.23	24.86	7.33		1.40	1.25		1.25		1.16		48,910	23
12-31-04	21.34	0	.34•	3.13	3.47		0.28	0.16	—	0.44	24.37	16.28		1.26	1.26		1.25		1.49		12,693	21

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment															Supplemental
		operations				Less distributions							Ratios to average net assets				data
	Net									Net				Expenses
	asset			Net						asset				net of fee
	value,			realized	Total					value,			Expenses	waivers	Expenses		Net assets,
	beginning	Net		and	from	From net	From net	From		end of			before	and/or	net of all	Net Investment	end of	Portfolio
	of year	investment		unrealized	investment	investment	realized	return of	Total	year or	Total		reductions/	recoupments,	reductions/	income	year or	turnover
	or period	income (loss)		gain (loss)	operations	income	gains	capital	distributions	period	Return(1)		additions(2)(3)	if any(2)(3)	additions(2)(3)	(loss) (2)(3)	period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
ING T. Rowe Price Capital Appreciation Portfolio (continued)
Class I
06-30-09	15.40	0.22		1.95	2.17	—	—	—	—	17.57	14.09		0.67	0.67	0.66	2.95	196,977	57
12-31-08	24.74	0	.49•	(6.69)	(6.20)	1.00	2.14	—	3.14	15.40	(27	.33)(a)	0.65	0.65	0.64	2.36	167,666	98
12-31-07	26.64	0	.66•	0.70	1.36	0.56	2.70	—	3.26	24.74	4.69		0.64	0.64	0.64	2.52	187,709	60
12-31-06	25.17	0	.61•	2.93	3.54	0.39	1.68	—	2.07	26.64	14.91		0.65	0.65	0.64	2.40	111,625	58
12-31-05	24.52	0	.43•	1.46	1.89	0.37	0.87	—	1.24	25.17	8.03		0.65	0.65	0.65	1.75	76,428	23
12-31-04	21.35	0.31		3.30	3.61	0.28	0.16	—	0.44	24.52	16.93		0.67	0.67	0.65	2.04	56,649	21
Class S
06-30-09	15.42	0.21		1.94	2.15	—	—	—	—	17.57	13.94		0.92	0.92	0.91	2.70	2,682,120	57
12-31-08	24.69	0	.44•	(6.67)	(6.23)	0.90	2.14	—	3.04	15.42	(27	.51)(a)	0.90	0.90	0.89	2.10	2,376,765	98
12-31-07	26.61	0	.59•	0.69	1.28	0.50	2.70	—	3.20	24.69	4.39		0.89	0.89	0.89	2.26	3,159,850	60
12-31-06	25.13	0	.55•	2.92	3.47	0.31	1.68	—	1.99	26.61	14.64		0.90	0.90	0.89	2.15	2,843,235	58
12-31-05	24.50	0	.37•	1.46	1.83	0.33	0.87	—	1.20	25.13	7.74		0.90	0.90	0.90	1.50	2,318,302	23
12-31-04	21.36	0.32		3.22	3.54	0.24	0.16	—	0.40	24.50	16.61		0.92	0.92	0.90	1.76	1,917,252	21
Class S2
06-30-09	15.36	0	.20•	1.93	2.13	—	—	—	—	17.49	13.87		1.17	1.07	1.06	2.55	75,941	57
12-31-08	24.54	0	.41•	(6.64)	(6.23)	0.81	2.14	—	2.95	15.36	(27	.64)(a)	1.15	1.05	1.04	1.93	70,744	98
12-31-07	26.46	0	.55•	0.69	1.24	0.46	2.70	—	3.16	24.54	4.27		1.14	1.04	1.04	2.10	113,774	60
12-31-06	25.03	0	.51•	2.90	3.41	0.30	1.68	—	1.98	26.46	14.45		1.15	1.05	1.04	2.00	115,617	58
12-31-05	24.44	0	.34•	1.45	1.79	0.33	0.87	—	1.20	25.03	7.59		1.15	1.05	1.05	1.35	91,510	23
12-31-04	21.35	0	.39•	3.12	3.51	0.26	0.16	—	0.42	24.44	16.48		1.07	1.07	1.05	1.72	55,360	21

ING T. Rowe Price Equity Income Portfolio
Class ADV
06-30-09	8.41	0.09		(0.04)	0.05	—	—	—	—	8.46	0.59		1.42	1.27	1.26	2.28	12,417	6
12-31-08	15.00	0	.26•	(5.40)	(5.14)	0.38	1.07	—	1.45	8.41	(35	.91)(a)	1.40	1.25	1.24	2.10	12,589	33
12-31-07	15.28	0	.21•	0.24	0.45	0.16	0.57	—	0.73	15.00	2.71		1.39	1.24	1.24	1.35	24,913	27
12-31-06	13.65	0	.18•	2.27	2.45	0.20	0.62	—	0.82	15.28	18.66		1.40	1.24	1.24	1.23	31,856	19
12-31-05	13.68	0	.17•	0.29	0.46	0.17	0.32	—	0.49	13.65	3.55		1.40	1.25	1.25	1.21	20,692	18
01-15-04(4)–12-31-04	12.35	0	.16•	1.37	1.53	0.13	0.07	—	0.20	13.68	12.41		1.27	1.27	1.26	1.34	3,581	16
Class I
06-30-09	8.45	0	.11•	(0.04)	0.07	—	—	—	—	8.52	0.83		0.67	0.67	0.66	2.77	263,890	6
12-31-08	15.26	0	.33•	(5.48)	(5.15)	0.59	1.07	—	1.66	8.45	(35	.50)(a)	0.65	0.65	0.64	2.80	154,488	33
12-31-07	15.52	0	.31•	0.25	0.56	0.25	0.57	—	0.82	15.26	3.34		0.64	0.64	0.64	2.00	135,616	27
12-31-06	13.80	0	.26•	2.31	2.57	0.23	0.62	—	0.85	15.52	19.42		0.65	0.64	0.64	1.84	31,382	19
12-31-05	13.76	0	.25•	0.29	0.54	0.18	0.32	—	0.50	13.80	4.12		0.65	0.65	0.65	1.92	45,227	18
12-31-04	12.13	0.22		1.61	1.83	0.13	0.07	—	0.20	13.76	15.11		0.67	0.67	0.66	1.84	10,643	16
Class S
06-30-09	8.46	0.10		(0.03)	0.07	—	—	—	—	8.53	0.83		0.92	0.92	0.91	2.64	717,776	6
12-31-08	15.22	0	.30•	(5.48)	(5.18)	0.51	1.07	—	1.58	8.46	(35	.69)(a)	0.90	0.90	0.89	2.48	726,076	33
12-31-07	15.49	0	.27•	0.25	0.52	0.22	0.57	—	0.79	15.22	3.06		0.89	0.89	0.89	1.70	1,192,368	27
12-31-06	13.78	0.23		2.30	2.53	0.20	0.62	—	0.82	15.49	19.09		0.90	0.89	0.89	1.58	1,244,743	19
12-31-05	13.74	0	.21•	0.31	0.52	0.16	0.32	—	0.48	13.78	3.92		0.90	0.90	0.90	1.53	1,067,106	18
12-31-04	12.12	0.19		1.61	1.80	0.11	0.07	—	0.18	13.74	14.89		0.92	0.92	0.91	1.52	978,340	16
Class S2
06-30-09	8.42	0.10		(0.04)	0.06	—	—	—	—	8.48	0.71		1.17	1.07	1.06	2.49	41,138	6
12-31-08	15.12	0.28		(5.43)	(5.15)	0.48	1.07	—	1.55	8.42	(35	.76)(a)	1.15	1.05	1.04	2.33	41,553	33
12-31-07	15.40	0	.24•	0.26	0.50	0.21	0.57	—	0.78	15.12	2.95		1.14	1.04	1.04	1.56	69,427	27
12-31-06	13.72	0	.21•	2.29	2.50	0.20	0.62	—	0.82	15.40	18.93		1.15	1.04	1.04	1.43	61,853	19
12-31-05	13.70	0	.19•	0.30	0.49	0.15	0.32	—	0.47	13.72	3.75		1.15	1.05	1.05	1.41	38,469	18
12-31-04	12.12	0	.17•	1.60	1.77	0.12	0.07	—	0.19	13.70	14.61		1.07	1.07	1.06	1.40	23,759	16

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																			Supplemental
		operations					Less distributions							Ratios to average net assets							data
	Net											Net			Expenses
	asset			Net								asset			net of fee
	value,			realized	Total							value,		Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from		From net		From net	From		end of		before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment		investment		realized	return of	Total	year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations		income		gains	capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)		($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Van Kampen Capital Growth Portfolio
Class ADV
06-30-09	6.83	(0	.00)•,*	1.77	1.77		—		—	—	—	8.60	25.92	1.41	1	.25†	1	.25†	(0	.07)†	7	6
12-31-08	13.89	(0	.00)•,*	(6.74)	(6.74)		0.01		0.31	—	0.32	6.83	(49.42)	1.40	1	.24†	1	.24†	(0	.04)†	5	46
12-31-07	11.83	(0.01)		2.51	2.50		—		0.44	—	0.44	13.89	21.46	1.40	1.17		1.17		(0.08)		1	56
12-29-06(4)–12-31-06	11.83	(0	.00)*	—	(0	.00)*	—		—	—	—	11.83	—	1.40	1.23		1.23		(1.23)		1	59
Class I
06-30-09	6.93	0.02		1.81	1.83		—		—	—	—	8.76	26.41	0.66	0	.65†	0	.65†	0	.52†	224,494	6
12-31-08	14.03	0	.06•	(6.84)	(6.78)		0.01		0.31	—	0.32	6.93	(49.21)	0.65	0	.64†	0	.64†	0	.62†	186,845	46
12-31-07	11.94	0.07		2.46	2.53		—		0.44	—	0.44	14.03	21.52	0.65	0.57		0.57		0.51		33,695	56
12-31-06	11.85	0	.00*	0.49	0.49		—		0.40	—	0.40	11.94	4.31	0.65	0.63		0.63		0.01		35,555	59
12-31-05	10.32	0.01		1.58	1.59		0.06		—	—	0.06	11.85	15.45	0.68	0.66		0.66		0.08		42,210	84
05-06-04(4)–12-31-04	9.71	0.04		0.62	0.66		0	.00*	0.05	—	0.05	10.32	6.80	0.65	0.65		0.65		1.04		42,752	170
Class S
06-30-09	6.87	0.01		1.78	1.79		—		—	—	—	8.66	26.06	0.91	0	.90†	0	.90†	0	.27†	131,566	6
12-31-08	13.93	0	.03•	(6.78)	(6.75)		0	.00*	0.31	—	0.31	6.87	(49.31)	0.90	0	.89†	0	.89†	0	.31†	112,422	46
12-31-07	11.88	0.04		2.45	2.49		—		0.44	—	0.44	13.93	21.29	0.90	0.82		0.82		0.26		55,531	56
12-31-06	11.82	(0.03)		0.49	0.46		—		0.40	—	0.40	11.88	4.06	0.90	0.88		0.88		(0.24)		57,207	59
12-31-05	10.31	(0.02)		1.57	1.55		0.04		—	—	0.04	11.82	15.04	0.93	0.91		0.91		(0.16)		61,289	84
12-31-04	9.65	0.04		0.67	0.71		—		0.05	—	0.05	10.31	7.34	0.90	0.90		0.90		0.44		40,272	170
Class S2
06-30-09	6.82	0	.00•,*	1.77	1.77		—		—	—	—	8.59	25.95	1.16	1	.05†	1	.05†	0	.11†	10	6
12-31-08	13.84	(0	.05)•	(6.66)	(6.71)		—		0.31	—	0.31	6.82	(49.35)	1.15	1	.04†	1	.04†	(0	.39)†	12	46
12-31-07	11.83	0.02		2.43	2.45		—		0.44	—	0.44	13.84	21.03	1.15	0.97		0.97		0.12		14,459	56
12-31-06	11.79	(0.05)		0.49	0.44		—		0.40	—	0.40	11.83	3.90	1.15	1.03		1.03		(0.39)		13,403	59
12-31-05	10.28	(0.03)		1.57	1.54		0.03		—	—	0.03	11.79	14.99	1.08	1.06		1.06		(0.30)		12,816	84
12-31-04	9.65	0.03		0.65	0.68		—		0.05	—	0.05	10.28	7.03	1.05	1.05		1.05		0.33		9,790	170

ING Van Kampen Global Franchise Portfolio
Class ADV
06-30-09	10.78	0	.15•	0.30	0.45		—		—	—	—	11.23	4.17	1.75	1.60		1.60		2.89		1	10
12-31-08	16.80	0.30		(4.98)	(4.68)		0.22		1.12	—	1.34	10.78	(28.87)	1.72	1.57		1.57		2.13		1	28
12-31-07	15.85	0.23		1.21	1.44		—		0.49	—	0.49	16.80	9.11	1.71	1.56		1.56		1.44		1	26
12-29-06(4)–12-31-06	15.85	(0	.00)*	—	(0	.00)*	—		—	—	—	15.85	—	1.73	1.58		1.58		(1.58)		1	16
Class I
06-30-09	10.89	0.18		0.32	0.50		—		—	—	—	11.39	4.59	1.00	1.00		1.00		3.33		1	10
12-31-08	16.98	0.37		(5.01)	(4.64)		0.33		1.12	—	1.45	10.89	(28.38)	0.97	0.97		0.97		2.60		1	28
12-31-07	15.90	0.35		1.22	1.57		—		0.49	—	0.49	16.98	9.91	0.96	0.96		0.96		2.12		1	26
04-28-06(4)–12-31-06	15.08	0	.11•	1.56	1.67		0.29		0.56	—	0.85	15.90	11.75	0.98	0.98		0.98		1.08		1	16
Class S
06-30-09	10.89	0	.16•	0.33	0.49		—		—	—	—	11.38	4.50	1.25	1.25		1.25		3.12		220,797	10
12-31-08	16.97	0.35		(5.03)	(4.68)		0.28		1.12	—	1.40	10.89	(28.57)	1.22	1.22		1.22		2.43		219,215	28
12-31-07	15.92	0.31		1.23	1.54		—		0.49	—	0.49	16.97	9.71	1.21	1.21		1.21		1.86		345,262	26
12-31-06	13.88	0.19		2.67	2.86		0.26		0.56	—	0.82	15.92	21.33	1.23	1.23		1.23		1.41		310,365	16
12-31-05	12.63	0	.18•	1.24	1.42		0.03		0.14	—	0.17	13.88	11.30	1.25	1.25		1.25		1.35		214,349	17
12-31-04	11.21	0	.13•	1.29	1.42		—		—	—	—	12.63	12.67	1.25	1.25		1.25		1.20		117,026	9

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																	Supplemental
		operations				Less distributions						Ratios to average net assets							data
	Net									Net			Expenses
	asset			Net						asset			net of fee
	value,			realized	Total					value,		Expenses	waivers		Expenses				Net assets,
	beginning	Net		and	from	From net	From net	From		end of		before	and/or		net of all		Net Investment		end of	Portfolio
	of year	investment		unrealized	investment	investment	realized	return of	Total	year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	income (loss)		gain (loss)	operations	income	gains	capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss) (2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Van Kampen Global Franchise Portfolio (continued)
Class S2
06-30-09	10.83	0	.15•	0.32	0.47	—	—	—	—	11.30	4.34	1.50	1.40		1.40		2.97		51,994	10
12-31-08	16.87	0.34		(5.01)	(4.67)	0.25	1.12	—	1.37	10.83	(28.66)	1.47	1.37		1.37		2.28		53,297	28
12-31-07	15.85	0	.29•	1.22	1.51	—	0.49	—	0.49	16.87	9.56	1.46	1.36		1.36		1.73		86,796	26
12-31-06	13.83	0.18		2.65	2.83	0.25	0.56	—	0.81	15.85	21.13	1.48	1.38		1.38		1.30		84,086	16
12-31-05	12.59	0	.15•	1.25	1.40	0.02	0.14	—	0.16	13.83	11.19	1.50	1.40		1.40		1.11		66,241	17
12-31-04	11.19	0	.13•	1.27	1.40	—	—	—	—	12.59	12.51	1.40	1.40		1.40		1.09		39,871	9

ING Van Kampen Global Tactical Asset Allocation Portfolio
Class S
06-30-09	8.60	0.04		0.02	0.06	—	—	—	—	8.66	0.70	1.45	1	.18†	1	.18†	0	.98†	42,184	17
09-17-08(4)–12-31-08	10.00	0.02		(1.42)	(1.40)	—	—	—	—	8.60	(14.00)	1.39	1	.18†	1	.18†	1	.00†	24,234	4

ING Van Kampen Growth and Income Portfolio
Class ADV
06-30-09	15.80	0	.11•	(0.31)	(0.20)	—	—	—	—	15.60	(1.27)	1.42	1.27		1.27		1.55		1,445	28
12-31-08	26.40	0	.32•	(8.51)	(8.19)	0.41	2.00	—	2.41	15.80	(32.49)	1.40	1.25		1.25		1.48		1,886	43
12-31-07	27.87	0	.32•	0.43	0.75	0.35	1.87	—	2.22	26.40	2.20	1.39	1.24		1.24		1.14		5,264	25
12-31-06	26.86	0	.33•	3.53	3.86	0.38	2.47	—	2.85	27.87	15.59	1.40	1.25		1.24		1.22		8,391	30
12-31-05	24.73	0	.24•	2.14	2.38	0.25	—	—	0.25	26.86	9.71	1.40	1.25		1.24		0.92		855	39
02-22-04(4)–12-31-04	22.77	0	.19•	2.05	2.24	0.28	—	—	0.28	24.73	9.84	1.27	1.27		1.25		0.97		443	52
Class I
06-30-09	15.69	0.15		(0.31)	(0.16)	—	—	—	—	15.53	(1.02)	0.67	0.67		0.67		2.13		13,123	28
12-31-08	26.82	0	.45•	(8.59)	(8.14)	0.99	2.00	—	2.99	15.69	(32.08)	0.65	0.65		0.65		2.11		12,953	43
12-31-07	28.24	0	.49•	0.46	0.95	0.50	1.87	—	2.37	26.82	2.87	0.64	0.64		0.64		1.72		13,860	25
04-28-06(4)–12-31-06	28.61	0	.31•	2.19	2.50	0.40	2.47	—	2.87	28.24	9.90	0.65	0.65		0.65		1.73		13,217	30
Class S
06-30-09	15.78	0.14		(0.31)	(0.17)	—	—	—	—	15.61	(1.08)	0.92	0.92		0.92		1.88		478,629	28
12-31-08	26.84	0.45		(8.66)	(8.21)	0.85	2.00	—	2.85	15.78	(32.26)	0.90	0.90		0.90		1.86		499,353	43
12-31-07	28.27	0	.42•	0.45	0.87	0.43	1.87	—	2.30	26.84	2.59	0.89	0.88		0.88		1.49		857,470	25
12-31-06	27.07	0	.42•	3.58	4.00	0.33	2.47	—	2.80	28.27	15.99	0.90	0.90		0.89		1.56		976,161	30
12-31-05	24.85	0	.36•	2.12	2.48	0.26	—	—	0.26	27.07	10.07	0.90	0.89		0.89		1.33		852,319	39
12-31-04	21.98	0.27		2.83	3.10	0.23	—	—	0.23	24.85	14.12	0.92	0.90		0.90		1.13		825,240	52
Class S2
06-30-09	15.72	0.13		(0.32)	(0.19)	—	—	—	—	15.53	(1.21)	1.17	1.07		1.07		1.73		42,535	28
12-31-08	26.69	0.41		(8.60)	(8.19)	0.78	2.00	—	2.78	15.72	(32.36)	1.15	1.05		1.05		1.71		44,674	43
12-31-07	28.13	0	.37•	0.45	0.82	0.39	1.87	—	2.26	26.69	2.43	1.14	1.04		1.04		1.32		77,135	25
12-31-06	26.96	0	.38•	3.56	3.94	0.30	2.47	—	2.77	28.13	15.81	1.15	1.05		1.04		1.40		80,628	30
12-31-05	24.79	0	.30•	2.13	2.43	0.26	—	—	0.26	26.96	9.89	1.15	1.05		1.04		1.16		70,395	39
12-31-04	21.99	0	.24•	2.82	3.06	0.26	—	—	0.26	24.79	13.92	1.07	1.07		1.05		1.03		53,321	52

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

(4)	Commencement of operations.

(5)	Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as portfolio manager for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to this date, a different firm served as portfolio manager.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or more than $(0.005) or more than (0.005)%.

**	Amount is less than $500.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

††	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has more than 0.005% impact on the expense ratio and net investment income or loss ratio.

(a)	There was no impact on total return by the affiliate payments in Note 17.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of fifty-nine active separate investment series. There are twenty-two portfolios included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING AllianceBernstein Mid Cap Growth Portfolio (“AllianceBernstein Mid Cap Growth”), ING Artio Foreign Portfolio (“Artio Foreign”), formerly ING Julius Baer Portfolio, ING Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), formerly ING Global Real Estate Portfolio, ING Evergreen Health Sciences Portfolio (“Evergreen Health Sciences”), ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap”), ING Global Resources Portfolio (“Global Resources”), ING Janus Contrarian Portfolio (“Janus Contrarian”), ING JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), ING Liquid Assets Portfolio (“Liquid Assets”), ING Marsico Growth Portfolio (“Marsico Growth”), ING Marsico International Opportunities Portfolio (“Marsico International Opportunities”), ING MFS Total Return Portfolio (“MFS Total Return”), ING MFS Utilities Portfolio (“MFS Utilities”), ING Oppenheimer Main Street Portfolio® (“Oppenheimer Main Street”), ING PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”), formerly, ING PIMCO Core Bond Portfolio, ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value”), ING T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), ING Van Kampen Capital Growth Portfolio (“Van Kampen Capital Growth”), ING Van Kampen Global Franchise Portfolio (“Van Kampen Global Franchise”), ING Van Kampen Global Tactical Asset Allocation Portfolio (“Van Kampen Global Tactical Asset Allocation”), and ING Van Kampen Growth and Income Portfolio (“Van Kampen Growth & Income”).

All of the Portfolios are diversified except for Evergreen Health Sciences, Clarion Global Real Estate, Global Resources, Janus Contrarian, and Van Kampen Global Franchise, which are non-diversified Portfolios. All of the Portfolios, except Liquid Assets and Van Kampen Global Tactical Asset Allocation are authorized to offer four classes of shares (Institutional (“Class I”), Service (“Class S”), Service 2 (“Class S2”), and Adviser (“Class ADV”)); Liquid Assets is only authorized to offer Class I, Class S, and Class S2; Van Kampen Global Tactical Asset Allocation is only authorized to offer Class S and Class I; however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of the Portfolios and earn income and gains and losses from a Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable. The information presented in these financial statements pertains to the Portfolios listed in this note.

The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the Federal tax rules relating to the Portfolios serving as investment mediums for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver Insurance Company, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver Insurance Company and ReliaStar Life

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 1 — ORGANIZATION (continued)

Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, which is not an affiliate of ING and other non-affiliated life insurance companies.

The following is a brief description of each Portfolio’s investment objective:

•	AllianceBernstein Mid Cap Growth seeks long-term growth of capital;

•	Artio Foreign seeks long-term growth of capital;

•	Clarion Global Real Estate seeks high total return consisting of capital appreciation and current income;

•	Evergreen Health Sciences seeks long-term capital growth;

•	FMRSM Diversified Mid Cap seeks long-term growth of capital;

•	Global Resources seeks long-term capital appreciation;

•	Janus Contrarian seeks capital appreciation;

•	JPMorgan Emerging Markets Equity seeks capital appreciation;

•	Liquid Assets seeks a high level of current income consistent with the preservation of capital and liquidity;

•	Marsico Growth seeks capital appreciation;

•	Marsico International Opportunities seeks long-term growth of capital;

•	MFS Total Return seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income;

•	MFS Utilities seeks total return;

•	Oppenheimer Main Street seeks long-term growth of capital and future income;

•	PIMCO Total Return Bond seeks maximum total return, consistent with preservation of capital and prudent investment management;

•	Pioneer Mid Cap Value seeks capital appreciation;

•	T. Rowe Price Capital Appreciation seeks over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk;

•	T. Rowe Price Equity Income seeks substantial dividend income as well as long-term growth of capital;

•	Van Kampen Capital Growth seeks long-term capital appreciation;

•	Van Kampen Global Franchise seeks long-term capital appreciation;

•	Van Kampen Global Tactical Asset Allocation seeks capital appreciation over time; and

•	Van Kampen Growth and Income seeks long-term growth of capital and income;

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the New York Stock Exchange. Investments in securities maturing in 60 days or less, as well as all securities in Liquid Assets, are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments. For the six months ended June 30, 2009, there have been

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

no significant changes to the fair valuation methodologies.

Effective for fiscal years and interim periods ending after November 15, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161.” The amendments to FAS 133 require enhanced disclosure regarding credit derivatives sold, including (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (2) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (3) the fair value of the credit derivative, and (4) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with SFAS 161 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Risk Exposures and the use of Derivative Instruments. The Portfolios’ investment objectives permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within the Portfolios’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements. These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by a Portfolio and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on swaps, OTC derivatives and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. As of June 30, 2009, PIMCO Total Return Bond received $13,117,000 principal value in U.S. Treasury Bills and $22,030,000 in cash collateral for swaps, when-issued or delayed-delivery securities and forward foreign currency contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy. Collateral received as securities cannot be repledged.

E.	Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2009, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

For the six months ended June 30, 2009, the total amount of all open forward foreign currency contracts as presented following each respective Portfolio of Investments is indicative of the volume of this derivative type.

F.	Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

At June 30, 2009, PIMCO Total Return Bond had posted $7,095,000 principal value in U.S. Treasury Bills as cash collateral for open futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2009, certain Portfolios purchased futures contracts on various equity indexes to increase exposure to equity risk. Certain Portfolios also purchased or sold futures contracts on various bonds and notes to increase or decrease exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios securities.

Each Portfolio invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total number of open futures contracts as presented following each respective Portfolio of Investments is indicative of the volume of this derivative type.

G.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by Liquid Assets. For all other Portfolios, net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

H.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

I.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

K.	Securities Lending. Certain Portfolios have the option to temporarily loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

L.	Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

Certain Portfolios have purchased put options to increase exposure to equity, foreign exchange and interest rate risk.

Certain Portfolios have written call options to decrease exposure to both equity and interest rate risk.

A Portfolio invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total number of open option contracts included in the Portfolio of Investments for purchased put options and following each respective Portfolio of Investments for written call options is indicative of the volume of this derivative type.

M.	Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments made and/or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations until termination. These upfront payments represent the amounts paid or received when initially entering into the contract to offset the differences between the swap agreements and the prevailing market conditions at time of contract. Upon termination, these upfront payments are recorded as a realized gain or loss on the Statement of Operations. A Portfolio also records periodic payments made or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

In assessing the status of payment or performance risk for a seller of protection, unrealized losses imply widening credit spreads when selling protection. A decrease in market value and a resulting unrealized loss position suggests a deterioration of the referenced entity’s credit soundness. As the notional amount represents the total obligation that would be due upon a credit event, market values that approach this loss, offset by any upfront payments received, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Unrealized losses, market values, and upfront payments for all credit default swap agreements in which a Portfolio is a seller of protection have been disclosed in the Portfolio of Investments.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009, for which a Portfolio is seller of protection are disclosed in the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2009, certain Portfolios have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2009, certain Portfolios have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market and to hedge against anticipated potential credit events.

Each Portfolio invests in derivatives only if the expected risks and rewards are consistent with their investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total notional amount of all open credit default swap positions as presented following each respective Portfolio of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments is indicative of the volume of this derivative type.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2009, certain Portfolios have entered into interest rate swaps in which they receive a fixed interest rate and pays a floating interest rate in order to decrease exposure to interest rate risk. Since the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into these swap agreements to help hedge against this risk and to maintain its ability to generate income at prevailing market rates.

A Portfolio invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total notional amount of all open interest rate swap positions as presented following each respective Portfolio of Investments is indicative of the volume of this derivative type.

Structured Products. Certain Portfolios invest in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ’structured’ by the purchaser and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the changes in the market value of these structured products as an unrealized gain or loss in the accompanying Portfolio’s Statement of Operations. A Portfolio records a realized gain or loss when a structured product is sold or matures.

Risks associated with structured products include credit risk (if the counterparty fails to meet its obligation) and risk associated with the underlying asset or reference. Since a Portfolio enters into the transaction with the borrower at par value, a Portfolio could receive more or less than it originally invested when a note matures. The prices of the notes may also be very volatile and may have limited liquidity in the market which can make it difficult for a Portfolio to value or sell at an advantageous price.

N.	Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets (10% for Global Resources, Liquid Assets, Oppenheimer Main Street, T. Rowe Price Capital Appreciation, and T. Rowe Price Equity Income) in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

O.	Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P.	Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. In return, the Portfolio is compensated with fee income or receives an advantageous repurchase price (“drop in price”). The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. Fees received from fee based mortgage dollar rolls are recorded as income.

Q.	Floating Rate Notes Issued in Conjunction with Securities Held — PIMCO Total Return Bond invests in “inverse floaters” which are fixed income instruments with interest rates that vary inversely with short term interest rates. With respect to certain types of inverse floaters that are acquired in a transaction in which the Portfolio transfers a municipal bond to a trust to create the inverse floater, Statement of Financial Accounting Standards No. 140 (“FAS 140”) requires that the transaction be characterized as a financing instead of a sale for financial statement presentation purposes. At June 30, 2009, the Portfolio did not invest in these types of inverse floaters.

R.	Sales Commitments. Sale commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

S.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

	Purchases	Sales

AllianceBernstein Mid Cap Growth	$173,233,573	$184,229,971
Artio Foreign	1,571,306,823	1,499,876,153
Clarion Global Real Estate	156,443,158	180,504,753
Evergreen Health Sciences	45,995,045	49,902,577
FMRsm Diversified Mid Cap	375,214,873	439,261,109
Global Resources	302,065,925	255,043,654
Janus Contrarian	342,622,490	396,986,008
JPMorgan Emerging Markets Equity	113,099,331	14,046,346
Marsico Growth	288,877,245	279,079,999
Marsico International Opportunities	186,941,182	189,702,869
MFS Total Return	164,134,096	191,591,776
MFS Utilities	160,923,903	157,463,361
Oppenheimer Main Street	35,590,916	52,653,825
PIMCO Total Return Bond	403,543,465	265,551,238
Pioneer Mid Cap Value	347,496,995	304,890,686

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales

T. Rowe Price Capital Appreciation	$1,349,169,616	$1,387,553,335
T. Rowe Price Equity Income	143,496,911	48,587,188
Van Kampen Capital Growth	19,719,844	25,230,775
Van Kampen Global Franchise	23,497,383	30,342,531
Van Kampen Global Tactical Asset Allocation	11,415,259	2,736,852
Van Kampen Growth and Income	134,471,543	141,191,422

U.S. Government securities not included above were as follows:

	Purchases	Sales

MFS Total Return	$82,952,346	$100,026,524
PIMCO Total Return Bond	12,440,186,086	11,973,208,685
T. Rowe Price Capital Appreciation	58,475,041	—
Van Kampen Global Tactical Asset Allocation	702,067	501,306

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Clarion Global Real Estate has entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (“ING Investments”), an Arizona limited liability company, which is an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates ING Investments with a fee, computed daily and payable monthly, based on the average daily net assets of Clarion Global Real Estate, based on 0.80% of the first $250 million; 0.775% of the next $250 million; and 0.70% of the amount in excess of $500 million of the average daily net assets of the portfolio.

Marsico International Opportunities, MFS Utilities and Van Kampen Global Tactical Asset Allocation have entered into investment management agreements (“Investment Management Agreements”) with Directed Services LLC (“DSL”). The Investment Management Agreements compensate DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Marsico International Opportunities	0.54% of the first $21 billion; 0.53% thereafter

MFS Utilities	0.60% of the first $1 billion; 0.55% of the next $500 million; 0.50% of the next $5 billion; 0.47% of the next $5 billion; 0.45% of the next $5 billion; 0.44% of the next $5 billion; 0.43% thereafter

Van Kampen Global Tactical Asset Allocation	0.75% of the first $500 million; 0.725% thereafter

Except for the above Portfolios, DSL an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a Management Agreement (the “Unified Agreement”).

Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging managers and for monitoring and evaluating the management of the assets of each Portfolio. Portfolio managers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, and auditing. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

AllianceBernstein Mid Cap Growth and Marsico Growth*	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; 0.70% of the amount in excess of $1.1 billion

Artio Foreign	1.00% of the first $50 million; 0.95% of the next $200 million; 0.90% of the next $250 million; 0.85% of the amount in excess of $500 million.

Evergreen Health Sciences	0.75% of the first $500 million; 0.70% of the amount in excess of $500 million

FMRsm Diversified Mid Cap	0.65% of the first $800 million; 0.60% of the next $700 million; and 0.58% of the amount in excess of $1.5 billion

Global Resources, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Growth and Income(1)	0.75% of the first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion

Janus Contrarian(2)	0.81% of the first $250 million; 0.77% of the next $400 million; 0.73% of the next $450 million; 0.67% of the amount in excess of $1.1 billion

JPMorgan Emerging Markets Equity	1.25%

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee

Liquid Assets(3)	0.35% of the first $200 million; 0.30% of the next $300 million; 0.25% of the amount in excess of $500 million

MFS Total Return and Oppenheimer Main Street*	0.75% of the first $250 million; 0.70% of the next $400 million; 0.65% of the next $450 million; 0.60% of the amount in excess of $1.1 billion

PIMCO Total Return Bond	0.75% of the first $100 million; 0.65% of the next $100 million; 0.55% of the amount in excess of $200 million

Pioneer Mid Cap Value	0.64%

Van Kampen Capital Growth	0.65% of the first $1 billion; and 0.60% of the amount in excess of $1 billion

Van Kampen Global Franchise	1.00% of the first $250 million; 0.90% of the next $250 million; and 0.75% of the amount in excess of $500 million

*	Fee is calculated using the combined net assets of these Portfolios.

(1)	The assets of these Portfolios are aggregated with those of ING Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee.
(2)	The assets of Janus Contrarian are aggregated with those of ING Growth & Income Portfolio II, which is not included in this report, to determine the Unified Fee.
(3)	The assets of Liquid Assets are aggregated with those of ING Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee.

Each Investment Advisor has contractually agreed to waive a portion of the advisory fee for each of Artio Foreign, Clarion Global Real Estate(1), PIMCO Total Return Bond, Pioneer Mid Cap Value, and Van Kampen Capital Growth. The waiver is calculated as follows:

Waiver = 50% × (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2009, ING Investments or DSL waived $34,770, $3,362, $126,065, $–, and $9,773 for Artio Foreign, Clarion Global Real Estate, PIMCO Total Return Bond, Pioneer Mid Cap Value, and Van Kampen Capital Growth, respectively.

The waivers will continue through at least May 1, 2010 for Clarion Global Real Estate, Pioneer Mid Cap Value, and Van Kampen Capital Growth and May 1, 2009 for Artio Foreign. The waiver will continue through at

(1)	Effective May 1, 2009, ING Investments has contractually agreed to waive a portion of the advisory fee for the Portfolio. The waiver for Clarion Global Real Estate is limited to an annual 50% of the savings based on the Portfolio’s assets as of May 1, 2009.

least April 1, 2010 for PIMCO Total Return Bond and September 6, 2009 for Pioneer Mid Cap Value. There is no guarantee that these waivers will continue after said dates. The agreements will only renew if ING Investments or DSL elects to renew them.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2009, the Portfolios waived the following of such management fees:

Portfolio	Amount

AllianceBernstein Mid Cap Growth	$1,635
Artio Foreign	39,979
Clarion Global Real Estate	3,275
Evergreen Health Sciences	4,796
FMRsm Diversified Mid Cap	18,325
Global Resources	7,950
Marsico Growth	17,142
Marsico International Opportunities	11,264
Oppenheimer Main Street	757
Pioneer Mid Cap Value	7,045
Van Kampen Capital Growth	4,859
Van Kampen Global Tactical Asset Allocation	346

These amounts are not recoupable.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Clarion Global Real Estate, Marsico International Opportunities, MFS Utilities and Van Kampen Global Tactical Asset Allocation Portfolios’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

The Trust and ING Investments or DSL (collectively, “Investment Advisers”) have entered into Portfolio Management Agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the respective Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-adviser of each of the Portfolios are as follows (*denotes a related party adviser):

Portfolio	Sub-Adviser

AllianceBernstein Mid Cap Growth	AllianceBernstein L.P.

Artio Foreign	Artio Global Management, LLC

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Sub-Adviser

Clarion Global Real Estate	ING Clarion Real Estate Securities, LLC*

Evergreen Health Sciences	Evergreen Investment Management Company, LLC

FMRsm Diversified Mid Cap	Fidelity Management & Research Company

Global Resources	ING Investment Management Co.*

Janus Contrarian	Janus Capital Management LLC

JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.

Liquid Assets	ING Investment Management Co.*

Marsico Growth	Marsico Capital Management, LLC

Marsico International Opportunities	Marsico Capital Management, LLC

MFS Total Return	Massachusetts Financial Services Company

MFS Utilities	Massachusetts Financial Services Company

Oppenheimer Main Street	OppenheimerFunds, Inc.

PIMCO Total Return Bond	Pacific Investment Management Company LLC

Pioneer Mid Cap Value	Pioneer Investment Management, Inc.

T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.

Van Kampen Capital Growth	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Global Franchise	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Global Tactical Asset Allocation	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Growth & Income	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into written expense limitation agreements with certain of the Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2

Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
Marsico International Opportunities(1)	1.30%	0.70%	0.95%	1.10%
MFS Utilities	1.40%	0.80%	1.05%	1.20%
Pioneer Mid Cap Value	1.25%	0.65%	0.90%	1.05%
Van Kampen Global Tactical Asset Allocation	N/A	N/A	1.18%	N/A

(1)	Prior to May 1, 2009, the expense limits were 1.28%, 0.68%, 0.93% and 1.08% for Classes ADV, I, S and S2 shares, respectively.

The Investment Advisers may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Advisers of such waived and reimbursed fees are recognized in the accompanying Statements of Operations for each Portfolio in the period during which such waiver, reimbursement or recoupment occurs.

Pursuant to a side agreement effective April 30, 2007, DSL has effected the following expense limits for Janus Contrarian through May 1, 2009: 1.34%, 0.74%, 0.99% and 1.14% for Class ADV, Class I, Class S and Class S2 shares, respectively. For the six months ended June 30, 2009, the Portfolio waived $97,617 of such fees. These fees are not subject to recoupment.

The expense limitation agreements are contractual and shall renew automatically unless ING Investments or DSL provides written notice of the termination of the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 5 — EXPENSE LIMITATION AGREEMENTS (continued)

Expense Limitation Agreement within 90 days of the end of the then current term.

As of June 30, 2009, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers, and the related expiration dates are as follows:

	June 30,
	2010	2011	2012	Total

Clarion Global Real Estate	$104,426	$230,619	$377,579	$712,624
Marsico International Opportunities	170,087	172,900	367,368	710,355
Van Kampen Global Tactical Asset Allocation	—	—	54,688	54,688

NOTE 6 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Service Plan (the ”Plan”) for the Class S and Class S2 shares of each Portfolio of the Trust. The agreement compensates ING Funds Distributor, LLC (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the ”Class S2 Plan”) with IFD on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee for distribution services, including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by Class S2 shares of a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive a portion of its fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares so that the actual fee paid by Class ADV shares of a Portfolio is an annual rate of 0.35%. The expense waiver will continue through at least May 1, 2010.

IFD and DSL have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and advisory fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that Liquid Assets will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by DSL and/or IFD, as applicable, within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of Liquid Assets on that day. Distribution and Servicing fees waived are not subject to recoupment. For the six-months ended June 30, 2009, Liquid Assets waived $44,957 of Distribution and Servicing fees. This expense waiver or reimbursement may be discontinued at any time. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

At June 30, 2009, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios in separate accounts or seed money:

ING Life Insurance and Annuity Company	Artio Foreign (5.30%)
Clarion Global Real Estate (11.80%)
Evergreen Health Sciences (7.30%)
FMRsm Diversified Mid Cap (12.40%)
Global Resources (15.60%)
Janus Contrarian (8.10%)
JPMorgan Emerging Markets Equity (7.60%)
Marsico Growth (6.70%)
Marsico International Opportunities (6.00%)
MFS Total Return (14.00%)
MFS Utilities (9.40%)
Pioneer Mid Cap Value (8.70%)
T. Rowe Price Capital Appreciation (14.20%)
T. Rowe Price Equity Income (18.50%)
Van Kampen Capital Growth (10.00%)
Van Kampen Growth and Income (5.40%)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

ING USA Annuity and Life Insurance	AllianceBernstein Mid Cap Growth (90.80%)
Artio Foreign (31.70%)
Clarion Global Real Estate (34.40%)
Evergreen Health Sciences (87.00%)
FMRsm Diversified Mid Cap (68.60%)
Global Resources (77.40%)
Janus Contrarian (71.00%)
JPMorgan Emerging Markets Equity (64.40%)
Liquid Assets (83.30%)
Marsico Growth (61.60%)
Marsico International Opportunities (37.90%)
MFS Total Return (83.10%)
MFS Utilities (84.50%)
Oppenheimer Main Street (94.10%)
PIMCO Total Return Bond (71.40%)
Pioneer Mid Cap Value (56.20%)
T. Rowe Price Capital Appreciation (76.10%)
T. Rowe Price Equity Income (54.40%)
Van Kampen Capital Growth (37.70%)
Van Kampen Global Franchise (98.70%)
Van Kampen Growth and Income (87.20%)

ING USA Life and Annuity Company	Van Kampen Global Tactical Asset Allocation (93.10%)
Reliastar Life Insurance Company	Marsico International Opportunities (8.60%) Van Kampen Capital Growth (38.50%) Van Kampen Global Tactical Asset Allocation (6.80%)

ING LifeStyle Aggressive Growth Portfolio	Artio Foreign (5.10%) Clarion Global Real Estate (5.90%)

ING LifeStyle Growth Portfolio	Artio Foreign (18.30%) Clarion Global Real Estate (10.60%) Janus Contrarian (6.90%) JPMorgan Emerging Markets Equity (7.30%) Marsico International Opportunities (7.20%) Pioneer Mid Cap Value (9.40%)

ING LifeStyle Moderate Growth Portfolio	Artio Foreign (14.70%) Clarion Global Real Estate (5.40%) Janus Contrarian (6.90%) Marsico International Opportunities (6.10%) PIMCO Total Return Bond (8.70%) Pioneer Mid Cap Value (6.40)%
ING LifeStyle Moderate Portfolio	Artio Foreign (6.20%) PIMCO Total Return Bond (6.60%)

ING Solution 2025 Portfolio	Clarion Global Real Estate (7.60%) Marsico Growth (6.00%) Marsico International Opportunities (6.50%) T. Rowe Price Equity Income (5.70%)

ING Solution 2035 Portfolio	Clarion Global Real Estate (7.00%) Marsico Growth (5.30%) Marsico International Opportunities (6.00%) T. Rowe Price Equity Income (5.30%)

ING Solution 2045 Portfolio	Clarion Global Real Estate (5.80%) Marsico International Opportunities (5.40%)

ING National Trust	AllianceBernstein Mid Cap Growth (5.00%) FMRsm Diversified Mid Cap (6.10%) T. Rowe Price Equity Income (5.40%)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

			Accrued
	Accrued		Shareholder
	Investment	Accrued	Service and
	Management/	Administrative	Distribution
Portfolio	Unified Fees	Fees	Fees	Total

AllianceBernstein Mid Cap Growth	$164,592	$—	$51,461	$216,053
Artio Foreign	1,144,703	—	137,184	1,281,887
Clarion Global Real Estate	266,919	33,855	33,186	333,960
Evergreen Health Sciences	112,208	—	36,414	148,622
FMRSM Diversified Mid Cap	521,413	—	181,800	703,213
Global Resources	477,843	—	181,819	659,662
Janus Contrarian	408,558	—	104,324	512,882
JPMorgan Emerging Markets Equity	1,012,012	—	150,492	1,162,504
Liquid Assets	500,609	—	542,539	1,043,148
Marsico Growth	469,939	—	104,288	574,227
Marsico International Opportunities	209,321	39,086	46,577	294,984
MFS Total Return	550,029	—	181,990	732,019
MFS Utilities	208,134	34,688	85,910	328,732
Oppenheimer Main Street	140,675	—	51,408	192,083
PIMCO Total Return Bond	1,706,810	—	566,209	2,273,019
Pioneer Mid Cap Value	461,823	—	104,106	565,929
T. Rowe Price Capital Appreciation	1,599,522	—	592,573	2,192,095
T. Rowe Price Equity Income	483,068	—	168,553	651,621
Van Kampen Capital Growth	191,786	—	28,138	219,924
Van Kampen Global Franchise	223,572	—	62,852	286,424
Van Kampen Global Tactical Asset Allocation	25,104	3,347	8,368	36,819
Van Kampen Growth and Income	290,674	—	114,397	405,071

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

The following Portfolios placed a portion of their portfolio transactions with brokerage firms which are affiliates of the Investment Advisers. The commissions paid to these affiliated firms were:

	Affiliated	Commissions
	Brokers	Received

Clarion Global Real Estate	ING Baring LLC	$13,676
FMRSM Diversified Mid Cap	ING Baring LLC	7,673
JPMorgan Emerging Markets Equity	ING Baring LLC	753
Marsico Growth	ING Baring LLC	7,253
Marsico International Opportunities	ING Baring LLC	5,456
MFS Utilities	ING Baring LLC	658
Van Kampen Global Franchise	ING Baring LLC	99

NOTE 8 — LINE OF CREDIT

Effective June 2, 2009, the Portfolios, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the Portfolios. The Portfolios pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Portfolios utilized the line of credit during the six months ended June 30, 2009 as follows:

			Approximate
			Weighted
		Approximate	Average
		Average Daily	Interest Rate
	Days	Balance For	For Days
Portfolio	Utilized	Days Utilized	Utilized

Clarion Global Real Estate(1)	2	$4,074,000	1.44%
Janus Contrarian	7	$2,197,143	1.43%

(1)	At June 30, 2009, Clarion Global Real Estate had an outstanding balance of $3,578,000.

NOTE 9 — WRITTEN OPTIONS

Transactions in written options for PIMCO Total Return Bond for the six months ended June 30, 2009 were as follows:

	USD	EUR
	Notional	Notional	Premium

Balance at 12/31/08	$177,500,000	$—	$4,223,367
Options Written	206,000,000	12,000,000	1,169,009
Options Terminated in Closing Purchase Transactions	(56,000,000)	(1,000,000)	(1,414,898)
Options Expired	(117,000,000)	(10,000,000)	(884,176)
Options Exercised	(84,000,000)	(1,000,000)	(2,560,702)

Balance at 06/30/09	$126,500,000	$—	$532,600

	Number of
	Contracts	Premium

Balance at 12/31/08	1,230	$580,634
Options Written	1,615	662,301
Options Expired	(2,223)	(828,297)
Options Exercised	(622)	(414,638)

Balance at 06/30/09	$—	$—

06/30/09 Balance of Premiums Received for Options Written:		$532,600

Transactions in written options for T. Rowe Price Capital Appreciation for the six months ended June 30, 2009 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/08	4,048	$2,421,275
Options Written	51,490	11,610,035
Options Terminated in Closing Purchase Transactions	(31,721)	(8,953,805)

Balance at 06/30/09	23,817	$5,077,505

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

		Proceeds			Net Increase		Proceeds
		From Shares			(Decrease) in		From Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

AllianceBernstein Mid Cap Growth
Class ADV
06-30-09	—	—	—	(1)	(1)	—	—	—	(4)	(4)
12-31-08	—	—	—	—	—	—	—	—	—	—
Class I
06-30-09	197,435	—	—	(100,539)	96,896	1,541,126	—	—	(717,011)	824,115
12-31-08	233,805	—	184,897	(359,657)	59,045	3,228,260	—	1,991,342	(5,057,936)	161,666
Class S
06-30-09	1,621,881	—	—	(3,580,005)	(1,958,124)	11,416,501	—	—	(26,589,760)	(15,173,259)
12-31-08	2,500,936	—	6,656,285	(7,354,513)	1,802,708	28,484,023	—	71,155,688	(93,231,842)	6,407,869
Class S2
06-30-09	132,090	—	—	(119,735)	12,355	992,049	—	—	(875,623)	116,426
12-31-08	108,166	—	305,275	(268,460)	144,981	1,320,861	—	3,220,650	(3,334,864)	1,206,647

Artio Foreign
Class ADV
06-30-09	22,661	—	—	(9,816)	12,845	194,443	—	—	(83,221)	111,222
12-31-08	303,872	—	42,748	(553,302)	(206,682)	4,338,906	—	586,935	(6,638,398)	(1,712,557)
Class I
06-30-09	26,679,714	—	—	(9,522,883)	17,156,831	228,932,172	—	—	(81,996,892)	146,935,280
12-31-08	35,242,968	—	7,494,039	(23,454,685)	19,282,322	489,296,394	—	104,841,607	(349,595,076)	244,542,925
Class S
06-30-09	2,408,579	—	—	(5,366,676)	(2,958,097)	20,410,132	—	—	(44,219,565)	(23,809,433)
12-31-08	10,144,559	—	6,868,798	(9,858,702)	7,154,655	152,561,491	—	95,407,608	(128,913,205)	119,055,894
Class S2
06-30-09	62,609	—	—	(405,990)	(343,381)	523,167	—	—	(3,414,594)	(2,891,427)
12-31-08	265,261	—	480,057	(790,972)	(45,654)	3,704,306	—	6,639,189	(10,935,292)	(591,797)

Clarion Global Real Estate
Class ADV
06-30-09	—	—	—	(1)	(1)	—	—	—	(6)	(6)
12-31-08	—	—	—	(2)	(2)	—	—	—	(11)	(11)
Class I
06-30-09	7,417,108	—	—	(14,644,941)	(7,227,833)	45,996,138	—	—	(99,740,568)	(53,744,430)
12-31-08	27,182,510	7,428,929	—	(8,081,537)	26,529,902	297,533,072	76,608,658	—	(71,182,215)	302,959,515
Class S
06-30-09	2,965,278	—	—	(1,856,946)	1,108,332	18,558,031	—	—	(11,368,451)	7,189,580
12-31-08	7,719,421	3,520,697	—	(3,493,774)	7,746,344	80,525,548	36,222,235	—	(33,623,710)	83,124,073
Class S2
06-30-09	33,655	—	—	(17,115)	16,540	200,549	—	—	(107,085)	93,464
12-31-08	79,708	—	—	(67,097)	12,611	868,215	—	—	(688,803)	179,412

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

		Proceeds			Net Increase		Proceeds
		From Shares			(Decrease) in		From Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

Evergreen Health Sciences
Class ADV
06-30-09	—	—	—	(1)	(1)	—	—	—	(6)	(6)
12-31-08	—	—	—	—	—	—	—	—	—	—
Class I
06-30-09	170,622	—	—	(198,579)	(27,957)	1,429,316	—	—	(1,618,195)	(188,879)
12-31-08	791,898	—	31,643	(549,289)	274,252	8,588,946	—	344,910	(4,517,037)	4,416,819
Class S
06-30-09	2,226,599	—	—	(2,942,150)	(715,551)	18,726,818	—	—	(23,912,327)	(5,185,509)
12-31-08	7,414,279	—	983,937	(4,508,511)	3,889,705	80,266,570	—	10,715,071	(48,226,019)	42,755,622
Class S2
06-30-09	—	—	—	(1)	(1)	—	—	—	(5)	(5)
12-31-08	—	—	—	—	—	—	—	—	—	—

FMRSM Diversified Mid Cap
Class ADV
06-30-09	439,371	—	—	(202,873)	236,498	3,923,394	—	—	(1,788,657)	2,134,737
12-31-08	424,948	—	47,355	(364,719)	107,584	5,462,537	—	590,293	(4,811,500)	1,241,330
Class I
06-30-09	1,127,607	—	—	(3,996,112)	(2,868,505)	9,645,229	—	—	(32,932,272)	(23,287,043)
12-31-08	6,610,368	—	1,517,636	(12,181,969)	(4,053,965)	80,764,119	—	18,587,393	(158,120,637)	(58,769,125)
Class S
06-30-09	5,758,689	—	—	(5,217,857)	540,832	51,573,917	—	—	(42,881,811)	8,692,106
12-31-08	10,391,410	—	6,285,011	(11,019,696)	5,656,725	123,621,427	—	77,693,483	(129,704,858)	71,610,052
Class S2
06-30-09	194,660	—	—	(278,048)	(83,388)	1,769,987	—	—	(2,339,963)	(569,976)
12-31-08	518,057	—	316,064	(733,323)	100,798	6,615,541	—	3,936,342	(8,569,118)	1,982,765

Global Resources
Class ADV
06-30-09	50,339	—	—	(18,707)	31,632	647,736	—	—	(234,627)	413,109
12-31-08	126,256	—	24,517	(68,542)	82,231	2,894,105	—	546,487	(1,210,509)	2,230,083
Class I
06-30-09	436,547	—	—	(550,258)	(113,711)	5,748,396	—	—	(7,426,058)	(1,677,662)
12-31-08	956,339	—	311,694	(822,842)	445,191	20,320,040	—	7,103,514	(15,874,794)	11,548,760
Class S
06-30-09	5,674,603	—	—	(2,567,762)	3,106,841	76,550,407	—	—	(32,802,211)	43,748,196
12-31-08	14,663,871	—	8,912,100	(10,173,036)	13,402,935	342,592,710	—	201,591,700	(186,972,184)	357,212,226
Class S2
06-30-09	63,656	—	—	(115,191)	(51,535)	876,751	—	—	(1,437,907)	(561,156)
12-31-08	216,272	—	297,211	(353,608)	159,875	5,019,186	—	6,675,356	(6,597,758)	5,096,784

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

		Proceeds			Net Increase		Proceeds
		From Shares			(Decrease) in		From Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

Janus Contrarian
Class ADV
06-30-09	36,837	—	—	(36,631)	206	263,327	—	—	(251,201)	12,126
12-31-08	82,215	—	5,341	(22,657)	64,899	1,012,457	—	65,691	(255,900)	822,248
Class I
06-30-09	4,181,096	—	—	(9,428,674)	(5,247,578)	28,424,201	—	—	(76,479,018)	(48,054,817)
12-31-08	23,456,171	—	2,482,112	(5,963,894)	19,974,389	327,303,318	—	30,951,941	(48,042,151)	310,213,108
Class S
06-30-09	3,533,430	—	—	(6,823,528)	(3,290,098)	26,235,271	—	—	(51,312,485)	(25,077,214)
12-31-08	12,812,653	—	7,790,413	(9,051,360)	11,551,706	173,659,207	—	96,912,739	(101,912,255)	168,659,691
Class S2
06-30-09	32,227	—	—	(219,778)	(187,551)	224,166	—	—	(1,628,413)	(1,404,247)
12-31-08	216,373	—	341,117	(380,520)	176,970	2,854,824	—	4,216,210	(4,822,488)	2,248,546

JPMorgan Emerging Markets Equity
Class ADV
06-30-09	51,244	—	—	(46,717)	4,527	664,373	—	—	(545,971)	118,402
12-31-08	92,046	—	19,435	(105,671)	5,810	2,093,048	—	382,296	(1,937,504)	537,840
Class I
06-30-09	4,015,363	—	—	(2,938,835)	1,076,528	57,740,280	—	—	(37,937,336)	19,802,944
12-31-08	8,073,422	—	1,244,389	(4,801,275)	4,516,536	149,286,486	—	24,900,233	(84,277,773)	89,908,946
Class S
06-30-09	6,991,938	—	—	(3,258,506)	3,733,432	99,571,258	—	—	(41,718,253)	57,853,005
12-31-08	7,768,068	—	3,246,947	(8,675,071)	2,339,944	160,248,356	—	64,873,995	(163,250,355)	61,871,996
Class S2
06-30-09	103,874	—	—	(97,769)	6,105	1,496,785	—	—	(1,206,690)	290,095
12-31-08	141,169	—	145,550	(349,973)	(63,254)	2,802,393	—	2,889,178	(6,491,316)	(799,745)

Liquid Assets
Class I
06-30-09	54,822,929	—	447,252	(65,440,599)	(10,170,418)	54,822,954	—	447,246	(65,440,599)	(10,170,399)
12-31-08	176,411,029	—	5,420,987	(162,137,854)	19,694,162	176,421,439	—	5,420,834	(162,137,854)	19,704,419
Class S
06-30-09	321,719,889	—	2,221,990	(634,539,146)	(310,597,267)	321,720,092	—	2,222,010	(634,539,146)	(310,597,044)
12-31-08	1,889,723,726	—	40,675,231	(608,172,863)	1,322,226,094	1,889,806,705	—	40,674,110	(608,172,863)	1,322,307,952
Class S2
06-30-09	22,211,126	—	80,688	(41,445,774)	(19,153,960)	22,211,144	—	80,687	(41,445,774)	(19,153,943)
12-31-08	140,234,407	—	2,377,439	(26,184,896)	116,426,950	140,239,812	—	2,377,406	(26,184,896)	116,432,322

Marsico Growth
Class ADV
06-30-09	50,702	—	—	(62,080)	(11,378)	549,785	—	—	(629,713)	(79,928)
12-31-08	237,429	—	—	(677,976)	(440,547)	4,007,812	—	—	(11,175,539)	(7,167,727)
Class I
06-30-09	2,613,171	—	—	(6,350,375)	(3,737,204)	28,629,902	—	—	(67,447,255)	(38,817,353)
12-31-08	18,412,684	620,533	180,141	(4,884,582)	14,328,776	300,794,343	10,981,962	2,826,416	(69,732,251)	244,870,470
Class S
06-30-09	1,571,888	—	—	(2,983,738)	(1,411,850)	16,605,451	—	—	(31,482,875)	(14,877,424)
12-31-08	4,573,288	1,074,814	219,479	(9,412,869)	(3,545,288)	71,153,536	18,801,352	3,412,891	(147,360,287)	(53,992,508)
Class S2
06-30-09	46,160	—	—	(66,567)	(20,407)	495,370	—	—	(714,476)	(219,106)
12-31-08	49,066	—	4,248	(182,727)	(129,413)	733,845	—	65,632	(2,881,290)	(2,081,813)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

		Proceeds			Net Increase		Proceeds
		From Shares			(Decrease) in		From Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

Marsico International Opportunities
Class ADV
06-30-09	64,670	—	—	(79,899)	(15,229)	511,749	—	—	(602,797)	(91,048)
12-31-08	104,911	—	65,829	(532,005)	(361,265)	1,299,751	—	817,596	(7,288,741)	(5,171,394)
Class I
06-30-09	3,568,259	—	—	(4,285,785)	(717,526)	26,750,397	—	—	(35,853,700)	(9,103,303)
12-31-08	18,582,713	—	2,572,660	(5,721,523)	15,433,850	245,670,161	—	31,900,989	(69,711,073)	207,860,077
Class S
06-30-09	839,784	—	—	(3,014,743)	(2,174,959)	6,390,844	—	—	(23,244,792)	(16,853,948)
12-31-08	7,512,641	—	2,895,699	(6,392,003)	4,016,337	100,763,847	—	35,790,845	(76,622,105)	59,932,587
Class S2
06-30-09	—	—	—	—	—	—	—	—	—	—
12-31-08	—	—	—	—	—	—	—	—	—	—

MFS Total Return
Class ADV
06-30-09	25,997	—	—	(46,773)	(20,776)	295,124	—	—	(553,119)	(257,995)
12-31-08	39,226	—	26,134	(257,954)	(192,594)	581,630	—	360,907	(4,320,872)	(3,378,335)
Class I
06-30-09	221,984	—	—	(929,000)	(707,016)	2,559,937	—	—	(10,516,927)	(7,956,990)
12-31-08	515,428	—	1,838,262	(3,111,169)	(757,479)	7,950,514	—	25,311,177	(48,443,539)	(15,181,848)
Class S
06-30-09	1,188,768	—	—	(4,306,610)	(3,117,842)	14,192,852	—	—	(48,416,628)	(34,223,776)
12-31-08	1,490,766	—	11,972,339	(12,574,404)	888,701	20,744,472	—	165,092,487	(189,286,668)	(3,449,709)
Class S2
06-30-09	31,792	—	—	(215,699)	(183,907)	377,373	—	—	(2,420,697)	(2,043,324)
12-31-08	91,999	—	477,414	(553,611)	15,802	1,229,797	—	6,541,199	(8,324,147)	(553,151)

MFS Utilities
Class ADV
06-30-09	17,406	—	—	(30,231)	(12,825)	164,924	—	—	(290,789)	(125,865)
12-31-08	67,598	—	10,801	(68,915)	9,484	1,046,622	—	147,376	(918,034)	275,964
Class I
06-30-09	16,034	—	—	(71,044)	(55,010)	146,798	—	—	(660,133)	(513,335)
12-31-08	119,063	—	84,685	(207,025)	(3,277)	1,866,246	—	1,141,194	(2,887,440)	120,000
Class S
06-30-09	1,759,227	—	—	(4,268,356)	(2,509,129)	16,655,871	—	—	(39,600,771)	(22,944,900)
12-31-08	12,587,903	—	6,348,855	(9,292,213)	9,644,545	194,293,089	—	85,106,539	(122,872,968)	156,526,660

Oppenheimer Main Street
Class ADV
06-30-09	—	—	—	—	—	—	—	—	—	—
12-31-08	—	—	—	—	—	—	—	—	—	—
Class I
06-30-09	21,438	—	—	(106,209)	(84,771)	247,685	—	—	(1,187,794)	(940,109)
12-31-08	127,221	—	11,192	(135,962)	2,451	2,137,726	—	158,633	(2,307,192)	(10,833)
Class S
06-30-09	117,562	—	—	(1,961,352)	(1,843,790)	1,343,847	—	—	(22,692,524)	(21,348,677)
12-31-08	1,579,036	—	641,205	(5,210,462)	(2,990,221)	26,083,314	—	9,166,333	(86,347,989)	(51,098,342)
Class S2
06-30-09	838	—	—	(23,207)	(22,369)	9,631	—	—	(252,193)	(242,562)
12-31-08	7,619	—	6,017	(35,251)	(21,615)	132,474	—	85,843	(586,145)	(367,828)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

		Proceeds			Net Increase		Proceeds
		From Shares			(Decrease) in		From Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

PIMCO Total Return Bond
Class ADV
06-30-09	—	—	—	(1)	(1)	—	—	—	(11)	(11)
12-31-08	—	—	—	—	—	—	—	1	—	1
Class I
06-30-09	26,643,673	—	—	(9,129,757)	17,513,916	309,236,101	—	—	(103,215,234)	206,020,867
12-31-08	47,117,180	—	3,820,541	(64,521,594)	(13,583,873)	543,996,878	—	43,019,286	(725,429,171)	(138,413,007)
Class S
06-30-09	40,510,133	—	—	(6,177,542)	34,332,591	467,557,037	—	—	(72,390,954)	395,166,083
12-31-08	117,814,150	—	6,395,176	(22,162,179)	102,047,147	1,361,848,942	—	72,201,538	(249,077,132)	1,184,973,348
Class S2
06-30-09	541,374	—	—	(404,476)	136,898	6,141,502	—	—	(4,731,742)	1,409,760
12-31-08	1,868,266	—	196,011	(864,071)	1,200,206	21,419,445	—	2,203,168	(9,835,518)	13,787,095

Pioneer Mid Cap Value
Class ADV
06-30-09	14,619	—	—	(4,528)	10,091	111,012	—	—	(32,798)	78,214
12-31-08	2,120	4,422	86	(851)	5,777	14,740	45,937	614	(7,748)	53,543
Class I
06-30-09	8,925,433	—	—	(2,942,984)	5,982,449	64,160,204	—	—	(21,158,903)	43,001,301
12-31-08	19,092,110	407,135	3,432,438	(10,638,376)	12,293,307	204,723,988	4,823,445	32,463,257	(109,612,176)	132,398,514
Class S
06-30-09	1,678,990	—	—	(4,354,615)	(2,675,625)	12,625,695	—	—	(30,708,297)	(18,082,602)
12-31-08	3,149,896	18,037,568	4,583,976	(12,296,036)	13,475,404	34,319,847	191,268,398	43,273,202	(123,939,302)	144,922,145
Class S2
06-30-09	—	—	—	(2)	(2)	—	—	—	(10)	(10)
12-31-08	—	324,459	—	(324,458)	1	—	3,383,183	—	(3,381,728)	1,455

T. Rowe Price Capital Appreciation
Class ADV
06-30-09	270,480	—	—	(567,143)	(296,663)	4,192,097	—	—	(8,871,219)	(4,679,122)
12-31-08	734,229	—	316,590	(1,374,945)	(324,126)	14,641,359	—	6,037,732	(28,215,439)	(7,536,348)
Class I
06-30-09	1,173,128	—	—	(849,685)	323,443	18,632,366	—	—	(12,839,354)	5,793,012
12-31-08	2,802,691	—	1,542,286	(1,045,376)	3,299,601	62,868,145	—	29,493,733	(21,112,223)	71,249,655
Class S
06-30-09	6,542,558	—	—	(8,035,104)	(1,492,546)	103,756,857	—	—	(121,170,733)	(17,413,876)
12-31-08	18,092,851	—	20,812,868	(12,749,190)	26,156,529	378,075,149	—	399,351,289	(266,222,304)	511,204,134
Class S2
06-30-09	35,039	—	—	(298,673)	(263,634)	548,838	—	—	(4,600,984)	(4,052,146)
12-31-08	75,320	—	667,040	(774,251)	(31,891)	1,597,930	—	12,826,755	(15,642,223)	(1,217,538)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

		Proceeds			Net Increase		Proceeds
		From Shares			(Decrease) in		From Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

T. Rowe Price Equity Income
Class ADV
06-30-09	137,275	—	—	(166,360)	(29,085)	1,046,404	—	—	(1,243,589)	(197,185)
12-31-08	295,577	—	212,052	(672,213)	(164,584)	3,548,776	—	2,195,385	(7,767,492)	(2,023,331)
Class I
06-30-09	15,093,598	—	—	(2,417,728)	12,675,870	112,317,878	—	—	(19,668,199)	92,649,679
12-31-08	9,802,687	—	2,543,351	(2,945,780)	9,400,258	127,424,602	—	26,083,427	(32,865,427)	120,642,602
Class S
06-30-09	4,574,829	—	—	(6,196,591)	(1,621,762)	35,983,649	—	—	(45,536,672)	(9,553,023)
12-31-08	6,875,816	—	11,822,481	(11,250,384)	7,447,913	79,755,503	—	121,934,209	(136,052,183)	65,637,529
Class S2
06-30-09	295,223	—	—	(377,751)	(82,528)	2,340,249	—	—	(2,791,549)	(451,300)
12-31-08	508,088	—	677,956	(842,684)	343,360	6,121,713	—	6,974,988	(9,862,666)	3,234,035

Van Kampen Capital Growth
Class ADV
06-30-09	89	—	—	(3)	86	662	—	—	(20)	642
12-31-08	608	559	18	(579)	606	8,014	7,387	204	(7,747)	7,858
Class I
06-30-09	564,735	—	—	(1,872,098)	(1,307,363)	4,534,939	—	—	(14,163,628)	(9,628,689)
12-31-08	386,504	27,870,319	789,059	(4,498,463)	24,547,419	3,668,872	372,091,904	8,876,916	(49,443,254)	335,194,438
Class S
06-30-09	1,102,757	—	—	(2,283,103)	(1,180,346)	8,206,941	—	—	(16,837,572)	(8,630,631)
12-31-08	2,926,476	11,493,230	460,300	(2,498,890)	12,381,116	33,268,555	152,200,116	5,136,943	(24,841,166)	165,764,448
Class S2
06-30-09	—	—	—	(620)	(620)	—	—	—	(4,184)	(4,184)
12-31-08	15,909	—	30	(1,058,765)	(1,042,826)	191,046	—	332	(13,877,333)	(13,685,955)

Van Kampen Global Franchise
Class ADV
06-30-09	—	—	—	(1)	(1)	—	—	—	(6)	(6)
12-31-08	—	—	—	(1)	(1)	—	—	2	(14)	(12)
Class I
06-30-09	—	—	—	—	—	—	—	—	—	—
12-31-08	—	—	—	—	—	—	—	2	—	2
Class S
06-30-09	860,150	—	—	(1,575,275)	(715,125)	8,783,510	—	—	(15,981,026)	(7,197,516)
12-31-08	2,287,776	—	2,250,746	(4,762,984)	(224,462)	32,603,524	—	27,931,754	(63,591,471)	(3,056,193)
Class S2
06-30-09	22,311	—	—	(342,973)	(320,662)	227,207	—	—	(3,503,979)	(3,276,772)
12-31-08	51,510	—	542,319	(818,483)	(224,654)	750,196	—	6,697,634	(10,869,751)	(3,421,921)

Van Kampen Global Tactical Asset Allocation
Class S
06-30-09	2,155,678	—	—	(103,621)	2,052,057	17,384,392	—	—	(847,560)	16,536,832
09-17-08(1)-12-31-08	2,861,391	—	—	(44,842)	2,816,549	28,034,396	—	—	(370,742)	27,663,654

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

		Proceeds			Net Increase		Proceeds
		From Shares			(Decrease) in		From Shares
		Issued in	Reinvestment	Shares	Shares		Issued in	Reinvestment	Shares	Net Increase
	Shares Sold	Merger	of Distributions	Redeemed	Outstanding	Shares Sold	Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	#	($)	($)	($)	($)	($)

Van Kampen Growth and Income
Class ADV
06-30-09	9,651	—	—	(36,368)	(26,717)	138,275	—	—	(535,763)	(397,488)
12-31-08	49,285	—	13,277	(142,590)	(80,028)	939,135	—	253,797	(3,161,983)	(1,969,051)
Class I
06-30-09	89,159	—	—	(70,052)	19,107	1,285,108	—	—	(994,306)	290,802
12-31-08	357,428	—	116,248	(164,730)	308,946	8,852,904	—	2,201,886	(3,519,158)	7,535,632
Class S
06-30-09	1,452,074	—	—	(2,428,284)	(976,210)	21,506,237	—	—	(33,650,208)	(12,143,971)
12-31-08	1,579,405	—	4,362,920	(6,248,275)	(305,950)	31,594,583	—	83,432,959	(137,745,413)	(22,717,871)
Class S2
06-30-09	39,887	—	—	(143,485)	(103,598)	574,853	—	—	(2,045,991)	(1,471,138)
12-31-08	57,087	—	391,272	(496,910)	(48,551)	1,262,932	—	7,469,221	(10,732,606)	(2,000,453)

(1) Commencement of operations.

NOTE 11 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Global Resources, Liquid Assets, Oppenheimer Main Street, T. Rowe Price Capital Appreciation, and T. Rowe Price Equity Income) of the Portfolio’s net assets, at market value, at time of purchase.

		Notional Principal/	Initial	Cost/		Percent
		Principal Amount/	Acquisition	Upfront		of Net
	Security	Shares	Date	Payments	Value	Assets

Artio Foreign	Inter Rao Ues OAO GDR	48,070	08/28/08	$302,841	$354,715	0.0%
	Kusbassenergo OJSC GDR	15,985	08/28/08	84,321	36,669	0.0%
	Mosenergo OAO - Spon GDR	67,339	08/28/08	328,278	152,852	0.0%
	OGK-1 OAO GDR	221,260	08/28/08	503,367	198,764	0.0%
	OGK-3 OJSC GDR	70,834	08/28/08	239,065	200,328	0.0%
	RAO Energy System of East OAO	11,500,000	08/28/08	276,000	96,025	0.0%
	Rolls-Royce Group PLC - C Shares Entitlement	27,431,632	10/16/06	70,612	45,130	0.0%
	Silvinit BRD	2,205	10/31/07	1,259,316	438,515	0.0%
	TGK-2 GDR	14,835	08/28/08	146,125	38,076	0.0%
	TGK-4 GDR	36,455	08/28/08	188,655	56,725	0.0%
	TGK-9 OAO GDR	8,189	08/28/08	24,567	16,815	0.0%
	Ukrnafta Oil Co. ADR	38,065	01/31/07	2,742,663	626,199	0.1%
	UkrTelecom GDR	71,389	12/17/04	731,874	174,259	0.0%
	UkrTelecom	42,464,048	01/16/07	8,899,299	2,035,194	0.1%
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	1,231,699	466,151	0.1%
	Volga Territorial Generating Co. GDR	38,410	08/28/08	209,335	86,262	0.0%
	Yenisei Territorial - Spon GDR	39,560	08/28/08	88,021	27,288	0.0%

				$17,326,038	$5,049,967	0.3%

Evergreen Health Sciences	Medipattern Corp.	373,990	07/16/07	$492,658	$74,798	0.0%
	Novavax, Inc.	58,105	10/06/08	130,622	190,584	0.1%

				$623,280	$265,382	0.1%

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

		Notional Principal/	Initial	Cost/		Percent
		Principal Amount/	Acquisition	Upfront		of Net
	Security	Shares	Date	Payments	Value	Assets

MFS Total Return	Qtel International Finance Ltd., 7.875%, due 06/10/19	1,000,000	06/03/09	$1,017,186	$1,020,863	0.1%

				$1,017,186	$1,020,863	0.1%

MFS Utilities	AES Corp., 9.750%, due 04/15/16	2,315,000	03/30/09	$2,178,879	$2,355,513	0.5%
	Covanta Holding Corp., 3.250%, due 06/01/14	3,017,620	05/18/09	3,017,374	3,277,890	0.8%
	CSC Holdings, Inc., 8.625%, due 02/15/19	825,000	02/09/09	786,312	806,438	0.2%
	Virgin Media, Inc., 6.500%, due 11/15/16	5,462,000	02/09/09	2,961,814	4,260,360	1.0%

				$8,944,379	$10,700,201	2.5%

Oppenheimer Main Street	Teton Advisors, Inc.	8	10/03/08	$—	$—	0.0%

				$—	$—	0.0%

PIMCO Core Bond	Options
	Call Swaption OTC - Merrill Lynch Capital Services, Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450%-Exp 08/03/09	18,700,000	04/15/08	209,440	668,536	0.0%
	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.850% -Exp 08/03/09	68,000,000	04/29/08	719,100	2,965,932	0.1%
	Put Option OTC - Credit Suisse, London USD vs JPY Strike @ 104 (JPY)-Exp 03/17/10	11,400,000	03/20/07	485,583	1,098,607	0.0%
	Call Option OTC - Credit Suisse, London USD vs JPY Strike @ 104 (JPY)-Exp 03/17/10	11,400,000	03/20/07	485,583	140,858	0.0%

				$1,899,706	$4,873,933	0.1%

	Securities
	Countrywide Alternative Loan Trust, 4.686%, due 05/25/35	5,063,064	03/06/06	$(14,312)	$369,963	0.0%
	First Horizon Alternative Mortgage Securities, 4.386%, due 01/25/36	52,566,745	04/10/06	(154,093)	3,122,176	0.1%
	NRG Energy, Inc., 0.500%, due 02/01/13	1,895,179	02/08/08	1,751,265	1,787,713	0.1%
	United Air Lines, Inc., 9.350%, due 04/07/16	134,550	12/27/01	103,344	40,365	0.0%

				$1,686,204	$5,320,217	0.2%

	Total for PIMCO Core Bond			$3,585,910	$10,194,150	0.3%

T. Rowe Price Capital Appreciation	BAE Systems Holdings, Inc., 6.375%, due 06/01/19	1,715,000	06/01/09	$1,709,015	$1,756,608	0.1%
	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	7,875,000	05/12/09	7,524,013	7,579,688	0.3%
	General Growth Properties, Inc., 3.980%, due 04/15/27	10,500,000	01/10/08	8,234,593	3,622,500	0.1%
	Gulfstream Natural Gas System LLC, 6.950%, due 06/01/16	1,415,000	05/21/09	1,410,415	1,483,854	0.0%
	HJ Heinz Finance Co.	42	01/28/09	3,607,200	3,958,500	0.1%
	Kansas Gas & Electric, 6.700%, due 06/15/19	1,380,000	06/08/09	1,377,502	1,451,902	0.0%
	Verizon Wireless Capital LLC, 3.316%, due 05/20/11	4,905,000	05/19/09	4,905,000	5,050,880	0.2%
	Verizon Wireless Capital LLC, 3.750%, due 05/20/11	1,715,000	05/19/09	1,713,662	1,750,900	0.1%

				$30,481,400	$26,654,832	0.9%

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities. The market value of the loaned securities is determined at the close of business of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the Bank of New York Mellon Corp. Institutional Cash Reserves Fund (“BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2009 and throughout the period covered by this report, the BICR Fund held certain defaulted securities that had market values significantly below amortized cost. The Portfolios agreed to the terms of capital support extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the certain defaulted securities held by the BICR Fund. BNYC will support the value of these securities up to a certain amount and subject, in part, to the Portfolios’ continued lending of securities. The recorded value of each Portfolio’s investment in the BICR Fund includes the value of the underlying securities held by the BICR Fund and the estimated value of the support to be provided by BNYC. The investment in the BICR Fund is included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios. At June 30, 2009, the following Portfolios had securities on loan with the following market values:

	Value of	Cash
	Securities	Collateral
Portfolio	Loaned	Received*
AllianceBernstein Mid Cap Growth	$32,845,152	$34,285,286
Artio Foreign	66,308,137	71,812,060
Clarion Global Real Estate	12,477,004	13,360,910
FMRSM Diversified Mid Cap	133,406,953	140,723,584
Global Resources	39,599,193	40,655,802
Janus Contrarian	58,699,270	62,047,572
JPMorgan Emerging Markets Equity	62,024,504	65,619,365
Marsico Growth	18,970,508	19,720,832
Marsico International Opportunities	16,279,757	17,419,562
MFS Total Return	5,697,097	5,981,369
Oppenheimer Main Street	7,022,674	7,337,024
PIMCO Total Return Bond	3,929,350	3,984,638
Pioneer Mid Cap Value	14,435,260	15,030,550
T. Rowe Price Capital Appreciation	49,276,638	50,725,741
T. Rowe Price Equity Income	22,987,087	23,935,855
Van Kampen Capital Growth	16,383,468	16,969,840
Van Kampen Global Franchise	3,027,412	3,361,621
Van Kampen Growth and Income	6,335,417	6,621,531

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the Portfolio’s Portfolio of Investments.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified.  Certain Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration.  Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities.  Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS (continued)

relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Risk.  Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

High-Yield, Lower-Grade Debt Securities Risk.  High-yield debt securities (commonly referred to as “junk bonds”) generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market’s perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Derivatives.  Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a Portfolio’s adviser or sub-adviser might imperfectly judge the market’s direction.

During the year ended December 31, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During that period, PIMCO Total Return Bond had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI’s affiliates were unable to fulfill their commitments and, in certain cases, PIMCO Total Return Bond terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. Management has determined that the financial impact to the Portfolio relating to these events is immaterial.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 14 — REORGANIZATIONS

On September 7, 2008, Clarion Global Real Estate and Pioneer Mid Cap Value, as listed below (“Acquiring Portfolios”) acquired the assets and certain liabilities of ING VP Real Estate Portfolio and ING Wells Fargo Disciplined Value Portfolio, also listed below (“Acquired Portfolios”), respectively, in a tax-free reorganization in exchange for shares of the Acquiring Portfolios, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolios are presented in Note 10 — Capital Shares Transactions. Net assets and unrealized appreciation/depreciation as of the reorganization date were as follows:

					Acquired
					Portfolio
		Total net assets	Total net assets	Acquired	Unrealized
		of Acquired	of Acquiring	Capital Loss	Appreciation
		Portfolio	Portfolio	Carryforwards	(Depreciation)	Conversion
Acquiring Portfolios	Acquired Portfolios	(000’s)	(000’s)	(000’s)	(000’s)	Ratio

Clarion Global Real Estate	ING VP Real Estate Portfolio	$112,831	$495,137	$(18,628)	$527	1.24
Pioneer Mid Cap Value	ING Wells Fargo Disciplined Value Portfolio	172,068	978,325	$(48,687)	(26,068)	1.44

The net assets of Clarion Global Real Estate and Pioneer Mid Cap Value after the acquisitions were $607,967,635, and $1,150,392,889, respectively.

On April 27, 2008, Marsico Growth, Pioneer Mid Cap Value, and Van Kampen Capital Growth as listed below (“Acquiring Portfolios”), acquired the assets and certain liabilities of ING Legg Mason Partners Large Cap Growth Portfolio, ING Neuberger Berman Regency Portfolio, and ING Van Kampen Large Cap Growth Portfolio, also listed below (“Acquired Portfolios”), respectively, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolios are presented in Note 10 — Capital Shares Transactions. Net assets and unrealized appreciation/depreciation as of the reorganization date were as follows:

					Acquired
					Portfolio
		Total net assets	Total net assets	Acquired	Unrealized
		of Acquired	of Acquiring	Capital Loss	Appreciation
		Portfolio	Portfolio	Carryforwards	(Depreciation)	Conversion
Acquiring Portfolios	Acquired Portfolios	(000’s)	(000’s)	(000’s)	(000’s)	Ratio

Marsico Growth	ING Legg Mason Partners Large Cap Growth Portfolio	$29,783	$1,130,017	$—	$(1)	0.54
Pioneer Mid Cap Value	ING Neuberger Berman Regency Portfolio	27,453	968,126	(327)	1,033	0.89
Van Kampen Capital Growth	ING Van Kampen Large Cap Growth Portfolio	524,299	93,274	—	33,832	0.78

The net assets of Marsico Growth, Pioneer Mid Cap Value, and Van Kampen Capital Growth after the acquisition were $1,159,799,731, $995,579,203, and $617,573,402, respectively.

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended
	June 30, 2009	Year Ended December 31, 2008
	Ordinary	Ordinary	Long-Term
	Income	Income	Capital Gains

AllianceBernstein Mid Cap Growth	$—	$35,948,297	$40,419,569
Artio Foreign	—	25,409,803	182,065,540
Evergreen Health Sciences	—	317,178	10,742,907
FMRSM Diversified Mid Cap	—	12,386,246	88,421,265
Global Resources	—	81,811,108	134,105,953
Janus Contrarian	—	23,901,290	108,245,291
JPMorgan Emerging Markets Equity	—	29,091,520	63,954,182
Liquid Assets	2,749,943	48,472,350	—
Marsico Growth	—	6,304,939	—
Marsico International Opportunities	—	40,590,417	27,919,109
MFS Total Return	—	91,573,971	105,731,799
MFS Utilities	—	47,205,888	39,189,363
Oppenheimer Main Street	—	9,410,826	—
PIMCO Total Return Bond	—	107,236,850	10,187,182
Pioneer Mid Cap Value	—	30,553,741	45,183,442
T. Rowe Price Capital Appreciation	—	180,942,741	266,766,768
T. Rowe Price Equity Income	—	59,431,291	97,756,718
Van Kampen Capital Growth	—	2,486,469	11,527,926
Van Kampen Global Franchise	—	9,377,934	25,251,640
Van Kampen Growth & Income	—	37,232,588	56,125,275

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2008 were:

		Undistributed		Post-October	Post-October	Post-October
	Undistributed	Long-Term	Unrealized	Capital	Currency	PFIC
	Ordinary	Capital	Appreciation/	Loss	Loss	Loss	Capital Loss	Expiration
	Income	Gains	(Depreciation)	Deferred	Deferred	Deferred	Carryforwards	Dates

AllianceBernstein Mid Cap Growth	$—	$—	$(64,453,434)	$(127,440,897)	$—	$—	$(52,349,226)	2016
Artio Foreign	61,410,184	—	(395,070,118)	(110,084,017)	(15,850,916)	(14,715)	(266,458,296)	2016
Clarion Global Real Estate	10,248,232	—	(215,003,621)	—	—	—	(20,402,700)	2015
							(76,355,761)	2016

							$(96,758,461)*

Evergreen Health Sciences	—	—	(26,971,108)	—	—	—	(17,522,786)	2016
FMRSM Diversified Mid Cap	961,456	—	(244,116,131)	(103,134,800)	—	—	(15,139,993)	2009
							(39,330,800)	2010
							(159,845,511)	2016

							$(214,316,304)*

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES (continued)

		Undistributed		Post-October	Post-October	Post-October
	Undistributed	Long-Term	Unrealized	Capital	Currency	PFIC
	Ordinary	Capital	Appreciation/	Loss	Loss	Loss	Capital Loss	Expiration
	Income	Gains	(Depreciation)	Deferred	Deferred	Deferred	Carryforwards	Dates

Global Resources	$2,719,888	$—	$(343,330,702)	$(52,662,920)	$(62,047)	$—	$(58,220,606)	2016
Janus Contrarian	4,138,453	—	(391,990,665)	(40,170,290)	(2,764,757)	—	(80,019,816)	2016
JPMorgan Emerging Markets Equity	14,091,668	—	(198,052,753)	—	—	—	(57,566,284)	2016
Liquid Assets	3,289,952	—	—	—	—	—	—	—
Marsico Growth	7,048,684	—	(78,189,514)	(39,558,591)	(490)	—	(142,479,639)	2009
							(367,059,276)	2010
							(110,597,085)	2011
							(116,725,262)	2016

							$(736,861,262)

Marsico International Opportunities	6,339,683	—	(172,253,131)	(26,335,653)	—	—	(113,337,041)	2016
MFS Total Return	2,159,418	—	(171,455,148)	(68,587,534)	—	—	(65,707,958)	2016
MFS Utilities	7,005,739	—	(166,109,005)	(22,340,873)	(2,008,830)	—	(17,441,017)	2016
Oppenheimer Main Street	262,553	—	(112,616,663)	(10,377,063)	—	—	(120,482,965)	2010
							(6,207,803)	2011
							(43,626,954)	2016

							$(170,317,722)

PIMCO Total Return Bond	216,562,922	54,914,827	(166,055,310)	—	—	—	—	—
Pioneer Mid Cap Value	948,624	—	(228,856,587)	(50,968,760)	—	—	(10,544,012)	2009
							(145,308)	2014
							(313,932)	2015
							(127,847,061)	2016

							$(138,850,313)*

T. Rowe Price Capital Appreciation	$4,874,666	$—	$(657,447,772)	$(177,639,200)	$—	$—	$(85,471,063)	2016
T. Rowe Price Equity Income	2,122,409	—	(363,224,224)	(17,026,105)	—	—	(16,384,867)	2016
Van Kampen Capital Growth	1,599,406	—	(201,412,447)	(1,993,680)	—	—	(52,310,541)	2015
							(20,625,387)	2016

							$(72,935,928)

Van Kampen Global Franchise	20,329,118	8,839,790	(60,737,311)	—	—	—	—	—
Van Kampen Global Tactical Asset Allocation	—	—	(1,956,659)	(160,190)	—	—	(1,236,103)	2016
Van Kampen Growth & Income	970,423	—	(115,195,766)	(32,252,276)	—	—	(7,061,260)	2016

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES (continued)

As of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 16 — U.S. TREASURY TEMPORARY GUARANTEE PROGRAM

The U.S. Treasury Department has notified Liquid Assets that it has been accepted to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Program”). The Program guarantees shareholders of Liquid Assets the lesser of: (1) the number of shares owned on September 19, 2008 multiplied by $1.00; or (2) the number of shares owned as of the time the Treasury’s obligation under the Program is triggered multiplied by $1.00. The Treasury’s obligation under the Program is triggered if Liquid Assets’ net asset value per share falls below $0.995 and certain conditions are met including the liquidation of Liquid Assets.

Coverage under the Program is limited to persons who were shareholders of Liquid Assets as of the close of business on September 19, 2008. Any increase in the number of shares held in an account after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in an account fluctuates (even if the number of shares held in an account is reduced to zero), shareholders will be covered for the lesser of the number of shares held as of the close of business on September 19, 2008 or the number of shares held at the time the Treasury’s obligation under the Program is triggered. If a shareholder closes his/her account with Liquid Assets or the broker-dealer, any future investment in Liquid Assets will not be guaranteed.

Liquid Assets paid to participate in the Program for the initial three-month period, which expired on December 18, 2008. The fee of $228,334 for the initial three-month period was 0.01% of Liquid Assets’ net asset value on September 19, 2008 (the “Program Participation Payment”). On November 24, 2008, the U.S. Treasury Department announced that it would extend its Program from December 19, 2008 through April 30, 2009. The Board has approved Liquid Assets’ continued participation in the Program. Liquid Assets paid to extend its participation in the Program through April 30, 2009. The fee of $342,500 to extend its participation was 0.01% of Liquid Assets’ net asset value on December 31, 2008.
On March 31, 2009, the U.S. Department of the Treasury announced that it would extend its Program through September 18, 2009. The Board has approved Liquid Assets’ continued participation in the Program. Liquid Assets paid to extend its participation in the Program through September 18, 2009. The fee of $342,500 to extend its participation was 0.01% of Liquid Assets’ net asset value at December 31, 2008. The Board has determined that the Program Participation Payment is an extraordinary expense that will not be subject to any expense limitation agreement currently in effect for Liquid Assets.

NOTE 17 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING agreed with the Portfolios to indemnify and hold harmless the Portfolios from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the U.S. Securities and Exchange Commission in connection with investigations related to mutual funds and variable insurance products. On December 17, 2008, ING settled its indemnification commitments by making payments to the affected Portfolios. In connection with the settlement, ING paid $146,960 to Global Resources, $7,746 to JPMorgan Emerging Markets Equity, $20,164 to T. Rowe Price Capital Appreciation, and $848 to T. Rowe Price Equity Income.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 18 — SUBSEQUENT EVENTS

On March 27, 2009, the Board approved proposals to reorganize Van Kampen Capital Growth into ING RussellTM Large Cap Growth Index Portfolio; and Oppenheimer Main Street into ING RussellTM Large Cap Index Portfolio. Shareholder approval was obtained and each reorganization closed on July 17, 2009.

On March 27, 2009, the Board approved a proposal to reorganize AllianceBernstein Mid Cap Growth into ING RussellTM Mid Cap Growth Index Portfolio. Shareholder approval was obtained and the reorganization closed on August 7, 2009.

Dividends:  Subsequent to June 30, 2009, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Artio Foreign
Class ADV	$0.1771	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.3720	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.3365	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.3105	$—	$—	July 16, 2009	July 14, 2009
Clarion Global Real Estate
Class ADV	$0.1347	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.2022	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.1843	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.1652	$—	$—	July 16, 2009	July 14, 2009
FMRSM Diversified Mid Cap
Class ADV	$0.0095	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0096	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0095	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0095	$—	$—	July 16, 2009	July 14, 2009
Global Resources
Class ADV	$0.0063	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0923	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0461	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0063	$—	$—	July 16, 2009	July 14, 2009
Janus Contrarian
Class ADV	$0.0610	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0850	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0528	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0284	$—	$—	July 16, 2009	July 14, 2009
JPMorgan Emerging Markets Equity
Class ADV	$0.1313	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.2592	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.2146	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.1775	$—	$—	July 16, 2009	July 14, 2009
Liquid Assets
Class I	$—	$0.0014	$—	July 16, 2009	July 14, 2009
Class S	$—	$0.0014	$—	July 16, 2009	July 14, 2009
Class S2	$—	$0.0014	$—	July 16, 2009	July 14, 2009
Class I	$0.0002	$—	$—	August 3, 2009	Daily
Class S	$0.0000	$—	$—	August 3, 2009	Daily
Class S2	$—	$—	$—	August 3, 2009	Daily
Marsico Growth
Class ADV	$0.0010	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.1490	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.1078	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0855	$—	$—	July 16, 2009	July 14, 2009
Marsico International Opportunities
Class ADV	$0.0480	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.1426	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.1101	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0263	$—	$—	July 16, 2009	July 14, 2009
MFS Total Return
Class ADV	$0.0272	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0275	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0274	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0273	$—	$—	July 16, 2009	July 14, 2009

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 18 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

MFS Utilities
Class ADV	$0.1726	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.1728	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.1728	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.1728	$—	$—	July 16, 2009	July 14, 2009
Oppenheimer Main Street
Class ADV	$0.0827	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.1196	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.1025	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0929	$—	$—	July 16, 2009	July 14, 2009
PIMCO Total Return Bond
Class ADV	$0.4160	$0.2095	$0.1743	July 16, 2009	July 14, 2009
Class I	$0.4925	$0.2095	$0.1743	July 16, 2009	July 14, 2009
Class S	$0.4728	$0.2095	$0.1743	July 16, 2009	July 14, 2009
Class S2	$0.4505	$0.2095	$0.1743	July 16, 2009	July 14, 2009
Pioneer Mid Cap Value
Class ADV	$0.0086	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0087	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0086	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0087	$—	$—	July 16, 2009	July 14, 2009
T. Rowe Price Capital Appreciation
Class ADV	$0.0286	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0288	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0287	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0287	$—	$—	July 16, 2009	July 14, 2009
T. Rowe Price Equity Income
Class ADV	$0.0175	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0176	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0176	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0175	$—	$—	July 16, 2009	July 14, 2009
Van Kampen Capital Growth
Class ADV	$0.0173	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0751	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0429	$—	$—	July 16, 2009	July 14, 2009
Class S2	$—	$—	$—	July 16, 2009	July 14, 2009
Van Kampen Global Franchise
Class ADV	$0.7879	$—	$0.3694	July 16, 2009	July 14, 2009
Class I	$0.8906	$—	$0.3694	July 16, 2009	July 14, 2009
Class S	$0.8536	$—	$0.3694	July 16, 2009	July 14, 2009
Class S2	$0.8293	$—	$0.3694	July 16, 2009	July 14, 2009
Van Kampen Growth & Income
Class ADV	$0.0285	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0288	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0287	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0286	$—	$—	July 16, 2009	July 14, 2009

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 27, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.6%

		Airlines: 1.4%
395,575	@,L	Continental Airlines, Inc.	$3,504,795

			3,504,795

		Apparel: 1.5%
67,500		Polo Ralph Lauren Corp.	3,613,950

			3,613,950

		Biotechnology: 3.8%
49,900	@	Alexion Pharmaceuticals, Inc.	2,051,888
287,273	@	Celera Corp.	2,191,893
108,600	@,L	Dendreon Corp.	2,698,710
31,000	@,L	United Therapeutics Corp.	2,583,230

			9,525,721

		Commercial Services: 8.3%
100,000	@,L	Alliance Data Systems Corp.	4,119,000
79,100	@	Apollo Group, Inc. — Class A	5,625,592
125,500	@	Iron Mountain, Inc.	3,608,125
39,950	@	ITT Educational Services, Inc.	4,021,367
14,200	L	Strayer Education, Inc.	3,097,162

			20,471,246

		Computers: 3.2%
352,200	@	Brocade Communications Systems, Inc.	2,754,204
190,200	@	Cognizant Technology Solutions Corp.	5,078,340

			7,832,544

		Distribution/Wholesale: 1.8%
25,900	@	LKQ Corp.	426,055
48,600		WW Grainger, Inc.	3,979,368

			4,405,423

		Diversified Financial Services: 4.5%
56,100	@	Affiliated Managers Group, Inc.	3,264,459
51,200	L	Greenhill & Co., Inc.	3,697,152
36,000	@	IntercontinentalExchange, Inc.	4,112,640

			11,074,251

		Engineering & Construction: 4.5%
161,070	@	Aecom Technology Corp.	5,154,240
110,800	@	Foster Wheeler AG	2,631,500
125,400	@	Shaw Group, Inc.	3,437,214

			11,222,954

		Environmental Control: 1.4%
69,700	@	Stericycle, Inc.	3,591,641

			3,591,641

		Healthcare — Products: 8.2%
364,751	@,L	Cerus Corp.	375,694
54,000	@	Gen-Probe, Inc.	2,320,920
230,690	@,@@,	Given Imaging Ltd.	2,272,297
	L
107,400	@	Masimo Corp.	2,589,414
58,900	@,L	NuVasive, Inc.	2,626,940
80,400	@	Resmed, Inc.	3,274,692
166,500	@	St. Jude Medical, Inc.	6,843,150

			20,303,107

		Home Builders: 1.9%
539,800	L	Pulte Homes, Inc.	4,766,434

			4,766,434

		Household Products/Wares: 0.8%
36,300		Clorox Co.	2,026,629

			2,026,629

		Insurance: 1.8%
39,100	@,@@	Arch Capital Group Ltd.	2,290,478
83,700	@@	Axis Capital Holdings Ltd.	2,191,266

			4,481,744

		Internet: 7.7%
181,600	@	Akamai Technologies, Inc.	3,483,088
78,200	@	Digital River, Inc.	2,840,224
72,700	@	F5 Networks, Inc.	2,514,693
65,500	@	McAfee, Inc.	2,763,445
614,452	@	Move, Inc.	1,327,216
63,600	@,L	NetFlix, Inc.	2,629,224
220,600	@	Symantec Corp.	3,432,536

			18,990,426

		Machinery — Construction & Mining: 2.8%
112,900		Bucyrus International, Inc.	3,224,424
100,600		Joy Global, Inc.	3,593,432

			6,817,856

		Media: 3.1%
184,500	@	Liberty Media Corp. — Entertainment	4,935,375
86,700	@	Time Warner Cable, Inc.	2,745,789

			7,681,164

		Metal Fabricate/Hardware: 0.5%
17,900		Valmont Industries, Inc.	1,290,232

			1,290,232

		Mining: 1.7%
82,300		Freeport-McMoRan Copper & Gold, Inc.	4,124,053

			4,124,053

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Oil & Gas: 7.3%
113,800		Cabot Oil & Gas Corp.	$3,486,832
129,500	@,L	Continental Resources, Inc.	3,593,625
94,400	@	Newfield Exploration Co.	3,084,048
43,800		Noble Energy, Inc.	2,582,886
140,200	@	Southwestern Energy Co.	5,446,770

			18,194,161

		Oil & Gas Services: 4.1%
154,300	@	Cameron International Corp.	4,366,690
73,800	@	Oceaneering International, Inc.	3,335,760
147,000	@	Superior Energy Services	2,538,690

			10,241,140

		Pharmaceuticals: 4.7%
80,350	@,L	Cephalon, Inc.	4,551,828
102,285	@	Express Scripts, Inc.	7,032,094

			11,583,922

		Retail: 7.8%
153,900		American Eagle Outfitters	2,180,763
93,900		Casey’s General Stores, Inc.	2,412,291
95,400	@	Dollar Tree, Inc.	4,016,340
105,200	@	Kohl’s Corp.	4,497,300
67,100	@	O’Reilly Automotive, Inc.	2,555,168
96,700		Ross Stores, Inc.	3,732,620

			19,394,482

		Semiconductors: 7.1%
166,200	@	Broadcom Corp.	4,120,098
652,200	@	Micron Technology, Inc.	3,300,132
177,100	@	Nvidia Corp.	1,999,459
579,800	@	ON Semiconductor Corp.	3,977,428
113,498	@	Silicon Laboratories, Inc.	4,306,114

			17,703,231

		Software: 3.9%
289,440	@	Activision Blizzard, Inc.	3,655,627
258,245	@	Red Hat, Inc.	5,198,470
19,200	@	Salesforce.com, Inc.	732,864

			9,586,961

		Telecommunications: 2.6%
83,800	L	CenturyTel, Inc.	2,572,660
690,800	@,L	Clearwire Corp.	3,820,124

			6,392,784

		Transportation: 3.2%
157,300	@	Kansas City Southern	2,534,103
178,500		Knight Transportation, Inc.	2,954,175
138,700		Werner Enterprises, Inc.	2,513,244

			8,001,522

		Total Common Stock (Cost $231,918,403)	246,822,373

SHORT-TERM INVESTMENTS: 14.7%

		Affiliated Mutual Fund: 0.9%
2,336,072		ING Institutional Prime Money Market Fund — Class I	2,336,072

		Total Mutual Fund (Cost $2,336,072)	2,336,072

Principal
Amount			Value

		Securities Lending CollateralCC: 13.8%
$34,285,286		Bank of New York Mellon Corp. Institutional Cash Reserves	$34,069,714

		Total Securities Lending Collateral (Cost $34,285,286)	34,069,714

		Total Short-Term Investments (Cost $36,621,358)	36,405,786

	Total Investments in Securities
	(Cost $268,539,761)*	114.3%	$283,228,159
	Other Assets and Liabilities - Net	(14.3)	(35,328,987)

	Net Assets	100.0%	$247,899,172

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $276,187,655.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$28,775,072
Gross Unrealized Depreciation	(21,734,568)

Net Unrealized Appreciation	$7,040,504

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Common Stock**	$246,822,373	$—	$—
Short-Term Investments	2,336,072	34,069,714	—

Total	$249,158,445	$34,069,714	$—

Other Financial Instruments***	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2009 (Unaudited)

Country Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 83.2%

		Australia: 4.9%
359,378		Australia & New Zealand Banking Group Ltd.	$4,762,652
558,546		BHP Billiton Ltd.	15,301,870
154,048		Commonwealth Bank of Australia	4,828,775
91,034		CSL Ltd.	2,353,794
335,958		Foster’s Group Ltd.	1,392,014
1,548,482		Macquarie Airports Management Ltd.	2,878,707
43,394		Macquarie Group Ltd.	1,358,519
275,387		National Australia Bank Ltd.	4,961,431
101,838		QBE Insurance Group Ltd.	1,629,619
373,487		Rio Tinto Ltd.	15,601,046
1,505,698		Telstra Corp., Ltd.	4,108,780
143,064		Wesfarmers Ltd.	2,604,850
296,489		Westpac Banking Corp.	4,823,784
241,159		Woodside Petroleum Ltd.	8,331,096
201,719		Woolworths Ltd.	4,279,663

			79,216,600

		Austria: 0.6%
238,126	S	OMV AG	8,952,311
50,556		Telekom Austria AG	791,488

			9,743,799

		Belgium: 0.5%
45,854		Anheuser-Busch InBev NV	1,662,647
10,529		Belgacom SA	336,704
1,160,197		Fortis	3,972,580
57,342		KBC Groep NV	1,054,481
5,342		Solvay SA	451,916

			7,478,328

		Brazil: 0.8%
35,181		Cia Siderurgica Nacional SA	783,157
665,110		Vale SA ADR	11,725,889

			12,509,046

		Canada: 5.7%
74,665		Bank of Montreal	3,146,695
85,209		Bank of Nova Scotia	3,180,823
150,552		Barrick Gold Corp.	5,067,369
15,965		Canadian Imperial Bank of Commerce	800,343
79,079		Canadian Natural Resources Ltd.	4,160,120
59,378	@	Canadian Pacific Railway Ltd.	2,367,667
307,122		EnCana Corp.	15,227,379
141,380		GoldCorp, Inc.	4,914,236
277,353		Kinross Gold Corp.	5,055,138
84,024		Manulife Financial Corp.	1,458,492
322,983		Petro-Canada	12,473,367
16,198		Potash Corp. of Saskatchewan	1,510,829
98,327	@	Research In Motion Ltd.	6,986,133
29,550		Rogers Communications, Inc. — Class B (Canadian Denominated Security)	759,614
134,204		Royal Bank of Canada	5,488,617
28,356		Sun Life Financial, Inc.	765,489
137,468		Suncor Energy, Inc.	4,180,237
484,059		Talisman Energy, Inc.	6,954,069
102,912		Teck Cominco Ltd. — Class B	1,641,248
26,149		Thomson Corp.	760,988
75,929		Toronto Dominion Bank	3,922,601

			90,821,454

		China: 3.0%
7,301,844		Bank of China Ltd.	3,457,739
466,000		Bank of Communications Co. Ltd.	518,442
2,274,587		Beijing Capital International Airport Co., Ltd.	1,583,672
1,270,000		China Citic Bank	818,874
10,341,104		China Construction Bank	7,968,266
1,508,788		China Life Insurance Co., Ltd.	5,545,100
147,000		China Merchants Bank Co., Ltd.	333,616
11,142,000		China Petroleum & Chemical Corp.	8,435,846
474,000		China Shenhua Energy Co., Ltd.	1,731,703
1,772,000		China Telecom Corp., Ltd.	879,522
8,651,134		Industrial and Commercial Bank of China Ltd.	5,992,528
9,301,568		PetroChina Co., Ltd.	10,278,801
204,500		Ping An Insurance Group Co. of China Ltd.	1,372,614

			48,916,723

		Czech Republic: 1.5%
171,988	S	Komercni Banka A/S	23,694,562

			23,694,562

		Denmark: 0.5%
8,684		ALK-Abello A/S	678,219
145		AP Moller-Maersk A/S — Class B	868,775
77,717		Danske Bank A/S	1,340,743
88,285		Novo-Nordisk A/S	4,808,464
12,248	@	Vestas Wind Systems A/S	878,974

			8,575,175

		Finland: 0.6%
13,885		Fortum OYJ	316,485
31,196		Kone OYJ	957,955
300,727		Nokia OYJ	4,404,799
109,147		Orion OYJ	1,711,871
25,030		Sampo OYJ	473,267

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Finland (continued)
129,364		Stora Enso OYJ (Euro Denominated Security)	$684,280
90,033		UPM-Kymmene OYJ	785,707

			9,334,364

		France: 9.1%
24,031		Accor SA	957,452
82,502	L	ADP	6,065,564
17,154		Air Liquide	1,573,984
38,963	L	Alstom	2,313,497
207,800	L	AXA SA	3,933,028
145,679		BNP Paribas	9,500,114
37,624		Bouygues SA	1,422,868
95,400		Carrefour SA	4,091,225
35,435		Casino Guichard Perrachon SA	2,399,863
51,865	L	Cie de Saint-Gobain	1,745,141
27,596	L	Compagnie Generale des Etablissements Michelin	1,580,473
109,429		Credit Agricole SA	1,372,051
31,170		Electricite de France	1,521,976
431,725		France Telecom SA	9,823,333
362,393		Gaz de France	13,565,216
219,314		Groupe Danone	10,874,670
48,062	L	Lafarge SA	3,270,037
29,778		LVMH Moet Hennessy Louis Vuitton SA	2,283,789
55,533		Peugeot SA	1,466,034
20,339		PPR	1,667,337
52,460	L	Publicis Groupe	1,606,051
143,702		Renault SA	5,309,292
227,525		Sanofi-Aventis	13,444,427
31,622		Schneider Electric SA	2,420,292
69,519		Societe Generale	3,815,954
426,598	S	Total SA	23,121,929
7,579	L	Vallourec	926,368
54,974		Veolia Environnement	1,625,400
167,486		Vinci SA	7,557,686
188,560		Vivendi	4,526,183

			145,781,234

		Germany: 6.6%
41,752	L	Adidas AG	1,591,066
61,935	L	Allianz AG	5,713,050
64,090		BASF AG	2,553,461
104,457		Bayer AG	5,613,546
41,771		Bayerische Motoren Werke AG	1,577,905
14,059		Beiersdorf AG	662,270
172,035		DaimlerChrysler AG	6,247,585
102,925		Deutsche Bank AG	6,256,909
16,234		Deutsche Boerse AG	1,263,411
59,299		Deutsche Post AG	774,267
645,149		Deutsche Telekom AG	7,627,318
301,938		E.ON AG	10,718,189
430,789		Fraport AG Frankfurt Airport Services Worldwide	18,471,391
59,486		Fresenius AG	2,783,542
17,475		Henkel KGaA	471,407
13,213		K+S AG	745,297
49,353		MAN AG	3,036,671
9,112		Merck KGaA	927,200
33,654	L	Metro AG	1,607,927
31,233		Muenchener Rueckversicherungs AG	4,219,755
76,055		RWE AG	5,997,672
120,541		SAP AG	4,860,024
147,625		Siemens AG	10,208,657
58,873		ThyssenKrupp AG	1,466,677
71,389	@,I	UkrTelecom GDR	174,259
8,123		Wacker Chemie AG	938,049

			106,507,505

		Greece: 0.2%
103,953		Hellenic Telecommunications Organization SA	1,589,672
35,821		National Bank of Greece SA	993,723

			2,583,395

		Hong Kong: 3.3%
342,000		Cheung Kong Holdings Ltd.	3,910,469
1,354,815	L	China Merchants Holdings International Co., Ltd.	3,880,419
1,557,508		China Mobile Ltd.	15,594,398
648,000		China Overseas Land & Investment Ltd.	1,495,577
686,000		China Resources Land Ltd.	1,511,009
115,500		CLP Holdings Ltd.	765,323
2,245,000		CNOOC Ltd.	2,765,508
160,200		Esprit Holdings Ltd.	890,044
3,216,098	L	GOME Electrical Appliances Holdings Ltd.	795,072
482,000		Hang Lung Properties Ltd.	1,587,241
197,000		Henderson Land Development Co., Ltd.	1,124,126
145,500		Hong Kong Exchanges and Clearing Ltd.	2,248,920
1,066,000		Hutchison Whampoa Ltd.	6,934,482
542,000	L	Li & Fung Ltd.	1,447,155
417,000		New World Development Ltd.	750,612
332,000		Sun Hung Kai Properties Ltd.	4,122,711
160,500		Swire Pacific Ltd.	1,611,088
314,000		Wharf Holdings Ltd.	1,323,909

			52,758,063

		Hungary: 1.3%
1,145,762	@,L	OTP Bank Nyrt	20,715,249

			20,715,249

		India: 0.1%
26,097		ICICI Bank Ltd. ADR	769,862
20,074		Reliance Industries Ltd.	845,039
			1,614,901

		Ireland: 0.4%
258,453		CRH PLC	5,918,958

			5,918,958

		Italy: 2.5%
115,738	L	Assicurazioni Generali S.p.A.	2,410,486
39,075		Autostrade S.p.A.	791,453
74,571	L	Banca Popolare di Milano Scrl	444,971
671,185		Enel S.p.A.	3,276,684
879,485		ENI S.p.A.	20,858,875
74,042		Fiat S.p.A	746,600
978,094		Intesa Sanpaolo S.p.A.	3,160,738
86,902		Mediaset S.p.A.	487,893
68,716	L	Mediobanca S.p.A.	818,849
19,908		Saipem S.p.A.	486,385
1,616,982		Telecom Italia S.p.A.	2,241,923
1,568,628		UniCredito Italiano S.p.A.	3,967,533

			39,692,390

		Japan: 8.5%
63,816		Aisin Seiki Co., Ltd.	1,378,641
55,300		Asahi Breweries Ltd.	792,435
50,000		Asahi Glass Co., Ltd.	400,500
126,000		Bank of Yokohama Ltd.	674,425
3,900		Benesse Corp.	156,383

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Japan (continued)
93,700		Bridgestone Corp.	$1,467,760
134,341	S	Canon, Inc.	4,388,115
205		Central Japan Railway Co.	1,260,235
91,200		Chiba Bank Ltd.	595,203
29,100		Daikin Industries Ltd.	936,539
119,400		Daiwa Securities Group, Inc.	709,498
77,922		Denso Corp.	1,997,348
10,500		Diamond Lease Co., Ltd.	342,291
42,500		East Japan Railway Co.	2,558,750
37,400		Eisai Co., Ltd.	1,327,895
10,200		FamilyMart Co., Ltd.	320,505
64,400		Fanuc Ltd.	5,160,779
36,000		Fukuoka Financial Group, Inc.	161,000
9,100		Hitachi Construction Machinery Co., Ltd.	147,886
310,320		Honda Motor Co., Ltd.	8,537,167
818,000		Itochu Corp.	5,676,278
12,000		Japan Steel Works Ltd.	147,888
37,900		JFE Holdings, Inc.	1,273,339
190,000		Kawasaki Heavy Industries Ltd.	523,372
246		KDDI Corp.	1,305,287
115,000		Kirin Brewery Co., Ltd.	1,604,430
135,228		Komatsu Ltd.	2,087,860
23,000		Konica Minolta Holdings, Inc.	240,314
102,829		Kubota Corp.	846,794
5,000		Kurita Water Industries Ltd.	161,478
15,300		Kyocera Corp.	1,148,634
7,400		Lawson, Inc.	325,718
18,100		Makita Corp.	437,994
199,724		Matsushita Electric Industrial Co., Ltd.	2,690,798
508,600		Mitsubishi Corp.	9,385,306
246,286		Mitsubishi Electric Corp.	1,556,560
76,000		Mitsubishi Estate Co., Ltd.	1,261,727
92,000		Mitsubishi Heavy Industries Ltd.	380,725
1,193,700		Mitsubishi UFJ Financial Group, Inc.	7,370,855
785,300		Mitsui & Co., Ltd.	9,305,551
60,000		Mitsui Fudosan Co., Ltd.	1,040,650
925,700	L	Mizuho Financial Group, Inc.	2,150,713
107,000		NGK Insulators Ltd.	2,180,848
58,000		Nidec Corp.	3,530,423
14,000		Nikon Corp.	242,208
5,786		Nintendo Co., Ltd.	1,601,304
204,000		Nippon Steel Corp.	780,996
39,800		Nippon Telegraph & Telephone Corp.	1,620,872
338,600		Nissan Motor Co., Ltd.	2,054,927
265,000		Nomura Holdings, Inc.	2,236,824
1,613		NTT DoCoMo, Inc.	2,359,235
6,130		ORIX Corp.	364,859
114,207		Ricoh Co., Ltd.	1,471,236
19,800		Seven & I Holdings Co., Ltd.	464,361
20,500		Shin-Etsu Chemical Co., Ltd.	950,768
16,000		Shizuoka Bank Ltd.	158,348
2,200		SMC Corp.	236,224
81,166		Sony Corp.	2,117,541
8,300		Stanley Electric Co., Ltd.	168,305
284,000		Sumitomo Metal Industries Ltd.	754,950
107,600		Sumitomo Mitsui Financial Group, Inc.	4,354,067
54,000		Sumitomo Realty & Development Co., Ltd.	985,970
133,100		Sumitomo Trust & Banking Co., Ltd.	714,199
191,328		Suzuki Motor Corp.	4,290,113
27,500		Takeda Pharmaceutical Co., Ltd.	1,069,198
19,900		Tokio Marine Holdings, Inc.	546,386
31,500		Tokyo Electric Power Co., Inc.	809,906
394,033	S	Toyota Motor Corp.	14,901,292
4,600		Uni-Charm Corp.	351,418

			135,552,404

		Luxembourg: 0.5%
258,481		ArcelorMittal	8,553,958

			8,553,958

		Mexico: 0.5%
144,784		America Movil SA de CV — Series L ADR	5,606,036
1,671,969	@	Cemex SAB de C.V.	1,562,997
236,558		Grupo Televisa SA	803,901

			7,972,934

		Netherlands: 3.1%
202,372		Aegon NV	1,252,897
19,205	L	European Aeronautic Defence and Space Co. NV	311,900
248,855		Heineken NV	9,274,473
128,294		Koninklijke Philips Electronics NV	2,368,704
287,837		Reed Elsevier NV	3,182,709
645,042		Royal Dutch Shell PLC	16,163,000
504,528		Royal KPN NV	6,961,361
41,351		TNT NV	808,245
359,198		Unilever NV	8,687,622

			49,010,911

		Norway: 1.0%
165,950		DnB NOR ASA	1,268,020
141,528		Norsk Hydro ASA	729,236
105,856		Orkla ASA	769,733
624,182	L	Statoil ASA	12,329,574
65,614		Telenor ASA	506,334

			15,602,897

		Portugal: 0.1%
227,082		Energias de Portugal SA	892,041

			892,041

		Russia: 2.3%
115	I,&	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys — REG S GDR)	466,151
48,070	@,#,I	Inter Rao Ues OAO GDR	354,715
15,985	@,#,I	Kusbassenergo OJSC GDR	36,669
162,250		Lukoil-Spon ADR	7,217,852
440,059	L	MMC Norilsk Nickel ADR	4,056,221
84,474	L	Mobile Telesystems Finance SA ADR	3,119,625
67,339	@,#,I	Mosenergo OAO — Spon GDR	152,852
34,200		Novatek OAO GDR	1,629,674
575,482		OAO Gazprom ADR	11,685,895
636,750	@	OAO Rosneft Oil Co. GDR	3,478,497
221,260	@,#,I	OGK-1 OAO GDR	198,764
70,834	@,#,I	OGK-3 OJSC GDR	200,328
11,500,000	@,I	RAO Energy System of East OAO	96,025
1,015,506	@,S	RusHydro	38,488
126,233	@,#	Sistema-Hals GDR	69,428
14,835	@,#,I	TGK-2 GDR	38,076
36,455	@,#,I	TGK-4 GDR	56,725
8,189	@,#,I	TGK-9 OAO GDR	16,815
395,933	L	Vimpel-Communications OAO ADR	4,660,131

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Russia (continued)
38,410	#,I	Volga Territorial Generating Co. GDR	$86,262
39,560	@,#,I	Yenisei Territorial — Spon GDR	27,288

			37,686,481

		South Africa: 0.2%
11,638		Anglo Platinum Ltd.	824,417
100,375		Impala Platinum Holdings Ltd.	2,221,039
21,587		Sasol Ltd.	755,215

			3,800,671

		South Korea: 2.9%
21,891		Hyundai Heavy Industries	3,250,125
151,968		Hyundai Motor Co.	8,789,612
24,660	@	KB Financial Group, Inc.	822,136
23,480		KT Corp.	677,380
30,399		KT&G Corp.	1,715,324
5,467	@	NHN Corp.	753,592
24,011		Posco	7,981,992
47,899	L	Posco ADR	3,959,810
28,369		Samsung Electronics Co., Ltd.	13,116,820
33,760	@	Shinhan Financial Group Ltd.	851,111
28,965		SK Telecom Co., Ltd.	3,948,350

			45,866,252

		Spain: 3.0%
520,408	L	Banco Bilbao Vizcaya Argentaria SA	6,552,739
105,217		Banco Popular Espanol SA	920,637
1,370,707		Banco Santander Central Hispano SA	16,569,379
120,390	@	EDP Renovaveis SA	1,235,076
25,502	L	Gamesa Corp. Tecnologica SA	486,201
321,749	@	Iberdrola Renovables	1,475,074
547,910	L	Iberdrola SA	4,467,993
71,617	L	Inditex SA	3,446,725
577,228		Telefonica SA	13,108,661

			48,262,485

		Sweden: 1.1%
121,296	L	Atlas Copco AB — Class A	1,221,355
111,615		Getinge AB	1,465,297
97,232	L	Hennes & Mauritz AB	4,855,212
356,827	L	Sandvik AB	2,659,530
258,591	L	SKF AB — B Shares	3,196,126
259,893		Svenska Cellulosa AB — B Shares	2,736,262
226,320	L	TeliaSonera AB	1,191,168
128,252	L	Volvo AB	794,335

			18,119,285

		Switzerland: 6.8%
375,396	@	ABB Ltd.	5,927,759
17,979		Adecco SA	751,472
176,334		Credit Suisse Group	8,078,917
12,962		Flughafen Zuerich AG	2,900,640
1,524		Givaudan	935,505
44,471	S,L	Holcim Ltd.	2,531,919
613,592		Nestle SA	23,168,281
24,570	S	Nobel Biocare Holding AG	537,685
449,487		Novartis AG	18,297,377
116,733		Roche Holding AG	15,905,130
4,821		Swatch Group AG — BR	775,906
57,651		Swiss Reinsurance	1,915,598
5,874		Swisscom AG	1,807,554
13,983		Syngenta AG	3,253,367
414,904	@	UBS AG — Reg	5,094,364
1,238,045		Xstrata PLC	13,455,384
17,300		Zurich Financial Services AG	3,057,832

			108,394,690

		Taiwan: 0.6%
2,054		Cathay Financial Holding Co., Ltd. GDR	30,394
43,376	@	Chunghwa Telecom Co., Ltd. ADR	860,146
842,366		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,926,664
242,507	@,L	United Microelectronics Corp. ADR	640,218

			9,457,422

		Ukraine: 0.2%
17,389,206	@	JSCB Ukrsotsbank	680,251
13,488,271	@	Raiffeisen Bank Aval	524,156
38,065	@,I	Ukrnafta Oil Co. ADR	626,199
42,464,048	I	UkrTelecom	2,035,194

			3,865,800

		United Kingdom: 10.8%
309,560		Anglo American PLC	9,051,246
122,873		AstraZeneca PLC	5,417,770
71,393		Aviva PLC	401,969
692,877		Barclays PLC	3,219,830
46,672		BG Group PLC	785,941
655,908		BHP Billiton PLC	14,783,253
1,972,307		BP PLC	15,584,788
166,534		British American Tobacco PLC	4,597,029
562,429		BT Group PLC	942,347
184,105		Cadbury PLC	1,573,671
320,329	S	Diageo PLC	4,600,920
1,009,217		GlaxoSmithKline PLC	17,826,100
2,119,179		HSBC Holdings PLC	17,655,233
637,200		HSBC Holdings PLC — Hong Kong	5,316,659
114,547		Imperial Tobacco Group PLC	2,981,374
307,625		J Sainsbury PLC	1,588,649
662,954		Legal & General Group PLC	620,093
5,424,941		Lloyds TSB Group PLC	6,253,815
174,381		Marks & Spencer Group PLC	879,336
756,814		Old Mutual PLC	1,010,701
339,151		Prudential PLC	2,318,253
309,001		Rio Tinto PLC	10,701,135
137,207	@	Rolls-Royce Group PLC	820,356
27,431,632	@,I	Rolls-Royce Group PLC — C Shares Entitlement	45,130
2,379,360		Royal Bank of Scotland Group PLC	1,512,307
221,415		Standard Chartered PLC	4,163,266
1,482,534		Tesco PLC	8,657,771
11,941,998	S	Vodafone Group PLC	23,226,448
276,512		WM Morrison Supermarkets PLC	1,079,999
755,194		WPP PLC	5,022,033

			172,637,422

		United States: 0.0%
36,477	L	Southern Copper Corp.	745,590

			745,590

		Total Common Stock (Cost $1,338,127,097)	1,332,282,989

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

REAL ESTATE INVESTMENT TRUSTS: 0.2%

		Australia: 0.2%
257,546		Westfield Group	$2,357,141

		Total Real Estate Investment Trusts (Cost $2,370,826)	2,357,141

EXCHANGE-TRADED FUNDS: 9.5%

		Brazil: 1.5%
465,490		iShares MSCI Brazil Index Fund	24,657,005

			24,657,005

		India: 3.7%
10,792,100		iShares MSCI India	58,816,945

			58,816,945

		Japan: 2.9%
4,699,200		Nomura TOPIX Exchange Traded Fund	46,633,469

			46,633,469

		Taiwan: 1.4%
2,216,166		iShares MSCI Taiwan Index Fund	22,361,115

			22,361,115

		Total Exchange-Traded Funds (Cost $144,977,618)	152,468,534

PREFERRED STOCK: 1.0%

		Brazil: 1.0%
104,840		Banco Bradesco S.A.	1,540,899
98,501		Banco Itau Holding Financeira SA	1,552,792
159,366		Gerdau SA	1,671,330
523,591		Petroleo Brasileiro SA	8,700,241
87,512		Usinas Siderurgicas de Minas Gerais SA	1,873,503

			15,338,765

		Germany: 0.0%
9,374		Volkswagen AG	655,708

			655,708

		Russia: 0.0%
2,205	I	Silvinit BRD	438,515

			438,515

		Total Preferred Stock (Cost $16,689,108)	16,432,988

RIGHTS: 0.4%

		Australia: 0.3%
219,455		Rio Tinto Ltd.	4,228,178

			4,228,178

		United Kingdom: 0.1%
211,270		Rio Tinto PLC	2,426,114

			2,426,114

		Total Rights (Cost $4,819,492)	6,654,292

WARRANTS: 0.0%

		Italy: 0.0%
51,105	L	Unione di Banche Italiane SCPA	3,943

		Total Warrants (Cost $—)	3,943

		Total Long-Term Investments (Cost $1,506,984,141)	1,510,199,887

SHORT-TERM INVESTMENTS: 14.2%

		Affiliated Mutual Fund: 9.7%
155,950,640		ING Institutional Prime Money Market Fund — Class I	155,950,640

		Total Mutual Fund (Cost $155,950,640)	155,950,640

Principal
Amount			Value

		Securities Lending CollateralCC: 4.5%
$71,812,060		Bank of New York Mellon Corp. Institutional Cash Reserves	$71,336,626

		Total Securities Lending Collateral (Cost $71,812,060)	71,336,626

		Total Short-Term Investments (Cost $227,762,700)	227,287,266

	Total Investments in Securities
	(Cost $1,734,746,841)*	108.5%	$1,737,487,153
	Other Assets and Liabilities - Net	(8.5)	(135,916,446)

	Net Assets	100.0%	$1,601,570,707

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
&	Structured Product

*	Cost for federal income tax purposes is $1,791,102,049.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$130,238,485
Gross Unrealized Depreciation	(183,853,381)

Net Unrealized Depreciation	$(53,614,896)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Advertising	0.1%
Aerospace/Defense	0.1
Agriculture	0.6
Apparel	0.1
Auto Manufacturers	3.4
Auto Parts & Equipment	0.4
Banks	14.6
Beverages	1.2
Biotechnology	0.1
Building Materials	1.0
Chemicals	1.2
Coal	0.1
Commercial Services	0.1
Computers	0.4
Cosmetics/Personal Care	0.1
Distribution/Wholesale	1.6
Diversified Financial Services	0.7
Electric	2.7
Electrical Components & Equipment	0.3
Electronics	0.6
Energy — Alternate Sources	0.2
Engineering & Construction	2.9
Environmental Control	0.0
Food	4.3
Forest Products & Paper	0.3
Hand/Machine Tools	0.2
Healthcare — Products	0.3
Holding Companies — Diversified	1.0
Home Furnishings	0.3
Household Products/Wares	0.0
Insurance	2.4
Internet	0.0
Iron/Steel	1.8
Lodging	0.1
Machinery — Construction & Mining	0.2
Machinery — Diversified	0.8
Media	0.9
Metal Fabricate/Hardware	0.3
Mining	7.6
Miscellaneous Manufacturing	0.7
Office/Business Equipment	0.4
Oil & Gas	12.9
Oil & Gas Services	0.1
Pharmaceuticals	5.1
Real Estate	1.1
Retail	1.1
Semiconductors	1.4
Shipbuilding	0.2
Shopping Centers	0.2
Software	0.3
Telecommunications	7.6
Toys/Games/Hobbies	0.1
Transportation	0.5
Water	0.1
Other Long-Term Investments	9.5
Short-Term Investments	14.2
Other Assets and Liabilities — Net	(8.5)

Net Assets	100.0%

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Australia	$—	$79,216,600	$—
Austria	—	9,743,799	—
Belgium	—	7,478,328	—
Brazil	12,509,046	—	—
Canada	90,821,454	—	—
China	—	48,916,723	—
Czech Republic	—	23,694,562	—
Denmark	—	8,575,175	—
Finland	—	9,334,364	—
France	—	145,781,234	—
Germany	174,259	106,333,246	—
Greece	—	2,583,395	—
Hong Kong	—	52,758,063	—
Hungary	—	20,715,249	—
India	769,862	845,039	—
Ireland	—	5,918,958	—
Italy	—	39,692,390	—
Japan	—	135,552,404	—
Luxembourg	—	8,553,958	—
Mexico	7,972,934	—	—
Netherlands	—	49,010,911	—
Norway	—	15,602,897	—
Portugal	—	892,041	—
Russia	7,945,209	29,275,121	466,151
South Africa	—	3,800,671	—
South Korea	11,941,802	33,924,450	—
Spain	—	48,262,485	—
Sweden	—	18,119,285	—
Switzerland	—	108,394,690	—
Taiwan	9,457,422	—	—
Ukraine	1,204,407	2,661,393	—
United Kingdom	10,701,135	161,936,287	—
United States	745,590	—	—

Total Common Stock	154,243,120	1,177,573,718	466,151

Real Estate Investment Trusts	—	2,357,141	—
Exchange-Traded Funds	152,468,534	—	—
Preferred Stock	1,552,792	14,880,196	—
Rights	2,426,114	4,228,178	—
Warrants	—	3,943	—
Short-Term Investments	155,950,640	71,336,626	—

Total	$466,641,200	$1,270,379,802	$466,151

Other Financial Instruments**	—	(6,339,536)	—

Total	$—	$(6,339,536)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio
as of June 30, 2009 (Unaudited) (continued)

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning	Net	Accrued	Total	Total Unrealized	Net Transfers	Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	In/(Out)	Balance
	12/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	of Level 3	at 06/30/09

Common Stock	$624,676	$(2,127)	—	$(42,906)	$351,274	$(464,766)	$466,151
Exchange-Traded Funds	187,219	—	—	—	—	(187,219)	—

Total	$811,895	$(2,127)	$—	$(42,906)	$351,274	$(651,985)	$466,151

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $(765,547). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Canadian Dollar CAD 51,537,141	BUY	9/16/09	45,882,981	44,328,220	$(1,554,761)
Czech Koruna CZK 10,675,058	BUY	7/14/09	462,675	576,721	114,046
Czech Koruna CZK 10,715,780	BUY	10/14/09	464,490	577,400	112,910
Czech Koruna CZK 46,581,534	BUY	10/27/09	2,520,646	2,509,226	(11,420)
British Pound GBP 15,073,252	BUY	9/16/09	24,638,135	24,795,122	156,987
Japanese Yen JPY 3,011,354,834	BUY	7/8/09	31,330,422	31,262,187	(68,235)
Polish Zloty PLN 26,097,037	BUY	10/20/09	9,762,511	8,162,472	(1,600,039)
Polish Zloty PLN 44,731,184	BUY	11/19/09	16,548,189	13,966,743	(2,581,446)

					$(5,431,958)

Canadian Dollar CAD 7,430,136	SELL	9/16/09	6,552,726	6,390,822	$161,904
Canadian Dollar CAD 26,143,527	SELL	9/16/09	22,569,334	22,486,618	82,716
Czech Koruna CZK 10,675,058	SELL	7/14/09	581,747	576,721	5,026
Czech Koruna CZK 120,554,007	SELL	9/16/09	6,298,373	6,500,615	(202,242)
Czech Koruna CZK 10,715,780	SELL	10/14/09	581,747	577,400	4,347
Czech Koruna CZK 108,918,302	SELL	10/27/09	5,434,231	5,867,146	(432,915)
Czech Koruna CZK 86,044,622	SELL	10/27/09	4,366,639	4,635,001	(268,362)
Czech Koruna CZK 21,451,114	SELL	10/27/09	1,091,660	1,155,516	(63,856)
Czech Koruna CZK 132,236,008	SELL	10/27/09	6,902,751	7,123,211	(220,460)
Hungarian Forint HUF 3,614,144,196	SELL	9/16/09	17,825,620	18,309,966	(484,346)
Polish Zloty PLN 26,097,037	SELL	10/20/09	8,323,086	8,162,472	160,614
Polish Zloty PLN 10,776,270	SELL	11/19/09	3,418,054	3,364,753	53,301
Polish Zloty PLN 33,954,913	SELL	11/19/09	10,831,604	10,601,989	229,615
Swedish Krona SEK 63,871,023	SELL	9/8/09	8,345,118	8,278,038	67,080

					$(907,578)

For the six months ended June 30, 2009, net realized gain (loss) on forward foreign currency contracts and the net change in unrealized gain (loss) on forward foreign currency contracts can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into forward foreign currency contracts and the risks associated with forward foreign currency contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio
as of June 30, 2009 (Unaudited)

Country Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 35.7%

		Brazil: 0.2%
100,200	@	BR Malls Participacoes SA	$759,873

			759,873

		Canada: 0.2%
83,000		Primaris Retail Real Estate	844,878

			844,878

		China: 0.7%
409,700	X	Kwg Property Holding Ltd.	283,881
451,700		Shimao Property Holdings Ltd.	870,879
1,325,400		Sino-Ocean Land Holdings Ltd.	1,505,010

			2,659,770

		Finland: 0.2%
138,652		Citycon OYJ	362,098
137,380	@	Sponda OYJ	391,421

			753,519

		Hong Kong: 16.7%
1,287,270		Cheung Kong Holdings Ltd.	14,718,800
1,169,000		China Resources Land Ltd.	2,574,883
201,000		Great Eagle Holding Co.	420,384
713,800		Hang Lung Group Ltd.	3,340,141
1,436,000		Hang Lung Properties Ltd.	4,728,793
476,000		Henderson Land Development Co., Ltd.	2,716,162
728,500		Hongkong Land Holdings Ltd.	2,565,758
447,400		Hysan Development Co., Ltd.	1,145,621
1,479,190		Kerry Properties Ltd.	6,443,371
1,847,500		Shui On Land Ltd.	1,256,380
846,600		Sino Land Co.	1,393,720
1,500,000		Sun Hung Kai Properties Ltd.	18,626,705
947,675		Wharf Holdings Ltd.	3,995,653

			63,926,371

		Japan: 13.6%
88,200		Aeon Mall Co., Ltd.	1,673,826
87,100		Daito Trust Construction Co., Ltd.	4,106,975
926,000		Mitsubishi Estate Co., Ltd.	15,373,151
933,952		Mitsui Fudosan Co., Ltd.	16,198,617
1,358		NTT Urban Development Corp.	1,309,087
732,700		Sumitomo Realty & Development Co., Ltd.	13,378,148

			52,039,804

		Luxembourg: 0.1%
57,950		GAGFAH SA	485,572

			485,572

		Singapore: 2.5%
3,026,750		CapitaLand Ltd.	7,695,652
313,000		City Developments Ltd.	1,844,511

			9,540,163

		Sweden: 0.8%
350,290		Castellum AB	2,236,804
171,720		Kungsleden AB	794,474

			3,031,278

		Switzerland: 0.5%
33,240	@	PSP Swiss Property AG	1,588,128
8,650	@	Swiss Prime Site AG	423,693

			2,011,821

		United Kingdom: 0.2%
527,500		Safestore Holdings Ltd.	824,403

			824,403

		Total Common Stock (Cost $131,232,223)	136,877,452

REAL ESTATE INVESTMENT TRUSTS: 63.0%

		Australia: 11.3%
1,252,500	L	CFS Retail Property Trust	1,659,305
1,754,700		Commonwealth Property Office Fund	1,171,872
10,006,471	L	Dexus Property Group	6,020,453
10,020,800		GPT Group	3,921,355
2,384,800	L	Macquarie CountryWide Trust	1,038,237
4,389,038	@	Macquarie Goodman Group	1,299,056
5,920,810		Mirvac Group	5,130,580
3,065,220		Stockland	7,906,828
1,654,030		Westfield Group	15,138,193

			43,285,879

		Canada: 1.5%
136,300	@,#	Calloway Real Estate Investment Trust	1,504,615
70,500		Canadian Real Estate Investment Trust	1,491,037
209,700	L	RioCan Real Estate Investment Trust	2,754,775

			5,750,427

		France: 6.2%
25,080	L	Fonciere Des Regions	1,890,983
10,770		Gecina SA	668,195
24,590		ICADE	2,023,294
243,826		Klepierre	6,318,683
60,426	L	Mercialys	1,866,934
72,689	@	Unibail	10,868,045

			23,636,134

		Hong Kong: 0.7%
1,225,300		Link Real Estate Investment Trust	2,604,141

			2,604,141

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Japan: 3.9%
294		Frontier Real Estate Investment Corp.	$1,878,939
120		Japan Logistics Fund, Inc.	800,186
335		Japan Real Estate Investment Corp.	2,778,799
180		Japan Retail Fund Investment Corp.	830,395
224		Kenedix Realty Investment Corp.	772,442
81		Nippon Accommodations Fund, Inc.	363,606
350		Nippon Building Fund, Inc.	2,991,790
206		Nomura Real Estate Office Fund, Inc.	1,309,643
283		Orix JREIT, Inc.	1,295,775
155		Tokyu Real Estate Investment Trust, Inc.	837,761
286		United Urban Investment Corp.	1,224,828

			15,084,164

		Netherlands: 1.8%
110,393		Corio NV	5,383,856
24,844		Eurocommercial Properties NV	767,292
16,850		Vastned Retail NV	839,148

			6,990,296

		Singapore: 1.5%
2,163,780	@,L	Ascendas Real Estate Investment Trust	2,359,037
2,823,479	@	CapitaMall Trust	2,715,548
1,125,800	@	Macquarie MEAG Prime Real Estate Investment Trust	491,896

			5,566,481

		United Kingdom: 4.0%
476,776		British Land Co. PLC	3,002,185
56,100		Derwent Valley Holdings PLC	864,090
21,248		Great Portland Estates PLC	77,001
600,449		Hammerson PLC	3,044,731
835,003		Land Securities Group PLC	6,493,432
286,577	@	Liberty International PLC	1,878,671
438,040		Segro PLC	175,168

			15,535,278

		United States: 32.1%
73,351		Acadia Realty Trust	957,231
66,000		Alexandria Real Estate Equities, Inc.	2,362,140
181,300		AMB Property Corp.	3,410,253
182,700		Apartment Investment & Management Co.	1,616,895
73,525		AvalonBay Communities, Inc.	4,112,989
83,300		Boston Properties, Inc.	3,973,410
99,000		BRE Properties, Inc.	2,352,240
85,400		Camden Property Trust	2,357,040
28,150		Corporate Office Properties Trust SBI MD	825,640
138,800		Digital Realty Trust, Inc.	4,975,980
106,800		Duke Realty Corp.	936,636
87,300		Equity Residential	1,940,679
24,480		Essex Property Trust, Inc.	1,523,390
110,600	@	Extra Space Storage, Inc.	923,510
106,300		Federal Realty Investment Trust	5,476,577
280,400		HCP, Inc.	5,941,676
23,100		Health Care Real Estate Investment Trust, Inc.	787,710
132,400		Highwoods Properties, Inc.	2,961,788
716,705	@	Host Hotels & Resorts, Inc.	6,013,155
209,000		Liberty Property Trust	4,815,360
147,013		Macerich Co.	2,588,899
207,200		Nationwide Health Properties, Inc.	5,333,328
154,669		Omega Healthcare Investors, Inc.	2,400,463
520,300		Prologis	4,193,618
87,194		Public Storage, Inc.	5,709,463
89,300		Regency Centers Corp.	3,117,463
353,159	L	Simon Property Group, Inc.	18,162,967
97,900		SL Green Realty Corp.	2,245,826
67,700		Tanger Factory Outlet Centers, Inc.	2,195,511
59,200		Taubman Centers, Inc.	1,590,112
294,875		UDR, Inc.	3,046,059
160,500		Ventas, Inc.	4,792,530
178,548		Vornado Realty Trust	8,040,016
93,200		Weingarten Realty Investors	1,352,332

			123,032,886

		Total Real Estate Investment Trusts (Cost $273,785,784)	241,485,686

MUTUAL FUNDS: 0.1%

		Luxembourg: 0.1%
120,490	@	Prologis European Properties	457,522

		Total Mutual Funds (Cost $500,097)	457,522

		Total Long-Term Investments (Cost $405,518,104)	378,820,660

SHORT-TERM INVESTMENTS: 3.4%

		Affiliated Mutual Fund: 0.0%
935		ING Institutional Prime Money Market Fund — Class I	935

		Total Mutual Fund (Cost $935)	935

Principal
Amount			Value

		Securities Lending CollateralCC: 3.4%
$13,360,910		Bank of New York Mellon Corp. Institutional Cash Reserves	$13,286,361

		Total Securities Lending Collateral (Cost $13,360,910)	13,286,361

		Total Short-Term Investments (Cost $13,361,845)	13,287,296

	Total Investments in Securities
	(Cost $418,879,949)*	102.2%	$392,107,956
	Other Assets and Liabilities - Net	(2.2)	(8,572,375)

	Net Assets	100.0%	$383,535,581

@	Non-income producing security
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio
as of June 30, 2009 (Unaudited) (continued)

*	Cost for federal income tax purposes is $489,695,301.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$21,873,498
Gross Unrealized Depreciation	(119,460,843)

Net Unrealized Depreciation	$(97,587,345)

Percentage of
Industry	Net Assets

Apartments	4.5%
Closed-End Funds	0.1
Diversified	24.0
Health Care	5.0
Holding Companies — Diversified	1.1
Hotels	1.6
Lodging	0.5
Office Property	6.5
Real Estate	33.7
Regional Malls	5.8
Shopping Centers	11.8
Storage	1.8
Storage/Warehousing	0.2
Warehouse/Industrial	2.2
Short-Term Investments	3.4
Other Assets and Liabilities — Net	(2.2)

Net Assets	100.0%

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Brazil	$759,873	$—	$—
Canada	844,878	—	—
China	283,881	2,375,889	—
Finland	—	753,519	—
Hong Kong	—	63,926,371	—
Japan	—	52,039,804	—
Luxembourg	—	485,572	—
Singapore	—	9,540,163	—
Sweden	—	3,031,278	—
Switzerland	—	2,011,821	—
United Kingdom	—	824,403	—

Total Common Stock	1,888,632	134,988,820	—

Real Estate Investment Trusts	128,783,313	112,702,373	—
Mutual Funds	—	457,522	—
Short-Term Investments	935	13,286,361	—

Total	$130,672,880	$261,435,076	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.4%

		Biotechnology: 25.4%
77,181	@	Alexion Pharmaceuticals, Inc.	$3,173,683
81,329	@	AMAG Pharmaceuticals, Inc.	4,446,256
90,509	@	Amgen, Inc.	4,791,546
153,008	@	Celera Corp.	1,167,451
91,607	@	Celgene Corp.	4,382,479
223,004	@	Enzo Biochem, Inc.	987,908
82,221	@	Genzyme Corp.	4,577,243
116,686	@	Gilead Sciences, Inc.	5,465,572
155,066	@	Incyte Corp.	510,167
142,445	@	Life Technologies Corp.	5,942,805
74,508	@	Myriad Genetics, Inc.	2,656,210
58,105	@,I	Novavax, Inc.	190,584
78,751	@	OSI Pharmaceuticals, Inc.	2,223,141
29,421	@	United Therapeutics Corp.	2,451,652
124,545	@	Vertex Pharmaceuticals, Inc.	4,438,784

			47,405,481

		Chemicals: 3.8%
78,777	@@	Bayer AG	4,233,496
39,069		Monsanto Co.	2,904,389

			7,137,885

		Electronics: 1.1%
50,501	@	Thermo Electron Corp.	2,058,926

			2,058,926

		Healthcare — Products: 25.5%
108,499	@	Abiomed, Inc.	956,961
39,129	@@	Alcon, Inc.	4,543,659
47,772		Baxter International, Inc.	2,530,005
26,902		Becton Dickinson & Co.	1,918,382
100,304	@	Cepheid, Inc.	944,864
80,135	@@	Covidien PLC	3,000,254
127,788	@	Electro-Optical Sciences, Inc.	995,469
40,642	@@	Fresenius AG	1,901,771
59,390	@	Gen-Probe, Inc.	2,552,582
151,240	@	Inverness Medical Innovations, Inc.	5,381,119
38,049		Johnson & Johnson	2,161,183
54,631		Medtronic, Inc.	1,906,076
133,543	@	NMT Medical, Inc.	299,136
57,500	@	NuVasive, Inc.	2,564,500
118,057	@,@@	Qiagen NV	2,194,680
98,681	@	Resmed, Inc.	4,019,277
85,623	@	St. Jude Medical, Inc.	3,519,105
88,767	@	Thoratec Corp.	2,377,180
52,076	@	Zimmer Holdings, Inc.	2,218,438
81,963	@	Zoll Medical Corp.	1,585,164

			47,569,805

		Healthcare — Services: 5.1%
68,421		Aetna, Inc.	1,713,946
75,775		Cigna Corp.	1,825,420
57,893	@	Covance, Inc.	2,848,336
61,123	@@	Fresenius Medical Care AG & Co. KGaA	2,746,652
202,114	@	Orchid Cellmark, Inc.	323,382

			9,457,736

		Pharmaceuticals: 30.6%
77,513		Abbott Laboratories	3,646,212
95,487	@	Alkermes, Inc.	1,033,169
59,766		Allergan, Inc.	2,843,666
1,058,059	@,@@	Antisoma PLC	417,737
151,145	@	Auxilium Pharmaceuticals, Inc.	4,742,930
64,271	@	Biodel, Inc.	331,638
139,661	@	BioMarin Pharmaceuticals, Inc.	2,180,108
155,196		Bristol-Myers Squibb Co.	3,152,031
57,680	@	Cephalon, Inc.	3,267,572
179,071	@,@@	Eurand NV	2,327,923
59,514	@	Express Scripts, Inc.	4,091,588
69,979	@	Medco Health Solutions, Inc.	3,191,742
96,302		Merck & Co., Inc.	2,692,604
18,627	@	Myriad Pharmaceuticals, Inc.	86,616
105,207	@	Onyx Pharmaceuticals, Inc.	2,973,150
111,184	@	Par Pharmaceutical Cos., Inc.	1,684,438
405,448		Pfizer, Inc.	6,081,721
162,128		Schering-Plough Corp.	4,072,655
65,824	@@	Shire PLC ADR	2,730,380
165,671	@	Spectrum Pharmaceuticals, Inc.	1,267,383
57,089	@@	Teva Pharmaceutical Industries Ltd. ADR	2,816,771
731,157	@,@@	Theratechnologies, Inc.	1,502,356

			57,134,390

		Retail: 2.4%
140,115		CVS Caremark Corp.	4,465,465

			4,465,465

		Software: 1.5%
43,065	@	Cerner Corp.	2,682,519
373,990	@,@@,	Medipattern Corp.	64,306
	I

			2,746,825

		Total Common Stock (Cost $182,256,041)	177,976,513

EXCHANGE-TRADED FUNDS: 0.3%

		Exchange-Traded Funds: 0.3%
21,077		Health Care Select Sector SPDR Fund	554,536

		Total Exchange-Traded Funds (Cost $699,228)	554,536

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

WARRANTS: 0.0%

	Biotechnology: 0.0%
133,228	Novavax, Inc.		$79,937

	Total Warrants (Cost $—)		79,937

	Total Long-Term Investments (Cost $182,955,269)		178,610,986

SHORT-TERM INVESTMENTS: 3.0%

	Affiliated Mutual Fund: 3.0%
5,588,985	ING Institutional Prime Money Market Fund — Class I		5,588,985

	Total Short-Term Investments (Cost $5,588,985)		5,588,985

	Total Investments in Securities
	(Cost $188,544,254)*	98.7%	$184,199,971
	Other Assets and Liabilities - Net	1.3	2,440,998

	Net Assets	100.0%	$186,640,969

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
I	Illiquid security

*	Cost for federal income tax purposes is $189,322,333.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$15,536,778
Gross Unrealized Depreciation	(20,659,140)

Net Unrealized Depreciation	$(5,122,362)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Biotechnology	$47,405,481	$—	$—
Chemicals	2,904,389	4,233,496	—
Electronics	2,058,926	—	—
Healthcare — Products	45,668,034	1,901,771	—
Healthcare — Services	6,711,084	2,746,652	—
Pharmaceuticals	56,716,653	417,737	—
Retail	4,465,465	—	—
Software	2,746,825	—	—

Total Common Stock	168,676,857	9,299,656	—

Exchange-Traded Funds	554,536	—	—
Warrants	—	79,937	—
Short-Term Investments	5,588,985	—	—

Total	$174,820,378	$9,379,593	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 91.5%

		Advertising: 0.0%
1,994	@	Interpublic Group of Cos., Inc.	$10,070
817,000	@@	Sinomedia Holding, Ltd.	190,267

			200,337

		Apparel: 0.3%
29,480	L	Columbia Sportswear Co.	911,522
3,342,000	@@	Shenzhou International Group Holdings Ltd.	1,501,026
34,200	@,L	Under Armour, Inc.	765,396

			3,177,944

		Auto Parts & Equipment: 0.7%
52,127	@	Amerigon, Inc.	317,975
26,845	@,@@, L	China Automotive Systems, Inc.	147,648
262,384	@,L	Fuel Systems Solutions, Inc.	5,297,533
7,260,000	@@,L	Geely Automobile Holdings Ltd.	1,304,498
24,000	@@	Minth Group Ltd.	19,803
994,112	@,@@	New Focus Auto Tech Holdings Ltd.	129,338

			7,216,795

		Banks: 0.8%
109,292	@@	Bank of Baroda	1,014,283
44	@@	Jammu & Kashmir Bank Ltd.	457
72,100	@@	Mitsubishi UFJ Financial Group, Inc. ADR	442,694
1,295,139	@@	Union Bank of India	6,522,744

			7,980,178

		Beverages: 0.9%
221,610		Molson Coors Brewing Co.	9,380,751

			9,380,751

		Biotechnology: 0.7%
94,100	@,@@	3SBio, Inc. ADR	775,384
70,900	@@	Abcam PLC	801,766
14,399	@	Bio-Rad Laboratories, Inc.	1,086,837
100	@	Celera Corp.	763
317,771	@	Harvard Bioscience, Inc.	1,255,195
24,790,000	@@,L	Mingyuan Medicare Development Co., Ltd.	2,737,697
34,261	@,L	Sangamo Biosciences, Inc.	169,249

			6,826,891

		Building Materials: 0.2%
77,000	@@	Asahi Glass Co., Ltd.	616,770
189,558	@@	Blue Star Ltd.	1,345,546

			1,962,316

		Chemicals: 1.0%
83	@@	Asian Paints Ltd.	2,059
74,544		FMC Corp.	3,525,931
269,593		Sensient Technologies Corp.	6,084,714

			9,612,704

		Commercial Services: 1.1%
21,900	@@	Benesse Corp.	878,150
1,299,980	@@	Hays PLC	1,837,903
1,622	@@	Info Edge India Ltd.	20,986
269,000	@@	JobStreet Corp. Bhd	87,037
54,065		Manpower, Inc.	2,289,112
722,407	@@	Michael Page International PLC	2,840,308
7,967	@@	R Stahl AG	156,147
100,882	@@	Randstad Holdings NV	2,803,552
34,300		RR Donnelley & Sons Co.	398,566
81,800	@@	Spice PLC	99,033

			11,410,794

		Computers: 3.7%
313,919	@	Affiliated Computer Services, Inc.	13,944,282
368,518	@@	Asustek Computer, Inc.	476,395
331,643	@,@@,	Gemalto NV	11,526,254
	L
120,949	@@,L	Ingenico	2,317,151
1,700	@@	Lenovo Group Ltd. ADR	12,784
58,435	@	Manhattan Associates, Inc.	1,064,686
53,233		MTS Systems Corp.	1,099,261
368,794	@	Perot Systems Corp.	5,284,818
39,010	@	SRA International, Inc.	685,016

			36,410,647

		Cosmetics/Personal Care: 0.0%
19,400	@@	Kalina ADR	104,760

			104,760

		Distribution/Wholesale: 0.0%
245,000	@@	Digital China Holdings Ltd.	170,084

			170,084

		Diversified Financial Services: 1.1%
101,600		Ameriprise Financial, Inc.	2,465,832
100		Franklin Resources, Inc.	7,201
25	@@	Housing Development Finance Corp.	1,220
472,668		Janus Capital Group, Inc.	5,388,415
458,000	@@,L	Marusan Securities Co., Ltd.	2,970,045

			10,832,713

		Electric: 0.2%
217,650	@	Calpine Corp.	2,426,798

			2,426,798

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Electrical Components & Equipment: 0.1%
319,200	@@	Fortune Electric Co., Ltd.	$314,675
54,043	@	PowerSecure International, Inc.	230,223

			544,898

		Electronics: 1.4%
13,124		Gentex Corp.	152,238
68,600	@@	Ingenico	1,314,245
79,000	@@	Lumax International Corp. Ltd.	123,872
330,962	@@	MIC Electronics Ltd.	251,444
288,876	@	Thermo Electron Corp.	11,777,475
100	@	Trimble Navigation Ltd.	1,963

			13,621,237

		Engineering & Construction: 0.1%
37,863	@	Insituform Technologies, Inc.	642,535

			642,535

		Entertainment: 0.0%
42,951	@@	Cinemax India Ltd.	41,289
214,000	@,@@	Eros International PLC	489,037

			530,326

		Environmental Control: 0.1%
104,499	@,L	Fuel Tech, Inc.	1,013,640

			1,013,640

		Food: 4.2%
6,431	@@	Britannia Industries Ltd.	213,729
62,200		Campbell Soup Co.	1,829,924
85,846	@	Chiquita Brands International, Inc.	880,780
173,863		ConAgra Foods, Inc.	3,313,829
8,600	@@	Daikokutenbussan Co., Ltd.	152,489
15,703,600	@,@@	Heng Tai Consumables Group Ltd.	716,979
311,143		Hormel Foods Corp.	10,746,879
77,936		Kellogg Co.	3,629,480
82,300		Kroger Co.	1,814,715
776,400	@,@@	PureCircle Ltd.	3,087,965
437,000	@@	Toyo Suisan Kaisha Ltd.	9,003,632
10,945,000	@@,L	Want Want China Holdings Ltd.	6,167,924

			41,558,325

		Gas: 0.1%
22,100		Sempra Energy	1,096,823

			1,096,823

		Hand/Machine Tools: 0.2%
26,000	@@,L	Disco Corp.	1,101,421
7,800	@	K-Tron International, Inc.	621,504

			1,722,925

		Healthcare — Products: 5.3%
100	@	Angiodynamics, Inc.	1,327
318,300	@,@@	Aspen Pharmacare Holdings Ltd.	2,262,235
28,810		Becton Dickinson & Co.	2,054,441
297,988	@	Boston Scientific Corp.	3,021,598
89,486	@@	Covidien PLC	3,350,356
139,786	@	Edwards Lifesciences Corp.	9,509,642
99,961	@,L	Electro-Optical Sciences, Inc.	778,696
123,044	@@	Hengan International Group Co., Ltd.	574,981
28,200	@	Henry Schein, Inc.	1,352,190
553,080	@	Kinetic Concepts, Inc.	15,071,430
70,836	@	Masimo Corp.	1,707,856
22,500		Meridian Bioscience, Inc.	508,050
259,769	@,@@,	Qiagen NV	4,829,106
	L
74,094	@	Quidel Corp.	1,078,809
812,000	@@	Shandong Weigao Group Medical Polymer Co., Ltd.	2,084,993
164,652		Steris Corp.	4,294,124
60,049	@,L	ThermoGenesis Corp.	37,831
13,509	@	Vascular Solutions, Inc.	105,640

			52,623,305

		Healthcare — Services: 2.6%
213,717	@	Centene Corp.	4,270,066
66,697	@	IPC The Hospitalist Co., Inc.	1,780,143
115,896	@	Laboratory Corp. of America Holdings	7,856,590
126,000	@@	Medial Saude SA	549,140
269	@@	Message Co. Ltd.	445,862
102,100		Quest Diagnostics	5,761,503
303,070	@	Res-Care, Inc.	4,333,901
48,679	@	US Physical Therapy, Inc.	718,015

			25,715,220

		Holding Companies — Diversified: 0.4%
859,202	@,@@	MAX India Ltd.	3,792,831
750	@@	REI Agro Ltd.	1,212

			3,794,043

		Home Furnishings: 0.1%
28,600		Whirlpool Corp.	1,217,216

			1,217,216

		Household Products/Wares: 1.0%
388,639		Tupperware Corp.	10,112,387

			10,112,387

		Insurance: 6.0%
37,121	@@	Admiral Group PLC	532,311
4,600		Aflac, Inc.	143,014
200	@@	Axis Capital Holdings Ltd.	5,236
246,418		Chubb Corp.	9,827,150
1,948,419		Old Republic International Corp.	19,191,927
134,732		Presidential Life Corp.	1,019,921
331,836	@	Progressive Corp.	5,014,042
391,116		Protective Life Corp.	4,474,367
570,741		Reinsurance Group of America, Inc.	19,924,568

			60,132,536

		Internet: 10.6%
1,739,929	@	eBay, Inc.	29,804,979
200,587	@,L	Emdeon Corp.	2,627,690
35	@@	F@N Communications, Inc.	50,795
237,400	@	GigaMedia Ltd.	1,395,912
19,160	@@	LG Dacom Corp.	264,511
116	@	LoopNet, Inc.	899
836,393	@,L	NetFlix, Inc.	34,576,487
206	@,@@	Rediff.Com India Ltd. ADR	564
592,304	@,@@, L	Shanda Interactive Entertainment Ltd. ADR	30,971,576
184,646	@	Valueclick, Inc.	1,942,476
120,000	@	VeriSign, Inc.	2,217,600
44,803	@,L	WebMD Health Corp.	1,340,506
33,910	@,@@	YedangOnline Corp.	225,162

			105,419,157

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Leisure Time: 0.7%
21,236	@	Interval Leisure Group, Inc.	$197,920
229,740	@	WMS Industries, Inc.	7,239,107

			7,437,027

		Lodging: 0.5%
322,300	@@	Minor International PCL	74,897
160,000	@@,L	Shangri-La Asia Ltd.	236,315
190,400		Starwood Hotels & Resorts Worldwide, Inc.	4,226,880
49,544	@@	TAJ GVK Hotels & Resorts Ltd.	79,270

			4,617,362

		Machinery — Diversified: 1.9%
614,018	@	AGCO Corp.	17,849,503
2,148	@@	Bell Equipment Ltd.	1,947
168,000	@@	Nippon Thompson Co., Ltd.	877,344
50,600	@,@@,	Uzel Makina Sanayii AS	12,808
	X

			18,741,602

		Media: 2.4%
15,071	@,@@	Entertainment Network India Ltd.	54,895
1,017,783		Walt Disney Co.	23,744,877

			23,799,772

		Metal Fabricate/Hardware: 0.0%
1,864,000	@@	EVA Precision Industrial Holdings Ltd.	158,163

			158,163

		Mining: 4.1%
44,600	@@	Agnico-Eagle Mines Ltd.	2,340,608
74,200	@@	Barrick Gold Corp.	2,497,468
80,700	@,@@	Centerra Gold, Inc.	367,717
25,800	@,@@	Eldorado Gold Corp.	230,910
1,112,700	@,@@	Eldorado Gold Corp. (Canadian Denominated Security)	10,025,445
6,700	@@	Franco-Nevada Corp.	161,056
794,900	@,@@,	Great Basin Gold Ltd.	1,086,611
	L
644,000	@@	Iamgold Corp.	6,522,220
145,500	@@	Kinross Gold Corp.	2,640,825
585,924	@,@@	Lihir Gold Ltd.	1,371,706
221,200	@,@@	Minefinders Corp.	1,532,796
401,421	@@	Newcrest Mining Ltd.	9,811,244
2,200	@,@@	Northgate Minerals Corp.	4,708
71,534	@@	Yamana Gold, Inc.	632,361
179,100	@@	Yamana Gold, Inc. (Canadian Denominated Security)	1,592,137

			40,817,812

		Miscellaneous Manufacturing: 0.8%
24,900		Brink’s Co.	722,847
225,088		Cooper Industries Ltd.	6,988,982

			7,711,829

		Oil & Gas: 3.2%
254,184		ENSCO International, Inc.	8,863,396
82,900	@	Forest Oil Corp.	1,236,868
75,300		Helmerich & Payne, Inc.	2,324,511
836,325	@,@@	Nabors Industries Ltd.	13,029,944
24,000		Noble Corp.	726,000
1,956	@@	Oil Search Ltd.	8,552
887,184	@	Parker Drilling Co.	3,850,379
176,533		Patterson-UTI Energy, Inc.	2,270,214

			32,309,864

		Oil & Gas Services: 3.1%
450,600		BJ Services Co.	6,141,678
392,551	@	Dresser-Rand Group, Inc.	10,245,581
181,170	@	Helix Energy Solutions Group, Inc.	1,969,318
1,257,616	@	Newpark Resources	3,584,206
467,986	@	Weatherford International Ltd.	9,153,806

			31,094,589

		Packaging & Containers: 0.9%
209,338		Ball Corp.	9,453,704

			9,453,704

		Pharmaceuticals: 1.8%
7,368	@	Ardea Biosciences, Inc.	115,972
608,246	@	Endo Pharmaceuticals Holdings, Inc.	10,899,768
232,720	@@	Grifols SA	4,128,192
327,226	@@	Piramal Healthcare Ltd.	2,118,908
48,900	@,L	Vanda Pharmaceuticals, Inc.	575,553

			17,838,393

		Real Estate: 0.7%
2,433,480	@@	Ayala Land, Inc.	408,512
100	@@	Cyrela Commercial Properties SA Empreendimentos e Participacoes	439
67,750	@@	Goldcrest Co., Ltd.	1,780,627
250,800	@@	Iguatemi Empresa de Shopping Centers SA	2,393,447
1,724,400	@@	New World China Land Ltd.	953,367
98,400	@,@@	Songbird Estates PLC	51,680
198,000	@@	SPG Land Holdings Ltd.	76,485
58,078		WP Carey & Co., LLC	1,450,788

			7,115,345

		Retail: 9.0%
163,478		Advance Auto Parts, Inc.	6,782,702
181,357	@	Aeropostale, Inc.	6,215,104
183,913	@	BJ’s Wholesale Club, Inc.	5,927,516
463,142	@	HOT Topic, Inc.	3,385,568
100	@@,L	Inditex SA	4,813
100	@@	Jollibee Foods Corp.	102
66,950	@@,L	Kappa Create Co., Ltd.	1,376,625
37,100		McDonald’s Corp.	2,132,879
15,263	@	Papa John’s International, Inc.	378,370
33,051	@,L	PF Chang’s China Bistro, Inc.	1,059,615
1,380,000	@@	Prime Success International Group	723,820
56	@@	REI Six Ten Retail, Ltd.	1,655
515,895		Ross Stores, Inc.	19,913,547
1,608,801	@,L	Sally Beauty Holdings, Inc.	10,231,974
68,900	@@	Sazaby League Ltd.	985,631
110,784	@	Sonic Corp.	1,111,164
98,372	@	Starbucks Corp.	1,366,387
143,700	@@,L	Sugi Pharmacy Co., Ltd.	2,950,352
266,819		TJX Cos., Inc.	8,394,126
3,800	@@	Tsutsumi Jewelry Co., Ltd.	70,536
347,304		Wal-Mart Stores, Inc.	16,823,406

			89,835,892

		Semiconductors: 2.7%
180,500	@@,L	Aixtron AG	2,226,230
88	@	Cree, Inc.	2,586
360,800	@@	Kontron AG	4,640,067
1,020,178	@	PMC — Sierra, Inc.	8,120,617

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
185,200	@,@@,	Q-Cells AG	$3,786,787
	L
210,585	@@	Richtek Technology Corp.	1,317,588
887,000	@@,L	Siliconware Precision Industries Co. ADR	5,499,400
77,061	@	Veeco Instruments, Inc.	893,137

			26,486,412

		Software: 9.8%
930,060	@,L	Allscripts Healthcare Solutions, Inc.	14,750,752
156,845	@,L	Athenahealth, Inc.	5,804,833
191,800	@,@@	Autonomy Corp. PLC	4,544,640
518,737	@,L	Cerner Corp.	32,312,128
30,500	@@	Datacash Group PLC	138,980
6,508	@	DemandTec, Inc.	57,270
357,965	@	Eclipsys Corp.	6,364,618
5,594	@@	Educomp Solutions Ltd.	441,046
107,312	@	Electronic Arts, Inc.	2,330,817
121,427	@	Epicor Software Corp.	643,563
2,736,000	@@	Kingdee International Software Group Co., Ltd.	471,174
656,100	@,@@	Longtop Financial Technologies Ltd. ADR	16,113,816
58	@	Omnicell, Inc.	624
6,198		Quality Systems, Inc.	353,038
100,009	@	Solera Holdings, Inc.	2,540,229
422,000	@,@@	UbiSoft Entertainment	10,321,126

			97,188,654

		Telecommunications: 3.7%
500	@,@@	Africa Cellular Towers Ltd.	70
181,625	@	Comtech Telecommunications	5,790,205
532,019	@	Juniper Networks, Inc.	12,555,648
104,047	@	Polycom, Inc.	2,109,033
522,255		Verizon Communications, Inc.	16,048,896
40,820	@@	ZTE Corp.	141,011

			36,644,863

		Textiles: 0.4%
184,370		Cintas Corp.	4,211,011

			4,211,011

		Toys/Games/Hobbies: 2.6%
1,060,839		Hasbro, Inc.	25,714,737

			25,714,737

		Transportation: 0.2%
72,900		CSX Corp.	2,524,527

			2,524,527

		Venture Capital: 0.1%
17,600	@@	Jafco Co., Ltd.	590,994

			590,994

		Total Common Stock (Cost $907,687,210)	911,750,837

REAL ESTATE INVESTMENT TRUSTS: 0.6%

		Diversified: 0.0%
1	@@	British Land Co. PLC	6

			6

		Shopping Centers: 0.6%
5,689,800	@,@@	CapitaMall Trust	5,472,300

			5,472,300

		Total Real Estate Investment Trusts (Cost $3,878,900)	5,472,306

		Total Long-Term Investments (Cost $911,566,110)	917,223,143

SHORT-TERM INVESTMENTS: 24.0%

		Affiliated Mutual Fund: 9.9%
99,096,208		ING Institutional Prime Money Market Fund — Class I	99,096,208

		Total Mutual Fund (Cost $99,096,208)	99,096,208

Principal
Amount			Value

		Securities Lending CollateralCC: 14.1%
$140,723,584		Bank of New York Mellon Corp. Institutional Cash Reserves	$140,373,824

		Total Securities Lending Collateral (Cost $140,723,584)	140,373,824

		Total Short-Term Investments (Cost $239,819,792)	239,470,032

	Total Investments in Securities
	(Cost $1,151,385,902)*	116.1%	$1,156,693,175
	Other Assets and Liabilities - Net	(16.1)	(160,666,650)

	Net Assets	100.0%	$996,026,525

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $1,173,276,718.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$115,636,687
Gross Unrealized Depreciation	(132,220,230)

Net Unrealized Depreciation	$(16,583,543)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Advertising	$10,070	$190,267	$—
Apparel	1,676,918	1,501,026	—
Auto Parts & Equipment	5,763,156	1,453,639	—
Banks	442,694	7,537,484	—
Beverages	9,380,751	—	—
Biotechnology	3,287,428	3,539,463	—
Building Materials	—	1,962,316	—
Chemicals	9,610,645	2,059	—
Commercial Services	2,687,678	8,723,116	—
Computers	22,090,847	14,319,800	—
Cosmetics/Personal Care	104,760	—	—
Distribution/Wholesale	—	170,084	—
Diversified Financial Services	7,861,448	2,971,265	—
Electric	2,426,798	—	—
Electrical Components & Equipment	230,223	314,675	—
Electronics	11,931,676	1,689,561	—
Engineering & Construction	642,535	—	—
Entertainment	—	530,326	—
Environmental Control	1,013,640	—	—
Food	22,215,607	19,342,718	—
Gas	1,096,823	—	—
Hand/Machine Tools	621,504	1,101,421	—
Healthcare — Products	49,786,089	2,837,216	—
Healthcare — Services	25,269,358	445,862	—
Holding Companies — Diversified	—	3,794,043	—
Home Furnishings	1,217,216	—	—
Household Products/Wares	10,112,387	—	—
Insurance	59,600,225	532,311	—
Internet	104,878,689	540,468	—
Leisure Time	7,437,027	—	—
Lodging	4,226,880	390,482	—
Machinery — Diversified	17,849,503	879,291	12,808
Media	23,744,877	54,895	—
Metal Fabricate/Hardware	—	158,163	—
Mining	29,634,862	11,182,950	—
Miscellaneous Manufacturing	7,711,829	—	—
Oil & Gas	32,301,312	8,552	—
Oil & Gas Services	31,094,589	—	—
Packaging & Containers	9,453,704	—	—
Pharmaceuticals	11,591,293	6,247,100	—
Real Estate	3,844,674	3,270,671	—
Retail	83,724,013	6,111,879	—
Semiconductors	14,515,740	11,970,672	—
Software	81,271,688	15,916,966	—
Telecommunications	36,503,852	141,011	—
Textiles	4,211,011	—	—
Toys/Games/Hobbies	25,714,737	—	—
Transportation	2,524,527	—	—
Venture Capital	—	590,994	—

Total Common Stock	781,315,283	130,422,746	12,808

Real Estate Investment Trusts	—	5,472,306	—
Short-Term Investments	99,096,208	140,373,824	—

Total	$880,411,491	$276,268,876	$12,808

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning	Net	Accrued	Total	Total Unrealized	Net Transfers	Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	In/(Out)	Balance
	12/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	of Level 3	at 06/30/09

Common Stock	$21,561	$(10,932)	$—	$(272,461)	$274,640	$—	$12,808

Total	$21,561	$(10,932)	$—	$(272,461)	$274,640	$—	$12,808

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $(2,673). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio
as of June 30, 2009 (Unaudited)

Country Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.3%

		Australia: 1.8%
200,563	L	BHP Billiton Ltd. ADR	$10,976,813
1,003,878	@,L	Sino Gold Ltd.	4,164,935

			15,141,748

		Canada: 22.8%
166,485		Agnico-Eagle Mines Ltd.	8,737,133
559,552		Barrick Gold Corp.	18,772,970
448,335		Canadian Natural Resources Ltd.	23,533,104
580,342	@	Eldorado Gold Corp. (Canadian Denominated Security)	5,228,891
856,661		EnCana Corp.	42,379,020
333,537		GoldCorp, Inc.	11,590,411
569,140		Kinross Gold Corp.	10,329,891
954,314		Nexen, Inc.	20,660,898
63,300		Potash Corp. of Saskatchewan	5,890,065
608,090		Suncor Energy, Inc.	18,449,451
1,550,011		Talisman Energy, Inc.	22,149,657
660,630		Yamana Gold, Inc.	5,839,969

			193,561,460

		Italy: 0.9%
165,500	L	ENI S.p.A. ADR	7,846,355

			7,846,355

		Netherlands: 1.2%
202,517		Royal Dutch Shell PLC ADR — Class A	10,164,328

			10,164,328

		Norway: 0.1%
78,800	@	TGS Nopec Geophysical Co. ASA	781,670

			781,670

		South Africa: 0.8%
93,935	L	Anglogold Ashanti Ltd. ADR	3,440,839
261,875	L	Gold Fields Ltd. ADR	3,155,594

			6,596,433

		United Kingdom: 1.7%
354,555		Anglo American PLC ADR	5,190,685
55,191	L	Rio Tinto PLC ADR	9,044,149

			14,234,834

		United States: 69.0%
1,159,300		Alcoa, Inc.	11,975,569
355,900	@,L	Alpha Natural Resources, Inc.	9,349,493
327,424		Anadarko Petroleum Corp.	14,861,775
454,011		Apache Corp.	32,756,894
693,352		Arch Coal, Inc.	10,656,820
180,908	L	Atlas America, Inc.	3,232,826
131,642	@	Basic Energy Services, Inc.	899,115
834,550		BJ Services Co.	11,374,917
370,900	@	Cameron International Corp.	10,496,470
1,121,471		Chevron Corp.	74,297,454
303,793		Cimarex Energy Co.	8,609,494
118,846		Cliffs Natural Resources, Inc.	2,908,162
874,480		ConocoPhillips	36,780,625
427,224		Devon Energy Corp.	23,283,708
183,578	L	DryShips, Inc.	1,061,081
217,000		ENSCO International, Inc.	7,566,790
143,887		EOG Resources, Inc.	9,772,805
1,063,076		ExxonMobil Corp.	74,319,643
279,688		Freeport-McMoRan Copper & Gold, Inc.	14,015,166
808,333		Halliburton Co.	16,732,493
104,040		Hess Corp.	5,592,150
279,100		International Paper Co.	4,222,783
834,374		Marathon Oil Corp.	25,139,689
574,160	@	National Oilwell Varco, Inc.	18,752,066
181,907		Newmont Mining Corp.	7,434,539
651,109		Occidental Petroleum Corp.	42,849,483
895,073		Patterson-UTI Energy, Inc.	11,510,639
302,770		Peabody Energy Corp.	9,131,543
657,144		Schlumberger Ltd.	35,558,062
44,900		Silgan Holdings, Inc.	2,201,447
462,746		Smith International, Inc.	11,915,710
128,274	@	Transocean, Ltd.	9,529,475
79,590	L	United States Steel Corp.	2,844,547
626,990		Valero Energy Corp.	10,589,861
312,212		XTO Energy, Inc.	11,907,766

			584,131,060

		Total Common Stock (Cost $973,823,045)	832,457,888

SHORT-TERM INVESTMENTS: 6.6%

		Affiliated Mutual Fund: 1.8%
14,813,000		ING Institutional Prime Money Market Fund — Class I	14,813,000

		Total Mutual Fund (Cost $14,813,000)	14,813,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Securities Lending CollateralCC: 4.8%
$40,655,802		Bank of New York Mellon Corp. Institutional Cash Reserves	$40,641,946

		Total Securities Lending Collateral (Cost $40,655,802)	40,641,946

		Total Short-Term Investments (Cost $55,468,802)	55,454,946

	Total Investments in Securities
	(Cost $1,029,291,847)*	104.9%	$887,912,834
	Other Assets and Liabilities - Net	(4.9)	(41,080,924)

	Net Assets	100.0%	$846,831,910

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $1,061,679,421.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$56,582,465
Gross Unrealized Depreciation	(230,349,052)

Net Unrealized Depreciation	$(173,766,587)

Percentage of
Industry	Net Assets

Chemicals	0.7%
Coal	3.4
Forest Products & Paper	0.5
Iron/Steel	0.7
Mining	15.3
Oil & Gas	64.7
Oil & Gas Services	12.6
Packaging & Containers	0.3
Trucking & Leasing	0.1
Short-Term Investments	6.6
Other Assets and Liabilities — Net	(4.9)

Net Assets	100.0%

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Australia	$10,976,813	$4,164,935	$—
Canada	193,561,460	—	—
Italy	7,846,355	—	—
Netherlands	10,164,328	—	—
Norway	—	781,670	—
South Africa	6,596,433	—	—
United Kingdom	14,234,834	—	—
United States	584,131,060	—	—

Total Common Stock	827,511,283	4,946,605	—

Short-Term Investments	14,813,000	40,641,946	—

Total	$842,324,283	$45,588,551	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 91.4%

		Advertising: 0.0%
274	@	Interpublic Group of Cos., Inc.	$1,384

			1,384

		Aerospace/Defense: 2.3%
109,405		Northrop Grumman Corp.	4,997,620
641,585	@	Spirit Aerosystems Holdings, Inc.	8,815,378

			13,812,998

		Agriculture: 1.1%
237,995	@@	British American Tobacco PLC	6,569,648

			6,569,648

		Airlines: 0.3%
630,315	@,L	UAL Corp.	2,010,705

			2,010,705

		Auto Parts & Equipment: 1.1%
222,870	@@	Autoliv, Inc.	6,411,970

			6,411,970

		Banks: 7.7%
1,060,450		Bank of America Corp.	13,997,940
44,415		Goldman Sachs Group, Inc.	6,548,548
941,587	@@	ICICI Bank Ltd.	14,117,861
410,840	@@	ICICI Bank Ltd. ADR	12,119,780

			46,784,129

		Beverages: 8.5%
1,418,617	@@	Anheuser-Busch InBev NV	51,438,451
860,672	@,@@	Anheuser-Busch InBev NV	3,622

			51,442,073

		Biotechnology: 1.8%
192,905	@	Genzyme Corp.	10,739,021

			10,739,021

		Building Materials: 0.6%
376,400	@,@@	Cemex SA de CV ADR	3,515,576
191,257	@@	Gujarat Ambuja Cements Ltd.	348,270

			3,863,846

		Diversified Financial Services: 0.8%
451,910	@	SLM Corp.	4,641,116

			4,641,116

		Electric: 3.8%
2,128,370	@@	NTPC Ltd.	8,656,757
2,558,891	@@	Power Grid Corp. of India Ltd.	5,825,912
4,069,110	@@	Tenaga Nasional BHD	8,835,353

			23,318,022

		Electrical Components & Equipment: 1.9%
255,830	@@	Bharat Heavy Electricals	11,742,574

			11,742,574

		Energy — Alternate Sources: 1.2%
445,840	@	Covanta Holding Corp.	7,561,446

			7,561,446

		Engineering & Construction: 2.0%
376,885	@@	Larsen & Toubro Ltd.	12,309,647

			12,309,647

		Entertainment: 1.1%
257,690	@,L	Vail Resorts, Inc.	6,911,246

			6,911,246

		Healthcare — Products: 2.0%
167,385		Becton Dickinson & Co.	11,936,224

			11,936,224

		Household Products/Wares: 1.1%
144,133	@@,S	Reckitt Benckiser PLC	6,582,250

			6,582,250

		Insurance: 3.6%
78,485	@@	ACE Ltd.	3,471,392
1,105,720	@@,L	Assured Guaranty Ltd.	13,688,814
1,611	@	Berkshire Hathaway, Inc. — Class B	4,665,021

			21,825,227

		Investment Companies: 0.4%
2,036,717	@@	Australian Infrastructure Fund	2,211,653

			2,211,653

		Lodging: 2.1%
275,460		Ameristar Casinos, Inc.	5,242,004
221,870	@,L	Wynn Resorts Ltd.	7,832,011

			13,074,015

		Media: 8.8%
551,661	@	Liberty Global, Inc.	8,765,893
369,641	@	Liberty Global, Inc. — Series C	5,844,024
1,462,170	@	Liberty Media Corp. — Entertainment	39,113,047

			53,722,964

		Metal Fabricate/Hardware: 0.6%
1,214,935	@@	Bharat Forge Ltd.	3,643,264

			3,643,264

		Miscellaneous Manufacturing: 1.0%
223,505	@@	Tyco International Ltd.	5,806,660

			5,806,660

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Oil & Gas: 10.7%
98,945	@@	Canadian Natural Resources Ltd.	$5,193,623
1,412,245	@	Denbury Resources, Inc.	20,802,369
796,630	@	Forest Oil Corp.	11,885,720
26,280		Hess Corp.	1,412,550
691,709	@	SandRidge Energy, Inc.	5,893,361
156,280	@	Southwestern Energy Co.	6,071,478
351,730	@	Ultra Petroleum Corp.	13,717,470

			64,976,571

		Packaging & Containers: 3.6%
788,560	@	Owens-Illinois, Inc.	22,087,566

			22,087,566

		Pharmaceuticals: 0.9%
96,045	@@	Novo-Nordisk A/S ADR	5,230,611

			5,230,611

		Pipelines: 6.3%
201,990	@@	Enbridge, Inc.	7,008,826
685,939		Kinder Morgan Management, LLC	30,983,865

			37,992,691

		Real Estate: 11.3%
4,384,282	@@,S	CapitaLand Ltd.	11,147,240
1,909,855	@	CB Richard Ellis Group, Inc.	17,876,243
671,520	@@	Mitsubishi Estate Co., Ltd.	11,148,357
1,083,475	@,L	St. Joe Co.	28,701,253

			68,873,093

		Retail: 1.0%
50,346	@@	Pantaloon Retail India Ltd.	225,955
897,700	@@	Pantaloon Retail India Ltd.	5,743,385

			5,969,340

		Telecommunications: 1.7%
630,780		Corning, Inc.	10,130,327

			10,130,327

		Toys/Games/Hobbies: 0.4%
7,900	@@	Nintendo Co., Ltd.	2,186,364

			2,186,364

		Transportation: 1.7%
496,400	@@	Teekay Shipping Corp.	10,439,292

			10,439,292

		Total Common Stock (Cost $604,644,571)	554,807,937

REAL ESTATE INVESTMENT TRUSTS: 6.6%

		Diversified: 1.8%
247,881		Vornado Realty Trust	11,162,081

			11,162,081

		Forest Products & Paper: 2.5%
501,180	L	Plum Creek Timber Co., Inc.	14,925,140

			14,925,140

		Mortgage: 0.1%
267,455	@,L	Gramercy Capital Corp.	430,603

			430,603

		Warehouse/Industrial: 2.2%
1,660,960		Prologis	13,387,338

			13,387,338

		Total Real Estate Investment Trusts (Cost $70,377,169)	39,905,162

RIGHTS: 0.0%

		Diversified Financial Services: 0.0%
1,678,988	@@	Australian Funding	339,407

		Total Rights (Cost $—)	339,407

Principal
Amount			Value

CONVERTIBLE BONDS: 1.0%

		Real Estate: 1.0%
$4,897,000	C	Prologis, 2.250%, due 04/01/37	$3,942,085
2,475,000	C	Vornado Realty Trust, 2.850%, due 04/01/27	2,165,625

		Total Convertible Bonds (Cost $4,103,854)	6,107,710

CORPORATE BONDS/NOTES: 0.7%

		Lodging: 0.7%
1,702,000	#,C	MGM Mirage, Inc., 10.375%, due 05/15/14	1,774,335
2,269,000	#,C, L	MGM Mirage, Inc., 11.125%, due 11/15/17	2,416,485

		Total Corporate Bonds/Notes (Cost $3,864,156)	4,190,820

		Total Long-Term Investments (Cost $682,989,750)	605,351,036

SHORT-TERM INVESTMENTS: 10.2%

		Securities Lending CollateralCC: 10.2%
62,047,572		Bank of New York Mellon Corp. Institutional Cash Reserves	61,723,813

		Total Short-Term Investments (Cost $62,047,572)	61,723,813

	Total Investments in Securities
	(Cost $745,037,322)*	109.9%	$667,074,849
	Other Assets and Liabilities - Net	(9.9)	(59,880,712)

	Net Assets	100.0%	$607,194,137

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2009 (Unaudited) (continued)

*	Cost for federal income tax purposes is $802,622,545.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$43,141,347
Gross Unrealized Depreciation	(178,689,043)

Net Unrealized Depreciation	$(135,547,696)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Advertising	$1,384	$—	$—
Aerospace/Defense	13,812,998	—	—
Agriculture	—	6,569,648	—
Airlines	2,010,705	—	—
Auto Parts & Equipment	6,411,970	—	—
Banks	32,666,268	14,117,861	—
Beverages	3,622	51,438,451	—
Biotechnology	10,739,021	—	—
Building Materials	3,515,576	348,270	—
Diversified Financial Services	4,641,116	—	—
Electric	—	23,318,022	—
Electrical Components & Equipment	—	11,742,574	—
Energy — Alternate Sources	7,561,446	—	—
Engineering & Construction	—	12,309,647	—
Entertainment	6,911,246	—	—
Healthcare — Products	11,936,224	—	—
Household Products/Wares	—	6,582,250	—
Insurance	21,825,227	—	—
Investment Companies	—	2,211,653	—
Lodging	13,074,015	—	—
Media	53,722,964	—	—
Metal Fabricate/Hardware	—	3,643,264	—
Miscellaneous Manufacturing	5,806,660	—	—
Oil & Gas	64,976,571	—	—
Packaging & Containers	22,087,566	—	—
Pharmaceuticals	5,230,611	—	—
Pipelines	37,992,691	—	—
Real Estate	46,577,496	22,295,597	—
Retail	225,955	5,743,385	—
Telecommunications	10,130,327	—	—
Toys/Games/Hobbies	—	2,186,364	—
Transportation	10,439,292	—	—

Total Common Stock	392,300,951	162,506,986	—

Real Estate Investment Trusts	39,905,162	—	—
Rights	—	339,407	—
Convertible Bonds	—	6,107,710	—
Corporate Bonds/Notes	—	4,190,820	—
Short-Term Investments	—	61,723,813	—

Total	$432,206,113	$234,868,736	$—

Other Financial Instruments**	—	(227,504)	—

Total	$—	$(227,504)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING Janus Contrarian Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Australian Dollar AUD 600,000	Buy	8/6/09	482,580	482,080	$(500)
Australian Dollar AUD 3,852,000	Buy	8/20/09	3,095,082	3,091,836	(3,246)
Singapore Dollar SGD 3,300,000	Buy	7/15/09	2,269,601	2,277,983	8,382

					$4,636

Australian Dollar AUD 600,000	Sell	8/6/09	475,230	482,080	$(6,850)
Australian Dollar AUD 3,852,000	Sell	8/20/09	3,035,376	3,091,836	(56,460)
British Pound GBP 3,720,000	Sell	8/6/09	6,058,987	6,119,961	(60,974)
British Pound GBP 2,500,000	Sell	8/20/09	4,084,525	4,112,782	(28,257)
British Pound GBP 1,300,000	Sell	8/20/09	2,124,941	2,138,647	(13,706)
Singapore Dollar SGD 3,600,000	Sell	7/15/09	2,469,644	2,485,072	(15,428)
Singapore Dollar SGD 2,700,000	Sell	7/15/09	1,859,376	1,863,804	(4,428)
Singapore Dollar SGD 3,075,000	Sell	8/6/09	2,105,227	2,122,248	(17,021)
Singapore Dollar SGD 9,210,000	Sell	8/20/09	6,327,070	6,356,086	(29,016)

					$(232,140)

For the six months ended June 30, 2009, net realized gain (loss) on forward foreign currency contracts and the net change in unrealized gain (loss) on forward foreign currency contracts can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into forward foreign currency contracts and the risks associated with forward foreign currency contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2009 (Unaudited)

Country Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.6%

		Brazil: 15.6%
199,147		Cia de Bebidas das Americas ADR	$12,910,700
1,745,400	@	Companhia Brasileira de Meios de Pagamento	15,008,926
2,323,087		Petroleo Brasileiro SA ADR	77,498,182
3,136,349		Vale SA ADR	48,142,957

			153,560,765

		Chile: 1.1%
233,301		Banco Santander Chile SA ADR	10,892,824

			10,892,824

		China: 9.2%
2,696,000	L	Anhui Conch Cement Co., Ltd.	16,768,939
15,310,400	L	China Merchants Bank Co., Ltd.	34,746,879
5,404,000		China National Building Material Co., Ltd.	10,390,014
2,925,500		Ping An Insurance Group Co. of China Ltd.	19,636,103
2,956,000	L	Tsingtao Brewery Co., Ltd.	9,347,935

			90,889,870

		Egypt: 1.7%
196,638		Orascom Construction Industries	6,674,616
1,826,907		Orascom Telecom Holding SAE	9,714,605

			16,389,221

		Hong Kong: 9.6%
5,123,500		China Mobile Ltd.	51,298,544
4,308,000		China Resources Enterprise	8,594,784
1,522,400		Esprit Holdings Ltd.	8,458,192
22,941,000	L	GOME Electrical Appliances Holdings Ltd.	5,671,387
6,178,000	L	Li & Fung Ltd.	16,495,430
2,012,000		Yue Yuen Industrial Holdings	4,732,996

			95,251,333

		Hungary: 0.5%
25,669		Richter Gedeon Nyrt	4,616,796

			4,616,796

		India: 13.1%
618,806		ACC Ltd.	9,870,000
1,772,084		Gujarat Ambuja Cements Ltd.	3,226,885
385,282	L	HDFC Bank Ltd. ADR	39,734,133
705,164	L	Infosys Technologies Ltd. ADR	25,935,932
419,035	L	Reliance Capital Ltd.	7,842,360
563,498	#	Reliance Communication Ltd. GDR	3,404,768
477,585	L	Reliance Industries — Spons GDR	39,815,491
1		Tata Motors Ltd. ADR	9

			129,829,578

		Indonesia: 2.3%
14,179,000		Bank Rakyat Indonesia	8,693,401
304,523	L	Telekomunikasi Indonesia Tbk PT ADR	9,129,600
5,391,000		Unilever Indonesia Tbk PT	4,871,549

			22,694,550

		Israel: 1.6%
326,137		Teva Pharmaceutical Industries Ltd. ADR	16,091,600

			16,091,600

		Italy: 0.7%
269,620		Tenaris SA ADR	7,290,525

			7,290,525

		Malaysia: 0.9%
686,000		British American Tobacco Malaysia Bhd	8,727,252

			8,727,252

		Mexico: 8.7%
921,810		America Movil SA de CV — Series L ADR	35,692,483
606,577	@	Cemex SA de CV ADR	5,665,429
282,000		Fomento Economico Mexicano SA de CV ADR	9,091,680
1		Grupo Aeroportuario del Sureste SA de CV ADR	39
8,203,664	L	Grupo Financiero Banorte SA de CV	19,873,323
5,230,220	L	Wal-Mart de Mexico SA de CV	15,510,041

			85,832,995

		Russia: 2.5%
450,207		Mechel OAO ADR	3,759,228
12,733,903		Sberbank RF	15,930,100
429,121		Vimpel-Communications OAO ADR	5,050,754

			24,740,082

		South Africa: 11.2%
3,489,579		African Bank Investments Ltd.	12,573,268
3,025,570		FirstRand Ltd.	5,522,948
927,928		Impala Platinum Holdings Ltd.	20,532,642
1,073,857		Massmart Holdings Ltd.	11,143,960
1,950,104		MTN Group Ltd.	29,950,510
1,553,461		RMB Holdings Ltd.	4,721,083
753,726		Sasol Ltd.	26,368,875

			110,813,286

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		South Korea: 10.3%
145,392		Hyundai Mobis	$12,667,454
205,097		Hyundai Motor Co.	11,862,517
291,543		KT&G Corp.	16,450,898
2	#	KT&G Corp. GDR	57
39,740		Posco	13,210,793
65,371		Samsung Electronics Co., Ltd.	30,225,234
44,986		Shinsegae Co., Ltd.	17,777,335

			102,194,288

		Taiwan: 5.2%
6,839,608		HON HAI Precision Industry Co., Ltd.	20,975,205
991,000		President Chain Store Corp.	2,533,363
1,830,073		Taiwan Semiconductor Manufacturing Co., Ltd.	3,003,517
2,629,615		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,744,677

			51,256,762

		Turkey: 1.4%
1,044,690		Akbank TAS	4,629,511
979,569		Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,805,136
1	@	Migros Ticaret A.S	10

			13,434,657

		Total Common Stock (Cost $888,567,434)	944,506,384

PREFERRED STOCK: 2.5%

		Brazil: 2.5%
1,576,848		Banco Itau Holding Financeira SA	24,857,788

		Total Preferred Stock (Cost $19,743,643)	24,857,788

		Total Long-Term Investments (Cost $908,311,077)	969,364,172

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 6.6%

		Securities Lending CollateralCC: 6.6%
$65,619,365		Bank of New York Mellon Corp. Institutional Cash Reserves	$64,979,852

		Total Short-Term Investments (Cost $65,619,365 )	64,979,852

	Total Investments in Securities
	(Cost $973,930,442)*	104.7%	$1,034,344,024
	Other Assets and Liabilities - Net	(4.7)	(46,824,127)

	Net Assets	100.0%	$987,519,897

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $1,000,454,990.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$147,452,357
Gross Unrealized Depreciation	(113,563,323)

Net Unrealized Appreciation	$33,889,034

Percentage of
Industry	Net Assets

Agriculture	2.5%
Apparel	0.5
Auto Manufacturers	1.2
Auto Parts & Equipment	1.3
Banks	14.7
Beverages	4.1
Building Materials	4.6
Commercial Services	1.5
Computers	2.6
Distribution/Wholesale	1.7
Diversified Financial Services	3.8
Electronics	2.1
Engineering & Construction	0.7
Food	0.0
Holding Companies — Diversified	0.9
Household Products/Wares	0.5
Insurance	2.8
Iron/Steel	1.7
Metal Fabricate/Hardware	0.7
Mining	6.9
Oil & Gas	14.5
Pharmaceuticals	2.1
Retail	6.2
Semiconductors	5.9
Telecommunications	14.6
Short-Term Investments	6.6
Other Assets and Liabilities — Net	(4.7)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Brazil	$153,560,765	$—	$—
Chile	10,892,824	—	—
China	—	90,889,870	—
Egypt	—	16,389,221	—
Hong Kong	—	95,251,333	—
Hungary	—	4,616,796	—
India	69,074,842	60,754,736	—
Indonesia	9,129,600	13,564,950	—
Israel	16,091,600	—	—
Italy	7,290,525	—	—
Malaysia	—	8,727,252	—
Mexico	85,832,995	—	—
Russia	8,809,982	15,930,100	—
South Africa	—	110,813,286	—
South Korea	13,210,850	88,983,438	—
Taiwan	24,744,677	26,512,085	—
Turkey	10	13,434,647	—

Total Common Stock	398,638,670	545,867,714	—

Preferred Stock	24,857,788	—	—
Short-Term Investments	—	64,979,852	—

Total	$423,496,458	$610,847,566	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)
as of June 30, 2009 (Unaudited)

Investment Type Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Principal
Amount		Value

CERTIFICATES OF DEPOSIT: 2.6%
$32,000,000	Svenska Handelsbanken AB, 0.570%, due 07/17/09	$32,001,136
34,000,000	UBS AG, 0.000%, due 07/01/09	34,000,000

	Total Certificates of Deposit (Cost $66,001,136)	66,001,136

COMMERCIAL PAPER: 59.2%
11,000,000	American Honda Finance, 0.630%, due 08/25/09	10,989,306
9,000,000	ANZ National Bank Ltd., 0.510%, due 09/14/09	8,990,250
8,750,000	ASB Finance Ltd., 0.510%, due 09/21/09	8,739,636
7,750,000	ASB Finance Ltd., 0.690%, due 09/15/09	7,738,547
15,000,000	ASB Finance Ltd., 0.790%, due 10/22/09	14,962,333
7,000,000	Barton Capital, LLC, 0.310%, due 07/06/09	6,999,640
3,000,000	Barton Capital, LLC, 0.340%, due 07/07/09	2,999,800
1,000,000	Barton Capital, LLC, 0.340%, due 08/18/09	999,533
18,000,000	Barton Capital, LLC, 0.350%, due 08/10/09	17,992,800
12,500,000	Barton Capital, LLC, 0.350%, due 09/09/09	12,491,493
5,388,000	Barton Capital, LLC, 0.350%, due 09/10/09	5,384,281
15,500,000	Barton Capital, LLC, 0.350%, due 09/17/09	15,488,246
24,000,000	Barton Capital, LLC, 0.440%, due 07/17/09	23,995,036
12,000,000	Cafco, LLC, 0.340%, due 08/20/09	11,994,167
26,000,000	Cafco, LLC, 0.370%, due 08/27/09	25,984,357
20,000,000	Cafco, LLC, 0.470%, due 08/11/09	19,989,067
38,000,000	Cafco, LLC, 0.740%, due 09/15/09	37,939,833
4,500,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.000%, due 07/01/09	4,500,000
13,000,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.440%, due 09/16/09	12,987,488
18,000,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.470%, due 08/31/09	17,985,360
35,000,000	CBA Finance, Inc., 0.350%, due 09/30/09	34,969,035
22,500,000	Ciesco, LLC, 0.380%, due 07/27/09	22,493,662
10,300,000	Ciesco, LLC, 0.390%, due 08/19/09	10,294,392
19,000,000	Ciesco, LLC, 0.440%, due 09/09/09	18,983,375
33,000,000	Ciesco, LLC, 0.740%, due 09/14/09	32,948,438
45,000,000	Concord Minutemen Capital Co., LLC, 1.770%, due 08/27/09	44,871,750
45,000,000	Concord Minutemen Capital Co., LLC, 1.910%, due 10/22/09	44,728,800
31,000,000	Crown Point Capital Co., 1.770%, due 08/26/09	30,913,200
60,500,000	Crown Point Capital Co., 1.910%, due 10/21/09	60,138,613
2,000,000	Danske Corp., 0.370%, due 09/08/09	1,998,543
12,000,000	Danske Corp., 0.480%, due 07/29/09	11,995,333
24,000,000	Danske Corp., 0.550%, due 12/18/09	23,937,667
34,000,000	Dexia, 0.290%, due 07/06/09	33,998,347
27,500,000	Edison Asset Securities, LLC, 0.540%, due 10/30/09	27,449,609
22,250,000	Edison Asset Securities, LLC, 0.580%, due 09/21/09	22,220,229
23,750,000	Edison Asset Securities, LLC, 0.680%, due 10/20/09	23,700,204
17,000,000	Edison Asset Securities, LLC, 0.700%, due 10/21/09	16,962,978
24,047,000	Jupiter Securities Co., LLC, 0.300%, due 07/13/09	24,044,355
15,000,000	Jupiter Securities Co., LLC, 0.300%, due 08/25/09	14,992,896
31,500,000	Jupiter Securities Co., LLC, 0.340%, due 07/23/09	31,493,253
16,000,000	Jupiter Securities Co., LLC, 0.360%, due 08/12/09	15,993,093
34,500,000	KFW International Finance, Inc., 0.170%, due 07/07/09	34,498,850
35,000,000	Natexis Banques Populaires US Finance Co, LLC, 0.510%, due 08/24/09	34,972,700
4,500,000	Old Line Funding, LLC, 0.350%, due 09/02/09	4,497,165
3,000,000	Old Line Funding, LLC, 0.370%, due 09/15/09	2,997,657
1,000,000	Old Line Funding, LLC, 0.390%, due 08/13/09	999,522
17,500,000	Old Line Funding, LLC, 0.400%, due 07/14/09	17,497,295

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

$47,000,000		Old Line Funding, LLC, 0.400%, due 10/15/09	$46,944,379
13,000,000		Old Line Funding, LLC, 0.450%, due 07/15/09	12,997,573
7,000,000		Park Avenue Receivables, 0.240%, due 07/21/09	6,999,028
4,000,000		Park Avenue Receivables, 0.270%, due 07/10/09	3,999,700
17,000,000		Park Avenue Receivables, 0.270%, due 07/22/09	16,997,223
15,000,000		Park Avenue Receivables, 0.340%, due 08/05/09	14,994,896
13,000,000		Park Avenue Receivables, 0.360%, due 08/06/09	12,995,190
33,000,000		Park Avenue Receivables, 0.370%, due 07/13/09	32,995,600
7,000,000		Societe Generale, 0.440%, due 09/15/09	6,993,350
11,500,000		Societe Generale, 0.710%, due 07/16/09	11,500,047
7,000,000	@@,#	Societe Generale, 1.060%, due 09/04/09	7,000,000
10,000,000		Thunder Bay Funding, LLC, 0.350%, due 09/10/09	9,993,097
20,000,000		Thunder Bay Funding, LLC, 0.360%, due 09/08/09	19,986,200
11,000,000		Thunder Bay Funding, LLC, 0.390%, due 07/07/09	10,999,175
16,000,000		Thunder Bay Funding, LLC, 0.400%, due 10/19/09	15,980,444
10,000,000		Thunder Bay Funding, LLC, 0.450%, due 07/15/09	9,998,133
13,500,000		Thunder Bay Funding, LLC, 0.550%, due 10/08/09	13,479,581
7,000,000		Total Capital, 0.000%, due 07/01/09	7,000,000
14,200,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09	14,200,000
4,000,000		Tulip Funding Corp., 0.260%, due 07/14/09	3,999,596
18,000,000		Tulip Funding Corp., 0.270%, due 07/10/09	17,998,650
42,000,000		Tulip Funding Corp., 0.280%, due 07/31/09	41,989,850
27,000,000		Variable Funding Capital, 0.570%, due 08/25/09	26,976,075
43,000,000		Variable Funding Capital, 0.960%, due 10/15/09	42,877,187
21,000,000		Variable Funding Capital, 1.120%, due 08/10/09	20,973,167
13,750,000	@@,#	Westpac Banking Corp., 0.560%, due 07/03/09	13,750,000
20,000,000		Westpac Banking Corp., 0.570%, due 09/14/09	19,975,833
15,000,000		Windmill Funding Corp., 0.270%, due 07/31/09	14,996,500
15,000,000		Yorktown Capital, LLC, 0.370%, due 09/21/09	14,987,358
13,500,000		Yorktown Capital, LLC, 0.490%, due 08/03/09	13,493,813
18,500,000		Yorktown Capital, LLC, 0.490%, due 09/10/09	18,481,757
21,500,000		Yorktown Capital, LLC, 0.500%, due 10/09/09	21,470,139
18,000,000		Yorktown Capital, LLC, 0.500%, due 10/16/09	17,973,250

		Total Commercial Paper (Cost $1,479,738,925)	1,479,738,925

CORPORATE BONDS/NOTES: 5.4%
14,000,000		American Honda Finance, 0.200%, due 07/14/09	13,998,888
10,924,000		American Honda Finance, 0.470%, due 09/16/09	10,912,785
22,000,000	@@,#	Australia & New Zealand Banking Group Ltd., 0.890%, due 09/02/09	22,000,000
18,000,000		BNP Paribas, 0.250%, due 07/29/09	18,000,000
12,000,000	@@	BNP Paribas, 1.150%, due 08/13/09	12,000,000
23,000,000		Rabobank USA Financial Corp., 0.070%, due 07/02/09	22,999,911
6,000,000		Rabobank USA Financial Corp., 0.150%, due 07/13/09	5,999,682
30,000,000		US Bank NA, 0.760%, due 08/24/09	30,000,000

		Total Corporate Bonds/Notes (Cost $135,911,266)	135,911,266

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.5%
131,770,000		Federal Home Loan Bank, 0.700%, due 12/14/09	131,344,676
15,000,000		Federal Home Loan Bank, 0.720%, due 08/07/09	15,030,265
41,000,000		Federal Home Loan Bank, 0.800%, due 11/18/09	40,872,444
10,000,000		Federal Home Loan Mortgage Corporation, 0.560%, due 08/10/09	9,993,667
40,000,000		Federal Home Loan Mortgage Corporation, 0.710%, due 07/12/10	41,405,597
10,750,000		Federal Home Loan Mortgage Corporation, 0.860%, due 01/05/10	10,701,721
7,500,000		Federal Home Loan Mortgage Corporation, 0.880%, due 02/09/10	7,681,868
92,750,000		Federal National Mortgage Association, 0.620%, due 12/01/09	92,504,988
5,000,000		Federal National Mortgage Association, 0.690%, due 07/12/10	5,118,550
31,000,000		Federal National Mortgage Association, 1.330%, due 12/15/09	31,465,626

		Total U.S. Government Agency Obligations (Cost $386,119,402)	386,119,402

REPURCHASE AGREEMENTS: 11.0%
179,082,000		Deutsche Bank Repurchase Agreement dated 06/30/09, 0.080%, due 07/01/09, $168,410,000 to be received upon repurchase (Collateralized by $179,082,398 various U.S. Government Agency Obligations, 2.000%-5.125%, Market Value plus accrued interest $182,664,603, due 10/22/10-04/15/14)	179,082,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

$95,000,000		Morgan Stanley Repurchase Agreement dated 06/30/09, 0.030%, due 07/01/09, $94,320,000 to be received upon repurchase (Collateralized by $95,000,079 Federal Home Loan Mortgage Corporation, 1.875%-4.560%, Market Value plus accrued interest $96,901,536, due 08/13/10-01/15/14)	$95,000,000

		Total Repurchase Agreement (Cost $274,082,000)	274,082,000

	Total Investments in Securities
	(Cost $2,341,852,729)*	93.7%	$2,341,852,729
	Other Assets and Liabilities - Net	6.3	157,215,974

	Net Assets	100.0%	$2,499,068,703

(1)	All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Short-Term Investments	$—	$2,341,852,729	$—

Total	$—	$2,341,852,729	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

*	See NOTE 2 in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.0%

		Aerospace/Defense: 5.8%
361,720		General Dynamics Corp.	$20,035,671
256,897		Lockheed Martin Corp.	20,718,743

			40,754,414

		Apparel: 2.4%
323,437		Nike, Inc.	16,747,568

			16,747,568

		Banks: 17.2%
2,021,134		Bank of America Corp.	26,678,969
206,242		Goldman Sachs Group, Inc.	30,408,320
653,303		JPMorgan Chase & Co.	22,284,165
201,830		Morgan Stanley	5,754,173
750,513		US Bancorp.	13,449,193
907,552		Wells Fargo & Co.	22,017,212

			120,592,032

		Biotechnology: 2.9%
30,948	@	Genzyme Corp.	1,722,875
405,127	@	Gilead Sciences, Inc.	18,976,149

			20,699,024

		Chemicals: 8.4%
736,244		Dow Chemical Co.	11,882,978
251,241		Monsanto Co.	18,677,256
145,266	@@	Potash Corp. of Saskatchewan	13,517,001
211,425		Praxair, Inc.	15,025,975

			59,103,210

		Commercial Services: 6.5%
117,203		Mastercard, Inc.	19,609,234
422,986		Visa, Inc.	26,335,108

			45,944,342

		Computers: 6.8%
203,444	@	Apple, Inc.	28,976,529
180,802		International Business Machines Corp.	18,879,345

			47,855,874

		Diversified Financial Services: 0.6%
198,506		American Express Co.	4,613,279

			4,613,279

		Energy — Alternate Sources: 0.3%
12,081	@,L	First Solar, Inc.	1,958,572

			1,958,572

		Internet: 3.8%
64,148	@	Google, Inc. — Class A	27,044,155

			27,044,155

		Lodging: 0.6%
111,941	@,L	Wynn Resorts Ltd.	3,951,517

			3,951,517

		Media: 0.5%
144,119	@	DIRECTV Group, Inc.	3,561,180

			3,561,180

		Mining: 2.0%
304,429	@@,L	BHP Billiton PLC ADR	13,839,342

			13,839,342

		Oil & Gas: 8.9%
34,197		EOG Resources, Inc.	2,322,660
558,244	@@	Petroleo Brasileiro SA ADR	22,876,839
457,073	@	Transocean, Ltd.	33,955,953
87,400		XTO Energy, Inc.	3,333,436

			62,488,888

		Pharmaceuticals: 1.5%
220,476		Abbott Laboratories	10,371,191

			10,371,191

		Retail: 18.7%
322,530		Costco Wholesale Corp.	14,739,621
596,605		CVS Caremark Corp.	19,013,801
770,283		Lowe’s Cos., Inc.	14,951,193
839,805		McDonald’s Corp.	48,280,393
153,087		Wal-Mart Stores, Inc.	7,415,534
799,956		Yum! Brands, Inc.	26,670,533

			131,071,075

		Semiconductors: 0.9%
647,295	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,091,046

			6,091,046

		Telecommunications: 3.9%
132,025	@	Juniper Networks, Inc.	3,115,790
534,636		Qualcomm, Inc.	24,165,547

			27,281,337

		Transportation: 5.3%
332,689		Norfolk Southern Corp.	12,532,395
470,470		Union Pacific Corp.	24,492,668

			37,025,063

		Total Common Stock (Cost $669,462,505)	680,993,109

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

PREFERRED STOCK: 0.4%

		Banks: 0.4%
131,480	P,L	Wells Fargo & Co.	$2,932,004

		Total Preferred Stock (Cost $2,516,649)	2,932,004

		Total Long-Term Investments (Cost $671,979,154)	683,925,113

SHORT-TERM INVESTMENTS: 6.2%

		Affiliated Mutual Fund: 3.4%
23,944,664		ING Institutional Prime Money Market Fund — Class I	23,944,664

		Total Mutual Fund (Cost $23,944,664)	23,944,664

Principal
Amount			Value

		Securities Lending CollateralCC: 2.8%
$19,720,832		Bank of New York Mellon Corp. Institutional Cash Reserves	$19,240,310

		Total Securities Lending Collateral (Cost $19,720,832)	19,240,310

		Total Short-Term Investments (Cost $43,665,496)	43,184,974

	Total Investments in Securities
	(Cost $715,644,650)*	103.6%	$727,110,087
	Other Assets and Liabilities - Net	(3.6)	(25,249,621)

	Net Assets	100.0%	$701,860,466

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $737,161,123.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$50,630,712
Gross Unrealized Depreciation	(60,681,748)

Net Unrealized Depreciation	$(10,051,036)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Common Stock**	$680,993,109	$—	$—
Preferred Stock	—	2,932,004	—
Short-Term Investments	23,944,664	19,240,310	—

Total	$704,937,773	$22,172,314	$—

Other Financial Instruments***	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2009 (Unaudited)

Country Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.8%

		Australia: 2.7%
465,099		CSL Ltd.	$12,025,695

			12,025,695

		Belgium: 3.5%
437,335		Anheuser-Busch InBev NV	15,857,582

			15,857,582

		Brazil: 7.4%
586,086		Banco Itau Holding Financeira SA ADR	9,277,741
506,686		Gafisa SA	4,176,055
317,042		Petroleo Brasileiro SA ADR	12,992,381
387,000	L	Vale SA ADR	6,822,810

			33,268,987

		Canada: 3.5%
58,514		Petro-Canada	2,259,768
110,295		Potash Corp. of Saskatchewan	10,262,950
111,533		Suncor Energy, Inc.	3,391,585

			15,914,303

		China: 1.2%
7,504,000		Industrial and Commercial Bank of China Ltd.	5,197,923

			5,197,923

		Denmark: 4.6%
284,873	@	Vestas Wind Systems A/S	20,443,814

			20,443,814

		France: 3.9%
112,352		Accor SA	4,476,372
99,187		Alstom	5,889,403
109,943		BNP Paribas	7,169,674

			17,535,449

		Germany: 2.8%
117,927		Bayerische Motoren Werke AG	4,454,707
151,218		DaimlerChrysler AG	5,491,600
50,464		Hochtief AG	2,548,336

			12,494,643

		Hong Kong: 4.4%
648,000		Cheung Kong Holdings Ltd.	7,409,310
3,813,400		CNOOC Ltd.	4,697,545
950,500		Esprit Holdings Ltd.	5,280,814
671,000		Hang Lung Properties Ltd.	2,209,624

			19,597,293

		India: 1.7%
227,257		ICICI Bank Ltd. ADR	6,704,082
9,000		Reliance Industries — Spons GDR	750,315

			7,454,397

		Ireland: 0.6%
117,113		CRH PLC	2,691,756

			2,691,756

		Israel: 2.6%
232,853		Teva Pharmaceutical Industries Ltd. ADR	11,488,967

			11,488,967

		Japan: 9.5%
143,986		Daikin Industries Ltd.	4,633,971
1,495,000	L	Daiwa Securities Group, Inc.	8,883,586
150,700		Honda Motor Co., Ltd.	4,145,885
2,151,000		Marubeni Corp.	9,513,414
4,636,100	L	Mizuho Financial Group, Inc.	10,771,221
264,000		Sumitomo Realty & Development Co., Ltd.	4,820,296

			42,768,373

		Mexico: 3.1%
1,473,100	@	Cemex SA de CV ADR	13,758,754

			13,758,754

		Netherlands: 1.5%
306,981		ASML Holding NV	6,653,827

			6,653,827

		Singapore: 4.0%
3,516,500		CapitaLand Ltd.	8,940,864
747,000		DBS Group Holdings Ltd.	6,056,041
296,000		Singapore Airlines Ltd.	2,709,938

			17,706,843

		South Korea: 0.5%
40,874		Hyundai Motor Co.	2,364,094

			2,364,094

		Spain: 6.7%
399,389		Banco Bilbao Vizcaya Argentaria SA	5,028,923
530,339		Gamesa Corp. Tecnologica SA	10,111,017
663,700		Telefonica SA	15,072,412

			30,212,352

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Sweden: 0.5%
47,542		Hennes & Mauritz AB	$2,373,977
			2,373,977

		Switzerland: 13.0%
293,954	@	ABB Ltd.	4,641,733
78,548	@	Actelion Ltd. — Reg	4,117,031
123,387		Compagnie Financiere Richemont SA	2,572,409
414,908		Credit Suisse Group	19,009,422
160,697		Julius Baer Holding AG — Reg	6,249,860
115,340		Lonza Group AG	11,473,759
268,992		Nestle SA	10,156,720

			58,220,934

		Taiwan: 4.5%
2,936,237		HON HAI Precision Industry Co., Ltd.	9,004,635
1,168,898		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,999,330

			20,003,965

		United Kingdom: 9.6%
240,791		BG Group PLC	4,054,841
1,713,472		BP PLC	13,539,524
110,879		Reckitt Benckiser PLC	5,063,610
841,820		Tesco PLC	4,916,100
7,817,310		Vodafone Group PLC	15,204,189

			42,778,264

		United States: 4.0%
121,303	@	NII Holdings, Inc.	2,313,248
209,404	@	Transocean, Ltd.	15,556,623

			17,869,871

		Total Common Stock (Cost $422,522,294)	428,682,063

SHORT-TERM INVESTMENTS: 7.2%

		Affiliated Mutual Fund: 3.4%
15,270,181		ING Institutional Prime Money Market Fund — Class I	15,270,181

		Total Mutual Fund (Cost $15,270,181)	15,270,181

Principal
Amount			Value

		Securities Lending CollateralCC: 3.8%
$17,419,562		Bank of New York Mellon Corp. Institutional Cash Reserves	$17,239,292

		Total Securities Lending Collateral (Cost $17,419,562)	17,239,292

		Total Short-Term Investments (Cost $32,689,743)	32,509,473

	Total Investments in Securities
	(Cost $455,212,037)*	103.0%	$461,191,536
	Other Assets and Liabilities - Net	(3.0)	(13,581,580)

	Net Assets	100.0%	$447,609,956

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $488,092,271.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$43,335,042
Gross Unrealized Depreciation	(70,235,777)

Net Unrealized Depreciation	$(26,900,735)

Percentage of
Industry	Net Assets

Airlines	0.6%
Auto Manufacturers	3.7
Banks	16.9
Beverages	3.5
Biotechnology	2.7
Building Materials	4.7
Chemicals	4.9
Distribution/Wholesale	2.1
Diversified Financial Services	2.0
Electrical Components & Equipment	6.8
Electronics	2.0
Engineering & Construction	1.6
Food	3.4
Home Builders	0.9
Household Products/Wares	1.1
Lodging	1.0
Machinery — Diversified	1.3
Mining	1.5
Oil & Gas	12.8
Pharmaceuticals	3.5
Real Estate	5.2
Retail	2.3
Semiconductors	4.0
Telecommunications	7.3
Short-Term Investments	7.2
Other Assets and Liabilities — Net	(3.0)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Australia	$—	$12,025,695	$—
Belgium	—	15,857,582	—
Brazil	23,991,246	9,277,741	—
Canada	15,914,303	—	—
China	—	5,197,923	—
Denmark	—	20,443,814	—
France	—	17,535,449	—
Germany	—	12,494,643	—
Hong Kong	—	19,597,293	—
India	6,704,082	750,315	—
Ireland	—	2,691,756	—
Israel	11,488,967	—	—
Japan	—	42,768,373	—
Mexico	13,758,754	—	—
Netherlands	—	6,653,827	—
Singapore	—	17,706,843	—
South Korea	—	2,364,094	—
Spain	—	30,212,352	—
Sweden	—	2,373,977	—
Switzerland	—	58,220,934	—
Taiwan	10,999,330	9,004,635	—
United Kingdom	—	42,778,264	—
United States	17,869,871	—	—

Total Common Stock	100,726,553	327,955,510	—

Short-Term Investments	15,270,181	17,239,292	—

Total	$115,996,734	$345,194,802	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2009 (Unaudited)

Investment Type Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 58.0%

		Advertising: 0.6%
197,320		Omnicom Group	$6,231,366

			6,231,366

		Aerospace/Defense: 4.0%
12,240		Goodrich Corp.	611,633
246,060		Lockheed Martin Corp.	19,844,739
190,770		Northrop Grumman Corp.	8,714,374
193,770		United Technologies Corp.	10,068,289

			39,239,035

		Agriculture: 2.2%
66,557	S	Altria Group, Inc.	1,090,869
42,470		Lorillard, Inc.	2,878,192
404,300		Philip Morris International, Inc.	17,635,566

			21,604,627

		Apparel: 0.7%
133,300		Nike, Inc.	6,902,274

			6,902,274

		Auto Parts & Equipment: 0.3%
118,720		Johnson Controls, Inc.	2,578,598

			2,578,598

		Banks: 7.4%
197,320		Bank of America Corp.	2,604,624
479,396		Bank of New York Mellon Corp.	14,051,097
94,830		Goldman Sachs Group, Inc.	13,981,735
540,480	S	JPMorgan Chase & Co.	18,435,773
106,810		PNC Financial Services Group, Inc.	4,145,296
213,940		Regions Financial Corp.	864,318
207,940		State Street Corp.	9,814,768
360,840		Wells Fargo & Co.	8,753,978

			72,651,589

		Beverages: 1.7%
422,567	@@	Diageo PLC	6,069,376
39,810	@@	Heineken NV	1,483,662
27,040		Molson Coors Brewing Co.	1,144,603
144,310		PepsiCo, Inc.	7,931,278

			16,628,919

		Biotechnology: 0.2%
40,820	@	Genzyme Corp.	2,272,449

			2,272,449

		Chemicals: 1.5%
82,490		Air Products & Chemicals, Inc.	5,328,029
172,470		PPG Industries, Inc.	7,571,433
41,950		Sherwin-Williams Co.	2,254,813

			15,154,275

		Commercial Services: 0.7%
30,110	@	Apollo Group, Inc. — Class A	2,141,423
22,580		Automatic Data Processing, Inc.	800,235
20,930		Visa, Inc.	1,303,102
185,890		Western Union Co.	3,048,596

			7,293,356

		Computers: 2.0%
182,050	@@	Accenture Ltd.	6,091,393
157,699		Hewlett-Packard Co.	6,095,066
75,580		International Business Machines Corp.	7,892,064

			20,078,523

		Cosmetics/Personal Care: 0.9%
171,294		Procter & Gamble Co.	8,753,123

			8,753,123

		Distribution/Wholesale: 0.4%
45,360		WW Grainger, Inc.	3,714,077

			3,714,077

		Diversified Financial Services: 0.5%
69,620		Charles Schwab Corp.	1,221,135
11,000	@@	Deutsche Boerse AG	856,075
18,615		Franklin Resources, Inc.	1,340,466
88,890		Invesco Ltd.	1,584,020

			5,001,696

		Electric: 3.5%
44,860		Allegheny Energy, Inc.	1,150,659
64,950		American Electric Power Co., Inc.	1,876,406
58,690		CMS Energy Corp.	708,975
122,440		Dominion Resources, Inc.	4,091,945
26,460		Entergy Corp.	2,051,179
119,782		FPL Group, Inc.	6,810,805
23,070		Northeast Utilities	514,692
103,360	@	NRG Energy, Inc.	2,683,226
77,270		Pacific Gas & Electric Co.	2,970,259
132,520		PPL Corp.	4,367,859
36,200		Progress Energy, Inc.	1,369,446
169,720		Public Service Enterprise Group, Inc.	5,537,964

			34,133,415

		Electronics: 0.8%
90,710	@	Agilent Technologies, Inc.	1,842,320
28,240	@	Thermo Electron Corp.	1,151,345

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Electronics (continued)
94,600	@,@@	Tyco Electronics Ltd.	$1,758,614
56,570	@	Waters Corp.	2,911,658

			7,663,937

		Energy — Alternate Sources: 0.1%
3,600	@	First Solar, Inc.	583,632

			583,632

		Food: 2.4%
35,740		General Mills, Inc.	2,002,155
27,730	@@	Groupe Danone	1,374,990
50,353		JM Smucker Co.	2,450,177
86,453		Kellogg Co.	4,026,116
205,350		Kroger Co.	4,527,968
252,010	@@	Nestle SA	9,515,506

			23,896,912

		Gas: 0.3%
57,460		Sempra Energy	2,851,740

			2,851,740

		Healthcare — Products: 1.9%
8,500		Becton Dickinson & Co.	606,135
40,700		Densply International, Inc.	1,242,164
188,520		Johnson & Johnson	10,707,936
189,790		Medtronic, Inc.	6,621,773

			19,178,008

		Healthcare — Services: 0.5%
48,148		UnitedHealth Group, Inc.	1,202,737
64,470	@	WellPoint, Inc.	3,280,878

			4,483,615

		Home Builders: 0.1%
127,100	L	Pulte Homes, Inc.	1,122,293

			1,122,293

		Household Products/Wares: 0.2%
34,070		Clorox Co.	1,902,128

			1,902,128

		Insurance: 3.3%
315,830	S	Allstate Corp.	7,706,252
52,960		AON Corp.	2,005,595
44,750		Chubb Corp.	1,784,630
440,920		Metlife, Inc.	13,232,009
74,900		Prudential Financial, Inc.	2,787,778
134,660		Travelers Cos., Inc.	5,526,446

			33,042,710

		Internet: 0.1%
2,850	@	Google, Inc. — Class A	1,201,532

			1,201,532

		Machinery — Diversified: 0.2%
28,870		Deere & Co.	1,153,357
27,090		Rockwell Automation, Inc.	870,131

			2,023,488

		Media: 0.8%
260,950		Walt Disney Co.	6,087,964
217,805	@@	WPP PLC	1,448,401

			7,536,365

		Mining: 0.1%
53,100		Alcoa, Inc.	548,523

			548,523

		Miscellaneous Manufacturing: 1.4%
104,140		3M Co.	6,258,814
61,860		Danaher Corp.	3,819,236
77,880		Eaton Corp.	3,474,227

			13,552,277

		Oil & Gas: 7.5%
69,950		Anadarko Petroleum Corp.	3,175,031
132,430	S	Apache Corp.	9,554,825
139,857	S	Chevron Corp.	9,265,526
31,520		ConocoPhillips	1,325,731
69,220		Devon Energy Corp.	3,772,490
37,740		EOG Resources, Inc.	2,563,301
266,384		ExxonMobil Corp.	18,622,905
82,270		Hess Corp.	4,422,013
96,650		Marathon Oil Corp.	2,912,065
32,944		Noble Corp.	996,556
23,360		Noble Energy, Inc.	1,377,539
39,710		Occidental Petroleum Corp.	2,613,315
253,090	@@	Total SA ADR	13,725,071

			74,326,368

		Oil & Gas Services: 0.3%
40,990		Halliburton Co.	848,493
62,620	@	National Oilwell Varco, Inc.	2,045,169

			2,893,662

		Pharmaceuticals: 3.7%
132,880	S	Abbott Laboratories	6,250,675
80,140	@@	GlaxoSmithKline PLC	1,415,537
365,910		Merck & Co., Inc.	10,230,844
18,820	@@	Merck KGaA	1,915,046
267,610		Pfizer, Inc.	4,014,150
7,830	@@	Roche Holding AG	1,066,855
264,100		Wyeth	11,987,499

			36,880,606

		Pipelines: 0.1%
91,182		Williams Cos., Inc.	1,423,351

			1,423,351

		Retail: 2.4%
273,748	S	CVS Caremark Corp.	8,724,357
51,190		Home Depot, Inc.	1,209,620
213,350		Macy’s, Inc.	2,508,996
159,910		Staples, Inc.	3,225,385
67,300		Target Corp.	2,656,331
112,690		Walgreen Co.	3,313,086
32,230		Wal-Mart Stores, Inc.	1,561,221
			23,198,996

		Semiconductors: 0.8%
458,010		Intel Corp.	7,580,066

			7,580,066

		Software: 0.9%
14,790		Dun & Bradstreet Corp.	1,201,096
364,968	@	Oracle Corp.	7,817,615

			9,018,711

		Telecommunications: 3.1%
713,206		AT&T, Inc.	17,716,025
74,000	@	Cisco Systems, Inc.	1,379,360
36,130		Embarq Corp.	1,519,628
116,630	@@,L	Nokia OYJ ADR	1,700,465
116,100	@@	Royal KPN NV	1,601,921
3,566,880	@@	Vodafone Group PLC	6,937,362

			30,854,761

		Toys/Games/Hobbies: 0.2%
72,910		Hasbro, Inc.	1,767,338

			1,767,338

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Transportation: 0.2%
6,096		Burlington Northern Santa Fe Corp.	$448,300
34,460		United Parcel Service, Inc. — Class B	1,722,655

			2,170,955

		Total Common Stock (Cost $619,666,064)	571,939,296

Principal
Amount			Value

CORPORATE BONDS/NOTES: 11.3%

		Aerospace/Defense: 0.2%
$1,754,000	@@,#, C	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	$1,745,535

			1,745,535

		Agriculture: 0.2%
614,000		Altria Group, Inc., 9.700%, due 11/10/18	705,033
689,000		Philip Morris International, Inc., 4.875%, due 05/16/13	723,664

			1,428,697

		Banks: 2.4%
617,000		Bank of America Corp., 5.490%, due 03/15/19	502,160
420,000	C	Bank of America Corp., 7.375%, due 05/15/14	434,307
590,000		Bank of America Corp., 7.625%, due 06/01/19	593,652
558,000	@@,#, C	BNP Paribas, 7.195%, due 12/31/49	408,330
1,268,000		Capital One Financial Corp., 6.150%, due 09/01/16	1,123,783
1,230,000	@@	Credit Suisse New York, 5.500%, due 05/01/14	1,279,244
837,000	@@,#, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	807,015
1,113,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17	1,059,399
690,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	720,876
1,011,000		Goldman Sachs Group, Inc., 7.500%, due 02/15/19	1,084,418
1,020,000		JPMorgan Chase & Co., 6.300%, due 04/23/19	1,027,800
900,000	@@	Kreditanstalt fuer Wiederaufbau, 4.875%, due 06/17/19	934,413
927,000	C	Morgan Stanley, 5.750%, due 10/18/16	890,010
1,320,000	C	Morgan Stanley, 6.625%, due 04/01/18	1,318,073
290,000	C	Morgan Stanley, 7.300%, due 05/13/19	301,243
1,431,000	@@,#, C	Natixis, 10.000%, due 04/29/49	859,718
497,000	@@,#, C	Nordea Bank AB, 5.424%, due 12/29/49	308,483
932,000		PNC Funding Corp., 5.625%, due 02/01/17	865,052
1,960,000	@@,#	Royal Bank of Scotland PLC, 2.625%, due 05/11/12	1,968,322
611,000	@@,#	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14	613,202
1,500,000	@@,#	Svenska Handelsbanken AB, 4.875%, due 06/10/14	1,486,493
1,280,000	@@,#	Unicredit Luxembourg Finance SA, 6.000%, due 10/31/17	1,148,280
1,619,000	@@,#, C	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,042,876
687,000		Wachovia Corp., 5.250%, due 08/01/14	673,017
2,157,000	@@,#, C	Woori Bank, 6.125%, due 05/03/16	1,986,213

			23,436,379

		Beverages: 0.4%
1,090,000	#,C	Anheuser-Busch InBev Worldwide, Inc., 8.000%, due 11/15/39	1,191,767
1,007,000	@@	Diageo Finance BV, 5.500%, due 04/01/13	1,059,595
360,000	C	Dr Pepper Snapple Group, Inc., 6.120%, due 05/01/13	373,003
437,000	C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	462,902
1,119,000	#,C	Miller Brewing Co., 5.500%, due 08/15/13	1,107,411

			4,194,678

		Building Materials: 0.0%
104,000	C	CRH America, Inc., 6.950%, due 03/15/12	104,567

			104,567

		Commercial Services: 0.2%
1,504,000	C	Western Union Co., 5.400%, due 11/17/11	1,572,764

			1,572,764

		Diversified Financial Services: 1.1%
1,788,000		American Express Co., 5.500%, due 09/12/16	1,627,314
421,000		General Electric Capital Corp., 5.450%, due 01/15/13	432,422
1,293,000		HSBC Finance Corp., 5.250%, due 01/14/11	1,302,202
1,159,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	897,722
990,000		Merrill Lynch & Co., Inc., 6.150%, due 04/25/13	992,229
507,000	@@,C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	444,438
1,413,000	@@	ORIX Corp., 5.480%, due 11/22/11	1,303,363
1,782,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	1,052,659
1,310,000	@@	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,357,617
517,000	#,C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	374,890
1,710,000	#,C	ZFS Finance USA Trust V, 6.500%, due 05/09/37	1,265,400

			11,050,256

		Electric: 1.3%
1,947,000	C	Bruce Mansfield Unit, 6.850%, due 06/01/34	1,714,418
902,000	@@,#, C	EDP Finance BV, 6.000%, due 02/02/18	927,736
1,268,000	@@,#, C	Enel Finance International SA, 6.250%, due 09/15/17	1,326,006
2,181,000	C	Exelon Generation Co., LLC, 6.950%, due 06/15/11	2,310,626
2,198,000	@@	Hydro Quebec, 6.300%, due 05/11/11	2,383,307
352,000	C	Midamerican Energy Holdings Co., 5.875%, due 10/01/12	375,158
377,000	C	Midamerican Funding, LLC, 6.927%, due 03/01/29	423,454

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Electric (continued)
$1,319,000	C	Oncor Electric Delivery Co., 7.000%, due 09/01/22	$1,395,979
755,000	C	PSEG Power, LLC, 5.500%, due 12/01/15	751,100
991,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	1,067,587

			12,675,371

		Environmental Control: 0.1%
1,095,000	C	Waste Management, Inc., 7.375%, due 08/01/10	1,141,351

			1,141,351

		Food: 0.0%
190,000	C	General Mills, Inc., 5.650%, due 02/15/19	198,950

			198,950

		Hand/Machine Tools: 0.1%
1,283,000	C	Kennametal, Inc., 7.200%, due 06/15/12	1,269,055

			1,269,055

		Healthcare — Products: 0.1%
442,000	C	Hospira, Inc., 5.550%, due 03/30/12	460,773
832,000	C	Hospira, Inc., 6.050%, due 03/30/17	813,763

			1,274,536

		Healthcare — Services: 0.2%
112,000	C	HCA, Inc., 8.750%, due 09/01/10	112,840
1,510,000	#,C	Roche Holdings, Inc., 6.000%, due 03/01/19	1,613,050

			1,725,890

		Household Products/Wares: 0.1%
1,385,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	1,390,709

			1,390,709

		Insurance: 0.4%
132,000	C	Allstate Corp., 5.550%, due 05/09/35	112,305
1,077,000	C	Allstate Corp., 6.125%, due 12/15/32	975,005
510,000	#	American International Group, Inc., 8.250%, due 08/15/18	300,533
1,854,000	C	Chubb Corp., 6.375%, due 03/29/67	1,485,336
480,000	#	Metropolitan Life Global Funding I, 5.125%, due 04/10/13	488,611
470,000	#	Metropolitan Life Global Funding I, 5.125%, due 06/10/14	466,844

			3,828,634

		Iron/Steel: 0.1%
1,462,000	@@,C	ArcelorMittal, 6.125%, due 06/01/18	1,281,354

			1,281,354

		Lodging: 0.1%
942,000	C	Wyndham Worldwide Corp., 6.000%, due 12/01/16	737,766

			737,766

		Machinery — Construction & Mining: 0.1%
873,000	@@,#, C	Atlas Copco AB, 5.600%, due 05/22/17	840,882

			840,882

		Media: 0.4%
1,028,000	C	COX Communications, Inc., 4.625%, due 06/01/13	1,012,311
1,329,000	C	Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,004,013
819,000		News America Holdings, 8.500%, due 02/23/25	833,351
1,029,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,154,950

			4,004,625

		Miscellaneous Manufacturing: 0.1%
1,182,000	@@,C	Tyco Electronics Group SA, 6.550%, due 10/01/17	1,074,820

			1,074,820

		Multi-National: 0.1%
800,000	@@,L	Asian Development Bank, 2.750%, due 05/21/14	788,722

			788,722

		Oil & Gas: 1.0%
1,140,000	C	Anadarko Petroleum Corp., 6.450%, due 09/15/36	1,027,849
740,000	C	ConocoPhillips, 6.000%, due 01/15/20	793,879
1,794,000	C	Devon OEI Operating, Inc., 7.250%, due 10/01/11	1,964,089
250,000	C	Hess Corp., 8.125%, due 02/15/19	285,101
659,000	@@,C	Husky Energy, Inc., 5.900%, due 06/15/14	690,149
676,000	@@,C	Husky Energy, Inc., 7.250%, due 12/15/19	739,950
313,000	@@,C	Nexen, Inc., 5.875%, due 03/10/35	269,010
1,403,000	@@,C	Petro-Canada, 6.050%, due 05/15/18	1,398,503
646,000	@@,#, C	Petroleos Mexicanos, 8.000%, due 05/03/19	704,140
925,000	@@,#, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	908,365
1,136,000	C	Valero Energy Corp., 6.875%, due 04/15/12	1,208,799

			9,989,834

		Pharmaceuticals: 0.4%
1,433,000	C	Allergan, Inc., 5.750%, due 04/01/16	1,414,692
712,000	C	Cardinal Health, Inc., 5.800%, due 10/15/16	690,184
453,000	C	GlaxoSmithKline Capital, Inc., 4.850%, due 05/15/13	474,274
730,000	C	Pfizer, Inc., 6.200%, due 03/15/19	799,816
460,000	C	Pfizer, Inc., 7.200%, due 03/15/39	548,055

			3,927,021

		Pipelines: 0.5%
1,024,000	C	CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	1,093,152
768,000	C	Enterprise Products Operating L.P., 6.500%, due 01/31/19	781,902

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Pipelines (continued)
$1,459,000	C	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	$1,529,759
15,000	C	Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	14,673
420,000	C	Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	445,327
778,000	C	Spectra Energy Capital, LLC, 8.000%, due 10/01/19	822,667

			4,687,480

		Real Estate: 0.5%
365,000	C	Boston Properties, Inc., 5.000%, due 06/01/15	328,775
1,637,000	C	HRPT Properties Trust, 6.250%, due 08/15/16	1,325,803
64,000	C	Kimco Realty Corp., 6.000%, due 11/30/12	60,664
1,635,000	C	Prologis, 5.750%, due 04/01/16	1,290,404
1,228,000	C	Simon Property Group LP, 5.875%, due 03/01/17	1,129,173
432,000	C	Vornado Realty LP, 4.750%, due 12/01/10	424,328

			4,559,147

		Retail: 0.4%
952,000	C	CVS Caremark Corp., 6.125%, due 08/15/16	987,588
418,000	C	Home Depot, Inc., 5.875%, due 12/16/36	369,958
941,000	C	Limited Brands, 5.250%, due 11/01/14	800,886
1,779,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,702,131

			3,860,563

		Telecommunications: 0.7%
1,070,000	C	AT&T, Inc., 6.550%, due 02/15/39	1,071,576
624,000	C	AT&T Mobility, LLC, 6.500%, due 12/15/11	673,567
1,000,000	@@,#, I	Qtel International Finance Ltd., 7.875%, due 06/10/19	1,020,863
1,230,000	@@,C	Rogers Communications, Inc., 6.800%, due 08/15/18	1,320,845
653,000	@@,C	Telecom Italia Capital SA, 5.250%, due 11/15/13	640,938
468,000	@@,C	Telefonica Europe BV, 7.750%, due 09/15/10	493,824
1,854,000	C	Verizon New York, Inc., 6.875%, due 04/01/12	1,966,145

			7,187,758

		Transportation: 0.1%
99,000	C	CSX Corp., 6.750%, due 03/15/11	103,968
796,000		CSX Corp., 7.900%, due 05/01/17	881,482

			985,450

		Total Corporate Bonds/Notes (Cost $116,195,437)	110,962,794

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.1%

		Federal Home Loan Mortgage Corporation##: 4.5%
8,140,187		4.500%, due 08/01/18-04/01/35	8,250,024
11,643,941		5.000%, due 03/01/18-10/01/35	11,937,509
10,072,580		5.500%, due 01/01/19-12/01/33	10,462,803
10,334,393		6.000%, due 04/01/16-08/01/34	10,862,700
3,215,444		6.500%, due 10/01/34-07/01/37	3,429,213

			44,942,249

		Federal National Mortgage Association##: 9.1%
149,362		4.010%, due 08/01/13	152,615
455,156		4.021%, due 08/01/13	466,906
4,605,182		4.500%, due 04/01/18-09/01/35	4,699,456
834,700		4.582%, due 05/01/14	867,643
371,996		4.630%, due 04/01/14	386,980
90,756		4.767%, due 04/01/13	95,090
734,955		4.791%, due 12/01/12	770,135
401,197		4.840%, due 08/01/14	421,481
29,881		4.845%, due 06/01/13	31,406
19,388		4.872%, due 02/01/14	20,309
414,846		4.880%, due 03/01/20	427,937
675,309		4.921%, due 04/01/15	708,564
248,000		4.940%, due 08/01/15	258,436
2,990,000	W	5.000%, due 07/01/37	3,044,660
13,600,371		5.000%, due 11/01/17-07/01/35	14,001,308
8,531		5.190%, due 11/01/15	9,054
346,285		5.370%, due 02/01/13-05/01/18	368,773
16,549		5.450%, due 04/01/17	17,700
291,775		5.466%, due 11/01/15	313,520
32,571,462		5.500%, due 11/01/17-04/01/35	33,850,711
19,333,111		6.000%, due 02/01/17-12/01/35	20,350,457
7,049		6.253%, due 09/01/11	7,500
224,455		6.330%, due 03/01/11	237,721
6,485,855		6.500%, due 06/01/31-02/01/37	6,948,893
1,046,000		6.625%, due 11/15/10	1,129,401
290,133		7.500%, due 02/01/30-02/01/32	316,770

			89,903,426

		Government National Mortgage Association: 1.4%
995,153		4.500%, due 07/20/33-12/20/34	998,708
2,990,000	W	5.000%, due 07/15/33	3,048,398
1,059,369		5.000%, due 07/20/33-10/15/34	1,085,031
4,444,228		5.500%, due 11/15/32-08/15/33	4,618,891
3,553,043		6.000%, due 04/15/33-07/15/34	3,719,665

			13,470,693

		Other U.S. Agency Obligations: 0.1%
425,000		Financing Corp., 9.650%, due 11/02/18	587,330

			587,330

		Total U.S. Government Agency Obligations (Cost $143,883,652)	148,903,698

U.S. TREASURY OBLIGATIONS: 9.0%

		U.S. Treasury Bonds: 3.8%
10,835,000		3.750%, due 11/15/18	11,025,512
6,383,000		4.125%, due 08/31/12	6,857,742
1,164,000		4.500%, due 02/15/36	1,199,466
485,000		4.750%, due 08/15/17	531,833
82,000		5.000%, due 05/15/37	91,276
978,000		5.125%, due 05/15/16	1,097,195
6,948,000		5.375%, due 02/15/31	7,977,179
1,500,000		6.000%, due 02/15/26	1,809,611
390,000		8.000%, due 11/15/21	538,200
4,440,000		8.500%, due 02/15/20	6,245,140

			37,373,154

		U.S. Treasury Notes: 5.2%
5,301,000	L	0.875%, due 02/28/11	5,298,949
4,247,000		1.500%, due 12/31/13	4,092,052
1,682,000		2.000%, due 11/30/13	1,657,823
1,665,000		2.375%, due 08/31/10	1,700,057
663,000		2.625%, due 02/29/16	643,577
4,105,000		3.125%, due 09/30/13	4,248,035

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		U.S. Treasury Notes (continued)
$3,800,000		3.500%, due 05/31/13	$4,004,847
4,501,000		3.875%, due 02/15/13	4,799,547
22,125,000		5.125%, due 06/30/11	23,872,543
232,000		6.500%, due 02/15/10	240,836
390,000		6.750%, due 08/15/26	507,670
57,000		9.875%, due 11/15/15	79,649

			51,145,585

		Total U.S. Treasury Obligations (Cost $87,450,101)	88,518,739

ASSET-BACKED SECURITIES: 0.8%

		Home Equity Asset-Backed Securities: 0.1%
1,481,000	#	Bayview Financial Revolving Mortgage Loan Trust, 1.108%, due 12/28/40	546,045
1,076,000		GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36	356,418
1,204,000		Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	363,405

			1,265,868

		Other Asset-Backed Securities: 0.7%
4,516		Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	4,285
128,451		Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	125,576
919,000		Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	400,381
569,345		Small Business Administration, 4.770%, due 04/01/24	590,179
841,632		Small Business Administration, 4.990%, due 09/01/24	875,407
3,070,673		Small Business Administration, 5.110%, due 08/01/25	3,202,800
910,503		Small Business Administration, 5.180%, due 05/01/24	951,964
948,089		Structured Asset Securities Corp., 4.670%, due 03/25/35	787,940

			6,938,532

		Total Asset-Backed Securities (Cost $11,151,983)	8,204,400

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.9%
1,599,000	C	Banc of America Commercial Mortgage, Inc., 5.414%, due 09/10/47	1,279,170
299,000	C	Banc of America Commercial Mortgage, Inc., 5.634%, due 07/10/46	236,750
2,000,000	C	Banc of America Commercial Mortgage, Inc., 5.935%, due 02/10/51	1,618,766
31,618	#,C	BlackRock Capital Finance LP, 7.750%, due 09/25/26	19,022
3,050,000	C	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	2,419,904
990,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49	733,206
1,442,297	C	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	994,550
654,610	C	Entergy Louisiana, LLC, 8.090%, due 01/02/17	629,850
1,064,000	C	FHLMC Multifamily Structured Pass-Through Certificates, 5.085%, due 03/25/19	1,104,707
1,102,000	C	GE Capital Commercial Mortgage Corp., 5.515%, due 03/10/44	568,689
1,106,262	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,080,445
1,660,000	C	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,536,949
122,000	C	Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39	64,659
533,313	C	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	436,364
1,180,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42	805,219
1,452,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37	887,673
1,660,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.401%, due 05/15/41	1,471,302
637,059	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	470,691
620,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, due 12/12/43	502,833
1,007,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	805,890
1,000,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.007%, due 06/15/49	766,451
1,037,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.065%, due 04/15/45	882,888
789,000	C	Merrill Lynch Mortgage Trust, 6.022%, due 06/12/50	143,657
36,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.650%, due 02/12/39	18,770
1,442,297	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810%, due 06/12/50	1,035,542
6,811,667	#,C,	Morgan Stanley Capital I, 1.035%, due 11/15/30	143,114
1,664,551	#,C	Nomura Asset Securities Corp., 9.761%, due 04/04/27	1,765,836
772,000	C	RAAC Series, 4.971%, due 09/25/34	542,582
1,269,883	#,C	Spirit Master Funding, LLC, 5.050%, due 07/20/23	917,295
492,656	#,C	System Energy Resources, Inc., 5.129%, due 01/15/14	453,862
70,000	C	Wachovia Bank Commercial Mortgage Trust, 4.750%, due 05/15/44	43,722
1,447,152	C	Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,275,248
617,962	C	Wachovia Bank Commercial Mortgage Trust, 5.795%, due 07/15/45	320,471

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

$2,400,000	C	Wachovia Bank Commercial Mortgage Trust, 6.100%, due 02/15/51	$1,773,867
1,387,000	C	Wachovia Bank Commercial Mortgage Trust, 6.158%, due 06/15/45	735,086

		Total Collateralized Mortgage Obligations (Cost $35,937,371)	28,485,030

MUNICIPAL BONDS: 0.3%

		California: 0.1%
320,000		State of California, 7.500%, due 04/01/34	294,154
900,000		State of California, 7.550%, due 04/01/39	822,528

			1,116,682

		New Jersey: 0.1%
900,000		New Jersey State Turnpike Authority, 7.414%, due 01/01/40	1,067,112

			1,067,112

		New York: 0.1%
920,000		Metropolitan Transportation Authority, 7.336%, due 11/15/39	1,093,687

			1,093,687

		Total Municipal Bonds (Cost $3,148,997)	3,277,481

OTHER BONDS: 0.3%

		Foreign Government Bonds: 0.3%
1,106,000	#	MDC-GMTN B.V., 7.625%, due 05/06/19	1,071,202
1,884,000		Province of Ontario Canada, 5.000%, due 10/18/11	2,018,399

		Total Other Bonds (Cost $2,987,912)	3,089,601

		Total Long-Term Investments (Cost $1,020,421,517)	963,381,039

SHORT-TERM INVESTMENTS: 2.7%

		Commercial Paper: 2.1%
20,760,000		Citigroup Funding, Inc., 0.180%, due 07/01/09	20,759,896

		Total Commercial Paper (Cost $20,759,896)	20,759,896

		Securities Lending CollateralCC: 0.6%
5,981,369		Bank of New York Mellon Corp. Institutional Cash Reserves	5,504,305

		Total Securities Lending Collateral (Cost $5,981,369)	5,504,305

		Total Short-Term Investments (Cost $26,741,265)	26,264,201

	Total Investments in Securities
	(Cost $1,047,162,782)*	100.4%	$989,645,240
	Other Assets and Liabilities - Net	(0.4)	(3,698,945)

	Net Assets	100.0%	$985,946,295

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
W	Settlement is on a when-issued or delayed-delivery basis.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

*	Cost for federal income tax purposes is $1,075,711,243.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$28,003,044
Gross Unrealized Depreciation	(114,069,047)

Net Unrealized Depreciation	$(86,066,003)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Advertising	$6,231,366	$—	$—
Aerospace/Defense	39,239,035	—	—
Agriculture	21,604,627	—	—
Apparel	6,902,274	—	—
Auto Parts & Equipment	2,578,598	—	—
Banks	72,651,589	—	—
Beverages	9,075,881	7,553,038	—
Biotechnology	2,272,449	—	—
Chemicals	15,154,275	—	—
Commercial Services	7,293,356	—	—
Computers	20,078,523	—	—
Cosmetics/Personal Care	8,753,123	—	—
Distribution/Wholesale	3,714,077	—	—
Diversified Financial Services	4,145,621	856,075	—
Electric	34,133,415	—	—
Electronics	7,663,937	—	—
Energy — Alternate Sources	583,632	—	—
Food	13,006,416	10,890,496	—
Gas	2,851,740	—	—
Healthcare — Products	19,178,008	—	—
Healthcare — Services	4,483,615	—	—
Home Builders	1,122,293	—	—
Household Products/Wares	1,902,128	—	—
Insurance	33,042,710	—	—
Internet	1,201,532	—	—
Machinery — Diversified	2,023,488	—	—
Media	6,087,964	1,448,401	—
Mining	548,523	—	—
Miscellaneous Manufacturing	13,552,277	—	—
Oil & Gas	74,326,368	—	—
Oil & Gas Services	2,893,662	—	—
Pharmaceuticals	32,483,168	4,397,438	—
Pipelines	1,423,351	—	—
Retail	23,198,996	—	—
Semiconductors	7,580,066	—	—
Software	9,018,711	—	—
Telecommunications	22,315,478	8,539,283	—
Toys/Games/Hobbies	1,767,338	—	—
Transportation	2,170,955	—	—

Total Common Stock	538,254,565	33,684,731	—

Corporate Bonds/Notes	—	110,174,072	788,722
U.S. Government Agency Obligations	—	148,903,698	—
U.S. Treasury Obligations	—	88,518,739	—
Asset-Backed Securities	—	7,658,355	546,045
Collateralized Mortgage Obligations	—	27,361,301	1,123,729
Municipal Bonds	—	3,277,481	—
Other Bonds	—	3,089,601	—
Short-Term Investments	—	26,264,201	—

Total	$538,254,565	$448,932,179	$2,458,496

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning	Net	Accrued	Total	Total Unrealized	Net Transfers	Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	In/(Out)	Balance
	12/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	of Level 3	at 06/30/09

Corporate Bonds/Notes	$—	$797,296	$—	$—	$(8,574)	$—	$788,722
Asset-Backed Securities	918,220	—	—	—	(372,175)	—	546,045
Collateralized Mortgage Obligations	19,205	1,081,960	(53)	—	22,617	—	1,123,729

Total	$937,425	$1,879,256	$(53)	$—	$(358,132)	$—	$2,458,496

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $(933,616). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 91.6%

		Electric: 45.5%
1,605,880	@	AES Corp.	$18,644,267
408,200		Allegheny Energy, Inc.	10,470,330
342,610		American Electric Power Co., Inc.	9,898,003
221,440	@@	CEZ A/S	9,897,576
1,081,670		CMS Energy Corp.	13,066,574
221,590		Constellation Energy Group, Inc.	5,889,862
76,800		Dominion Resources, Inc.	2,566,656
308,600		DPL, Inc.	7,150,262
1,043,030	@	Dynegy, Inc. — Class A	2,367,678
425,547	@@	E.ON AG	15,106,059
52,130	S	Edison International	1,640,010
54,000		Entergy Corp.	4,186,080
90,100		FirstEnergy Corp.	3,491,375
42,400	@@	Fortum OYJ	966,436
73,700		FPL Group, Inc.	4,190,582
147,760	@@	Gaz de France	5,531,002
37,240		Great Plains Energy, Inc.	579,082
132,679	@@	Iberdrola SA	1,081,946
262,600		Northeast Utilities	5,858,606
804,614	@,S	NRG Energy, Inc.	20,887,779
53,100		OGE Energy Corp.	1,503,792
32,400		Pepco Holdings, Inc.	435,456
448,000		PPL Corp.	14,766,080
156,050		Progress Energy, Inc.	5,903,372
341,320		Public Service Enterprise Group, Inc.	11,137,272
191,034	@@	Red Electrica de Espana	8,659,549
26,000	@@	RWE AG	2,050,351
153,900		Westar Energy, Inc.	2,888,703
80,800		Wisconsin Energy Corp.	3,289,368

			194,104,108

		Energy — Alternate Sources: 0.2%
50,400	@	Covanta Holding Corp.	854,784

			854,784

		Gas: 4.6%
73,500		CenterPoint Energy, Inc.	814,380
194,850	@@	Enagas	3,845,294
255,600		NiSource, Inc.	2,980,296
238,520		Sempra Energy	11,837,748

			19,477,718

		Media: 3.6%
544,300		Comcast Corp. — Special Class A	7,674,630
66,300	@	DIRECTV Group, Inc.	1,638,273
196,226	@	Time Warner Cable, Inc.	6,214,477

			15,527,380

		Oil & Gas: 7.3%
451,830		EQT Corp.	15,773,385
410,690		Questar Corp.	12,756,031
5,300	@	Transocean, Ltd.	393,737
53,055		XTO Energy, Inc.	2,023,518

			30,946,671

		Pipelines: 4.8%
809,610		El Paso Corp.	7,472,700
43,800		Oneok, Inc.	1,291,662
308,530		Spectra Energy Corp.	5,220,328
429,041		Williams Cos., Inc.	6,697,330

			20,682,020

		Telecommunications: 25.6%
158,120	@@	America Movil SA de CV — Series L ADR	6,122,406
28,500	@	American Tower Corp.	898,605
412,410		AT&T, Inc.	10,244,264
463,760	@@	Cellcom Israel Ltd.	12,322,103
44,100	@	Crown Castle International Corp.	1,059,282
199,600		Frontier Communications Corp.	1,425,144
25,000	@,@@	GVT Holding SA	415,029
296,900	@	MetroPCS Communications, Inc.	3,951,739
104,330	@@	Mobile Telesystems Finance SA ADR	3,852,907
253,140	@@	MTN Group Ltd.	3,887,830
166,520	@	NII Holdings, Inc.	3,175,536
35,300	@@	Partner Communications ADR	603,277
17,500	@@	Philippine Long Distance Telephone Co.	867,750
34,600	@@	Philippine Long Distance Telephone Co. ADR	1,720,312
372,700	@@	Rogers Communications, Inc. — Class B (Canadian Denominated Security)	9,580,647
526,590	@@	Royal KPN NV	7,265,767
45,000	@	Sprint Nextel Corp.	216,450
400,380	@@	Telefonica SA	9,092,500
63,100		Verizon Communications, Inc.	1,939,063
122,900	@@	Vimpel-Communications OAO ADR	1,446,533
921,100		Virgin Media, Inc.	8,612,285
227,600	@@	Vivo Participacoes SA ADR	4,310,744
4,848,110	@@	Vodafone Group PLC	9,429,276
803,214		Windstream Corp.	6,714,869

			109,154,318

		Total Common Stock (Cost $452,984,002)	390,746,999

PREFERRED STOCK: 4.1%

		Electric: 3.3%
515,387	@@	AES Tiete SA	5,386,642
471,520	@@	Eletropaulo Metropolitana de Sao Paulo SA	8,275,362
11,510		Great Plains Energy, Inc.	661,825

			14,323,829

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Pipelines: 0.8%
4,230		El Paso Corp.	$3,279,308

			3,279,308

		Total Preferred Stock (Cost $16,419,421)	17,603,137

Principal
Amount			Value

CONVERTIBLE BONDS: 1.9%

		Energy — Alternate Sources: 0.8%
$3,017,620	#,I	Covanta Holding Corp., 3.250%, due 06/01/14	$3,277,890

			3,277,890

		Telecommunications: 1.1%
791,000		NII Holdings, Inc., 3.125%, due 06/15/12	612,036
5,462,000	#,I	Virgin Media, Inc., 6.500%, due 11/15/16	4,260,360

			4,872,396

		Total Convertible Bonds (Cost $6,543,008)	8,150,286

CORPORATE BONDS/NOTES: 1.4%

		Electric: 0.6%
2,315,000	#,C, I	AES Corp., 9.750%, due 04/15/16	2,355,513

			2,355,513

		Media: 0.2%
825,000	#,C, I	CSC Holdings, Inc., 8.625%, due 02/15/19	806,438

			806,438

		Oil & Gas: 0.4%
1,821,000		Chesapeake Energy Corp., 9.500%, due 02/15/15	1,843,763

			1,843,763

		Telecommunications: 0.2%
850,000	@@,C	NTL Cable PLC, 9.500%, due 08/15/16	841,500

			841,500

		Total Corporate Bonds/Notes (Cost $5,558,873)	5,847,214

	Total Investments in Securities
	(Cost $481,505,304)*	99.0%	$422,347,636
	Other Assets and Liabilities - Net	1.0	4,168,401

	Net Assets	100.0%	$426,516,037

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security

*	Cost for federal income tax purposes is $496,573,742.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$18,640,546
Gross Unrealized Depreciation	(92,866,652)

Net Unrealized Depreciation	$(74,226,106)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Electric	$150,811,189	$43,292,919	$—
Energy — Alternate Sources	854,784	—	—
Gas	15,632,424	3,845,294	—
Media	15,527,380	—	—
Oil & Gas	30,946,671	—	—
Pipelines	20,682,020	—	—
Telecommunications	78,611,195	30,543,123	—

Total Common Stock	313,065,663	77,681,336	—

Preferred Stock	13,662,004	3,941,133	—
Convertible Bonds	—	8,150,286	—
Corporate Bonds/Notes	—	5,847,214	—

Total	$326,727,667	$95,619,969	$—

Other Financial Instruments**	—	(1,738,335)	—

Total	$—	$(1,738,335)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2009 (Unaudited) (continued)

based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

EU Euro EUR 160,420	Buy	7/15/09	218,553	225,049	$6,496
EU Euro EUR 172,662	Buy	7/15/09	233,585	242,224	8,639
EU Euro EUR 98,726	Buy	7/15/09	134,400	138,500	4,100
EU Euro EUR 176,904	Buy	7/15/09	245,498	248,174	2,676
EU Euro EUR 116,889	Buy	7/15/09	162,752	163,982	1,230
EU Euro EUR 122,273	Buy	7/15/09	170,767	171,534	767
EU Euro EUR 115,943	Buy	7/15/09	160,855	162,653	1,798
EU Euro EUR 184,563	Buy	7/20/09	248,570	258,921	10,351
EU Euro EUR 35,620	Buy	7/20/09	49,160	49,971	811
EU Euro EUR 2,035,285	Buy	7/20/09	2,875,593	2,855,271	(20,322)
EU Euro EUR 1,286	Buy	7/20/09	1,825	1,804	(21)
EU Euro EUR 435,507	Buy	7/20/09	623,767	610,966	(12,801)
EU Euro EUR 86,681	Buy	7/20/09	120,377	121,603	1,226
British Pound GBP 129,855	Buy	7/15/09	196,373	213,635	17,262
British Pound GBP 262,668	Buy	7/15/09	400,011	432,138	32,127
British Pound GBP 153,866	Buy	7/15/09	235,256	253,137	17,881
British Pound GBP 168,402	Buy	7/15/09	265,528	277,053	11,525
British Pound GBP 712,350	Buy	7/15/09	1,150,445	1,171,946	21,501
British Pound GBP 71,624	Buy	7/15/09	117,059	117,835	776
British Pound GBP 84,613	Buy	7/20/09	139,440	139,204	(236)

					$105,786

EU Euro EUR 168,995	Sell	7/15/09	229,391	237,080	$(7,689)
EU Euro EUR 45,882	Sell	7/15/09	64,804	64,367	437
EU Euro EUR 91,550	Sell	7/15/09	127,804	128,434	(630)
EU Euro EUR 137,261	Sell	7/15/09	192,427	192,561	(134)
EU Euro EUR 446,605	Sell	7/15/09	621,541	626,533	(4,992)
EU Euro EUR 25,670	Sell	7/15/09	36,184	36,011	173
EU Euro EUR 23,447,852	Sell	7/20/09	31,821,080	32,894,646	(1,073,566)
EU Euro EUR 164,328	Sell	7/20/09	222,916	230,533	(7,617)
EU Euro EUR 883,427	Sell	7/20/09	1,198,360	1,239,347	(40,987)
EU Euro EUR 846,961	Sell	7/20/09	1,149,326	1,188,190	(38,864)
EU Euro EUR 255,750	Sell	7/20/09	346,797	358,788	(11,991)
EU Euro EUR 87,746	Sell	7/20/09	122,356	123,098	(742)
British Pound GBP 3,079,648	Sell	7/15/09	4,666,838	5,066,585	(399,747)
British Pound GBP 1,984,685	Sell	7/15/09	3,007,117	3,265,171	(258,054)
British Pound GBP 76,492	Sell	7/15/09	126,126	125,844	282

					$(1,844,121)

For the six months ended June 30, 2009, net realized gain (loss) on forward foreign currency contracts and the net change in unrealized gain (loss) on forward foreign currency contracts can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into forward foreign currency contracts and the risks associated with forward foreign currency contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.8%

		Advertising: 0.0%
5,600	@	Clear Channel Outdoor Holdings, Inc.	$29,680
1,400		Harte-Hanks, Inc.	12,950

			42,630

		Aerospace/Defense: 3.1%
3,600	@	BE Aerospace, Inc.	51,696
22,700		Boeing Co.	964,750
300		Cubic Corp.	10,737
30,200		General Dynamics Corp.	1,672,778
5,500		Goodrich Corp.	274,835
6,900		L-3 Communications Holdings, Inc.	478,722
3,100		Lockheed Martin Corp.	250,015
33,200		Northrop Grumman Corp.	1,516,576
23,900		Raytheon Co.	1,061,877
5,000	@	Spirit Aerosystems Holdings, Inc.	68,700
3,100		Triumph Group, Inc.	124,000
20,600		United Technologies Corp.	1,070,376

			7,545,062

		Agriculture: 1.1%
23,400		Altria Group, Inc.	383,526
800	L	Bunge Ltd.	48,200
48,800		Philip Morris International, Inc.	2,128,656
300		Universal Corp.	9,933

			2,570,315

		Airlines: 0.0%
7,100		Skywest, Inc.	72,420

			72,420

		Apparel: 0.7%
4,800	@	Carter’s, Inc.	118,128
13,500		Coach, Inc.	362,880
11,900		Jones Apparel Group, Inc.	127,687
6,000		Nike, Inc.	310,680
3,100		Polo Ralph Lauren Corp.	165,974
9,200	@	Quiksilver, Inc.	17,020
1,900	@	Skechers USA, Inc.	18,563
7,900	@	Timberland Co.	104,833
10,900	@	Warnaco Group, Inc.	353,160
1,700		Wolverine World Wide, Inc.	37,502

			1,616,427

		Auto Manufacturers: 0.3%
3,900	@	Navistar International Corp.	170,040
11,300		Oshkosh Truck Corp.	164,302
9,900		Paccar, Inc.	321,849

			656,191

		Auto Parts & Equipment: 0.6%
8,300	@@	Autoliv, Inc.	238,791
7,500		BorgWarner, Inc.	256,125
6,800	@	Goodyear Tire & Rubber Co.	76,568
23,200		Johnson Controls, Inc.	503,904
6,000		Titan International, Inc.	44,820
15,500	@	TRW Automotive Holdings Corp.	175,150
10,500		WABCO Holdings, Inc.	185,850

			1,481,208

		Banks: 3.2%
108,708		Bank of America Corp.	1,434,946
4,300		Bank of New York Mellon Corp.	126,033
2,000		Capital One Financial Corp.	43,760
9,700		Goldman Sachs Group, Inc.	1,430,168
64,200		JPMorgan Chase & Co.	2,189,862
24,700		Morgan Stanley	704,197
2,800		Pacific Capital Bancorp.	5,992
800		PacWest Bancorp	10,528
25,200	@@,L	Popular, Inc.	55,440
18,500		Regions Financial Corp.	74,740
33,800		US Bancorp.	605,696
48,100		Wells Fargo & Co.	1,166,906

			7,848,268

		Beverages: 1.4%
45,700		Coca-Cola Co.	2,193,143
24,100		PepsiCo, Inc.	1,324,536

			3,517,679

		Biotechnology: 1.0%
25,800	@	Amgen, Inc.	1,365,852
8,800	@	Biogen Idec, Inc.	397,320
1,580	@	Facet Biotech Corp.	14,678
11,700	@	Gilead Sciences, Inc.	548,028
2,900	@	Martek Biosciences Corp.	61,335

			2,387,213

		Building Materials: 0.1%
4,000	@	Armstrong World Industries, Inc.	65,960
5,300		Lennox International, Inc.	170,183
300		Louisiana-Pacific Corp.	1,026
7,500	@	Owens Corning, Inc.	95,850

			333,019

		Chemicals: 1.6%
3,500		Air Products & Chemicals, Inc.	226,065
11,490		Ashland, Inc.	322,295
1,400		Cabot Corp.	17,612
3,000		CF Industries Holdings, Inc.	222,420
4,200		Cytec Industries, Inc.	78,204
11,300		Dow Chemical Co.	182,382
3,900		Eastman Chemical Co.	147,810
4,700		EI Du Pont de Nemours & Co.	120,414
5,000		Ferro Corp.	13,750

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Chemicals (continued)
2,900		HB Fuller Co.	$54,433
700		Minerals Technologies, Inc.	25,214
10,600		Monsanto Co.	788,004
23,600		Mosaic Co.	1,045,480
1,400		NewMarket Corp.	94,262
6,100	@@,L	Nova Chemicals Corp.	36,173
300		Olin Corp.	3,567
200	@	OM Group, Inc.	5,804
4,100	@	Rockwood Holdings, Inc.	60,024
9,500		RPM International, Inc.	133,380
9,500		Terra Industries, Inc.	230,090
400		Valhi, Inc.	2,972
6,700		Valspar Corp.	150,951
3,000		Westlake Chemical Corp.	61,170

			4,022,476

		Commercial Services: 1.4%
2,500	L	Aaron Rents, Inc.	74,550
2,100	@	Apollo Group, Inc. — Class A	149,352
3,000	@	Avis Budget Group, Inc.	16,950
1,200	@	Brink’s Home Security Holdings, Inc.	33,972
7,300	@	Career Education Corp.	181,697
1,500		Chemed Corp.	59,220
3,800	@	Corinthian Colleges, Inc.	64,334
1,800	@	CoStar Group, Inc.	71,766
6,100		Deluxe Corp.	78,141
6,400		Equifax, Inc.	167,040
700	@	First Advantage Corp.	10,647
4,900	@	Gartner, Inc.	74,774
23,800	@,L	Hertz Global Holdings, Inc.	190,162
4,900	@	Hewitt Associates, Inc.	145,922
3,700	@	Korn/Ferry International	39,368
5,800		Manpower, Inc.	245,572
700		Mastercard, Inc.	117,117
5,500	@	Monster Worldwide, Inc.	64,955
6,100	@,@@	Net 1 UEPS Technologies, Inc.	82,899
4,200	@	PHH Corp.	76,356
5,600	@	Rent-A-Center, Inc.	99,848
6,000	@	Resources Connection, Inc.	103,020
10,000		Robert Half International, Inc.	236,200
13,700		RR Donnelley & Sons Co.	159,194
4,900		SEI Investments Co.	88,396
8,800		Service Corp. International	48,224
1,580	@	Ticketmaster	10,144
10,300		Total System Services, Inc.	137,917
529	@,L	Tree.com, Inc.	5,078
2,800	@	TrueBlue, Inc.	23,520
7,943	@	United Rentals, Inc.	51,550
300		Viad Corp.	5,166
2,100	@	Vistaprint Ltd.	89,565
1,600		Watson Wyatt Worldwide, Inc.	60,048
27,500		Western Union Co.	451,000

			3,513,664

		Computers: 6.4%
6,300	@@	Accenture Ltd.	210,798
900	@	Affiliated Computer Services, Inc.	39,978
15,300	@	Apple, Inc.	2,179,179
30,600	@	Brocade Communications Systems, Inc.	239,292
8,200	@	Cadence Design Systems, Inc.	48,380
5,700	@	Computer Sciences Corp.	252,510
13,700	@	Dell, Inc.	188,101
1,400	@	DST Systems, Inc.	51,730
71,200	@	EMC Corp.	932,720
114,300		Hewlett-Packard Co.	4,417,695
44,700		International Business Machines Corp.	4,667,574
2,400		Jack Henry & Associates, Inc.	49,800
3,400	@	Lexmark International, Inc.	53,890
5,200	@	Mentor Graphics Corp.	28,444
7,200	@	Micros Systems, Inc.	182,304
11,600	@	Perot Systems Corp.	166,228
15,600	@	Sandisk Corp.	229,164
28,100		Seagate Technology, Inc.	293,926
130,700	X	Seagate Technology, Inc. — Escrow	1
40,200	@	Sun Microsystems, Inc.	370,644
600	@	SYKES Enterprises, Inc.	10,854
7,200	@,L	Synaptics, Inc.	278,280
9,200	@	Synopsys, Inc.	179,492
600		Syntel, Inc.	18,864
9,000	@	Teradata Corp.	210,870
4,100	@	Unisys Corp.	6,191
12,500	@	Western Digital Corp.	331,250

			15,638,159

		Cosmetics/Personal Care: 1.3%
900		Colgate-Palmolive Co.	63,666
62,832		Procter & Gamble Co.	3,210,715

			3,274,381

		Distribution/Wholesale: 0.4%
6,700	@	Fossil, Inc.	161,336
15,700	@	Ingram Micro, Inc.	274,750
3,200	@	Tech Data Corp.	104,672
2,200		Watsco, Inc.	107,646
9,700	@	Wesco International, Inc.	242,888

			891,292

		Diversified Financial Services: 1.8%
1,000	@	Affiliated Managers Group, Inc.	58,190
7,100		American Express Co.	165,004
12,200	@,L	AmeriCredit Corp.	165,310
8,100		Ameriprise Financial, Inc.	196,587
4,300		Blackrock, Inc.	754,306
27,800		CIT Group, Inc.	59,770
25,550		Discover Financial Services	262,399
1,100		Eaton Vance Corp.	29,425
15,900		Franklin Resources, Inc.	1,144,959
400		GAMCO Investors, Inc.	19,400
800	L	Greenhill & Co., Inc.	57,768
6,700	@	Interactive Brokers Group, Inc.	104,051
2,000	@	Investment Technology Group, Inc.	40,780
13,800		Janus Capital Group, Inc.	157,320
2,700		Jefferies Group, Inc.	57,591
4,700	@	Knight Capital Group, Inc.	80,135
5,000		NYSE Euronext	136,250
500		Student Loan Corp.	18,600
10,800		T. Rowe Price Group, Inc.	450,036
30,400	@	TD Ameritrade Holding Corp.	533,216
275	@	Virtus Investment Partners	4,040
800		Waddell & Reed Financial, Inc.	21,096

			4,516,233

		Electric: 0.7%
15,400		American Electric Power Co., Inc.	444,906
2,800		Avista Corp.	49,868
52,400		Duke Energy Corp.	764,516
1,000		Exelon Corp.	51,210
1,400		Integrys Energy Group, Inc.	41,986
6,200		Pacific Gas & Electric Co.	238,328
17,800	@	RRI Energy, Inc.	89,178

			1,679,992

		Electrical Components & Equipment: 0.7%
9,300		Belden CDT, Inc.	155,310
30,400		Emerson Electric Co.	984,960
25,900	@	GrafTech International Ltd.	292,929

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Electrical Components & Equipment (continued)
3,800		Hubbell, Inc.	$121,828
12,400		Molex, Inc.	192,820

			1,747,847

		Electronics: 1.5%
13,800	@	Agilent Technologies, Inc.	280,278
4,100		Amphenol Corp.	129,724
10,300	@	Arrow Electronics, Inc.	218,772
8,200	@	Avnet, Inc.	172,446
4,800		AVX Corp.	47,664
2,100		Brady Corp.	52,752
2,300	@	Coherent, Inc.	47,564
800	@	Cymer, Inc.	23,784
4,000	@	Dolby Laboratories, Inc.	149,120
9,300		Gentex Corp.	107,880
1,600	@	Itron, Inc.	88,112
21,500		Jabil Circuit, Inc.	159,530
200	@	L-1 Identity Solutions, Inc.	1,548
4,900		National Instruments Corp.	110,544
1,400	@	Plexus Corp.	28,644
1,600	@	Rofin-Sinar Technologies, Inc.	32,016
1,100		Technitrol, Inc.	7,117
24,700	@	Thermo Electron Corp.	1,007,019
6,100	@	Thomas & Betts Corp.	176,046
9,100	@	Trimble Navigation Ltd.	178,633
13,300	@,@@	Tyco Electronics Ltd.	247,247
1,000	@	Varian, Inc.	39,430
30,000	@	Vishay Intertechnology, Inc.	203,700
4,900		Watts Water Technologies, Inc.	105,546
3,500		Woodward Governor Co.	69,300

			3,684,416

		Engineering & Construction: 0.5%
9,200	@@	Chicago Bridge & Iron Co. NV	114,080
12,000	@	EMCOR Group, Inc.	241,440
8,500		Fluor Corp.	435,965
4,600		Granite Construction, Inc.	153,088
3,300	@	Shaw Group, Inc.	90,453
8,800	@	Tutor Perini Corp.	152,768

			1,187,794

		Entertainment: 0.1%
1,400	@	Bally Technologies, Inc.	41,888
3,500	@	DreamWorks Animation SKG, Inc.	96,565
2,000		International Game Technology	31,800
500		International Speedway Corp.	12,805
1,700		Speedway Motorsports, Inc.	23,392
3,500	@,L	Vail Resorts, Inc.	93,870
1,500	@	Warner Music Group Corp.	8,775

			309,095

		Environmental Control: 0.2%
3,100		Nalco Holding Co.	52,204
14,000		Waste Management, Inc.	394,240

			446,444

		Food: 1.1%
4,100		Del Monte Foods Co.	38,458
100	@,@@	Fresh Del Monte Produce, Inc.	1,626
10,400		Kraft Foods, Inc.	263,536
29,000		Kroger Co.	639,450
58,400		Safeway, Inc.	1,189,608
4,700		Supervalu, Inc.	60,865
26,400		Sysco Corp.	593,472
400		Weis Markets, Inc.	13,408

			2,800,423

		Forest Products & Paper: 0.1%
4,616	@,@@	Domtar Corp.	76,533
2,500		International Paper Co.	37,825
4,200		MeadWestvaco Corp.	68,922

			183,280

		Gas: 0.1%
2,500		Sempra Energy	124,075

			124,075

		Hand/Machine Tools: 0.4%
10,200		Baldor Electric Co.	242,658
11,100		Kennametal, Inc.	212,898
3,800		Lincoln Electric Holdings, Inc.	136,952
4,400		Snap-On, Inc.	126,456
4,300		Stanley Works	145,512

			864,476

		Healthcare — Products: 3.1%
4,800		Baxter International, Inc.	254,208
11,400		Becton Dickinson & Co.	812,934
3,600		CR Bard, Inc.	268,020
3,900		Hill-Rom Holdings, Inc.	63,258
1,900	@,L	Inverness Medical Innovations, Inc.	67,602
69,000		Johnson & Johnson	3,919,200
200	@	Kinetic Concepts, Inc.	5,450
11,300		Medtronic, Inc.	394,257
2,500	@	Sirona Dental Systems, Inc.	49,975
1,700		Steris Corp.	44,336
24,000		Stryker Corp.	953,760
20,000	@	Zimmer Holdings, Inc.	852,000

			7,685,000

		Healthcare — Services: 2.7%
70,300		Aetna, Inc.	1,761,015
7,700	@	AMERIGROUP Corp.	206,745
5,400	L	Brookdale Senior Living, Inc.	52,596
4,900	@	Centene Corp.	97,902
13,900		Cigna Corp.	334,851
7,800	@	Coventry Health Care, Inc.	145,938
13,100	@	Health Net, Inc.	203,705
700	@	Healthspring, Inc.	7,602
5,400	@	Kindred Healthcare, Inc.	66,798
4,900	@	Lincare Holdings, Inc.	115,248
2,400	@	Mednax, Inc.	101,112
4,600		Quest Diagnostics	259,578
32,500		UnitedHealth Group, Inc.	811,850
3,600		Universal Health Services, Inc.	175,860
2,600	@	WellCare Health Plans, Inc.	48,074
44,300	@	WellPoint, Inc.	2,254,427

			6,643,301

		Home Builders: 0.2%
7,800		Centex Corp.	65,988
3,300		KB Home	45,144
11,700		Lennar Corp.	113,373
900	@	Meritage Homes Corp.	16,974
4,900		Ryland Group, Inc.	82,124
6,600		Thor Industries, Inc.	121,242

			444,845

		Home Furnishings: 0.1%
9,100		Harman International Industries, Inc.	171,080
5,200	L	Tempur-Pedic International, Inc.	67,964
600		Whirlpool Corp.	25,536

			264,580

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Household Products/Wares: 0.1%
4,900		American Greetings Corp.	$57,232
1,500	@	Jarden Corp.	28,125
1,700		Kimberly-Clark Corp.	89,131

			174,488

		Housewares: 0.1%
6,200		Toro Co.	185,380

			185,380

		Insurance: 3.7%
4,200		Allied World Assurance Holdings Ltd.	171,486
27,700		Allstate Corp.	675,880
9,400		American Financial Group, Inc.	202,852
100		American National Insurance	7,558
7,700	@@	Aspen Insurance Holdings Ltd.	172,018
2,100		Assurant, Inc.	50,589
3,900	@@,L	Assured Guaranty Ltd.	48,282
3,300	@@	Axis Capital Holdings Ltd.	86,394
251	@	Berkshire Hathaway, Inc. — Class B	726,828
10,400		Brown & Brown, Inc.	207,272
19,900		Chubb Corp.	793,612
4,300		Cincinnati Financial Corp.	96,105
9,400		CNA Financial Corp.	145,418
800	@	CNA Surety Corp.	10,792
5,600		Delphi Financial Group	108,808
600		Employers Holdings, Inc.	8,130
1,600	@@	Endurance Specialty Holdings Ltd.	46,880
200		FBL Financial Group, Inc.	1,652
1,000		First American Corp.	25,910
17,800		Genworth Financial, Inc.	124,422
3,100		Hanover Insurance Group, Inc.	118,141
700		Harleysville Group, Inc.	19,754
9,500		Hartford Financial Services Group, Inc.	112,765
3,500		HCC Insurance Holdings, Inc.	84,035
6,200	@@	IPC Holdings Ltd.	169,508
9,000		Lincoln National Corp.	154,890
42,445		Loews Corp.	1,162,993
24,000		Metlife, Inc.	720,240
600	@	Navigators Group, Inc.	26,658
6,700		Old Republic International Corp.	65,995
2,000		OneBeacon Insurance Group Ltd.	23,380
2,200		Phoenix Cos., Inc.	3,674
3,200	@@	Platinum Underwriters Holdings Ltd.	91,488
2,100	@	ProAssurance Corp.	97,041
10,100		Protective Life Corp.	115,544
20,100		Prudential Financial, Inc.	748,122
700		Reinsurance Group of America, Inc.	24,437
1,500		RLI Corp.	67,200
2,700		Selective Insurance Group	34,479
4,400		Stancorp Financial Group, Inc.	126,192
400		State Auto Financial Corp.	7,000
800		Torchmark Corp.	29,632
1,100		Transatlantic Holdings, Inc.	47,663
23,000		Travelers Cos., Inc.	943,920
400		United Fire & Casualty Co.	6,860
5,300		Unitrin, Inc.	63,706
2,600	@	Universal American Financial Corp.	22,672
300	L	Validus Holdings Ltd.	6,594
9,100		WR Berkley Corp.	195,377
13,300	@@	XL Capital, Ltd.	152,418

			9,153,266

		Internet: 2.2%
12,600	@	Akamai Technologies, Inc.	241,668
8,300	@	Avocent Corp.	115,868
1,800	@	Digital River, Inc.	65,376
800	@	Earthlink, Inc.	5,928
41,700	@	eBay, Inc.	714,321
18,400	@	Expedia, Inc.	278,024
4,700	@	F5 Networks, Inc.	162,573
2,400	@	Google, Inc. — Class A	1,011,816
200	@	IAC/InterActiveCorp	3,210
34,300	@	Liberty Media Corp. — Interactive — Class A	171,843
5,000	@,L	NetFlix, Inc.	206,700
2,900	@,L	Priceline.com, Inc.	323,495
15,100	@	Sapient Corp.	94,979
2,700	@,@@	Sohucom, Inc.	169,641
80,200	@	Symantec Corp.	1,247,912
37,100	@	TIBCO Software, Inc.	266,007
17,600	@	Valueclick, Inc.	185,152
700	@	VeriSign, Inc.	12,936

			5,277,449

		Investment Companies: 0.0%
8	@,I,X	Teton Advisors, Inc.	—

		Iron/Steel: 1.1%
16,200		AK Steel Holding Corp.	310,878
6,200		Allegheny Technologies, Inc.	216,566
9,600		Carpenter Technology Corp.	199,776
800		Cliffs Natural Resources, Inc.	19,576
27,100		Nucor Corp.	1,204,053
7,300		Reliance Steel & Aluminum Co.	280,247
5,700		Schnitzer Steel Industries, Inc.	301,302
6,700	L	United States Steel Corp.	239,458

			2,771,856

		Leisure Time: 0.4%
10,000		Brunswick Corp.	43,200
3,700		Callaway Golf Co.	18,759
19,300		Carnival Corp.	497,361
1,180	@	Interval Leisure Group, Inc.	10,998
2,300	L	Polaris Industries, Inc.	73,876
6,700	L	Royal Caribbean Cruises Ltd.	90,718
6,300	@	WMS Industries, Inc.	198,513

			933,425

		Lodging: 0.1%
1,600		Ameristar Casinos, Inc.	30,448
13,700	L	Boyd Gaming Corp.	116,450
16,900		Wyndham Worldwide Corp.	204,828

			351,726

		Machinery — Construction & Mining: 0.6%
37,400		Caterpillar, Inc.	1,235,696
5,800		Joy Global, Inc.	207,176
4,400	@	Terex Corp.	53,108

			1,495,980

		Machinery — Diversified: 0.8%
3,400	@	AGCO Corp.	98,838
1,100		Applied Industrial Technologies, Inc.	21,670
4,700		Briggs & Stratton Corp.	62,698
900	@	Chart Industries, Inc.	16,362
12,700		Cummins, Inc.	447,167
10,200		Deere & Co.	407,490
800		Flowserve Corp.	55,848
7,958	@	Gardner Denver, Inc.	200,303
6,900		IDEX Corp.	169,533
700	@	Intermec, Inc.	9,030
7,100		Manitowoc Co., Inc.	37,346
4,000		Nordson Corp.	154,640

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Machinery — Diversified (continued)
6,000		Rockwell Automation, Inc.	$192,720
300		Sauer-Danfoss, Inc.	1,839
1,500	@	Zebra Technologies Corp.	35,490

			1,910,974

		Media: 3.7%
10,000		Cablevision Systems Corp.	194,100
47,600		CBS Corp. — Class B	329,392
39,700		Comcast Corp. — Class A	575,253
27,400	@,L	DIRECTV Group, Inc.	677,054
17,400	@	Dish Network Corp.	282,054
3,200	L	Factset Research Systems, Inc.	159,584
8,900		Gannett Co., Inc.	31,773
3,000	@	Liberty Media Corp. — Capital Shares A	40,680
14,500	@	Liberty Media Corp. — Entertainment	387,875
13,000		McGraw-Hill Cos., Inc.	391,430
8,600	L	Meredith Corp.	219,730
117,400		News Corp. — Class A	1,069,514
4,400		Scholastic Corp.	87,076
28,320	@	Time Warner Cable, Inc.	896,894
75,733		Time Warner, Inc.	1,907,714
15,300	@	Viacom — Class B	347,310
60,100		Walt Disney Co.	1,402,133

			8,999,566

		Metal Fabricate/Hardware: 0.4%
2,200		CIRCOR International, Inc.	51,942
13,200		Commercial Metals Co.	211,596
6,500		Mueller Water Products, Inc.	24,310
4,500		Precision Castparts Corp.	328,635
11,600		Timken Co.	198,128
8,100		Worthington Industries	103,599

			918,210

		Mining: 1.4%
31,700		Alcoa, Inc.	327,461
32,800		Freeport-McMoRan Copper & Gold, Inc.	1,643,608
1,100		Kaiser Aluminum Corp.	39,501
70,100	L	Southern Copper Corp.	1,432,844

			3,443,414

		Miscellaneous Manufacturing: 3.5%
13,100		3M Co.	787,310
100		Actuant Corp.	1,220
6,500		Acuity Brands, Inc.	182,325
2,800		AO Smith Corp.	91,196
2,600		Barnes Group, Inc.	30,914
5,700	@	Ceradyne, Inc.	100,662
3,900		Cooper Industries Ltd.	121,095
5,700		Crane Co.	127,167
7,200		Danaher Corp.	444,528
8,800		Dover Corp.	291,192
3,700		Eastman Kodak Co.	10,952
3,300	@	EnPro Industries, Inc.	59,433
255,600		General Electric Co.	2,995,632
6,600		Harsco Corp.	186,780
36,800		Honeywell International, Inc.	1,155,520
29,000		Illinois Tool Works, Inc.	1,082,860
14,400	@@	Ingersoll-Rand Co.	300,960
8,600		Parker Hannifin Corp.	369,456
10,100		Trinity Industries, Inc.	137,562
4,000	@@	Tyco International Ltd.	103,920

			8,580,684

		Office Furnishings: 0.1%
7,300		Herman Miller, Inc.	111,982
6,800	L	HNI, Corp.	122,808
5,800		Interface, Inc.	35,960

			270,750

		Office/Business Equipment: 0.2%
8,400		Pitney Bowes, Inc.	184,212
61,900		Xerox Corp.	401,112

			585,324

		Oil & Gas: 14.8%
38,800		Anadarko Petroleum Corp.	1,761,132
21,100		Apache Corp.	1,522,365
1,100		Berry Petroleum Co.	20,449
1,500	@	Bill Barrett Corp.	41,190
19,800		Chesapeake Energy Corp.	392,634
77,994		Chevron Corp.	5,167,103
4,200		Cimarex Energy Co.	119,028
81,300		ConocoPhillips	3,419,478
1,400	@	CVR Energy, Inc.	10,262
11,300	@	Denbury Resources, Inc.	166,449
14,400		Devon Energy Corp.	784,800
5,800	L	Diamond Offshore Drilling	481,690
2,700	@	Encore Acquisition Co.	83,295
6,000		ENSCO International, Inc.	209,220
139,100		ExxonMobil Corp.	9,724,481
11,900		Frontier Oil Corp.	156,009
4,700		Helmerich & Payne, Inc.	145,089
21,900		Hess Corp.	1,177,125
600		Holly Corp.	10,788
51,800		Marathon Oil Corp.	1,560,734
5,600	@	Mariner Energy, Inc.	65,800
22,700		Murphy Oil Corp.	1,233,064
11,100	@,@@	Nabors Industries Ltd.	172,938
8,600		Noble Corp.	260,150
16,100		Noble Energy, Inc.	949,417
49,700		Occidental Petroleum Corp.	3,270,757
6,700	@	Parker Drilling Co.	29,078
6,900	@	Plains Exploration & Production Co.	188,784
1,003	@@	Precision Drilling Trust	4,895
7,300	@	Pride International, Inc.	182,938
2,100	@	Rosetta Resources, Inc.	18,375
7,181	@	Stone Energy Corp.	53,283
10,300		Tesoro Corp.	131,119
11,900	@	Transocean, Ltd.	884,051
6,100	@	Unit Corp.	168,177
59,300		Valero Energy Corp.	1,001,577
2,100	L	W&T Offshore, Inc.	20,454
18,600		XTO Energy, Inc.	709,404

			36,297,582

		Oil & Gas Services: 2.3%
31,100		Baker Hughes, Inc.	1,133,284
600	@	Basic Energy Services, Inc.	4,098
9,700	@	Complete Production Services, Inc.	61,692
7,700	@	Dresser-Rand Group, Inc.	200,970
2,200	@	Dril-Quip, Inc.	83,820
3,900	@	Exterran Holdings, Inc.	62,556
43,600		Halliburton Co.	902,520
5,900	@	Helix Energy Solutions Group, Inc.	64,133
16,500	@	Key Energy Services, Inc.	95,040
23,800	@	National Oilwell Varco, Inc.	777,308
4,200	@	Oceaneering International, Inc.	189,840
9,000	@	Oil States International, Inc.	217,890
23,000		Schlumberger Ltd.	1,244,530
2,100	@	SEACOR Holdings, Inc.	158,004
8,900	@	Superior Energy Services	153,703
16,400	@	Weatherford International Ltd.	320,784

			5,670,172

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Packaging & Containers: 0.4%
9,100	@	Owens-Illinois, Inc.	$254,891
4,400		Packaging Corp. of America	71,280
2,300		Rock-Tenn Co.	87,768
8,900		Sealed Air Corp.	164,205
6,400		Sonoco Products Co.	153,280
24,600		Temple-Inland, Inc.	322,752

			1,054,176

		Pharmaceuticals: 5.2%
24,500		Abbott Laboratories	1,152,479
17,700		Allergan, Inc.	842,166
40,900		Bristol-Myers Squibb Co.	830,679
2,200		Cardinal Health, Inc.	67,210
31,200		Eli Lilly & Co.	1,080,768
7,100	@	Endo Pharmaceuticals Holdings, Inc.	127,232
12,690	@	Forest Laboratories, Inc.	318,646
6,700	@@	Herbalife Ltd.	211,318
23,000	@	King Pharmaceuticals, Inc.	221,490
500	@,L	KV Pharmaceutical Co.	1,605
19,300		McKesson Corp.	849,200
7,100		Medicis Pharmaceutical Corp.	115,872
51,700		Merck & Co., Inc.	1,445,532
4,300		Omnicare, Inc.	110,768
268,700		Pfizer, Inc.	4,030,500
16,500		Schering-Plough Corp.	414,480
3,600	@	Sepracor, Inc.	62,352
200	@	VCA Antech, Inc.	5,340
400	@	Warner Chilcott Ltd.	5,260
5,000	@	Watson Pharmaceuticals, Inc.	168,450
17,800		Wyeth	807,942

			12,869,289

		Real Estate: 0.0%
2,500		Forest City Enterprises, Inc.	16,500
1,400		Jones Lang LaSalle, Inc.	45,822

			62,322

		Retail: 4.4%
8,000		Abercrombie & Fitch Co.	203,120
6,800	@	Aeropostale, Inc.	233,036
15,500		American Eagle Outfitters	219,635
14,800	@	AnnTaylor Stores Corp.	118,104
8,800	@,L	Autonation, Inc.	152,680
800	@	Autozone, Inc.	120,888
5,100		Barnes & Noble, Inc.	105,213
1,800		Bebe Stores, Inc.	12,384
11,500		Best Buy Co., Inc.	385,135
2,800	@	Big Lots, Inc.	58,884
4,200		Bob Evans Farms, Inc.	120,708
10,400		Brinker International, Inc.	177,112
5,000		Buckle, Inc.	158,850
3,900		Casey’s General Stores, Inc.	100,191
3,900		Cash America International, Inc.	91,221
4,500	@	CEC Entertainment, Inc.	132,660
1,300	@	Chico’s FAS, Inc.	12,649
7,400	@	Childrens Place Retail Stores, Inc.	195,582
129	@	Chipotle Mexican Grill, Inc.	9,003
3,200	@,L	Copart, Inc.	110,944
19,200		CVS Caremark Corp.	611,904
10,800	@,L	Dress Barn, Inc.	154,440
12,400		Foot Locker, Inc.	129,828
61,200		Gap, Inc.	1,003,680
5,200		Guess ?, Inc.	134,056
2,300	@	Gymboree Corp.	81,604
12,400		Home Depot, Inc.	293,012
2,880	@	HSN, Inc.	30,442
900	@	Jack in the Box, Inc.	20,205
10,800	@	Kohl’s Corp.	461,700
19,600		Limited Brands, Inc.	234,612
23,800		Liz Claiborne, Inc.	68,544
14,400		Lowe’s Cos., Inc.	279,504
16,400		McDonald’s Corp.	942,836
8,700		Men’s Wearhouse, Inc.	166,866
2,300		MSC Industrial Direct Co.	81,604
9,300	L	Nordstrom, Inc.	184,977
2,800		Nu Skin Enterprises, Inc.	42,840
25,500	@	Office Depot, Inc.	116,280
1,000	@	Papa John’s International, Inc.	24,790
6,100	L	Penske Auto Group, Inc.	101,504
6,900		Phillips-Van Heusen	197,961
2,600		Regis Corp.	45,266
2,200		Ross Stores, Inc.	84,920
9,300	@,L	Sally Beauty Holdings, Inc.	59,148
200	@@,L	Signet Jewelers Ltd.	4,164
1,400	@	Sonic Corp.	14,042
4,500	L	Talbots, Inc.	24,300
3,400	@	Tractor Supply Co.	140,488
2,900	@	Urban Outfitters, Inc.	60,523
41,200		Wal-Mart Stores, Inc.	1,995,728
18,100		Williams-Sonoma, Inc.	214,847

			10,724,614

		Savings & Loans: 0.0%
1,900		Hudson City Bancorp., Inc.	25,251
3,500		Provident Financial Services, Inc.	31,850

			57,101

		Semiconductors: 5.0%
21,400	@	Amkor Technology, Inc.	101,222
11,900		Analog Devices, Inc.	294,882
122,000		Applied Materials, Inc.	1,338,340
23,900	@	Atmel Corp.	89,147
26,300	@	Broadcom Corp.	651,977
1,100	@	Cabot Microelectronics Corp.	31,119
13,400	@	Emulex Corp.	131,052
6,000	@	Entegris, Inc.	16,320
25,300	@	Fairchild Semiconductor International, Inc.	176,847
32,200	@	Integrated Device Technology, Inc.	194,488
252,800		Intel Corp.	4,183,840
5,200	@	International Rectifier Corp.	77,012
1,400		KLA-Tencor Corp.	35,350
51,600	@	LSI Logic Corp.	235,296
27,500	@,@@	Marvell Technology Group Ltd.	320,100
13,800	@	MEMC Electronic Materials, Inc.	245,778
3,100	@	Microsemi Corp.	42,780
12,000		National Semiconductor Corp.	150,600
8,000	@	Novellus Systems, Inc.	133,600
23,400	@	Nvidia Corp.	264,186
12,400	@	ON Semiconductor Corp.	85,064
16,500	@	QLogic Corp.	209,220
11,100	@	Semtech Corp.	176,601
3,500	@	Silicon Laboratories, Inc.	132,790
13,800	@	Skyworks Solutions, Inc.	134,964
40,300	@	Teradyne, Inc.	276,458
3,100	@	Tessera Technologies, Inc.	78,399
100,800		Texas Instruments, Inc.	2,147,040
5,600	@	Varian Semiconductor Equipment Associates, Inc.	134,344
2,500	@,@@	Verigy Ltd.	30,425
11,900		Xilinx, Inc.	243,474

			12,362,715

		Software: 4.9%
12,600	@	Adobe Systems, Inc.	356,580
400	@,L	Advent Software, Inc.	13,116
4,200	@	Ansys, Inc.	130,872
11,600	@	Autodesk, Inc.	220,168
1,800	@	Avid Technology, Inc.	24,138
9,900		Broadridge Financial Solutions ADR	164,142

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Software (continued)
27,823		CA, Inc.	$484,955
200	@	CSG Systems International	2,648
3,100		Fidelity National Information Services, Inc.	61,876
2,000		IMS Health, Inc.	25,400
6,100	@	Lawson Software, Inc.	34,038
281,200		Microsoft Corp.	6,684,123
9,100	@,L	Nuance Communications, Inc.	110,019
3,300	@,@@, L	Open Text Corp.	120,186
136,535	@	Oracle Corp.	2,924,580
14,900	@	Parametric Technology Corp.	174,181
2,200	@	Progress Software Corp.	46,574
3,700	@	Quest Software, Inc.	51,578
2,100	@	Solera Holdings, Inc.	53,340
5,000	@	Sybase, Inc.	156,700
2,700	@	SYNNEX Corp.	67,473
9,400	@	Take-Two Interactive Software, Inc.	89,018
3,000	@	THQ, Inc.	21,480
5,100	@	Wind River Systems, Inc.	58,446

			12,075,631

		Telecommunications: 7.3%
38,700	@	3Com Corp.	182,277
7,600		Adtran, Inc.	163,172
12,100	@,@@	Amdocs Ltd.	259,545
4,400	@	Anixter International, Inc.	165,396
149,400		AT&T, Inc.	3,711,096
6,200	@	Centennial Communications Corp.	51,832
15,900	@,L	Ciena Corp.	164,565
2,100	@	Cincinnati Bell, Inc.	5,964
244,300	@	Cisco Systems, Inc.	4,553,752
10,800	@	CommScope, Inc.	283,608
52,400		Corning, Inc.	841,544
7,100		Embarq Corp.	298,626
5,000		Harris Corp.	141,800
1,242	@	Harris Stratex Networks, Inc.	8,048
4,700	@	InterDigital, Inc.	114,868
48,700	@,L	JDS Uniphase Corp.	278,564
6,500	@	NeuStar, Inc.	144,040
7,600	@	NII Holdings, Inc.	144,932
1,500		NTELOS Holdings Corp.	27,630
2,800	@	Polycom, Inc.	56,756
5,400	@	Premier Global Services, Inc.	58,536
35,400		Qualcomm, Inc.	1,600,080
63,700	L	Qwest Communications International, Inc.	264,355
4,400	@	RF Micro Devices, Inc.	16,544
173,987	@	Sprint Nextel Corp.	836,877
1,100	@	Starent Networks Corp.	26,851
7,900	@	Syniverse Holdings, Inc.	126,637
2,300	@	Tekelec	38,709
40,500	@	Tellabs, Inc.	232,065
14,700	@	TW Telecom, Inc.	150,969
87,900		Verizon Communications, Inc.	2,701,167
300	@	Viasat, Inc.	7,692
20,800		Windstream Corp.	173,888

			17,832,385

		Textiles: 0.0%
400		Unifirst Corp.	14,868

			14,868

		Transportation: 1.2%
2,200		Alexander & Baldwin, Inc.	51,568
3,700		Arkansas Best Corp.	97,495
6,400		CSX Corp.	221,632
12,100		FedEx Corp.	673,002
1,700	@@,L	Frontline Ltd.	41,412
5,000	L	Genco Shipping & Trading Ltd.	108,600
1,800	@	Gulfmark Offshore, Inc.	49,680
1,300	@	Kirby Corp.	41,327
19,700		Norfolk Southern Corp.	742,099
2,400	L	Overseas Shipholding Group	81,696
1,800		Pacer International, Inc.	4,014
400		Ryder System, Inc.	11,168
3,500		Tidewater, Inc.	150,045
9,900		Union Pacific Corp.	515,394
2,300		United Parcel Service, Inc. — Class B	114,977
700	@@	UTI Worldwide, Inc.	7,980

			2,912,089

		Trucking & Leasing: 0.0%
300	@,L	Amerco, Inc.	11,145

			11,145

		Total Common Stock (Cost $301,390,800)	244,988,786

SHORT-TERM INVESTMENTS: 3.2%

		Affiliated Mutual Fund: 0.2%
560,201		ING Institutional Prime Money Market Fund — Class I	560,201

		Total Mutual Fund (Cost $560,201)	560,201

Principal
Amount			Value

		Securities Lending CollateralCC: 3.0%
$7,337,024		Bank of New York Mellon Corp. Institutional Cash Reserves	$7,232,437

		Total Securities Lending Collateral (Cost $7,337,024)	7,232,437

		Total Short-Term Investments (Cost $7,897,225)	7,792,638

	Total Investments in Securities
	(Cost $309,288,025)*	103.0%	$252,781,424
	Other Assets and Liabilities - Net	(3.0)	(7,470,499)

	Net Assets	100.0%	$245,310,925

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $315,831,441.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,333,445
Gross Unrealized Depreciation	(74,383,462)

Net Unrealized Depreciation	$(63,050,017)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Common Stock
Advertising	$42,630	$—	$—
Aerospace/Defense	7,545,062	—	—
Agriculture	2,570,315	—	—
Airlines	72,420	—	—
Apparel	1,616,427	—	—
Auto Manufacturers	656,191	—	—
Auto Parts & Equipment	1,481,208	—	—
Banks	7,848,268	—	—
Beverages	3,517,679	—	—
Biotechnology	2,387,213	—	—
Building Materials	333,019	—	—
Chemicals	4,022,476	—	—
Commercial Services	3,513,664	—	—
Computers	15,638,158	—	1
Cosmetics/Personal Care	3,274,381	—	—
Distribution/Wholesale	891,292	—	—
Diversified Financial Services	4,516,233	—	—
Electric	1,679,992	—	—
Electrical Components & Equipment	1,747,847	—	—
Electronics	3,684,416	—	—
Engineering & Construction	1,187,794	—	—
Entertainment	309,095	—	—
Environmental Control	446,444	—	—
Food	2,800,423	—	—
Forest Products & Paper	183,280	—	—
Gas	124,075	—	—
Hand/Machine Tools	864,476	—	—
Healthcare — Products	7,685,000	—	—
Healthcare — Services	6,643,301	—	—
Home Builders	444,845	—	—
Home Furnishings	264,580	—	—
Household Products/Wares	174,488	—	—
Housewares	185,380	—	—
Insurance	9,153,266	—	—
Internet	5,277,449	—	—
Iron/Steel	2,771,856	—	—
Leisure Time	933,425	—	—
Lodging	351,726	—	—
Machinery — Construction & Mining	1,495,980	—	—
Machinery — Diversified	1,910,974	—	—
Media	8,999,566	—	—
Metal Fabricate/Hardware	918,210	—	—
Mining	3,443,414	—	—
Miscellaneous Manufacturing	8,580,684	—	—
Office Furnishings	270,750	—	—
Office/Business Equipment	585,324	—	—
Oil & Gas	36,297,582	—	—
Oil & Gas Services	5,670,172	—	—
Packaging & Containers	1,054,176	—	—
Pharmaceuticals	12,869,289	—	—
Real Estate	62,322	—	—
Retail	10,724,614	—	—
Savings & Loans	57,101	—	—
Semiconductors	12,362,715	—	—
Software	12,075,631	—	—
Telecommunications	17,832,385	—	—
Textiles	14,868	—	—
Transportation	2,912,089	—	—
Trucking & Leasing	11,145	—	—

Total Common Stock	244,988,785	—	1

Short-Term Investments	560,201	7,232,437	—

Total	$245,548,986	$7,232,437	$1

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning	Net	Accrued	Total	Total Unrealized	Net Transfers	Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	In/(Out)	Balance
	12/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	of Level 3	at 06/30/09

Common Stock	$1	$—	$—	$—	$—	$—	$1

Total	$1	$—	$—	$—	$—	$—	$1

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $—. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited)

Investment Type Allocation
as of June 30, 2009
(as a percent of net assets)

U.S. Government Agency Obligations	80.8%
Corporate Bonds/Notes	27.7%
Collateralized Mortgage Obligations	5.2%
Asset-Backed Securities	4.5%
U.S. Treasury Obligations	3.7%
Municipal Bonds	1.9%
Other Bonds	1.0%
Preferred Stock	0.8%
Purchased Options	0.3%
Other Assets and Liabilities — Net	(25.9)%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral, U.S. government agency obligation and U.S. Treasury Bill.

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CORPORATE BONDS/NOTES: 27.7%

		Aerospace/Defense: 0.0%
$1,500,000	C,S	Goodrich Corp., 6.290%, due 07/01/16	$1,535,148

			1,535,148

		Agriculture: 0.1%
2,400,000	S	Philip Morris International, Inc., 6.375%, due 05/16/38	2,562,139
1,200,000	C,S	Reynolds American, Inc., 7.625%, due 06/01/16	1,205,191

			3,767,330

		Airlines: 0.0%
1,550,000	S	Continental Airlines, Inc., 7.056%, due 09/15/09	1,534,500
134,550	±,C, S,I	United Air Lines, Inc., 9.350%, due 04/07/16	40,365

			1,574,865

		Auto Manufacturers: 0.3%
7,860,000		DaimlerChrysler NA Holding Corp., 4.320%, due 08/03/14	7,319,625
2,397,514		Ford Motor Co., 3.320%, due 11/29/13	1,743,592
1,205,583		Ford Motor Co., 4.140%, due 11/29/13	876,760

			9,939,977

		Banks: 12.9%
4,800,000	@@,#, S	ANZ National International Ltd., 6.200%, due 07/19/13	4,949,213
GBP 5,100,000	C	BAC Capital Trust VII, 5.250%, due 08/10/35	4,446,967
$16,500,000		Bank of America Corp., 2.100%, due 04/30/12	16,536,399
2,900,000	S	Bank of America Corp., 6.000%, due 09/01/17	2,640,810
13,600,000	S	Bank of America NA, 0.909%, due 06/15/16	10,127,893
4,300,000	S	Bank of America NA, 6.100%, due 06/15/17	3,794,686
13,700,000	S	Bank of New York Mellon Corp., 1.416%, due 02/05/10	13,723,468
2,900,000	@@,#, S	Barclays Bank PLC, 6.050%, due 12/04/17	2,518,754
11,990,000	@@,#, C,S	BNP Paribas, 5.186%, due 06/29/49	7,813,919
16,800,000	S	Capital One Financial Corp., 0.930%, due 09/10/09	16,739,486
5,000,000	S	Citigroup, Inc., 0.944%, due 05/18/11	4,728,925
10,100,000	S	Citigroup, Inc., 1.004%, due 05/18/10	9,920,321
CHF 4,100,000		Citigroup, Inc., 1.750%, due 09/23/10	3,556,463
$25,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13	23,731,982
900,000	S	Citigroup, Inc., 5.625%, due 08/27/12	843,202
13,800,000	S	Citigroup, Inc., 6.000%, due 08/15/17	12,048,890
12,100,000	C,S	Citigroup, Inc., 8.400%, due 04/29/49	9,090,972
4,700,000	@@,#, C,S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	3,129,382
10,500,000	@@,C, S	Deutsche Bank AG/London, 6.000%, due 09/01/17	10,728,344
19,500,000	S	Goldman Sachs Group, Inc., 1.236%, due 08/05/11	18,724,329
7,650,000	S	Goldman Sachs Group, Inc., 1.430%, due 07/23/09	7,649,086
2,200,000	S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	2,137,419
1,100,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,072,716
14,300,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	14,171,114
15,300,000	C,S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	13,641,465
8,500,000	S	Goldman Sachs Group, Inc., 6.875%, due 01/15/11	8,989,541
13,800,000	S	JPMorgan Chase & Co., 0.734%, due 12/21/11	13,369,813
12,200,000	S	JPMorgan Chase & Co., 6.000%, due 01/15/18	12,139,549
14,000,000	C,S	JPMorgan Chase & Co., 7.900%, due 04/29/49	12,285,420
11,000,000	S	JPMorgan Chase Bank NA, 6.000%, due 10/01/17	10,723,834
6,600,000	S	KeyBank NA, 2.906%, due 06/02/10	6,409,194
600,000	S	Morgan Stanley, 0.540%, due 04/19/12	537,437
29,912,000	S	Morgan Stanley, 0.788%, due 01/09/12	26,979,487
3,540,000	S	Morgan Stanley, 1.357%, due 01/18/11	3,431,018
7,400,000	S	Morgan Stanley, 3.006%, due 05/14/10	7,380,294
3,000,000	S	Morgan Stanley, 5.950%, due 12/28/17	2,883,381
1,600,000	C,S	Morgan Stanley, 6.250%, due 08/28/17	1,550,563
12,000,000	C,S	Morgan Stanley, 6.750%, due 04/15/11	12,576,084
27,900,000	@@,#, S	National Australia Bank Ltd., 1.424%, due 02/08/10	27,899,777
4,000,000	@@,#,S	National Australia Bank Ltd., 5.350%, due 06/12/13	4,123,656

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Banks (continued)
DKK 12,841,996	@@	Nykredit Realkredit A/S, 3.261%, due 10/01/38	$2,289,736
DKK 38,361,455	@@	Nykredit Realkredit A/S, 3.261%, due 10/01/38	6,724,248
$2,137,000	@@,#, C,S	Rabobank, 11.000%, due 12/29/49	2,383,437
DKK 38,556,851	@@	Realkredit Danmark A/S, 4.100%, due 01/01/38	6,740,340
DKK 12,790,057	@@	Realkredit Danmark A/S, 4.100%, due 10/01/38	2,282,885
$1,500,000	@@,#, C,S	Resona Bank Ltd., 5.850%, due 09/29/49	1,133,982
3,900,000	@@,#, C,S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	1,913,383
8,300,000	@@,#, C,S	Societe Generale, 5.922%, due 12/31/49	5,153,055
3,300,000	C,S	State Street Capital Trust III, 8.250%, due 03/15/42	2,789,622
2,900,000	@@,S	UBS AG, 5.750%, due 04/25/18	2,645,560
4,800,000	@@,S	UBS AG, 5.875%, due 12/20/17	4,477,306
6,000,000	C,S	USB Capital IX, 6.189%, due 03/29/49	4,051,506
17,900,000	S	Wachovia Corp., 0.640%, due 10/15/11	17,011,480
5,200,000	S	Wachovia Corp., 0.749%, due 03/15/11	5,020,059
5,715,000	S	Wachovia Corp., 1.379%, due 10/28/15	4,499,888
9,400,000	S	Wachovia Corp., 5.750%, due 02/01/18	9,247,194
15,000,000	S	Wells Fargo & Co., 1.484%, due 01/29/10	14,985,990
34,592,000	C,S	Wells Fargo & Company, 7.980%, due 02/28/49	28,753,493

			491,848,417

		Biotechnology: 0.5%
18,900,000	C,S	Amgen, Inc., 6.150%, due 06/01/18	20,579,908

			20,579,908

		Building Materials: 0.1%
4,100,000	@@,#, C,S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	2,104,247

			2,104,247

		Commercial Services: 1.6%
12,900,000	C,S	Duke University, 4.200%, due 04/01/14	13,281,840
10,400,000	C,S	Duke University, 5.150%, due 04/01/19	10,749,242
5,500,000	#,S	President and Fellows of Harvard College, 6.000%, due 01/15/19	6,010,725
28,900,000	#,S	President and Fellows of Harvard College, 6.500%, due 01/15/39	32,794,564

			62,836,371

		Computers: 0.2%
7,000,000	C,S	Dell, Inc., 5.650%, due 04/15/18	7,122,829

			7,122,829

		Diversified Financial Services: 6.2%
5,000,000	S	American Express Co., 6.150%, due 08/28/17	4,618,615
4,300,000	S	American Express Co., 7.000%, due 03/19/18	4,182,141
12,579,000	S	American Express Credit Corp., 0.454%, due 10/04/10	12,113,212
300,000	S	American Express Credit Corp., 0.478%, due 06/16/11	279,679
6,500,000	S	American Express Credit Corp., 0.489%, due 12/02/10	6,220,429
3,400,000	S	American Express Credit Corp., 5.875%, due 05/02/13	3,378,947
11,900,000		American General Finance Corp., 4.875%, due 05/15/10	10,014,112
5,000,000	S	American General Finance Corp., 6.900%, due 12/15/17	2,710,975
200,000	S	Bear Stearns Co. Inc., 1.093%, due 08/15/11	194,907
3,300,000	S	Bear Stearns Cos., Inc., 0.843%, due 08/21/09	3,302,504
9,100,000	S	Bear Stearns Cos., Inc., 1.269%, due 01/31/11	9,001,875
15,200,000	S	Bear Stearns Cos., Inc., 1.392%, due 07/16/09	15,203,625
EUR 4,100,000		Bear Stearns Cos., Inc., 1.445%, due 09/26/13	5,278,160
$1,300,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	1,413,898
8,000,000	S	Bear Stearns Cos., Inc., 7.250%, due 02/01/18	8,445,384
8,800,000	S	CIT Group, Inc., 0.769%, due 03/22/10	7,261,857
GBP 7,500,000	C	Citigroup Capital XVIII, 6.829%, due 06/28/67	6,477,963
$40,500,000	C,S	Citigroup Capital XXI, 8.300%, due 12/21/57	31,654,638
1,778,000	S	Citigroup Funding, Inc., 2.036%, due 05/07/10	1,741,723
900,000	S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	778,835
3,853,000		Ford Motor Credit Co., LLC, 7.375%, due 02/01/11	3,489,254
5,000,000	S	Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	4,750,355
1,700,000		Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	1,301,369
23,500,000	S	General Electric Capital Corp., 0.609%, due 12/21/12	23,605,750
3,700,000	S	General Electric Capital Corp., 1.478%, due 02/01/11	3,583,731
2,000,000		General Electric Capital Corp., 3.000%, due 12/09/11	2,064,506
EUR 9,700,000		General Electric Capital Corp., 5.500%, due 09/15/67	7,893,846
$5,100,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	4,048,258
4,600,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	4,152,733
7,200,000	S	International Lease Finance Corp., 4.375%, due 11/01/09	6,971,832
JPY 800,000,000	±	Lehman Brothers Holdings, Inc., 0.940%, due 12/19/08	830,986
2,800,000	±,S	Lehman Brothers Holdings, Inc., 2.520%, due 11/24/08	427,000
1,400,000	±,S	Lehman Brothers Holdings, Inc., 2.881%, due 10/22/08	213,500
10,600,000	±,S	Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	1,656,250
5,503,000	±,S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	907,995
2,200,000	S	Merrill Lynch & Co., Inc., 0.867%, due 06/05/12	1,959,998
6,800,000	S	Merrill Lynch & Co., Inc., 1.228%, due 11/01/11	6,238,402
8,700,000	S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	8,729,093
11,200,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	10,382,826
5,800,000	@@,#, C,S	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	4,298,264

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Diversified Financial Services (continued)
$1,000,000	S	SLM Corp., 1.252%, due 07/26/10	$907,888
1,700,000	@@,#, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	1,638,758
4,525,000	C,S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	2,672,999
1,200,000	#,C, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	870,151

			237,869,223

		Electric: 0.5%
3,700,000	@@,#, S	Electricite de France, 5.500%, due 01/26/14	3,987,546
3,700,000	@@,#, S	Electricite de France, 6.500%, due 01/26/19	4,059,640
3,700,000	@@,#, S	Electricite de France, 6.950%, due 01/26/39	4,167,902
602,411	C,S	Midwest Generation, LLC, 8.300%, due 07/02/09	602,411
1,895,179	I	NRG Energy, Inc., 0.500%, due 02/01/13	1,787,713
3,547,406		NRG Energy, Inc., 2.100%, due 02/01/13	3,346,250
300,000	C,S	Ohio Power Co., 0.758%, due 04/05/10	296,775

			18,248,237

		Food: 0.1%
2,500,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	2,589,105
1,100,000	S	Kraft Foods, Inc., 6.875%, due 02/01/38	1,167,320

			3,756,425

		Healthcare — Services: 0.3%
8,152,881		HCA, Inc., 2.850%, due 11/14/13	7,378,357
2,800,000	C,S	UnitedHealth Group, Inc., 4.875%, due 02/15/13	2,832,530

			10,210,887

		Home Builders: 0.1%
5,000,000	C,S	Lennar Corp., 5.950%, due 10/17/11	4,675,000

			4,675,000

		Insurance: 0.9%
11,100,000	C,S	Allstate Corp., 6.125%, due 05/15/37	8,269,500
10,000,000	@@	American International Group, Inc., 1.242%, due 07/26/10	8,692,730
EUR 1,700,000	C	American International Group, Inc., 4.875%, due 03/15/67	488,896
11,400,000	S	American International Group, Inc., 5.850%, due 01/16/18	6,039,617
4,000,000	#,S	Pricoa Global Funding I, 0.801%, due 09/27/13	3,088,604
4,900,000	#,S	Pricoa Global Funding I, 1.139%, due 01/30/12	4,600,492
3,300,000	S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	3,295,222
700,000	S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	692,916

			35,167,977

		Media: 0.0%
2,000,000	C,S	Echostar DBS Corp., 6.375%, due 10/01/11	1,945,000

			1,945,000

		Mining: 0.1%
4,800,000	@@,#, S	Corp Nacional del Cobre de Chile — CODELCO, 7.500%, due 01/15/19	5,573,549

			5,573,549

		Oil & Gas: 0.8%
500,000	@@,C, S	Conoco Funding Co., 6.350%, due 10/15/11	545,982
13,500,000	@@	Gaz Capital SA, 8.625%, due 04/28/34	13,280,625
14,900,000	@@,#, C,S	Petroleos Mexicanos, 8.000%, due 05/03/19	16,241,000

			30,067,607

		Packaging & Containers: 0.1%
2,200,000	#,C, S	Sealed Air Corp., 5.625%, due 07/15/13	1,991,209

			1,991,209

		Pharmaceuticals: 0.4%
13,500,000	C,S	Novartis Capital Corp., 4.125%, due 02/10/14	13,910,981

			13,910,981

		Pipelines: 0.4%
625,000	C,S	El Paso Corp., 7.800%, due 08/01/31	512,942
11,300,000	C,S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	11,079,718
1,800,000	@@,C, S	Trans-Canada Pipelines, 7.625%, due 01/15/39	2,107,541
1,300,000	#,S, &	Williams Cos., Inc., 6.375%, due 10/01/10	1,300,127

			15,000,328

		Real Estate: 0.1%
5,000,000	C,S	iStar Financial, Inc., 5.800%, due 03/15/11	3,026,055

			3,026,055

		Retail: 0.2%
5,800,000	C,S	Target Corp., 5.125%, due 01/15/13	6,148,638

			6,148,638

		Software: 0.4%
15,800,000	C,S	Oracle Corp., 5.750%, due 04/15/18	16,695,291

			16,695,291

		Telecommunications: 1.2%
450,000	C,S	AT&T Corp., 7.300%, due 11/15/11	493,759
1,900,000	C,S	AT&T, Inc., 4.125%, due 09/15/09	1,909,662
3,300,000	C,S	AT&T, Inc., 4.950%, due 01/15/13	3,434,789
4,000,000	C,S	AT&T, Inc., 5.500%, due 02/01/18	4,000,904
2,300,000	C,S	AT&T, Inc., 6.300%, due 01/15/38	2,229,581
1,000,000	C,S	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	1,001,393
200,000	C,S	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	195,000
950,000	C,S	Qwest Corp., 8.875%, due 03/15/12	961,875
2,500,000	C,S	Verizon Communications, Inc., 5.250%, due 04/15/13	2,625,948
27,200,000	#,C, S	Verizon Wireless Capital LLC, 5.250%, due 02/01/12	28,704,051

			45,556,962

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Transportation: 0.2%
$7,400,000	C,S	Union Pacific Corp., 5.700%, due 08/15/18	$7,428,179

			7,428,179

		Total Corporate Bonds/Notes (Cost $1,092,150,654)	1,058,580,640

U.S. GOVERNMENT AGENCY OBLIGATIONS: 80.8%

		Federal Home Loan Mortgage Corporation##: 13.8%
75,686	S	0.669%, due 12/15/29	74,434
1,698,000	S	0.703%, due 03/09/11	1,704,244
1,800,000		0.888%, due 02/01/11	1,797,457
94,169,000	S	0.926%, due 05/04/11	94,411,674
65,700,000		0.937%, due 08/05/11	65,723,849
21,100,000		1.125%, due 06/01/11	21,069,257
14,600,000		1.625%, due 04/26/11	14,717,749
1,290,438	S	2.638%, due 10/25/44	1,270,347
2,542,411	S	2.838%, due 07/25/44	2,517,265
3,400,000		3.375%, due 06/24/11	3,527,973
177,456	S	3.500%, due 07/15/32	176,703
45,009	S	4.144%, due 06/01/24	45,759
57,779	S	4.337%, due 11/01/31	58,305
7,239,988	S	4.500%, due 07/01/14	7,440,494
13,118,204	S	4.500%, due 06/15/17-12/15/27	13,411,056
10,452,444	S	4.704%, due 06/01/35	10,762,737
1,366,946	S	4.838%, due 01/01/29	1,384,142
1,774,355	S	5.000%, due 11/01/36-01/01/37	1,811,991
15,189,092	S	5.000%, due 09/15/16-11/15/26	15,534,858
2,800,000		5.000%, due 12/14/18	2,663,234
857,821	S	5.137%, due 03/01/35	892,148
2,100,000		5.250%, due 07/18/11	2,266,776
4,835,746	S	5.288%, due 09/01/35	5,012,215
180,200,000	W	5.500%, due 07/15/34	186,028,389
45,967,435	S	5.500%, due 09/01/19-02/01/38	47,577,784
469,699	S	5.500%, due 03/15/17	489,598
22,439,737	S	6.000%, due 01/01/22-08/01/38	23,627,761
35,612	S	6.500%, due 07/01/19	38,365
812,648	S	6.500%, due 02/25/43	849,967
60,008	S	8.250%, due 08/15/21	64,635

			526,951,166

		Federal National Mortgage Association##: 66.8%
19,500,000	S	0.514%, due 10/27/37	17,745,000
206,886	S	0.814%, due 03/25/17	204,694
315,426	S	1.214%, due 04/25/32	320,245
1,221,333	S	2.539%, due 08/01/42-10/01/44	1,206,338
2,131,981	S	3.219%, due 08/01/35	2,117,266
79,664	S	3.496%, due 05/01/36	79,500
8,063,201	S	4.000%, due 05/01/13-07/01/15	8,206,703
5,258,115	S	4.214%, due 11/01/34	5,316,628
1,899,643	S	4.449%, due 10/01/35	1,930,007
4,019,885	S	4.500%, due 05/01/13-04/25/17	4,105,240
619,653	S	4.605%, due 12/01/36	623,443
4,954,018	S	4.713%, due 07/01/35	5,141,094
1,741,853	S	4.840%, due 02/01/34	1,799,842
2,200,000		4.875%, due 06/13/18	2,371,811
1,932,209	S	4.877%, due 10/01/35	1,991,254
3,518,854	S	4.981%, due 10/01/35	3,608,419
164,440,096	W,S	5.000%, due 07/01/37	167,450,476
201,547,567	S	5.000%, due 11/01/12-06/01/38	207,159,664
2,549,057	S	5.006%, due 09/01/34	2,650,792
17,300,000	W	5.500%, due 07/15/34	17,859,551
824,715,470	S	5.500%, due 02/01/11-02/01/39	853,556,914
434,031,068	W,S	6.000%, due 07/01/37	453,632,597
692,551,695	S	6.000%, due 06/01/22-01/01/39	725,324,590
30,100,000	W	6.000%, due 04/15/38	31,412,179
28,800,000	W	6.500%, due 07/15/33	30,676,493
5,391,384	S	6.500%, due 11/01/15-06/17/38	5,788,139

			2,552,278,879

		Government National Mortgage Association: 0.2%
307,335	S	4.125%, due 10/20/29	311,946
302,306	S	4.375%, due 01/20/27	308,618
353,089	S	4.625%, due 08/20/27	361,674
270,769	S	5.375%, due 05/20/29-04/20/30	279,332
5,265,558	S	6.000%, due 06/15/37-07/15/38	5,494,680

			6,756,250

		Total U.S. Government Agency Obligations (Cost $3,022,590,468)	3,085,986,295

U.S. TREASURY OBLIGATIONS: 3.7%

		U.S. Treasury Bonds: 0.3%
1,600,000		3.500%, due 02/15/39	1,384,005
12,300,000		4.250%, due 05/15/39	12,178,882

			13,562,887

		Treasury Inflation Indexed Protected Securitiesip: 3.4%
6,514,368		1.750%, due 01/15/28	6,162,188
21,362,952		1.875%, due 07/15/13	21,937,081
54,010,168		2.000%, due 07/15/14-01/15/16	55,279,206
31,892,720		2.500%, due 07/15/16-01/15/29	33,704,421
11,420,457		2.625%, due 07/15/17	12,184,200

			129,267,096

		Total U.S. Treasury Obligations (Cost $150,958,677)	142,829,983

ASSET-BACKED SECURITIES: 4.5%

		Automobile Asset-Backed Securities: 1.1%
1,533,432	S	Ford Credit Auto Owner Trust, 0.919%, due 07/15/10	1,533,797
15,032,424	S	Ford Credit Auto Owner Trust, 1.219%, due 01/15/11	15,023,170
10,229,530	S	Ford Credit Auto Owner Trust, 1.519%, due 12/15/10	10,247,581
15,300,000	S	Ford Credit Auto Owner Trust, 1.739%, due 06/15/12	15,354,393

			42,158,941

		Credit Card Asset-Backed Securities: 0.8%
3,300,000	S	BA Credit Card Trust, 0.899%, due 04/15/13	3,275,256
28,300,000	S	Chase Issuance Trust, 2.129%, due 09/15/15	28,310,845

			31,586,101

		Home Equity Asset-Backed Securities: 0.1%
25,970	S	ACE Securities Corp., 0.464%, due 12/25/35	25,298
29,727	S	Argent Securities, Inc., 0.364%, due 10/25/36	29,223
1,064,633	S	MASTR Asset-Backed Securities Trust, 0.364%, due 11/25/36	885,044
279,774	S	New Century Home Equity Loan Trust, 0.574%, due 06/25/35	157,639
353,516	S	Option One Mortgage Loan Trust, 0.364%, due 01/25/37	335,211
204,425	S	Renaissance Home Equity Loan Trust, 0.754%, due 08/25/33	98,843
144,141	S	Securitized Asset-Backed Receivables, LLC Trust, 0.394%, due 11/25/36	59,453

			1,590,711

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Other Asset-Backed Securities: 2.5%
$433,524	S	Bear Stearns Asset-Backed Securities, Inc., 0.394%, due 10/25/36	$384,238
1,405,624	S	Bear Stearns Asset-Backed Securities, Inc., 0.424%, due 11/25/36	824,190
5,094,039	S	Bear Stearns Asset-Backed Securities, Inc., 4.939%, due 10/25/36	2,865,519
1,333,362	S	Countrywide Asset-Backed Certificates, 0.364%, due 05/25/47	1,213,932
160,623	S	Credit-Based Asset Servicing and Securitization, LLC, 0.374%, due 11/25/36	131,299
127,359	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.364%, due 11/25/36	120,010
706,997	S	GSAMP Trust, 0.384%, due 12/25/36	374,816
74,690	S	Indymac Residential Asset-Backed Trust, 0.374%, due 04/25/37	70,952
10,188	S	Lehman XS Trust, 0.384%, due 05/25/46	10,059
95,139	S	Morgan Stanley Capital, Inc., 0.354%, due 10/25/36	89,193
607,567	S	Securitized Asset-Backed Receivables, LLC Trust, 0.374%, due 12/25/36	340,723
20,469,431	S	Small Business Administration, 5.160%, due 02/01/28	21,360,572
1,954,563	S	Small Business Administration, 5.290%, due 12/01/27	2,045,392
16,272,354	S	Small Business Administration, 5.471%, due 03/10/18	16,695,741
22,682,984	S	Small Business Administration, 5.490%, due 03/01/28	23,844,101
22,351,309	S	Small Business Administration, 5.902%, due 02/10/18	24,290,127
1,199,973	S	Specialty Underwriting & Residential Finance, 0.374%, due 01/25/38	985,234
1,447,934	S	Structured Asset Securities Corp., 0.364%, due 10/25/36	1,322,913

			96,969,011

		Total Asset-Backed Securities (Cost $172,182,981)	172,304,764

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.2%
1,207,265	C,S	Adjustable Rate Mortgage Trust, 4.574%, due 05/25/35	1,049,891
1,972,853	C,S	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	1,554,961
4,382,756	C,S	American Home Mortgage Investment Trust, 4.550%, due 02/25/44	3,667,024
3,500,000	C,S	Banc of America Commercial Mortgage, Inc., 5.929%, due 05/10/45	2,928,114
2,998,967	C,S	Banc of America Funding Corp., 3.781%, due 05/25/35	2,549,884
394,575	C,S	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	342,638
1,159,336	C,S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	1,138,014
9,873,668	C,S	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	7,829,464
2,087,279	C,S	Bear Stearns Adjustable Rate Mortgage Trust, 4.740%, due 10/25/35	2,013,698
184,723	C,S	Bear Stearns Adjustable Rate Mortgage Trust, 5.106%, due 01/25/34	141,960
1,665,776	C,S	Bear Stearns Alternative-A Trust, 5.362%, due 05/25/35	1,079,319
1,361,267	C,S	Bear Stearns Alternative-A Trust, 5.490%, due 09/25/35	739,561
2,425,442	C,S	Bear Stearns Alternative-A Trust, 5.673%, due 11/25/36	1,234,466
4,218,505	C,S	Bear Stearns Alternative-A Trust, 5.694%, due 11/25/36	2,138,885
400,000	C,S	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	324,749
1,200,000	C,S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	999,828
985,660	C,S	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	749,108
3,700,000	C,S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	2,707,763
187,953	C,S	Countrywide Alternative Loan Trust, 0.525%, due 11/20/35	183,602
5,063,064	C,S, I,	Countrywide Alternative Loan Trust, 4.686%, due 05/25/35	369,963
845,809	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 0.634%, due 03/25/35	386,107
4,347,484	#,C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.654%, due 06/25/35	3,159,666
93,458	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 05/25/33	92,170
15,500,000	C,S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	10,688,177
400,000	C,S	Credit Suisse Mortgage Capital Certificates, 5.846%, due 03/15/39	287,046
281,691	C,S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.394%, due 02/25/37	260,368
806,450	C,S	Downey Savings & Loan Association Mortgage Loan Trust, 3.472%, due 07/19/44	445,449
4,565,618	S	Fannie Mae, 5.500%, due 06/01/38	4,724,166
1,696,984	S	Fannie Mae, 5.500%, due 09/01/38	1,756,745
516,111		Federal Housing Administration, 8.175%, due 03/01/27	521,331
52,566,745	C,S, I,	First Horizon Alternative Mortgage Securities, 4.386%, due 01/25/36	3,122,176
812,117	C,S	First Horizon Alternative Mortgage Securities, 4.539%, due 03/25/35	427,791
988,266	C,S	GMAC Mortgage Corp. Loan Trust, 5.303%, due 11/19/35	749,253
891,051	C,S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	893,695
233,671	C,S	Greenpoint Mortgage Funding Trust, 0.394%, due 01/25/47	177,478
200,000	C,S	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	170,674
1,900,000	C,S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	1,519,513

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

$3,900,000	C,S	GS Mortgage Securities Corp. II, 5.993%, due 08/10/45	$2,958,184
2,979,394	C,S	GSR Mortgage Loan Trust, 4.469%, due 09/25/35	2,508,918
48,577	C,S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	48,348
4,934,177	C,S	Harborview Mortgage Loan Trust, 0.503%, due 01/19/38	2,109,313
4,547,383	C,S	Harborview Mortgage Loan Trust, 0.553%, due 03/19/36	1,919,774
600,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	443,310
1,300,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	977,218
100,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.007%, due 06/15/49	85,432
1,533,135	C,S	Merrill Lynch Mortgage Investors Trust, 0.524%, due 02/25/36	828,272
8,870,000	C,S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	5,924,424
2,700,000	C,S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	1,818,797
19,300,000	C,S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.156%, due 08/12/49	13,386,262
414,848	C,S	MLCC Mortgage Investors, Inc., 0.564%, due 11/25/35	286,634
22,000,000	C,S	Morgan Stanley Capital I, 5.809%, due 12/12/49	16,824,958
3,790,000	C,S	Morgan Stanley Capital I, 6.076%, due 06/11/49	2,865,092
70,643	#,C, S	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	67,903
585,989	C,S	Residential Accredit Loans, Inc., 0.714%, due 03/25/33	513,438
1,282,207	C,S	Residential Accredit Loans, Inc., 2.700%, due 09/25/45	574,326
349,852	C,S	Residential Asset Securitization Trust, 0.714%, due 05/25/33	299,555
100,843	C,S	Sequoia Mortgage Trust, 0.665%, due 07/20/33	81,042
602,140	C,S	SLM Student Loan Trust, 1.342%, due 07/25/13	600,950
1,026,943	C,S	SLM Student Loan Trust, 1.392%, due 01/25/15	1,022,290
2,600,000	C,S	SLM Student Loan Trust, 1.592%, due 10/25/17	2,497,625
19,348,042	C,S	SLM Student Loan Trust, 1.772%, due 07/25/13	19,350,998
29,761,236	C,S	SLM Student Loan Trust, 2.592%, due 04/25/23	30,391,469
222,991	C,S	Structured Asset Mortgage Investments, Inc., 0.414%, due 09/25/47	207,821
4,081,319	C,S	Structured Asset Mortgage Investments, Inc., 0.534%, due 05/25/36	1,620,373
1,718,920	C,S	Structured Asset Mortgage Investments, Inc., 0.563%, due 07/19/35	1,032,403
654,497	C,S	Structured Asset Securities Corp., 5.000%, due 12/25/34	629,001
5,346,217	C,S	Thornburg Mortgage Securities Trust, 0.414%, due 03/25/37	4,712,411
3,993,540	C,S	Thornburg Mortgage Securities Trust, 0.424%, due 11/25/46	3,590,585
4,449,335	#,S	Wachovia Bank Commercial Mortgage Trust, 0.409%, due 09/15/21	3,206,552
1,800,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	1,199,119
808,771	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.624%, due 01/25/45	377,128
1,901,670	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.854%, due 12/25/27	1,422,724
91,977	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.740%, due 06/25/42	66,862
95,679	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.740%, due 08/25/42	60,619
362,821	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.877%, due 02/27/34	297,298
276,563	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.880%, due 10/25/46	124,101
4,033,067	C,S	Washington Mutual Mortgage Pass-through Certificates, 3.127%, due 08/25/46	1,840,076
666,296	C,S	Wells Fargo Mortgage-Backed Securities Trust, 3.585%, due 12/25/34	614,383
4,198,207	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.121%, due 07/25/35	3,797,360
450,984	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 11/25/18	436,143
309,185	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.679%, due 05/25/35	264,178

		Total Collateralized Mortgage Obligations (Cost $237,349,711)	197,008,366

MUNICIPAL BONDS: 1.9%

		Alaska: 0.2%
12,000,000	C,S	Northern TOB Securitization Corp., 5.000%, due 06/01/46	6,506,640

			6,506,640

		Arkansas: 0.1%
3,050,000	C,S	University of Arkansas, 5.000%, due 11/01/37	2,955,481

			2,955,481

		California: 0.3%
6,700,000	C,S	Los Angeles Unified School District, 4.500%, due 07/01/22	6,605,932
1,300,000	S	State of California, 7.500%, due 04/01/34	1,194,999
1,200,000	C,S	State of California, 5.650%, due 04/01/39	1,186,620
1,300,000	S	State of California, 7.550%, due 04/01/39	1,188,096
1,800,000	C,S	Tobacco Securitization Authority of Southern California, 5.125%, due 06/01/46	972,450

			11,148,097

		Connecticut: 0.3%
11,000,000	C,S	State of Connecticut, 5.850%, due 03/15/32	11,174,130

			11,174,130

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Illinois: 0.3%
$8,700,000	C,S	Chicago Transit Authority, 6.899%, due 12/01/40	$9,309,528
700,000	C,S	Chicago Transit Authority, 6.300%, due 12/01/21	723,091
570,000	C,S	City of Chicago, 5.000%, due 01/01/35	547,776

			10,580,395

		Louisiana: 0.0%
870,000	C,S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	681,967

			681,967

		New York: 0.3%
10,600,000	C,S	New York State Thruway Authority, 4.750%, due 01/01/29	10,182,890

			10,182,890

		Oregon: 0.1%
5,400,000	C,S	Oregon State Department of Transportation/OR, 5.000%, due 11/15/33	5,492,340

			5,492,340

		Pennsylvania: 0.1%
4,000,000	C,S	University of Pittsburgh, 5.000%, due 09/15/28	4,117,560

			4,117,560

		Texas: 0.2%
8,200,000	C,S	Texas A&M University, 5.000%, due 07/01/34	8,354,160

			8,354,160

		Washington: 0.0%
1,560,000	S	State of Washington, 0.000%, due 12/01/20	932,942

			932,942

		Wisconsin: 0.0%
865,000	C,S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	967,598

			967,598

		Total Municipal Bonds (Cost $75,018,951)	73,094,200

OTHER BONDS: 1.0%

		Foreign Government Bonds: 1.0%
2,400,000	#,S	Export-Import Bank of China, 4.875%, due 07/21/15	2,500,169
BRL 32,600,000	L	Federative Republic of Brazil, 10.250%, due 01/10/28	16,470,528
$16,300,000		Federative Republic of Brazil, 12.500%, due 01/05/22	9,191,886
750,000		Panama Government International Bond, 8.875%, due 09/30/27	909,375
CAD 7,200,000		Province of Ontario Canada, 6.500%, due 03/08/29	7,387,126
$975,000	L	South Africa Government International Bond, 5.875%, due 05/30/22	911,625
180,000		South Africa Government International Bond, 6.500%, due 06/02/14	189,450

		Total Other Bonds (Cost $40,293,555)	37,560,159

Shares			Value

PREFERRED STOCK: 0.8%

		Auto Manufacturers: 0.0%
192,000	P	General Motors Corp.	$516,000

			516,000

		Banks: 0.8%
39,000	S	Wells Fargo & Co.	30,613,830

			30,613,830

		Insurance: 0.0%
94,400	S	American International Group, Inc.	898,688

			898,688

		Total Preferred Stock (Cost $32,325,599)	32,028,518

# of		Notional
Contracts		Amount	Value

PURCHASED OPTIONS: 0.3%

	Options on Exchange-Traded Futures Contracts
1,200	Put Option CME 90-Day Eurodollar Future 12/09 Strike @ $90.750 — Exp 12/14/09		$7,500
119	Put Option CME 90-Day Eurodollar Future 6/10 Strike @ $89.500 — Exp 06/14/10		744
198	Put Option LIFFE 90-Day Sterling Future 06/10 Strike @ 91.000 (GBP) — Exp 06/16/10		—

	Foreign Currency Options
	Call Option OTC — Credit Suisse, London USD vs JPY Strike @ 104 (JPY)-Exp 03/17/10	USD 11,400,000	140,858
	Put Option OTC — Credit Suisse, London USD vs JPY Strike @ 104(JPY)-Exp 03/17/10	USD 11,400,000	1,098,607

	Interest Rate Swaptions
	Call Swaption OTC — Barclays Bank PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.450% — Exp 08/03/09	USD 20,500,000	732,887
	Call Swaption OTC — Merrill Lynch Capital Services, Inc. 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.450%-Exp 08/03/09	USD 18,700,000	668,536
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.600% — Exp 07/02/09	USD 23,700,000	965,610

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

# of		Notional
Contracts		Amount	Value

	Interest Rate Swaptions (continued)
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.450% — Exp 08/03/09	USD 87,800,000	$3,138,903
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.850% — Exp 08/03/09	USD 68,000,000	2,965,932

	Total Purchased Options
	(Cost $3,365,716)		9,719,577

	Total Long-Term Investments (Cost $4,826,236,312)		4,809,112,502

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 1.3%

		U.S. Government Agency Obligations: 1.0%
$10,100,000	Z	Fannie Mae, 0.140%, due 07/06/09	$10,099,764
8,600,000	Z	Fannie Mae, 0.160%, due 07/21/09	8,599,197
8,600,000	L,Z	Federal Home Loan Bank, 0.130%, due 07/15/09	8,599,537
12,200,000	Z	Freddie Mac, 0.120%, due 09/21/09	12,196,523

		Total U.S. Government Agency Obligations (Cost $39,493,774)	39,495,021

		U.S. Treasury Bills: 0.2%
1,269,000		0.090%, due 07/02/09	1,268,994
5,826,000		0.140%, due 07/23/09	5,825,497

		Total U.S. Treasury Bills (Cost $7,094,491)	7,094,491

		Securities Lending CollateralCC: 0.1%
3,984,638		Bank of New York Mellon Corp. Institutional Cash Reserves	3,528,515

		Total Securities Lending Collateral (Cost $3,984,638)	3,528,515

		Total Short-Term Investments (Cost $50,572,903)	50,118,027

	Total Investments in Securities
	(Cost $4,876,809,215)*	127.2%	$4,859,230,529
	Other Assets and Liabilities - Net	(27.2)	(1,038,713,384)

	Net Assets	100.0%	$3,820,517,145

@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
W	Settlement is on a when-issued or delayed-delivery basis.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
±	Defaulted security
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
&	Structured Product
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen

*	Cost for federal income tax purposes is $4,886,620,069.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$121,659,012
Gross Unrealized Depreciation	(149,048,552)

Net Unrealized Depreciation	$(27,389,540)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Preferred Stock	$—	$32,028,518	$—
Positions In Purchased Options	8,244	9,711,333	—
Corporate Bonds/Notes	9,007,133	1,044,295,554	5,277,953
U.S. Government Agency Obligations	—	3,085,986,295	—
U.S. Treasury Obligations	1,384,005	141,445,978	—
Asset-Backed Securities	—	172,304,764	—
Collateralized Mortgage Obligations	—	196,487,035	521,331
Municipal Bonds	—	73,094,200	—
Other Bonds	—	37,560,159	—
Short-Term Investments	—	50,118,027	—

Total	$10,399,382	$4,843,031,863	$5,799,284

Other Financial Instruments**	24,362,083	(839,790)	879,513

Total	$24,362,083	$(839,790)	$879,513

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning	Net	Accrued	Total	Total Unrealized	Net Transfers	Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	In/(Out)	Balance
	12/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	of Level 3	at 06/30/09

Corporate Bonds/Notes	$8,997,539	$2,586,245	$3,036	$—	$1,805,572	$(8,114,439)	$5,277,953
Collateralized Mortgage Obligations	529,287	(6,201)	(240)	(223)	(1,292)	—	521,331
Other Bonds	7,230,853	—	—	—	—	(7,230,853)	—
Other Financial Instruments**	2,143,275	213,191	8,675	(663,916)	(821,712)	—	879,513

Total	$18,900,954	$2,793,235	$11,471	$(664,139)	$982,568	$(15,345,292)	$6,678,797

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $2,194,215. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on June 30, 2009:

			Unrealized
	Number	Expiration	Appreciation/
Contract Description	of Contracts	Date	(Depreciation)

Long Contracts
3-Month Euro Euribor	97	12/14/09	$86,987
3-Month Euro Euribor	164	03/15/10	223,932
90-Day Eurodollar	1,631	09/14/09	10,812,046
90-Day Eurodollar	1,854	12/14/09	7,896,727
90-Day Eurodollar	823	03/15/10	5,876,341
90-Day Eurodollar	1,033	06/14/10	396,191
90-Day Eurodollar	581	09/13/10	142,628
90-Day Eurodollar	1,110	12/13/10	(577,801)
90-Day Eurodollar	493	03/14/11	(244,575)
90-Day Sterling	8	12/16/09	54,621
90-Day Sterling	46	03/17/10	28,664
90-Day Sterling	95	06/16/10	(11,030)
90-Day Sterling	95	09/15/10	(48,404)
90-Day Sterling	95	12/15/10	(81,099)
90-Day Sterling	49	03/16/11	(63,764)
U.S. Treasury 5-Year Note	83	09/30/09	(129,381)

			$24,362,083

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Australian Dollar AUD 4,579,000	BUY	7/23/09	3,598,279	3,682,990	$84,711
Australian Dollar AUD 462,612	BUY	7/31/09	367,742	371,854	4,112
Brazilian Real BRL 12,873,225	BUY	8/4/09	6,016,931	6,524,291	507,360
Brazilian Real BRL 10,893,808	BUY	8/4/09	5,306,287	5,521,101	214,814
Canadian Dollar CAD 1,250,000	BUY	8/4/09	1,141,438	1,074,867	(66,571)
Chinese Yuan CNY 10,340,213	BUY	7/15/09	1,605,000	1,513,830	(91,170)
Chinese Yuan CNY 22,665,300	BUY	7/15/09	3,514,000	3,318,249	(195,751)
Chinese Yuan CNY 8,091,613	BUY	7/15/09	1,255,000	1,184,630	(70,370)
Chinese Yuan CNY 2,377,869	BUY	7/15/09	370,500	348,125	(22,375)
Chinese Yuan CNY 2,377,128	BUY	7/15/09	370,500	348,017	(22,483)
Chinese Yuan CNY 11,649,529	BUY	7/15/09	1,812,000	1,705,516	(106,484)
Chinese Yuan CNY 7,766,232	BUY	7/15/09	1,208,000	1,136,993	(71,007)
Chinese Yuan CNY 7,769,776	BUY	7/15/09	1,211,000	1,137,512	(73,488)
Chinese Yuan CNY 5,977,296	BUY	7/15/09	927,000	875,089	(51,911)
Chinese Yuan CNY 22,329,864	BUY	7/15/09	3,420,000	3,269,140	(150,860)
Chinese Yuan CNY 20,978,832	BUY	7/15/09	3,248,000	3,071,346	(176,654)
Chinese Yuan CNY 18,347,000	BUY	7/15/09	2,800,000	2,686,041	(113,959)
Chinese Yuan CNY 10,457,600	BUY	7/15/09	1,600,000	1,531,015	(68,985)
Chinese Yuan CNY 4,881,450	BUY	9/8/09	700,000	715,234	15,234
Chinese Yuan CNY 4,867,800	BUY	9/8/09	700,000	713,234	13,234
Chinese Yuan CNY 4,825,800	BUY	9/8/09	700,000	707,080	7,080
Chinese Yuan CNY 4,832,100	BUY	9/8/09	700,000	708,004	8,004
Chinese Yuan CNY 3,934,710	BUY	9/8/09	570,000	576,517	6,517
Chinese Yuan CNY 7,239,750	BUY	9/8/09	1,050,000	1,060,774	10,774
Chinese Yuan CNY 4,789,290	BUY	9/8/09	690,000	701,731	11,731
Chinese Yuan CNY 9,719,500	BUY	9/8/09	1,400,000	1,424,110	24,110
Chinese Yuan CNY 2,612,231	BUY	9/8/09	376,077	382,746	6,669
Chinese Yuan CNY 2,618,055	BUY	3/29/10	387,000	384,878	(2,122)
Chinese Yuan CNY 5,236,110	BUY	3/29/10	774,000	769,756	(4,244)
Chinese Yuan CNY 8,016,525	BUY	3/29/10	1,185,000	1,178,502	(6,498)
Chinese Yuan CNY 16,014,440	BUY	3/29/10	2,369,000	2,354,268	(14,732)
Chinese Yuan CNY 3,141,957	BUY	3/29/10	464,100	461,896	(2,204)
Chinese Yuan CNY 5,223,446	BUY	3/29/10	773,500	767,894	(5,606)
Chinese Yuan CNY 2,093,710	BUY	3/29/10	309,400	307,794	(1,606)
Danish Krone DKK 10,467,000	BUY	7/2/09	1,998,160	1,971,762	(26,398)
Danish Krone DKK 10,467,000	BUY	10/1/09	1,968,684	1,969,012	328
Mexican Peso MXN 62,572	BUY	11/27/09	4,632	4,650	18
Singapore Dollar SGD 2,241,920	BUY	7/30/09	1,550,000	1,547,326	(2,674)

					$(433,456)

Brazilian Real BRL 27,239,603	SELL	8/4/09	12,882,290	13,805,329	$(923,039)
Chinese Yuan CNY 2,565,585	SELL	7/15/09	355,000	375,607	(20,607)
Chinese Yuan CNY 7,706,114	SELL	7/15/09	1,066,000	1,128,192	(62,192)
Chinese Yuan CNY 2,570,022	SELL	7/15/09	355,000	376,257	(21,257)
Chinese Yuan CNY 2,698,468	SELL	7/15/09	371,000	395,062	(24,062)
Chinese Yuan CNY 2,080,364	SELL	7/15/09	286,000	304,570	(18,570)
Chinese Yuan CNY 1,353,615	SELL	7/15/09	186,000	198,172	(12,172)
Chinese Yuan CNY 2,541,525	SELL	7/15/09	350,000	372,085	(22,085)
Chinese Yuan CNY 2,490,000	SELL	7/15/09	353,066	364,541	(11,475)
Chinese Yuan CNY 2,490,100	SELL	7/15/09	353,080	364,556	(11,476)
Chinese Yuan CNY 2,498,000	SELL	7/15/09	354,201	365,713	(11,512)
Chinese Yuan CNY 1,499,000	SELL	7/15/09	212,549	219,457	(6,908)
Chinese Yuan CNY 29,181,554	SELL	7/15/09	4,155,200	4,272,243	(117,043)
Chinese Yuan CNY 4,991,400	SELL	7/15/09	708,000	730,752	(22,752)
Chinese Yuan CNY 9,984,182	SELL	7/15/09	1,417,000	1,461,706	(44,706)
Chinese Yuan CNY 10,427,625	SELL	7/15/09	1,495,000	1,526,627	(31,627)
Chinese Yuan CNY 17,852,731	SELL	7/15/09	2,561,000	2,613,679	(52,679)
Chinese Yuan CNY 10,129,141	SELL	7/15/09	1,451,000	1,482,928	(31,928)
Chinese Yuan CNY 10,054,080	SELL	7/15/09	1,440,000	1,471,939	(31,939)
Chinese Yuan CNY 15,685,444	SELL	7/15/09	2,252,685	2,296,383	(43,698)
Chinese Yuan CNY 12,329,300	SELL	7/15/09	1,768,149	1,805,036	(36,887)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Chinese Yuan CNY 5,450,655	SELL	9/8/09	777,000	798,635	(21,635)
Chinese Yuan CNY 4,602,285	SELL	9/8/09	657,000	674,331	(17,331)
Chinese Yuan CNY 4,730,469	SELL	9/8/09	674,000	693,112	(19,112)
Chinese Yuan CNY 6,280,960	SELL	9/8/09	896,000	920,292	(24,292)
Chinese Yuan CNY 1,330,000	SELL	9/8/09	190,000	194,873	(4,873)
Chinese Yuan CNY 3,539,470	SELL	9/8/09	506,000	518,606	(12,606)
Chinese Yuan CNY 8,135,011	SELL	9/8/09	1,163,807	1,191,949	(28,142)
Chinese Yuan CNY 4,302,169	SELL	9/8/09	615,475	630,358	(14,883)
Chinese Yuan CNY 9,331,612	SELL	9/8/09	1,335,682	1,367,276	(31,594)
EU Euro EUR 12,944,000	SELL	7/27/09	18,061,540	18,159,066	(97,526)
EU Euro EUR 522,000	SELL	7/27/09	731,794	732,311	(517)
British Pound GBP 14,845,000	SELL	7/2/09	22,968,555	24,422,947	(1,454,392)
British Pound GBP 231,000	SELL	7/2/09	370,725	380,040	(9,315)
British Pound GBP 123,000	SELL	7/2/09	200,229	202,359	(2,130)
British Pound GBP 15,199,000	SELL	8/6/09	25,124,555	25,004,648	119,907
Japanese Yen JPY 501,234,000	SELL	7/2/09	5,202,194	5,203,031	(837)
Japanese Yen JPY 501,234,000	SELL	7/22/09	5,221,189	5,204,400	16,789
Singapore Dollar SGD 1,658,300	SELL	7/30/09	1,088,839	1,144,523	(55,684)
Singapore Dollar SGD 331,700	SELL	7/30/09	217,735	228,932	(11,197)
Singapore Dollar SGD 251,920	SELL	7/30/09	167,057	173,870	(6,813)

					$(3,234,797)

ING PIMCO Total Return Bond Portfolio Written Options Open on June 30, 2009:

Interest Rate Swaptions

		Floating Rate Index/
		Underlying	Pay/Receive	Exercise	Expiration		Notional	Premium
Description	Counterparty	Reference Entity	Floating	Rate	Date		Amount	Received	Value

Put – OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	2.000%	07/27/09	USD	8,000,000	$33,200	$(6,368)
Put – OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Pay	4.400%	08/03/09	USD	14,500,000	69,375	(26,306)
Put – OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.550%	08/03/09	USD	28,500,000	129,000	(33,802)
Put – OTC Interest Rate Swap	Citibank N.A., New York	3-Month USD-LIBOR	Pay	2.000%	07/27/09	USD	8,000,000	32,400	(6,368)
Put – OTC Interest Rate Swap	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	2.000%	07/27/09	USD	19,500,000	90,475	(15,523)
Put – OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.400%	08/03/09	USD	48,000,000	178,150	(87,083)

								$532,600	$(175,450)

The following sales commitment was held by PIMCO Total Return Bond at June 30, 2009:

Principal
Amount		Description	Market Value

$(1,600,000)	W	United States Treasury Note, 3.500%, due 02/15/39	$(1,384,005)

		Total sales commitments
		(Cost $1,514,050)	$(1,384,005)

ING PIMCO Total Return Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2009:

				Unrealized
	Termination		Notional	Appreciation
	Date		Amount	(Depreciation)

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	12/19/09	GBP	2,400,000	$92,354
Receive a fixed rate equal to 12.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services, Inc.	01/04/10	BRL	6,200,000	83,886
Receive a fixed rate equal to 12.410% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/04/10	BRL	6,200,000	83,975
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	09/15/10	GBP	30,300,000	2,359,394
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	4,100,000	320,666
Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	10/15/10	EUR	7,800,000	394,493

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

				Unrealized
	Termination		Notional	Appreciation
	Date		Amount	(Depreciation)

Receive a fixed rate equal to 2.146% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London	10/15/10	EUR	1,500,000	$86,189
Receive a fixed rate equal to 3.150% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/17/10	USD	57,400,000	1,657,513
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	02/04/11	USD	134,600,000	4,659,705
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	02/04/11	USD	37,600,000	1,095,225
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: Deutsche Bank AG	06/15/11	AUD	3,200,000	(14,873)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: UBS AG	06/15/11	AUD	53,800,000	(142,557)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	06/17/11	USD	6,400,000	130,114
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/17/11	USD	6,800,000	213,482
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/11	USD	9,400,000	292,696
Receive a fixed rate equal to 4.250% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: UBS AG	09/15/11	AUD	28,200,000	(194,746)
Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	2,700,000	(13,042)
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	2,400,000	(11,280)
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	12,500,000	252,279
Receive a fixed rate equal to 1.948% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	03/15/12	EUR	5,100,000	96,099
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	1,300,000	22,649
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets L.P.	03/30/12	EUR	1,400,000	26,141
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	1,400,000	23,486
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	800,000	13,801
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	2,000,000	27,382
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	2,100,000	30,461
Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	1,500,000	24,222

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

				Unrealized
	Termination		Notional	Appreciation
	Date		Amount	(Depreciation)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: Deutsche Bank AG	06/15/13	AUD	3,600,000	$(83,430)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	09/17/13	GBP	1,000,000	91,244
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A.	09/17/13	GBP	5,600,000	505,707
Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: BNP Paribas	03/18/14	EUR	6,200,000	701,547
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/14	GBP	2,500,000	245,451
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	03/18/14	GBP	1,800,000	210,537
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	03/18/14	GBP	4,200,000	493,433
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/15/16	GBP	900,000	76,436
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	23,500,000	101,941
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.	12/16/19	USD	120,800,000	2,414,958

				$16,367,538

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Soverign Issues — Buy Protection(1)									Unrealized
		Buy/Sell	(Pay)/Receive	Termination		Notional		Upfront Premium	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date		Amount(2)	Market Value(3)	Paid/(Received)	(Depreciation)

Deutsche Bank AG	Goodrich Corp. 6.290%, 07/01/16	Buy	(0.510)	09/20/16	USD	1,600,000	$6,598	$—	$6,598
Barclays Bank PLC	iStar Financial Inc. 5.800%, 03/15/11	Buy	(0.365)	03/20/11	USD	5,000,000	1,674,990	—	1,674,990
Deutsche Bank AG	Lennar Corp. 5.950%, 10/17/11	Buy	(0.660)	12/20/11	USD	5,000,000	395,032	—	395,032
Morgan Stanley Capital Services Inc.	Sealed Air Corp. 5.625%, 07/15/13	Buy	(0.580)	09/20/13	USD	2,200,000	58,445	—	58,445

							$2,135,065	$—	$2,135,065

Credit Default Swaps on Credit Indices — Sell Protection(4)									Unrealized
		Buy/Sell	(Pay)/Receive	Termination		Notional		Upfront Premium	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date		Amount(2)	Market Value(3)	Paid/(Received)	(Depreciation)

Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD	5,826,120	$(308,167)	$—	$(308,167)
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	20,029,062	254,540	—	254,540
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,223,070	145,182	—	145,182
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,236,255	3,933	—	3,933
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	3,014,082	(3,806)	—	(3,806)
Goldman Sachs International	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,791,910	(14,267)	—	(14,267)

							$77,415	$—	$77,415

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)					Implied Credit					Unrealized
		Buy/Sell	(Pay)/Receive	Termination	at Spread		Notional		Upfront Premium	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	6/30/09(5)		Amount(2)	Market Value(3)	Paid/(Received)	(Depreciation)

Deutsche Bank AG	American Express Comp. 4.875%, 07/15/13	Sell	1.750	03/20/13	2.41	USD	5,300,000	$(117,079)	$—	$(117,079)
Deutsche Bank AG	American International Group 6.250%, 05/01/36	Sell	5.000	12/20/13	15.31	USD	6,100,000	(1,727,047)	(496,722)	(1,230,325)
Deutsche Bank AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	0.850	03/20/13	2.42	USD	2,200,000	(116,131)	—	(116,131)
Citibank N.A., New York	CIT Group 5.650%, 02/13/17	Sell	5.000	12/20/13	16.48	USD	1,800,000	(524,462)	(405,599)	(118,863)
Barclays Bank PLC	CIT Group 7.750%, 04/02/12	Sell	5.200	03/20/13	17.18	USD	3,700,000	(1,010,215)	—	(1,010,215)
Morgan Stanley Capital Services Inc.	CIT Group 7.750%, 04/02/12	Sell	5.650	03/20/13	17.18	USD	9,300,000	(2,443,810)	—	(2,443,810)
Credit Suisse International	Federative Republic of Brazil 12.250%, 03/06/30	Sell	3.350	12/20/09	0.79	USD	1,000,000	12,219	—	12,219
Barclays Bank PLC	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	5.650	09/20/12	10.28	USD	700,000	(80,189)	—	(80,189)
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	10.28	USD	200,000	(31,811)	—	(31,811)
Barclays Bank PLC	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	4.96	USD	5,900,000	(603,652)	—	(603,652)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	4.94	USD	1,200,000	(105,000)	—	(105,000)
UBS AG, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	4.94	USD	1,200,000	(105,000)	—	(105,000)
BNP Paribas	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700	12/20/13	4.34	USD	1,800,000	24,267	—	24,267
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	3.850	03/20/14	4.34	USD	7,000,000	(131,442)	—	(131,442)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.000	12/20/13	4.34	USD	7,600,000	(94,755)	—	(94,755)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.200	12/20/13	4.34	USD	6,200,000	(31,333)	—	(31,333)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325	12/20/13	4.34	USD	4,500,000	(1,889)	—	(1,889)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.850	12/20/13	4.34	USD	3,600,000	68,552	—	68,552
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.230	12/20/13	4.34	USD	4,200,000	(16,554)	—	(16,554)
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.750	12/20/13	4.34	USD	3,900,000	59,808	—	59,808
Goldman Sachs International	General Electric Capital Corp. 5.625%, 09/15/17	Sell	8.000	03/20/11	4.12	USD	1,800,000	113,895	—	113,895
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	4.12	USD	5,700,000	(325,451)	—	(325,451)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	4.35	USD	5,700,000	(641,109)	—	(641,109)
BNP Paribas	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.780	03/20/11	4.12	USD	1,400,000	(76,282)	—	(76,282)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.800	06/20/11	4.18	USD	6,800,000	(424,487)	—	(424,487)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	3.650	09/20/12	10.20	USD	1,000,000	(160,711)	—	(160,711)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	4.800	09/20/12	10.20	USD	1,300,000	(172,262)	—	(172,262)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	10.20	USD	1,100,000	(188,922)	—	(188,922)
Citibank N.A., New York	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	2.42	USD	2,600,000	(184,053)	—	(184,053)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	8.37	USD	3,100,000	(309,916)	—	(309,916)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	8.25	USD	1,800,000	(188,770)	(222,682)	33,912
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	8.25	USD	7,600,000	(797,027)	(945,237)	148,210
Deutsche Bank AG	Wachovia Corp. 3.625%, 02/17/09*	Sell	1.520	03/20/13	1.57	USD	1,300,000	(2,152)	—	(2,152)

* In the event of a default, if this bond is no longer available an equivalent bond will be delivered.								$(10,332,770)	$(2,070,240)	$(8,262,530)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)	If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed the table above and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for as hedging
instruments under SFAS No. 133	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$1,239,465
Interest rate contracts	Investments in securities at value*	8,480,112
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,051,392
Credit contracts	Unrealized appreciation on swap agreements, net of upfront payments made	2,999,583
Interest rate contracts	Unrealized appreciation on swap agreements, net of upfront payments made	17,602,912

Total Asset Derivatives		$31,373,464

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,719,645
Credit contracts	Unrealized depreciation on swap agreements, net of upfront payments received	11,119,873
Interest rate contracts	Unrealized depreciation on swap agreements, net of upfront payments received	4,215,190
Interest rate contracts	Written options	175,450

Total Liability Derivatives		$20,230,158

*	Includes purchased options

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2009 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
		Forward Foreign
Derivatives not accounted for as hedging instruments under SFAS No. 133	Investments*	Currency Contracts	Futures	Swaps	Written options	Total

Foreign exchange contracts	$83,370	$(9,308,241)	$—	$—	$—	$(9,224,871)
Interest rate contracts	(2,880,487)	—	16,791,267	(9,671,115)	(5,975,046)	(1,735,381)
Credit contracts	—	—	—	(2,879,884)	—	(2,879,884)

Total	$(2,797,117)	$(9,308,241)	$16,791,267	$(12,550,999)	$(5,975,046)	$(13,840,136)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging		Forward Foreign
instruments under SFAS No. 133	Investments*	Currency Contracts	Futures	Swaps	Written options	Total

Foreign exchange contracts	$(919,314)	$3,176,927	$—	$—	$—	$2,257,613

Interest rate contracts	(8,227,667)	—	(27,125,361)	40,299,002	12,165,086	17,111,060

Credit contracts	—	—	—	(8,020,106)	—	(8,020,106)

Total	$(9,146,981)	$3,176,927	$(27,125,361)	$32,278,896	$12,165,086	$11,348,567

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 91.8%

		Advertising: 2.0%
3,510,916	@	Interpublic Group of Cos., Inc.	$17,730,126

			17,730,126

		Agriculture: 1.0%
127,162		Lorillard, Inc.	8,617,769

			8,617,769

		Airlines: 0.6%
812,900		Southwest Airlines Co.	5,470,817

			5,470,817

		Apparel: 0.6%
104,800		Nike, Inc.	5,426,544

			5,426,544

		Auto Manufacturers: 0.5%
759,300	@	Ford Motor Co.	4,608,951

			4,608,951

		Auto Parts & Equipment: 1.0%
259,400		BorgWarner, Inc.	8,858,510

			8,858,510

		Banks: 3.6%
123,150		City National Corp.	4,535,615
248,521		First Horizon National Corp.	2,982,252
940,066		Keycorp	4,925,946
69,300	L	M&T Bank Corp.	3,529,449
206,100		Northern Trust Corp.	11,063,448
122,513		PNC Financial Services Group, Inc.	4,754,730
9,358	L	Zions Bancorp.	108,178

			31,899,618

		Beverages: 2.0%
485,800	@	Constellation Brands, Inc.	6,159,944
270,263		Molson Coors Brewing Co.	11,440,233

			17,600,177

		Chemicals: 1.5%
182,000		Airgas, Inc.	7,376,460
123,900		FMC Corp.	5,860,470
1,803		Mosaic Co.	79,873

			13,316,803

		Coal: 0.8%
206,900		Consol Energy, Inc.	7,026,324

			7,026,324

		Commercial Services: 2.9%
493,815		Equifax, Inc.	12,888,572
770,000		Western Union Co.	12,628,000

			25,516,572

		Computers: 6.6%
384,483	@	Computer Sciences Corp.	17,032,597
1,238,810	@	NCR Corp.	14,655,122
1,095,230	@	Teradata Corp.	25,661,239

			57,348,958

		Cosmetics/Personal Care: 1.3%
339,155		Estee Lauder Cos., Inc.	11,080,194

			11,080,194

		Distribution/Wholesale: 2.5%
268,670		WW Grainger, Inc.	21,998,700

			21,998,700

		Diversified Financial Services: 2.2%
92,950		Franklin Resources, Inc.	6,693,330
474,779	@@	Lazard Ltd.	12,781,051

			19,474,381

		Electric: 7.4%
413,127		Edison International	12,996,975
227,514		FirstEnergy Corp.	8,816,168
559,432		NSTAR	17,963,362
215,150		Pacific Gas & Electric Co.	8,270,366
317,826		Public Service Enterprise Group, Inc.	10,370,662
189,100		Southern Co.	5,892,356

			64,309,889

		Electrical Components & Equipment: 0.6%
92,000	@	Energizer Holdings, Inc.	4,806,080

			4,806,080

		Electronics: 1.4%
308,450	@	Thermo Electron Corp.	12,575,507

			12,575,507

		Environmental Control: 2.3%
259,389		Republic Services, Inc.	6,331,685
503,198		Waste Management, Inc.	14,170,056

			20,501,741

		Food: 4.1%
240,100		JM Smucker Co.	11,683,266
354,061		Kroger Co.	7,807,045
804,689		Safeway, Inc.	16,391,515

			35,881,826

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper: 0.7%
196,400		Weyerhaeuser Co.	$5,976,452

			5,976,452

		Gas: 2.2%
387,245		Sempra Energy	19,218,969

			19,218,969

		Hand/Machine Tools: 0.7%
113,431		Kennametal, Inc.	2,175,607
138,700		Snap-On, Inc.	3,986,238

			6,161,845

		Healthcare — Products: 0.8%
548,500	@	Boston Scientific Corp.	5,561,790
40,850	@	Zimmer Holdings, Inc.	1,740,210

			7,302,000

		Healthcare — Services: 1.7%
221,372		Aetna, Inc.	5,545,369
375,998		Cigna Corp.	9,057,792

			14,603,161

		Home Builders: 1.1%
1,050,100	L	Pulte Homes, Inc.	9,272,383

			9,272,383

		Household Products/Wares: 1.3%
426,575		Avery Dennison Corp.	10,954,446

			10,954,446

		Insurance: 9.4%
168,211		AON Corp.	6,370,151
274,400		Assurant, Inc.	6,610,296
206,200	@@	Axis Capital Holdings Ltd.	5,398,316
244,300		Lincoln National Corp.	4,204,403
415,400		Marsh & McLennan Cos., Inc.	8,362,002
211,400		Principal Financial Group, Inc.	3,982,776
347,266	@	Progressive Corp.	5,247,189
372,193	@@	RenaissanceRe Holdings Ltd.	17,321,862
1,573,607		UnumProvident Corp.	24,957,402

			82,454,397

		Internet: 0.5%
257,500	@	eBay, Inc.	4,410,975

			4,410,975

		Machinery — Diversified: 0.6%
175,300		Rockwell Automation, Inc.	5,630,636

			5,630,636

		Media: 1.5%
569,168	@	Viacom — Class B	12,920,114

			12,920,114

		Mining: 0.9%
191,798		Newmont Mining Corp.	7,838,784

			7,838,784

		Miscellaneous Manufacturing: 0.9%
138,161		Crane Co.	3,082,372
248,100	@@	Ingersoll-Rand Co.	5,185,290

			8,267,662

		Office/Business Equipment: 1.2%
1,623,032		Xerox Corp.	10,517,247

			10,517,247

		Oil & Gas: 5.1%
122,750	L	Devon Energy Corp.	6,689,875
192,300		Noble Energy, Inc.	11,339,931
225,329		Questar Corp.	6,998,719
150,300		Range Resources Corp.	6,223,923
86,900	@	Transocean, Ltd.	6,455,801
171,200		XTO Energy, Inc.	6,529,568

			44,237,817

		Oil & Gas Services: 0.7%
252,200		Smith International, Inc.	6,494,150

			6,494,150

		Packaging & Containers: 3.0%
571,559		Ball Corp.	25,811,604

			25,811,604

		Pharmaceuticals: 5.1%
296,868		Cardinal Health, Inc.	9,069,317
431,450	@	Forest Laboratories, Inc.	10,833,710
946,181		Omnicare, Inc.	24,373,623

			44,276,650

		Pipelines: 1.3%
1,193,980		El Paso Corp.	11,020,435

			11,020,435

		Retail: 3.7%
531,900		Burger King Holdings, Inc.	9,185,913
649,203		Gap, Inc.	10,646,929
176,965		JC Penney Co., Inc.	5,080,665
117,200	L	Nordstrom, Inc.	2,331,108
358,800	@	Starbucks Corp.	4,983,732

			32,228,347

		Savings & Loans: 1.4%
408,600	L	New York Community Bancorp., Inc.	4,367,934
533,045		People’s United Financial, Inc.	8,016,997

			12,384,931

		Semiconductors: 1.1%
239,450		Analog Devices, Inc.	5,933,571
373,315		Applied Materials, Inc.	4,095,266

			10,028,837

		Software: 1.3%
219,100	@	Electronic Arts, Inc.	4,758,852
143,500	@	Fiserv, Inc.	6,557,950

			11,316,802

		Telecommunications: 0.7%
676,600		Windstream Corp.	5,656,376

			5,656,376

		Total Common Stock (Cost $901,545,775)	803,034,507

REAL ESTATE INVESTMENT TRUSTS: 5.7%

		Apartments: 0.3%
121,450		Equity Residential	2,699,834

			2,699,834

		Diversified: 0.5%
106,328		Vornado Realty Trust	4,787,950

			4,787,950

		Health Care: 0.7%
202,500		Ventas, Inc.	6,046,650

			6,046,650

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Mortgage: 1.9%
1,131,116		Annaly Capital Management, Inc.	$17,125,096

			17,125,096

		Office Property: 0.8%
141,455		Boston Properties, Inc.	6,747,404

			6,747,404

		Shopping Centers: 0.8%
153,100		Kimco Realty Corp.	1,538,655
148,600		Regency Centers Corp.	5,187,626

			6,726,281

		Storage: 0.7%
92,180		Public Storage, Inc.	6,035,946

			6,035,946

		Total Real Estate Investment Trusts (Cost $55,727,059)	50,169,161

		Total Long-Term Investments (Cost $957,272,834)	853,203,668

SHORT-TERM INVESTMENTS: 4.5%

		Affiliated Mutual Fund: 2.8%
24,807,688		ING Institutional Prime Money Market Fund — Class I	24,807,688

		Total Mutual Fund (Cost $24,807,688)	24,807,688

Principal
Amount			Value

		Securities Lending CollateralCC: 1.7%
$15,030,550		Bank of New York Mellon Corp. Institutional Cash Reserves	$14,987,678

		Total Securities Lending Collateral (Cost $15,030,550)	14,987,678

		Total Short-Term Investments (Cost $39,838,238)	39,795,366

	Total Investments in Securities
	(Cost $997,111,072)*	102.0%	$892,999,034
	Other Assets and Liabilities - Net	(2.0)	(17,769,847)

	Net Assets	100.0%	$875,229,187

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $1,016,977,817.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$30,209,753
Gross Unrealized Depreciation	(154,188,536)

Net Unrealized Depreciation	$(123,978,783)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Common Stock**	$803,034,507	$—	$—
Real Estate Investment Trusts	50,169,161	—	—
Short-Term Investments	24,807,688	14,987,678	—

Total	$878,011,356	$14,987,678	$—

Other Financial Instruments***	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	For further breakdown of Common Stock, by industry type, please refer to the Portfolio of Investments.

***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2009 (Unaudited)

Investment Type Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 63.7%

		Aerospace/Defense: 3.3%
961,200		Goodrich Corp.	$48,031,164
352,800		Lockheed Martin Corp.	28,453,320
541,400		Rockwell Collins, Inc.	22,592,622

			99,077,106

		Agriculture: 2.1%
1,422,600		Philip Morris International, Inc.	62,053,812

			62,053,812

		Auto Parts & Equipment: 0.6%
308,400	@@	Toyota Industries Corp.	7,665,402
762,331	@	TRW Automotive Holdings Corp.	8,614,340
153,500		WABCO Holdings, Inc.	2,716,950

			18,996,692

		Banks: 4.1%
2,283,802		Bank of America Corp.	30,146,186
1,200,200		JPMorgan Chase & Co.	40,938,822
432,500		State Street Corp.	20,414,000
332,100		US Bancorp.	5,951,232
1,010,800		Wells Fargo & Co.	24,522,008

			121,972,248

		Beverages: 1.7%
165,600		Coca-Cola Co.	7,947,144
762,800		PepsiCo, Inc.	41,923,488

			49,870,632

		Biotechnology: 0.4%
150,400	@	Millipore Corp.	10,559,584

			10,559,584

		Chemicals: 0.0%
14,800		Air Products & Chemicals, Inc.	955,932

			955,932

		Commercial Services: 1.9%
3,438,200		Western Union Co.	56,386,480

			56,386,480

		Computers: 0.3%
80,500		International Business Machines Corp.	8,405,810

			8,405,810

		Cosmetics/Personal Care: 1.3%
758,373		Procter & Gamble Co.	38,752,860

			38,752,860

		Distribution/Wholesale: 0.6%
684,200	@@	Mitsubishi Corp.	12,625,690
381,800	@@	Mitsui & Co., Ltd.	4,524,207

			17,149,897

		Diversified Financial Services: 2.0%
385,100		Affiliated Managers Group, Inc.	11,167,900
771,468		Ameriprise Financial, Inc.	18,723,528
395,800		Franklin Resources, Inc.	28,501,558

			58,392,986

		Electric: 6.2%
1,031,783		American Electric Power Co., Inc.	29,808,211
144,500		Constellation Energy Group, Inc.	3,840,810
569,200		Entergy Corp.	44,124,384
160,800		FPL Group, Inc.	9,143,088
1,155,000		NV Energy, Inc.	12,462,450
866,600		OGE Energy Corp.	24,542,112
541,800		Pacific Gas & Electric Co.	20,826,792
883,000		PPL Corp.	29,103,680
302,300		Progress Energy, Inc.	11,436,009

			185,287,536

		Electronics: 1.7%
86,950	@,@@	Mettler Toledo International, Inc.	6,708,193
2,291,608	@,@@	Tyco Electronics Ltd.	42,600,993

			49,309,186

		Food: 2.7%
265,400		Campbell Soup Co.	7,808,068
359,992		General Mills, Inc.	20,166,752
411,300		HJ Heinz Co.	14,683,410
690,700		Kellogg Co.	32,165,899
262,800		Kraft Foods, Inc.	6,659,352

			81,483,481

		Forest Products & Paper: 0.3%
515,126		International Paper Co.	7,793,856

			7,793,856

		Gas: 1.5%
1,162,100		CenterPoint Energy, Inc.	12,876,068
669,542		Sempra Energy	33,229,369

			46,105,437

		Healthcare — Products: 4.2%
334,700		Baxter International, Inc.	17,725,712
65,800		Becton Dickinson & Co.	4,692,198
1,781,600	@@	Covidien PLC	66,703,104
252,500		CR Bard, Inc.	18,798,625

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Healthcare — Products (continued)
418,000		Densply International, Inc.	$12,757,360
126,436	@	Henry Schein, Inc.	6,062,606

			126,739,605

		Household Products/Wares: 0.2%
158,100		Fortune Brands, Inc.	5,492,394

			5,492,394

		Insurance: 2.5%
1,225,400		AON Corp.	46,405,898
121,300		White Mountains Insurance Group Ltd.	27,766,783

			74,172,681

		Lodging: 0.3%
357,213		Marriott International, Inc.	7,883,691

			7,883,691

		Machinery — Diversified: 0.2%
119,400		Roper Industries, Inc.	5,410,014

			5,410,014

		Media: 4.2%
2,129,500		Cablevision Systems Corp.	41,333,595
242,900	@	Discovery Communications, Inc. — Class A	5,477,395
255,100	@	Discovery Communications, Inc. — Class C	5,237,203
206,441	@	Time Warner Cable, Inc.	6,537,986
2,682,833		Time Warner, Inc.	67,580,558

			126,166,737

		Miscellaneous Manufacturing: 3.4%
499,500		3M Co.	30,019,950
851,631		Danaher Corp.	52,579,698
148,800		Honeywell International, Inc.	4,672,320
586,500	@@	Tyco International Ltd.	15,237,270

			102,509,238

		Oil & Gas: 4.7%
946,000	@	CNX Gas Corp.	24,851,420
1,175,400		ExxonMobil Corp.	82,172,214
138,100	@@	Japan Petroleum Exploration Co.	7,643,800
433,600		Murphy Oil Corp.	23,553,152
174,300	@@	Statoil ASA	3,442,978

			141,663,564

		Pharmaceuticals: 3.2%
683,100		Allergan, Inc.	32,501,898
332,661		Cardinal Health, Inc.	10,162,794
312,800		McKesson Corp.	13,763,200
121,000	@	Mead Johnson Nutrition Co.	3,844,170
757,500		Wyeth	34,382,925

			94,654,987

		Pipelines: 3.8%
3,511,700		Spectra Energy Corp.	59,417,964
3,561,400		Williams Cos., Inc.	55,593,454

			115,011,418

		Real Estate: 0.3%
387,695	@,L	St. Joe Co.	10,270,041

			10,270,041

		Retail: 2.5%
696,200		CVS Caremark Corp.	22,187,894
159,400	@	Kohl’s Corp.	6,814,350
1,454,900		Lowe’s Cos., Inc.	28,239,609
152,600		TJX Cos., Inc.	4,800,796
268,300		Wal-Mart Stores, Inc.	12,996,452

			75,039,101

		Semiconductors: 1.2%
333,800		Analog Devices, Inc.	8,271,564
1,311,900		Texas Instruments, Inc.	27,943,470

			36,215,034

		Software: 1.3%
328,600	@	Electronic Arts, Inc.	7,137,192
1,318,200		Microsoft Corp.	31,333,614

			38,470,806

		Telecommunications: 1.0%
1,859,200	@	Sprint Nextel Corp.	8,942,752
1,092,200	@@	Vodafone Group PLC ADR	21,286,978

			30,229,730

		Total Common Stock (Cost $1,839,396,221)	1,902,482,576

PREFERRED STOCK: 1.5%

		Electric: 0.3%
7,700	P	NRG Energy, Inc.	9,734,187

			9,734,187

		Food: 0.2%
42	#,I	HJ Heinz Finance Co.	3,958,500

			3,958,500

		Housewares: 0.3%
333,900	P	Newell Financial Trust I	8,910,956

			8,910,956

		Insurance: 0.4%
308,200	@@	Aspen Insurance Holdings Ltd.	12,713,250

			12,713,250

		Sovereign: 0.0%
164	P	Federal National Mortgage Association — Convertible Series 2004-1	533,000

			533,000

		Telecommunications: 0.3%
171,700		Crown Castle International Corp.	8,129,995

			8,129,995

		Total Preferred Stock (Cost $70,297,220)	43,979,888

# of
Contracts			Value

PURCHASED OPTIONS: 0.0%

		Purchased Option: 0.0%

		Exchange-Traded Call Options
107		Automatic Data Processing, Inc. Strike @ 50 - Exp 01/16/10	$535
111		Danaher Corp. Strike @ 80 - Exp 01/16/10	5,273
114		International Paper Co. Strike @ 35 - Exp 01/16/10	1,140
345		Johnson & Johnson Strike @ 65 - Exp 01/16/10	20,700
212		Johnson & Johnson Strike @ 70 - Exp 01/16/10	3,180

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2009 (Unaudited) (continued)

# of
Contracts			Value

		Purchased Option (continued)
42		Northrop Grumman Corp. Strike @ 80 - Exp 01/16/10	$210
902		WellPoint Inc. Strike @ 50 - Exp 01/16/10	608,850

		Total Purchased Options (Cost $973,421)	639,888

Principal
Amount			Value

CONVERTIBLE BONDS: 7.2%

		Biotechnology: 0.7%
$20,874,000	C	Millipore Corp., 3.750%, due 06/01/26	$20,717,445

			20,717,445

		Coal: 0.6%
24,423,000	C	Peabody Energy Corp., 4.750%, due 12/15/41	17,676,146

			17,676,146

		Diversified Financial Services: 0.1%
4,463,000		NASDAQ OMX Group, Inc., 2.500%, due 08/15/13	3,681,975

			3,681,975

		Electrical Components & Equipment: 0.1%
2,620,000		Sunpower Corp. — Class A, 4.750%, due 04/15/14	3,003,175

			3,003,175

		Electronics: 0.2%
9,135,000		Newport Corp., 2.500%, due 02/15/12	7,330,838

			7,330,838

		Healthcare — Products: 0.6%
14,675,000	C	Henry Schein, Inc., 3.000%, due 08/15/34	16,546,063

			16,546,063

		Healthcare — Services: 0.3%
10,265,000	C	LifePoint Hospitals, Inc., 3.250%, due 08/15/25	8,263,325

			8,263,325

		Iron/Steel: 0.1%
3,406,000		United States Steel Corp., 4.000%, due 05/15/14	4,474,633

			4,474,633

		Media: 0.3%
11,628,000	C	Liberty Media Corp., 3.125%, due 03/30/23	9,927,405

			9,927,405

		Mining: 0.7%
11,389,000	L	Newmont Mining Corp., 1.250%, due 07/15/14	12,399,774
7,641,000		Newmont Mining Corp., 1.625%, due 07/15/17	8,032,601

			20,432,375

		Miscellaneous Manufacturing: 0.0%
630,000	C	Actuant Corp., 2.000%, due 11/15/23	593,775

			593,775

		Oil & Gas: 0.1%
2,193,000	C	Quicksilver Resources, Inc., 1.875%, due 11/01/24	2,009,336

			2,009,336

		Oil & Gas Services: 0.6%
19,425,000	C	Oil States International, Inc., 2.375%, due 07/01/25	19,376,438

			19,376,438

		Real Estate: 0.6%
10,500,000	#,±, C,I	General Growth Properties, Inc., 3.980%, due 04/15/27	3,622,500
15,463,000	#,C	Host Hotels & Resorts L.P., 2.625%, due 04/15/27	13,201,536
1,350,000	#,L	Kilroy Realty L.P., 3.250%, due 04/15/12	1,113,750

			17,937,786

		Semiconductors: 1.9%
47,607,000	C	Linear Technology Corp., 3.000%, due 05/01/27	39,632,828
22,280,000		Xilinx, Inc., 3.125%, due 03/15/37	16,431,500

			56,064,328

		Telecommunications: 0.3%
8,804,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	6,283,855
2,656,000	#	SBA Communications Corp., 1.875%, due 05/01/13	2,201,160

			8,485,015

		Total Convertible Bonds (Cost $243,053,405)	216,520,058

CORPORATE BONDS/NOTES: 18.5%

		Aerospace/Defense: 0.1%
1,715,000	#,C, I	BAE Systems Holdings, Inc., 6.375%, due 06/01/19	1,756,608

			1,756,608

		Airlines: 0.1%
1,220,000		American Airlines Pass-Through Trust, 10.375%, due 07/02/19	1,220,000
1,590,000	C	Continental Airlines, Inc., 9.000%, due 07/08/16	1,597,950

			2,817,950

		Auto Manufacturers: 0.2%
6,577,184		Oshkosh Truck Corp., 8.250%, due 12/06/13	6,055,119

			6,055,119

		Banks: 1.5%
18,586,000		JPMorgan Chase & Co., 0.854%, due 12/26/12	18,791,208
23,621,000	@@	Kreditanstalt fuer Wiederaufbau, 4.875%, due 06/17/19	24,524,196

			43,315,404

		Biotechnology: 0.1%
2,238,750		Invitrogen Corp., 5.250%, due 06/11/15	2,243,353

			2,243,353

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Building Materials: 0.8%
$1,982,374		Georgia Pacific, 2.323%, due 08/22/14	$1,935,293
23,169,050		Georgia-Pacific Corp., 2.650%, due 12/20/12	21,915,813

			23,851,106

		Chemicals: 0.1%
1,957,185		Ashland, Inc., 7.650%, due 05/20/14	1,972,598

			1,972,598

		Coal: 0.0%
1,200,000	C	Peabody Energy Corp., 6.875%, due 03/15/13	1,194,000

			1,194,000

		Cosmetics/Personal Care: 0.1%
2,205,000	C	Procter & Gamble Co., 5.500%, due 02/01/34	2,254,394

			2,254,394

		Diversified Financial Services: 0.7%
2,570,000	@@	BP Capital Markets PLC, 4.750%, due 03/10/19	2,561,419
11,171,362		Nuveen Investments, 3.310%, due 11/09/14	8,718,320
5,250,000		SLM Corp., 1.232%, due 07/27/09	5,222,426
3,875,000	C	Teco Finance, Inc., 7.000%, due 05/01/12	3,962,172

			20,464,337

		Electric: 0.9%
985,000	C	Black Hills Corp., 9.000%, due 05/15/14	1,012,602
7,875,000	#,C, I	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	7,579,688
2,575,000	C	CILCORP, Inc., 8.700%, due 10/15/09	2,536,375
2,470,000	C	Duke Energy Corp., 6.300%, due 02/01/14	2,669,364
1,380,000	#,C, I	Kansas Gas & Electric, 6.700%, due 06/15/19	1,451,902
3,030,000	C	Nisource Finance Corp., 1.231%, due 11/23/09	3,006,230
2,455,000		Pacific Gas & Electric Co., 1.598%, due 06/10/10	2,467,810
2,270,000	C	Public Service Co. of Colorado, 5.125%, due 06/01/19	2,337,246
490,000	C	Southern Co., 4.150%, due 05/15/14	492,486
2,745,000	C	Virginia Electric and Power Co., 6.000%, due 01/15/36	2,861,501

			26,415,204

		Food: 1.7%
4,175,000		Kellogg Co., 4.450%, due 05/30/16	4,184,665
1,230,000	C	Kellogg Co., 5.125%, due 12/03/12	1,315,858
2,570,000		Kraft Foods, Inc., 6.125%, due 02/01/18	2,661,600
43,307,278		WM Wrigley Jr. Co., 6.500%, due 07/17/14	43,521,476

			51,683,599

		Forest Products & Paper: 0.1%
2,300,000	#,C	Georgia-Pacific Corp., 8.250%, due 05/01/16	2,242,500

			2,242,500

		Gas: 0.0%
1,240,000	C	Atmos Energy Corp., 8.500%, due 03/15/19	1,450,603

			1,450,603

		Healthcare — Products: 0.5%
1,230,000	C	Beckman Coulter, Inc., 6.000%, due 06/01/15	1,290,227
1,230,000	C	Beckman Coulter, Inc., 7.000%, due 06/01/19	1,302,318
1,230,000		Becton Dickinson & Co., 5.000%, due 05/15/19	1,259,263
7,089,251		BSC International, 2.350%, due 04/21/11	6,770,235
4,660,000	C	Johnson & Johnson, 5.950%, due 08/15/37	5,038,825

			15,660,868

		Healthcare — Services: 0.3%
8,213,590		HCA, Inc., 2.350%, due 11/18/12	7,479,500

			7,479,500

		Household Products/Wares: 0.2%
2,275,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	2,284,378
4,920,000	C	Fortune Brands, Inc., 6.375%, due 06/15/14	4,897,097

			7,181,475

		Lodging: 0.3%
8,010,396		MGM Mirage, Inc., 6.000%, due 10/03/11	6,268,135
825,000	#,C	MGM Mirage, Inc., 10.375%, due 05/15/14	860,063
1,075,000	#,C, L	MGM Mirage, Inc., 11.125%, due 11/15/17	1,144,875

			8,273,073

		Media: 3.2%
3,750,000		Charter Communications, 0.000%, due 03/06/14	3,696,094
3,141,892		CSC Holdings, Inc., 1.319%, due 02/24/12	2,964,375
3,994,201		CSC Holdings, Inc., 2.069%, due 03/30/16	3,835,859
9,300,000		CSC Holdings, Inc., 7.625%, due 04/01/11	9,253,500
5,969,620		Discovery Communications, Inc., 3.220%, due 05/14/14	5,633,829
6,234,810		Discovery Communications, Inc. — Class C, 3.250%, due 05/14/14	6,172,462
12,873,000		Time Warner, Inc., 1.150%, due 11/13/09	12,843,444
9,348,000	C	Time Warner, Inc., 6.875%, due 05/01/12	10,006,398
8,923,000	C	Viacom, Inc., 5.750%, due 04/30/11	9,138,946
30,113,734		Weather Channel, 7.250%, due 10/15/15	30,236,086
3,250,000	#,C	XM Satellite Radio, Inc., 11.250%, due 06/15/13	3,241,875

			97,022,868

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Mining: 0.9%
$20,375,000	C	Freeport-McMoRan Copper & Gold, Inc., 4.995%, due 04/01/15	$19,097,488
3,175,000	@@,#, C	Teck Cominco Ltd. — Class B, 9.750%, due 05/15/14	3,289,287
3,150,000	@@,#, C	Teck Cominco Ltd. — Class B, 10.250%, due 05/15/16	3,303,679
2,400,000	@@,#, C	Teck Cominco Ltd. — Class B, 10.750%, due 05/15/19	2,583,974

			28,274,428

		Miscellaneous Manufacturing: 0.3%
1,715,000	C	Honeywell International, Inc., 5.000%, due 02/15/19	1,755,002
4,915,000	@@,C	Tyco Electronics Group SA, 6.000%, due 10/01/12	4,830,138
2,570,000	@@,C	Tyco Electronics Group SA, 6.550%, due 10/01/17	2,336,960

			8,922,100

		Oil & Gas: 1.4%
1,230,000	C	Anadarko Petroleum Corp., 8.700%, due 03/15/19	1,380,184
2,455,000	C	ConocoPhillips, 6.500%, due 02/01/39	2,622,048
1,575,000	C	Devon Energy Corp., 6.300%, due 01/15/19	1,686,105
6,140,000	C	EOG Resources, Inc., 5.625%, due 06/01/19	6,438,484
3,600,000	#,C	Forest Oil Corp., 8.500%, due 02/15/14	3,555,000
2,460,000	C	Hess Corp., 7.000%, due 02/15/14	2,666,913
2,460,000	C	Hess Corp., 8.125%, due 02/15/19	2,805,389
1,125,000	#,C	PetroHawk Energy Corp., 10.500%, due 08/01/14	1,155,938
1,715,000		Pride International, Inc., 8.500%, due 06/15/19	1,702,138
2,775,000	C	Quicksilver Resources, Inc., 11.750%, due 01/01/16	2,886,000
2,125,000	C	Range Resources Corp., 8.000%, due 05/15/19	2,101,094
3,685,000	@@,C	Shell International Finance BV, 6.375%, due 12/15/38	4,027,720
5,380,000	@@,C	Statoil ASA, 5.250%, due 04/15/19	5,547,227
1,060,000	C	XTO Energy, Inc., 6.500%, due 12/15/18	1,139,231
2,440,000	C	XTO Energy, Inc., 6.750%, due 08/01/37	2,555,432

			42,268,903

		Packaging & Containers: 0.0%
1,125,000	#,C	Silgan Holdings, Inc., 7.250%, due 08/15/16	1,085,625

			1,085,625

		Pharmaceuticals: 0.4%
10,991,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	11,471,856

			11,471,856

		Pipelines: 0.4%
1,415,000	#,C, I	Gulfstream Natural Gas System LLC, 6.950%, due 06/01/16	1,483,854
550,000	C	Magellan Midstream Partners L.P., 6.550%, due 07/15/19	565,615
1,550,000	C	Tennessee Gas Pipeline Co., 8.000%, due 02/01/16	1,631,375
6,525,000	C	Williams Cos., Inc., 8.125%, due 03/15/12	6,766,236

			10,447,080

		Retail: 2.2%
22,075,000	+,C	Group 1 Automotive, Inc., 2.250% (step rate 2.000%), due 06/15/36	14,265,969
20,411,360	C	Home Depot, Inc., 0.749%, due 12/16/09	20,351,391
615,000	C	Home Depot, Inc., 4.625%, due 08/15/10	626,729
6,110,000	C	Home Depot, Inc., 5.400%, due 03/01/16	6,107,568
14,919,000	C,L	Penske Auto Group, Inc., 3.500%, due 04/01/26	14,228,996
3,175,000	C	Penske Auto Group, Inc., 7.750%, due 12/15/16	2,579,688
1,230,000	C	Walgreen Co., 4.875%, due 08/01/13	1,306,310
2,635,000	C	Walgreen Co., 5.250%, due 01/15/19	2,746,244
1,568,000		Wal-Mart Stores, Inc., 3.200%, due 05/15/14	1,556,873
2,170,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	2,433,082

			66,202,850

		Semiconductors: 0.2%
6,120,000	C	Analog Devices, Inc., 5.000%, due 07/01/14	6,137,148

			6,137,148

		Telecommunications: 1.8%
4,250,000	C	American Tower Corp., 7.125%, due 10/15/12	4,297,813
620,000	C	AT&T, Inc., 4.125%, due 09/15/09	623,153
967,000	C	BellSouth Corp., 4.200%, due 09/15/09	972,244
9,825,000	#,C	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, due 05/01/17	9,628,500
8,150,000	C	Crown Castle International Corp., 9.000%, due 01/15/15	8,333,375
735,000	C	Harris Corp., 6.375%, due 06/15/19	777,065
13,645,000	C	JDS Uniphase Corp., 1.000%, due 05/15/26	10,165,525
5,650,000	#,C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	5,625,781
775,000	C	Sprint Capital Corp., 6.900%, due 05/01/19	645,188
7,025,000	C	Sprint Capital Corp., 8.375%, due 03/15/12	6,954,750

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Telecommunications (continued)
$4,905,000	#,I	Verizon Wireless Capital LLC, 3.316%, due 05/20/11	$5,050,880
1,715,000	#,I	Verizon Wireless Capital LLC, 3.750%, due 05/20/11	1,750,900

			54,825,174

		Total Corporate Bonds/Notes (Cost $532,870,313)	552,969,723

U.S. TREASURY OBLIGATIONS: 2.0%

		U.S. Treasury Bonds: 1.0%
30,742,000	L	4.250%, due 05/15/39	30,439,284

			30,439,284

		U.S. Treasury Notes: 1.0%
30,742,000	L	3.125%, due 05/15/19	29,742,977

			29,742,977

		Total U.S. Treasury Obligations (Cost $58,483,570)	60,182,261

OTHER BONDS: 0.2%

		Foreign Government Bonds: 0.2%
4,925,000		Province of Ontario Canada, 1.166%, due 05/22/12	4,910,988

		Total Other Bonds (Cost $4,925,000)	4,910,988

		Total Long-Term Investments (Cost $2,749,999,150)	2,781,685,382

Shares			Value

SHORT-TERM INVESTMENTS: 8.4%

		Mutual Fund: 6.7%
200,901,089		T. Rowe Price Reserve Investment Fund	$200,901,089

		Total Mutual Fund (Cost $200,901,089)	200,901,089

Principal
Amount			Value

		Securities Lending CollateralCC: 1.7%
$50,725,741		Bank of New York Mellon Corp. Institutional Cash Reserves	$50,215,317

		Total Securities Lending Collateral (Cost $50,725,741)	50,215,317

		Total Short-Term Investments (Cost $251,626,830)	251,116,406

	Total Investments in Securities
	(Cost $3,001,625,980)*	101.5%	$3,032,801,788
	Other Assets and Liabilities - Net	(1.5)	(43,642,771)

	Net Assets	100.0%	$2,989,159,017

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
±	Defaulted security

*	Cost for federal income tax purposes is $3,057,064,889.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$199,699,691
Gross Unrealized Depreciation	(223,962,792)

Net Unrealized Depreciation	$(24,263,101)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Aerospace/Defense	$99,077,106	$—	$—
Agriculture	62,053,812	—	—
Auto Parts & Equipment	11,331,290	7,665,402	—
Banks	121,972,248	—	—
Beverages	49,870,632	—	—
Biotechnology	10,559,584	—	—
Chemicals	955,932	—	—
Commercial Services	56,386,480	—	—
Computers	8,405,810	—	—
Cosmetics/Personal Care	38,752,860	—	—
Distribution/Wholesale	—	17,149,897	—
Diversified Financial Services	47,225,086	11,167,900	—
Electric	185,287,536	—	—
Electronics	49,309,186	—	—
Food	81,483,481	—	—
Forest Products & Paper	7,793,856	—	—
Gas	46,105,437	—	—
Healthcare — Products	126,739,605	—	—
Household Products/Wares	5,492,394	—	—
Insurance	74,172,681	—	—
Lodging	7,883,691	—	—
Machinery — Diversified	5,410,014	—	—
Media	126,166,737	—	—
Miscellaneous Manufacturing	102,509,238	—	—
Oil & Gas	130,576,786	11,086,778	—
Pharmaceuticals	94,654,987	—	—
Pipelines	115,011,418	—	—
Real Estate	10,270,041	—	—
Retail	75,039,101	—	—
Semiconductors	36,215,034	—	—
Software	38,470,806	—	—
Telecommunications	30,229,730	—	—

Total Common Stock	1,855,412,599	47,069,977	—

Preferred Stock	—	43,979,888	—
Positions In Purchased Options	638,748	1,140	—
Convertible Bonds	—	216,520,058	—
Corporate Bonds/Notes	—	552,969,723	—
U.S. Treasury Obligations	—	60,182,261	—
Other Bonds	—	4,910,988	—
Short-Term Investments	200,901,089	50,215,317	—

Total	$2,056,952,436	$975,849,352	$—

Other Financial Instruments**	—	(4,961,706)	—

Total	$—	$(4,961,706)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on June 30, 2009:

Exchange-Traded Call Options

		Expiration	# of	Premium
Description/Name of Issuer	Exercise	Date	Contracts	Received	Value

Coca-Cola Co.	47.50	01/16/10	1,479	$414,118	$(532,440)
H. J. Heinz Co.	40.00	01/16/10	2,309	223,972	(115,450)
Kellogg Co.	45.00	01/16/10	3,528	740,416	(1,305,360)
Kohls Corp.	50.00	01/16/10	1,594	789,727	(398,500)
Kraft Foods Inc.	27.50	01/16/10	2,628	320,614	(210,240)
Microsoft Corp.	22.50	01/16/10	6,688	1,200,623	(1,993,024)
PepsiCo Inc.	60.00	01/16/10	1,215	284,794	(200,475)
Procter & Gamble Co.	60.00	01/16/10	1,693	418,168	(101,580)
Wal-Mart Stores Inc.	60.00	01/16/10	2,683	685,073	(104,637)

				$5,077,505	$(4,961,706)

For the six months ended June 30, 2009, net realized gain (loss) on both purchased and written options and the net change in unrealized gain (loss) on both purchased and written options can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into option contracts and the risks associated with option contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.4%

		Aerospace/Defense: 1.0%
237,100		Boeing Co.	$10,076,749

			10,076,749

		Airlines: 0.5%
729,400		Southwest Airlines Co.	4,908,862

			4,908,862

		Banks: 14.3%
444,100	@@,L	Allied Irish Banks PLC ADR	2,113,916
1,842,919		Bank of America Corp.	24,326,531
510,600		Bank of New York Mellon Corp.	14,965,686
263,000		Capital One Financial Corp.	5,754,440
98,500		Goldman Sachs Group, Inc.	14,522,840
1,094,144		JPMorgan Chase & Co.	37,321,252
675,000		Keycorp	3,537,000
285,100		Marshall & Ilsley Corp.	1,368,480
401,000		SunTrust Bank	6,596,450
343,210	@,@@, L	UBS AG — Reg	4,190,594
852,200		US Bancorp.	15,271,424
729,400		Wells Fargo & Co.	17,695,244

			147,663,857

		Beverages: 0.5%
151,700	@@	Anheuser-Busch InBev NV	5,500,578

			5,500,578

		Biotechnology: 0.7%
145,900	@	Amgen, Inc.	7,723,946

			7,723,946

		Building Materials: 0.8%
624,500		Masco Corp.	5,982,710
218,800	@,L	USG Corp.	2,203,316

			8,186,026

		Chemicals: 1.6%
326,500		EI Du Pont de Nemours & Co.	8,364,930
255,400		International Flavors & Fragrances, Inc.	8,356,688

			16,721,618

		Coal: 0.4%
109,900		Consol Energy, Inc.	3,732,204

			3,732,204

		Commercial Services: 0.2%
126,300		H&R Block, Inc.	2,176,149

			2,176,149

		Computers: 1.9%
73,200	@@	Accenture Ltd.	2,449,272
218,800	@	Computer Sciences Corp.	9,692,840
547,100	@	Dell, Inc.	7,511,683

			19,653,795

		Distribution/Wholesale: 0.5%
145,900		Genuine Parts Co.	4,896,404

			4,896,404

		Diversified Financial Services: 2.6%
692,900		American Express Co.	16,102,996
285,202	L,##	Federal National Mortgage Association	165,417
148,900		Legg Mason, Inc.	3,630,182
718,000	@	SLM Corp.	7,373,860

			27,272,455

		Electric: 5.9%
182,400		Constellation Energy Group, Inc.	4,848,192
510,600		Duke Energy Corp.	7,449,654
124,100		Entergy Corp.	9,620,232
109,400		FirstEnergy Corp.	4,239,250
111,200	@	NRG Energy, Inc.	2,886,752
182,400		Pacific Gas & Electric Co.	7,011,456
182,400		Pinnacle West Capital Corp.	5,499,360
237,100		Progress Energy, Inc.	8,969,493
174,500		TECO Energy, Inc.	2,081,785
437,700		Xcel Energy, Inc.	8,058,057

			60,664,231

		Food: 3.0%
492,300		Hershey Co.	17,722,800
346,500		Kraft Foods, Inc.	8,780,310
145,900		McCormick & Co., Inc.	4,746,127

			31,249,237

		Forest Products & Paper: 1.9%
707,293		International Paper Co.	10,701,343
326,500		MeadWestvaco Corp.	5,357,865
109,400		Weyerhaeuser Co.	3,329,042

			19,388,250

		Gas: 0.8%
73,200		CenterPoint Energy, Inc.	811,056
650,400		NiSource, Inc.	7,583,664

			8,394,720

		Hand/Machine Tools: 0.3%
91,200		Black & Decker Corp.	2,613,792

			2,613,792

		Healthcare — Products: 1.0%
182,400		Johnson & Johnson	10,360,320

			10,360,320

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Healthcare — Services: 0.5%
109,400	@	WellPoint, Inc.	$5,567,366

			5,567,366

		Home Builders: 0.2%
218,800		D.R. Horton, Inc.	2,047,968

			2,047,968

		Home Furnishings: 1.2%
126,000		Harman International Industries, Inc.	2,368,800
237,100		Whirlpool Corp.	10,090,976

			12,459,776

		Household Products/Wares: 2.5%
237,000		Avery Dennison Corp.	6,086,160
364,700		Fortune Brands, Inc.	12,669,678
145,900		Kimberly-Clark Corp.	7,649,537

			26,405,375

		Insurance: 3.2%
109,400		Chubb Corp.	4,362,872
426,977		Lincoln National Corp.	7,348,274
583,500		Marsh & McLennan Cos., Inc.	11,745,855
328,200	@	Progressive Corp.	4,959,102
127,692		Travelers Cos., Inc.	5,240,480

			33,656,583

		Internet: 1.4%
364,700	@	eBay, Inc.	6,247,311
510,600	@	Yahoo!, Inc.	7,995,996
			14,243,307

		Iron/Steel: 1.1%
262,600		Nucor Corp.	11,667,318

			11,667,318

		Leisure Time: 0.4%
255,300	L	Harley-Davidson, Inc.	4,138,413

			4,138,413

		Lodging: 0.9%
311,143	L	Marriott International, Inc.	6,866,926
375,400	@,L	MGM Mirage	2,398,806

			9,265,732

		Machinery — Diversified: 1.0%
255,300		Deere & Co.	10,199,235

			10,199,235

		Media: 5.1%
349,200		Cablevision Systems Corp.	6,777,972
276,300		CBS Corp. — Class B	1,911,996
419,400		McGraw-Hill Cos., Inc.	12,628,134
547,100	L	New York Times Co.	3,014,521
586,266		Time Warner, Inc.	14,768,041
474,000		Walt Disney Co.	11,058,420
386,300	@@	WPP PLC	2,568,892

			52,727,976

		Mining: 1.2%
364,700		Alcoa, Inc.	3,767,351
193,800	L	Vulcan Materials Co.	8,352,780

			12,120,131

		Miscellaneous Manufacturing: 6.9%
273,500		3M Co.	16,437,350
182,400		Cooper Industries Ltd.	5,663,520
72,900		Eaton Corp.	3,252,069
1,933,000		General Electric Co.	22,654,758
237,100		Honeywell International, Inc.	7,444,940
364,700		Illinois Tool Works, Inc.	13,617,898
73,100		Pall Corp.	1,941,536

			71,012,071

		Oil & Gas: 12.3%
218,800		Anadarko Petroleum Corp.	9,931,332
273,524	@@	BP PLC ADR	13,041,624
437,690		Chevron Corp.	28,996,963
87,600		ConocoPhillips	3,684,456
437,624		ExxonMobil Corp.	30,594,294
273,500		Murphy Oil Corp.	14,856,520
419,400	@@	Royal Dutch Shell PLC ADR — Class A	21,049,686
212,400		Sunoco, Inc.	4,927,680

			127,082,555

		Oil & Gas Services: 1.5%
200,000		BJ Services Co.	2,726,000
237,100		Schlumberger Ltd.	12,829,481

			15,555,481

		Pharmaceuticals: 4.6%
437,700		Bristol-Myers Squibb Co.	8,889,687
291,800		Eli Lilly & Co.	10,107,952
409,600		Merck & Co., Inc.	11,452,416
378,300		Wyeth	17,171,037

			47,621,092

		Pipelines: 0.4%
273,550		Spectra Energy Corp.	4,628,466

			4,628,466

		Retail: 3.7%
417,200	@	Bed Bath & Beyond, Inc.	12,828,900
711,200		Home Depot, Inc.	16,805,656
255,300		Macy’s, Inc.	3,002,328
218,800		Tiffany & Co.	5,548,768

			38,185,652

		Semiconductors: 1.8%
382,900		Analog Devices, Inc.	9,488,262
310,000		Applied Materials, Inc.	3,400,700
362,900		Intel Corp.	6,005,995

			18,894,957

		Software: 1.5%
674,700		Microsoft Corp.	16,037,619

			16,037,619

		Telecommunications: 5.2%
875,303		AT&T, Inc.	21,742,527
237,100	@	Cisco Systems, Inc.	4,419,544
1,823,500	L	Qwest Communications International, Inc.	7,567,525
831,400	@	Sprint Nextel Corp.	3,999,034
380,950		Verizon Communications, Inc.	11,706,594
2,262,100	@@	Vodafone Group PLC	4,399,645

			53,834,869

		Toys/Games/Hobbies: 0.7%
445,000		Mattel, Inc.	7,142,250

			7,142,250

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Toys/Games/Hobbies (continued)

		Transportation: 1.2%
36,400		Norfolk Southern Corp.	$1,371,188
218,900		United Parcel Service, Inc. — Class B	10,942,811

			12,313,999

		Total Common Stock (Cost $1,279,608,182)	997,991,384

Principal
Amount			Value

CONVERTIBLE BONDS: 0.4%

		Auto Manufacturers: 0.4%
$5,354,000	C	Ford Motor Co., 4.250%, due 12/15/36	$4,550,900

		Total Convertible Bonds (Cost $2,903,794)	4,550,900

		Total Long-Term Investments (Cost $1,282,511,976)	1,002,542,284

Shares			Value

SHORT-TERM INVESTMENTS: 4.4%

		Mutual Fund: 2.1%
21,801,817		T. Rowe Price Reserve Investment Fund	$21,801,817

		Total Mutual Fund (Cost $21,801,817)	21,801,817

Principal
Amount			Value

		Securities Lending CollateralCC: 2.3%
$23,935,855		Bank of New York Mellon Corp. Institutional Cash Reserves	$23,503,940

		Total Securities Lending Collateral (Cost $23,935,855)	23,503,940

		Total Short-Term Investments (Cost $45,737,672)	45,305,757

	Total Investments in Securities
	(Cost $1,328,249,648)*	101.2%	$1,047,848,041
	Other Assets and Liabilities - Net	(1.2)	(12,628,181)

	Net Assets	100.0%	$1,035,219,860

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $1,343,571,188.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$44,190,884
Gross Unrealized Depreciation	(339,914,031)

Net Unrealized Depreciation	$(295,723,147)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Aerospace/Defense	$10,076,749	$—	$—
Airlines	4,908,862	—	—
Banks	147,663,857	—	—
Beverages	—	5,500,578	—
Biotechnology	7,723,946	—	—
Building Materials	8,186,026	—	—
Chemicals	16,721,618	—	—
Coal	3,732,204	—	—
Commercial Services	2,176,149	—	—
Computers	19,653,795	—	—
Distribution/Wholesale	4,896,404	—	—
Diversified Financial Services	27,272,455	—	—
Electric	60,664,231	—	—
Food	31,249,237	—	—
Forest Products & Paper	19,388,250	—	—
Gas	8,394,720	—	—
Hand/Machine Tools	2,613,792	—	—
Healthcare — Products	10,360,320	—	—
Healthcare — Services	5,567,366	—	—
Home Builders	2,047,968	—	—
Home Furnishings	12,459,776	—	—
Household Products/Wares	26,405,375	—	—
Insurance	33,656,583	—	—
Internet	14,243,307	—	—
Iron/Steel	11,667,318	—	—
Leisure Time	4,138,413	—	—
Lodging	9,265,732	—	—
Machinery — Diversified	10,199,235	—	—
Media	50,159,084	2,568,892	—
Mining	12,120,131	—	—
Miscellaneous Manufacturing	71,012,071	—	—
Oil & Gas	127,082,555	—	—
Oil & Gas Services	15,555,481	—	—
Pharmaceuticals	47,621,092	—	—
Pipelines	4,628,466	—	—
Retail	38,185,652	—	—

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Semiconductors	$18,894,957	$—	$—
Software	16,037,619	—	—
Telecommunications	49,435,224	4,399,645	—
Toys/Games/Hobbies	7,142,250	—	—
Transportation	12,313,999	—	—

Total Common Stock	985,522,269	12,469,115	—

Convertible Bonds	—	4,550,900	—
Short-Term Investments	21,801,817	23,503,940	—

Total	$1,007,324,086	$40,523,955	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.4%

		Biotechnology: 2.4%
218,264	@	Illumina, Inc.	$8,499,200

			8,499,200

		Building Materials: 2.6%
398,982	@,@@	Cemex SA de CV ADR	3,726,492
68,924		Martin Marietta Materials, Inc.	5,436,725

			9,163,217

		Chemicals: 5.4%
260,645		Monsanto Co.	19,376,353

			19,376,353

		Commercial Services: 5.2%
121,970		Corporate Executive Board Co.	2,532,097
59,785		Mastercard, Inc.	10,002,628
155,304	@	Monster Worldwide, Inc.	1,834,140
64,525		Visa, Inc.	4,017,327

			18,386,192

		Computers: 8.9%
150,915	@	Apple, Inc.	21,494,823
142,239	@,@@	Research In Motion Ltd.	10,106,081

			31,600,904

		Distribution/Wholesale: 2.4%
3,234,000	@@	Li & Fung Ltd.	8,634,869

			8,634,869

		Diversified Financial Services: 9.2%
262,254		American Express Co.	6,094,783
1,474,033	@@	BM&F BOVESPA SA	8,801,320
26,667		CME Group, Inc.	8,296,370
635,452	@@	Redecard SA	9,728,788

			32,921,261

		Energy — Alternate Sources: 0.9%
19,962	@,L	First Solar, Inc.	3,236,239

			3,236,239

		Healthcare — Products: 1.8%
57,388	@	Gen-Probe, Inc.	2,466,536
23,281	@,L	Intuitive Surgical, Inc.	3,810,168

			6,276,704

		Holding Companies — Diversified: 3.1%
558,000	@@	China Merchants Holdings International Co., Ltd.	1,598,206
440,398	@	Leucadia National Corp.	9,287,994

			10,886,200

		Insurance: 3.7%
2,648	@	Berkshire Hathaway, Inc. — Class B	7,667,893
201,151		Loews Corp.	5,511,537

			13,179,430

		Internet: 21.5%
309,531	@	Amazon.com, Inc.	25,895,363
27,284	@,@@, L	Baidu.com ADR	8,214,940
321,601	@	eBay, Inc.	5,509,025
58,407	@	Google, Inc. — Class A	24,623,807
932,400	@@	Tencent Holdings Ltd.	10,818,269
106,644	@	Yahoo!, Inc.	1,670,045

			76,731,449

		Lodging: 2.1%
208,081	@,L	Wynn Resorts Ltd.	7,345,259

			7,345,259

		Media: 1.0%
118,454		McGraw-Hill Cos., Inc.	3,566,650

			3,566,650

		Oil & Gas: 7.5%
304,037	@	Southwestern Energy Co.	11,811,837
377,919	@	Ultra Petroleum Corp.	14,738,841

			26,550,678

		Pharmaceuticals: 1.4%
104,029		Allergan, Inc.	4,949,700

			4,949,700

		Real Estate: 3.6%
759,579	@@	Brookfield Asset Management, Inc. — Class A	12,966,014

			12,966,014

		Retail: 3.5%
56,825	@,L	Sears Holding Corp.	3,779,999
615,244	@	Starbucks Corp.	8,545,739

			12,325,738

		Software: 2.4%
162,800	@	Salesforce.com, Inc.	6,214,076
90,131	@	VMware, Inc.	2,457,872

			8,671,948

		Telecommunications: 5.7%
161,441	@@	America Movil SA de CV — Series L ADR	6,250,996
454,723	@	Cisco Systems, Inc.	8,476,037
126,747		Qualcomm, Inc.	5,728,964

			20,455,997

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Transportation: 4.1%
115,478		CH Robinson Worldwide, Inc.	$6,022,178
259,454		Expeditors International Washington, Inc.	8,650,196

			14,672,374

		Total Common Stock (Cost $468,754,675)	350,396,376

SHORT-TERM INVESTMENTS: 6.7%

		Affiliated Mutual Fund: 2.0%
7,196,554		ING Institutional Prime Money Market Fund — Class I	7,196,554

		Total Mutual Fund (Cost $7,196,554)	7,196,554

Principal
Amount			Value

		Securities Lending CollateralCC: 4.7%
$16,969,840		Bank of New York Mellon Corp. Institutional Cash Reserves	$16,723,712

		Total Securities Lending Collateral (Cost $16,969,840)	16,723,712

		Total Short-Term Investments (Cost $24,166,394)	23,920,266

	Total Investments in Securities
	(Cost $492,921,069)*	105.1%	$374,316,642
	Other Assets and Liabilities - Net	(5.1)	(18,240,214)

	Net Assets	100.0%	$356,076,428

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $495,496,872.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$18,047,479
Gross Unrealized Depreciation	(139,227,709)

Net Unrealized Depreciation	$(121,180,230)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Biotechnology	$8,499,200	$—	$—
Building Materials	9,163,217	—	—
Chemicals	19,376,353	—	—
Commercial Services	18,386,192	—	—
Computers	31,600,904	—	—
Distribution/Wholesale	—	8,634,869	—
Diversified Financial Services	32,921,261	—	—
Energy — Alternate Sources	3,236,239	—	—
Healthcare — Products	6,276,704	—	—
Holding Companies — Diversified	9,287,994	1,598,206	—
Insurance	13,179,430	—	—
Internet	65,913,180	10,818,269	—
Lodging	7,345,259	—	—
Media	3,566,650	—	—
Oil & Gas	26,550,678	—	—
Pharmaceuticals	4,949,700	—	—
Real Estate	12,966,014	—	—
Retail	12,325,738	—	—
Software	8,671,948	—	—
Telecommunications	20,455,997	—	—
Transportation	14,672,374	—	—

Total Common Stock	329,345,032	21,051,344	—

Short-Term Investments	7,196,554	16,723,712	—

Total	$336,541,586	$37,775,056	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations..

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio
as of June 30, 2009 (Unaudited)

Country Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.6%

		Finland: 2.9%
260,095		Kone OYJ	$7,986,903

			7,986,903

		France: 3.3%
181,550		Groupe Danone	9,002,144

			9,002,144

		Ireland: 1.4%
1,119,365		C&C Group PLC	3,778,502

			3,778,502

		Japan: 2.7%
340,000		Kao Corp.	7,398,529

			7,398,529

		Netherlands: 6.7%
765,802		Reed Elsevier NV	8,467,727
565,300		Wolters Kluwer NV	9,917,098

			18,384,825

		Sweden: 4.9%
818,543		Swedish Match AB	13,334,784

			13,334,784

		Switzerland: 6.7%
245,243		Nestle SA	9,259,995
224,103		Novartis AG	9,122,615

			18,382,610

		United Kingdom: 32.6%
878,271		British American Tobacco PLC	24,243,919
1,095,391		Cadbury PLC	9,363,057
480,570		Diageo PLC	6,902,479
1,541,167		Experian Group Ltd.	11,557,667
664,256		Imperial Tobacco Group PLC	17,288,935
176,600		Reckitt Benckiser PLC	8,064,950
483,851		Unilever PLC	11,371,502

			88,792,509

		United States: 35.4%
95,530		Brown-Forman Corp.	4,105,879
204,292	@	Career Education Corp.	5,084,828
459,945	@	eBay, Inc.	7,878,858
150,522		Estee Lauder Cos., Inc.	4,917,554
153,199		Fortune Brands, Inc.	5,322,133
376,613	L	Harley-Davidson, Inc.	6,104,897
140,000		Kellogg Co.	6,519,800
293,236		McGraw-Hill Cos., Inc.	8,829,336
316,772		Moody’s Corp.	8,346,942
341,273		Philip Morris International, Inc.	14,886,328
169,780		Procter & Gamble Co.	8,675,758
139,083		Scotts Miracle-Gro Co.	4,874,859
400,931	@	Starbucks Corp.	5,568,932
206,852		Weight Watchers International, Inc.	5,330,576

			96,446,680

		Total Common Stock (Cost $299,358,644)	263,507,486

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 1.2%

		Securities Lending CollateralCC: 1.2%
$3,361,621		Bank of New York Mellon Corp. Institutional Cash Reserves	$3,216,103

		Total Short-Term Investments (Cost $3,361,621)	3,216,103

	Total Investments in Securities
	(Cost $302,720,265)*	97.8%	$266,723,589
	Other Assets and Liabilities - Net	2.2	6,069,279

	Net Assets	100.0%	$272,792,868

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $304,237,994.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$18,369,084
Gross Unrealized Depreciation	(55,883,489)

Net Unrealized Depreciation	$(37,514,405)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio
as of June 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Agriculture	25.6%
Beverages	5.4
Commercial Services	11.1
Cosmetics/Personal Care	7.7
Food	16.7
Household Products/Wares	6.7
Internet	2.9
Leisure Time	2.2
Machinery — Diversified	2.9
Media	10.0
Pharmaceuticals	3.4
Retail	2.0
Short-Term Investments	1.2
Other Assets and Liabilities — Net	2.2

Net Assets	100.0%

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Finland	$—	$7,986,903	$—
France	—	9,002,144	—
Ireland	—	3,778,502	—
Japan	—	7,398,529	—
Netherlands	—	18,384,825	—
Sweden	—	13,334,784	—
Switzerland	—	18,382,610	—
United Kingdom	—	88,792,509	—
United States	96,446,680	—	—

Total Common Stock	96,446,680	167,060,806	—

Short-Term Investments	—	3,216,103	—

Total	$96,446,680	$170,276,909	$—

Other Financial Instruments**	—	(408,202)	—

Total	$—	$(408,202)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING Van Kampen Global Franchise Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

British Pound GBP 5,620,000	SELL	7/29/09	9,145,033	9,245,859	$(100,826)
British Pound GBP 5,620,000	SELL	7/29/09	9,145,145	9,245,859	(100,714)
British Pound GBP 5,620,000	SELL	7/29/09	9,140,030	9,245,859	(105,829)
British Pound GBP 5,620,000	SELL	7/29/09	9,145,026	9,245,859	(100,833)

					$(408,202)

For the six months ended June 30, 2009, net realized gain (loss) on forward foreign currency contracts and the net change in unrealized gain (loss) on forward foreign currency contracts can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into forward foreign currency contracts and the risks associated with forward foreign currency contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio
as of June 30, 2009 (Unaudited)

Country Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 36.1%

		Belgium: 0.0%
92		Anheuser-Busch InBev NV	$3,336
215		Groupe Bruxelles Lambert SA	15,761

			19,097

		Bermuda: 0.1%
900		Accenture Ltd.	30,114
400		Tyco International Ltd.	10,392

			40,506

		Denmark: 0.3%
1		AP Moller — Maersk A/S — Class A	5,861
2		AP Moller — Maersk A/S — Class B	11,983
69		Coloplast A/S	4,744
714		Danske Bank A/S	12,318
1,050		Novo-Nordisk A/S	57,189
309	@	Vestas Wind Systems A/S	22,175

			114,270

		Finland: 0.2%
617		Fortum OYJ	14,063
4,255		Nokia OYJ	62,324
813		Sampo OYJ	15,372

			91,759

		France: 2.0%
429		Accor SA	17,092
134		Air Liquide	12,295
2,915	@	Alcatel SA	7,310
400		Alstom	23,751
215		Atos Origin	7,321
2,226		AXA SA	42,131
991		BNP Paribas	64,626
400		Bouygues SA	15,127
346		Capgemini SA	12,805
794		Carrefour SA	34,051
448		Cie de Saint-Gobain	15,074
601		Cie Generale D’Optique Essilor International SA	28,740
934		Credit Agricole SA	11,711
204		Dassault Systemes SA	9,034
203		Electricite de France	9,912
2,010		France Telecom SA	45,735
1,566		Gaz de France	58,619
354		Groupe Danone	17,553
227		Lafarge SA	15,445
229		L’Oreal SA	17,190
382		LVMH Moet Hennessy Louis Vuitton SA	29,297
269		Pernod-Ricard SA	17,007
126		PPR	10,329
166		Renault SA	6,133
1,321		Sanofi-Aventis	78,058
441		Schneider Electric SA	33,753
476		Societe Generale	26,128
1,494		Total SA	80,976
616		Veolia Environnement	18,213
743		Vinci SA	33,527
1,600		Vivendi	38,406

			837,349

		Germany: 1.9%
302		Adidas AG	11,508
506		Allianz AG	46,675
881		BASF AG	35,101
1,208		Bayer AG	64,918
650		Bayerische Motoren Werke AG	24,554
235		Celesio AG	5,398
965		DaimlerChrysler AG	35,045
1,063		Deutsche Bank AG	64,621
247		Deutsche Boerse AG	19,223
755		Deutsche Lufthansa AG	9,482
864		Deutsche Post AG	11,281
4,186		Deutsche Telekom AG	49,489
2,563		E.ON AG	90,981
97		Fresenius AG	4,539
517		Fresenius Medical Care AG & Co. KGaA	23,232
118		K+S AG	6,656
103		Linde AG	8,462
239		Muenchener Rueckversicherungs AG	32,290
607		RWE AG	47,868
2,190		SAP AG	88,297
1,180		Siemens AG	81,600
371		ThyssenKrupp AG	9,243
111		Volkswagen AG	37,605

			808,068

		Greece: 0.0%
749		National Bank of Greece SA	20,778

			20,778

		Ireland: 0.1%
300		Covidien PLC	11,232
751		CRH PLC	17,261

			28,493

		Italy: 0.6%
1,332		Assicurazioni Generali S.p.A.	27,742
377		Autostrade S.p.A.	7,636
832		Banche Popolari Unite Scpa	10,842
6,557		Enel S.p.A.	32,011
2,147		ENI S.p.A.	50,921
1,290		Fiat S.p.A	13,008
700		Finmeccanica S.p.A.	9,871
9,330		Intesa Sanpaolo S.p.A.	30,150
12,717		Telecom Italia S.p.A.	17,632
20,150		UniCredito Italiano S.p.A.	50,965

			250,778

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Japan: 3.3%
1,200		Aeon Co., Ltd.	$11,840
1,000		Ajinomoto Co., Inc.	7,911
2,000		Asahi Glass Co., Ltd.	16,020
500		Astellas Pharma, Inc.	17,656
3,000		Bank of Yokohama Ltd.	16,058
600		Bridgestone Corp.	9,399
1,000		Canon, Inc.	32,664
1		Central Japan Railway Co.	6,147
700		Chubu Electric Power Co., Inc.	16,166
2,000		Dai Nippon Printing Co., Ltd.	27,384
700		Daiichi Sankyo Co., Ltd.	12,495
300		Daikin Industries Ltd.	9,655
1,000		Daiwa Securities Group, Inc.	5,942
700		Denso Corp.	17,943
400		East Japan Railway Co.	24,082
200		Fanuc Ltd.	16,027
600		Fuji Photo Film Co., Ltd.	19,095
2,000		Fujitsu Ltd.	10,864
3,000		Hitachi Ltd.	9,336
1,600		Honda Motor Co., Ltd.	44,017
500		Hoya Corp.	10,016
1		Inpex Holdings, Inc.	7,973
2,000		Itochu Corp.	13,878
8		Japan Tobacco, Inc.	25,007
600		JFE Holdings, Inc.	20,158
700		Kansai Electric Power Co., Inc.	15,441
3		KDDI Corp.	15,918
110		Keyence Corp.	22,410
7,000		Kintetsu Corp.	30,855
1,000		Kirin Brewery Co., Ltd.	13,952
4,000		Kobe Steel Ltd.	7,450
1,000		Komatsu Ltd.	15,440
2,000		Kubota Corp.	16,470
100		Kyocera Corp.	7,507
400		Kyushu Electric Power Co., Inc.	8,609
2,000		Marubeni Corp.	8,846
2,000		Matsushita Electric Industrial Co., Ltd.	26,945
2,500		Mitsubishi Chemical Holdings Corp.	10,574
1,600		Mitsubishi Corp.	29,525
2,000		Mitsubishi Electric Corp.	12,640
1,000		Mitsubishi Estate Co., Ltd.	16,602
3,000		Mitsubishi Heavy Industries Ltd.	12,415
8,000	@	Mitsubishi Motors Corp.	14,993
2,000		Mitsui & Co., Ltd.	23,699
1,000		Mitsui Fudosan Co., Ltd.	17,344
1,000		Mitsui OSK Lines Ltd.	6,462
8,000		Mizuho Financial Group, Inc.	18,587
200		Murata Manufacturing Co., Ltd.	8,536
3,000		NEC Corp.	11,735
200		Nidec Corp.	12,174
100		Nintendo Co., Ltd.	27,676
5,000		Nippon Steel Corp.	19,142
400		Nippon Telegraph & Telephone Corp.	16,290
2,500		Nissan Motor Co., Ltd.	15,172
1,600		Nomura Holdings, Inc.	13,505
13		NTT DoCoMo, Inc.	19,014
70		ORIX Corp.	4,166
3,000		Osaka Gas Co., Ltd.	9,563
700		Resona Holdings, Inc.	9,812
1,000		Ricoh Co., Ltd.	12,882
200		Secom Co., Ltd.	8,117
800		Seven & I Holdings Co., Ltd.	18,762
1,000		Sharp Corp.	10,374
400		Shin-Etsu Chemical Co., Ltd.	18,552
2,000		Shizuoka Bank Ltd.	19,794
100		SMC Corp.	10,737
800		Softbank Corp.	15,585
2,000		Sompo Japan Insurance, Inc.	13,327
1,000		Sony Corp.	26,089
3,000		Sumitomo Chemical Co., Ltd.	13,491
1,000		Sumitomo Corp.	10,165
800		Sumitomo Electric Industries Ltd.	8,969
4,000		Sumitomo Metal Industries Ltd.	10,633
500		Sumitomo Mitsui Financial Group, Inc.	20,233
1,000		Sumitomo Trust & Banking Co., Ltd.	5,366
500		Suzuki Motor Corp.	11,211
250		T&D Holdings, Inc.	7,143
700		Takeda Pharmaceutical Co., Ltd.	27,216
200		Terumo Corp.	8,817
600		Tohoku Electric Power Co., Inc.	12,534
600		Tokio Marine Holdings, Inc.	16,474
700		Tokyo Electric Power Co., Inc.	17,998
300		Tokyo Electron Ltd.	14,478
2,000		Tokyo Gas Co., Ltd.	7,145
3,000		Tokyu Corp.	15,134
2,000		Toray Industries, Inc.	10,180
4,000		Toshiba Corp.	14,492
2,500		Toyota Motor Corp.	94,543

			1,407,643

		Luxembourg: 0.1%
799		ArcelorMittal	26,441
353		SES SA	6,750

			33,191

		Netherlands: 0.8%
1,669		Aegon NV	10,333
212		Akzo Nobel NV	9,371
248		Heineken NV	9,243
2,154		Koninklijke Ahold NV	24,832
1,375		Koninklijke Philips Electronics NV	25,387
980		Reed Elsevier NV	10,836
2,778		Royal Dutch Shell PLC — Class A	69,684
2,153		Royal Dutch Shell PLC — Class B	54,203
1,717		Royal KPN NV	23,691
738		TNT NV	14,425
2,548		Unilever NV	61,626
602		Wolters Kluwer NV	10,561

			324,192

		Norway: 0.2%
2,017		DnB NOR ASA	15,412
1,800		Orkla ASA	13,089
1,109		Statoil ASA	21,906
2,271		Telenor ASA	17,525

			67,932

		Portugal: 0.0%
3,709		Energias de Portugal SA	14,570

			14,570

		Spain: 1.0%
396		Abertis Infraestructuras SA	7,478
376		ACS Actividades de Construccion y Servicios SA	19,087
4,515		Banco Bilbao Vizcaya Argentaria SA	56,851
1,148		Banco De Sabadell SA	7,180
886		Banco Popular Espanol SA	7,752
10,211		Banco Santander Central Hispano SA	123,433
4,541		Iberdrola SA	37,030
270		Inditex SA	12,994
271		Indra Sistemas SA	5,882
689		Repsol YPF SA	15,423
5,601		Telefonica SA	127,197
497		Union Fenosa SA	5,404

			425,711

		Sweden: 0.6%
1,700		Atlas Copco AB — Class A	17,118
600		Getinge AB	7,877
649		Hennes & Mauritz AB	32,407
1,441		Investor AB	22,282
5,086		Nordea Bank AB	40,420

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Sweden (continued)
2,400		Sandvik AB	$17,888
2,776		Skandinaviska Enskilda Banken AB	12,278
671		Svenska Handelsbanken AB	12,724
3,532		Telefonaktiebolaget LM Ericsson	34,795
3,406		TeliaSonera AB	17,926
2,604		Volvo AB	16,128

			231,843

		Switzerland: 1.8%
3,287	@	ABB Ltd.	51,904
500		ACE Ltd.	22,115
644		Compagnie Financiere Richemont SA	13,426
1,001		Credit Suisse Group	45,862
494		Holcim Ltd.	28,125
426		Julius Baer Holding AG — Reg	16,568
120		Kuehne & Nagel International AG	9,426
4,338		Nestle SA	163,796
334		Nobel Biocare Holding AG	7,309
3,440		Novartis AG	140,033
1,061		Roche Holding AG	144,564
7		SGS SA	8,695
130		Sonova Holding AG — Reg	10,586
23		Straumann Holding AG	4,197
54		Syngenta AG	12,564
171		Synthes, Inc.	16,535
3,088	@	UBS AG — Reg	37,916
602		Xstrata PLC	6,543
208		Zurich Financial Services AG	36,765

			776,929

		United Kingdom: 4.1%
1,341		Anglo American PLC	39,210
2,103		AstraZeneca PLC	92,726
569	@	Autonomy Corp. PLC	13,482
3,236		Aviva PLC	18,220
6,081		BAE Systems PLC	33,981
10,395		Barclays PLC	48,306
2,488		BG Group PLC	41,897
1,782		BHP Billiton PLC	40,164
14,883		BP PLC	117,603
2,191		British American Tobacco PLC	60,481
2,383		British Sky Broadcasting PLC	17,889
12,154		BT Group PLC	20,364
1,937		Cadbury PLC	16,557
778		Capita Group PLC	9,173
8,521		Centrica PLC	31,332
3,591		Compass Group PLC	20,270
4,200		Diageo PLC	60,325
1,400		Experian Group Ltd.	10,499
1,060		Firstgroup PLC	6,259
7,105		GlaxoSmithKline PLC	125,498
22,018		HSBC Holdings PLC	183,436
1,423		Imperial Tobacco Group PLC	37,037
2,199		International Power PLC	8,637
3,712		Kingfisher PLC	10,890
8,882		Lloyds TSB Group PLC	10,239
946		Man Group PLC	4,336
2,162		Marks & Spencer Group PLC	10,902
3,528		National Grid PLC	31,836
1,200		Pearson PLC	12,084
3,009		Prudential PLC	20,568
918		Reckitt Benckiser PLC	41,923
1,453		Reed Elsevier PLC	10,855
948		Rio Tinto PLC	32,831
3,179	@	Rolls-Royce Group PLC	19,007
272,758	@	Rolls-Royce Group PLC — C Shares Entitlement	449
7,711		Royal & Sun Alliance Insurance Group	15,311
15,523		Royal Bank of Scotland Group PLC	9,866
748		SABMiller PLC	15,273
3,839		Sage Group PLC	11,280
1,274		Scottish & Southern Energy PLC	23,969
2,557		Smith & Nephew PLC	18,984
2,487		Standard Chartered PLC	46,763
2,641		Standard Life PLC	8,112
10,900		Tesco PLC	63,654
2,271		Unilever PLC	53,373
1,326		United Utilities Group PLC	10,873
76,665		Vodafone Group PLC	149,109
4,010		WM Morrison Supermarkets PLC	15,662
2,804		WPP PLC	18,647

			1,720,142

		United States: 19.0%
600		3M Co.	36,060
3,100		Abbott Laboratories	145,824
1,900	@	Adobe Systems, Inc.	53,770
600		Aetna, Inc.	15,030
100		Aflac, Inc.	3,109
200		Air Products & Chemicals, Inc.	12,918
1,600		Alcoa, Inc.	16,528
1,800		Allergan, Inc.	85,644
500		Allstate Corp.	12,200
2,900		Altria Group, Inc.	47,531
400	@	Amazon.com, Inc.	33,464
2,800		American Express Co.	65,072
1,800	@	Amgen, Inc.	95,292
200		Anadarko Petroleum Corp.	9,078
200		Apache Corp.	14,430
900	@	Apple, Inc.	128,187
800		Applied Materials, Inc.	8,776
500		Archer-Daniels-Midland Co.	13,385
13,100		AT&T, Inc.	325,408
800		Automatic Data Processing, Inc.	28,352
400		Avon Products, Inc.	10,312
100		Baker Hughes, Inc.	3,644
8,261		Bank of America Corp.	109,045
1,500		Bank of New York Mellon Corp.	43,965
1,200		Baxter International, Inc.	63,552
1,100		BB&T Corp.	24,178
300		Becton Dickinson & Co.	21,393
10	@	Berkshire Hathaway, Inc. — Class B	28,957
1,300		Boeing Co.	55,250
1,000	@	Boston Scientific Corp.	10,140
4,700		Bristol-Myers Squibb Co.	95,457
300		Burlington Northern Santa Fe Corp.	22,062
300		Cardinal Health, Inc.	9,165
800		Carnival Corp.	20,616
400		Caterpillar, Inc.	13,216
700	@	Celgene Corp.	33,488
1,700		Charles Schwab Corp.	29,818
1,900		Chevron Corp.	125,875
1,400		Chubb Corp.	55,832
6,900	@	Cisco Systems, Inc.	128,616
9,700		Citigroup, Inc.	28,809
100		CME Group, Inc.	31,111
200		Coach, Inc.	5,376
2,800		Coca-Cola Co.	134,372
500		Colgate-Palmolive Co.	35,370
2,700		Comcast Corp. — Class A	39,123
1,100		Comcast Corp. — Special Class A	15,510
1,500		ConocoPhillips	63,090
1,900		Corning, Inc.	30,514
200		Costco Wholesale Corp.	9,140
500		CSX Corp.	17,315
1,300		CVS Caremark Corp.	41,431
200		Danaher Corp.	12,348
300		Deere & Co.	11,985
1,700	@	Dell, Inc.	23,341
500		Devon Energy Corp.	27,250
800	@	DIRECTV Group, Inc.	19,768
1,400		Dominion Resources, Inc.	46,788
800		Dow Chemical Co.	12,912
3,400		Duke Energy Corp.	49,606
1,800	@	eBay, Inc.	30,834
400		Ecolab, Inc.	15,596

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		United States (continued)
700		EI Du Pont de Nemours & Co.	$17,934
900		Eli Lilly & Co.	31,176
2,700	@	EMC Corp.	35,370
2,300		Emerson Electric Co.	74,520
400		Entergy Corp.	31,008
200		EOG Resources, Inc.	13,584
1,100		Exelon Corp.	56,331
300	@	Express Scripts, Inc.	20,625
3,700		ExxonMobil Corp.	258,667
200		FedEx Corp.	11,124
900		FPL Group, Inc.	51,174
400		Freeport-McMoRan Copper & Gold, Inc.	20,044
200		General Dynamics Corp.	11,078
11,200		General Electric Co.	131,264
100	@	Genzyme Corp.	5,567
1,200	@	Gilead Sciences, Inc.	56,208
500		Goldman Sachs Group, Inc.	73,720
100	@	Google, Inc. — Class A	42,159
4,100		Halliburton Co.	84,870
400		Hartford Financial Services Group, Inc.	4,748
100		Hasbro, Inc.	2,424
100		Hess Corp.	5,375
2,800		Hewlett-Packard Co.	108,220
2,000		Home Depot, Inc.	47,260
500		Honeywell International, Inc.	15,700
600		Hudson City Bancorp., Inc.	7,974
1,100		Illinois Tool Works, Inc.	41,074
7,300		Intel Corp.	120,815
1,300		International Business Machines Corp.	135,746
3,100		Johnson & Johnson	176,080
800		Johnson Controls, Inc.	17,376
4,000		JPMorgan Chase & Co.	136,440
400		Kimberly-Clark Corp.	20,972
2,500		Kraft Foods, Inc.	63,350
600		Kroger Co.	13,230
600	@	Liberty Media Corp. — Entertainment	16,050
800		Lockheed Martin Corp.	64,520
1,900		Lowe’s Cos., Inc.	36,879
600		Marathon Oil Corp.	18,078
200		Marsh & McLennan Cos., Inc.	4,026
200		Mattel, Inc.	3,210
1,000		McDonald’s Corp.	57,490
200	@	Medco Health Solutions, Inc.	9,122
1,900		Medtronic, Inc.	66,291
2,000		Merck & Co., Inc.	55,920
900		Metlife, Inc.	27,009
10,100		Microsoft Corp.	240,077
400		Monsanto Co.	29,736
200		Mosaic Co.	8,860
500	@	National Oilwell Varco, Inc.	16,330
500		Newmont Mining Corp.	20,435
3,200		News Corp. — Class A	29,152
200		Nike, Inc.	10,356
200		Norfolk Southern Corp.	7,534
700		Northern Trust Corp.	37,576
100		Northrop Grumman Corp.	4,568
300		Nucor Corp.	13,329
1,000		Occidental Petroleum Corp.	65,810
6,100	@	Oracle Corp.	130,662
700		Pacific Gas & Electric Co.	26,908
1,700		PepsiCo, Inc.	93,432
13,800		Pfizer, Inc.	207,000
2,200		Philip Morris International, Inc.	95,964
800		PNC Financial Services Group, Inc.	31,048
200		Praxair, Inc.	14,214
1,800		Procter & Gamble Co.	91,980
400		Prudential Financial, Inc.	14,888
1,000		Public Service Enterprise Group, Inc.	32,630
2,500		Qualcomm, Inc.	113,000
300		Raytheon Co.	13,329
1,800		Schering-Plough Corp.	45,216
1,100		Schlumberger Ltd.	59,521
1,100		Southern Co.	34,276
7,300	@	Sprint Nextel Corp.	35,113
1,600		Staples, Inc.	32,272
700		State Street Corp.	33,040
1,200		Stryker Corp.	47,688
900	@	Symantec Corp.	14,004
1,000		Sysco Corp.	22,480
700		Target Corp.	27,629
1,900		Texas Instruments, Inc.	40,470
700	@	Thermo Electron Corp.	28,539
368	@	Time Warner Cable, Inc.	11,655
1,766		Time Warner, Inc.	44,486
100	@	Transocean, Ltd.	7,429
900		Travelers Cos., Inc.	36,936
500		Union Pacific Corp.	26,030
1,000		United Parcel Service, Inc. — Class B	49,990
2,200		United Technologies Corp.	114,312
2,300		UnitedHealth Group, Inc.	57,454
2,400		US Bancorp.	43,008
400		Valero Energy Corp.	6,756
5,600		Verizon Communications, Inc.	172,088
800	@	Viacom — Class B	18,160
700		Visa, Inc.	43,582
700		Walgreen Co.	20,580
4,000		Wal-Mart Stores, Inc.	193,760
2,700		Walt Disney Co.	62,991
1,000		Waste Management, Inc.	28,160
500	@	Weatherford International Ltd.	9,780
700	@	WellPoint, Inc.	35,623
5,200		Wells Fargo & Co.	126,152
700		Western Union Co.	11,480
900		Wyeth	40,851
200		XTO Energy, Inc.	7,628
1,900	@	Yahoo!, Inc.	29,754
300		Yum! Brands, Inc.	10,002

			8,035,743

		Total Common Stock (Cost $16,188,502)	15,248,994

REAL ESTATE INVESTMENT TRUSTS: 0.4%

		France: 0.1%
237	@	Unibail	35,435

			35,435

		Japan: 0.0%
1		Nippon Building Fund, Inc.	8,548

			8,548

		United Kingdom: 0.1%
3,442		Land Securities Group PLC	26,767

			26,767

		United States: 0.2%
300		Boston Properties, Inc.	14,310
500		Equity Residential	11,115
300		Prologis	2,418
300		Public Storage, Inc.	19,644
334		Simon Property Group, Inc.	17,178
301		Vornado Realty Trust	13,554

			78,219

		Total Real Estate Investment Trusts (Cost $166,927)	148,969

EXCHANGE-TRADED FUNDS: 1.6%

		Emerging Markets: 1.1%
13,747		iShares MSCI Emerging Markets Index Fund	443,066

			443,066

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		United States: 0.5%
2,228		iShares iBoxx Investment Grade Corporate Bond Fund	$223,424

			223,424

		Total Exchange-Traded Funds (Cost $604,426)	666,490

MUTUAL FUNDS: 8.2%

		United States: 8.2%
110,254		Morgan Stanley Institutional Fund Trust — Core Fixed Income Portfolio	1,011,025
22,075		Morgan Stanley Institutional Fund Trust — Core Plus Fixed Income Portfolio	200,221
68,540		Morgan Stanley Institutional Fund, Inc. — Capital Growth Portfolio	1,043,180
100,402		Morgan Stanley Institutional Fund, Inc. — International Growth Equity Portfolio	755,020
53,381		Van Kampen High Yield Fund	448,932

		Total Mutual Funds (Cost $3,400,000)	3,458,378

PREFERRED STOCK: 0.1%

		Germany: 0.1%
256		Fresenius AG	13,843
197		Porsche AG	13,260
94		Volkswagen AG	6,575

		Total Preferred Stock (Cost $45,448)	33,678

RIGHTS: 0.0%

		Italy: 0.0%
832	S	Unione di Banche Italiane SCPA	57

		Total Rights (Cost $—)	57

WARRANTS: 0.0%

		Italy: 0.0%
832		Unione di Banche Italiane SCPA	64

		Total Warrants (Cost $—)	64

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.9%

		Federal Home Loan Mortgage Corporation##: 3.3%
$1,240,000	S	5.500%, due 08/20/12	$1,373,110

			1,373,110

		Federal National Mortgage Association##: 3.6%
1,415,000	S	4.875%, due 05/18/12	1,539,005

			1,539,005

		Total U.S. Government Agency Obligations (Cost $2,822,740)	2,912,115

U.S. TREASURY OBLIGATIONS: 5.2%

		U.S. Treasury Notes: 5.2%
2,125,000	S	4.000%, due 08/15/18	2,204,855

		Total U.S. Treasury Obligations (Cost $2,154,393)	2,204,855

	Total Investments in Securities
	(Cost $25,382,436)*	58.5%	$24,673,600
	Other Assets and Liabilities - Net	41.5	17,510,611

	Net Assets	100.0%	$42,184,211

@	Non-income producing security
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

*	Cost for federal income tax purposes is $25,811,073.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$794,948
Gross Unrealized Depreciation	(1,932,421)

Net Unrealized Depreciation	$(1,137,473)

Percentage of
Industry	Net Assets

Aerospace/Defense	0.8%
Agriculture	0.7
Airlines	0.0
Apartments	0.0
Apparel	0.1
Auto Manufacturers	0.8
Auto Parts & Equipment	0.1
Banks	4.1
Beverages	0.8
Biotechnology	0.5
Building Materials	0.2
Chemicals	0.7
Commercial Services	0.4
Computers	1.2
Cosmetics/Personal Care	0.4
Distribution/Wholesale	0.2
Diversified	0.2
Diversified Financial Services	0.4
Electric	1.8
Electrical Components & Equipment	0.4
Electronics	0.3
Engineering & Construction	0.3
Environmental Control	0.1
Federal Home Loan Mortgage Corporation##	3.3
Federal National Mortgage Association##	3.6
Food	1.4
Food Service	0.0
Gas	0.1
Hand/Machine Tools	0.1
Healthcare — Products	1.2
Healthcare — Services	0.3
Holding Companies — Diversified	0.1
Home Furnishings	0.2
Household Products/Wares	0.1
Insurance	1.2
Internet	0.4
Investment Companies	0.1
Iron/Steel	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio
as of June 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Leisure Time	0.0
Lodging	0.0
Machinery — Construction & Mining	0.1
Machinery — Diversified	0.2
Media	0.9
Mining	0.4
Miscellaneous Manufacturing	0.8
Office Property	0.1
Office/Business Equipment	0.1
Oil & Gas	2.6
Oil & Gas Services	0.4
Open-End Funds	8.2
Pharmaceuticals	3.4
Real Estate	0.1
Regional Malls	0.0
Retail	1.4
Savings & Loans	0.0
Semiconductors	0.4
Software	1.3
Storage	0.1
Telecommunications	3.4
Textiles	0.0
Toys/Games/Hobbies	0.1
Transportation	0.7
U.S. Treasury Notes	5.2
Warehouse/Industrial	0.0
Water	0.1
Other Long-Term Investments	1.6
Other Assets and Liabilities — Net	41.5

Net Assets	100.0%

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Belgium	$—	$19,097	$—
Bermuda	40,506	—	—
Denmark	—	114,270	—
Finland	—	91,759	—
France	—	837,349	—
Germany	—	808,068	—
Greece	—	20,778	—
Ireland	11,232	17,261	—
Italy	—	250,778	—
Japan	—	1,407,643	—
Luxembourg	—	33,191	—
Netherlands	—	324,192	—
Norway	—	67,932	—
Portugal	—	14,570	—
Spain	—	425,711	—
Sweden	—	231,843	—
Switzerland	22,115	754,814	—
United Kingdom	32,831	1,687,311	—
United States	8,035,743	—	—

Total Common Stock	8,142,427	7,106,567	—

Real Estate Investment Trusts	78,219	70,750	—
Exchange-Traded Funds	666,490	—	—
Mutual Funds	3,458,378	—	—
Preferred Stock	—	33,678	—
Rights	57	—	—
Warrants	—	64	—
U.S. Government Agency Obligations	—	2,912,115	—
U.S. Treasury Obligations	—	2,204,855	—

Total	$12,345,571	$12,328,029	$—

Other Financial Instruments**	(26,540)	(22,582)	—

Total	$(26,540)	$(22,582)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Van Kampen Global Tactical Asset Allocation Portfolio Open Futures Contracts on June 30, 2009:

			Unrealized
Contract	Number	Expiration	Appreciation/
Description	of Contracts	Date	(Depreciation)

Long Contracts
Australia 10-Year Bond	7	09/15/09	$5,074
Dow Jones Euro STOXX 50	23	09/18/09	(5,696)
Euro-Bund	1	09/08/09	(241)
FTSE 100 Index	8	09/18/09	(7,045)
Hang Seng Index	3	07/30/09	5,649
Long Gilt	2	09/28/09	579
MSCI Singapore Index (SGX)	5	07/30/09	259
S&P 500 E-Mini	41	09/18/09	2,699
S&P ASX 200 Index (SPI)	10	09/17/09	(13,412)
S&P Mid 400 E-Mini	33	09/18/09	24,192
S&P/TSX 60 Index	11	09/17/09	(32,308)
Tokyo Price Index (TOPIX)	14	09/10/09	6,839
U.S. Treasury 2-Year Note	5	09/30/09	(2,964)
U.S. Treasury 5-Year Note	4	09/30/09	(3,259)
U.S. Treasury 10-Year Note	12	09/21/09	(6,187)
U.S. Treasury Long Bond	5	09/21/09	10,753

			$(15,068)

Short Contracts
Japanese Government Bonds 10-Year Mini	5	09/09/09	$(11,472)

			$(11,472)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio
as of June 30, 2009 (Unaudited) (continued)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING Van Kampen Global Tactical Asset Allocation Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Australian Dollar AUD 1,206,892	BUY	7/16/09	964,005	971,273	$7,268
Australian Dollar AUD 95,013	BUY	7/16/09	75,662	76,464	802
Canadian Dollar CAD 1,783,322	BUY	7/16/09	1,577,072	1,533,303	(43,769)
Canadian Dollar CAD 119,853	BUY	7/16/09	104,193	103,050	(1,143)
Swiss Franc CHF 162,161	BUY	7/16/09	149,505	149,274	(231)
EU Euro EUR 308,341	BUY	7/16/09	428,223	432,565	4,342
EU Euro EUR 411,350	BUY	7/16/09	571,250	577,075	5,825
British Pound GBP 488,573	BUY	7/16/09	803,092	803,792	700
British Pound GBP 225,763	BUY	7/16/09	371,091	371,421	330
British Pound GBP 244,631	BUY	7/16/09	402,800	402,463	(337)
Hong Kong Sar Dollar HKD 1,546,218	BUY	7/16/09	199,543	199,539	(4)
Japanese Yen JPY 173,561,042	BUY	7/16/09	1,795,453	1,801,985	6,532
Japanese Yen JPY 8,892,526	BUY	7/16/09	92,916	92,326	(590)
Norwegian Krone NOK 2,567,865	BUY	7/16/09	400,041	399,171	(870)
Swedish Krona SEK 858,069	BUY	7/16/09	109,521	111,220	1,699
Swedish Krona SEK 2,378,495	BUY	7/16/09	297,290	308,294	11,004
Singapore Dollar SGD 88,347	BUY	7/16/09	60,590	60,985	395

					$(8,047)

Australian Dollar AUD 193,981	SELL	7/16/09	154,927	156,110	$(1,183)
British Pound GBP 238,219	SELL	7/16/09	391,022	391,914	(892)
Swedish Krona SEK 5,749,204	SELL	7/16/09	733,752	745,196	(11,444)
Swedish Krona SEK 278,045	SELL	7/16/09	35,023	36,039	(1,016)

					$(14,535)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for
as hedging instruments	Location on Statement
under SFAS No. 133	of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$38,897

Total Asset Derivatives		$38,897

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$61,479

Total Liability Derivatives		$61,479

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2009 was as follows:

	Amount of Realized Gain or (Loss)
	on Derivatives Recognized in Income
Derivatives not	Forward
accounted for as	Foreign
hedging instruments	Currency
under SFAS No. 133	Contracts	Futures	Total

Equity contracts	$—	$1,037,140	$1,037,140
Foreign exchange contracts	193,333	—	193,333
Interest rate contracts	—	(159,086)	(159,086)

Total	$193,333	$878,054	$1,071,387

	Change in Unrealized
	Appreciation or (Depreciation)
	on Derivatives Recognized in Income
Derivatives not	Forward
accounted for as	Foreign
hedging instruments	Currency
under SFAS No. 133	Contracts	Futures	Total

Equity contracts	$—	$(162,978)	$(162,978)
Foreign exchange contracts	(107,036)	—	(107,036)
Interest rate contracts	—	(25,418)	(25,418)

Total	$(107,036)	$(188,396)	$(295,432)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.3%

		Advertising: 0.0%
7,587	@	Interpublic Group of Cos., Inc.	$38,313

			38,313

		Aerospace/Defense: 1.2%
69,700		General Dynamics Corp.	3,860,683
60,110		Raytheon Co.	2,670,687

			6,531,370

		Agriculture: 0.5%
62,880		Philip Morris International, Inc.	2,742,826

			2,742,826

		Auto Parts & Equipment: 0.7%
126,700	@@	Autoliv, Inc.	3,645,159

			3,645,159

		Banks: 10.2%
443,900		Bank of America Corp.	5,859,480
127,300		BB&T Corp.	2,798,054
52,900		Comerica, Inc.	1,118,835
94,061	L	First Horizon National Corp.	1,128,732
854,045		JPMorgan Chase & Co.	29,131,475
314,212		Keycorp	1,646,471
175,464	@@	Mitsubishi UFJ Financial Group, Inc. ADR	1,077,349
375,641	@@	Mizuho Financial Group, Inc. ADR	1,731,705
177,874		PNC Financial Services Group, Inc.	6,903,290
25,300		State Street Corp.	1,194,160
46,600	@@	Sumitomo Mitsui Financial Group, Inc.	1,885,683

			54,475,234

		Beverages: 0.7%
83,330		Coca-Cola Co.	3,999,007

			3,999,007

		Chemicals: 1.4%
142,540	@@	Bayer AG ADR	7,640,144

			7,640,144

		Commercial Services: 1.3%
87,753		Manpower, Inc.	3,715,462
138,600	L	Robert Half International, Inc.	3,273,732

			6,989,194

		Computers: 2.2%
129,250	@	EMC Corp.	1,693,175
257,603		Hewlett-Packard Co.	9,956,356

			11,649,531

		Cosmetics/Personal Care: 1.1%
186,870		Estee Lauder Cos., Inc.	6,105,043

			6,105,043

		Diversified Financial Services: 1.5%
452,956		Charles Schwab Corp.	7,944,848

			7,944,848

		Electric: 4.4%
425,332		American Electric Power Co., Inc.	12,287,841
70,803		Entergy Corp.	5,488,649
151,920		FirstEnergy Corp.	5,886,900

			23,663,390

		Electronics: 1.2%
304,400	@	Agilent Technologies, Inc.	6,182,364

			6,182,364

		Food: 4.6%
387,396	@@	Cadbury PLC ADR	13,326,422
458,260	@@	Unilever NV ADR	11,080,727

			24,407,149

		Healthcare — Products: 2.6%
608,820	@	Boston Scientific Corp.	6,173,435
206,527	@@	Covidien PLC	7,732,371

			13,905,806

		Home Furnishings: 1.5%
312,700	@@	Sony Corp. ADR	8,086,422

			8,086,422

		Insurance: 7.2%
202,255		Chubb Corp.	8,065,929
916,514		Marsh & McLennan Cos., Inc.	18,449,426
42,400		Transatlantic Holdings, Inc.	1,837,192
243,595		Travelers Cos., Inc.	9,997,139

			38,349,686

		Internet: 2.7%
749,700	@	eBay, Inc.	12,842,361
96,243	@	Symantec Corp.	1,497,541

			14,339,902

		Leisure Time: 0.5%
167,023	L	Harley-Davidson, Inc.	2,707,443

			2,707,443

		Media: 7.9%
676,741		Comcast Corp. – Class A	9,805,977
154,976	@	Time Warner Cable, Inc.	4,908,090

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Media (continued)
563,253		Time Warner, Inc.	$14,188,343
597,869	@	Viacom — Class B	13,571,626

			42,474,036

		Mining: 2.3%
101,600		Freeport-McMoRan Copper & Gold, Inc.	5,091,176
178,550		Newmont Mining Corp.	7,297,339

			12,388,515

		Miscellaneous Manufacturing: 5.6%
130,000		Dover Corp.	4,301,700
452,400		General Electric Co.	5,302,128
253,901	@@	Ingersoll-Rand Co.	5,306,531
112,740	@@,L	Siemens AG ADR	7,800,481
283,037	@@	Tyco International Ltd.	7,353,301

			30,064,141

		Oil & Gas: 12.4%
236,000		Anadarko Petroleum Corp.	10,712,040
140,700	@@	BP PLC ADR	6,708,576
73,750		ConocoPhillips	3,101,925
104,490		Devon Energy Corp.	5,694,705
139,510		ExxonMobil Corp.	9,753,144
86,500		Hess Corp.	4,649,375
215,760		Occidental Petroleum Corp.	14,199,166
227,210	@@	Royal Dutch Shell PLC ADR — Class A	11,403,670

			66,222,601

		Oil & Gas Services: 1.5%
139,950		Schlumberger Ltd.	7,572,695
21,000		Smith International, Inc.	540,750

			8,113,445

		Pharmaceuticals: 7.2%
136,300		Abbott Laboratories	6,411,552
489,430		Bristol-Myers Squibb Co.	9,940,323
132,500		Cardinal Health, Inc.	4,047,875
179,100		Pfizer, Inc.	2,686,500
250,260	@@	Roche Holding AG ADR	8,536,369
267,190		Schering-Plough Corp.	6,711,813

			38,334,432

		Retail: 5.9%
202,800		Gap, Inc.	3,325,920
509,440		Home Depot, Inc.	12,038,067
385,100		Macy’s, Inc.	4,528,776
347,400	@	Starbucks Corp.	4,825,386
179,900		Walgreen Co.	5,289,060
39,010		Wal-Mart Stores, Inc.	1,889,644

			31,896,853

		Semiconductors: 2.8%
223,300	@@,L	ASML Holding NV	4,834,445
385,936		Intel Corp.	6,387,241
153,594	@	Lam Research Corp.	3,993,444

			15,215,130

		Telecommunications: 4.2%
483,760	@	Cisco Systems, Inc.	9,017,286
447,268		Verizon Communications, Inc.	13,744,546

			22,761,832

		Total Common Stock (Cost $568,968,387)	510,873,816

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 1.2%

		Securities Lending CollateralCC: 1.2%
$6,621,531		Bank of New York Mellon Corp. Institutional Cash Reserves	$6,285,438

		Total Short-Term Investments (Cost $6,621,531)	6,285,438

	Total Investments in Securities
	(Cost $575,589,918)*	96.5%	$517,159,254
	Other Assets and Liabilities - Net	3.5	18,572,318

	Net Assets	100.0%	$535,731,572

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $580,182,784.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$27,230,480
Gross Unrealized Depreciation	(90,254,010)

Net Unrealized Depreciation	$(63,023,530)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Advertising	$38,313	$—	$—
Aerospace/Defense	6,531,370	—	—
Agriculture	2,742,826	—	—
Auto Parts & Equipment	3,645,159	—	—
Banks	52,589,551	1,885,683	—
Beverages	3,999,007	—	—
Chemicals	7,640,144	—	—
Commercial Services	6,989,194	—	—
Computers	11,649,531	—	—
Cosmetics/Personal Care	6,105,043	—	—
Diversified Financial Services	7,944,848	—	—
Electric	23,663,390	—	—
Electronics	6,182,364	—	—
Food	24,407,149	—	—
Healthcare — Products	13,905,806	—	—
Home Furnishings	8,086,422	—	—
Insurance	38,349,686	—	—
Internet	14,339,902	—	—
Leisure Time	2,707,443	—	—
Media	42,474,036	—	—
Mining	12,388,515	—	—
Miscellaneous Manufacturing	30,064,141	—	—
Oil & Gas	66,222,601	—	—
Oil & Gas Services	8,113,445	—	—
Pharmaceuticals	38,334,432	—	—
Retail	31,896,853	—	—

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Semiconductors	$15,215,130	$—	$—
Telecommunications	22,761,832	—	—

Total Common Stock	508,988,133	1,885,683	—

Short-Term Investments	—	6,285,438	—

Total	$508,988,133	$8,171,121	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACTS

Section 15 of the Investment Company Act of 1940 Act, as amended (the “1940 Act”), mandates that, when a series of ING Investors Trust (the “Trust”) enters into a new sub-advisory agreement, the Board of Trustees (the “Board”) of the Trust, including a majority of Board members who have no direct or indirect interest in the Advisory and Sub-Advisory contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered in determining whether to approve new sub-advisory arrangements for certain of its series.

ING AllianceBernstein Mid Cap Growth Portfolio

ING AllianceBernstein Mid Cap Growth Portfolio had been sub-advised by AllianceBernstein L.P. (“AllianceBernstein”) since March 1999. At its March 27, 2009 meeting, the Board approved the merger of the Portfolio with and into ING Russelltm Mid Cap Growth Index Portfolio (the “AllianceBernstein Merger”). On March 27, 2009, the Board, including a majority of the Independent Trustees, also determined to appoint ING Investment Management Co. (“ING IM”) as sub-adviser to the Portfolio and considered the approval of a new sub-advisory contract (the “Mid Cap Growth Agreement”) for the Portfolio. The Board approved the Mid Cap Growth Agreement under which ING IM would provide sub-advisory services to transition the Portfolio’s investment portfolio during the pre-merger period, provided that the Portfolio’s shareholders approve the AllianceBernstein Merger and the sub-advisory contract with ING IM.

In determining whether to approve the Mid Cap Growth Agreement for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Mid Cap Growth Agreement should be approved for the Portfolio. The materials provided to the Board in support of the Mid Cap Growth Agreement included the following: (1) a memorandum discussing the implementation of the transition strategy for the Portfolio in anticipation of the AllianceBernstein Merger; (2) responses to questions posed by K&L Gates, independent counsel to the Board, on behalf of the Independent Trustees; (3) supporting documentation, including a copy of the form of the Mid Cap Growth Agreement; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Management and by ING IM in connection with its management of funds in the ING Funds Complex, including the Portfolio. Such information included, among other things: (1) a detailed analysis of the Portfolio’s performance, including attribution analyses, which had been provided at regular Board meetings; (2) hypothetical performance of ING Russelltm Mid Cap Growth Index Portfolio based on the returns of the Russelltm Mid Cap Growth Index, adjusted for the expenses of ING Russelltm Mid Cap Growth Index Portfolio; and (3) a presentation to the Domestic Equity Funds Investment Review Committee (the “DE IRC”), at its March 26, 2009 meeting, from ING IM representatives regarding ING Russelltm Mid Cap Growth Index Portfolio.

The Board’s consideration of whether to approve the Mid Cap Growth Agreement took into account several factors including, but not limited to, the following: (1) the view of Directed Service LLC (the “Adviser”), the Portfolio’s investment adviser, with respect to ING IM’s management of ING Russelltm Mid Cap Growth Index Portfolio; (2) the nature and quality of the services to be provided by ING IM under the Mid Cap Growth Agreement; (3) the personnel, operations, and investment management capabilities of ING IM; (4) the fairness of the compensation under the Mid Cap Growth Agreement in light of the services to be provided by ING IM; (5) the sub-advisory fee rate payable by the Adviser to ING IM; (6) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other funds in the ING Funds complex; and (7) ING IM’s Code of Ethics, which has previously been approved for the Portfolio and other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed as the Portfolio’s Sub-Adviser under the Mid Cap Growth Agreement and provide advisory services to the Portfolio during the pre-merger period; and (2) the sub-advisory fee rate payable by the Adviser to ING IM is reasonable in the context of all factors considered by the Board.

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Based on these conclusions and other factors, the Board voted to approve the Mid Cap Growth Agreement. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

ING Oppenheimer Main Street Portfolio

ING Oppenheimer Main Street Portfolio had been sub-advised by OppenheimerFunds, Inc. (“Oppenheimer”) since November 2004. At its March 27, 2009 meeting, the Board approved the merger of the Portfolio with and into ING Russelltm Large Cap Index Portfolio (the “Oppenheimer Merger”). On March 27, 2009, the Board, including a majority of the Independent Trustees, also determined to appoint ING IM as sub-adviser to the Portfolio and considered the approval of a new sub-advisory contract (the “Large Cap Index Agreement”) for the Portfolio. The Board approved the Large Cap Index Agreement under which ING IM would provide sub-advisory services to transition the Portfolio’s investment portfolio during the pre-merger period, provided that the Portfolio’s shareholders approve the Oppenheimer Merger and the sub-advisory contract with ING IM.

In determining whether to approve the Large Cap Index Agreement for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Large Cap Index Agreement should be approved for the Portfolio. The materials provided to the Board in support of the Large Cap Index Agreement included the following: (1) a memorandum discussing the implementation of the transition strategy for the Portfolio in anticipation of the Oppenheimer Merger; (2) responses to questions posed by K&L Gates on behalf of the Independent Trustees; (3) supporting documentation, including a copy of the form of the Large Cap Index Agreement; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Management and by ING IM in connection with its management of funds in the ING Funds Complex, including the Portfolio. Such information included, among other things: (1) a detailed analysis of the Portfolio’s performance, including attribution analyses, which had been provided at regular Board meetings; (2) hypothetical performance of ING Russelltm Large Cap Index Portfolio based on the returns of the Russelltm Large Cap Index, adjusted for the expenses of ING Russelltm Large Cap Index Portfolio; and (3) a presentation to the DE IRC, at its March 26, 2009 meeting, from ING IM representatives regarding ING Russelltm Large Cap Index Portfolio.

The Board’s consideration of whether to approve the Large Cap Index Agreement took into account several factors including, but not limited to, the following: (1) the Adviser’s view with respect to ING IM’s management of ING Russelltm Large Cap Index Portfolio; (2) the nature and quality of the services to be provided by ING IM under the Large Cap Index Agreement; (3) the personnel, operations, and investment management capabilities of ING IM; (4) the fairness of the compensation under the Large Cap Index Agreement in light of the services to be provided by ING IM; (5) the sub-advisory fee rate payable by the Adviser to ING IM; (6) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other funds in the ING Funds complex; and (7) ING IM’s Code of Ethics, which has previously been approved for the Portfolio and other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed as the Portfolio’s Sub-Adviser under the Large Cap Index Agreement and provide advisory services to the Portfolio in the pre-merger period; and (2) the sub-advisory fee rate payable by the Adviser to ING IM is reasonable in the context of all factors considered by the Board.

Based on these conclusions and other factors, the Board voted to approve the Large Cap Index Agreement. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

ING Van Kampen Capital Growth Portfolio

ING Van Kampen Capital Growth Portfolio had been sub-advised by Morgan Stanley Investment Management, Inc. d/b/a Van Kampen (“Van Kampen”) since its inception in May 2002. At its March 27, 2009 meeting, the Board approved the merger of the Portfolio with and into ING Russelltm Large Cap Growth Index Portfolio (the “Van Kampen Merger”). On March 27, 2009, the Board, including a majority of the Independent Trustees, also determined

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

to appoint ING IM as sub-adviser to ING Van Kampen Capital Growth Portfolio and considered the approval of a new sub-advisory contract (the “Large Cap Growth Agreement”) for the Portfolio. The Board approved the Large Cap Growth Agreement under which ING IM would provide sub-advisory services to transition the Portfolio’s investment portfolio during the pre-merger period, provided that the Portfolio’s shareholders approve the Van Kampen Merger and the sub-advisory contract with ING IM.

In determining whether to approve the Large Cap Growth Agreement for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Large Cap Growth Agreement should be approved for the Portfolio. The materials provided to the Board in support of the Large Cap Growth Agreement included the following: (1) a memorandum discussing the implementation of the transition strategy for the Portfolio in anticipation of the Van Kampen Merger; (2) responses to questions posed by K&L Gates on behalf of the Independent Trustees; (3) supporting documentation, including a copy of the form of the Large Cap Growth Agreement; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Management and by ING IM in connection with its management of funds in the ING Funds Complex, including the Portfolio. Such information included, among other things: (1) a detailed analysis of the Portfolio’s performance, including attribution analyses, which had been provided at regular Board meetings; (2) hypothetical performance of ING Russelltm Large Cap Growth Index Portfolio based on the returns of the Russelltm Large Cap Growth Index, adjusted for the expenses of ING Russelltm Large Cap Growth Index Portfolio; and (3) a presentation to the DE IRC, at its March 26, 2009 meeting, from ING IM’s representatives regarding ING Russelltm Large Cap Growth Index Portfolio.

The Board’s consideration of whether to approve the Large Cap Growth Agreement took into account several factors including, but not limited to, the following: (1) the Adviser’s view with respect to ING IM’s management of ING Russelltm Large Cap Growth Index Portfolio; (2) the nature and quality of the services to be provided by ING IM under the Large Cap Growth Agreement; (3) the personnel, operations, and investment management capabilities of ING IM; (4) the fairness of the compensation under the Large Cap Growth Agreement in light of the services to be provided by ING IM; (5) the sub-advisory fee rate payable by the Adviser; (6) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other funds in the ING Funds complex; and (7) ING IM’s Code of Ethics, which has previously been approved for the Portfolio and other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed as the Portfolio’s Sub-Adviser under the Large Cap Growth Agreement and to provide advisory services to the Portfolio in the pre-merger period; and (2) the sub-advisory fee rate payable by the Adviser to ING IM is reasonable in the context of all factors considered by the Board.

Based on these conclusions and other factors, the Board voted to approve the Large Cap Growth Agreement. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Directed Services LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor
ING Funds Distributor LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT1AISS2                  (0609-082809)

Semi-Annual Report

June 30, 2009

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

■  ING BlackRock Large Cap Growth Portfolio
■  ING BlackRock Large Cap Value Portfolio

■	ING Clarion Real Estate Portfolio (formerly, ING Van Kampen Real Estate Portfolio)
■  ING Evergreen Omega Portfolio
■  ING Focus 5 Portfolio
■  ING Franklin Income Portfolio
■  ING Franklin Mutual Shares Portfolio

■	ING Growth and Income Portfolio II (formerly, ING Legg Mason Value Portfolio)
■	ING Index Plus International Equity Portfolio (formerly, VP Index Plus International Equity Portfolio)
■  ING International Growth Opportunities Portfolio
■  ING JPMorgan Small Cap Core Equity Portfolio
■  ING JPMorgan Value Opportunities Portfolio
■  ING Limited Maturity Bond Portfolio
■  ING Lord Abbett Affiliated Portfolio
■  ING Multi-Manager International Small Cap Portfolio
■  ING PIMCO High Yield Portfolio
■  ING Pioneer Equity Income Portfolio
■  ING Pioneer Fund Portfolio
■  ING Stock Index Portfolio
■  ING Templeton Global Growth Portfolio
■  ING Wells Fargo Small Cap Disciplined Portfolio

       E-Delivery Sign-up — details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

   MUTUAL FUNDS

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.

Just go to www.ingfunds.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

Market Perspective:  Six Months Ended June 30, 2009

Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0% – 0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.

In housing, the Standard & Poor’s (“S&P”) /Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.

2

Market Perspective:  Six Months Ended June 30, 2009

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.
(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4) The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parenthesis denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	January 1,	June 30,	Expense	June 30,	January 1,	June 30,	Expense	June 30,
	2009	2009	Ratio	2009*	2009	2009	Ratio	2009*

ING BlackRock Large Cap Growth Portfolio

Class ADV	$1,000.00	$1,078.20	1.31%	$6.75	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	1,082.30	0.71	3.67	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,079.70	0.96	4.95	1,000.00	1,020.03	0.96	4.81
Class S2	1,000.00	1,079.30	1.11	5.72	1,000.00	1,019.29	1.11	5.56
ING BlackRock Large Cap Value Portfolio

Class ADV	1,000.00	957.40	1.34	6.50	1,000.00	1,018.15	1.34	6.71
Class I	1,000.00	960.50	0.74	3.60	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	959.20	0.99	4.81	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	957.80	1.14	5.53	1,000.00	1,019.14	1.14	5.71
ING Clarion Real Estate Portfolio

Class ADV	1,000.00	903.40	1.25	5.90	1,000.00	1,018.60	1.25	6.26
Class I	1,000.00	905.90	0.65	3.07	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	904.80	0.90	4.25	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	903.60	1.05	4.96	1,000.00	1,019.59	1.05	5.26

* Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	January 1,	June 30,	Expense	June 30,	January 1,	June 30,	Expense	June 30,
	2009	2009	Ratio	2009*	2009	2009	Ratio	2009*

ING Evergreen Omega Portfolio

Class ADV	$1,000.00	$1,119.90	1.20%	$6.31	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	1,124.50	0.60	3.16	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,122.90	0.85	4.47	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,122.20	1.00	5.26	1,000.00	1,019.84	1.00	5.01
ING Focus 5 Portfolio

Class ADV	1,000.00	977.50	0.99	4.85	1,000.00	1,019.89	0.99	4.96
Class I	1,000.00	981.00	0.39	1.92	1,000.00	1,022.86	0.39	1.96
Class S	1,000.00	981.00	0.64	3.14	1,000.00	1,021.62	0.64	3.21
ING Franklin Income Portfolio

Class ADV	1,000.00	1,114.80	1.34	7.03	1,000.00	1,018.15	1.34	6.71
Class I	1,000.00	1,114.70	0.74	3.88	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	1,111.10	0.99	5.18	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	1,110.10	1.14	5.96	1,000.00	1,019.14	1.14	5.71
ING Franklin Mutual Shares Portfolio

Class ADV	1,000.00	1,041.90	1.39	7.04	1,000.00	1,017.90	1.39	6.95
Class I	1,000.00	1,045.40	0.79	4.01	1,000.00	1,020.88	0.79	3.96
Class S	1,000.00	1,045.40	1.04	5.27	1,000.00	1,019.64	1.04	5.21
ING Growth and Income Portfolio II

Class ADV	1,000.00	1,066.10	1.20	6.15	1,000.00	1,018.84	1.20	6.01
Class I	1,000.00	1,067.40	0.60	3.08	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,064.90	0.85	4.35	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,062.50	1.00	5.11	1,000.00	1,019.84	1.00	5.01
ING Index Plus International Equity Portfolio

Class ADV	1,000.00	1,072.40	1.15	5.91	1,000.00	1,019.09	1.15	5.76
Class I	1,000.00	1,073.60	0.55	2.83	1,000.00	1,022.07	0.55	2.76
Class S	1,000.00	1,071.80	0.80	4.11	1,000.00	1,020.83	0.80	4.01
Class S2	1,000.00	1,071.30	0.95	4.88	1,000.00	1,020.08	0.95	4.76
ING International Growth Opportunities Portfolio

Class ADV	1,000.00	1,237.40	1.61	8.93	1,000.00	1,016.81	1.61	8.05
Class I	1,000.00	1,239.10	1.01	5.61	1,000.00	1,019.79	1.01	5.06
Class S	1,000.00	1,238.40	1.26	6.99	1,000.00	1,018.55	1.26	6.31
Class S2	1,000.00	1,240.50	1.41	7.83	1,000.00	1,017.80	1.41	7.05
ING JPMorgan Small Cap Core Equity Portfolio

Class ADV	1,000.00	1,047.00	1.48	7.51	1,000.00	1,017.46	1.48	7.40
Class I	1,000.00	1,052.00	0.88	4.48	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,050.00	1.13	5.74	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	1,049.20	1.28	6.50	1,000.00	1,018.45	1.28	6.41
ING JPMorgan Value Opportunities Portfolio

Class ADV	1,000.00	1,062.60	1.13	5.78	1,000.00	1,019.19	1.13	5.66
Class I	1,000.00	1,065.70	0.53	2.71	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,063.50	0.78	3.99	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	1,063.80	0.93	4.76	1,000.00	1,020.18	0.93	4.66

* Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	January 1,	June 30,	Expense	June 30,	January 1,	June 30,	Expense	June 30,
	2009	2009	Ratio	2009*	2009	2009	Ratio	2009*

ING Limited Maturity Bond Portfolio

Class ADV	$1,000.00	$1,039.30	0.87%	$4.40	$1,000.00	$1,020.48	0.87%	$4.36
Class I	1,000.00	1,043.80	0.27	1.37	1,000.00	1,023.46	0.27	1.35
Class S	1,000.00	1,041.70	0.52	2.63	1,000.00	1,022.22	0.52	2.61
Class S2	1,000.00	1,041.90	0.67	3.39	1,000.00	1,021.47	0.67	3.36
ING Lord Abbett Affiliated Portfolio

Class ADV	1,000.00	995.40	1.36	6.73	1,000.00	1,018.05	1.36	6.80
Class I	1,000.00	995.40	0.76	3.76	1,000.00	1,021.03	0.76	3.81
Class S	1,000.00	993.90	1.01	4.99	1,000.00	1,019.79	1.01	5.06
Class S2	1,000.00	993.90	1.16	5.73	1,000.00	1,019.04	1.16	5.81
ING Multi-Manager International Small Cap Portfolio

Class ADV	1,000.00	1,122.40	1.80	9.47	1,000.00	1,015.87	1.80	9.00
Class I	1,000.00	1,123.80	1.20	6.32	1,000.00	1,018.84	1.20	6.01
Class S	1,000.00	1,124.10	1.45	7.64	1,000.00	1,017.60	1.45	7.25
Class S2	1,000.00	1,122.20	1.60	8.42	1,000.00	1,016.86	1.60	8.00
ING PIMCO High Yield Portfolio

Class ADV	1,000.00	1,218.20	1.10	6.05	1,000.00	1,019.34	1.10	5.51
Class I	1,000.00	1,220.30	0.50	2.75	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,220.00	0.75	4.13	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	1,223.00	0.90	4.96	1,000.00	1,020.33	0.90	4.51
ING Pioneer Equity Income Portfolio

Class ADV	1,000.00	930.40	1.29	6.17	1,000.00	1,018.40	1.29	6.46
Class I	1,000.00	933.40	0.69	3.31	1,000.00	1,021.37	0.69	3.46
Class S	1,000.00	933.20	0.94	4.51	1,000.00	1,020.13	0.94	4.71
ING Pioneer Fund Portfolio

Class ADV	1,000.00	1,013.90	1.28	6.39	1,000.00	1,018.45	1.28	6.41
Class I	1,000.00	1,016.40	0.68	3.40	1,000.00	1,021.42	0.68	3.41
Class S	1,000.00	1,016.40	0.93	4.65	1,000.00	1,020.18	0.93	4.66
Class S2	1,000.00	1,016.40	1.08	5.40	1,000.00	1,019.44	1.08	5.41
ING Stock Index Portfolio

Class ADV(1)	1,000.00	1,015.50	0.87	0.82	1,000.00	1,020.48	0.87	4.36
Class I	1,000.00	1,029.90	0.27	1.36	1,000.00	1,023.46	0.27	1.35
Class S	1,000.00	1,030.00	0.52	2.62	1,000.00	1,022.22	0.52	2.61
Class S2	1,000.00	1,028.80	0.67	3.37	1,000.00	1,021.47	0.67	3.36
ING Templeton Global Growth Portfolio

Class ADV	1,000.00	1,069.10	1.52	7.80	1,000.00	1,017.26	1.52	7.60
Class I	1,000.00	1,070.60	0.92	4.72	1,000.00	1,020.23	0.92	4.61
Class S	1,000.00	1,069.30	1.17	6.00	1,000.00	1,018.99	1.17	5.86
Class S2	1,000.00	1,068.50	1.32	6.77	1,000.00	1,018.25	1.32	6.61
ING Wells Fargo Small Cap Disciplined Portfolio

Class ADV	1,000.00	1,065.80	1.49	7.63	1,000.00	1,017.41	1.49	7.45
Class I	1,000.00	1,070.20	0.89	4.57	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,068.70	1.14	5.85	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	1,067.30	1.29	6.61	1,000.00	1,018.40	1.29	6.46

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)	Commencement of operations was May 28, 2009. Expenses paid for the Actual Return reflect the 34 day period ended June 30, 2009.

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING
	BlackRock	BlackRock	ING	ING
	Large Cap	Large Cap	Clarion	Evergreen
	Growth	Value	Real Estate	Omega
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$268,844,207	$217,246,780	$549,422,661	$274,527,273
Short-term investments**	4,643,919	8,706,086	12,352,382	—
Short-term investments in affiliates***	2,408,845	11,709,789	32,030,296	26,229,573
Receivables:
Investment securities sold	18,755,035	3,852,465	1,852,298	3,128,009
Fund shares sold	233,481	216,177	57,352	234,650
Dividends and interest	78,580	112,914	2,233,780	176,940

Total assets	294,964,067	241,844,211	597,948,769	304,296,445

LIABILITIES:
Payable for investment securities purchased	19,975,326	15,097,561	25,882,866	25,701,596
Payable for fund shares redeemed	32,847	246,675	632,822	161,333
Payable upon receipt of securities loaned	4,737,635	8,759,330	13,283,005	—
Payable to affiliates	205,129	133,716	339,286	124,145
Other accrued expenses and liabilities	873	—	—	—
Payable for borrowings against line of credit	1,290,000	—	—	—

Total liabilities	26,241,810	24,237,282	40,137,979	25,987,074

NET ASSETS	$268,722,257	$217,606,929	$557,810,790	$278,309,371

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$402,353,863	$277,735,221	$1,116,769,339	$290,616,840
Undistributed net investment income	1,899,447	3,139,931	35,759,859	2,147,979
Accumulated net realized loss on investments and foreign currency related transactions	(139,481,826)	(63,205,056)	(513,911,726)	(4,022,118)
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	3,950,773	(63,167)	(80,806,682)	(10,433,330)

NET ASSETS	$268,722,257	$217,606,929	$557,810,790	$278,309,371

+ Including securities loaned at value	$4,595,727	$8,460,902	$13,091,517	$—
* Cost of investments in securities	$264,801,156	$217,256,703	$629,298,720	$284,960,603
** Cost of short-term investments	$4,737,635	$8,759,330	$13,283,005	$—
*** Cost of short-term investments in affiliates	$2,408,845	$11,709,789	$32,030,296	$26,229,573

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

	ING	ING
	BlackRock	BlackRock	ING	ING
	Large Cap	Large Cap	Clarion	Evergreen
	Growth	Value	Real Estate	Omega
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$3,247,086	$612	$817,399	$779
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	462,131	76	65,733	87
Net asset value and redemption price per share	$7.03	$8.10	$12.44	$8.97
Class I:
Net assets	$143,423,333	$189,791,270	$261,237,005	$231,905,433
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	19,850,275	22,982,837	20,414,274	25,182,766
Net asset value and redemption price per share	$7.23	$8.26	$12.80	$9.21
Class S:
Net assets	$118,594,963	$25,839,168	$281,981,066	$45,570,647
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,514,640	3,141,671	22,142,175	4,983,332
Net asset value and redemption price per share	$7.18	$8.22	$12.74	$9.14
Class S2:
Net assets	$3,456,875	$1,975,879	$13,775,320	$832,512
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	488,137	241,710	1,088,058	91,589
Net asset value and redemption price per share	$7.08	$8.17	$12.66	$9.09

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

			ING
		ING	Franklin	ING
	ING	Franklin	Mutual	Growth and
	Focus 5	Income	Shares	Income
	Portfolio	Portfolio	Portfolio	Portfolio II

ASSETS:
Investments in securities at value+*	$130,801,094	$581,498,275	$377,990,334	$155,177,773
Short-term investments**	—	19,070,042	17,490,781	—
Short-term investments in affiliates***	—	—	—	2,219,000
Short-term investments at amortized cost	1,021,000	—	15,298,479	—
Cash	1,226,940	41,451,728	193,938	8,120
Cash collateral for futures	225,800	—	—	—
Foreign currencies at value****	6,976	119,024	853,810	—
Receivables:
Investment securities sold	—	3,699,805	1,999,742	—
Fund shares sold	296,239	385,773	55,130	104
Dividends and interest	283,675	8,690,359	968,660	163,912
Variation margin	508	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	687,910	—
Prepaid expenses	1,107	4,754	—	—
Reimbursement due from manager	24,805	22,987	—	22,892

Total assets	133,888,144	654,942,747	415,538,784	157,591,801

LIABILITIES:
Payable for investment securities purchased	22,864	1,992,038	2,525,582	395,544
Payable for fund shares redeemed	—	85,157	79,801	327,287
Payable for futures variation margin	12,940	—	—	—
Payable upon receipt of securities loaned	—	19,122,493	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	4,745,641	—
Payable to affiliates	74,803	459,569	295,058	133,326
Payable for trustee fees	4,627	8,481	—	—
Other accrued expenses and liabilities	84,521	71,070	—	—
Written options	—	—	93,969	—

Total liabilities	199,755	21,738,808	7,740,051	856,157

NET ASSETS	$133,688,389	$633,203,939	$407,798,733	$156,735,644

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$224,757,204	$806,883,089	$610,466,502	$479,294,573
Undistributed net investment income	1,849,382	61,992,272	5,218,717	4,348,177
Accumulated net realized loss on investments, foreign currency related transactions, futures, and written options	(75,091,855)	(102,789,771)	(78,517,188)	(333,902,013)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and written options	(17,826,342)	(132,881,651)	(129,369,298)	6,994,907

NET ASSETS	$133,688,389	$633,203,939	$407,798,733	$156,735,644

+ Including securities loaned at value	$—	$18,699,753	$—	$—
* Cost of investments in securities	$148,591,954	$714,348,776	$503,260,430	$148,182,904
** Cost of short-term investments	$—	$19,122,493	$17,471,311	$—
*** Cost of short-term investments in affiliates	$—	$—	$—	$2,219,000
**** Cost of foreign currency	$1,543	$104,221	$837,141	$—
ˆ Premiums received on written options	$—	$—	$36,357	$—

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

			ING
		ING	Franklin	ING
	ING	Franklin	Mutual	Growth and
	Focus 5	Income	Shares	Income
	Portfolio	Portfolio	Portfolio	Portfolio II

Class ADV:
Net assets	$571	$775	$597	$463,327
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	92	100	130,611
Net asset value and redemption price per share	$5.65	$8.45	$5.97	$3.55
Class I:
Net assets	$204,281	$260,017,884	$247,496,992	$12,321,089
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	36,046	30,409,466	41,310,842	3,386,702
Net asset value and redemption price per share	$5.67	$8.55	$5.99	$3.64
Class S:
Net assets	$133,483,537	$366,193,714	$160,301,144	$134,641,587
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	23,557,983	43,065,384	26,775,315	37,326,618
Net asset value and redemption price per share	$5.67	$8.50	$5.99	$3.61
Class S2:
Net assets	n/a	$6,991,566	n/a	$9,309,641
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	825,022	n/a	2,607,672
Net asset value and redemption price per share	n/a	$8.47	n/a	$3.57

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING	ING	ING
	Index Plus	International	JPMorgan	JPMorgan
	International	Growth	Small Cap	Value
	Equity	Opportunities	Core Equity	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$175,045,222	$69,917,046	$279,824,461	$66,170,372
Short-term investments**	2,925,219	8,462,794	23,208,302	—
Short-term investments in affiliates***	—	1,828,000	2,617,943	96,269
Cash	650,400	9,354	1,566	929,294
Foreign currencies at value****	204,480	83,705	—	—
Receivables:
Investment securities sold	161,316	170	4,235,896	8,865,441
Fund shares sold	112,117	—	143,298	7,138
Dividends and interest	851,918	219,198	244,969	171,688
Prepaid expenses	1,587	—	—	2,073
Reimbursement due from manager	—	—	—	14,240

Total assets	179,952,259	80,520,267	310,276,435	76,256,515

LIABILITIES:
Payable for investment securities purchased	158,068	107	3,244,443	1,662,309
Payable for fund shares redeemed	332,465	549,003	23,188	51,252
Payable for futures variation margin	—	—	5,025	—
Payable upon receipt of securities loaned	2,932,764	8,479,716	23,432,556	—
Payable to affiliates	135,854	77,114	248,499	53,211
Payable for trustee fees	12,311	—	—	6,546
Other accrued expenses and liabilities	164,799	—	—	61,594
Payable for borrowings against line of credit	—	—	—	7,030,000

Total liabilities	3,736,261	9,105,940	26,953,711	8,864,912

NET ASSETS	$176,215,998	$71,414,327	$283,322,724	$67,391,603

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$344,766,192	$119,608,626	$388,602,845	$224,083,235
Undistributed net investment income	10,532,187	1,775,683	2,000,255	3,692,960
Accumulated net realized loss on investments, foreign currency related transactions, and futures	(169,108,955)	(48,118,097)	(37,938,809)	(166,609,635)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(9,973,426)	(1,851,885)	(69,341,567)	6,225,043

NET ASSETS	$176,215,998	$71,414,327	$283,322,724	$67,391,603

+ Including securities loaned at value	$2,780,592	$8,018,749	$22,609,454	$—
* Cost of investments in securities	$185,017,203	$71,764,232	$348,893,777	$59,945,329
** Cost of short-term investments	$2,932,764	$8,479,716	$23,432,556	$—
*** Cost of short-term investments in affiliates	$—	$1,828,000	$2,617,943	$96,269
**** Cost of foreign currencies	$204,432	$83,824	$—	$—

See Accompanying Notes to Financial Statements

11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

	ING	ING	ING	ING
	Index Plus	International	JPMorgan	JPMorgan
	International	Growth	Small Cap	Value
	Equity	Opportunities	Core Equity	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$410	$389	$1,987,692	$14,299
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	75	93	228,885	2,277
Net asset value and redemption price per share	$5.48	$4.17	$8.68	$6.28
Class I:
Net assets	$120,441,950	$1,559,025	$110,899,350	$44,028,598
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,723,760	366,467	12,464,293	6,954,854
Net asset value and redemption price per share	$5.54	$4.25	$8.90	$6.33
Class S:
Net assets	$55,475,875	$64,925,545	$140,862,313	$22,675,709
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,049,660	15,247,419	15,967,404	3,562,812
Net asset value and redemption price per share	$5.52	$4.26	$8.82	$6.36
Class S2:
Net assets	$297,763	$4,929,368	$29,573,369	$672,997
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	53,551	1,165,850	3,383,531	106,232
Net asset value and redemption price per share	$5.56	$4.23	$8.74	$6.34

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

			ING
	ING	ING	Multi-Manager	ING
	Limited	Lord Abbett	International	PIMCO
	Maturity Bond	Affiliated	Small Cap	High Yield
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$420,402,539	$124,258,255	$73,602,754	$530,703,491
Short-term investments**	83,561,486	4,371,015	—	2,208,560
Short-term investments in affiliates***	21,798,000	—	1,460,177	—
Short-term investments at amortized cost	—	—	—	3,388,067
Cash	21	5,866,732	—	3,442,073
Cash collateral for futures	1,080,630	—	—	—
Foreign currencies at value****	—	—	2,518,746	375,488
Receivables:
Investment securities sold	33,531,620	1,732,403	706,400	15,703,961
Fund shares sold	516,941	93,273	1,478	12,793
Dividends and interest	3,267,649	87,022	236,354	10,346,486
Unrealized appreciation on forward foreign currency contracts	—	—	—	59,010
Upfront payments made on swap agreements	—	—	—	372,106
Unrealized appreciation on swap agreements	210,533	—	—	630,965
Prepaid expenses	—	—	993	—
Reimbursement due from manager	—	—	2,348	—

Total assets	564,369,419	136,408,700	78,529,250	567,243,000

LIABILITIES:
Payable for investment securities purchased	34,757,584	1,072,434	919,609	3,752,489
Payable for fund shares redeemed	150,290	72,096	33,015	2,396,200
Payable for terminated investment contracts (Note 14)	—	—	—	318,569
Payable upon receipt of securities loaned	83,731,092	4,399,005	—	1,342,842
Payable for collateral received from counterparties	—	—	—	110,000
Unrealized depreciation on forward foreign currency contracts	—	—	—	634,990
Upfront payments received on swap agreements	166,410	—	—	2,850,878
Unrealized depreciation on swap agreements	—	—	—	2,420,865
Payable to affiliates	125,589	93,172	88,222	321,316
Payable to custodian due to bank overdraft	—	—	1,327,699	—
Payable for trustee fees	—	—	2,898	—
Other accrued expenses and liabilities	—	—	107,467	47,223
Written options	—	—	—	360,428

Total liabilities	118,930,965	5,636,707	2,478,910	14,555,800

NET ASSETS	$445,438,454	$130,771,993	$76,050,340	$552,687,200

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$427,022,715	$217,500,094	$149,699,991	$703,725,376
Undistributed net investment income	29,129,874	964,343	1,721,753	11,535,319
Accumulated net realized loss on investments, foreign currency related transactions, futures, swaps, and written options	(12,869,567)	(74,903,212)	(75,608,815)	(116,633,328)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	2,155,432	(12,789,232)	237,411	(45,940,167)

NET ASSETS	$445,438,454	$130,771,993	$76,050,340	$552,687,200

+ Including securities loaned at value	$82,046,407	$4,122,404	$—	$1,310,650
* Cost of investments in securities	$418,335,595	$137,019,497	$73,362,740	$573,900,240
** Cost of short-term investments	$83,731,092	$4,399,005	$—	$2,442,416
*** Cost of short-term investments in affiliates	$21,798,000	$—	$1,460,177	$—
**** Cost of foreign currencies	$—	$—	$2,523,958	$366,770
ˆ Premiums received on written options	$—	$—	$—	$270,058

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

			ING
	ING	ING	Multi-Manager	ING
	Limited	Lord Abbett	International	PIMCO
	Maturity Bond	Affiliated	Small Cap	High Yield
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$997	$511	$1,821	$372,144
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	94	79	301	45,319
Net asset value and redemption price per share	$10.59	$6.46	$6.05	$8.21
Class I:
Net assets	$249,640,283	$75,089,953	$66,176,129	$146,763,383
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	23,267,604	11,555,344	10,879,144	17,866,500
Net asset value and redemption price per share	$10.73	$6.50	$6.08	$8.21
Class S:
Net assets	$195,796,163	$53,879,993	$9,870,566	$405,550,860
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,228,491	8,247,626	1,626,991	49,338,428
Net asset value and redemption price per share	$10.74	$6.53	$6.07	$8.22
Class S2:
Net assets	$1,011	$1,801,536	$1,824	$813
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	94	277,267	301	99
Net asset value and redemption price per share	$10.70	$6.50	$6.06	$8.23

See Accompanying Notes to Financial Statements

14

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING	ING
	Pioneer	Pioneer	Stock
	Equity Income	Fund	Index
	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$113,008,050	$70,764,948	$654,425,671
Short-term investments**	—	—	6,747,155
Short-term investments in affiliates***	1,047,144	968,835	138,408,000
Cash	—	—	429
Cash collateral for futures	—	—	1,035,164
Receivables:
Investment securities sold	—	298,090	542,329
Fund shares sold	132,159	178,947	476,843
Dividends and interest	307,858	125,377	708,805
Prepaid expenses	999	—	—
Reimbursement due from manager	11,362	3,524	—

Total assets	114,507,572	72,339,721	802,344,396

LIABILITIES:
Payable for investment securities purchased	—	721,320	128,119,623
Payable for fund shares redeemed	—	—	397,865
Payable upon receipt of securities loaned	—	—	6,832,173
Payable to affiliates	70,947	52,465	118,086
Payable for trustee fees	2,763	—	—
Other accrued expenses and liabilities	27,419	—	—

Total liabilities	101,129	773,785	135,467,747

NET ASSETS	$114,406,443	$71,565,936	$666,876,649

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$181,091,617	$95,537,045	$783,536,060
Undistributed net investment income	1,837,225	699,238	4,972,373
Accumulated net realized loss on investments, foreign currency related transactions, and futures	(43,414,377)	(13,963,996)	(19,114,282)
Net unrealized depreciation on investments, foreign currency related transactions, and futures	(25,108,022)	(10,706,351)	(102,517,502)

NET ASSETS	$114,406,443	$71,565,936	$666,876,649

+ Including securities loaned at value	$—	$—	$6,490,788
* Cost of investments in securities	$138,116,072	$81,469,429	$756,713,418
** Cost of short-term investments	$—	$—	$6,832,173
*** Cost of short-term investments in affiliates	$1,047,144	$968,835	$138,408,000

See Accompanying Notes to Financial Statements

15

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

	ING	ING	ING
	Pioneer	Pioneer	Stock
	Equity Income	Fund	Index
	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$575	$633	$3,045
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	100	79	387
Net asset value and redemption price per share	$5.75	$8.04	$7.87
Class I:
Net assets	$114,405,295	$24,110,532	$634,058,374
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	19,894,154	2,993,673	79,938,318
Net asset value and redemption price per share	$5.75	$8.05	$7.93
Class S:
Net assets	$573	$47,454,136	$17,715,144
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	100	5,890,150	2,243,321
Net asset value and redemption price per share	$5.73	$8.06	$7.90
Class S2:
Net assets	n/a	$635	$15,100,086
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	79	1,918,688
Net asset value and redemption price per share	n/a	$8.06	$7.87

See Accompanying Notes to Financial Statements

16

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING
	Templeton	Wells Fargo
	Global	Small Cap
	Growth	Disciplined
	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$486,371,963	$99,134,864
Short-term investments**	7,643,060	5,893,456
Short-term investments in affiliates***	—	2,184,694
Short-term investments at amortized cost	16,809,996	—
Cash	687	—
Foreign currencies at value****	629,580	—
Receivables:
Investment securities sold	2,052,188	198,895
Fund shares sold	4,215	59,375
Dividends and interest	839,257	94,751
Prepaid expenses	—	859
Reimbursement due from manager	—	1,175

Total assets	514,350,946	107,568,069

LIABILITIES:
Payable for investment securities purchased	4,255,347	1,036,970
Payable for fund shares redeemed	283,479	33,749
Payable upon receipt of securities loaned	7,787,303	5,975,552
Payable to affiliates	430,037	80,788
Payable for trustee fees	—	1,845
Other accrued expenses and liabilities	—	30,825

Total liabilities	12,756,166	7,159,729

NET ASSETS	$501,594,780	$100,408,340

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$711,889,592	$160,613,747
Undistributed net investment income	19,162,589	1,285,732
Accumulated net realized loss on investments and foreign currency related transactions	(73,888,423)	(35,273,977)
Net unrealized depreciation on investments and foreign currency related transactions	(155,568,978)	(26,217,162)

NET ASSETS	$501,594,780	$100,408,340

+ Including securities loaned at value	$7,379,044	$5,746,166
* Cost of investments in securities	$641,773,405	$125,269,930
** Cost of short-term investments	$7,787,303	$5,975,552
*** Cost of short-term investment in affiliates	$—	$2,184,694
**** Cost of foreign currencies	$671,249	$—

See Accompanying Notes to Financial Statements

17

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited) (continued)

	ING	ING
	Templeton	Wells Fargo
	Global	Small Cap
	Growth	Disciplined
	Portfolio	Portfolio

Class ADV:
Net assets	$602	$236,407
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	69	35,586
Net asset value and redemption price per share	$8.67	$6.64
Class I:
Net assets	$249,002,713	$76,466,593
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	28,316,855	11,401,949
Net asset value and redemption price per share	$8.79	$6.71
Class S:
Net assets	$248,722,149	$23,338,122
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	28,261,163	3,488,834
Net asset value and redemption price per share	$8.80	$6.69
Class S2:
Net assets	$3,869,316	$367,218
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	442,758	55,112
Net asset value and redemption price per share	$8.74	$6.66

See Accompanying Notes to Financial Statements

18

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

	ING	ING
	BlackRock	BlackRock	ING	ING
	Large Cap	Large Cap	Clarion	Evergreen
	Growth	Value	Real Estate	Omega
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,647,040	$2,049,595	$11,739,464	$1,244,862
Securities lending income, net	12,371	5,496	24,500	—

Total investment income	1,659,411	2,055,091	11,763,964	1,244,862

EXPENSES:
Unified fees	987,821	697,966	1,697,825	479,549
Distribution and service fees:
Class ADV	11,085	2	2,832	3
Class S	134,683	32,109	324,842	27,432
Class S2	7,837	4,872	32,161	1,939
Trustee fees and expenses	9,446	5,085	27,891	4,704
Interest expense	356	—	—	—

Total expenses	1,151,228	740,034	2,085,551	513,627
Net waived and reimbursed fees	(125,628)	(56,270)	(48,951)	(3,100)
Brokerage commission recapture	—	—	—	(3,590)

Net expenses	1,025,600	683,764	2,036,600	506,937

Net investment income	633,811	1,371,327	9,727,364	737,925

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized gain (loss) on:
Investments	(31,953,664)	(25,524,549)	(349,325,841)	(2,703,234)
Foreign currency related transactions	962	—	947	—

Net realized loss on investments and foreign currency related transactions	(31,952,702)	(25,524,549)	(349,324,894)	(2,703,234)

Net change in unrealized appreciation or depreciation on:
Investments	51,902,050	28,475,938	283,730,888	21,385,872
Foreign currency related transactions	(4,661)	—	136	—

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	51,897,389	28,475,938	283,731,024	21,385,872

Net realized and unrealized gain (loss) on investments foreign currency related transactions	19,944,687	2,951,389	(65,593,870)	18,682,638

Increase (decrease) in net assets resulting from operations	$20,578,498	$4,322,716	$(55,866,506)	$19,420,563

* Foreign taxes withheld	$—	$—	$75,256	$30,760
(1) Dividends from affiliates	$1,143	$3,221	$18,877	$9,460

See Accompanying Notes to Financial Statements

19

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

			ING
		ING	Franklin	ING
	ING	Franklin	Mutual	Growth and
	Focus 5	Income	Shares	Income
	Portfolio	Portfolio	Portfolio	Portfolio II

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$2,249,790	$4,842,407	$5,655,636	$1,198,001
Interest	15,426	15,567,637	761,729	941
Securities lending income, net	—	81,745	—	—

Total investment income	2,265,216	20,491,789	6,417,365	1,198,942

EXPENSES:
Investment management fees	198,053	1,815,355	—	—
Unified fees	—	—	1,449,499	567,928
Distribution and service fees:
Class ADV	2	3	2	1,725
Class S	154,556	399,365	184,255	156,101
Class S2	—	15,342	—	22,359
Transfer agent fees:
Class I	—	122	—	—
Class S	—	187	—	—
Class S2	351	410	—	—
Administrative service fees	61,891	281,912	—	—
Shareholder reporting expense	32,294	43,164	—	—
Registration fees	—	190	—	—
Professional fees	8,509	22,770	—	—
Custody and accounting expense	50,540	31,057	—	—
Trustee fees and expenses	4,012	12,415	13,149	8,924
Miscellaneous expense	4,004	11,384	—	—

Total expenses	514,212	2,633,676	1,646,905	757,037
Net waived and reimbursed fees	(117,487)	(136,238)	—	(144,036)
Brokerage commission recapture	—	—	—	(11,180)

Net expenses	396,725	2,497,438	1,646,905	601,821

Net investment income	1,868,491	17,994,351	4,770,460	597,121

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND WRITTEN OPTIONS
Net realized gain (loss) on:
Investments	(10,126,987)	(43,474,611)	(29,674,183)	(121,120,472)
Foreign currency related transactions	19,314	(5,021)	862,974	1,150
Futures	(216,427)	—	—	(12,060)
Written options	—	—	32,658	—

Net realized loss on investments, foreign currency related transactions, futures, and written options	(10,324,100)	(43,479,632)	(28,778,551)	(121,131,382)

Net change in unrealized appreciation or depreciation on:
Investments	5,848,878	88,832,089	46,181,369	129,230,010
Foreign currency related transactions	(8,854)	20,898	(4,154,904)	38
Futures	(84,086)	—	—	—
Written options	—	—	(80,692)	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and written options	5,755,938	88,852,987	41,945,773	129,230,048

Net realized and unrealized gain (loss) on investments foreign currency related transactions, futures, and written options	(4,568,162)	45,373,355	13,167,222	8,098,666

Increase (decrease) in net assets resulting from operations	$(2,699,671)	$63,367,706	$17,937,682	$8,695,787

* Foreign taxes withheld	$70,648	$13,390	$391,489	$13,506
(1) Dividends from affiliates	$—	$—	$—	$1,120

See Accompanying Notes to Financial Statements

20

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

	ING	ING	ING	ING
	Index Plus	International	JPMorgan	JPMorgan
	International	Growth	Small Cap	Value
	Equity	Opportunities	Core Equity	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$3,636,051	$893,944	$1,721,288	$3,950,513
Interest	59,944	—	2,830	—
Securities lending income, net	34,131	60,275	92,006	—

Total investment income	3,730,126	954,219	1,816,124	3,950,513

EXPENSES:
Investment management fees	354,437	—	—	389,672
Unified fees	—	313,709	1,148,159	—
Distribution and service fees:
Class ADV	2	3	5,748	46
Class S	61,874	71,246	157,618	26,299
Class S2	650	11,047	68,977	1,558
Transfer agent fees	567	—	—	516
Administrative service fees	78,763	—	—	97,417
Shareholder reporting expense	22,340	—	—	33,125
Registration fees	257	—	—	82
Professional fees	23,210	—	—	23,476
Custody and accounting expense	24,838	—	—	13,130
Trustee fees and expenses	8,326	4,597	10,982	5,360
Miscellaneous expense	9,375	—	—	7,097
Merger expense	4,916	—	—	—
Interest expense	66	—	—	559

Total expenses	589,621	400,602	1,391,484	598,337
Net waived and reimbursed fees	(90,179)	(2,663)	(38,644)	(57,615)

Net expenses	499,442	397,939	1,352,840	540,722

Net investment income	3,230,684	556,280	463,284	3,409,791

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES
Net realized gain (loss) on:
Investments	(48,612,024)	(22,544,444)	(31,736,404)	(87,332,252)
Foreign currency related transactions	(337,200)	230	—	—
Futures	—	—	555,843	—

Net realized loss on investments, foreign currency related transactions, and futures	(48,949,224)	(22,544,214)	(31,180,561)	(87,332,252)

Net change in unrealized appreciation or depreciation on:
Investments	56,980,197	35,994,998	42,909,424	91,870,873
Foreign currency related transactions	528	(17,996)	—	—
Futures	—	—	(229,875)	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	56,980,725	35,977,002	42,679,549	91,870,873

Net realized and unrealized gain on investments, foreign currency related transactions, and futures	8,031,501	13,432,788	11,498,988	4,538,621

Increase in net assets resulting from operations	$11,262,185	$13,989,068	$11,962,272	$7,948,412

* Foreign taxes withheld	$441,595	$81,780	$1,338	$637
(1) Dividends from affiliates	$—	$2,161	$12,835	$6,337

See Accompanying Notes to Financial Statements

21

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

			ING
	ING	ING	Multi-Manager	ING
	Limited	Lord Abbett	International	PIMCO
	Maturity Bond	Affiliated	Small Cap	High Yield
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$27,313	$1,313,313	$1,582,664	$1,006,788
Interest	7,934,275	582	14,421	31,697,962
Securities lending income, net	2,442	22,515	—	9,202

Total investment income	7,964,030	1,336,410	1,597,085	32,713,952

EXPENSES:
Investment management fees	—	—	559,354	—
Unified fees	507,647	454,308	—	1,547,585
Distribution and service fees:
Class ADV	5	1	6	1,046
Class S	246,221	63,592	5,598	455,478
Class S2	3	4,117	4	2
Transfer agent fees	—	—	2,297	—
Administrative service fees	—	—	55,935	—
Shareholder reporting expense	—	—	10,073	—
Professional fees	—	—	10,555	—
Custody and accounting expense	—	—	160,505	—
Trustee fees and expenses	15,653	5,615	1,511	23,202
Miscellaneous expense	—	—	3,496	—
Interest expense	—	—	36	—

Total expenses	769,529	527,633	809,370	2,027,313
Net waived and reimbursed fees	(6,767)	(1,639)	(132,604)	(211)
Brokerage commission recapture	—	(4,641)	—	—

Net expenses	762,762	521,353	676,766	2,027,102

Net investment income	7,201,268	815,057	920,319	30,686,850

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, SWAPS, AND WRITTEN OPTIONS
Net realized gain (loss) on:
Investments	(14,905,640)	(34,215,437)	(26,610,795)	(49,228,829)
Foreign currency related transactions	—	—	43,902	(4,902,039)
Futures	910,261	—	—	—
Swaps	70,230	—	—	9,422,398
Written options	—	—	—	(27,978,913)

Net realized loss on investments, foreign currency related transactions, futures, swaps, and written options	(13,925,149)	(34,215,437)	(26,566,893)	(91,532,179)

Net change in unrealized appreciation or depreciation on:
Investments	22,721,215	31,346,627	38,828,605	118,354,781
Foreign currency related transactions	—	—	22,437	4,370,280
Futures	(295,373)	—	—	—
Swaps	(194,560)	—	—	15,622,896
Written options	—	—	—	28,841,503

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	22,231,282	31,346,627	38,851,042	167,189,460

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	8,306,133	(2,868,810)	12,284,149	75,657,281

Increase (decrease) in net assets resulting from operations	$15,507,401	$(2,053,753)	$13,204,468	$106,344,131

* Foreign taxes withheld	$3,473	$5,368	$168,576	$—
(1) Dividends from affiliates	$30,786	$4,249	$3,719	$—

See Accompanying Notes to Financial Statements

22

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

	ING	ING	ING
	Pioneer	Pioneer	Stock
	Equity Income	Fund	Index
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$2,200,953	$977,985	$4,868,226
Securities lending income, net	—	—	126,104

Total investment income	2,200,953	977,985	4,994,330

EXPENSES:
Investment management fees	347,493	—	—
Unified fees	—	238,922	483,944
Distribution and service fees:
Class ADV	2	3	3
Class S	—	55,113	17,381
Class S2	—	1	33,415
Transfer agent fees	105	—	—
Administrative service fees	53,460	—	—
Shareholder reporting expense	10,536	—	—
Professional fees	9,672	—	—
Custody and accounting expense	3,711	—	—
Trustee fees and expenses	2,505	2,846	14,317
Miscellaneous expense	3,829	—	—

Total expenses	431,313	296,885	549,060
Net waived and reimbursed fees	(62,470)	(16,632)	(11,322)
Brokerage commission recapture	(5,115)	(1,655)	—

Net expenses	363,728	278,598	537,738

Net investment income	1,837,225	699,387	4,456,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES
Net realized loss on:
Investments	(24,022,908)	(7,580,810)	(3,457,054)
Foreign currency related transactions	—	(887)	—
Futures	—	—	(4,568)

Net realized loss on investments, foreign currency related transactions, and futures	(24,022,908)	(7,581,697)	(3,461,622)

Net change in unrealized appreciation or depreciation on:
Investments	14,506,915	7,720,021	13,159,850
Foreign currency related transactions	—	(1,783)	—
Futures	—	—	(290,598)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	14,506,915	7,718,238	12,869,252

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and futures	(9,515,993)	136,541	9,407,630

Increase (decrease) in net assets resulting from operations	$(7,678,768)	$835,928	$13,864,222

* Foreign taxes withheld	$7,336	$20,616	$2,286
(1) Dividends from affiliates	$2,082	$1,003	$17,799

See Accompanying Notes to Financial Statements

23

STATEMENTS OF OPERATIONS for the six months ended June 30, 2009 (Unaudited)

	ING	ING
	Templeton	Wells Fargo
	Global	Small Cap
	Growth	Disciplined
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$8,802,800	$708,756
Interest	7,935	—
Securities lending income, net	315,765	36,250

Total investment income	9,126,500	745,006

EXPENSES:
Investment management fees	—	379,913
Unified fees	2,083,322	—
Distribution and service fees:
Class ADV	3	694
Class S	283,368	24,457
Class S2	8,692	870
Transfer agent fees:
Class ADV	—	6
Class I	—	146
Class S	—	98
Class S2	—	5
Administrative service fees	—	49,339
Shareholder reporting expense	—	9,548
Registration fees	—	154
Professional fees	—	9,327
Custody and accounting expense	—	7,013
Trustee fees and expenses	17,050	2,002
Miscellaneous expense	—	5,504
Interest expense	21	—

Total expenses	2,392,456	489,076
Net waived and reimbursed fees	(1,739)	(24,948)
Brokerage commission recapture	(1,764)	—

Net expenses	2,388,953	464,128

Net investment income	6,737,547	280,878

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized loss on:
Investments	(29,252,510)	(17,587,234)
Foreign currency related transactions	(80,305)	—

Net realized loss on investments and foreign currency related transactions	(29,332,815)	(17,587,234)

Net change in unrealized appreciation or depreciation on:
Investments	54,611,591	24,479,488
Foreign currency related transactions	43,595	—

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	54,655,186	24,479,488

Net realized and unrealized gain on investments and foreign currency related transactions	25,322,371	6,892,254

Increase in net assets resulting from operations	$32,059,918	$7,173,132

* Foreign taxes withheld	$691,037	$—
(1) Dividends from affiliates	$—	$9,051

See Accompanying Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING BlackRock Large		ING BlackRock Large
	Cap Growth Portfolio		Cap Value Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$633,811	$1,282,221	$1,371,327	$1,779,221
Net realized loss on investments and foreign currency related transactions	(31,952,702)	(107,057,331)	(25,524,549)	(37,249,046)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	51,897,389	(60,278,946)	28,475,938	(37,161,401)

Increase (decrease) in net assets resulting from operations	20,578,498	(166,054,056)	4,322,716	(72,631,226)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(395,197)	—	(948,063)
Class S	—	—	—	(140,847)
Class S2	—	—	—	(5,041)
Net realized gains:
Class ADV	—	(530,064)	—	(45)
Class I	—	(22,911,754)	—	(6,573,759)
Class S	—	(16,176,960)	—	(2,223,643)
Class S2	—	(697,009)	—	(163,580)

Total distributions	—	(40,710,984)	—	(10,054,978)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,647,505	44,425,824	76,028,983	69,984,345
Reinvestment of distributions	—	40,710,984	—	10,054,933

	21,647,505	85,136,808	76,028,983	80,039,278
Cost of shares redeemed	(21,479,033)	(74,167,676)	(8,005,117)	(31,479,009)

Net increase in net assets resulting from capital share transactions	168,472	10,969,132	68,023,866	48,560,269

Net increase (decrease) in net assets	20,746,970	(195,795,908)	72,346,582	(34,125,935)

NET ASSETS:
Beginning of period	247,975,287	443,771,195	145,260,347	179,386,282

End of period	$268,722,257	$247,975,287	$217,606,929	$145,260,347

Undistributed net investment income at end of period	$1,899,447	$1,265,636	$3,139,931	$1,768,604

See Accompanying Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Clarion Real Estate Portfolio		ING Evergreen Omega Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$9,727,364	$26,113,768	$737,925	$1,425,194
Net realized loss on investments and foreign currency related transactions	(349,324,894)	(164,494,268)	(2,703,234)	(1,273,986)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	283,731,024	(370,938,036)	21,385,872	(50,956,344)

Increase (decrease) in net assets resulting from operations	(55,866,506)	(509,318,536)	19,420,563	(50,805,136)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(16,859)	—	—
Class I	—	(10,220,081)	—	(802,156)
Class S	—	(6,197,904)	—	(12,369)
Class S2	—	(251,003)	—	(390)
Net realized gains:
Class ADV	—	(236,622)	—	(119)
Class I	—	(112,492,186)	—	(18,081,928)
Class S	—	(93,164,030)	—	(804,250)
Class S2	—	(4,446,331)	—	(131,755)

Total distributions	—	(227,025,016)	—	(19,832,967)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	119,713,512	727,786,821	147,160,118	16,691,195
Reinvestment of distributions	—	227,025,016	—	19,832,847

	119,713,512	954,811,837	147,160,118	36,524,042
Cost of shares redeemed	(218,597,570)	(519,775,759)	(18,241,343)	(31,927,112)

Net increase (decrease) in net assets resulting from capital share transactions	(98,884,058)	435,036,078	128,918,775	4,596,930

Net increase (decrease) in net assets	(154,750,564)	(301,307,474)	148,339,338	(66,041,173)

NET ASSETS:
Beginning of period	712,561,354	1,013,868,828	129,970,033	196,011,206

End of period	$557,810,790	$712,561,354	$278,309,371	$129,970,033

Undistributed net investment income at end of period	$35,759,859	$26,032,495	$2,147,979	$1,410,054

See Accompanying Notes to Financial Statements

26

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Focus 5 Portfolio		ING Franklin Income Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$1,868,491	$3,078,118	$17,994,351	$44,148,274
Net realized loss on investments, foreign currency related transactions, and futures	(10,324,100)	(63,688,955)	(43,479,632)	(56,475,728)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	5,755,938	(22,808,084)	88,852,987	(208,687,109)

Increase (decrease) in net assets resulting from operations	(2,699,671)	(83,418,921)	63,367,706	(221,014,563)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(12)	—	(22)
Class I	—	(2,482)	—	(8,733,809)
Class S	—	(3,072,763)	—	(11,583,766)
Class S2	—	—	—	(253,471)
Net realized gains:
Class ADV	—	—	—	(7)
Class I	—	—	—	(2,050,570)
Class S	—	—	—	(2,892,136)
Class S2	—	—	—	(65,702)

Total distributions	—	(3,075,257)	—	(25,579,483)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,894,596	138,875,845	56,577,618	331,369,709
Reinvestment of distributions	—	3,075,245	—	25,579,452

	14,894,596	141,951,090	56,577,618	356,949,161
Cost of shares redeemed	(10,636,297)	(33,734,372)	(55,040,118)	(121,168,218)

Net increase in net assets resulting from capital share transactions	4,258,299	108,216,718	1,537,500	235,780,943

Net increase (decrease) in net assets	1,558,628	21,722,540	64,905,206	(10,813,103)

NET ASSETS:
Beginning of period	132,129,761	110,407,221	568,298,733	579,111,836

End of period	$133,688,389	$132,129,761	$633,203,939	$568,298,733

Undistributed net investment income (distributions in excess of net investment income) at end of period	$1,849,382	$(19,109)	$61,992,272	$43,997,921

See Accompanying Notes to Financial Statements

27

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Franklin Mutual Shares Portfolio		ING Growth and Income Portfolio II
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$4,770,460	$7,521,355	$597,121	$3,761,364
Net realized loss on investments, foreign currency related transactions, futures, and written options	(28,778,551)	(40,443,490)	(121,131,382)	(212,155,576)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and written options	41,945,773	(164,403,159)	129,230,048	(123,394,184)

Increase (decrease) in net assets resulting from operations	17,937,682	(197,325,294)	8,695,787	(331,788,396)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(22)	—	—
Class I	—	(10,841,784)	—	(76,582)
Class S	—	(6,704,509)	—	(41,414)
Net realized gains:
Class ADV	—	(1)	—	(725,117)
Class I	—	(335,157)	—	(6,316,633)
Class S	—	(256,740)	—	(59,384,224)
Class S2	—	—	—	(4,101,155)

Total distributions	—	(18,138,213)	—	(70,645,125)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,593,278	243,793,533	2,325,956	99,608,335
Reinvestment of distributions	—	18,138,189	—	70,645,125

	29,593,278	261,931,722	2,325,956	170,253,460
Cost of shares redeemed	(21,914,664)	(57,604,871)	(15,564,619)	(553,923,349)

Net increase (decrease) in net assets resulting from capital share transactions	7,678,614	204,326,851	(13,238,663)	(383,669,889)

Net increase (decrease) in net assets	25,616,296	(11,136,656)	(4,542,876)	(786,103,410)

NET ASSETS:
Beginning of period	382,182,437	393,319,093	161,278,520	947,381,930

End of period	$407,798,733	$382,182,437	$156,735,644	$161,278,520

Undistributed net investment income at end of period	$5,218,717	$448,257	$4,348,177	$3,751,056

See Accompanying Notes to Financial Statements

28

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Index Plus		ING International Growth
	International Equity Portfolio		Opportunities Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$3,230,684	$12,414,461	$556,280	$1,444,078
Net realized loss on investments and foreign currency related transactions	(48,949,224)	(116,891,380)	(22,544,214)	(25,743,571)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	56,980,725	(58,289,003)	35,977,002	(55,874,033)

Increase (decrease) in net assets resulting from operations	11,262,185	(162,765,922)	13,989,068	(80,173,526)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(50)	—	(4)
Class I	—	(10,901,820)	—	(11)
Class S	—	(5,306,203)	—	(1,249,642)
Class S2	—	(26,570)	—	(79,510)
Net realized gains:
Class ADV	—	(254)	—	(243)
Class I	—	(48,407,710)	—	(217)
Class S	—	(25,079,255)	—	(33,695,082)
Class S2	—	(134,532)	—	(2,479,218)

Total distributions	—	(89,856,394)	—	(37,503,927)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,771,468	206,176,931	454,204	2,774,845
Payments by affiliates (Note 16)	—	—	—	2,938,639
Reinvestment of distributions	—	89,856,069	—	37,503,460

	7,771,468	296,033,000	454,204	43,216,944
Cost of shares redeemed	(18,129,727)	(661,707,275)	(7,097,532)	(29,742,817)

Net increase (decrease) in net assets resulting from capital share transactions	(10,358,259)	(365,674,275)	(6,643,328)	13,474,127

Net increase (decrease) in net assets	903,926	(618,296,591)	7,345,740	(104,203,326)

NET ASSETS:
Beginning of period	175,312,072	793,608,663	64,068,587	168,271,913

End of period	$176,215,998	$175,312,072	$71,414,327	$64,068,587

Undistributed net investment income at end of period	$10,532,187	$7,301,503	$1,775,683	$1,219,403

See Accompanying Notes to Financial Statements

29

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING JPMorgan		ING JPMorgan
	Small Cap Core Equity Portfolio		Value Opportunities Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$463,284	$2,193,192	$3,409,791	$6,776,554
Net realized loss on investments and futures	(31,180,561)	(7,167,449)	(87,332,252)	(78,781,298)
Net change in unrealized appreciation or depreciation on investments and futures	42,679,549	(120,277,852)	91,870,873	(75,389,039)

Increase (decrease) in net assets resulting from operations	11,962,272	(125,252,109)	7,948,412	(147,393,783)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(411)	—	(474)
Class I	—	(1,193,657)	—	(11,371,743)
Class S	—	(917,569)	—	(1,065,537)
Class S2	—	(114,874)	—	(26,577)
Net realized gains:
Class ADV	—	(196,890)	—	(1,851)
Class I	—	(13,989,562)	—	(32,173,986)
Class S	—	(18,460,409)	—	(4,091,837)
Class S2	—	(3,938,284)	—	(115,344)

Total distributions	—	(38,811,656)	—	(48,847,349)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,756,998	85,949,209	18,438,997	99,476,307
Reinvestment of distributions	—	38,811,656	—	48,847,349

	14,756,998	124,760,865	18,438,997	148,323,656
Cost of shares redeemed	(26,860,201)	(98,900,856)	(201,143,527)	(65,300,517)

Net increase (decrease) in net assets resulting from capital share transactions	(12,103,203)	25,860,009	(182,704,530)	83,023,139

Net decrease in net assets	(140,931)	(138,203,756)	(174,756,118)	(113,217,993)

NET ASSETS:
Beginning of period	283,463,655	421,667,411	242,147,721	355,365,714

End of period	$283,322,724	$283,463,655	$67,391,603	$242,147,721

Undistributed net investment income at end of period	$2,000,255	$1,536,971	$3,692,960	$283,169

See Accompanying Notes to Financial Statements

30

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Limited Maturity Bond Portfolio		ING Lord Abbett Affiliated Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$7,201,268	$22,196,395	$815,057	$3,256,271
Net realized gain (loss) on investments, futures, and swaps	(13,925,149)	893,217	(34,215,437)	(39,731,831)
Net change in unrealized appreciation or depreciation on investments, futures, and swaps	22,231,282	(17,751,767)	31,346,627	(53,336,516)

Increase (decrease) in net assets resulting from operations	15,507,401	5,337,845	(2,053,753)	(89,812,076)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(65)	—	(13)
Class I	—	(13,176,723)	—	(3,584,172)
Class S	—	(14,953,606)	—	(2,212,907)
Class S2	—	(69)	—	(60,811)
Net realized gains:
Class ADV	—	(8)	—	(121)
Class I	—	(1,374,313)	—	(16,091,760)
Class S	—	(1,630,366)	—	(12,963,695)
Class S2	—	(8)	—	(385,077)

Total distributions	—	(31,135,158)	—	(35,298,556)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	117,423,734	147,145,716	2,204,011	3,359,479
Reinvestment of distributions	—	31,135,009	—	35,298,422

	117,423,734	178,280,725	2,204,011	38,657,901
Cost of shares redeemed	(106,907,873)	(472,220,740)	(10,520,570)	(45,444,097)

Net increase (decrease) in net assets resulting from capital share transactions	10,515,861	(293,940,015)	(8,316,559)	(6,786,196)

Net increase (decrease) in net assets	26,023,262	(319,737,328)	(10,370,312)	(131,896,828)

NET ASSETS:
Beginning of period	419,415,192	739,152,520	141,142,305	273,039,133

End of period	$445,438,454	$419,415,192	$130,771,993	$141,142,305

Undistributed net investment income at end of period	$29,129,874	$21,928,606	$964,343	$149,286

See Accompanying Notes to Financial Statements

31

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Multi-Manager International
	Small Cap Portfolio		ING PIMCO High Yield Portfolio
	Six Months Ended	April 28, 2008(1)	Six Months Ended	Year Ended
	June 30,	to December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$920,319	$958,261	$30,686,850	$55,130,582
Net realized loss on investments, foreign currency related transactions, swaps, and written options	(26,566,893)	(49,207,869)	(91,532,179)	(18,759,680)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, swaps, and written options	38,851,042	(38,613,631)	167,189,460	(199,870,149)

Increase (decrease) in net assets resulting from operations	13,204,468	(86,863,239)	106,344,131	(163,499,247)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(10,734)	(20,863)
Class I	—	—	(11,764,658)	(16,005,218)
Class S	—	—	(15,022,072)	(39,500,948)
Class S2	—	—	(30)	(67)
Net realized gains:
Class ADV	—	—	—	(110)
Class I	—	—	—	(75,434)
Class S	—	—	—	(189,309)
Return of capital:
Class ADV	—	—	—	(1,844)
Class I	—	—	—	(1,444,843)
Class S	—	—	—	(3,325,081)
Class S2	—	—	—	(6)

Total distributions	—	—	(26,797,494)	(60,563,723)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,511,471	219,513,506	33,180,982	466,370,711
Reinvestment of distributions	—	—	26,797,471	60,562,991

	15,511,471	219,513,506	59,978,453	526,933,702
Cost of shares redeemed	(75,275,509)	(10,040,357)	(351,181,474)	(198,774,111)

Net increase (decrease) in net assets resulting from capital share transactions	(59,764,038)	209,473,149	(291,203,021)	328,159,591

Net increase (decrease) in net assets	(46,559,570)	122,609,910	(211,656,384)	104,096,621

NET ASSETS:
Beginning of period	122,609,910	—	764,343,584	660,246,963

End of period	$76,050,340	$122,609,910	$552,687,200	$764,343,584

Undistributed net investment income at end of period	$1,721,753	$801,434	$11,535,319	$7,645,963

(1) Commencement of operations

See Accompanying Notes to Financial Statements

32

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Pioneer Equity
	Income Portfolio		ING Pioneer Fund Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$1,837,225	$4,401,488	$699,387	$1,673,621
Net realized loss on investments and foreign currency related transactions	(24,022,908)	(15,238,651)	(7,581,697)	(6,156,614)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	14,506,915	(38,451,321)	7,718,238	(37,112,414)

Increase (decrease) in net assets resulting from operations	(7,678,768)	(49,288,484)	835,928	(41,595,407)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(20)	—	(16)
Class I	—	(4,243,373)	—	(1,103,400)
Class S	—	(24)	—	(1,984,761)
Class S2	—	—	—	(17)
Net realized gains:
Class ADV	—	—	—	(36)
Class I	—	—	—	(1,261,517)
Class S	—	—	—	(2,861,384)
Class S2	—	—	—	(36)
Return of capital:
Class ADV	—	(1)	—	(1)
Class I	—	(177,226)	—	(21,723)
Class S	—	(1)	—	(45,648)
Class S2	—	—	—	(1)

Total distributions	—	(4,420,645)	—	(7,278,540)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,948,831	14,101,832	4,144,311	8,471,513
Reinvestment of distributions	—	4,420,599	—	7,278,435

	7,948,831	18,522,431	4,144,311	15,749,948
Cost of shares redeemed	(2,319,761)	(14,264,410)	(5,868,140)	(29,987,252)

Net increase (decrease) in net assets resulting from capital share transactions	5,629,070	4,258,021	(1,723,829)	(14,237,304)

Net decrease in net assets	(2,049,698)	(49,451,108)	(887,901)	(63,111,251)

NET ASSETS:
Beginning of period	116,456,141	165,907,249	72,453,837	135,565,088

End of period	$114,406,443	$116,456,141	$71,565,936	$72,453,837

Undistributed net investment income (distributions in excess of net investment income) at end of period	$1,837,225	$—	$699,238	$(149)

See Accompanying Notes to Financial Statements

33

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

			ING Templeton Global
	ING Stock Index Portfolio		Growth Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$4,456,592	$9,590,135	$6,737,547	$12,623,778
Net realized loss on investments, foreign currency related transactions, and futures	(3,461,622)	(14,892,214)	(29,332,815)	(43,547,377)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	12,869,252	(194,068,088)	54,655,186	(262,302,098)

Increase (decrease) in net assets resulting from operations	13,864,222	(199,370,167)	32,059,918	(293,225,697)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(4)
Class I	—	(16,258,351)	—	(3,466,776)
Class S	—	(541,999)	—	(3,632,850)
Class S2	—	(425,690)	—	(42,381)
Net realized gains:
Class ADV	—	—	—	(35)
Class I	—	(4,471,872)	—	(10,771,535)
Class S	—	(119,977)	—	(15,084,686)
Class S2	—	(77,098)	—	(238,970)

Total distributions	—	(21,894,987)	—	(33,237,237)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	323,131,911	136,287,833	23,341,268	202,600,606
Reinvestment of distributions	—	21,894,987	—	33,237,199

	323,131,911	158,182,820	23,341,268	235,837,805
Cost of shares redeemed	(30,874,354)	(64,616,790)	(30,992,769)	(84,251,816)

Net increase (decrease) in net assets resulting from capital share transactions	292,257,557	93,566,030	(7,651,501)	151,585,989

Net increase (decrease) in net assets	306,121,779	(127,699,124)	24,408,417	(174,876,945)

NET ASSETS:
Beginning of period	360,754,870	488,453,994	477,186,363	652,063,308

End of period	$666,876,649	$360,754,870	$501,594,780	$477,186,363

Undistributed net investment income at end of period	$4,972,373	$515,781	$19,162,589	$12,425,042

See Accompanying Notes to Financial Statements

34

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Wells Fargo Small Cap
	Disciplined Portfolio
	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008

FROM OPERATIONS:
Net investment income	$280,878	$1,377,802
Net realized loss on investments	(17,587,234)	(18,029,016)
Net change in unrealized appreciation or depreciation on investments	24,479,488	(33,267,680)

Increase (decrease) in net assets resulting from operations	7,173,132	(49,918,894)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,548)
Class I	—	(1,357,574)
Class S	—	(266,963)
Class S2	—	(3,717)
Net realized gains:
Class ADV	—	(44,452)
Class I	—	(13,909,797)
Class S	—	(4,122,428)
Class S2	—	(68,038)

Total distributions	—	(19,774,517)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,507,685	53,127,075
Reinvestment of distributions	—	19,774,517

	10,507,685	72,901,592
Cost of shares redeemed	(23,071,346)	(84,804,108)

Net decrease in net assets resulting from capital share transactions	(12,563,661)	(11,902,516)

Net decrease in net assets	(5,390,529)	(81,595,927)

NET ASSETS:
Beginning of period	105,798,869	187,394,796

End of period	$100,408,340	$105,798,869

Undistributed net investment income at end of period	$1,285,732	$1,004,854

See Accompanying Notes to Financial Statements

35

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income
		(loss)
		from
		investment																			Supplemental
		operations				Less distributions								Ratios to average net assets							data
	Net											Net			Expenses
	asset			Net								asset			net of fee
	value,	Net		realized	Total							value,		Expenses	waivers		Expenses				Net assets,
	beginning	investment		and	from	From net	From net		From			end of		before	and/or		net of all		Net investment		end of	Portfolio
	of year	income		unrealized	investment	investment	realized		return of	Total		year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	(loss)		gain (loss)	operations	income	gains		capital	distributions		period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING BlackRock Large Cap Growth Portfolio
Class ADV
06-30-09	6.52	(0	.00)*	0.51	0.51	—	—		—	—		7.03	7.82	1.56	1	.31†	1	.31†	0	.03†	3,247	120
12-31-08	12.15	(0.01)		(4.44)	(4.45)	—	1.18		—	1.18		6.52	(39.24)	1.56	1	.26†	1	.26†	(0	.13)†	2,962	156
12-31-07	11.42	(0.04)		0.77	0.73	—	—		—	—		12.15	6.39	1.55	1.29		1.29		(0.33)		5,943	195
12-31-06	11.48	(0.03)		0.79	0.76	—	0.82		—	0.82		11.42	6.73	1.55	1.36		1.36		(0.39)		4,825	139
12-31-05	10.45	(0.02)		1.05	1.03	—	—		—	—		11.48	9.86	1.56	1.36		1.36		(0.64)		1,714	155
Class I
06-30-09	6.68	0.02		0.53	0.55	—	—		—	—		7.23	8.23	0.81	0	.71†	0	.71†	0	.63†	143,423	120
12-31-08	12.38	0.05		(4.55)	(4.50)	0.02	1.18		—	1.20		6.68	(38.94)	0.81	0	.66†	0	.66†	0	.48†	137,725	156
12-31-07	11.56	0.02		0.80	0.82	—	—		—	—		12.38	7.09	0.80	0.66		0.66		0.27		264,011	195
04-28-06(4)–12-31-06	11.97	0.02		0.39	0.41	—	0.82		—	0.82		11.56	3.54	0.80	0.76		0.76		0.21		1,464	139
Class S
06-30-09	6.65	0.01		0.52	0.53	—	—		—	—		7.18	7.97	1.06	0	.96†	0	.96†	0	.39†	118,595	120
12-31-08	12.33	0.02		(4.52)	(4.50)	—	1.18		—	1.18		6.65	(39.06)	1.06	0	.91†	0	.91†	0	.25†	104,114	156
12-31-07	11.55	0	.00*	0.78	0.78	—	—		—	—		12.33	6.75	1.05	0.94		0.94		0.02		165,538	195
12-31-06	11.56	(0.01)		0.82	0.81	—	0.82		—	0.82		11.55	7.12	1.05	1.01		1.01		(0.08)		153,064	139
12-31-05	10.48	(0.01)		1.09	1.08	—	—		—	—		11.56	10.31	1.06	1.01		1.01		(0.27)		155,252	155
Class S2
06-30-09	6.56	0.01		0.51	0.52	—	—		—	—		7.08	7.93	1.31	1	.11†	1	.11†	0	.23†	3,457	120
12-31-08	12.21	0.01		(4.48)	(4.47)	—	1.18		—	1.18		6.56	(39.21)	1.31	1	.06†	1	.06†	0	.06†	3,174	156
12-31-07	11.45	(0.01)		0.77	0.76	—	—		—	—		12.21	6.64	1.30	1.06		1.06		(0.14)		8,280	195
05-26-06(5)–12-31-06	11.37	(0.01)		0.91	0.90	—	0.82		—	0.82		11.45	8.03	1.30	1.16		1.16		(0.12)		12	139
01-01-05–10-02-05(5)	10.44	(0.04)		0.52	0.48	—	—		—	—		10.92	4.60	1.32	1.20		1.20		(0.52)		2,294	78

ING BlackRock Large Cap Value Portfolio
Class ADV
06-30-09	8.46	0.04		(0.40)	(0.36)	—	—		—	—		8.10	(4.26)	1.56	1	.34†	1	.34†	1	.11†	1	97
12-31-08	13.85	0.06		(4.86)	(4.80)	—	0.59		—	0.59		8.46	(35.61)	1.55	1	.34†	1	.34†	0	.53†	1	129
12-31-07	13.75	0	.03•	0.53	0.56	0.02	0.44		—	0.46		13.85	3.87	1.55	1.34		1.34		0.23		1	110
04-28-06(4)–12-31-06	13.48	0	.04•	0.66	0.70	0.10	0.33		—	0.43		13.75	5.45	1.55	1.35		1.35		0.47		1	103
Class I
06-30-09	8.60	0	.06•	(0.40)	(0.34)	—	—		—	—		8.26	(3.95)	0.81	0	.74†	0	.74†	1	.60†	189,791	97
12-31-08	14.08	0	.13•	(4.94)	(4.81)	0.08	0.59		—	0.67		8.60	(35.19)	0.80	0	.74†	0	.74†	1	.12†	112,925	129
12-31-07	13.94	0	.11•	0.55	0.66	0.08	0.44		—	0.52		14.08	4.55	0.80	0.74		0.74		0.77		114,103	110
12-31-06	12.35	0	.12•	1.90	2.02	0.10	0.33		—	0.43		13.94	16.65	0.80	0.75		0.75		0.90		43,567	103
12-31-05	11.70	0.10		0.55	0.65	—	0	.00*	—	0	.00*	12.35	5.56	0.82	0.78		0.78		0.83		44,567	170
Class S
06-30-09	8.58	0	.06•	(0.42)	(0.36)	—	—		—	—		8.22	(4.08)	1.06	0	.99†	0	.99†	1	.46†	25,839	97
12-31-08	14.02	0.12		(4.93)	(4.81)	0.04	0.59		—	0.63		8.58	(35.32)	1.05	0	.99†	0	.99†	0	.82†	30,122	129
12-31-07	13.89	0	.08•	0.54	0.62	0.05	0.44		—	0.49		14.02	4.30	1.05	0.99		0.99		0.55		60,977	110
12-31-06	12.31	0	.09•	1.89	1.98	0.07	0.33		—	0.40		13.89	16.36	1.05	1.00		1.00		0.69		71,171	103
12-31-05	11.69	0.09		0.53	0.62	—	0	.00*	—	0	.00*	12.31	5.31	1.07	1.03		1.03		0.57		42,308	170
Class S2
06-30-09	8.53	0	.05•	(0.41)	(0.36)	—	—		—	—		8.17	(4.22)	1.31	1	.14†	1	.14†	1	.31†	1,976	97
12-31-08	13.94	0.10		(4.90)	(4.80)	0.02	0.59		—	0.61		8.53	(35.42)	1.30	1	.14†	1	.14†	0	.67†	2,213	129
12-31-07	13.82	0	.06•	0.53	0.59	0.03	0.44		—	0.47		13.94	4.11	1.30	1.14		1.14		0.40		4,304	110

12-31-06	12.26	0	.07•	1.89	1.96	0.07	0.33		—	0.40		13.82	16.20	1.30	1.15		1.15		0.53		4,560	103
12-31-05	11.67	0.05		0.54	0.59	—	0	.00*	—	0	.00*	12.26	5.06	1.32	1.18		1.18		0.45		3,134	170

See Accompanying Notes to Financial Statements

36

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																					Supplemental
		operations						Less distributions								Ratios to average net assets							data
	Net													Net			Expenses
	asset			Net										asset			net of fee
	value,	Net		realized		Total								value,		Expenses	waivers		Expenses				Net assets,
	beginning	investment		and		from		From net		From net	From			end of		before	and/or		net of all		Net investment		end of	Portfolio
	of year	income		unrealized		investment		investment		realized	return of	Total		year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	(loss)		gain (loss)		operations		income		gains	capital	distributions		period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)		($)		($)		($)	($)	($)		($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)

ING Clarion Real Estate Portfolio
Class ADV
06-30-09	13.77	0.21		(1.54)		(1.33)		—		—	—	—		12.44	(9.66)	1.42	1	.25†	1	.25†	3	.39†	817	68
12-31-08	28.02	0	.47•	(9.82)		(9.35)		0.32		4.58	—	4.90		13.77	(38.73)	1.40	1	.24†	1	.24†	2	.08†	931	53
12-31-07	38.58	0	.42•	(6.66)		(6.24)		0.45		3.87	—	4.32		28.02	(18.02)	1.39	1.24		1.24		1.23		848	40
04-17-06(4)–12-31-06	33.28	0	.22•	8.33		8.55		0.52		2.73	—	3.25		38.58	27.48	1.40	1.25		1.25		0.88		548	28
Class I
06-30-09	14.13	0	.22•	(1.55)		(1.33)		—		—	—	—		12.80	(9.41)	0.67	0	.65†	0	.65†	3	.82†	261,237	68
12-31-08	28.55	0	.58•	(10.01)		(9.43)		0.41		4.58	—	4.99		14.13	(38.36)	0.65	0	.64†	0	.64†	2	.58†	370,871	53
12-31-07	39.06	0	.72•	(6.85)		(6.13)		0.51		3.87	—	4.38		28.55	(17.52)	0.64	0.64		0.64		2.05		337,942	40
12-31-06	31.11	0	.65•	10.55		11.20		0.52		2.73	—	3.25		39.06	37.95	0.65	0.65		0.65		1.84		224,507	28
12-31-05	27.68	0	.58(b)	4	.06†(b)	4.64		0.35		0.86	—	1.21		31.11	17.11	0.65	0.65		0.65		1	.86†	9,654	24
Class S
06-30-09	14.08	0.24		(1.58)		(1.34)		—		—	—	—		12.74	(9.52)	0.92	0	.90†	0	.90†	3	.73†	281,981	68
12-31-08	28.41	0	.52•	(9.97)		(9.45)		0.30		4.58	—	4.88		14.08	(38.51)	0.90	0	.89†	0	.89†	2	.17†	324,906	53
12-31-07	38.89	0	.44•	(6.64)		(6.20)		0.41		3.87	—	4.28		28.41	(17.74)	0.89	0.89		0.89		1.22		644,502	40
12-31-06	30.98	0	.41•	10.67		11.08		0.44		2.73	—	3.17		38.89	37.63	0.90	0.90		0.90		1.19		1,025,126	28
12-31-05	27.61	0	.47(b)•	4	.07(b)	4.54		0.31		0.86	—	1.17		30.98	16.78	0.90	0.90		0.90		1	.58†	983,628	24
Class S2
06-30-09	14.01	0.23		(1.58)		(1.35)		—		—	—	—		12.66	(9.64)	1.17	1	.05†	1	.05†	3	.58†	13,775	68
12-31-08	28.28	0	.48•	(9.92)		(9.44)		0.25		4.58	—	4.83		14.01	(38.60)	1.15	1	.04†	1	.04†	2	.03†	15,855	53
12-31-07	38.74	0	.41•	(6.63)		(6.22)		0.37		3.87	—	4.24		28.28	(17.85)	1.14	1.04		1.04		1.16		30,577	40
12-31-06	30.91	0	.38•	10.61		10.99		0.43		2.73	—	3.16		38.74	37.41	1.15	1.05		1.05		1.09		40,991	28
12-31-05	27.58	0	.42(b)•	4	.07(b)	4.49		0.30		0.86	—	1.16		30.91	16.59	1.15	1.05		1.05		1	.43†	28,996	24

ING Evergreen Omega Portfolio
Class ADV
06-30-09	8.01	0.02		0.94		0.96		—		—	—	—		8.97	11.99	1.36	1	.20†	1	.20†	0	.40†	1	7
12-31-08	12.65	0.03		(3.32)		(3.29)		—		1.35	—	1.35		8.01	(27.86)	1.35	1	.20†	1	.19†	0	.33†	1	46
12-31-07	11.52	(0	.03)•	1.31		1.28		0.04		0.11	—	0.15		12.65	11.09	1.35	1.20		1.19		(0.20)		1	30
12-29-06(4)–12-31-06	11.52	(0	.00)*	—		(0	.00)*	—		—	—	—		11.52	—	1.35	1.20		1.18		(1.18)		1	123
Class I
06-30-09	8.19	0	.04•	0.98		1.02		—		—	—	—		9.21	12.45	0.61	0	.60†	0	.60†	0	.96†	231,905	7
12-31-08	12.88	0.10		(3.38)		(3.28)		0.06		1.35	—	1.41		8.19	(27.34)	0.60	0	.60†	0	.59†	0	.89†	120,012	46
12-31-07	11.64	0	.05•	1.34		1.39		0.04		0.11	—	0.15		12.88	11.92	0.60	0.60		0.59		0.41		186,021	30
12-31-06	10.99	0.04		0.61		0.65		—		—	—	—		11.64	5.91	0.60	0.60		0.58		0.31		190,233	123
05-02-05(4)–12-31-05	9.67	0	.01•	1.31		1.32		0	.00*	—	—	0	.00*	10.99	13.68	0.60	0.60		0.60		0.14		207,699	140
Class S
06-30-09	8.14	0	.03•	0.97		1.00		—		—	—	—		9.14	12.29	0.86	0	.85†	0	.85†	0	.72†	45,571	7
12-31-08	12.80	0	.07•	(3.36)		(3.29)		0.02		1.35	—	1.37		8.14	(27.55)	0.85	0	.85†	0	.84†	0	.67†	9,156	46
12-31-07	11.57	0.03		1.32		1.35		0.01		0.11	—	0.12		12.80	11.65	0.85	0.85		0.84		0.17		8,688	30
12-31-06	10.96	0.01		0.60		0.61		—		—	—	—		11.57	5.57	0.85	0.85		0.83		0.07		10,618	123
12-31-05	10.54	(0.02)		0.44		0.42		—		—	—	—		10.96	3.98	0.85	0.85		0.85		(0.23)		8,096	140
Class S2
06-30-09	8.10	0.03		0.96		0.99		—		—	—	—		9.09	12.22	1.11	1	.00†	1	.00†	0	.62†	833	7
12-31-08	12.74	0.06		(3.35)		(3.29)		0.00*		1.35	—	1.35		8.10	(27.63)	1.10	1	.00†	0	.99†	0	.49†	802	46
12-31-07	11.52	0	.00•*	1.33		1.33		—		0.11	—	0.11		12.74	11.52	1.10	1.00		0.99		0.02		1,301	30
12-31-06	10.93	(0.01)		0.60		0.59		—		—	—	—		11.52	5.40	1.10	1.00		0.98		(0.08)		1,331	123
12-31-05	10.53	(0.03)		0.43		0.40		—		—	—	—		10.93	3.80	1.10	1.00		1.00		(0.37)		961	140

See Accompanying Notes to Financial Statements

37

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																	Supplemental
		operations					Less distributions								Ratios to average net assets				data
	Net												Net			Expenses
	asset			Net									asset			net of fee
	value,	Net		realized	Total								value,		Expenses	waivers	Expenses		Net assets,
	beginning	investment		and	from		From net	From net		From			end of		before	and/or	net of all	Net investment	end of	Portfolio
	of year	income		unrealized	investment		investment	realized		return of	Total		year or	Total	reductions/	recoupments,	reductions/	income	year or	turnover
	or period	(loss)		gain (loss)	operations		income	gains		capital	distributions		period	Return(1)	additions(2)(3)	if any(2)(3)	additions(2)(3)	(loss)(2)(3)	period	rate
Year or period ended	($)	($)		($)	($)		($)	($)		($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

ING Focus 5 Portfolio
Class ADV
06-30-09	5.78	0.07		(0.20)	(0.13)		—	—		—	—		5.65	(2.25)	1.33	0.99	0.99	2.66	1	26
12-31-08	10.41	0	.14•	(4.65)	(4.51)		0.12	—		—	0.12		5.78	(43.34)	1.40	0.99	0.99	1.69	1	88
08-20-07(4)–12-31-07	10.00	0.05		0.38	0.43		0.01	0.01		—	0.02		10.41	4.36	1.28	0.99	0.99	1.22	1	180
Class I
06-30-09	5.78	0	.09•	(0.20)	(0.11)		—	—		—	—		5.67	(1.90)	0.58	0.39	0.39	3.34	204	26
12-31-08	10.41	0	.17•	(4.64)	(4.47)		0.16	—		—	0.16		5.78	(42.88)	0.65	0.39	0.39	2.30	93	88
08-20-07(4)–12-31-07	10.00	0	.07•	0.39	0.46		0.04	0.01		—	0.05		10.41	4.62	0.53	0.39	0.39	1.82	1	180
Class S
06-30-09	5.78	0.08		(0.19)	(0.11)		—	—		—	—		5.67	(1.90)	0.83	0.64	0.64	3.02	133,484	26
12-31-08	10.41	0	.17•	(4.66)	(4.49)		0.14	—		—	0.14		5.78	(43.05)	0.90	0.64	0.64	2.09	132,036	88
08-20-07(4)–12-31-07	10.00	0	.06•	0.39	0.45		0.03	0.01		—	0.04		10.41	4.58	0.78	0.64	0.64	1.55	110,405	180

ING Franklin Income Portfolio
Class ADV
06-30-09	7.58	0	.22•	0.65	0.87		—	—		—	—		8.45	11.48	1.54	1.34	1.34	5.84	1	19
12-31-08	11.12	0.63		(3.85)	(3.22)		0.24	0.08		—	0.32		7.58	(29.64)	1.53	1.34	1.34	6.48	1	38
12-31-07	11.02	0.55		(0.31)	0.24		0.12	0.02		—	0.14		11.12	2.17	1.53	1.34	1.34	5.03	1	30
12-29-06(4)–12-31-06	11.02	(0	.00)*	—	(0	.00)*	—	—		—	—		11.02	—	1.55	1.34	1.34	(1.34)	1	9
Class I
06-30-09	7.67	0	.25•	0.63	0.88		—	—		—	—		8.55	11.47	0.79	0.74	0.74	6.54	260,018	19
12-31-08	11.23	0	.69•	(3.85)	(3.16)		0.32	0.08		—	0.40		7.67	(28.92)	0.78	0.74	0.74	7.17	252,264	38
12-31-07	11.05	0	.67•	(0.35)	0.32		0.12	0.02		—	0.14		11.23	2.89	0.78	0.74	0.74	5.90	197,597	30
04-28-06(4)–12-31-06	10.00	0	.35•	0.70	1.05		—	—		—	—		11.05	10.50	0.80	0.74	0.74	5.01	25,465	9
Class S
06-30-09	7.65	0	.24•	0.61	0.85		—	—		—	—		8.50	11.11	1.04	0.99	0.99	6.27	366,194	19
12-31-08	11.19	0	.66•	(3.82)	(3.16)		0.30	0.08		—	0.38		7.65	(28.98)	1.03	0.99	0.99	6.81	310,156	38
12-31-07	11.03	0	.62•	(0.32)	0.30		0.12	0.02		—	0.14		11.19	2.66	1.03	0.99	0.99	5.44	372,497	30
04-28-06(4)–12-31-06	10.00	0	.35•	0.68	1.03		—	—		—	—		11.03	10.30	1.05	0.99	0.99	4.82	177,754	9
Class S2
06-30-09	7.63	0	.23•	0.61	0.84		—	—		—	—		8.47	11.01	1.29	1.14	1.14	6.10	6,992	19
12-31-08	11.17	0.72		(3.89)	(3.17)		0.29	0.08		—	0.37		7.63	(29.11)	1.28	1.14	1.14	6.57	5,878	38
12-31-07	11.02	0	.60•	(0.31)	0.29		0.12	0.02		—	0.14		11.17	2.56	1.28	1.14	1.14	5.32	9,017	30
05-03-06(4)–12-31-06	9.99	0	.33•	0.70	1.03		—	—		—	—		11.02	10.31	1.30	1.14	1.14	4.57	2,917	9

ING Franklin Mutual Shares Portfolio
Class ADV
06-30-09	5.73	0.05		0.19	0.24		—	—		—	—		5.97	4.19	1.54	1.39	1.39	1.82	1	26
12-31-08	9.63	0.10		(3.77)	(3.67)		0.22	0.01		—	0.23		5.73	(38.07)	1.53	1.38	1.38	1.25	1	43
04-30-07(4)–12-31-07	10.00	0	.07•	(0.44)	(0.37)		—	0	.00*	—	0	.00*	9.63	(3.67)	1.53	1.38	1.38	0.98	1	17
Class I
06-30-09	5.73	0.07		0.19	0.26		—	—		—	—		5.99	4.54	0.79	0.79	0.79	2.67	247,497	26
12-31-08	9.67	0	.15•	(3.79)	(3.64)		0.29	0.01		—	0.30		5.73	(37.61)	0.78	0.78	0.78	1.88	229,057	43
04-30-07(4)–12-31-07	10.00	0	.10•	(0.42)	(0.32)		0.01	—		—	0.01		9.67	(3.19)	0.78	0.78	0.78	1.48	175,811	17
Class S
06-30-09	5.73	0.07		0.19	0.26		—	—		—	—		5.99	4.54	1.04	1.04	1.04	2.42	160,301	26
12-31-08	9.66	0.13		(3.78)	(3.65)		0.27	0.01		—	0.28		5.73	(37.77)	1.03	1.03	1.03	1.64	153,125	43
04-30-07(4)–12-31-07	10.00	0	.05•	(0.39)	(0.34)		—	0	.00*	—	0	.00*	9.66	(3.37)	1.03	1.03	1.03	0.81	217,507	17

See Accompanying Notes to Financial Statements

38

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																		Supplemental
		operations				Less distributions							Ratios to average net assets							data
	Net										Net			Expenses
	asset			Net							asset			net of fee
	value,	Net		realized	Total						value,		Expenses	waivers		Expenses				Net assets,
	beginning	investment		and	from	From net		From net	From		end of		before	and/or		net of all		Net investment		end of	Portfolio
	of year	income		unrealized	investment	investment		realized	return of	Total	year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	(loss)		gain (loss)	operations	income		gains	capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Growth and Income Portfolio II
Class ADV
06-30-09	3.33	0	.01•	0.21	0.22	—		—	—	—	3.55	6.61	1.54	1	.20†	1	.18†	0	.45†	463	116
12-31-08	10.37	0.02		(5.20)	(5.18)	—		1.86	—	1.86	3.33	(55.70)	1.49	1.34		1.30		0.32		1,616	34
12-31-07	11.20	(0.06)		(0.63)	(0.69)	—		0.14	—	0.14	10.37	(6.30)	1.49	1.34		1.33		(0.47)		6,190	28
12-31-06	10.59	(0.04)		0.68	0.64	—		0.03	—	0.03	11.20	6.12	1.53	1.38		1.37		(0.53)		7,427	11
04-11-05(4)–12-31-05	9.55	(0	.06)•	1.12	1.06	—		0.02	—	0.02	10.59	11.11	1.54	1.39		1.39		(0.60)		2,653	11
Class I
06-30-09	3.41	0	.02•	0.21	0.23	—		—	—	—	3.64	6.74	0.79	0	.60†	0	.58†	1	.06†	12,321	116
12-31-08	10.54	0	.08•	(5.33)	(5.25)	0.02		1.86	—	1.88	3.41	(55.46)	0.74	0.74		0.70		0.95		12,536	34
12-31-07	11.31	0.01		(0.64)	(0.63)	—		0.14	—	0.14	10.54	(5.71)	0.74	0.74		0.73		0.15		531,658	28
12-31-06	10.63	0.01		0.70	0.71	—		0.03	—	0.03	11.31	6.76	0.78	0.78		0.77		0.10		373,802	11
12-31-05	10.03	0	.01•	0.61	0.62	—		0.02	—	0.02	10.63	6.19	0.79	0.79		0.79		0.07		44,965	11
Class S
06-30-09	3.39	0	.01•	0.21	0.22	—		—	—	—	3.61	6.49	1.04	0	.85†	0	.83†	0	.81†	134,642	116
12-31-08	10.46	0.04		(5.25)	(5.21)	0	.00*	1.86	—	1.86	3.39	(55.45)	0.99	0.99		0.95		0.74		137,402	34
12-31-07	11.26	(0.01)		(0.65)	(0.66)	—		0.14	—	0.14	10.46	(6.00)	0.99	0.99		0.98		(0.12)		384,079	28
12-31-06	10.61	(0.02)		0.70	0.68	—		0.03	—	0.03	11.26	6.49	1.03	1.03		1.02		(0.20)		452,029	11
12-31-05	10.03	(0	.02)•	0.62	0.60	—		0.02	—	0.02	10.61	5.99	1.04	1.04		1.04		(0.20)		546,328	11
Class S2
06-30-09	3.36	0	.01•	0.20	0.21	—		—	—	—	3.57	6.25	1.29	1	.00†	0	.98†	0	.66†	9,310	116
12-31-08	10.40	0.03		(5.21)	(5.18)	—		1.86	—	1.86	3.36	(55.50)	1.24	1.14		1.10		0.59		9,724	34
12-31-07	11.21	(0.03)		(0.64)	(0.67)	—		0.14	—	0.14	10.40	(6.12)	1.24	1.14		1.13		(0.27)		25,455	28
12-31-06	10.58	(0.04)		0.70	0.66	—		0.03	—	0.03	11.21	6.32	1.28	1.18		1.17		(0.34)		30,028	11
12-31-05	10.02	(0	.03)•	0.61	0.58	—		0.02	—	0.02	10.58	5.80	1.29	1.19		1.19		(0.35)		27,154	11

ING Index Plus International Equity Portfolio
Class ADV
06-30-09	5.11	0.09		0.28	0.37	—		—	—	—	5.48	7.24	1.42	1.15		1.15		3.79		0 *	86
12-31-08	14.04	0.23		(5.14)	(4.91)	0.66		3.36	—	4.02	5.11	(44.07)	1.51	1.20		1.20		2.33		0 *	176
12-31-07	13.08	0.21		0.79	1.00	—		0.04	—	0.04	14.04	7.63	1.36	1.15		1.15		1.50		1	188
12-20-06(6)–12-31-06	13.36	0	.01•	0.10	0.11	0.13		0.26	—	0.39	13.08	0.84	1.38	1.15		1.15		1.44		1	155
04-12-06(4)–07-11-06(6)	11.76	0.09		(0.05)	0.04	0	.00*	0.03	—	0.03	11.77	0.35	1.39	1.15		1.15		3.04		5	155
Class I
06-30-09	5.16	0.12		0.26	0.38	—		—	—	—	5.54	7.36	0.67	0.55		0.55		4.18		120,442	86
12-31-08	14.17	0	.34•	(5.23)	(4.89)	0.76		3.36	—	4.12	5.16	(43.73)	0.76	0.60		0.60		3.15		119,983	176
12-31-07	13.11	0	.29•	0.82	1.11	0.01		0.04	—	0.05	14.17	8.45	0.61	0.55		0.55		2.03		676,160	188
12-31-06	10.82	0	.20•	2.54	2.74	0.16		0.29	—	0.45	13.11	25.32	0.63	0.55		0.55		1.64		272,333	155
07-29-05(4)–12-31-05	10.00	0.02		1.04	1.06	0.05		0.19	—	0.24	10.82	10.54	0.79	0.55		0.55		0.78		3,204	77
Class S
06-30-09	5.15	0.11		0.26	0.37	—		—	—	—	5.52	7.18	0.92	0.80		0.80		3.93		55,476	86
12-31-08	14.12	0.37		(5.27)	(4.90)	0.71		3.36	—	4.07	5.15	(43.81)	1.01	0.85		0.85		2.67		55,045	176
12-31-07	13.09	0	.28•	0.79	1.07	—		0.04	—	0.04	14.12	8.16	0.86	0.80		0.80		2.00		116,647	188
12-31-06	10.81	0	.23•	2.47	2.70	0.13		0.29	—	0.42	13.09	24.97	0.88	0.80		0.80		1.91		114,293	155
07-29-05(4)–12-31-05	10.00	0.04		1.00	1.04	0.04		0.19	—	0.23	10.81	10.34	1.04	0.80		0.80		0.99		27,276	77
Class S2
06-30-09	5.19	0.10		0.27	0.37	—		—	—	—	5.56	7.13	1.17	0.95		0.95		3.80		298	86
12-31-08	14.15	0.41		(5.35)	(4.94)	0.66		3.36	—	4.02	5.19	(43.90)	1.26	1.00		1.00		2.47		284	176
12-31-07	13.14	0	.26•	0.79	1.05	—		0.04	—	0.04	14.15	7.98	1.11	0.95		0.95		1.82		800	188
01-10-06(4)–12-31-06	11.27	0	.14•	2.08	2.22	0.06		0.29	—	0.35	13.14	19.72	1.13	0.95		0.95		1.15		688	155

See Accompanying Notes to Financial Statements

39

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																				Supplemental
		operations					Less distributions								Ratios to average net assets							data
	Net											Net				Expenses
	asset			Net								asset				net of fee
	value,	Net		realized	Total							value,			Expenses	waivers		Expenses				Net assets,
	beginning	investment		and	from		From net		From net			end of			before	and/or		net of all		Net investment		end of	Portfolio
	of year	income		unrealized	investment		investment		realized	Total	Payments by	year or	Total		reductions/	recoupments,		reductions/		income		year or	turnover
	or period	(loss)		gain (loss)	operations		income		gains	distributions	affiliates (NOTE 16)	period	Return(1)		additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)		($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING International Growth Opportunities Portfolio
Class ADV
06-30-09	3.37	(0	.00)*	0.80	0.80		—		—	—	—	4.17	23.74		1.76	1	.61†	1	.61†	0	.22†	0 *	61
12-31-08	10.21	0	.25•	(4.67)	(4.42)		0.05		2.53	2.58	0.16	3.37	(52	.68)††	1.80	1	.65†	1	.65†	5	.30†	3	135
12-31-07	10.70	0.03		1.76	1.79		0.16		2.12	2.28	—	10.21	17.74		1.76	1	.61†	1	.61†	0	.32†	1	135
12-29-06(4)–12-31-06	10.70	(0	.00)*	—	(0	.00)*	—		—	—	—	10.70	—		1.77	1.62		1.62		(1.62)		1	148
Class I
06-30-09	3.43	0	.04•	0.78	0.82		—		—	—	—	4.25	23.91		1.01	1	.01†	1	.01†	2	.12†	1,559	61
12-31-08	10.34	0	.48•	(4.89)	(4.41)		0.13		2.53	2.66	0.16	3.43	(52	.14)††	1.05	1	.05†	1	.05†	13	.78†	990	135
12-31-07	10.73	0.09		1.80	1.89		0.16		2.12	2.28	—	10.34	18.72		1.01	1	.01†	1	.01†	0	.90†	1	135
04-28-06(4)–12-31-06	12.02	0	.10•	0.39	0.49		0.22		1.56	1.78	—	10.73	5.92		1.02	1.02		1.02		1.35		1	148
Class S
06-30-09	3.44	0.04		0.78	0.82		—		—	—	—	4.26	23.84		1.26	1	.26†	1	.26†	1	.78†	64,926	61
12-31-08	10.36	0.10		(4.56)	(4.45)		0.10		2.53	2.63	0.16	3.44	(52	.34)††	1.30	1	.30†	1	.30†	1	.20†	58,618	135
12-31-07	10.74	0	.07•	1.80	1.87		0.13		2.12	2.25	—	10.36	18.47		1.26	1	.26†	1	.26†	0	.66†	157,449	135
12-31-06	10.46	0	.12•	1.91	2.03		0.19		1.56	1.75	—	10.74	21.56		1.27	1.27		1.27		1.11		172,564	148
12-31-05	10.27	0.14		0.82	0.96		0.25		0.52	0.77	—	10.46	10.50		1.26	1.26		1.26		1.29		179,170	123
Class S2
06-30-09	3.41	0.04		0.78	0.82		—		—	—	—	4.23	24.05		1.51	1	.41†	1	.41†	1	.64†	4,929	61
12-31-08	10.31	0.08		(4.53)	(4.45)		0.08		2.53	2.61	0.16	3.41	(52	.52)††	1.55	1	.45†	1	.45†	1	.16†	4,457	135
12-31-07	10.70	0.06		1.79	1.85		0.12		2.12	2.24	—	10.31	18.30		1.51	1	.41†	1	.41†	0	.49†	10,821	135
12-31-06	10.42	0	.10•	1.91	2.01		0.17		1.56	1.73	—	10.70	21.44		1.52	1.42		1.42		0.95		10,451	148
12-31-05	10.25	0.11		0.83	0.94		0.25		0.52	0.77	—	10.42	10.30		1.51	1.41		1.41		1.11		10,096	123

ING JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-09	8.29	(0.01)		0.40	0.39		—		—	—	—	8.68	4.70		1.65	1	.48†	1	.48†	(0	.07)†	1,988	20
12-31-08	13.09	0.02		(3.72)	(3.70)		0	.00*	1.10	1.10	—	8.29	(30.14)		1.63	1	.46†	1	.46†	0	.15†	1,619	62
12-31-07	14.10	0	.03•	(0.23)	(0.20)		0.02		0.79	0.81	—	13.09	(2.09)		1.63	1.45		1.45		0.23		2,602	47
12-31-06	12.44	(0.01)		2.00	1.99		—		0.33	0.33	—	14.10	16.24		1.63	1.46		1.46		(0.04)		1,954	43
12-31-05	13.34	(0	.03)•	0.44	0.41		—		1.31	1.31	—	12.44	3.37		1.64	1.49		1.48		(0.21)		746	57
Class I
06-30-09	8.46	0.03		0.41	0.44		—		—	—	—	8.90	5.20		0.90	0	.88†	0	.88†	0	.52†	110,899	20
12-31-08	13.36	0.06		(3.77)	(3.71)		0.09		1.10	1.19	—	8.46	(29.74)		0.88	0	.86†	0	.86†	0	.77†	113,694	62
12-31-07	14.33	0.12		(0.25)	(0.13)		0.05		0.79	0.84	—	13.36	(1.56)		0.88	0.85		0.85		0.81		117,034	47
12-31-06	12.57	0.06		2.04	2.10		0.01		0.33	0.34	—	14.33	16.95		0.88	0.86		0.86		0.50		131,532	43
12-31-05	13.39	0	.05•	0.44	0.49		—		1.31	1.31	—	12.57	4.00		0.89	0.89		0.88		0.39		94,448	57
Class S
06-30-09	8.40	0.01		0.41	0.42		—		—	—	—	8.82	5.00		1.15	1	.13†	1	.13†	0	.28†	140,862	20
12-31-08	13.27	0.07		(3.79)	(3.72)		0.05		1.10	1.15	—	8.40	(29.95)		1.13	1	.11†	1	.11†	0	.49†	138,139	62
12-31-07	14.23	0.08		(0.23)	(0.15)		0.02		0.79	0.81	—	13.27	(1.69)		1.13	1.10		1.10		0.56		251,078	47
12-31-06	12.51	0.03		2.02	2.05		—		0.33	0.33	—	14.23	16.63		1.13	1.11		1.11		0.25		248,675	43
12-31-05	13.37	0	.02•	0.43	0.45		—		1.31	1.31	—	12.51	3.69		1.14	1.14		1.13		0.14		180,454	57
Class S2
06-30-09	8.33	0.01		0.40	0.41		—		—	—	—	8.74	4.92		1.40	1	.28†	1	.28†	0	.12†	29,573	20
12-31-08	13.16	0.05		(3.75)	(3.70)		0.03		1.10	1.13	—	8.33	(30.03)		1.38	1	.26†	1	.26†	0	.34†	30,011	62
12-31-07	14.13	0.06		(0.24)	(0.18)		—		0.79	0.79	—	13.16	(1.90)		1.38	1.25		1.25		0.41		50,954	47
12-31-06	12.44	0.01		2.01	2.02		—		0.33	0.33	—	14.13	16.48		1.38	1.26		1.26		0.09		54,106	43
12-31-05	13.32	(0	.00)*	0.43	0.43		—		1.31	1.31	—	12.44	3.55		1.39	1.29		1.28		(0.01)		45,413	57

See Accompanying Notes to Financial Statements

40

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																			Supplemental
		operations						Less distributions						Ratios to average net assets							data
	Net											Net			Expenses
	asset			Net								asset			net of fee
	value,	Net		realized		Total						value,		Expenses	waivers		Expenses				Net assets,
	beginning	investment		and		from		From net	From net	From		end of		before	and/or		net of all		Net investment		end of	Portfolio
	of year	income		unrealized		investment		investment	realized	return of	Total	year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	(loss)		gain (loss)		operations		income	gains	capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)		($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING JPMorgan Value Opportunities Portfolio
Class ADV
06-30-09	5.91	0.07		0.30		0.37		—	—	—	—	6.28	6.26	1.34	1	.13†	1	.13†	2	.66†	14	51
12-31-08	11.63	0	.14•	(4.47)		(4.33)		0.27	1.12	—	1.39	5.91	(39.65)	1.30	1	.13†	1	.13†	1	.67†	12	95
12-31-07	12.64	0	.15•	(0.27)		(0.12)		0.17	0.72	—	0.89	11.63	(1.62)	1.29	1.13		1.13		1.20		15	84
05-30-06(4)–12-31-06	11.02	0	.09•	1.76		1.85		0.09	0.14	—	0.23	12.64	16.99	1.30	1.13		1.13		0.90		9	90
Class I
06-30-09	5.94	0	.10•	0.29		0.39		—	—	—	—	6.33	6.57	0.59	0	.53†	0	.53†	3	.56†	44,029	51
12-31-08	11.76	0	.20•	(4.54)		(4.34)		0.36	1.12	—	1.48	5.94	(39.34)	0.55	0	.53†	0	.53†	2	.27†	218,059	95
12-31-07	12.71	0	.23•	(0.26)		(0.03)		0.20	0.72	—	0.92	11.76	(0.96)	0.54	0.53		0.53		1.80		302,744	84
12-31-06	10.76	0	.23•	1.95		2.18		0.09	0.14	—	0.23	12.71	20.47	0.55	0.53		0.53		1.97		264,845	90
05-04-05(4)–12-31-05	10.17	0	.14•	0.45		0.59		—	—	—	—	10.76	5.80	0.53	0.53		0.53		1.97		109,779	48
Class S
06-30-09	5.98	0.09		0.29		0.38		—	—	—	—	6.36	6.35	0.84	0	.78†	0	.78†	3	.05†	22,676	51
12-31-08	11.75	0.22		(4.59)		(4.37)		0.28	1.12	—	1.40	5.98	(39.49)	0.80	0	.78†	0	.78†	1	.98†	23,387	95
12-31-07	12.69	0	.19•	(0.25)		(0.06)		0.16	0.72	—	0.88	11.75	(1.17)	0.79	0.78		0.78		1.52		50,933	84
12-31-06	10.74	0	.19•	1.94		2.13		0.04	0.14	—	0.18	12.69	20.04	0.80	0.78		0.78		1.71		79,126	90
04-29-05(4)–12-31-05	10.00	0	.11•	0.63		0.74		—	—	—	—	10.74	7.40	0.78	0.78		0.78		1.53		169,410	48
Class S2
06-30-09	5.96	0.09		0.29		0.38		—	—	—	—	6.34	6.38	1.09	0	.93†	0	.93†	2	.89†	673	51
12-31-08	11.67	0.23		(4.57)		(4.34)		0.25	1.12	—	1.37	5.96	(39.55)	1.05	0	.93†	0	.93†	1	.82†	690	95
12-31-07	12.63	0.17		(0.25)		(0.08)		0.16	0.72	—	0.88	11.67	(1.29)	1.04	0.93		0.93		1.39		1,673	84
12-31-06	10.73	0	.18•	1.93		2.11		0.07	0.14	—	0.21	12.63	19.94	1.05	0.93		0.93		1.57		1,711	90
05-04-05(4)–12-31-05	10.17	0	.10•	0.46		0.56		—	—	—	—	10.73	5.51	1.03	0.93		0.93		1.45		1,175	48

ING Limited Maturity Bond Portfolio
Class ADV
06-30-09	10.19	0.17		0.23		0.40		—	—	—	—	10.59	3.93	1.02	0	.87†	0	.87†	3	.24†	1	242
12-31-08	11.01	0.41		(0.47)		(0.06)		0.68	0.08	—	0.76	10.19	(0.73)	1.02	0	.87†	0	.87†	3	.83†	1	310
12-31-07	10.66	0.45		0.10		0.55		0.20	—	—	0.20	11.01	5.23	1.02	0	.87†	0	.87†	4	.19†	1	439
04-28-06(4)–12-31-06	10.80	0	.28•	0	.00*	0.28		0.42	—	—	0.42	10.66	2.68	1.03	0	.88†	0	.88†	3	.84†	1	352
Class I
06-30-09	10.28	0	.20•	0.25		0.45		—	—	—	—	10.73	4.38	0.27	0	.27†	0	.27†	3	.82†	249,640	242
12-31-08	11.09	0	.49•	(0.46)		0.03		0.76	0.08	—	0.84	10.28	0.06	0.27	0	.27†	0	.27†	4	.45†	213,975	310
12-31-07	10.70	0	.52•	0.12		0.64		0.25	—	—	0.25	11.09	6.09	0.27	0	.27†	0	.27†	4	.78†	487,841	439
12-31-06	10.70	0	.49•	(0.07)		0.42		0.42	—	—	0.42	10.70	4.02	0.28	0	.28†	0	.28†	4	.64†	118,858	352
04-29-05(4)–12-31-05	11.14	0	.28•	(0.12)		0.16		0.57	0.03	—	0.60	10.70	1.44	0.29	0.29		0.29		3.96		3,265	219
Class S
06-30-09	10.31	0	.19•	0.24		0.43		—	—	—	—	10.74	4.17	0.52	0	.52†	0	.52†	3	.58†	195,796	242
12-31-08	11.12	0	.45•	(0.45)		(0	.00)*	0.73	0.08	—	0.81	10.31	(0.23)	0.52	0	.52†	0	.52†	4	.13†	205,438	310
12-31-07	10.73	0	.50•	0.11		0.61		0.22	—	—	0.22	11.12	5.77	0.52	0	.52†	0	.52†	4	.55†	251,309	439
12-31-06	10.72	0	.46•	(0.06)		0.40		0.39	—	—	0.39	10.73	3.83	0.53	0	.53†	0	.53†	4	.27†	295,289	352
12-31-05	11.10	0	.37•	(0.19)		0.18		0.53	0.03	—	0.56	10.72	1.63	0.54	0.54		0.54		3.44		300,275	219
Class S2
06-30-09	10.27	0.19		0.24		0.43		—	—	—	—	10.70	4.19	0.77	0	.67†	0	.67†	3	.58†	1	242
12-31-08	11.08	0.43		(0.44)		(0.01)		0.72	0.08	—	0.80	10.27	(0.29)	0.77	0	.67†	0	.67†	3	.97†	1	310
12-31-07	10.70	0.47		0.14		0.61		0.23	—	—	0.23	11.08	5.74	0.77	0	.67†	0	.67†	4	.42†	1	439
04-28-06(4)–12-31-06	10.80	0	.30•	0.02		0.32		0.42	—	—	0.42	10.70	3.06	0.78	0	.68†	0	.68†	4	.16†	1	352

See Accompanying Notes to Financial Statements

41

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																		Supplemental
		operations				Less distributions							Ratios to average net assets							data
	Net										Net			Expenses
	asset			Net							asset			net of fee
	value,	Net		realized	Total						value,		Expenses	waivers		Expenses				Net assets,
	beginning	investment		and	from	From net	From net		From		end of		before	and/or		net of all		Net investment		end of	Portfolio
	of year	income		unrealized	investment	investment	realized		return of	Total	year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	(loss)		gain (loss)	operations	income	gains		capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Lord Abbett Affiliated Portfolio
Class ADV
06-30-09	6.49	0.03		(0.06)	(0.03)	—	—		—	—	6.46	(0.46)	1.51	1.36		1.35		1.04		1	32
12-31-08	12.48	0.11		(4.42)	(4.31)	0.16	1.52		—	1.68	6.49	(36.86)	1.50	1	.35†	1	.35†	1	.16†	1	108
12-31-07	12.51	0.09		0.38	0.47	0.19	0.31		—	0.50	12.48	3.67	1.50	1.35		1.34		0.72		1	131
04-28-06(4)–12-31-06	12.92	0	.08•	0.82	0.90	0.16	1.15		—	1.31	12.51	7.95	1.50	1.35		1.34		1.00		1	48
Class I
06-30-09	6.53	0.04		(0.07)	(0.03)	—	—		—	—	6.50	(0.46)	0.76	0.76		0.75		1.45		75,090	32
12-31-08	12.68	0.17		(4.48)	(4.31)	0.32	1.52		—	1.84	6.53	(36.39)	0.75	0	.75†	0	.75†	1	.70†	78,882	108
12-31-07	12.68	0	.16•	0.40	0.56	0.25	0.31		—	0.56	12.68	4.35	0.75	0.75		0.74		1.25		142,519	131
12-31-06	11.98	0	.19•	1.82	2.01	0.16	1.15		—	1.31	12.68	17.92	0.75	0.75		0.74		1.56		91,058	48
12-31-05	11.50	0	.16•	0.49	0.65	0.17	—		—	0.17	11.98	5.73	0.75	0.75		0.75		1.36		1,270	141
Class S
06-30-09	6.57	0.04		(0.08)	(0.04)	—	—		—	—	6.53	(0.61)	1.01	1.01		1.00		1.21		53,880	32
12-31-08	12.68	0.17		(4.51)	(4.34)	0.25	1.52		—	1.77	6.57	(36.58)	1.00	1	.00†	1	.00†	1	.46†	60,368	108
12-31-07	12.67	0	.14•	0.40	0.54	0.22	0.31		—	0.53	12.68	4.15	1.00	1.00		0.99		1.07		127,090	131
12-31-06	11.96	0	.15•	1.82	1.97	0.11	1.15		—	1.26	12.67	17.60	1.00	1.00		0.99		1.25		161,230	48
12-31-05	11.48	0	.13•	0.49	0.62	0.14	—		—	0.14	11.96	5.48	1.00	1.00		1.00		1.10		176,644	141
Class S2
06-30-09	6.54	0.03		(0.07)	(0.04)	—	—		—	—	6.50	(0.61)	1.26	1.16		1.15		1.05		1,802	32
12-31-08	12.61	0.13		(4.45)	(4.32)	0.23	1.52		—	1.75	6.54	(36.67)	1.25	1	.15†	1	.15†	1	.31†	1,891	108
12-31-07	12.61	0	.12•	0.40	0.52	0.21	0.31		—	0.52	12.61	4.03	1.25	1.15		1.14		0.91		3,429	131
12-31-06	11.94	0	.14•	1.79	1.93	0.11	1.15		—	1.26	12.61	17.31	1.25	1.15		1.14		1.12		3,688	48
12-31-05	11.47	0	.11•	0.50	0.61	0.14	—		—	0.14	11.94	5.41	1.25	1.15		1.15		0.94		2,803	141

ING Multi-Manager International Small Cap Portfolio
Class ADV
06-30-09	5.39	0.03		0.63	0.66	—	—		—	—	6.05	12.24	2.19	1	.80†	1	.80†	0	.99†	2	94
04-28-08(4)–12-31-08	10.00	0.02		(4.63)	(4.61)	—	—		—	—	5.39	(46.10)	2.16	1	.82†	1	.82†	0	.48†	2	68
Class I
06-30-09	5.41	0	.04•	0.63	0.67	—	—		—	—	6.08	12.38	1.44	1	.20†	1	.20†	1	.65†	66,176	94
04-28-08(4)–12-31-08	10.00	0.04		(4.63)	(4.59)	—	—		—	—	5.41	(45.90)	1.41	1	.22†	1	.22†	1	.06†	119,794	68
Class S
06-30-09	5.40	0	.04•	0.63	0.67	—	—		—	—	6.07	12.41	1.69	1	.45†	1	.45†	1	.59†	9,871	94
04-28-08(4)–12-31-08	10.00	0.03		(4.63)	(4.60)	—	—		—	—	5.40	(46.00)	1.66	1	.47†	1	.47†	1	.05†	2,813	68
Class S2
06-30-09	5.40	0.03		0.63	0.66	—	—		—	—	6.06	12.22	1.94	1	.60†	1	.60†	1	.19†	2	94
04-28-08(4)–12-31-08	10.00	0.04		(4.64)	(4.60)	—	—		—	—	5.40	(46.00)	1.91	1	.62†	1	.62†	0	.74†	2	68

ING PIMCO High Yield Portfolio
Class ADV
06-30-09	7.01	0.31		1.18	1.49	0.29	—		—	0.29	8.21	21.82	1.25	1.10		1.10		9.23		372	50
12-31-08	9.88	0	.64•	(2.80)	(2.16)	0.65	0	.00*	0.06	0.71	7.01	(22.84)	1.24	1.09		1.09		7.24		211	416
12-31-07	10.32	0.66		(0.41)	0.25	0.64	0.05		—	0.69	9.88	2.46	1.25	1.10		1.10		6.49		315	153
05-22-06(4)–12-31-06	10.14	0.39		0.19	0.58	0.31	0.09		—	0.40	10.32	5.83	1.25	1.10		1.10		6.47		3	72
Class I
06-30-09	7.02	0	.35•	1.15	1.50	0.31	—		—	0.31	8.21	22.03	0.50	0.50		0.50		9.85		146,763	50
12-31-08	9.88	0.66		(2.76)	(2.10)	0.70	0	.00*	0.06	0.76	7.02	(22.37)	0.49	0.49		0.49		8.50		405,134	416
12-31-07	10.31	0.71		(0.39)	0.32	0.70	0.05		—	0.75	9.88	3.12	0.50	0.50		0.50		6.93		45,773	153
12-31-06	10.20	0	.72•	0.18	0.90	0.70	0.09		—	0.79	10.31	9.22	0.50	0.50		0.50		7.11		162,093	72
04-29-05(4)–12-31-05	10.07	0	.48•	0.16	0.64	0.49	0.02		—	0.51	10.20	6.48	0.50	0.50		0.50		7.10		841	102

See Accompanying Notes to Financial Statements

42

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																				Supplemental
		operations					Less distributions								Ratios to average net assets							data
	Net											Net				Expenses
	asset			Net								asset				net of fee
	value,	Net		realized	Total							value,			Expenses	waivers		Expenses				Net assets,
	beginning	investment		and	from		From net	From net		From		end of			before	and/or		net of all		Net investment		end of	Portfolio
	of year	income		unrealized	investment		investment	realized		return of	Total	year or	Total		reductions/	recoupments,		reductions/		income		year or	turnover
	or period	(loss)		gain (loss)	operations		income	gains		capital	distributions	period	Return(1)		additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)	($)		($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING PIMCO High Yield Portfolio (continued)
Class S
06-30-09	7.02	0.35		1.15	1.50		0.30	—		—	0.30	8.22	22.00		0.75	0.75		0.75		9.62		405,551	50
12-31-08	9.89	0	.67•	(2.80)	(2.13)		0.68	0	.00*	0.06	0.74	7.02	(22.53)		0.74	0.74		0.74		7.58		358,998	416
12-31-07	10.32	0	.69•	(0.40)	0.29		0.67	0.05		—	0.72	9.89	2.86		0.75	0.75		0.75		6.76		614,158	153
12-31-06	10.21	0.70		0.17	0.87		0.67	0.09		—	0.76	10.32	8.95		0.75	0.75		0.75		6.85		689,288	72
12-31-05	10.50	0	.67•	(0.24)	0.43		0.70	0.02		—	0.72	10.21	4.33		0.75	0.75		0.75		6.53		721,985	102
Class S2
06-30-09	7.02	0	.35•	1.17	1.52		0.31	—		—	0.31	8.23	22.30		1.00	0.90		0.90		9.62		1	50
12-31-08	9.90	0	.66•	(2.80)	(2.14)		0.68	0	.00*	0.06	0.74	7.02	(22.60)		0.99	0.89		0.89		7.48		1	416
12-31-07	10.32	0.67		(0.38)	0.29		0.66	0.05		—	0.71	9.90	2.84		1.00	0.90		0.90		6.57		1	153
12-29-06(4)–12-31-06	10.32	(0	.00)*	—	(0	.00)*	—	—		—	—	10.32	—		1.00	0.90		0.90		(0.90)		1	72

ING Pioneer Equity Income Portfolio
Class ADV
06-30-09	6.18	0.07		(0.50)	(0.43)		—	—		—	—	5.75	(6.96)		1.56	1	.29†	1	.28†	2	.67†	1	18
12-31-08	9.18	0.20		(3.00)	(2.80)		0.19	—		0.01	0.20	6.18	(30.38)		1.56	1	.29†	1	.29†	2	.44†	1	23
05-11-07(4)–12-31-07	10.00	0.15		(0.89)	(0.74)		0.08	—		—	0.08	9.18	(7.39)		1.53	1.29		1.28		2.35		1	20
Class I
06-30-09	6.16	0.09		(0.50)	(0.41)		—	—		—	—	5.75	(6.66)		0.81	0	.69†	0	.68†	3	.44†	114,405	18
12-31-08	9.18	0.24		(3.02)	(2.78)		0.23	—		0.01	0.24	6.16	(30.12)		0.81	0	.69†	0	.69†	3	.06†	116,455	23
05-11-07(4)–12-31-07	10.00	0	.19•	(0.88)	(0.69)		0.13	—		—	0.13	9.18	(6.94)		0.78	0.69		0.68		3.16		165,905	20
Class S
06-30-09	6.14	0.09		(0.50)	(0.41)		—	—		—	—	5.73	(6.68)		1.06	0	.94†	0	.93†	3	.42†	1	18
12-31-08	9.18	0.22		(3.02)	(2.80)		0.23	—		0.01	0.24	6.14	(30.34)		1.06	0	.94†	0	.94†	2	.70†	1	23
05-11-07(4)–12-31-07	10.00	0	.17•	(0.89)	(0.72)		0.10	—		—	0.10	9.18	(7.17)		1.03	0.94		0.93		2.73		1	20

ING Pioneer Fund Portfolio
Class ADV
06-30-09	7.93	0.07		0.04	0.11		—	—		—	—	8.04	1.39		1.48	1	.28†	1	.28†	1	.79†	1	12
12-31-08	13.02	0.13		(4.56)	(4.43)		0.20	0.45		0.01	0.66	7.93	(34.98)		1.48	1	.29†	1	.28†	1	.12†	1	13
12-31-07	12.89	0	.08•	0.52	0.60		0.16	0.31		—	0.47	13.02	4.51		1.49	1.29		1.29		0.61		1	24
12-29-06(4)–12-31-06	12.89	(0	.00)*	—	(0	.00)*	—	—		—	—	12.89	—		1.51	1.31		1.31		(1.31)		1	19
Class I
06-30-09	7.92	0.08		0.05	0.13		—	—		—	—	8.05	1.64		0.73	0	.68†	0	.68†	2	.29†	24,111	12
12-31-08	13.16	0.22		(4.62)	(4.40)		0.38	0.45		0.01	0.84	7.92	(34.53)		0.73	0	.69†	0	.68†	1	.75†	23,411	13
12-31-07	12.92	0.16		0.55	0.71		0.16	0.31		—	0.47	13.16	5.36		0.74	0.69		0.69		1.24		41,028	24
12-31-06	11.04	0.16		1.72	1.88		—	—		—	—	12.92	17.03		0.76	0.71		0.71		1.33		31,524	19
04-29-05(4)–12-31-05	10.06	0	.11•	0.92	1.03		0.05	0	.00*	—	0.05	11.04	10	.25(a)	0.75	0.71		0.71		1.49		28,289	39
Class S
06-30-09	7.93	0.08		0.05	0.13		—	—		—	—	8.06	1.64		0.98	0	.93†	0	.93†	2	.04†	47,454	12
12-31-08	13.12	0.20		(4.62)	(4.42)		0.31	0.45		0.01	0.77	7.93	(34.72)		0.98	0	.94†	0	.93†	1	.50†	49,041	13
12-31-07	12.89	0.14		0.53	0.67		0.13	0.31		—	0.44	13.12	5.07		0.99	0.94		0.94		0.98		94,535	24
12-31-06	11.04	0.12		1.73	1.85		—	—		—	—	12.89	16.76		1.01	0.96		0.96		1.08		98,788	19
05-03-05(4)–12-31-05	10.17	0	.09•	0.82	0.91		0.04	0	.00*	—	0.04	11.04	8	.99(a)	1.00	0.96		0.96		1.27		82,505	39
Class S2
06-30-09	7.93	0.07		0.06	0.13		—	—		—	—	8.06	1.64		1.23	1	.08†	1	.08†	1	.98†	1	12
12-31-08	13.04	0.17		(4.60)	(4.43)		0.22	0.45		0.01	0.68	7.93	(34.96)		1.23	1	.09†	1	.08†	1	.44†	1	13
12-31-07	12.89	0	.12•	0.50	0.62		0.16	0.31		—	0.47	13.04	4.66		1.24	1.09		1.09		0.90		1	24
12-29-06(4)–12-31-06	12.89	(0	.00)*	—	(0	.00)*	—	—		—	—	12.89	—		1.26	1.11		1.11		(1.11)		1	19

ING Stock Index Portfolio
Class ADV
05-28-09(4)–06-30-09	7.75	0	.02•	0.10	0.12		—	—		—	—	7.87	1.55		1.02	0	.87†	0	.87†	3	.05†	3	2

See Accompanying Notes to Financial Statements

43

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																		Supplemental
		operations					Less distributions						Ratios to average net assets							data
	Net										Net			Expenses
	asset			Net							asset			net of fee
	value,	Net		realized	Total						value,		Expenses	waivers		Expenses				Net assets,
	beginning	investment		and	from		From net	From net	From		end of		before	and/or		net of all		Net investment		end of	Portfolio
	of year	income		unrealized	investment		investment	realized	return of	Total	year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	(loss)		gain (loss)	operations		income	gains	capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Stock Index Portfolio (continued)
Class I
06-30-09	7.70	0	.09•	0.14	0.23		—	—	—	—	7.93	2.99	0.27	0	.27†	0	.27†	2	.42†	634,058	2
12-31-08	12.94	0	.23•	(4.97)	(4.74)		0.39	0.11	—	0.50	7.70	(37.12)	0.26	0	.26†	0	.26†	2	.14†	333,552	3
12-31-07	12.85	0.23		0.46	0.69		0.22	0.38	—	0.60	12.94	5.28	0.26	0	.26†	0	.26†	1	.90†	481,091	4
12-31-06	11.40	0	.21•	1.52	1.73		0.19	0.09	—	0.28	12.85	15.52	0.27	0	.27†	0	.27†	1	.74†	405,602	9
12-31-05	10.90	0.19		0.31	0.50		—	—	—	—	11.40	4.59	0.28	0.28		0.28		1.68		388,184	6
05-03-04(4)–12-31-04	10.00	0.11		0.94	1.05		0.12	0.03	—	0.15	10.90	10.52	0.27	0.27		0.27		2.14		378,706	8
Class S
06-30-09	7.67	0.07		0.16	0.23		—	—	—	—	7.90	3.00	0.52	0	.52†	0	.52†	2	.18†	17,715	2
12-31-08	12.91	0	.21•	(4.96)	(4.75)		0.38	0.11	—	0.49	7.67	(37.35)	0.51	0	.51†	0	.51†	2	.03†	14,414	3
04-30-07(4)–12-31-07	13.49	0	.18•	(0.16)	0.02		0.22	0.38	—	0.60	12.91	0.06	0.51	0	.51†	0	.51†	2	.03†	5,358	4
Class S2
06-30-09	7.65	0.07		0.15	0.22		—	—	—	—	7.87	2.88	0.77	0	.67†	0	.67†	2	.04†	15,100	2
12-31-08	12.89	0	.19•	(4.95)	(4.76)		0.37	0.11	—	0.48	7.65	(37.42)	0.76	0	.66†	0	.66†	1	.96†	12,788	3
08-01-07(4)–12-31-07	12.79	0	.14•	(0.04)	0.10		—	—	—	—	12.89	0.78	0.76	0	.66†	0	.66†	2	.62†	2,005	4

ING Templeton Global Growth Portfolio
Class ADV
06-30-09	8.11	0.10		0.46	0.56		—	—	—	—	8.67	6.91	1.67	1.52		1.52		2.47		1	3
12-31-08	14.20	0	.18•	(5.72)	(5.54)		0.05	0.50	—	0.55	8.11	(40.06)	1.64	1.49		1.49		1.60		1	12
12-31-07	14.39	0	.13•	0.19	0.32		0.18	0.33	—	0.51	14.20	2.01	1.66	1.50		1.50		0.89		1	23
12-29-06(4)–12-31-06	14.39	(0	.00)*	—	(0	.00)*	—	—	—	—	14.39	—	1.68	1.53		1.53		(1.53)		1	20
Class I
06-30-09	8.21	0.12		0.46	0.58		—	—	—	—	8.79	7.06	0.92	0.92		0.92		3.10		249,003	3
12-31-08	14.38	0	.24•	(5.75)	(5.51)		0.16	0.50	—	0.66	8.21	(39.57)	0.89	0.89		0.89		2.19		229,007	12
12-31-07	14.47	0	.12•	0.30	0.42		0.18	0.33	—	0.51	14.38	2.69	0.90	0.90		0.90		0.82		177,447	23
04-28-06(4)–12-31-06	14.83	0	.15•	1.37	1.52		0.17	1.71	—	1.88	14.47	12.03	0.93	0.93		0.93		1.58		1	20
Class S
06-30-09	8.23	0.12		0.45	0.57		—	—	—	—	8.80	6.93	1.17	1.17		1.17		2.82		248,722	3
12-31-08	14.39	0.26		(5.80)	(5.54)		0.12	0.50	—	0.62	8.23	(39.68)	1.14	1.14		1.14		2.07		244,440	12
12-31-07	14.49	0	.18•	0.20	0.38		0.15	0.33	—	0.48	14.39	2.41	1.15	1.15		1.15		1.22		466,444	23
12-31-06	13.61	0.17		2.56	2.73		0.14	1.71	—	1.85	14.49	21.92	1.18	1.18		1.17		1.28		478,331	20
12-31-05	12.48	0.09		1.13	1.22		0.09	—	—	0.09	13.61	9.88	1.22	1.22		1.22		0.67		380,403	109
12-31-04	11.30	0.05		1.19	1.24		0.06	—	—	0.06	12.48	10.95	1.26	1.26		1.26		0.45		389,945	28
Class S2
06-30-09	8.18	0.11		0.45	0.56		—	—	—	—	8.74	6.85	1.42	1.32		1.32		2.68		3,869	3
12-31-08	14.29	0.27		(5.79)	(5.52)		0.09	0.50	—	0.59	8.18	(39.77)	1.39	1.29		1.29		1.93		3,738	12
12-31-07	14.39	0.17		0.19	0.36		0.13	0.33	—	0.46	14.29	2.31	1.40	1.30		1.30		1.08		8,171	23
12-31-06	13.54	0.14		2.55	2.69		0.13	1.71	—	1.84	14.39	21.71	1.43	1.33		1.32		1.11		8,480	20
12-31-05	12.43	0.06		1.14	1.20		0.09	—	—	0.09	13.54	9.78	1.47	1.37		1.37		0.49		6,469	109

ING Wells Fargo Small Cap Disciplined Portfolio
Class ADV
06-30-09	6.23	(0	.00)*	0.41	0.41		—	—	—	—	6.64	6.58	1.69	1	.49†	1	.49†	0	.06†	236	29
12-31-08	10.91	0	.03•	(3.36)	(3.33)		0.05	1.30	—	1.35	6.23	(32.96)	1.68	1	.47†	1	.47†	0	.34†	122	69
12-31-07	11.37	0.05		(0.51)	(0.46)		—	—	—	—	10.91	(4.05)	1.67	1.47		1.47		0.36		354	111
12-31-06	9.73	0	.01•	1.88	1.89		0.03	0.22	—	0.25	11.37	19.44	1.69	1.47		1.47		0.09		412	62
11-30-05(4)–12-31-05	10.00	(0.01)		(0.26)	(0.27)		—	—	—	—	9.73	(2.70)	2.03	1.47		1.47		(1.69)		1	1

See Accompanying Notes to Financial Statements

44

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income
		(loss)
		from
		investment																	Supplemental
		operations				Less distributions						Ratios to average net assets							data
	Net									Net			Expenses
	asset			Net						asset			net of fee
	value,	Net		realized	Total					value,		Expenses	waivers		Expenses				Net assets,
	beginning	investment		and	from	From net	From net	From		end of		before	and/or		net of all		Net investment		end of	Portfolio
	of year	income		unrealized	investment	investment	realized	return of	Total	year or	Total	reductions/	recoupments,		reductions/		income		year or	turnover
	or period	(loss)		gain (loss)	operations	income	gains	capital	distributions	period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Wells Fargo Small Cap Disciplined Portfolio (continued)
Class I
06-30-09	6.27	0.03		0.41	0.44	—	—	—	—	6.71	7.02	0.94	0	.89†	0	.89†	0	.62†	76,467	29
12-31-08	11.01	0.11		(3.42)	(3.31)	0.13	1.30	—	1.43	6.27	(32.58)	0.93	0	.87†	0	.87†	1	.06†	84,464	69
12-31-07	11.40	0.10		(0.49)	(0.39)	—	—	—	—	11.01	(3.42)	0.92	0.87		0.87		0.97		146,223	111
12-31-06	9.73	0	.08•	1.86	1.94	0.05	0.22	—	0.27	11.40	19.93	0.94	0.87		0.87		0.73		111,724	62
11-30-05(4)–12-31-05	10.00	(0.01)		(0.26)	(0.27)	—	—	—	—	9.73	(2.70)	1.28	0.87		0.87		(1.27)		1	1
Class S
06-30-09	6.26	0.01		0.42	0.43	—	—	—	—	6.69	6.87	1.19	1	.14†	1	.14†	0	.36†	23,338	29
12-31-08	10.97	0.08		(3.41)	(3.33)	0.08	1.30	—	1.38	6.26	(32.76)	1.18	1	.12†	1	.12†	0	.78†	20,843	69
12-31-07	11.39	0	.08•	(0.50)	(0.42)	—	—	—	—	10.97	(3.69)	1.17	1.12		1.12		0.66		40,176	111
12-31-06	9.73	0	.03•	1.88	1.91	0.03	0.22	—	0.25	11.39	19.62	1.19	1.12		1.12		0.32		61,248	62
11-30-05(4)–12-31-05	10.00	(0.01)		(0.26)	(0.27)	—	—	—	—	9.73	(2.70)	1.53	1.12		1.12		(1.10)		4,939	1
Class S2
06-30-09	6.24	0.01		0.41	0.42	—	—	—	—	6.66	6.73	1.44	1	.29†	1	.29†	0	.22†	367	29
12-31-08	10.94	0.06		(3.39)	(3.33)	0.07	1.30	—	1.37	6.24	(32.86)	1.43	1	.27†	1	.27†	0	.63†	369	69
12-31-07	11.38	0.07		(0.51)	(0.44)	—	—	—	—	10.94	(3.87)	1.42	1.27		1.27		0.54		642	111
12-31-06	9.73	0	.04•	1.86	1.90	0.03	0.22	—	0.25	11.38	19.52	1.44	1.27		1.27		0.33		1,313	62
11-30-05(4)–12-31-05	10.00	(0.01)		(0.26)	(0.27)	—	—	—	—	9.73	(2.70)	1.78	1.27		1.27		(1.27)		1	1

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements, if any, or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

(5)	Class S2 was fully redeemed on October 3, 2005 and recommenced operations on May 26, 2006.

(6)	Class ADV commenced operations on April 12, 2006, fully redeemed on July 11, 2006, and recommenced operations on December 20, 2006.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or less than $500 or more than $(0.005) or more than (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).

††	Excluding a payment by affiliate in 2008, International Growth Opportunities total return would have been (54.81)%, (54.37)%, (54.58)% and (54.65)% for Classes ADV, I, S and S2, respectively.

(a)	In 2005, the Investment Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment guidelines. The impact on the total return was 0.02% on Class I and Class S, and excluding this item, total return would have been 10.23% and 8.97% for Class I and Class S, respectively.

(b)	Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.42, $0.40 and $0.39 for Class I, Class S and Class S2, respectively; increase net realized and unrealized gain on investments by $0.42, $0.40 and $0.39 for Class I, Class S and Class S2; and decrease the ratio of net investment income to average net assets from 3.21% to 1.86%, 2.93% to 1.58% and 2.78% to 1.43% on Class I, Class S and Class S2, respectively.

See Accompanying Notes to Financial Statements

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of fifty-nine active separate investment series. There are twenty-one series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth”), ING BlackRock Large Cap Value Portfolio (“BlackRock Large Cap Value”), ING Clarion Real Estate Portfolio (“Clarion Real Estate”), formerly, ING Van Kampen Real Estate Portfolio, ING Evergreen Omega Portfolio (“Evergreen Omega”), ING Focus 5 Portfolio (“Focus 5”), ING Franklin Income Portfolio (“Franklin Income”), ING Franklin Mutual Shares Portfolio (“Franklin Mutual Shares”), ING Growth and Income Portfolio II (“Growth and Income II”), formerly, ING Legg Mason Value Portfolio, ING Index Plus International Equity Portfolio (“Index Plus International Equity”), formerly, ING VP Index Plus International Equity Portfolio, ING International Growth Opportunities Portfolio (“International Growth Opportunities”), ING JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), ING JPMorgan Value Opportunities Portfolio (“JPMorgan Value Opportunities”), ING Limited Maturity Bond Portfolio (“Limited Maturity Bond”), ING Lord Abbett Affiliated Portfolio (“Lord Abbett Affiliated”), ING Multi-Manager International Small Cap Portfolio (“Multi-Manager International Small Cap”), ING PIMCO High Yield Portfolio (“PIMCO High Yield”), ING Pioneer Equity Income Portfolio (“Pioneer Equity Income”), ING Pioneer Fund Portfolio (“Pioneer Fund”), ING Stock Index Portfolio (“Stock Index”), ING Templeton Global Growth Portfolio (“Templeton Global Growth”), and ING Wells Fargo Small Cap Disciplined Portfolio (“Wells Fargo Small Cap Disciplined”).

All of the Portfolios are diversified except for Clarion Real Estate, which is a non-diversified Portfolio. All of the Portfolios except, Focus 5 and Franklin Mutual Shares are authorized to offer four classes of shares (Adviser (“ADV”), Institutional (“I”), Service (“S”), and Service 2 (“S2”)); Focus 5 and Franklin Mutual Shares do not offer S2 Class shares; however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of the Portfolios and earn income and gains and losses from a Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. The information presented in these financial statements pertains to the Portfolios listed in this note.

The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment options for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver Insurance Company, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver Insurance Company and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued

46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 1 — ORGANIZATION (continued)

non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING and other non-affiliated life insurance companies.

The following is a brief description of each Portfolio’s investment objective:

•	BlackRock Large Cap Growth seeks long-term growth of capital;

•	BlackRock Large Cap Value seeks long-term growth of capital;

•	Evergreen Omega seeks long-term capital growth;

•	Focus 5 seeks total return through capital appreciation and dividend income;

•	Franklin Income seeks to maximize income while maintaining prospects for capital appreciation;

•	Franklin Mutual Shares seeks total return including capital appreciation. Its secondary goal is income;

•	Clarion Real Estate seeks capital appreciation and current income;

•	Index Plus International Equity seeks to outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index, while maintaining a market level of risk;

•	International Growth Opportunities seeks long-term growth of capital;

•	JPMorgan Small Cap Core Equity seeks capital growth over the long term;

•	JPMorgan Value Opportunities seeks long-term capital appreciation;

•	Growth and Income II seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

•	Limited Maturity Bond seeks highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal;

•	Lord Abbett Affiliated seeks long-term growth of capital. Current income is a secondary objective;

•	Multi-Manager International Small Cap seeks maximum long-term capital appreciation;

•	PIMCO High Yield seeks maximum total return, consistent with the preservation of capital and prudent investment management;

•	Pioneer Equity Income seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income;

•	Pioneer Fund seeks reasonable income and capital growth;

•	Stock Index seeks total return;

•	Templeton Global Growth seeks capital appreciation. Current income is only an incidental consideration; and

•	Wells Fargo Small Cap Disciplined seeks long-term capital appreciation.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the Act, as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks

48

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with investing in those securities. A table summarizing each portfolio’s investments under these levels of classification is included following the Portfolio of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with SFAS 161 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not

49

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Risk Exposures and the use of Derivative Instruments. The Portfolios’ investment objectives permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within the Portfolios’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements. These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by a Portfolio and the counterparty. The ISDA Master Agreements maintains provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on swaps, OTC derivatives and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. As of June 30, 2009, PIMCO High Yield received cash collateral totaling $110,000 for open derivative transactions. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy.

E.	Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the six months ended June 30, 2009, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

For the six months ended June 30, 2009, the total amount of all open forward foreign currency contracts as presented following each respective Portfolio of Investments is indicative of the volume of this derivative type.

F.	Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

As of June 30, 2009, JPMorgan Small Cap Core Equity has posted $675,000 principal value in U.S. Treasury Bills to the broker for open futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2009, certain Portfolios have purchased futures contracts on various equity indexes to increase exposure to equity risk. In addition, certain Portfolios have purchased futures contracts on various bonds and notes to increase exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios securities.

Each Portfolio invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total number of open futures contracts as presented following each respective Portfolio of Investments is indicative of the volume of this derivative type.

G.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by PIMCO High Yield. Limited Maturity Bond may declare a dividend monthly or quarterly. For all other Portfolios, net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

H.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

I.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon

52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

K.	Securities Lending. Certain Portfolios have the option to loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

L.	Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

Certain Portfolios have purchased put options on various securities to increase exposure to equity risk.

Certain Portfolios have written call options on various securities to decrease exposure to equity risk. In addition, certain Portfolios have written put options on various indexes to decrease exposure to interest rate risk.

The Portfolio invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total number of open option contracts included in the Portfolio of Investments for purchased put options and following each respective Portfolio of Investments for both written call and written put options is indicative of the volume of this derivative type.

M.	Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index).

53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other

54

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009, for which a Portfolio is seller of protection are disclosed in each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2009, certain Portfolios have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2009, certain Portfolios have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

Each Portfolio invests in derivatives only if the expected risks and rewards are consistent with their investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total notional amount of all open credit default swap positions as presented following each respective Portfolio of Investments is indicative of the volume of this derivative type.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2009, PIMCO High Yield has entered into interest rate swaps in which it receives a fixed interest rate and pays a floating interest rate in order to decrease exposure to interest rate risk. Since the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into these swap agreements to help hedge against this risk

55

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and to maintain its ability to generate income at prevailing market rates.

The Portfolio invests in derivatives only if the expected risks and rewards are consistent with their investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total notional amount of all open interest rate swap positions as presented following the respective Portfolio of Investments is indicative of the volume of this derivative type.

N.	Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets (10% for Limited Maturity Bond and Lord Abbett Affiliated) in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

O.	Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P.	Sales Commitments. Sale commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

Q.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sales of securities,

56

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales

BlackRock Large Cap Growth	$298,019,902	$296,610,209
BlackRock Large Cap Value	238,784,790	169,895,975
Clarion Real Estate	356,039,307	419,964,857
Evergreen Omega	138,285,766	10,950,964
Focus 5	40,310,932	30,965,962
Franklin Income	154,412,935	98,012,663
Franklin Mutual Shares	121,627,072	86,622,692
Growth and Income II	165,393,137	165,153,228
Index Plus International Equity	136,199,488	138,940,595
International Growth Opportunities	37,249,558	42,748,298
JPMorgan Small Cap Core Equity	50,940,153	58,762,881
JPMorgan Value Opportunities	92,724,613	270,163,496
Limited Maturity Bond	72,814,351	134,250,089
Lord Abbett Affiliated	37,412,393	46,246,279
Multi-Manager International Small Cap Equity	96,169,444	151,028,573
PIMCO High Yield	151,069,239	364,853,769
Pioneer Equity Income	26,014,915	18,687,722
Pioneer Fund	7,590,254	8,394,178
Stock Index	300,273,313	7,746,755
Templeton Global Growth	61,344,929	11,150,374
Wells Fargo Small Cap Disciplined	26,992,827	30,477,996

U.S. government securities not included above were as follows:

	Purchases	Sales

Franklin Income	$—	$836,829
Limited Maturity Bond	879,558,798	775,100,125
PIMCO High Yield	154,874,488	159,322,491

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Focus 5, Franklin Income, JPMorgan Value Opportunities, Multi-Manager International Small Cap, Pioneer Equity Income, and Wells Fargo Small Cap Disciplined have entered into an investment management agreement (“Investment Management Agreement”) with Directed Services LLC (“DSL”). Index Plus International Equity has entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (“ING Investments”), an Arizona limited liability company, which is an indirect, wholly-owned subsidiary of ING Groep.

Each Investment Management Agreement compensates each Investment Adviser (collectively, the “Investment Advisers”) with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Focus 5	0.32% on all assets

Franklin Income	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

JPMorgan Value Opportunities	0.40% of the first $21 billion; 0.39% of the next $5 billion; and 0.38% of the amount in excess of $26 billion.

Multi-Manager International Small Cap	1.00% of the first $1 billion; 0.97% of the amount in excess of $1 billion

Pioneer Equity Income	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

Index Plus International Equity	0.45% on all assets

Wells Fargo Small Cap Disciplined	0.77% of the first $500 million; 0.70% of the next $500 million; 0.65% of the next $500 million; 0.60% of the next $5 billion; and 0.53% of the amount in excess of $6.5 billion

With the exception of the Portfolios in the table above, DSL, an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, DSL has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, DSL also is responsible for providing or procuring at DSL’s expense, the services reasonably necessary for the ordinary operation of the Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing and auditing. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

BlackRock Large Cap Growth	0.80% of the first $500 million; 0.75% of the next $250 million; 0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% of the amount in excess of $2 billion

BlackRock Large Cap Value	0.80% of the first $500 million; 0.75% of the first $250 million; 0.70% of the first $500 million; 0.65% of the first $750 million; and 0.60% of the amount in excess of $2 billion

57

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee

Clarion Real Estate(3)	0.75% of the first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion

Evergreen Omega	0.600% of the first $750 million;
0.550% of the next $750 million;
0.500% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.440% of the next $5 billion;
and 0.430% of the amount in excess of $21.5 billion

Franklin Mutual Shares	0.78% of the first $5 billion; 0.75% of the next $5 billion; 0.73% of the next $5 billion; 0.71% of the next $5 billion; and 0.69% of the amount in excess of $20 billion

Growth and Income II(1)	0.810% of the first $250 million; 0.770% of the next $400 million; 0.730% of the next $450 million; and 0.670% of the amount in excess of $1.1 billion

International Growth Opportunities	1.000% of first $500 million of assets; and 0.800% of the amount in excess of $500 million

JPMorgan Small Cap Core Equity	0.900% of the first $200 million 0.850% of the next $300 million 0.800% of the next $250 million 0.750% of the amount in excess of $750 million

Limited Maturity Bond(2)	0.350% of the first $200 million; 0.300% of the next $300 million; and 0.250% of the amount in excess of $500 million

Lord Abbett Affiliated	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

PIMCO High Yield	0.490% of assets

Pioneer Fund	0.725% of the first $500 million 0.675% of the next $500 million 0.625% of the amount in excess of $1 billion

Stock Index	0.26% of assets

Templeton Global Growth	0.96% of the first $250 million; 0.86% of the next $250 million; and 0.76% of the amount in excess of $500 million

(1)	The assets of Growth and Income II are aggregated with those of ING Janus Contranian Portfolio, which is not included in this report, to determine the Unified Fee.

(2)	The assets of Limited Maturity Bond are aggregated with those of ING Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee.

(3)	The assets of Clarion Real Estate are aggregated with those of ING Global Resources Portfolio, ING T. Rowe Price Capital Appreciation Portfolio, ING T. Rowe Price Equity and Income Portfolio and ING Van Kampen Growth and Income Portfolio, which are not included in this report, to determine the Unified Fee.

DSL has contractually agreed to waive a portion of the advisory fee for BlackRock Large Cap Value, Clarion Real Estate(1) and JPMorgan Small Cap Core Equity. The waiver is calculated as follows:

Waiver = 50% × (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2009, DSL waived $54,528, $37,172 and $20,612 for BlackRock Large Cap Value, Clarion Real Estate(1) and JPMorgan Small Cap Core Equity, respectively.

The waivers will continue through at least May 1, 2010 for BlackRock Large Cap Value and Clarion Real Estate and May 1, 2009 for JPMorgan Small Cap Core Equity. There is no guarantee that these waivers will continue after said dates. The agreements will only renew if DSL elects to renew them.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. These fees are not subject to recoupment. For the six months ended June 30, 2009, the Portfolios waived the following of such management fees:

(1)	Effective May 1, 2009, DSL has contractually agreed to waive a portion of the advisory fee for the Portfolio.

58

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Amount

BlackRock Large Cap Growth	$283
BlackRock Large Cap Value	761
Clarion Real Estate	4,737
Evergreen Omega	2,710
Growth and Income II	354
International Growth Opportunities	438
JPMorgan Small Cap Core Equity	2,988
JPMorgan Value Opportunities	1,469
Limited Maturity Bond	6,765
Lord Abbett Affiliated	809
Multi-Manager International Small Cap	815
Pioneer Equity Income	502
Pioneer Fund	236
Stock Index	4,594
Wells Fargo Small Cap Disciplined	1,942

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Focus 5, Franklin Income, JPMorgan Value Opportunities, Multi-Manager International Small Cap, Pioneer Equity Income, Index Plus International Equity and Wells Fargo Small Cap Disciplined operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust and the Investment Advisers have each entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by an Investment Adviser based on the average daily net assets of the respective Portfolios. The sub-advisers of each of the Portfolios are as follows (*denotes a Related Party adviser):

Portfolio	Sub-Adviser

BlackRock Large Cap Growth	BlackRock Investment Management, LLC

BlackRock Large Cap Value	BlackRock Investment Management, LLC

Clarion Real Estate(1)	ING Clarion Real Estate Securities L.P.*

Evergreen Omega	Evergreen Investment Management Company, LLC

Focus 5	ING Investment Management Co.*

Franklin Income	Franklin Advisers, Inc.

Franklin Mutual Shares	Franklin Mutual Advisers LLC

Growth and Income II(1)	ING Investment Management Co*.

Index Plus International Equity	ING Investment Management Advisors, B.V.*

International Growth Opportunities	ING Investment Management Co.*

JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

JPMorgan Value Opportunities	J.P. Morgan Investment Management Inc.

Limited Maturity Bond	ING Investment Management Co.*

Lord Abbett Affiliated	Lord, Abbett & Co. LLC

Multi-Manager International Small Cap	Schroder Investment Management North America, Inc. and American Century Global Investment Management, Inc.

PIMCO High Yield	Pacific Investment Management Company LLC

Pioneer Equity Income	Pioneer Investment Management, Inc.

Pioneer Fund	Pioneer Investment Management, Inc.

Stock Index	ING Investment Management Co.*

Templeton Global Growth	Templeton Global Advisors Limited

Wells Fargo Small Cap Disciplined	Wells Capital Management, Inc.

(1)	Prior to April 30, 2009, the Portfolio was managed by a different sub-adviser.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the portfolio manager or sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Plan compensates ING Funds Distributor, LLC (the “Distributor” or “IFD”) for the provision of shareholder services and/or account

59

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IFD on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010.

Each Class ADV share of the respective Portfolios has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IFD a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. The expense waiver will continue through at least May 1, 2010.

Pursuant to an agreement effective September 23, 2005, as amended and restated January 1, 2007, the Distributor will limit Class S expenses, so that the operating expense limit for BlackRock Large Cap Growth does not exceed 1.04%. The Distributor may, at a later date, recoup from BlackRock Large Cap Growth shareholder service fees.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into written expense limitation agreements with certain of the Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2

Focus 5	0.99%	0.39%	0.64%	N/A
Franklin Income	1.44%	0.74%	0.99%	1.24%
Growth and Income II	1.20%	0.60%	0.85%	1.00%
Index Plus International Equity	1.15%	0.55%	0.80%	0.95%
JP Morgan Value Opportunities	1.13%	0.53%	0.78%	0.93%
Multi-Manager International Small Cap	1.80%	1.20%	1.45%	1.60%
Pioneer Equity Income	1.29%	0.69%	0.94%	1.09%
Wells Fargo Small Cap Disciplined(1)	1.53%	0.93%	1.18%	1.33%

(1)	Prior to May 1, 2009, the expense limits were 1.47%, 0.87%, 1.12% and 1.27% for Classes ADV, I, S and S2 shares, respectively.

Each Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by each Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to each Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

Pursuant to a side agreement effective April 30, 2007, DSL has effected the following expense limits for BlackRock Large Cap Growth through May 1, 2009: 1.26%, 0.66%, 0.91% and 1.06% for Class ADV, Class I, Class S and Class S2 shares, respectively. For the six months ended June 30, 2009, the Portfolio waived $119,346 of such fees. These fees are not subject to recoupment. Please see Note 5 for more information on the Class S expenses of BlackRock Large Cap Growth.

Pursuant to a side agreement effective May 1, 2008, DSL has effected the following expense limits for Pioneer Fund through July 18, 2009: 1.285%, 0.685%, 0.935%, 1.085% for Class ADV, Class I, Class S and Class S2 shares, respectively. For the six months ended June 30, 2009, the Portfolio waived $16,394 of such fees. These fees are not subject to recoupment.

The expense limitation agreements are contractual and shall renew automatically unless ING Investments or DSL provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

60

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATION AGREEMENTS (continued)

As of June 30, 2009, the amounts of waived and reimbursed fees that are subject to possible recoupment by each Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2010	2011	2012	Total

Focus 5	$—	$235,624	$294,040	$529,664
Franklin Income	75,441	211,380	306,029	592,850
Index Plus International Equity	214,270	609,806	391,007	1,215,083
JPMorgan Value Opportunities	48,508	48,401	100,915	197,824
Multi-Manager International Small Cap	—	—	303,908	303,908
Pioneer Equity Income	198	166,714	141,734	308,646
Wells Fargo Small Cap Disciplined	72,326	100,688	48,582	221,596

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of a Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2009, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Franklin Templeton Founding Strategic Portfolio	Franklin Income (38.70%) Franklin Mutual Shares (60.60%) Templeton Global Growth (49.40%)

ING Life Insurance & Annuity Company	BlackRock Large Cap Growth (50.30%) Clarion Real Estate (8.90%) Growth and Income II (9.40%) Index Plus International Equity (25.30%) JPMorgan Value Opportunity (20.50%) Lord Abbett Affiliated (57.00%) PIMCO High Yield (5.20%) Pioneer Equity Income (98.90%) Pioneer Fund (31.60%) Stock Index (23.80%)

ING Lifestyle Conservative	Limited Maturity Bond (6.00%)

ING Lifestyle Aggressive Growth	Multi-Manager International Small Cap (13.60%)

ING Lifestyle Growth Portfolio	Clarion Real Estate (16.20%) Multi-Manager International Small Cap (32.30%) PIMCO High Yield (5.90%) Wells Fargo Small Cap Disciplined Stock Index (14.70%)

ING Lifestyle Moderate Growth Portfolio	Clarion Real Estate (11.30%) Limited Maturity Bond (26.60%) Multi-Manager International Small Cap (27.40%) PIMCO High Yield (6.30%) Stock Index (13.80%)

ING Lifestyle Moderate Portfolio	Limited Maturity Bond (26.60%) Multi-Manager International Small Cap (11.00%) Stock Index (7.70%)

ING Solution 2015 Portfolio	BlackRock Large Cap Value (12.30%) Evergreen Omega (6.30%) Limited Maturity Bond (6.00%)

ING Solution 2025 Portfolio	BlackRock Large Cap Value (27.40%) Evergreen Omega (12.10%) Limited Maturity Bond (6.70%)

ING Solution 2035 Portfolio	BlackRock Large Cap Value (25.20%) Evergreen Omega (12.20%)

ING Solution 2045 Portfolio	BlackRock Large Cap Value (16.20%) Evergreen Omega (7.30%)

ING Solution Portfolio	Limited Maturity Bond (7.50%)

ING USA Annuity and Life Insurance Company	BlackRock Large Cap Growth (40.30%) BlackRock Large Cap Value (11.50%) Clarion Real Estate (43.80%) Evergreen Omega (16.40%) Focus 5 (98.80%) Franklin Income (54.90%) Franklin Mutual Shares (37.50%) Growth and Income II (84.80%) Index Plus International Equity (10.10%) International Growth Opportunities (97.10%) JPMorgan Smallcap Core Equity JPMorgan Value Opportunity (26.90%) Limited Maturity Bond (28.60%) Lord Abbett Affiliated (41.40%) Multi-Manager International Small Cap (12.70%) PIMCO High Yield (65.70%) Pioneer Fund (61.50%) Templeton Global Growth (48.80%)

ING VP Strategic Allocation Moderate Portfolio	Index Plus International Equity (16.60%)

ING VP Strategic Allocation Conservative Portfolio	Index Plus International Equity (5.80%)

61

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

ING VP Strategic Allocation Growth Portfolio	Index Plus International Equity (22.70%)

Reliastar Life Insurance Company	BlackRock Large Cap Growth (5.30%) Evergreen Omega (31.10%) JPMorgan Value Opportunity (40.50%) Limited Maturity Bond (6.80%) Stock Index (9.30%)

Security Life Insurance Company	Evergreen Omega (11.20%) Index Plus International Equity (14.80%) JPMorgan Value Opportunity (11.90%) Limited Maturity Bond (6.20%) Stock Index (19.40%)

ING National Trust	Stock Index (5.10%)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

			Accrued
	Accrued		Shareholder
	Investment	Accrued	Service and
Fund	Management Fees	Administrative Fees	Distribution Fees	Total

BlackRock Large Cap Growth	$178,636	$—	$26,493	$205,129
BlackRock Large Cap Value	127,711	—	6,005	133,716
Clarion Real Estate	274,835	—	64,451	339,286
Evergreen Omega	114,840	—	9,305	124,145
Focus 5	35,746	11,171	27,886	74,803
Franklin Income	331,073	51,754	76,742	459,569
Franklin Mutual Shares	261,884	—	33,174	295,058
Growth and Income II	101,757	—	31,569	133,326
Index Plus International Equity	109,646	14,542	11,666	135,854
International Growth Opportunities	61,438	—	15,676	77,114
JPMorgan Small Cap Core Equity	208,240	—	40,259	248,499
JPMorgan Value Opportunities	38,654	9,675	4,882	53,211
Limited Maturity Bond	85,545	—	40,044	125,589
Lord Abbett Affiliated	81,378	—	11,794	93,172
Multi-Manager International Small Cap	78,676	7,885	1,661	88,222
PIMCO High Yield	237,383	—	83,933	321,316
Pioneer Equity Income	61,476	9,471	—	70,947
Pioneer Fund	42,735	—	9,730	52,465
Stock Index	109,607	—	8,479	118,086
Templeton Global Growth	377,213	—	52,824	430,037
Wells Fargo Small Cap Disciplined	67,056	8,743	4,989	80,788

The following Portfolios placed a portion of its portfolio transactions with brokerage firms which are affiliates of each Investment Adviser. The commissions paid to these affiliated firms were:

Portfolio	Affiliated Brokers	Commissions Received

Multi-Manager International Small Cap	ING Baring LLC	$1,724

NOTE 8 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2009, the following Portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Fund	Accrued Expenses	Amount

Focus 5	Custody	$48,726
	Printing	26,799
Pioneer Equity Income	Custody	5,251
	Printing	14,117

62

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT

Effective June 2, 2009, the Portfolios, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the Portfolios. The Portfolios pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Portfolios utilized the line of credit during the six months ended June 30, 2009 as follows:

			Approximate
			Weighted
		Approximate	Average
		Average Daily	Interest Rate
	Days	Balance For	For Days
Portfolio	Utilized	Days Utilized	Utilized

BlackRock Large Cap Growth(1)	7	$1,290,000	1.44%
Index Plus International Equity	1	1,690,000	1.42%
JPMorgan Value Opportunities(2)	2	7,030,000	1.45%
Multi-Manager International Small Cap	1	1,860,000	0.71%
Templeton Global Growth	1	510,000	1.47%

(1)	At June 30, 2009, BlackRock Large Cap Growth had an outstanding balance of $1,290,000.
(2)	At June 30, 2009, JPMorgan Value Opportunities had an outstanding balance of $7,030,000.

NOTE 10 —	WRITTEN OPTIONS

Transactions in written options for Franklin Mutual Shares for the six months ended June 30, 2009 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/08	202	$32,658
Options Written	477	36,357
Options Expired	(202)	(32,658)

Balance at 06/30/09	477	$36,357

Transactions in written options for PIMCO High Yield for the six months ended June 30, 2009 were as follows:

	EUR	USD
	Notional	Notional	Premium

Balance at 12/31/08	—	250,000,000	$6,689,033
Options Written	4,200,000	209,200,000	1,763,286
Options Terminated in Closing Purchase Transactions	—	(145,200,000)	(4,611,667)
Options Expired	(4,200,000)	(83,600,000)	(526,483)
Options Exercised	—	(156,400,000)	(3,044,111)

Balance at 06/30/09	—	74,000,000	$270,058

	Number of
	Contracts	Premium

Balance at 12/31/08	0	$—
Options Written	4,350	208,787
Options Terminated in Closing Purchase Transactions	(4,350)	(208,787)

Balance at 06/30/09	0	$—

06/30/09 Balance of Premiums Received for Options Written:		$270,058

63

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

				Net Increase		Proceeds
				(Decrease)		From			Net
		Reinvestment	Shares	in Shares		Shares Issued	Reinvestment	Shares	Increase
	Shares Sold	of Distributions	Redeemed	Outstanding	Shares Sold	in Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	($)	($)	($)	($)	($)

BlackRock Large Cap Growth

Class ADV
06-30-09	43,524	—	(35,906)	7,618	$282,894	$—	$—	$(227,748)	$55,146
12-31-08	30,672	59,291	(124,399)	(34,436)	280,217	—	530,064	(1,100,446)	(290,165)
Class I
06-30-09	632,061	—	(1,393,590)	(761,529)	4,117,956	—	—	(8,906,366)	(4,788,410)
12-31-08	905,710	2,549,995	(4,170,431)	(714,726)	8,920,171	—	23,306,951	(40,771,007)	(8,543,885)
Class S
06-30-09	2,674,313	—	(1,817,597)	856,716	16,637,315	—	—	(11,783,014)	4,854,301
12-31-08	3,733,413	1,775,736	(3,276,518)	2,232,631	33,937,874	—	16,176,961	(28,617,167)	21,497,668
Class S2
06-30-09	93,665	—	(89,161)	4,504	609,340	—	—	(561,905)	47,435
12-31-08	132,793	77,445	(404,924)	(194,686)	1,287,562	—	697,008	(3,679,056)	(1,694,486)
BlackRock Large Cap Value

Class ADV
06-30-09	1	—	(1)	—	8	—	—	(8)	—
12-31-08	—	—	—	—	—	—	—	—	—
Class I
06-30-09	10,408,508	—	(556,943)	9,851,565	75,357,051	—	—	(4,343,787)	71,013,264
12-31-08	5,838,265	683,181	(1,495,963)	5,025,483	68,077,940	—	7,521,822	(16,776,670)	58,823,092
Class S
06-30-09	85,217	—	(455,797)	(370,580)	661,524	—	—	(3,515,667)	(2,854,143)
12-31-08	176,060	215,149	(1,229,117)	(837,908)	1,906,405	—	2,364,490	(13,954,486)	(9,683,591)
Class S2
06-30-09	1,325	—	(18,984)	(17,659)	10,400	—	—	(145,655)	(135,255)
12-31-08	—	15,413	(64,742)	(49,329)	—	—	168,621	(747,853)	(579,232)
Clarion Real Estate

Class ADV
06-30-09	20,658	—	(22,496)	(1,838)	222,976	—	—	(270,388)	(47,412)
12-31-08	48,347	12,757	(23,784)	37,320	1,259,912	—	253,479	(460,624)	1,052,767
Class I
06-30-09	9,197,944	—	(15,030,404)	(5,832,460)	105,080,947	—	—	(192,471,777)	(87,390,830)
12-31-08	28,320,539	6,036,019	(19,945,964)	14,410,594	669,033,343	—	122,712,266	(352,344,249)	439,401,360
Class S
06-30-09	1,225,379	—	(2,164,307)	(938,928)	13,863,824	—	—	(24,703,491)	(10,839,667)
12-31-08	2,423,771	4,899,504	(6,924,501)	398,774	56,620,442	—	99,361,938	(161,616,757)	(5,634,377)
Class S2
06-30-09	53,812	—	(97,725)	(43,913)	545,765	—	—	(1,151,914)	(606,149)
12-31-08	48,753	232,541	(230,385)	50,909	873,124	—	4,697,333	(5,354,129)	216,328
Evergreen Omega

Class ADV
06-30-09	—	—	(1)	(1)	—	—	—	(8)	(8)
12-31-08	—	—	—	—	—	—	—	—	—
Class I
06-30-09	12,375,326	—	(1,846,670)	10,528,656	110,360,908	—	—	(15,182,293)	95,178,615
12-31-08	1,097,446	1,907,483	(2,793,371)	211,558	10,539,464	—	18,884,085	(28,199,482)	1,224,067
Class S
06-30-09	4,240,770	—	(381,866)	3,858,904	36,794,169	—	—	(3,001,808)	33,792,361
12-31-08	758,242	82,821	(395,312)	445,751	6,146,337	—	816,618	(3,553,045)	3,409,910

64

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

				Net Increase		Proceeds
				(Decrease)		From			Net
		Reinvestment	Shares	in Shares		Shares Issued	Reinvestment	Shares	Increase
	Shares Sold	of Distributions	Redeemed	Outstanding	Shares Sold	in Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	($)	($)	($)	($)	($)

Class S2
06-30-09	554	—	(7,967)	(7,413)	$5,041	$—	$—	$(57,234)	$(52,193)
12-31-08	472	13,470	(17,095)	(3,153)	5,394	—	132,144	(174,585)	(37,047)
Focus 5

Class ADV
06-30-09	—	—	—	—	2	—	—	—	2
12-31-08	—	—	—	—	—	—	—	—	—
Class I
06-30-09	21,194	—	(1,209)	19,985	106,640	—	—	(6,368)	100,272
12-31-08	16,205	442	(687)	15,960	143,243	—	2,482	(5,217)	140,508
Class S
06-30-09	2,734,860	—	(2,021,368)	713,492	14,787,954	—	—	(10,629,929)	4,158,025
12-31-08	15,786,905	546,755	(4,095,904)	12,237,756	138,732,602	—	3,072,763	(33,729,155)	108,076,210
Franklin Income

Class ADV
06-30-09	—	—	(1)	(1)	—	—	—	(7)	(7)
12-31-08	—	—	—	—	—	—	—	—	—
Class I
06-30-09	1,654,925	—	(4,119,862)	(2,464,937)	12,690,795	—	—	(31,350,037)	(18,659,242)
12-31-08	18,089,679	1,097,088	(3,908,585)	15,278,182	181,192,432	—	10,784,378	(35,969,640)	156,007,170
Class S
06-30-09	5,526,586	—	(3,027,137)	2,499,449	42,493,952	—	—	(22,721,255)	19,772,697
12-31-08	14,529,842	1,477,133	(8,730,211)	7,276,764	147,473,411	—	14,475,902	(82,136,566)	79,812,747
Class S2
06-30-09	183,354	—	(128,482)	54,872	1,392,871	—	—	(968,819)	424,052
12-31-08	269,812	32,635	(339,822)	(37,375)	2,703,866	—	319,172	(3,062,012)	(38,974)
Franklin Mutual Shares

Class ADV
06-30-09	—	—	(1)	(1)	—	—	—	(5)	(5)
12-31-08	—	—	(1)	(1)	—	—	—	(6)	(6)
Class I
06-30-09	3,018,110	—	(1,699,110)	1,319,000	16,765,962	—	—	(8,866,575)	7,899,387
12-31-08	22,139,863	1,984,609	(2,320,109)	21,804,363	181,441,222	—	11,176,941	(18,386,099)	174,232,064
Class S
06-30-09	2,412,063	—	(2,360,686)	51,377	12,827,316	—	—	(13,048,084)	(220,768)
12-31-08	7,653,055	1,236,724	(4,683,005)	4,206,774	62,352,311	—	6,961,248	(39,218,766)	30,094,793
Growth and Income Portfolio II

Class ADV
06-30-09	23,622	—	(377,830)	(354,208)	73,031	—	—	(1,289,908)	(1,216,877)
12-31-08	155,386	147,682	(415,304)	(112,236)	1,016,900	—	725,116	(3,149,069)	(1,407,053)
Class I
06-30-09	257,293	—	(542,145)	(284,852)	810,229	—	—	(1,768,068)	(957,839)
12-31-08	8,754,559	1,276,091	(56,819,549)	(46,788,899)	78,451,766	—	6,393,214	(467,279,959)	(382,434,979)
Class S
06-30-09	439,784	—	(3,650,133)	(3,210,349)	1,384,475	—	—	(11,514,082)	(10,129,607)
12-31-08	3,483,203	11,932,859	(11,583,428)	3,832,634	19,473,887	—	59,425,641	(79,953,232)	(1,053,704)
Class S2
06-30-09	17,927	—	(306,545)	(288,618)	58,221	—	—	(992,561)	(934,340)
12-31-08	134,301	830,193	(515,408)	449,086	665,782	—	4,101,154	(3,541,089)	1,225,847

65

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

				Net Increase		Proceeds
				(Decrease)		From			Net
		Reinvestment	Shares	in Shares		Shares Issued	Reinvestment	Shares	Increase
	Shares Sold	of Distributions	Redeemed	Outstanding	Shares Sold	in Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	($)	($)	($)	($)	($)

Index Plus International Equity

Class ADV
06-30-09	—	—	(1)	(1)	$—	$—	$—	$(5)	$(5)
12-31-08	—	—	—	—	—	—	—	—	—
Class I
06-30-09	1,270,425	—	(2,792,573)	(1,522,148)	6,080,402	—	—	(13,307,445)	(7,227,043)
12-31-08	16,948,998	7,855,565	(49,292,916)	(24,488,353)	199,051,022	—	59,309,517	(638,700,584)	(380,340,045)
Class S
06-30-09	360,814	—	(1,008,150)	(647,336)	1,688,910	—	—	(4,814,239)	(3,125,329)
12-31-08	981,228	4,035,253	(2,583,083)	2,433,398	7,118,348	—	30,385,453	(22,748,051)	14,755,750
Class S2
06-30-09	493	—	(1,639)	(1,146)	2,156	—	—	(8,038)	(5,882)
12-31-08	1,065	21,197	(24,119)	(1,857)	7,561	—	161,099	(258,640)	(89,980)
International Growth Opportunities

Class ADV
06-30-09	—	—	(876)	(876)	—	—	—	(2,756)	(2,756)
12-31-08	874	1	(2)	873	4,870	150	6	(9)	5,017
Class I
06-30-09	132,309	—	(54,591)	77,718	426,124	—	—	(215,362)	210,762
12-31-08	290,710	1	(2,048)	288,663	1,329,333	45,389	5	(8,839)	1,365,888
Class S
06-30-09	8,235	—	(1,824,118)	(1,815,883)	27,023	—	—	(6,348,992)	(6,321,969)
12-31-08	302,854	5,795,145	(4,238,846)	1,859,153	1,158,141	2,688,652	34,944,722	(28,373,949)	10,417,566
Class S2
06-30-09	340	—	(140,197)	(139,857)	1,057	—	—	(530,422)	(529,365)
12-31-08	66,696	426,455	(237,269)	255,882	282,501	204,448	2,558,727	(1,360,020)	1,685,656
JPMorgan Small Cap Core Equity

Class ADV
06-30-09	94,141	—	(60,638)	33,503	749,116	—	—	(473,057)	276,059
12-31-08	48,573	18,439	(70,461)	(3,449)	559,512	—	197,301	(770,898)	(14,085)
Class I
06-30-09	479,960	—	(1,451,053)	(971,093)	3,872,923	—	—	(11,731,435)	(7,858,512)
12-31-08	5,872,059	1,392,956	(2,586,441)	4,678,574	71,253,009	—	15,183,218	(29,637,796)	56,798,431
Class S
06-30-09	1,177,299	—	(1,653,597)	(476,298)	10,065,686	—	—	(12,851,279)	(2,785,593)
12-31-08	1,161,755	1,789,287	(5,434,099)	(2,483,057)	13,944,066	—	19,377,980	(61,173,240)	(27,851,194)
Class S2
06-30-09	9,147	—	(228,692)	(219,545)	69,273	—	—	(1,804,430)	(1,735,157)
12-31-08	16,091	377,038	(662,715)	(269,586)	192,622	—	4,053,157	(7,318,922)	(3,073,143)
JPMorgan Value Opportunities

Class ADV
06-30-09	331	—	(5)	326	1,945	—	—	(29)	1,916
12-31-08	535	311	(214)	632	4,994	—	2,325	(1,307)	6,012
Class I
06-30-09	3,305,443	—	(33,054,767)	(29,749,324)	17,611,281	—	—	(198,281,544)	(180,670,263)
12-31-08	11,155,178	5,849,886	(6,051,516)	10,953,548	97,897,730	—	43,545,729	(52,914,577)	88,528,882
Class S
06-30-09	158,220	—	(505,527)	(347,307)	825,401	—	—	(2,812,100)	(1,986,699)
12-31-08	179,948	682,331	(1,288,295)	(426,016)	1,565,508	—	5,157,375	(11,905,081)	(5,182,198)

66

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

				Net Increase		Proceeds
				(Decrease)		From			Net
		Reinvestment	Shares	in Shares		Shares Issued	Reinvestment	Shares	Increase
	Shares Sold	of Distributions	Redeemed	Outstanding	Shares Sold	in Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	($)	($)	($)	($)	($)

Class S2
06-30-09	72	—	(9,621)	(9,549)	$370	$—	$—	$(49,854)	$(49,484)
12-31-08	923	18,842	(47,425)	(27,660)	8,075	—	141,920	(479,552)	(329,557)
Limited Maturity Bond

Class ADV
06-30-09	—	—	(1)	(1)	—	—	—	(10)	(10)
12-31-08	—	—	—	—	—	—	—	—	—
Class I
06-30-09	10,405,412	—	(7,943,239)	2,462,173	110,458,312	—	—	(82,242,946)	28,215,366
12-31-08	12,282,743	1,380,554	(36,829,456)	(23,166,159)	132,671,108	—	14,551,037	(411,942,950)	(264,720,805)
Class S
06-30-09	664,011	—	(2,360,630)	(1,696,619)	6,965,422	—	—	(24,664,907)	(17,699,485)
12-31-08	1,341,300	1,567,483	(5,592,731)	(2,683,948)	14,474,608	—	16,583,972	(60,277,790)	(29,219,210)
Class S2
06-30-09	—	—	(1)	(1)	—	—	—	(10)	(10)
12-31-08	—	—	—	—	—	—	—	—	—
Lord Abbett Affiliated

Class ADV
06-30-09	—	—	(1)	(1)	—	—	—	(4)	(4)
12-31-08	—	—	—	—	—	—	—	—	—
Class I
06-30-09	296,390	—	(828,516)	(532,126)	1,794,194	—	—	(4,774,678)	(2,980,484)
12-31-08	290,611	2,461,787	(1,902,234)	850,164	2,765,220	—	19,675,934	(17,781,569)	4,659,585
Class S
06-30-09	66,233	—	(1,008,634)	(942,401)	384,042	—	—	(5,657,742)	(5,273,700)
12-31-08	53,183	1,881,792	(2,767,063)	(832,088)	567,059	—	15,176,601	(27,270,454)	(11,526,794)
Class S2
06-30-09	4,151	—	(16,120)	(11,969)	25,775	—	—	(88,146)	(62,371)
12-31-08	2,514	55,590	(40,740)	17,364	27,200	—	445,887	(392,074)	81,013
Multi-Manager International Small Cap

Class ADV
06-30-09	—	—	—	—	—	—	—	—	—
04-28-08(1)-12-31-08	301	—	—	301	3,010	—	—	—	3,010
Class I
06-30-09	1,697,242	—	(12,947,102)	(11,249,860)	8,498,539	—	—	(74,567,098)	(66,068,559)
04-28-08(1)-12-31-08	23,190,439	—	(1,061,435)	22,129,004	211,850,828	—	—	(6,770,347)	205,080,481
Class S
06-30-09	1,229,496	—	(122,945)	1,106,551	7,012,932	—	—	(708,411)	6,304,521
04-28-08(1)-12-31-08	936,844	—	(416,404)	520,440	7,656,658	—	—	(3,270,010)	4,386,648
Class S2
06-30-09	—	—	—	—	—	—	—	—	—
04-28-08(1)-12-31-08	301	—	—	301	3,010	—	—	—	3,010
PIMCO High Yield

Class ADV
06-30-09	21,650	1,469	(7,855)	15,264	156,559	—	10,734	(51,149)	116,144
12-31-08	8,585	2,673	(13,097)	(1,839)	76,895	—	22,835	(116,765)	(17,035)
Class I
06-30-09	3,325,971	1,646,240	(44,857,392)	(39,885,181)	23,297,787	—	11,764,659	(313,382,233)	(278,319,787)
12-31-08	53,488,034	2,231,184	(2,600,908)	53,118,310	426,706,874	—	17,525,591	(22,382,454)	421,850,011

67

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

				Net Increase		Proceeds
				(Decrease)		From			Net
		Reinvestment	Shares	in Shares		Shares Issued	Reinvestment	Shares	Increase
	Shares Sold	of Distributions	Redeemed	Outstanding	Shares Sold	in Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	($)	($)	($)	($)	($)

Class S
06-30-09	1,334,570	2,066,846	(5,236,210)	(1,834,794)	$9,726,636	$—	$15,022,072	$(37,748,085)	$(12,999,377)
12-31-08	4,245,705	5,029,673	(20,190,509)	(10,915,131)	39,586,942	—	43,014,565	(176,274,892)	(93,673,385)
Class S2
06-30-09	—	1	(1)	—	—	—	6	(7)	(1)
12-31-08	—	—	—	—	—	—	—	—	—
Pioneer Equity Income

Class ADV
06-30-09	—	—	(2)	(2)	—	—	—	(12)	(12)
12-31-08	—	—	(1)	(1)	—	—	—	(7)	(7)
Class I
06-30-09	1,433,995	—	(435,713)	998,282	7,948,831	—	—	(2,319,743)	5,629,088
12-31-08	1,822,467	747,986	(1,738,220)	832,233	14,101,832	—	4,420,599	(14,264,396)	4,258,035
Class S
06-30-09	—	—	(1)	(1)	—	—	—	(6)	(6)
12-31-08	—	—	(1)	(1)	—	—	—	(7)	(7)
Pioneer Fund

Class I
06-30-09	334,669	—	(297,445)	37,224	2,557,866	—	—	(2,221,643)	336,223
12-31-08	567,656	244,966	(973,704)	(161,082)	5,786,736	—	2,386,641	(10,569,806)	(2,396,429)
Class S
06-30-09	206,510	—	(499,751)	(293,241)	1,586,445	—	—	(3,646,497)	(2,060,052)
12-31-08	236,876	496,446	(1,756,386)	(1,023,064)	2,684,777	—	4,891,794	(19,417,446)	(11,840,875)
Stock Index

Class ADV
05-28-09(1)-06-30-09	387	—	—	387	3,000	—	—	—	3,000
Class I
06-30-09	40,423,587	—	(3,822,625)	36,600,962	315,936,890	—	—	(28,217,431)	287,719,459
12-31-08	8,978,474	2,304,696	(5,133,810)	6,149,360	97,840,486	—	20,730,223	(55,498,817)	63,071,892
Class S
06-30-09	542,081	—	(177,468)	364,613	4,132,191	—	—	(1,299,521)	2,832,670
12-31-08	1,924,132	76,507	(537,072)	1,463,567	20,379,324	—	661,976	(5,884,119)	15,157,181
Class S2
06-30-09	434,343	—	(186,877)	247,466	3,059,830	—	—	(1,357,402)	1,702,428
12-31-08	1,807,142	59,733	(351,283)	1,515,592	18,068,023	—	502,788	(3,233,854)	15,336,957
Templeton Global Growth

Class ADV
06-30-09	—	—	(1)	(1)	—	—	—	(8)	(8)
12-31-08	—	—	(1)	(1)	—	—	—	(10)	(10)
Class I
06-30-09	2,504,266	—	(2,072,660)	431,606	18,968,005	—	—	(15,799,225)	3,168,780
12-31-08	16,398,926	1,270,144	(2,124,037)	15,545,033	190,847,163	—	14,238,312	(21,302,438)	183,783,037
Class S
06-30-09	532,721	—	(1,971,853)	(1,439,132)	4,286,817	—	—	(14,998,490)	(10,711,673)
12-31-08	998,565	1,663,781	(5,365,791)	(2,703,445)	11,503,875	—	18,717,536	(61,000,766)	(30,779,355)
Class S2
06-30-09	10,597	—	(24,890)	(14,293)	86,446	—	—	(195,046)	(108,600)
12-31-08	20,260	25,143	(160,049)	(114,646)	249,568	—	281,351	(1,948,602)	(1,417,683)

68

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

				Net Increase		Proceeds
				(Decrease)		From			Net
		Reinvestment	Shares	in Shares		Shares Issued	Reinvestment	Shares	Increase
	Shares Sold	of Distributions	Redeemed	Outstanding	Shares Sold	in Merger	of Distributions	Redeemed	(Decrease)
Year or Period Ended	#	#	#	#	($)	($)	($)	($)	($)

Wells Fargo Small Cap Disciplined

Class ADV
06-30-09	17,068	—	(1,129)	15,939	$108,192	$—	$—	$(7,115)	$101,077
12-31-08	16,332	5,935	(35,110)	(12,843)	134,690	—	45,999	(238,303)	(57,614)
Class I
06-30-09	1,153,871	—	(3,222,805)	(2,068,934)	6,614,283	—	—	(20,472,605)	(13,858,322)
12-31-08	5,994,128	1,962,387	(7,767,399)	189,116	50,690,609	—	15,267,370	(74,070,799)	(8,112,820)
Class S
06-30-09	585,702	—	(425,571)	160,131	3,784,741	—	—	(2,565,270)	1,219,471
12-31-08	293,140	564,189	(1,190,511)	(333,182)	2,299,153	—	4,389,394	(10,413,053)	(3,724,506)
Class S2
06-30-09	70	—	(4,111)	(4,041)	469	—	—	(26,356)	(25,887)
12-31-08	395	9,247	(9,124)	518	2,623	—	71,754	(81,953)	(7,576)

(1)	Commencement of operations.

NOTE 12 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets (10% for Limited Maturity Bond), at market value, at time of purchase.

		Notional	Initial	Cost/		Percent
		Amount/	Acquisition	Upfront		of Net
Portfolio	Security	Shares	Date	Payments	Value	Assets

Franklin Mutual Shares	Daimler Chrysler Escrow	1,159,302	07/26/07	$1,123,695	$220,267	0.1%
	Daimler Chrysler Escrow, 2.000%, due 07/31/14	1,017,500	07/26/07	994,058	193,325	0.0%
	Calpine Corp., 3.427%, due 07/28/09	270,773	02/25/08	270,773	259,821	0.1%
	Pontus I, LLC, 3.065%, due 07/28/09	265,026	02/12/08	265,026	254,307	0.1%
	Pontus I, LLC, 7.660%, due 07/28/09	132,558	02/28/08	132,558	230,927	0.1%
	Pontus II, LLC, 7.420%, due 06/25/49	299,755	01/22/08	299,755	287,631	0.1%

				$3,085,866	$1,446,278	0.4%

Index Plus International Equity	Fortis — STRIP VVPR	27,282	09/25/07	$—	$38	0.0%

				$—	$38	0.0%

Lord Abbett Affiliated	HSN, Inc.	67,431	07/27/07	$999,831	$712,746	0.5%

				$999,831	$712,746	0.5%

Multi-Manager International Small Cap	Precision Drilling Trust	93,716	05/01/09	$486,848	$457,334	0.6%

				$486,848	$457,334	0.6%

PIMCO High Yield	Credit Default Swaps
	CDX.NA.HY.9 Index (35-100% Tranche)	873,711	03/06/08	$—	$2,735	0.0%
	General Electric Capital Corp. 5.625%, 09/15/17	1,200,000	06/09/09	41,572	39,950	0.0%
	General Electric Capital Corp. 5.625%, 09/15/17	3,300,000	06/05/09	99,133	109,864	0.0%
	General Electric Capital Corp. 5.625%, 09/15/17	3,300,000	06/09/09	105,945	109,864	0.0%
	General Electric Capital Corp. 5.625%, 09/15/17	1,900,000	06/01/09	78,344	63,255	0.0%

				$324,994.00	$325,668	0.1%

69

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 12 — ILLIQUID SECURITIES (continued)

		Notional	Initial	Cost/		Percent
		Amount/	Acquisition	Upfront		of Net
Portfolio	Security	Shares	Date	Payments	Value	Assets

	Securities
	American International Group, Inc., 8.625%, due 05/22/38	1,000,000	12/01/08	$504,137	$394,847	0.1%
	Barclays Bank PLC, 10.179%, due 06/12/21	4,680,000	06/12/09	5,775,099	5,001,792	0.9%
	Continental Airlines, Inc., 6.920%, due 04/02/13	860,741	04/30/04	852,134	747,879	0.1%
	Hawaiian Telcom Communications, Inc., 4.750%, due 06/01/14	1,131,542	06/01/07	1,131,542	670,439	0.1%
	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	600,000	05/04/06	631,232	9,000	0.0%
	Intergen NV, 9.000%, due 06/30/17	3,775,000	04/09/08	3,796,511	3,595,688	0.7%
	Lehman Brothers Holdings, Inc., 8.160%, due 05/30/09	499,200	05/21/08	499,200	106,357	0.0%
	Lighthouse International Co. SA, 8.000%, due 04/30/14	2,035,000	04/22/08	2,544,594	1,356,038	0.2%
	Local Insight Media Finance L.P., 6.250%, due 04/21/15	1,683,069	06/09/09	1,543,253	967,765	0.2%
	Nordic Telephone Co. APS, 8.875%, due 05/01/16	3,750,000	04/26/06	3,763,764	3,637,500	0.7%
	NSG Holdings, LLC, 7.750%, due 12/15/25	3,400,000	03/06/07	3,391,500	2,737,000	0.5%
	SemGroup LP, 8.750%, due 11/15/15	5,260,000	11/04/05	5,337,091	236,700	0.0%
	Tribune Co., 5.000%, due 05/30/09	550,135	07/08/08	188,146	188,146	0.0%
	Tribune Co., 5.250%, due 06/04/14	1,925,650	06/18/08	1,479,069	590,333	0.1%
	Unity Media GmbH, 10.375%, due 02/15/15	1,175,000	07/11/05	1,175,000	1,198,500	0.2%
	UPC Broadband Holding BV, 4.520%, due 12/31/16	871,426	05/08/09	1,187,487	1,076,400	0.2%
	UPC Broadband Holding BV, 4.940%, due 12/31/17	628,574	06/09/09	885,005	777,915	0.1%
	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,200,000	11/22/05	1,200,000	1,206,000	0.2%

				$35,884,764	$24,498,299	4.4%

Templeton Global Growth	Rolls-Royce Group PLC — C Shares Entitlement	72,501	06/02/05	$125	$119	0.0%

				$125	$119	0.0%

70

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 13 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the Bank of New York Mellon Corp. Institutional Cash Reserves Fund (“BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2009 and throughout the period covered by this report, the BICR Fund held certain defaulted securities that had market values significantly below amortized cost. The Portfolios agreed to the terms of capital support extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the certain defaulted securities held by the BICR Fund. BNYC will support the value of these securities up to a certain amount and subject, in part, to the Portfolios’ continued lending of securities. The recorded value of each Portfolio’s investment in the BICR Fund includes the value of the underlying securities held by the BICR Fund and the estimated value of the support to be provided by BNYC. The investment in the BICR Fund is included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios. At June 30, 2009, the following Portfolios had securities on loan with the following market values:

	Value of	Cash
	Securities	Collateral
Portfolio	Loaned	Received*

BlackRock Large Cap Growth	$4,595,727	$4,737,635
BlackRock Large Cap Value	8,460,902	8,759,330
Clarion Real Estate	13,091,517	13,283,005
Franklin Income	18,699,753	19,122,493
Index Plus International Equity	2,780,592	2,932,764
International Growth Opportunities	8,018,749	8,479,716
JPMorgan Small Cap Core Equity	22,609,454	23,432,556
Limited Maturity Bond	82,046,407	83,731,092
Lord Abbett Affiliated	4,122,404	4,399,005
PIMCO High Yield	1,310,650	1,342,842
Stock Index	6,490,788	6,832,173
Templeton Global Growth	7,379,044	7,787,303
Wells Fargo Small Cap Disciplined	5,746,166	5,975,552

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Funds’ Portfolio of Investments.

NOTE 14 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified.  Growth and Income II and Clarion Real Estate are each classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolios’ share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration.  Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities.  Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the

71

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 14 — CONCENTRATION OF INVESTMENT RISKS (continued)

relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios investments.

Emerging Markets Risk.  Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

High-Yield, Lower-Grade Debt Securities Risk.  High-yield debt securities (commonly referred to as “junk bonds”) generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market’s perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

During the year ended December 31, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During that period, PIMCO High Yield had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI’s affiliates were unable to fulfill their commitments and, in certain cases, PIMCO High Yield terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. Management has determined that the financial impact to the Portfolio relating to these events is immaterial.

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

72

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended
	June 30, 2009	Year Ended December 31, 2008
	Ordinary	Ordinary	Long-Term	Return of
	Income	Income	Capital Gains	Capital

BlackRock Large Cap Growth	$—	$14,083,818	$26,627,166	$—
BlackRock Large Cap Value	—	1,099,172	8,955,806	—
Clarion Real Estate	—	39,031,741	187,993,275	—
Evergreen Omega	—	3,093,574	16,739,393	—
Focus 5	—	3,075,257	—	—
Franklin Income	—	24,224,741	1,354,742	—
Franklin Mutual Shares	—	18,013,698	124,515	—
Growth and Income II	—	3,840,623	66,804,502	—
Index Plus International Equity	—	63,703,229	26,153,165	—
International Growth Opportunities	—	17,989,624	19,514,303	—
JPMorgan Small Cap Core Equity	—	8,433,187	30,378,469	—
JPMorgan Value Opportunities	—	33,545,971	15,301,378	—
Limited Maturity Bond	—	30,575,272	559,886	—
Lord Abbett Affiliated	—	11,825,553	23,473,003	—
PIMCO High Yield	26,797,494	55,527,096	264,853	4,771,774
Pioneer Equity Income	—	4,243,417	—	177,228
Pioneer Fund	—	3,088,194	4,122,973	67,373
Stock Index	—	17,420,889	4,474,098	—
Templeton Global Growth	—	8,693,482	24,543,755	—
Wells Fargo Small Cap Disciplined	—	9,325,170	10,449,347	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2008 were:

		Undistributed		Post-October	Post-October	Post-October
	Undistributed	Long-Term	Unrealized	Capital	Currency	PFIC
	Ordinary	Capital	Appreciation/	Loss	Loss	Loss	Capital Loss	Expiration
	Income	Gains	(Depreciation)	Deferred	Deferred	Deferred	Carryforwards	Dates

BlackRock Large Cap Growth	$1,265,636	$—	$(52,611,656)	$—	$—	$—	$(102,864,084)	2016
BlackRock Large Cap Value	1,768,604	—	(32,143,670)	—	—	—	(34,075,942)	2016
Clarion Real Estate	26,032,645	15,169,387	(409,154,248)	(135,139,677)	(150)	—	—	—
Evergreen Omega	1,410,054	—	(32,200,188)	—	—	—	(937,898)	2016
Focus 5	2,158	—	(26,221,377)	—	—	—	(62,149,925)	2016
Franklin Income	43,977,260	—	(221,713,578)	(12,193,898)	(4)	—	(47,116,241)	2016
Franklin Mutual Shares	543,186	—	(174,383,142)	—	—	—	(46,763,970)	2016
Growth and Income II	3,751,056	—	(138,186,456)	(7,142,714)	—	—	(189,676,602)	2016
Index Plus International Equity	7,307,832	—	(89,063,609)	(23,703,840)	(6,280)	—	(74,346,482)	2016
International Growth Opportunities	1,263,052	—	(38,377,703)	(15,477,836)	(44,983)	—	(9,545,897)	2016
JPMorgan Small Cap Core Equity	3,077,749	5,026,879	(115,264,387)	(10,082,634)	—	—	—	—
JPMorgan Value Opportunities	274,738	—	(99,219,183)	(14,631,900)	—	—	(51,063,699)	2016
Limited Maturity Bond	26,064,827	—	(20,931,320)	(2,225,169)	—	—	—	—
Lord Abbett Affiliated	149,286	—	(51,390,377)	(7,258,776)	—	—	(26,174,481)	2016
Multi-Manager International Small Cap	849,942	—	(44,291,838)	(17,114,966)	(42,682)	(5,778)	(26,248,797)	2016
PIMCO High Yield	—	—	(204,797,983)	(6,607,836)	(3,189,617)	—	(15,989,377)	2016
Pioneer Equity Income	—	—	(39,831,674)	—	—	—	(100,106)	2015
							(19,074,626)	2016

							$(19,174,732)

Pioneer Fund	—	—	(18,942,813)	—	—	—	(5,864,224)	2016
Stock Index	515,781	—	(116,737,986)	—	—	—	(14,301,428)	2016
Templeton Global Growth	12,492,134	—	(211,362,818)	(19,089,755)	(67,092)	—	(24,327,199)	2016
Wells Fargo Small Cap Disciplined	1,004,854	—	(50,696,676)	—	—	—	(17,686,717)	2016

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

73

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES (continued)

As of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 16 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING agreed with the Portfolios to indemnify and hold harmless the Portfolios from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the U.S. Securities and Exchange Commission in connection with investigations related to mutual funds and variable insurance products. On December 17, 2008, ING settled its indemnification commitments by making payments to the affected Portfolios. In connection with the settlement, ING paid $2,938,639 to International Growth Opportunities.

NOTE 17 — SUBSEQUENT EVENTS

Dividends:  Subsequent to June 30, 2009, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

BlackRock Large Cap Growth
Class ADV	$—	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0445	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0238	$—	$—	July 16, 2009	July 14, 2009
Class S2	$—	$—	$—	July 16, 2009	July 14, 2009
BlackRock Large Cap Value
Class ADV	$—	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0724	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0368	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0194	$—	$—	July 16, 2009	July 14, 2009
Clarion Real Estate
Class ADV	$0.5178	$—	$0.3485	July 16, 2009	July 14, 2009
Class I	$0.6311	$—	$0.3485	July 16, 2009	July 14, 2009
Class S	$0.5705	$—	$0.3485	July 16, 2009	July 14, 2009
Class S2	$0.5368	$—	$0.3485	July 16, 2009	July 14, 2009
Evergreen Omega
Class ADV	$—	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0480	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0444	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0007	$—	$—	July 16, 2009	July 14, 2009
Focus 5
Class ADV	$0.0001	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0002	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0001	$—	$—	July 16, 2009	July 14, 2009
Franklin Income
Class ADV	$0.5210	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.6002	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.5788	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.5583	$—	$—	July 16, 2009	July 14, 2009
Franklin Mutual Shares
Class ADV	$0.0080	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0081	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0081	$—	$—	July 16, 2009	July 14, 2009

74

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Growth and Income II
Class ADV	$—	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.1028	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0865	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0770	$—	$—	July 16, 2009	July 14, 2009
Class ADV	$0.0093	$—	$—	August 6, 2009	August 4, 2009
Class I	$0.0222	$—	$—	August 6, 2009	August 4, 2009
Class S	$0.0172	$—	$—	August 6, 2009	August 4, 2009
Class S2	$0.0140	$—	$—	August 6, 2009	August 4, 2009
Index Plus International Equity
Class ADV	$0.1747	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.2406	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.2185	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.2046	$—	$—	July 16, 2009	July 14, 2009
Class ADV	$0.1074	$—	$—	August 6, 2009	August 4, 2009
Class I	$0.1178	$—	$—	August 6, 2009	August 4, 2009
Class S	$0.1102	$—	$—	August 6, 2009	August 4, 2009
Class S2	$0.1063	$—	$—	August 6, 2009	August 4, 2009
International Growth Opportunities
Class ADV	$—	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0947	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0765	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0673	$—	$—	July 16, 2009	July 14, 2009
Class ADV	$0.0322	$—	$—	August 6, 2009	August 4, 2009
Class I	$0.0618	$—	$—	August 6, 2009	August 4, 2009
Class S	$0.0561	$—	$—	August 6, 2009	August 4, 2009
Class S2	$0.0525	$—	$—	August 6, 2009	August 4, 2009
JPMorgan Small Cap Core Equity
Class ADV	$0.0147	$0.0492	$0.1599	July 16, 2009	July 14, 2009
Class I	$0.0707	$0.0492	$0.1599	July 16, 2009	July 14, 2009
Class S	$0.0394	$0.0492	$0.1599	July 16, 2009	July 14, 2009
Class S2	$0.0212	$0.0492	$0.1599	July 16, 2009	July 14, 2009
JPMorgan Value Opportunities
Class ADV	$0.3447	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.3604	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.3525	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.3484	$—	$—	July 16, 2009	July 14, 2009
Limited Maturity Bond
Class ADV	$0.4774	$0.0906	$—	July 16, 2009	July 14, 2009
Class I	$0.5551	$0.0906	$—	July 16, 2009	July 14, 2009
Class S	$0.5228	$0.0906	$—	July 16, 2009	July 14, 2009
Class S2	$0.5164	$0.0906	$—	July 16, 2009	July 14, 2009
Lord Abbett Affiliated
Class ADV	$0.0080	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0080	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0080	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0079	$—	$—	July 16, 2009	July 14, 2009
Multi-Manager International Small Cap
Class ADV	$0.0417	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0688	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0667	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0488	$—	$—	July 16, 2009	July 14, 2009
PIMCO High Yield
Class ADV	$0.0553	$—	$—	August 3, 2009	Daily
Class I	$0.0595	$—	$—	August 3, 2009	Daily
Class S	$0.0577	$—	$—	August 3, 2009	Daily
Class S2	$0.0563	$—	$—	August 3, 2009	Daily

75

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Stock Index
Class ADV	$0.0062	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0062	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0062	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0061	$—	$—	July 16, 2009	July 14, 2009
Templeton Global Growth
Class ADV	$0.1442	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.2360	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.2044	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.1847	$—	$—	July 16, 2009	July 14, 2009
Wells Fargo Small Cap Disciplined
Class ADV	$0.0209	$—	$—	July 16, 2009	July 14, 2009
Class I	$0.0730	$—	$—	July 16, 2009	July 14, 2009
Class S	$0.0516	$—	$—	July 16, 2009	July 14, 2009
Class S2	$0.0366	$—	$—	July 16, 2009	July 14, 2009

On March 27, 2009, the Board approved a proposal to reorganize JPMorgan Value Opportunities into ING Russelltm Large Cap Value Index Portfolio. Shareholder approval was obtained and the reorganization closed on July 17, 2009.

On September 11, 2008, the Board approved a proposal to reorganize Growth and Income II into ING Growth and Income Portfolio; on January 30, 2009, the Board approved a proposal to reorganize Index Plus International Equity into ING International Index Portfolio; and on May 14, 2009, the Board approved a proposal to reorganize International Growth Opportunities into Artio Foreign Portfolio. Shareholder approval was obtained and each reorganization closed on August 7, 2009.

On July 10, 2009, the Board approved a proposal to liquidate Multi-Manager International Small Cap. The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place during the fourth quarter of 2009. Shareholders will be notified if the liquidation is not approved.

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 27, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

76

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK 100.1%

		Advertising: 0.0%
31	@	Interpublic Group of Cos., Inc.	$157

			157

		Aerospace/Defense: 7.0%
33,000	@	Alliant Techsystems, Inc.	2,717,880
59,000		Goodrich Corp.	2,948,230
39,000		L-3 Communications Holdings, Inc.	2,705,820
53,000		Lockheed Martin Corp.	4,274,450
59,000		Northrop Grumman Corp.	2,695,120
78,000		Raytheon Co.	3,465,540

			18,807,040

		Agriculture: 1.2%
51,000		Bunge Ltd.	3,072,750

			3,072,750

		Apparel: 1.0%
52,000		Polo Ralph Lauren Corp.	2,784,080

			2,784,080

		Banks: 0.9%
17,000		Goldman Sachs Group, Inc.	2,506,480

			2,506,480

		Beverages: 1.0%
88,000	@	Hansen Natural Corp.	2,712,160

			2,712,160

		Biotechnology: 2.3%
70,000	@	Biogen Idec, Inc.	3,160,500
41,000	@	Millipore Corp.	2,878,610

			6,039,110

		Chemicals: 1.0%
52,000		Sherwin-Williams Co.	2,795,000

			2,795,000

		Coal: 1.0%
106,000	@	Alpha Natural Resources, Inc.	2,784,620

			2,784,620

		Commercial Services: 9.4%
47,000	@	Apollo Group, Inc. — Class A	3,342,640
27,000		Automatic Data Processing, Inc.	956,880
201,000		H&R Block, Inc.	3,463,230
101,000	@	Hewitt Associates, Inc.	3,007,780
29,000	@	ITT Educational Services, Inc.	2,919,140
62,000		Manpower, Inc.	2,625,080
113,000		Paychex, Inc.	2,847,600
149,000	@	SAIC, Inc.	2,763,950
205,000		Western Union Co.	3,362,000

			25,288,300

		Computers: 12.1%
117,000	@@	Accenture Ltd.	3,914,820
61,000	@	Affiliated Computer Services, Inc.	2,709,620
14,000	@	Apple, Inc.	1,994,020
70,000	@	DST Systems, Inc.	2,586,500
212,000	@	EMC Corp.	2,777,200
102,000		International Business Machines Corp.	10,650,840
92,000	@	Lexmark International, Inc.	1,458,200
50,000	@	NetApp, Inc.	986,000
123,000	@	Synopsys, Inc.	2,399,730
112,000	@	Western Digital Corp.	2,968,000

			32,444,930

		Cosmetics/Personal Care: 0.5%
41,000		Avon Products, Inc.	1,056,980
7,000		Procter & Gamble Co.	357,700

			1,414,680

		Distribution/Wholesale: 1.0%
83,000	@	Tech Data Corp.	2,714,930

			2,714,930

		Electronics: 2.1%
116,000	@	Arrow Electronics, Inc.	2,463,840
60,000	@	Waters Corp.	3,088,200

			5,552,040

		Engineering & Construction: 1.1%
58,000	@	URS Corp.	2,872,160

			2,872,160

		Food: 1.3%
152,000		Kroger Co.	3,351,600

			3,351,600

		Healthcare — Products: 3.1%
79,000	@	Hospira, Inc.	3,043,080
91,000		Johnson & Johnson	5,168,800

			8,211,880

		Healthcare — Services: 6.5%
113,000		Aetna, Inc.	2,830,650
104,000	@	Community Health Systems, Inc.	2,626,000
120,000	@	Lincare Holdings, Inc.	2,822,400
62,000		Quest Diagnostics	3,498,660
109,000		UnitedHealth Group, Inc.	2,722,820
56,000	@	WellPoint, Inc.	2,849,840

			17,350,370

See Accompanying Notes to Financial Statements

77

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Internet: 3.3%
80,000	@	F5 Networks, Inc.	$2,767,200
1,000	@	Google, Inc. — Class A	421,590
76,000	@	McAfee, Inc.	3,206,440
41,000	@,@@	Sohucom, Inc.	2,576,030

			8,971,260

		Oil & Gas: 3.0%
36,000	L	Diamond Offshore Drilling	2,989,800
50,000		Murphy Oil Corp.	2,716,000
183,000		Tesoro Corp.	2,329,590

			8,035,390

		Pharmaceuticals: 10.1%
159,000		AmerisourceBergen Corp.	2,820,660
192,000		Bristol-Myers Squibb Co.	3,899,520
158,000	@	Endo Pharmaceuticals Holdings, Inc.	2,831,360
54,000	@	Express Scripts, Inc.	3,712,500
112,000	@	Forest Laboratories, Inc.	2,812,320
91,000	@@	Herbalife Ltd.	2,870,140
105,000		Omnicare, Inc.	2,704,800
107,000	@	Sepracor, Inc.	1,853,240
81,000	@	Watson Pharmaceuticals, Inc.	2,726,460
19,000		Wyeth	862,410

			27,093,410

		Retail: 13.9%
70,000		Advance Auto Parts, Inc.	2,904,300
19,000	@	Autozone, Inc.	2,871,090
40,000		Best Buy Co., Inc.	1,339,600
118,000	@	Big Lots, Inc.	2,481,540
83,000	@	BJ’s Wholesale Club, Inc.	2,675,090
162,000		Brinker International, Inc.	2,758,860
86,000		Darden Restaurants, Inc.	2,836,280
69,000	@	Dollar Tree, Inc.	2,904,900
94,000		Family Dollar Stores, Inc.	2,660,200
193,000		Gap, Inc.	3,165,200
10,000		MSC Industrial Direct Co.	354,800
124,000	@	Office Depot, Inc.	565,440
51,000	@	Panera Bread Co.	2,542,860
78,000		Ross Stores, Inc.	3,010,800
111,000		TJX Cos., Inc.	3,492,060
18,000		Wal-Mart Stores, Inc.	871,920

			37,434,940

		Semiconductors: 2.9%
95,000	@	Cree, Inc.	2,792,050
162,000	@	Novellus Systems, Inc.	2,705,400
185,000	@	QLogic Corp.	2,345,800

			7,843,250

		Software: 8.0%
163,000		CA, Inc.	2,841,090
184,000		IMS Health, Inc.	2,336,800
226,000		Microsoft Corp.	5,372,020
136,000	@	Novell, Inc.	616,080
352,000	@	Oracle Corp.	7,539,840
92,000	@	Sybase, Inc.	2,883,280

			21,589,110

		Telecommunications: 5.5%
21,000	@,@@	Amdocs Ltd.	450,450
472,000	@	Cisco Systems, Inc.	8,798,080
139,000	@	NII Holdings, Inc.	2,650,730
703,000	L	Qwest Communications International, Inc.	2,917,450

			14,816,710

		Transportation: 0.9%
55,000		Tidewater, Inc.	2,357,850

			2,357,850

		Total Common Stock (Cost $264,801,156)	268,844,207

SHORT-TERM INVESTMENTS: 2.6%

		Affiliated Mutual Fund: 0.9%
2,408,845		ING Institutional Prime Money Market Fund — Class I	2,408,845

		Total Mutual Fund (Cost $2,408,845)	2,408,845

Principal
Amount			Value

		Securities Lending CollateralCC: 1.7%
$4,737,635		Bank of New York Mellon Corp. Institutional Cash Reserves	$4,643,919

		Total Securities Lending Collateral (Cost $4,737,635)	4,643,919

		Total Short-Term Investments (Cost $7,146,480)	7,052,764

	Total Investments in Securities
	(Cost $271,947,636)*	102.7%	$275,896,971
	Other Assets and Liabilities - Net	(2.7)	(7,174,714)

	Net Assets	100.0%	$268,722,257

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $278,007,102.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$16,740,233
Gross Unrealized Depreciation	(18,850,364)

Net Unrealized Depreciation	$(2,110,131)

See Accompanying Notes to Financial Statements

78

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Common Stock**	$268,844,207	$—	$—
Short-Term Investments	2,408,845	4,643,919	—

Total	$271,253,052	$4,643,919	$—

Other Financial Instruments***	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

79

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.8%

		Advertising: 0.5%
36,000		Omnicom Group	$1,136,880

			1,136,880

		Aerospace/Defense: 5.6%
25,000	@	Alliant Techsystems, Inc.	2,059,000
55,000		General Dynamics Corp.	3,046,450
30,000		L-3 Communications Holdings, Inc.	2,081,400
57,000		Northrop Grumman Corp.	2,603,760
53,000		Raytheon Co.	2,354,790

			12,145,400

		Agriculture: 2.2%
95,000		Archer-Daniels-Midland Co.	2,543,150
59,000		Reynolds American, Inc.	2,278,580

			4,821,730

		Banks: 5.1%
37,000		Goldman Sachs Group, Inc.	5,455,280
150,000		JPMorgan Chase & Co.	5,116,500
17,000		Wells Fargo & Co.	412,420

			10,984,200

		Beverages: 1.0%
134,000		Coca-Cola Enterprises, Inc.	2,231,100

			2,231,100

		Biotechnology: 2.2%
89,000	@	Amgen, Inc.	4,711,660

			4,711,660

		Chemicals: 0.4%
17,000		Lubrizol Corp.	804,270

			804,270

		Commercial Services: 2.0%
51,000		Manpower, Inc.	2,159,340
121,000	@	SAIC, Inc.	2,244,550

			4,403,890

		Computers: 4.8%
45,000	@	Affiliated Computer Services, Inc.	1,998,900
57,000	@	Computer Sciences Corp.	2,525,100
110,000	@	Lexmark International, Inc.	1,743,500
103,000	@	Synopsys, Inc.	2,009,530
82,000	@	Western Digital Corp.	2,173,000

			10,450,030

		Distribution/Wholesale: 2.3%
130,000	@	Ingram Micro, Inc.	2,275,000
55,000	@	Tech Data Corp.	1,799,050
34,000	@	Wesco International, Inc.	851,360

			4,925,410

		Electric: 1.4%
183,000		CMS Energy Corp.	2,210,640
29,000		Edison International	912,340

			3,122,980

		Electronics: 1.4%
78,000	@	Arrow Electronics, Inc.	1,656,720
48,000	@	Thomas & Betts Corp.	1,383,840

			3,040,560

		Engineering & Construction: 1.1%
47,000	@	URS Corp.	2,327,440

			2,327,440

		Food: 1.3%
38,000		ConAgra Foods, Inc.	724,280
140,000		Del Monte Foods Co.	1,313,200
33,000		Kroger Co.	727,650

			2,765,130

		Gas: 1.7%
10,000		Atmos Energy Corp.	250,400
29,000		NiSource, Inc.	338,140
31,000		Sempra Energy	1,538,530
64,000		UGI Corp.	1,631,360

			3,758,430

		Healthcare — Products: 2.3%
37,000	@	Hospira, Inc.	1,425,240
64,000		Johnson & Johnson	3,635,200

			5,060,440

		Healthcare — Services: 8.0%
90,000		Aetna, Inc.	2,254,500
83,000	@	Community Health Systems, Inc.	2,095,750
17,000	@	Health Net, Inc.	264,350
76,000	@	LifePoint Hospitals, Inc.	1,995,000
77,000	@	Lincare Holdings, Inc.	1,811,040
39,000		Quest Diagnostics	2,200,770
146,000		UnitedHealth Group, Inc.	3,647,080
62,000	@	WellPoint, Inc.	3,155,180

			17,423,670

		Home Builders: 2.3%
183,000		D.R. Horton, Inc.	1,712,880
43,000		KB Home	588,240
215,000		Lennar Corp.	2,083,350
8,000		MDC Holdings, Inc.	240,880
21,000	@	Toll Brothers, Inc.	356,370

			4,981,720

See Accompanying Notes to Financial Statements

80

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Household Products/Wares: 0.9%
106,000	@	Jarden Corp.	$1,987,500

			1,987,500

		Insurance: 7.8%
98,000		American Financial Group, Inc.	2,114,840
73,000		Chubb Corp.	2,911,240
95,000		HCC Insurance Holdings, Inc.	2,280,950
35,000	@@	PartnerRe Ltd.	2,273,250
29,000	@@	RenaissanceRe Holdings Ltd.	1,349,660
79,000		Travelers Cos., Inc.	3,242,160
142,000		UnumProvident Corp.	2,252,120
24,000		WR Berkley Corp.	515,280

			16,939,500

		Internet: 0.5%
24,000	@	McAfee, Inc.	1,012,560

			1,012,560

		Iron/Steel: 1.1%
66,000		United States Steel Corp.	2,358,840

			2,358,840

		Media: 0.1%
11,000		Meredith Corp.	281,050

			281,050

		Miscellaneous Manufacturing: 1.0%
178,000		General Electric Co.	2,086,160

			2,086,160

		Oil & Gas: 13.5%
72,000		Anadarko Petroleum Corp.	3,268,080
40,000		Chevron Corp.	2,650,000
11,000		ENSCO International, Inc.	383,570
140,000		ExxonMobil Corp.	9,787,400
108,000		Marathon Oil Corp.	3,254,040
74,000		Occidental Petroleum Corp.	4,869,940
153,000		Tesoro Corp.	1,947,690
85,000		XTO Energy, Inc.	3,241,900

			29,402,620

		Packaging & Containers: 1.1%
108,000	@	Pactiv Corp.	2,346,840

			2,346,840

		Pharmaceuticals: 7.8%
121,000		AmerisourceBergen Corp.	2,146,540
91,000	@	Endo Pharmaceuticals Holdings, Inc.	1,630,720
95,000	@	Forest Laboratories, Inc.	2,385,450
10,000	@,L	Mylan Laboratories	130,500
86,000		Omnicare, Inc.	2,215,360
420,000		Pfizer, Inc.	6,300,000
67,000	@	Watson Pharmaceuticals, Inc.	2,255,220

			17,063,790

		Retail: 9.3%
128,000	@,L	Autonation, Inc.	2,220,800
88,000	L	Barnes & Noble, Inc.	1,815,440
67,000	@	BJ’s Wholesale Club, Inc.	2,159,410
75,000		Family Dollar Stores, Inc.	2,122,500
200,000		Foot Locker, Inc.	2,094,000
143,000		Gap, Inc.	2,345,200
9,000		JC Penney Co., Inc.	258,390
89,000		Limited Brands, Inc.	1,065,330
112,000		Macy’s, Inc.	1,317,120
17,000	L	Penske Auto Group, Inc.	282,880
156,000		RadioShack Corp.	2,177,760
36,000	@,L	Sears Holding Corp.	2,394,720

			20,253,550

		Semiconductors: 2.8%
73,000	@	Cree, Inc.	2,145,470
125,000	@	Novellus Systems, Inc.	2,087,500
151,000	@	QLogic Corp.	1,914,680

			6,147,650

		Software: 1.7%
14,000	@	BMC Software, Inc.	473,060
105,000		CA, Inc.	1,830,150
113,000		IMS Health, Inc.	1,435,100

			3,738,310

		Telecommunications: 5.7%
152,000		AT&T, Inc.	3,775,680
571,000	L	Qwest Communications International, Inc.	2,369,650
206,000		Verizon Communications, Inc.	6,330,380

			12,475,710

		Transportation: 0.9%
48,000		Tidewater, Inc.	2,057,760

			2,057,760

		Total Common Stock (Cost $217,256,703)	217,246,780

SHORT-TERM INVESTMENTS: 9.4%

		Affiliated Mutual Fund: 5.4%
11,709,789		ING Institutional Prime Money Market Fund — Class I	11,709,789

		Total Mutual Fund
		(Cost $11,709,789)	11,709,789

Principal
Amount			Value

		Securities Lending CollateralCC: 4.0%
$8,759,330		Bank of New York Mellon Corp. Institutional Cash Reserves	$8,706,086

		Total Securities Lending Collateral (Cost $8,759,330)	8,706,086

		Total Short-Term Investments (Cost $20,469,119)	20,415,875

	Total Investments in Securities
	(Cost $237,725,822)*	109.2%	$237,662,655
	Other Assets and Liabilities - Net	(9.2)	(20,055,726)

	Net Assets	100.0%	$217,606,929

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $244,898,481.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,509,285
Gross Unrealized Depreciation	(16,745,111)

Net Unrealized Depreciation	$(7,235,826)

See Accompanying Notes to Financial Statements

81

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock**	$217,246,780	$—	$—
Short-Term Investments	11,709,789	8,706,086	—

Total	$228,956,569	$8,706,086	$—

Other Financial Instruments***	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

82

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change dally.

Shares			Value

REAL ESTATE INVESTMENT TRUSTS: 98.5%

		Apartments: 15.6%
1,106,678		Apartment Investment & Management Co.	$9,794,100
383,592		AvalonBay Communities, Inc.	21,458,135
420,220		BRE Properties, Inc.	9,984,427
359,000		Camden Property Trust	9,908,400
748,971		Equity Residential	16,649,625
143,050		Essex Property Trust, Inc.	8,902,002
978,703		UDR, Inc.	10,110,002

			86,806,691

		Diversified: 12.5%
438,357		Digital Realty Trust, Inc.	15,715,098
707,937		Duke Realty Corp.	6,208,607
656,245		Liberty Property Trust	15,119,885
728,062		Vornado Realty Trust	32,784,632

			69,828,222

		Health Care: 15.5%
1,256,852		HCP, Inc.	26,632,695
293,495	L	Health Care Real Estate Investment Trust, Inc.	10,008,180
687,519		Nationwide Health Properties, Inc.	17,696,739
604,262		Omega Healthcare Investors, Inc.	9,378,146
753,740		Ventas, Inc.	22,506,676

			86,222,436

		Hotels: 4.7%
381,821	@	Hospitality Properties Trust	4,539,852
2,457,735	@	Host Hotels & Resorts, Inc.	20,620,397
88,468		LaSalle Hotel Properties	1,091,695

			26,251,944

		Manufactured Homes: 1.6%
239,866		Equity Lifestyle Properties, Inc.	8,918,218

			8,918,218

		Office Property: 11.8%
308,071		Alexandria Real Estate Equities, Inc.	11,025,861
436,596		Boston Properties, Inc.	20,825,629
1,058,200		Brandywine Realty Trust	7,883,590
154,938		Corporate Office Properties Trust SBI MD	4,544,332
522,847		Highwoods Properties, Inc.	11,696,087
435,754		SL Green Realty Corp.	9,996,197

			65,971,696

		Regional Malls: 14.4%
952,500		CBL & Associates Properties, Inc.	5,133,975
621,905	L	Macerich Co.	10,951,747
1,150,866	L	Simon Property Group, Inc.	59,189,038
198,174		Taubman Centers, Inc.	5,322,954

			80,597,714

		Shopping Centers: 10.8%
374,569		Acadia Realty Trust	4,888,125
376,788		Federal Realty Investment Trust	19,412,118
336,578		Kimco Realty Corp.	3,382,609
429,603		Regency Centers Corp.	14,997,441
227,349		Tanger Factory Outlet Centers, Inc.	7,372,928
685,232		Weingarten Realty Investors	9,942,716

			59,995,937

		Storage: 5.8%
592,096	@	Extra Space Storage, Inc.	4,944,002
415,864		Public Storage, Inc.	27,230,775

			32,174,777

		Warehouse/Industrial: 5.8%
839,178		AMB Property Corp.	15,784,938
2,093,063		Prologis	16,870,088

			32,655,026

		Total Real Estate Investment Trusts (Cost $629,298,720)	549,422,661

SHORT-TERM INVESTMENTS: 8.0%

		Affiliated Mutual Fund: 5.7%
32,030,296		ING Institutional Prime Money Market Fund — Class I	32,030,296

		Total Mutual Fund (Cost $32,030,296)	32,030,296

Principal
Amount			Value

		Securities Lending CollateralCC: 2.3%
$13,283,005		Bank of New York Mellon Corp. Institutional Cash Reserves	$12,352,382

		Total Securities Lending Collateral (Cost $13,283,005)	12,352,382

		Total Short-Term Investments (Cost $45,313,301)	44,382,678

	Total Investments in Securities
	(Cost $674,612,021)*	106.5%	$593,805,339
	Other Assets and Liabilities - Net	(6.5)	(35,994,549)

	Net Assets	100.0%	$557,810,790

See Accompanying Notes to Financial Statements

83

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio
as of June 30, 2009 (Unaudited)(continued)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $740,887,143.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,432,533
Gross Unrealized Depreciation	(155,514,337)

Net Unrealized Depreciation	$(147,081,804)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Real Estate Investment Trusts	549,422,661	—	—
Short-Term Investments	32,030,296	12,352,382	—

Total	$581,452,957	$12,352,382	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

84

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.7%

		Advertising: 1.9%
165,721		Omnicom Group	$5,233,469

			5,233,469

		Apparel: 2.7%
565,425	@	Timberland Co.	7,503,190

			7,503,190

		Beverages: 0.9%
51,991		Coca-Cola Co.	2,495,048

			2,495,048

		Biotechnology: 6.4%
134,575	@	Amgen, Inc.	7,124,401
235,413	@	Biogen Idec, Inc.	10,628,897

			17,753,298

		Commercial Services: 12.0%
100,972		Automatic Data Processing, Inc.	3,578,448
245,615	@	Bankrate, Inc.	6,199,323
513,150		SEI Investments Co.	9,257,226
230,400		Visa, Inc.	14,344,704

			33,379,701

		Cosmetics/Personal Care: 0.8%
43,064		Procter & Gamble Co.	2,200,570

			2,200,570

		Diversified Financial Services: 4.7%
198,198		American Express Co.	4,606,122
351,524		Legg Mason, Inc.	8,570,155

			13,176,277

		Food: 1.2%
106,246		McCormick & Co., Inc.	3,456,182

			3,456,182

		Healthcare — Products: 2.9%
127,332		Medtronic, Inc.	4,442,613
82,491	@	Zimmer Holdings, Inc.	3,514,117

			7,956,730

		Healthcare — Services: 1.8%
97,299	@	WellPoint, Inc.	4,951,546

			4,951,546

		Household Products/Wares: 1.9%
92,309		Clorox Co.	5,153,611

			5,153,611

		Insurance: 1.0%
134,205		Marsh & McLennan Cos., Inc.	2,701,547

			2,701,547

		Internet: 16.2%
210,682	@	Amazon.com, Inc.	17,625,656
307,397	@	Blue Nile, Inc.	13,214,995
33,865	@	Google, Inc. — Class A	14,277,145

			45,117,796

		Leisure Time: 0.4%
48,565		Carnival Corp.	1,251,520

			1,251,520

		Media: 3.6%
198,803		Factset Research Systems, Inc.	9,914,306

			9,914,306

		Miscellaneous Manufacturing: 0.0%
1,394	@@	Tyco International Ltd.	36,216

			36,216

		Oil & Gas: 3.3%
80,816		Chevron Corp.	5,354,060
90,772		ConocoPhillips	3,817,870

			9,171,930

		Oil & Gas Services: 3.4%
109,861		Schlumberger Ltd.	5,944,579
173,163	@	Weatherford International Ltd.	3,387,068

			9,331,647

		Pharmaceuticals: 6.4%
191,550		Bristol-Myers Squibb Co.	3,890,381
169,434		Merck & Co., Inc.	4,737,375
222,692	@@	Novartis AG ADR	9,083,607

			17,711,363

		Retail: 1.6%
96,310		Home Depot, Inc.	2,275,805
55,815		Target Corp.	2,203,018

			4,478,823

		Semiconductors: 5.6%
718,063		Altera Corp.	11,690,066
171,925		Linear Technology Corp.	4,014,449

			15,704,515

		Software: 8.6%
246,510		Microsoft Corp.	5,859,543
225,760	@	MSCI, Inc. — Class A	5,517,574
588,317	@	Oracle Corp.	12,601,750

			23,978,867

See Accompanying Notes to Financial Statements

85

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Telecommunications: 5.3%
275,020	@	Cisco Systems, Inc.	$5,126,373
214,530		Qualcomm, Inc.	9,696,756

			14,823,129

		Transportation: 6.1%
365,026		Expeditors International Washington, Inc.	12,169,967
97,540		United Parcel Service, Inc. — Class B	4,876,025

			17,045,992

		Total Common Stock (Cost $284,960,603)	274,527,273

SHORT-TERM INVESTMENTS: 9.4%

		Affiliated Mutual Fund: 9.4%
26,229,573		ING Institutional Prime Money Market Fund — Class I	26,229,573

		Total Short-Term Investments (Cost $26,229,573)	26,229,573

	Total Investments in Securities
	(Cost $311,190,176)*	108.1%	$300,756,846
	Other Assets and Liabilities - Net	(8.1)	(22,447,475)

	Net Assets	100.0%	$278,309,371

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $312,525,494.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$15,299,376
Gross Unrealized Depreciation	(27,068,024)

Net Unrealized Depreciation	$(11,768,648)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock**	$274,527,273	$—	$—
Short-Term Investments	26,229,573	—	—

Total	$300,756,846	$—	$—

Other Financial Instruments***	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

86

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change dally.

Shares			Value

COMMON STOCK: 96.3%

		Aerospace/Defense: 1.6%
24,800	@	Aerovironment, Inc.	$765,328
8,050		National Presto Industries, Inc.	612,605
78,370	@,@@	Rolls-Royce Group PLC	468,572
6,724,146	@,@@	Rolls-Royce Group PLC — C Shares Entitlement	11,063
26,896	@@	Safran SA	356,236

			2,213,804

		Agriculture: 2.2%
14,297	@@	British American Tobacco PLC	394,656
27,300		Philip Morris International, Inc.	1,190,826
39,500		Universal Corp.	1,307,845

			2,893,327

		Apparel: 0.4%
6,600	@@	Christian Dior SA	494,400

			494,400

		Auto Manufacturers: 0.7%
17,600	@@	Honda Motor Co., Ltd.	484,191
11,300	@@	Toyota Motor Corp.	427,336

			911,527

		Auto Parts & Equipment: 0.8%
27,400	@@	Aisin Seiki Co., Ltd.	591,933
7,344	@@	Compagnie Generale des Etablissements Michelin	420,604

			1,012,537

		Banks: 7.1%
28,550		1st Source Corp.	493,059
203,900		Bank of America Corp.	2,691,480
15,350		First Financial Corp.	484,753
23,300		Home Bancshares, Inc.	443,632
87,100		JPMorgan Chase & Co.	2,970,981
24,250		Republic Bancorp., Inc.	547,808
32,400		S&T Bancorp, Inc.	393,984
54,600	@@	Santander Bancorp.	380,016
18,450		Trico Bancshares	285,975
15,150		Univest Corp. of Pennsylvania	306,939
31,100		WesBanco, Inc.	452,194

			9,450,821

		Beverages: 1.0%
60,846	@@	Coca-Cola Amatil Ltd.	421,686
99,414	@@	Foster’s Group Ltd.	411,914
185,700	@@, X	Fraser and Neave Ltd.	497,457

			1,331,057

		Building Materials: 0.7%
67,000	@@	Asahi Glass Co., Ltd.	536,670
3,428	@@	Geberit AG — Reg	422,362

			959,032

		Chemicals: 9.3%
77,550		Cabot Corp.	975,579
38,350		Eastman Chemical Co.	1,453,465
107,550		EI Du Pont de Nemours & Co.	2,755,431
83,500	@@	Mitsubishi Chemical Holdings Corp.	353,184
103,000	@@	Mitsui Chemicals, Inc.	328,337
19,800	@@	Nitto Denko Corp.	603,673
66,600		Olin Corp.	791,874
28,500		PPG Industries, Inc.	1,251,150
39,900		Sherwin-Williams Co.	2,144,625
264,000	@@	Showa Denko KK	470,854
11,250		Stepan Co.	496,800
112,000	@@	Sumitomo Chemical Co., Ltd.	503,681
24,600		Zep, Inc.	296,430

			12,425,083

		Commercial Services: 2.1%
22,119	@@	Abertis Infraestructuras SA	417,710
10,859	@@	Adecco SA	453,876
73,939	@@	Brambles Ltd.	353,996
10,950		Landauer, Inc.	671,673
21,800		Monro Muffler, Inc.	560,478
44,950	@@	Securitas AB	382,790

			2,840,523

		Computers: 0.7%
15,800	@	NCI, Inc.	480,636
10,500	@@	TDK Corp.	492,914

			973,550

		Distribution/Wholesale: 1.3%
52,600	@	Beacon Roofing Supply, Inc.	760,596
77,000	@@	Itochu Corp.	534,320
101,000	@@	Marubeni Corp.	446,701

			1,741,617

		Diversified Financial Services: 1.0%
73,600	@	Ocwen Financial Corp.	954,592
32,100		SWS Group, Inc.	448,437

			1,403,029

		Electric: 3.3%
56,800		Consolidated Edison, Inc.	2,125,456
61,450		Pacific Gas & Electric Co.	2,362,138

			4,487,594

		Electronics: 0.9%
13,100	@	Axsys Technologies, Inc.	702,684
22,200	@@	Hoya Corp.	444,708

			1,147,392

See Accompanying Notes to Financial Statements

87

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Engineering & Construction: 0.3%
7,464	@@	Hochtief AG	$376,918

			376,918

		Entertainment: 1.2%
102,950		International Game Technology	1,636,905

			1,636,905

		Environmental Control: 1.5%
72,100		Waste Management, Inc.	2,030,336

			2,030,336

		Food: 3.8%
9,813	@@	Carrefour SA	420,830
5,115	@@	Casino Guichard Perrachon SA	346,417
89,850		Kroger Co.	1,981,193
125,028	@@	Metcash Ltd.	433,978
9,204	@@	Metro AG	439,750
85,000		Supervalu, Inc.	1,100,750
15,194	@@	Unilever NV	367,485

			5,090,403

		Healthcare — Products: 1.3%
26,950	@	Greatbatch, Inc.	609,340
37,350	@	Hanger Orthopedic Group, Inc.	507,587
18,493	@@	Nobel Biocare Holding AG	404,697
13,950	@	Rochester Medical Corp.	186,930

			1,708,554

		Healthcare — Services: 0.8%
33,700	@	Gentiva Health Services, Inc.	554,702
21,050	@	LHC Group, Inc.	467,521

			1,022,223

		Holding Companies — Diversified: 0.3%
73,000	@@	Hutchison Whampoa Ltd.	474,875

			474,875

		Home Furnishings: 0.7%
30,000	@@	Matsushita Electric Industrial Co., Ltd.	404,177
52,000	@@	Sharp Corp.	539,461

			943,638

		Household Products/Wares: 1.0%
36,700		Avery Dennison Corp.	942,456
58,700	@,S	Prestige Brands Holdings, Inc.	361,005

			1,303,461

		Insurance: 2.0%
22,100	@	Amerisafe, Inc.	343,876
52,600	@	Citizens, Inc.	319,808
98,900		Marsh & McLennan Cos., Inc.	1,990,857

			2,654,541

		Iron/Steel: 0.6%
209,000	@@	Kobe Steel Ltd.	389,244
155,000	@@	Sumitomo Metal Industries Ltd.	412,033

			801,277

		Leisure Time: 1.3%
40,050		Polaris Industries, Inc.	1,286,406
36,200	@@	Yamaha Motor Co., Ltd.	402,136

			1,688,542

		Lodging: 1.4%
8,170	@@	Accor SA	325,512
68,650		Starwood Hotels & Resorts Worldwide, Inc.	1,524,030

			1,849,542

		Machinery — Construction & Mining: 1.2%
44,140	@@	Atlas Copco AB — Class A	444,455
37,100		Caterpillar, Inc.	1,225,784

			1,670,239

		Machinery — Diversified: 1.8%
78,000	@@	Amada Co., Ltd.	483,381
68,200		Briggs & Stratton Corp.	909,788
11,600	@@	Flsmidth & Co. A/S	412,484
17,874	@@	Kone OYJ	548,868

			2,354,521

		Media: 2.1%
9,556	@@	Lagardere SCA	318,590
71,250		Meredith Corp.	1,820,438
52,051	@@	United Business Media Ltd.	343,144
19,315	@@	Wolters Kluwer NV	338,844

			2,821,016

		Metal Fabricate/Hardware: 0.3%
32,310	@@	Assa Abloy AB	451,785

			451,785

		Mining: 2.7%
252,550	S	Alcoa, Inc.	2,608,842
14,614	@@	Rio Tinto Ltd.	610,446
19,353	@@	Umicore	441,156

			3,660,444

		Miscellaneous Manufacturing: 3.4%
86,300		Barnes Group, Inc.	1,026,107
71,150		Crane Co.	1,587,357
170,700		General Electric Co.	2,000,604

			4,614,068

		Office/Business Equipment: 1.1%
12,400	@@	Canon, Inc.	405,034
46,900		Pitney Bowes, Inc.	1,028,517

			1,433,551

		Oil & Gas: 2.3%
36,131	@@	Galp Energia SGPS SA	509,305
87,000	@@	Nippon Mining Holdings, Inc.	449,572
75,000	@@	Nippon Oil Corp.	441,639
38,900	@@	Showa Shell Sekiyu KK	411,610
37,000	@@	TonenGeneral Sekiyu KK	376,587
68,550	@,S	Vaalco Energy, Inc.	289,967
15,591	@@	Woodside Petroleum Ltd.	538,608

			3,017,288

		Packaging & Containers: 2.1%
36,700		Greif, Inc. — Class A	1,622,874
52,600		Sonoco Products Co.	1,259,770

			2,882,644

		Pharmaceuticals: 8.0%
9,225	@@	AstraZeneca PLC	406,753
52,300		Bristol-Myers Squibb Co.	1,062,213
14,137	@@	Celesio AG	324,748
29,900		Eli Lilly & Co.	1,035,736
20,660	@@	GlaxoSmithKline PLC	364,924
131,100		Merck & Co., Inc.	3,665,549
152,100		Pfizer, Inc.	2,281,500
5,819	@@	Sanofi-Aventis	343,844
28,200	@,@@	SXC Health Solutions Corp.	716,844
82,200	@	Viropharma, Inc.	487,446

			10,689,557

		Retail: 9.9%
92,300	@	Bed Bath & Beyond, Inc.	2,838,225
48,850	@	Ezcorp, Inc.	526,603

See Accompanying Notes to Financial Statements

88

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Retail (continued)
34,250	@	First Cash Financial Services, Inc.	$600,060
9,330	@@	Hennes & Mauritz AB	465,887
192,517	@@	Kingfisher PLC	564,818
108,650	S	Lowe’s Cos., Inc.	2,108,897
121,050		Macy’s, Inc.	1,423,548
90,850		Nordstrom, Inc.	1,807,007
28,000	@	PetMed Express, Inc.	420,840
42,550		Wal-Mart Stores, Inc.	2,061,122
28,327	@@	Whitbread PLC	382,085

			13,199,092

		Savings & Loans: 0.9%
19,950		ESSA Bancorp, Inc.	272,717
46,250	@	Oritani Financial Corp.	634,088
20,800		United Financial Bancorp, Inc.	287,456

			1,194,261

		Software: 0.2%
8,400	@@	Oracle Corp. Japan	308,052

			308,052

		Telecommunications: 7.2%
14,900		Applied Signal Technology, Inc.	380,099
95,600		AT&T, Inc.	2,374,704
278,800	S	Motorola, Inc.	1,848,444
24,622	@@	Nokia OYJ	360,643
19,294	@@	SES SA	366,105
209,000	@@	Singapore Telecommunications Ltd.	431,197
42,960	@@	Tele2 AB — B Shares	435,081
50,080	@@	Telefonaktiebolaget LM Ericsson	493,360
73,840	@@	TeliaSonera AB	388,635
81,200		Verizon Communications, Inc.	2,495,276

			9,573,544

		Toys/Games/Hobbies: 0.2%
1,000	@@	Nintendo Co., Ltd.	276,755

			276,755

		Transportation: 2.9%
43,900		CH Robinson Worldwide, Inc.	2,289,385
62,514	@@	Firstgroup PLC	369,147
25,650	@	Marten Transport Ltd.	532,494
61,000	@@	Nippon Yusen KK	262,677
89,469	@@	Toll Holdings Ltd.	448,987

			3,902,690

		Water: 0.7%
24,250		California Water Service Group	893,370

			893,370

		Total Common Stock (Cost $146,656,619)	128,809,385

REAL ESTATE INVESTMENT TRUSTS: 0.8%

		Forest Products & Paper: 0.8%
34,950		Plum Creek Timber Co., Inc.	1,040,811

		Total Real Estate Investment Trusts (Cost $1,205,944)	1,040,811

EXCHANGE-TRADED FUNDS: 0.6%

		Exchange-Traded Funds: 0.6%
17,100	@@	iShares MSCI EAFE Index Fund	783,351

		Total Exchange-Traded Funds (Cost $649,178)	783,351

RIGHTS: 0.1%

		Food: 0.0%
5,115	@@	Casino Guichard Perrachon SA	19,733

			19,733

		Mining: 0.1%
7,672	@@	Rio Tinto Ltd.	147,814

			147,814

		Total Rights (Cost $80,213)	167,547

		Total Long-Term Investments (Cost $148,591,954)	130,801,094

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 0.8%

		Repurchase Agreement: 0.8%
$1,021,000		Deutsche Bank Repurchase Agreement dated 06/30/09, 0.080%, due 07/01/09, $1,012,000 to be received upon repurchase (Collateralized by $1,021,002 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $1,041,873, due 02/10/10)	$1,021,000

		Total Short-Term Investments (Cost $1,021,000)	1,021,000

	Total Investments in Securities
	(Cost $149,612,954)*	98.6%	$131,822,094
	Other Assets and Liabilities - Net	1.4	1,866,295

	Net Assets	100.0%	$133,688,389

@	Non-income producing security
@@	Foreign Issuer
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $151,885,802.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,790,559
Gross Unrealized Depreciation	(28,854,267)

Net Unrealized Depreciation	$(20,063,708)

See Accompanying Notes to Financial Statements

89

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Aerospace/Defense	$1,377,933	$835,871	$—
Agriculture	2,498,671	394,656	—
Apparel	—	494,400	—
Auto Manufacturers	—	911,527	—
Auto Parts & Equipment	—	1,012,537	—
Banks	9,450,821	—	—
Beverages	—	1,331,057	—
Building Materials	—	959,032	—
Chemicals	10,165,354	2,259,729	—
Commercial Services	1,232,151	1,608,372	—
Computers	480,636	492,914	—
Distribution/Wholesale	760,596	981,021	—
Diversified Financial Services	1,403,029	—	—
Electric	4,487,594	—	—
Electronics	702,684	444,708	—
Engineering & Construction	—	376,918	—
Entertainment	1,636,905	—	—
Environmental Control	2,030,336	—	—
Food	3,081,943	2,008,460	—
Healthcare — Products	1,303,857	404,697	—
Healthcare — Services	1,022,223	—	—
Holding Companies — Diversified	—	474,875	—
Home Furnishings	—	943,638	—
Household Products/Wares	1,303,461	—	—
Insurance	2,654,541	—	—
Iron/Steel	—	801,277	—
Leisure Time	1,286,406	402,136	—
Lodging	1,524,030	325,512	—
Machinery — Construction & Mining	1,225,784	444,455	—
Machinery — Diversified	909,788	1,444,733	—
Media	1,820,438	1,000,578	—
Metal Fabricate/Hardware	—	451,785	—
Mining	2,608,842	1,051,602	—
Miscellaneous Manufacturing	4,614,068	—	—
Office/Business Equipment	1,028,517	405,034	—
Oil & Gas	289,967	2,727,321	—
Packaging & Containers	2,882,644	—	—
Pharmaceuticals	9,249,288	1,440,269	—
Retail	11,786,302	1,412,790	—
Savings & Loans	1,194,261	—	—
Software	—	308,052	—
Telecommunications	7,098,523	2,475,021	—
Toys/Games/Hobbies	—	276,755	—
Transportation	2,821,879	1,080,811	—
Water	893,370	—	—

Total Common Stock	96,826,842	31,982,543	—

Real Estate Investment Trusts	1,040,811	—	—
Exchange-Traded Funds	783,351	—	—
Rights	19,733	147,814	—
Short-Term Investments	—	1,021,000	—

Total	$99,168,194	$32,653,900	$—

Other Financial Instruments**	(41,966)	—	—

Total	$(41,966)	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

See Accompanying Notes to Financial Statements

90

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio
as of June 30, 2009 (Unaudited) (continued)

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Focus 5 Portfolio Open Futures contracts on June 30, 2009:

			Unrealized
	Number	Expiration	Appreciation/
Contract Description	of Contracts	Date	(Depreciation)

Long Contracts
DJIA Mini e-CBOT	38	09/18/09	$(43,755)
Russell 2000 Mini Index	3	09/18/09	4,828
S&P 500 E-Mini	14	09/18/09	(3,039)

			$(41,966)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

91

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change dally.

Shares			Value

COMMON STOCK: 24.8%

		Banks: 4.1%
550,000		Bank of America Corp.	$7,260,000
200,000	@@	Barclays PLC	929,409
204,000		Capital One Financial Corp.	4,463,520
300,000	@@	HSBC Holdings PLC	2,499,350
100,000		JPMorgan Chase & Co.	3,411,000
299,600		Wells Fargo & Co.	7,268,296

			25,831,575

		Beverages: 0.3%
150,000	@@	Diageo PLC	2,154,466

			2,154,466

		Electric: 11.9%
125,000		Ameren Corp.	3,111,250
175,000		American Electric Power Co., Inc.	5,055,750
100,000		Consolidated Edison, Inc.	3,742,000
160,000		Dominion Resources, Inc.	5,347,200
500,000		Duke Energy Corp.	7,295,000
60,000		FirstEnergy Corp.	2,325,000
70,000		FPL Group, Inc.	3,980,200
225,000		Pacific Gas & Electric Co.	8,649,000
125,000		Pinnacle West Capital Corp.	3,768,750
200,000		Portland General Electric Co.	3,896,000
150,000		Progress Energy, Inc.	5,674,500
200,000		Public Service Enterprise Group, Inc.	6,526,000
200,000		Southern Co.	6,232,000
250,000		TECO Energy, Inc.	2,982,500
350,000		Xcel Energy, Inc.	6,443,500

			75,028,650

		Gas: 1.4%
120,000		AGL Resources, Inc.	3,816,000
50,000		CenterPoint Energy, Inc.	554,000
40,000		NiSource, Inc.	466,400
80,800		Sempra Energy	4,010,104

			8,846,504

		Healthcare — Products: 0.5%
60,000		Johnson & Johnson	3,408,000

			3,408,000

		Mining: 0.8%
10,000	@@	Barrick Gold Corp.	335,500
120,000		Newmont Mining Corp.	4,904,400

			5,239,900

		Oil & Gas: 1.9%
262,300	@@	Canadian Oil Sands Trust	6,266,876
140,000		ConocoPhillips	5,888,400

			12,155,276

		Pharmaceuticals: 1.1%
250,000		Merck & Co., Inc.	6,990,000

			6,990,000

		Pipelines: 0.6%
209,600		Spectra Energy Corp.	3,546,432

			3,546,432

		Semiconductors: 1.3%
300,000		Intel Corp.	4,965,000
200,000		Maxim Integrated Products	3,138,000

			8,103,000

		Telecommunications: 0.9%
225,000		AT&T, Inc.	5,589,000

			5,589,000

		Total Common Stock (Cost $201,493,184)	156,892,803

REAL ESTATE INVESTMENT TRUSTS: 0.2%

		Diversified: 0.2%
120,000		Duke Realty Corp.	1,052,400

			1,052,400

		Mortgage: 0.0%
85,900	@	iStar Financial, Inc.	243,956

			243,956

		Total Real Estate Investment Trusts (Cost $4,415,431)	1,296,356

PREFERRED STOCK: 2.8%

		Auto Manufacturers: 0.0%
120,000	P	General Motors Corp.	322,500

			322,500

		Banks: 1.6%
5,770		Bank of America Corp.	4,823,893
73,800	P	Citigroup, Inc.	2,476,728
4,000		Wells Fargo & Co.	3,139,880

			10,440,501

		Diversified Financial Services: 0.4%
81,000		Legg Mason, Inc.	2,041,200
1,839	#,P	Preferred Blocker, Inc.	791,000

			2,832,200

		Oil & Gas: 0.5%
700	P	McMoRan Exploration Co.	733,250
20,000	#	SandRidge Energy, Inc.	2,377,200

			3,110,450

See Accompanying Notes to Financial Statements

92

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Real Estate: 0.1%
90,000		Felcor Lodging Trust, Inc.	$534,375

			534,375

		Sovereign: 0.2%
191,500	P	Federal Home Loan Mortgage Corporation — Series Z	233,630
50	P	Federal National Mortgage Association — Convertible Series 2004-1	162,500
113,600		Federal National Mortgage Association — Series 08-1	101,104
100,000	P	Federal National Mortgage Association — Series Q	120,000
194,460	P	Federal National Mortgage Association — Series R	213,906
96,100	P	Federal National Mortgage Association — Series S	128,774

			959,914

		Total Preferred Stock (Cost $45,517,715)	18,199,940

Principal
Amount			Value

CONVERTIBLE BONDS: 1.5%

		Banks: 0.3%
$2,174,450	#	Goldman Sachs Group, Inc., 9.000%, due 08/18/09	$1,909,456

			1,909,456

		Pharmaceuticals: 0.4%
2,000,000	#	Mylan, Inc., 3.750%, due 09/15/15	2,247,500

			2,247,500

		Real Estate: 0.3%
1,500,000	C	Vornado Realty Trust, 2.850%, due 04/01/27	1,312,500
1,000,000	C	Vornado Realty Trust, 3.625%, due 11/15/26	910,000

			2,222,500

		Semiconductors: 0.5%
5,000,000	#	Advanced Micro Devices, Inc., 5.750%, due 08/15/12	3,100,000

			3,100,000

		Total Convertible Bonds (Cost $10,175,798)	9,479,456

CORPORATE BONDS/NOTES: 61.2%

		Advertising: 0.3%
2,100,000	#,C	Lamar Media Corp., 9.750%, due 04/01/14	2,181,375

			2,181,375

		Agriculture: 1.3%
2,000,000		Altria Group, Inc., 8.500%, due 11/10/13	2,275,544
5,000,000		Altria Group, Inc., 9.700%, due 11/10/18	5,741,315

			8,016,859

		Auto Manufacturers: 0.0%
500,000	±,C	General Motors Corp., 8.375%, due 07/15/33	66,250

			66,250

		Auto Parts & Equipment: 0.9%
2,231,924		Allison Transmission, Inc., 3.070%, due 08/07/14	1,780,359
205,117		Allison Transmission, Inc., 3.080%, due 08/07/14	163,618
3,929,825		U.S. Investigations Services, Inc., 3.359%, due 04/01/15	3,468,070

			5,412,047

		Banks: 5.5%
1,500,000	C	Bank of America Corp., 8.125%, due 12/29/49	1,254,660
823,000	#	General Motors Acceptance Corp., 6.875%, due 09/15/11	728,355
7,000,000	#	General Motors Acceptance Corp., 7.750%, due 01/19/10	6,895,000
2,000,000		Goldman Sachs Group, Inc., 7.500%, due 02/15/19	2,145,238
3,842,000	#	Goldman Sachs Group, Inc., 12.500%, due 04/01/10	3,878,000
10,500,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	9,214,061
3,000,000	C	Morgan Stanley, 5.300%, due 03/01/13	3,041,103
1,325,000	C	Wells Fargo Capital XIII, 7.700%, due 12/29/49	1,100,591
6,500,000	C	Wells Fargo Capital XV, 9.750%, due 09/26/44	6,294,061

			34,551,069

		Beverages: 0.3%
2,000,000	#,C	Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	2,152,322

			2,152,322

		Chemicals: 0.4%
EUR 3,000,000	@@, #,C	Ineos Group Holdings PLC, 7.875%, due 02/15/16	1,325,702
700,000	C	Johnsondiversey, Inc., 9.625%, due 05/15/12	698,250
400,000	#,C	Nalco Co., 8.250%, due 05/15/17	404,000

			2,427,952

		Commercial Services: 1.7%
6,000,000	C	Ceridian Corp., 11.250%, due 11/15/15	5,047,500
5,000,000	C	Hertz Corp., 8.875%, due 01/01/14	4,625,000
1,500,000	C,L	Hertz Corp., 10.500%, due 01/01/16	1,342,500

			11,015,000

		Computers: 0.5%
800,000		SunGard Data Systems, Inc., 10.250%, due 08/15/15	743,000
2,500,000	#,C	SunGard Data Systems, Inc., 10.625%, due 05/15/15	2,462,500

			3,205,500

		Diversified Financial Services: 4.4%
1,000,000		American Express Co., 7.000%, due 03/19/18	972,591
5,000,000		American Express Credit Corp., 7.300%, due 08/20/13	5,203,145
3,000,000	@@, #,C	CEVA Group PLC, 10.000%, due 09/01/14	2,055,000
2,000,000		Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	1,730,744

See Accompanying Notes to Financial Statements

93

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Diversified Financial Services (continued)
$5,000,000		Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	$4,750,355
2,500,000		Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	2,024,718
2,500,000		Ford Motor Credit Co., LLC, 9.750%, due 09/15/10	2,395,388
2,000,000		Ford Motor Credit Co., LLC, 9.875%, due 08/10/11	1,850,944
5,000,000		Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	4,680,515
1,000,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	927,038
1,000,000	@@, #,C	Petroplus Finance Ltd., 7.000%, due 05/01/17	835,000
400,000	+,C	Vanguard Health Holding Co. I, LLC, 0.000% (step rate 11.250%), due 10/01/15	392,000

			27,817,438

		Electric: 5.0%
1,500,000	C	Arizona Public Service Co., 8.750%, due 03/01/19	1,638,129
1,750,000	#,C	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	1,684,375
1,000,000	C	CMS Energy Corp., 8.750%, due 06/15/19	1,016,723
8,586,000	&,C	Energy Future Holdings, 11.250%, due 11/01/17	5,280,390
3,000,000	C,W	Illinois Power Co., 9.750%, due 11/15/18	3,459,411
1,500,000	@@, #,C	Intergen NV, 9.000%, due 06/30/17	1,428,750
3,000,000	C	Public Service Co. of New Mexico, 7.950%, due 05/15/18	2,917,050
1,000,000	C,L	RRI Energy, Inc., 7.625%, due 06/15/14	920,000
1,100,000	C	RRI Energy, Inc., 7.875%, due 06/15/17	990,000
85,659		Texas Competitive Electric Holdings Co., LLC, 3.819%, due 10/24/14	61,423
8,351,740		Texas Competitive Electric Holdings Co., LLC, 3.821%, due 10/24/14	5,988,724
6,500,000	C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	4,078,750
4,225,000	&,C	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	1,964,625

			31,428,350

		Electronics: 0.5%
1,000,000	@@, C	Flextronics International Ltd., 6.250%, due 11/15/14	940,000
2,050,000	C,L	Sanmina-SCI Corp., 6.750%, due 03/01/13	1,599,000
1,000,000	C	Sanmina-SCI Corp., 8.125%, due 03/01/16	733,750

			3,272,750

		Entertainment: 0.2%
1,000,000	#,C	Cinemark USA, Inc., 8.625%, due 06/15/19	992,500

			992,500

		Environmental Control: 1.1%
1,500,000	C	Allied Waste North America, Inc., 6.125%, due 02/15/14	1,516,506
950,000	C	Allied Waste North America, Inc., 6.875%, due 06/01/17	941,916
900,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	905,718
3,500,000	C	Allied Waste North America, Inc., 7.375%, due 04/15/14	3,573,560
			6,937,700

		Food: 0.7%
1,000,000	#,C	JBS USA LLC, 11.625%, due 05/01/14	950,000
2,000,000	C	Supervalu, Inc., 8.000%, due 05/01/16	1,950,000
1,500,000	#,C	Tyson Foods, Inc., 10.500%, due 03/01/14	1,635,000

			4,535,000

		Gas: 0.2%
1,250,000	C	Sempra Energy, 8.900%, due 11/15/13	1,398,066

			1,398,066

		Healthcare — Products: 0.2%
60,000		Bausch & Lomb, Inc, 3.559%, due 04/26/15	55,232
945,600		Bausch & Lomb, Inc, 3.848%, due 04/26/15	870,459
60,000		Bausch & Lomb, Inc., 3.510%, due 04/26/15	55,232
120,000		Bausch & Lomb, Inc., 3.848%, due 04/26/15	110,464

			1,091,387

		Healthcare — Services: 6.8%
5,000,000	C	Community Health Systems, Inc., 8.875%, due 07/15/15	4,925,000
4,000,000	C	DaVita, Inc., 7.250%, due 03/15/15	3,780,000
2,000,000	C	HCA, Inc., 6.500%, due 02/15/16	1,625,000
6,000,000	#,C	HCA, Inc., 8.500%, due 04/15/19	5,910,000
4,000,000	C	HCA, Inc., 9.250%, due 11/15/16	3,950,000
4,000,000	C	Tenet Healthcare Corp., 7.375%, due 02/01/13	3,620,000
2,750,000	#,C	Tenet Healthcare Corp., 9.000%, due 05/01/15	2,784,375
12,000,000	C,L	Tenet Healthcare Corp., 9.250%, due 02/01/15	11,040,000
2,750,000	#,C, L	Tenet Healthcare Corp., 10.000%, due 05/01/18	2,901,250
3,356,000	&,C	US Oncology Holdings, Inc., 6.904%, due 03/15/12	2,844,210

			43,379,835

		Home Builders: 0.3%
2,500,000	C	KB Home, 5.750%, due 02/01/14	2,200,000

			2,200,000

See Accompanying Notes to Financial Statements

94

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Household Products/Wares: 0.3%
$400,000	C	Jarden Corp., 8.000%, due 05/01/16	$383,000
1,500,000	C	Johnsondiversey Holdings, Inc., 10.670%, due 05/15/13	1,267,500

			1,650,500

		Insurance: 1.3%
3,500,000	C	Aflac, Inc., 8.500%, due 05/15/19	3,746,162
6,000,000	#,C	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	4,327,230

			8,073,392

		Iron/Steel: 0.3%
2,000,000	@@	ArcelorMittal, 9.850%, due 06/01/19	2,161,884

			2,161,884

		Lodging: 1.1%
750,000	#,C	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., 11.250%, due 06/01/17	712,500
2,000,000	C	MGM Mirage, Inc., 6.750%, due 04/01/13	1,345,000
2,000,000	#	MGM Mirage, Inc., 13.000%, due 11/15/13	2,200,000
2,500,000	C	Wyndham Worldwide Corp., 9.875%, due 05/01/14	2,494,030

			6,751,530

		Machinery — Construction & Mining: 0.5%
4,000,000	C	Terex Corp., 8.000%, due 11/15/17	3,095,000

			3,095,000

		Media: 5.9%
6,000,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	5,970,000
5,000,000	±,C ,L	CCH I Holdings, LLC, 11.750%, due 05/15/14	56,250
5,000,000	±,C	CCH I Holdings, LLC, 13.500%, due 01/15/14	68,750
5,000,000	±,C	CCH I, LLC, 11.000%, due 10/01/15	625,000
8,000,000	±,C	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	8,480,000
10,000,000		Clear Channel Communications, Inc., 3.958%, due 11/13/15	6,041,670
2,400,000	±,C	Dex Media, Inc., 8.000%, due 11/15/13	372,000
5,000,000	C	Dex Media, Inc., 9.000%, due 11/15/13	775,000
5,200,000	C	DirecTV Holdings, LLC, 7.625%, due 05/15/16	5,083,000
6,000,000	C	Echostar DBS Corp., 7.750%, due 05/31/15	5,745,000
1,941,550		Idearc, Inc., 5.750%, due 11/17/13	833,480
4,600,000	±,C	R.H. Donnelley Corp., 6.875%, due 01/15/13	258,750
6,000,000	±,C	R.H. Donnelley Corp., 8.875%, due 01/15/16	337,500
6,000,000	±,C	R.H. Donnelley Corp., 8.875%, due 10/15/17	337,500
3,750,000	&,#, C	Univision Communications, Inc., 9.750%, due 03/15/15	2,203,125
500,000	#,C	Univision Communications, Inc., 12.000%, due 07/01/14	493,750

			37,680,775

		Mining: 1.9%
2,700,000	@@, #,C, L	Anglo American Capital PLC, 9.375%, due 04/08/14	2,935,697
2,500,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	2,512,500
2,000,000	@@ ,C	Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	2,224,684
2,000,000	@@ ,C	Rio Tinto Finance USA Ltd., 9.000%, due 05/01/19	2,226,710
1,200,000	@@, #,C	Teck Cominco Ltd. — Class B, 9.750%, due 05/15/14	1,243,195
1,100,000	@@, #,C	Teck Cominco Ltd. — Class B, 10.750%, due 05/15/19	1,184,322

			12,327,108

		Miscellaneous Manufacturing: 0.8%
1,000,000	@@,C	Ingersoll-Rand Global Holding Co., Ltd., 9.500%, due 04/15/14	1,096,144
3,266,000	#,C	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	2,808,760
1,500,000	C,L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	1,113,750

			5,018,654

		Oil & Gas: 7.8%
400,000	C	Bill Barrett Co., 9.875%, due 07/15/16	380,688
2,900,000	C	Callon Petroleum Co., 9.750%, due 12/08/10	1,116,500
4,000,000	C	Chesapeake Energy Corp., 6.250%, due 01/15/18	3,340,000
6,000,000	C	Chesapeake Energy Corp., 7.250%, due 12/15/18	5,250,000
3,500,000		Chesapeake Energy Corp., 9.500%, due 02/15/15	3,543,750
2,000,000	#,C	Forest Oil Corp., 8.500%, due 02/15/14	1,975,000
1,700,000	C	Mariner Energy, Inc., 7.500%, due 04/15/13	1,555,500
3,000,000	C	Newfield Exploration Co., 6.625%, due 04/15/16	2,722,500
4,200,000	C	PetroHawk Energy Corp., 7.875%, due 06/01/15	3,906,000
2,400,000	#,C	PetroHawk Energy Corp., 10.500%, due 08/01/14	2,466,000
2,000,000	C	Pioneer Natural Resources Co., 6.650%, due 03/15/17	1,760,708
2,500,000	C	Pioneer Natural Resources Co., 6.875%, due 05/01/18	2,190,460
2,000,000	C	Plains Exploration & Production Co., 10.000%, due 03/01/16	2,065,000
1,300,000	C	Quicksilver Resources, Inc., 11.750%, due 01/01/16	1,352,000
2,000,000	C	Sabine Pass LNG LP, 7.250%, due 11/30/13	1,705,000
2,500,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	2,031,250
2,000,000	#,C	SandRidge Energy, Inc., 9.875%, due 05/15/16	1,940,000

See Accompanying Notes to Financial Statements

95

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Oil & Gas (continued)
$2,000,000	C	Valero Energy Corp., 9.375%, due 03/15/19	$2,281,762
3,000,000	#,C	W&T Offshore, Inc., 8.250%, due 06/15/14	2,325,000
3,000,000	@@, #,C	Woodside Finance Ltd., 8.125%, due 03/01/14	3,232,083
2,000,000	@@, #,C	Woodside Finance Ltd., 8.750%, due 03/01/19	2,198,670

			49,337,871

		Oil & Gas Services: 0.6%
2,000,000	C	Sesi, LLC, 6.875%, due 06/01/14	1,825,000
1,700,000	@@, C	Weatherford International, Ltd., 9.625%, due 03/01/19	2,003,163

			3,828,163

		Packaging & Containers: 0.0%
36,639		Berry Plastics Holding Corp., 8.161%, due 06/15/14	10,076

			10,076

		Pipelines: 3.1%
7,000,000	C,L	Dynegy Holdings, Inc., 6.875%, due 04/01/11	6,772,500
2,500,000		Dynegy Holdings, Inc., 7.750%, due 06/01/19	1,959,375
2,500,000	C,L	Dynegy Holdings, Inc., 8.750%, due 02/15/12	2,437,500
4,500,000	C	El Paso Corp., 7.250%, due 06/01/18	4,177,283
1,500,000	C	El Paso Corp., 7.750%, due 01/15/32	1,228,532
1,600,000	C	El Paso Corp., 12.000%, due 12/12/13	1,768,000
1,000,000	#	Williams Companies, Inc., 8.750%, due 01/15/20	1,044,298

			19,387,488

		Real Estate: 2.5%
1,500,000	C	Duke Realty LP, 5.950%, due 02/15/17	1,164,414
1,500,000	C	HCP, Inc., 6.700%, due 01/30/18	1,305,071
2,500,000	C	Host Hotels & Resorts L.P., 6.375%, due 03/15/15	2,175,000
2,000,000	C	Host Hotels & Resorts L.P., 6.875%, due 11/01/14	1,810,000
1,000,000	#,C	Host Hotels & Resorts L.P., 9.000%, due 05/15/17	957,500
4,500,000		iStar Financial, Inc., 1.097%, due 10/01/12	1,724,400
500,000	C	iStar Financial, Inc., 5.150%, due 03/01/12	252,633
5,000,000	C	iStar Financial, Inc., 8.625%, due 06/01/13	2,601,790
3,500,000	C	Simon Property Group, Inc., 10.350%, due 04/01/19	3,983,116

			15,973,924

		Retail: 1.8%
5,500,000	C	Dollar General Corp., 10.625%, due 07/15/15	5,967,500
3,000,000	&,C, L	Dollar General Corp., 11.875%, due 07/15/17	3,255,000
1,000,000	#,C	Limited Brands, 8.500%, due 06/15/19	959,655
1,500,000	#,C	Wendy’s/Arby’s Restaurants LLC, 10.000%, due 07/15/16	1,441,875

			11,624,030

		Savings & Loans: 0.0%
1,750,000	#, ±,C	Washington Mutual IV, 9.750%, due 10/29/49	30,625

			30,625

		Semiconductors: 0.6%
4,333,629		Freescale Semiconductor, Inc., 0.635%, due 12/15/14	3,191,718
1,106,000	C	Freescale Semiconductor, Inc., 10.125%, due 12/15/16	381,570

			3,573,288

		Software: 1.3%
333,295		First Data Corp., 3.060%, due 09/24/14	250,703
5,576,629		First Data Corp., 3.065%, due 09/24/14	4,194,669
5,200,000	C,L	First Data Corporation, 9.875%, due 09/24/15	3,718,000

			8,163,372

		Telecommunications: 1.1%
1,400,000	#,C	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, due 05/01/17	1,372,000
1,500,000	C	Crown Castle International Corp., 9.000%, due 01/15/15	1,533,750
1,000,000	@@, #,C	Digicel Group Ltd., 8.875%, due 01/15/15	835,000
4,000,000	@@, ±,C	Nortel Networks Ltd., 10.750%, due 07/15/16	1,400,000
1,600,000	#,C	Qwest Corp., 8.375%, due 05/01/16	1,552,000

			6,692,750

		Total Corporate Bonds/Notes (Cost $445,016,476)	387,461,830

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.3%

		Federal Home Loan Mortgage Corporation##: 1.3%
3,747,057		5.000%, due 10/01/36	3,820,095
4,205,252		5.500%, due 06/01/37	4,347,795

		Total U.S. Government Agency Obligations (Cost $7,730,172)	8,167,890

		Total Long-Term Investments (Cost $714,348,776)	581,498,275

See Accompanying Notes to Financial Statements

96

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 3.0%

		Securities Lending CollateralCC: 3.0%
$19,122,493		Bank of New York Mellon Corp. Institutional Cash Reserves	$19,070,042

		Total Short-Term Investments (Cost $19,122,493)	19,070,042

	Total Investments in Securities
	(Cost $733,471,269)*	94.8%	$600,568,317
	Other Assets and Liabilities - Net	5.2	32,635,622

	Net Assets	100.0%	$633,203,939

@	Non-income producing security
@@	Foreign Issuer & Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
±	Defaulted security
EUR	EU Euro

*	Cost for federal income tax purposes is $733,450,344.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$21,464,708
Gross Unrealized Depreciation	(154,346,735)

Net Unrealized Depreciation	$(132,882,027)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Banks	$22,402,816	$3,428,759	$—
Beverages	—	2,154,466	—
Electric	75,028,650	—	—
Gas	8,846,504	—	—
Healthcare — Products	3,408,000	—	—
Mining	5,239,900	—	—
Oil & Gas	12,155,276	—	—
Pharmaceuticals	6,990,000	—	—
Pipelines	3,546,432	—	—
Semiconductors	8,103,000	—	—
Telecommunications	5,589,000	—	—

Total Common Stock	151,309,578	5,583,225	—

Real Estate Investment Trusts	1,296,356	—	—
Preferred Stock	120,000	18,079,940	—
Convertible Bonds	—	9,479,456	—
Corporate Bonds/Notes	—	387,461,830	—
U.S. Government Agency Obligations	—	8,167,890	—
Short-Term Investments	—	19,070,042	—

Total	$152,725,934	$447,842,383	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

See Accompanying Notes to Financial Statements

97

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

98

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 85.7%

		Aerospace/Defense: 1.1%
55,005	@	Gencorp, Inc.	$105,060
81,140		United Technologies Corp.	4,216,034

			4,321,094

		Agriculture: 9.7%
426,498		Altria Group, Inc.	6,990,302
397,429	@@	British American Tobacco PLC	10,970,687
82	@@	British American Tobacco PLC ADR	4,576
336,586	@@	Imperial Tobacco Group PLC	8,760,499
974	@@	Japan Tobacco, Inc.	3,044,561
34,264	@@	KT&G Corp.	1,933,415
20,157		Lorillard, Inc.	1,366,040
59,427		Philip Morris International, Inc.	2,592,206
103,353		Reynolds American, Inc.	3,991,493

			39,653,779

		Airlines: 0.0%
16,917	@,@@	ACE Aviation Holdings, Inc.	77,083

			77,083

		Auto Manufacturers: 0.5%
46,017	@@	DaimlerChrysler AG	1,671,143
1,159,302	I	Daimler Chrysler Escrow	220,267

			1,891,410

		Auto Parts & Equipment: 0.4%
129,369	@	Goodyear Tire & Rubber Co.	1,456,695

			1,456,695

		Banks: 1.3%
81,500		Bank of America Corp.	1,075,800
525,294	@@	Barclays PLC	2,441,065
47,924	@	Guaranty Bancorp	91,535
498,859	@@	Intesa Sanpaolo S.p.A.	1,612,077

			5,220,477

		Beverages: 4.6%
33,768		Brown-Forman Corp. — Class B	1,451,349
145		Brown-Forman Corp. — Class A	6,686
31,319	@@	Carlsberg A/S	2,009,128
248,591	@	Dr Pepper Snapple Group, Inc.	5,267,643
78,210	@@	Lion Nathan Ltd.	728,467
110,070		Pepsi Bottling Group, Inc.	3,724,769
33,900		PepsiAmericas, Inc.	908,859
77,072	@@	Pernod-Ricard SA	4,872,766

			18,969,667

		Building Materials: 0.3%
98,061	@	Owens Corning, Inc.	1,253,220

			1,253,220

		Chemicals: 1.7%
74,083	@@	Koninklijke DSM NV	2,329,667
55,412	@@	Linde AG	4,552,273

			6,881,940

		Commercial Services: 0.5%
77,813		H&R Block, Inc.	1,340,718
42,134		Hillenbrand, Inc.	701,110

			2,041,828

		Computers: 2.3%
514,575	@	Dell, Inc.	7,065,115
265,660	@	Sun Microsystems, Inc.	2,449,385

			9,514,500

		Diversified Financial Services: 0.7%
32,500		Ameriprise Financial, Inc.	788,775
28,290	@@	Deutsche Boerse AG	2,201,669

			2,990,444

		Electric: 4.5%
123,130		Constellation Energy Group, Inc.	3,272,795
170,712	@@	E.ON AG	6,059,931
29,764		Entergy Corp.	2,307,305
72,424		Exelon Corp.	3,708,833
58,737	@@	Gaz de France	2,198,663
30,920	@	NRG Energy, Inc.	802,683

			18,350,210

		Electronics: 2.0%
143,685	@@	Koninklijke Philips Electronics NV	2,652,869
52,880	@	Thermo Electron Corp.	2,155,918
186,861	@,@@	Tyco Electronics Ltd.	3,473,746

			8,282,533

		Food: 10.0%
414,769	@@	Cadbury PLC	3,545,315
99,942	@@	Carrefour SA	4,286,009
57,793		General Mills, Inc.	3,237,564
54,356	@@	Groupe Danone	2,695,239
264,425		Kraft Foods, Inc.	6,700,530
233,767		Kroger Co.	5,154,562
209,511	@@	Nestle SA	7,910,810
787,547	@@	Orkla ASA	5,726,657
116,526		Supervalu, Inc.	1,509,012

			40,765,698

		Forest Products & Paper: 3.2%
36,878	@,@@	Domtar Corp.	611,437
288,454		International Paper Co.	4,364,309

See Accompanying Notes to Financial Statements

99

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Forest Products & Paper (continued)
53,357		MeadWestvaco Corp.	$875,588
233,005		Weyerhaeuser Co.	7,090,342

			12,941,676

		Healthcare — Services: 1.0%
63,300	@	Community Health Systems, Inc.	1,598,325
3,265	@	Kindred Healthcare, Inc.	40,388
86,299	@,@@	MDS, Inc.	453,327
751,498	@	Tenet Healthcare Corp.	2,119,224

			4,211,264

		Holding Companies — Diversified: 0.6%
515,826	@@	Keppel Corp., Ltd.	2,445,078

			2,445,078

		Insurance: 7.4%
89,075	@@	ACE Ltd.	3,939,787
5,750	@	Alleghany Corp.	1,558,250
2	@	Berkshire Hathaway, Inc. — Class A	180,000
4,719	@	Berkshire Hathaway, Inc. — Class B	13,664,950
115,175	@	Conseco, Inc.	272,965
174,739		Old Republic International Corp.	1,721,179
51,731		Travelers Cos., Inc.	2,123,040
20,198		White Mountains Insurance Group Ltd.	4,623,524
11,352	@@	Zurich Financial Services AG	2,006,504

			30,090,199

		Lodging: 0.0%
3,291	@	Trump Entertainment Resorts, Inc.	559

			559

		Media: 4.8%
752,200		Comcast Corp. – Special Class A	10,606,019
840,403		News Corp. — Class A	7,656,071
45,104	@	Time Warner Cable, Inc.	1,428,444

			19,690,534

		Metal Fabricate/Hardware: 0.4%
121,680	@@	SKF AB — B Shares	1,503,937

			1,503,937

		Mining: 0.7%
95,132	@@	Anglo American PLC	2,781,571

			2,781,571

		Miscellaneous Manufacturing: 2.6%
247,172		Eastman Kodak Co.	731,629
68,622		Federal Signal Corp.	524,958
31,905		Parker Hannifin Corp.	1,370,639
66,715	@@	Siemens AG	4,613,518
136,246	@@	Tyco International Ltd.	3,539,671

			10,780,415

		Oil & Gas: 6.0%
287,118	@@	BP PLC	2,268,751
97	@@	BP PLC ADR	4,625
201,057		Marathon Oil Corp.	6,057,847
20,911		Noble Energy, Inc.	1,233,122
55,336	@	Pride International, Inc.	1,386,720
196,083	@@	Royal Dutch Shell PLC	4,913,307
49,265	@@	Total SA	2,670,200
79,146	@	Transocean, Ltd.	5,879,756

			24,414,328

		Oil & Gas Services: 0.6%
37,997		Baker Hughes, Inc.	1,384,611
63,611	@	Exterran Holdings, Inc.	1,020,320

			2,404,931

		Packaging & Containers: 0.4%
109,380		Temple-Inland, Inc.	1,435,066

			1,435,066

		Pharmaceuticals: 2.4%
77,496	@@	Novartis AG	3,154,649
54,068	@	Valeant Pharmaceuticals International	1,390,629
113,520		Wyeth	5,152,673

			9,697,951

		Real Estate: 0.3%
33,647	@	Forestar Real Estate Group, Inc.	399,726
31,181	@	St. Joe Co.	825,985

			1,225,711

		Retail: 3.5%
360,845		CVS Caremark Corp.	11,500,130
56,554		Wal-Mart Stores, Inc.	2,739,476

			14,239,606

		Semiconductors: 1.4%
717,547	@	LSI Logic Corp.	3,272,014
165,262		Maxim Integrated Products	2,592,961

			5,864,975

		Software: 2.9%
500,440	S	Microsoft Corp.	11,895,459

			11,895,459

		Telecommunications: 5.0%
688,142		Motorola, Inc.	4,562,381
875,649		Qwest Communications International, Inc.	3,633,943
415,953	@@	Royal KPN NV	5,739,224
166,287	@@	Telefonica SA	3,776,324
285,457		Virgin Media, Inc.	2,669,023

			20,380,895

		Toys/Games/Hobbies: 1.8%
464,097		Mattel, Inc.	7,448,757

			7,448,757

		Transportation: 1.1%
487	@@	AP Moller — Maersk A/S — Class B	2,917,886
73,039	@@	TNT NV	1,427,617

			4,345,503

		Total Common Stock (Cost $471,571,252)	349,468,993

REAL ESTATE INVESTMENT TRUSTS: 1.5%

		Diversified: 0.3%
22,000		Vornado Realty Trust	990,660

			990,660

		Health Care: 0.2%
32,152		Ventas, Inc.	960,059

			960,059

		Shopping Centers: 0.4%
698,947	@@	Link Real Estate Investment Trust	1,485,478

			1,485,478

See Accompanying Notes to Financial Statements

100

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Single Tenant: 0.6%
9,488	@	Alexander’s, Inc.	$2,557,965

			2,557,965

		Total Real Estate Investment Trusts (Cost $7,120,586)	5,994,162

RIGHTS: 0.0%

		Airlines: 0.0%
715,000		Northwest Airlines Claim (Pending Reorganization) due 02/20/49	450

		Total Rights (Cost $188,587)	450

WARRANTS: 0.0%

		Transportation: 0.0%
3,127	@@	Groupe Eurotunnel SA	496

		Total Warrants (Cost $759)	496

Number of
Contracts			Value

POSITIONS IN PURCHASED OPTIONS: 0.2%

235		S&P 500 Index Strike @ $775.00 — Exp 12/19/09 0.2%	$611,000

		Total Positions in Purchased Options (Cost $1,387,205)	611,000

Principal
Amount			Value

CONVERTIBLE BONDS: 0.0%

		Transportation: 0.0%
EUR 47,000	@@	Eurotunnel Group UK PLC, 3.000%, due 07/28/10	$59,341
GBP 31,986	@@	Eurotunnel Group UK PLC, Series T3 3.000%, due 07/28/10	48,882

		Total Convertible Bonds (Cost $168,377)	108,223

CORPORATE BONDS/NOTES: 4.1%

		Auto Manufacturers: 0.0%
$1,017,500	I	Daimler Chrysler Escrow, 2.000%, due 07/31/14	193,325

			193,325

		Auto Parts & Equipment: 0.0%
37,000	±	Dana Corp., due 03/01/09	—
179,000	±	Dana Corp., due 01/15/15	—
7,000	±	Dana Corp., due 03/15/28	—
29,000	±	Dana Corp., due 03/01/29	—

		Commercial Services: 0.2%
897,684		Quebecor World, 7.250%, due 07/21/09	872,998

			872,998

		Diversified Financial Services: 0.3%
150,000		American General Finance Corp., 5.850%, due 06/01/13	86,112
2,105,000		American General Finance Corp., 6.900%, due 12/15/17	1,141,320

			1,227,432

		Electric: 1.8%
441,818		Boston Generating, LLC, 2.760%, due 12/20/13	321,975
22,912		Boston Generating, LLC, 2.860%, due 12/20/13	16,697
5,068,316		Calpine Corp., 3.475%, due 03/29/14	4,499,540
270,773	I	Calpine Corp., 3.427%, due 07/28/09	259,821
3,399,796		Texas Competitive Electric Holdings Co., LLC, 3.510%, due 10/10/14	2,434,339

			7,532,372

		Household Products/Wares: 0.1%
111,952		Spectrum Brands, Inc., 0.000%, due 04/01/13	100,383
EUR 335,016	@@	Spectrum Brands, Inc., 0.000%, due 04/01/49	410,058

			510,441

		Lodging: 0.0%
190,000	±,C	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	24,463

			24,463

		Media: 0.8%
507,347		Charter Communications, 9.250%, due 03/06/14	500,054
2,912,321		Charter Communications Operating, LLC, 2.510%, due 03/06/14	2,641,111

			3,141,165

		Real Estate: 0.4%
944,891		Realogy Corp., 0.110%, due 10/10/13	689,096
254,409		Realogy Corp., 3.000%, due 10/10/13	185,537
53,139		Realogy Corp., 4.550%, due 10/10/13	38,753
695,156		Realogy Corp., 4.600%, due 10/10/13	448,376
159,544		Realogy Corp., 4.7000%, due 10/10/13	102,906
1,216,000	±,C	Tropicana Entertainment, LLC, 9.625%, due 12/15/14	16,720

			1,481,388

		Software: 0.5%
1,407,456		First Data Corporation, 2.760%, due 09/24/14	1,058,626
525,918		Margin Account Pontus I, 0.000%, due 01/00/00	—
299,755	I	Pontus I, LLC, 3.065%, due 07/28/09	287,631
265,026	I	Pontus I, LLC, 7.660%, due 07/28/09	254,307
132,558	I	Pontus II, LLC, 7.420%, due 06/25/49	230,927

			1,831,491

		Total Corporate Bonds/Notes (Cost $17,831,975)	16,815,075

See Accompanying Notes to Financial Statements

101

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.2%

		Federal Home Loan Mortgage Corporation##: 1.2%
$5,000,000		0.330%, due 12/24/09	$4,991,935

		Total U.S. Government Agency Obligations (Cost $4,991,689)	4,991,935

		Total Long-Term Investments
		(Cost $503,260,430)	377,990,334

SHORT-TERM INVESTMENTS: 8.0%

		U.S. Government Agency Obligations: 2.9%
4,300,000	Z	Federal Home Loan Bank, 0.010%, due 07/01/09	4,299,999
2,000,000	Z	Federal Home Loan Bank, 0.120%, due 09/02/09	1,999,562
3,500,000	Z	Federal Home Loan Bank, 0.120%, due 09/14/09	3,499,090
2,000,000	Z	Federal Home Loan Bank, 0.160%, due 08/21/09	1,999,531

		Total U.S. Government Agency Obligations (Cost $11,782,818)	11,798,182

		U.S. Treasury Bills: 5.1%
3,000,000		0.090%, due 07/02/09	2,999,984
3,000,000		0.120%, due 08/27/09	2,999,438
1,000,000		0.130%, due 08/20/09	999,819
2,000,000		0.140%, due 08/06/09	1,999,708
2,000,000		0.160%, due 09/24/09	1,999,220
2,000,000		0.170%, due 09/17/09	1,999,254
1,000,000		0.170%, due 10/08/09	999,519
2,000,000		0.180%, due 10/15/09	1,998,940
3,000,000		0.180%, due 10/29/09	2,998,200
2,000,000		0.320%, due 12/17/09	1,996,996

		Total U.S. Treasury Bills (Cost $20,986,972)	20,991,078

		Total Short-Term Investments (Cost $32,769,790)	32,789,260

	Total Investments in Securities
	(Cost $536,030,220)*	100.7%	$410,779,594
	Other Assets and Liabilities - Net	(0.7)	(2,980,861)

	Net Assets	100.0%	$407,798,733

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro
GBP	British Pound

*	Cost for federal income tax purposes is $539,265,275.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,936,536
Gross Unrealized Depreciation	(135,422,217)

Net Unrealized Depreciation	$(128,485,681)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Common Stock
Aerospace/Defense	$4,321,094	$—	$—
Agriculture	14,944,617	24,709,162	—
Airlines	77,083	—	—
Auto Manufacturers	—	1,671,143	220,267
Auto Parts & Equipment	1,456,695	—	—
Banks	1,167,335	4,053,142	—
Beverages	11,359,306	7,610,361	—
Building Materials	1,253,220	—	—
Chemicals	—	6,881,940	—
Commercial Services	2,041,828	—	—
Computers	9,514,500	—	—
Diversified Financial Services	788,775	2,201,669	—
Electric	10,091,616	8,258,594	—
Electronics	5,629,664	2,652,869	—
Food	16,601,668	24,164,030	—
Forest Products & Paper	12,941,676	—	—
Healthcare — Services	4,211,264	—	—
Holding Companies — Diversified	—	2,445,078	—

See Accompanying Notes to Financial Statements

102

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2009 (Unaudited) (continued)

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)

Insurance	$28,083,695	$2,006,504	$—
Lodging	559	—	—
Media	19,690,534	—	—
Metal Fabricate/Hardware	—	1,503,937	—
Mining	—	2,781,571	—
Miscellaneous Manufacturing	6,166,897	4,613,518	—
Oil & Gas	14,562,070	9,852,258	—
Oil & Gas Services	2,404,931	—	—
Packaging & Containers	1,435,066	—	—
Pharmaceuticals	6,543,302	3,154,649	—
Real Estate	1,225,711	—	—
Retail	14,239,606	—	—
Semiconductors	5,864,975	—	—
Software	11,895,459	—	—
Telecommunications	10,865,347	9,515,548	—
Toys/Games/Hobbies	7,448,757	—	—
Transportation	—	4,345,503	—

Total Common Stock	226,827,250	122,421,476	220,267

Real Estate Investment Trusts	4,508,684	1,485,478	—
Rights	—	—	450
Warrants	496	—	—
Positions In Purchased Options	611,000	—	—
Convertible Bonds	—	—	108,223
Corporate Bonds/Notes	—	16,621,750	193,325
U.S. Government Agency Obligations	—	4,991,935	—
Short-Term Investments	—	32,789,260	—

Total	$231,947,430	$178,309,899	$522,265

Other Financial Instruments**	(93,969)	(4,057,731)	—

Total	$(93,969)	$(4,057,731)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning	Net	Accrued	Total	Total Unrealized		Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	Net Transfers In/	Balance
	12/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 06/30/09

Common Stock	$231,860	$(3,970)	$—	$—	$(7,623)	$—	$220,267
Rights	450	—	—	—	—	—	450
Convertible Bonds	119,538	(17,673)	(20,121)	(5,905)	32,384	—	108,223
Corporate Bonds/Notes	203,950	—	10,159	—	(20,784)	—	193,325

Total	$555,348	$(21,643)	$(9,512)	$(5,905)	$3,977	$—	$522,265

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(12,611). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

103

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2009 (Unaudited) (continued)

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Australian Dollar AUD 3,500	Buy	9/17/09	2,786	2,804	$18
Canadian Dollar CAD 42,000	Buy	8/31/09	32,506	36,123	3,617
Canadian Dollar CAD 46,500	Buy	8/31/09	38,029	39,993	1,964
Canadian Dollar CAD 64,500	Buy	8/31/09	52,724	55,474	2,750
Canadian Dollar CAD 54,000	Buy	8/31/09	48,548	46,444	(2,104)
Canadian Dollar CAD 30,000	Buy	8/31/09	27,317	25,802	(1,515)
Canadian Dollar CAD 44,600	Buy	8/31/09	39,796	38,359	(1,437)
Canadian Dollar CAD 44,400	Buy	8/31/09	39,315	38,187	(1,128)
Swiss Franc CHF 400,000	Buy	8/10/09	343,395	368,329	24,934
Swiss Franc CHF 500,000	Buy	8/10/09	427,826	460,411	32,585
Swiss Franc CHF 350,000	Buy	8/10/09	303,530	322,287	18,757
Swiss Franc CHF 390,000	Buy	8/10/09	335,086	359,120	24,034
Danish Krone DKK 184,900	Buy	10/23/09	32,574	34,773	2,199
Danish Krone DKK 370,000	Buy	10/23/09	62,281	69,584	7,303
Danish Krone DKK 690,000	Buy	10/23/09	119,414	129,766	10,352
Danish Krone DKK 920,000	Buy	10/23/09	172,383	173,021	638
British Pound GBP 760,000	Buy	7/13/09	1,078,577	1,250,341	171,764
British Pound GBP 800,000	Buy	7/13/09	1,125,032	1,316,148	191,116
British Pound GBP 440,000	Buy	7/13/09	635,633	723,881	88,248
British Pound GBP 300,000	Buy	7/13/09	439,383	493,556	54,173
British Pound GBP 80,898	Buy	7/13/09	133,250	133,092	(158)
Japanese Yen JPY 19,000,000	Buy	10/20/09	193,418	197,510	4,092
South Korean Won KRW 104,000,000	Buy	7/8/09	81,441	81,677	236
Norwegian Krone NOK 2,500,000	Buy	8/19/09	387,069	388,280	1,211
Norwegian Krone NOK 1,400,000	Buy	8/19/09	219,646	217,437	(2,209)
Swedish Krona SEK 1,000,000	Buy	9/16/09	120,308	129,605	9,297
Swedish Krona SEK 800,000	Buy	9/16/09	101,411	103,684	2,273
Swedish Krona SEK 640,000	Buy	9/16/09	81,456	82,947	1,491
Singapore Dollar SGD 163,907	Buy	9/24/09	111,851	113,106	1,255
Singapore Dollar SGD 109,000	Buy	9/24/09	75,271	75,217	(54)

					$645,702

Australian Dollar AUD 200,700	Sell	9/17/09	154,784	160,767	$(5,983)
Australian Dollar AUD 25,700	Sell	9/17/09	20,511	20,586	(75)
Australian Dollar AUD 28,000	Sell	9/17/09	22,760	22,429	331
Australian Dollar AUD 29,600	Sell	9/17/09	23,891	23,711	180
Australian Dollar AUD 174,441	Sell	9/17/09	137,425	139,733	(2,308)
Australian Dollar AUD 96,150	Sell	9/17/09	76,791	77,019	(228)
Australian Dollar AUD 140,000	Sell	9/17/09	109,725	112,144	(2,419)
Australian Dollar AUD 68,200	Sell	9/17/09	54,276	54,630	(354)
Australian Dollar AUD 58,200	Sell	9/17/09	46,774	46,620	154
Canadian Dollar CAD 366,591	Sell	8/31/09	295,685	315,292	(19,607)
Canadian Dollar CAD 48,700	Sell	8/31/09	38,971	41,885	(2,914)
Swiss Franc CHF 7,727,898	Sell	8/10/09	6,661,981	7,116,013	(454,032)
Swiss Franc CHF 200,000	Sell	8/10/09	173,807	184,164	(10,357)
Swiss Franc CHF 420,000	Sell	8/10/09	355,459	386,745	(31,286)
Swiss Franc CHF 120,344	Sell	8/10/09	104,724	110,815	(6,091)
Swiss Franc CHF 620,000	Sell	8/10/09	548,867	570,909	(22,042)
Swiss Franc CHF 165,950	Sell	8/10/09	147,005	152,810	(5,805)
Swiss Franc CHF 152,680	Sell	8/10/09	134,597	140,591	(5,994)
Swiss Franc CHF 143,250	Sell	8/10/09	126,705	131,908	(5,203)
Danish Krone DKK 4,371,179	Sell	10/23/09	750,288	822,071	(71,783)
Danish Krone DKK 648,457	Sell	10/23/09	113,377	121,953	(8,576)
Danish Krone DKK 430,000	Sell	10/23/09	73,315	80,868	(7,553)
Danish Krone DKK 510,000	Sell	10/23/09	86,163	95,914	(9,751)
Danish Krone DKK 640,000	Sell	10/23/09	109,420	120,362	(10,942)
Danish Krone DKK 260,000	Sell	10/23/09	45,138	48,897	(3,759)
Danish Krone DKK 227,600	Sell	10/23/09	41,292	42,804	(1,512)
Danish Krone DKK 270,000	Sell	10/23/09	48,570	50,778	(2,208)
Danish Krone DKK 315,000	Sell	10/23/09	55,372	59,241	(3,869)
Danish Krone DKK 662,300	Sell	10/23/09	115,349	124,556	(9,207)
Danish Krone DKK 112,100	Sell	10/23/09	19,966	21,082	(1,116)
Danish Krone DKK 470,000	Sell	10/23/09	83,418	88,391	(4,973)
Danish Krone DKK 710,000	Sell	10/23/09	126,709	133,527	(6,818)
Danish Krone DKK 1,000,000	Sell	10/23/09	180,580	188,066	(7,486)
Danish Krone DKK 790,000	Sell	10/23/09	147,940	148,572	(632)
EU Euro EUR 29,663,398	Sell	8/13/09	40,431,212	41,613,099	(1,181,887)
EU Euro EUR 130,569	Sell	8/13/09	177,560	183,167	(5,607)
EU Euro EUR 1,600,000	Sell	8/13/09	2,204,320	2,244,549	(40,229)
EU Euro EUR 160,411	Sell	8/13/09	223,846	225,032	(1,186)
EU Euro EUR 174,708	Sell	8/13/09	242,949	245,088	(2,139)
EU Euro EUR 900,000	Sell	8/13/09	1,285,956	1,262,559	23,397
EU Euro EUR 353,900	Sell	8/13/09	494,653	496,466	(1,813)
British Pound GBP 13,894,539	Sell	7/13/09	21,105,805	22,859,089	(1,753,284)
British Pound GBP 147,766	Sell	7/13/09	206,282	243,103	(36,821)
British Pound GBP 90,032	Sell	7/13/09	125,111	148,120	(23,009)
British Pound GBP 243,665	Sell	7/13/09	342,731	400,873	(58,142)
British Pound GBP 161,719	Sell	7/13/09	231,047	266,058	(35,011)
British Pound GBP 138,965	Sell	7/13/09	199,269	228,624	(29,355)
British Pound GBP 400,000	Sell	7/13/09	573,450	658,074	(84,624)
British Pound GBP 600,000	Sell	7/13/09	833,472	987,111	(153,639)

See Accompanying Notes to Financial Statements

104

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2009 (Unaudited) (continued)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

British Pound GBP 214,177	Sell	7/13/09	302,472	352,361	$(49,889)
British Pound GBP 400,000	Sell	7/13/09	588,620	658,074	(69,454)
British Pound GBP 170,000	Sell	7/13/09	250,162	279,681	(29,519)
British Pound GBP 500,000	Sell	7/13/09	756,570	822,593	(66,023)
British Pound GBP 360,000	Sell	7/13/09	561,751	592,267	(30,516)
British Pound GBP 1,398,989	Sell	8/12/09	2,277,275	2,301,526	(24,251)
Japanese Yen JPY 182,380,634	Sell	10/20/09	1,845,958	1,895,892	(49,934)
Japanese Yen JPY 8,300,000	Sell	10/20/09	87,572	86,281	1,291
Japanese Yen JPY 13,900,000	Sell	10/20/09	146,002	144,494	1,508
Japanese Yen JPY 21,000,000	Sell	10/20/09	214,128	218,300	(4,172)
South Korean Won KRW 198,750,000	Sell	7/8/09	150,000	156,089	(6,089)
South Korean Won KRW 63,840,000	Sell	7/8/09	48,000	50,137	(2,137)
South Korean Won KRW 202,425,000	Sell	7/8/09	150,000	158,975	(8,975)
South Korean Won KRW 39,330,000	Sell	7/8/09	30,000	30,888	(888)
South Korean Won KRW 426,495,045	Sell	7/8/09	321,000	334,950	(13,950)
South Korean Won KRW 79,500,000	Sell	7/8/09	60,000	62,436	(2,436)
South Korean Won KRW 119,455,200	Sell	7/8/09	90,000	93,815	(3,815)
South Korean Won KRW 30,307,500	Sell	7/8/09	22,500	23,802	(1,302)
South Korean Won KRW 98,812,500	Sell	7/8/09	75,000	77,603	(2,603)
South Korean Won KRW 97,500,000	Sell	7/8/09	75,000	76,572	(1,572)
South Korean Won KRW 200,000,000	Sell	7/8/09	161,943	157,071	4,872
Norwegian Krone NOK 35,000,000	Sell	8/19/09	5,385,444	5,435,920	(50,476)
Norwegian Krone NOK 510,400	Sell	8/19/09	79,128	79,271	(143)
Norwegian Krone NOK 1,300,000	Sell	8/19/09	202,582	201,906	676
Swedish Krona SEK 8,639,039	Sell	9/16/09	996,532	1,119,663	(123,131)
Swedish Krona SEK 1,100,000	Sell	9/16/09	137,164	142,565	(5,401)
Swedish Krona SEK 295,700	Sell	9/16/09	35,593	38,324	(2,731)
Swedish Krona SEK 600,000	Sell	9/16/09	73,701	77,763	(4,062)
Swedish Krona SEK 495,000	Sell	9/16/09	59,007	64,154	(5,147)
Swedish Krona SEK 850,000	Sell	9/16/09	110,759	110,164	595
Swedish Krona SEK 400,000	Sell	9/16/09	51,999	51,842	157
Swedish Krona SEK 463,900	Sell	9/16/09	60,016	60,124	(108)
Singapore Dollar SGD 972,918	Sell	9/24/09	641,513	671,378	(29,865)
Singapore Dollar SGD 141,730	Sell	9/24/09	93,752	97,803	(4,051)
Singapore Dollar SGD 111,470	Sell	9/24/09	73,838	76,922	(3,084)
Singapore Dollar SGD 260,000	Sell	9/24/09	173,503	179,417	(5,914)
Singapore Dollar SGD 128,000	Sell	9/24/09	86,924	88,328	(1,404)
Singapore Dollar SGD 165,000	Sell	9/24/09	112,012	113,861	(1,849)
Singapore Dollar SGD 133,400	Sell	9/24/09	91,539	92,055	(516)
Singapore Dollar SGD 140,000	Sell	9/24/09	97,051	96,609	442

					$(4,703,433)

ING Franklin Mutual Shares Portfolio Written Options Open on June 30, 2009:

Exchange-Traded Call Options

Description/Name	Exercise	Expiration	# of	Premium
of Issuer	Price	Date	Contracts	Received	Value

Microsoft Corp.	USD 22.00	07/18/09	477	$36,357	$(93,969)

				$36,357	$(93,969)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for
as hedging instruments	Location on Statement
under SFAS No. 133	of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Investments in securities at value*	$611,000
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	687,910

Total Asset Derivatives		$1,298,910

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,745,641
Equity contracts	Written options	93,969

Total Liability Derivatives		$4,839,610

*	Includes purchased options

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2009 was as follows:

	Amount of Realized Gain or (Loss)
	on Derivatives Recognized in Income
Derivatives not		Forward
accounted for as		Foreign
hedging instruments		Currency	Written
under SFAS No. 133	Investments*	Contracts	Options	Total

Equity contracts	$(852)	$—	$32,658	$31,806
Foreign exchange contracts	—	1,190,805	—	1,190,805

Total	$(852)	$1,190,805	$32,658	$1,222,611

	Change in Unrealized
	Appreciation or (Depreciation)
	on Derivatives Recognized in Income
Derivatives not		Forward
accounted for as		Foreign
hedging instruments		Currency	Written
under SFAS No. 133	Investments*	Contracts	Options	Total

Equity contracts	$(776,205)	$—	$(80,692)	$(856,897)
Foreign exchange contracts	—	(4,165,151)	—	(4,165,151)

Total	$(776,205)	$(4,165,151)	$(80,692)	$(5,022,048)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

105

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio II
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.0%

		Aerospace/Defense: 0.6%
24,224	@	TransDigm Group, Inc.	$876,909

			876,909

		Agriculture: 0.6%
58,100		Altria Group, Inc.	952,259

			952,259

		Apparel: 1.1%
65,200		Coach, Inc.	1,752,576

			1,752,576

		Auto Manufacturers: 1.9%
28,828	@	Navistar International Corp.	1,256,901
54,200		Paccar, Inc.	1,762,042

			3,018,943

		Auto Parts & Equipment: 1.1%
62,500	@@	Autoliv, Inc.	1,798,125

			1,798,125

		Banks: 9.9%
68,000		Bank of America Corp.	897,600
14,500		Comerica, Inc.	306,675
23,500		Goldman Sachs Group, Inc.	3,464,840
128,900		JPMorgan Chase & Co.	4,396,779
78,400		Morgan Stanley	2,235,184
21,300		PNC Financial Services Group, Inc.	826,653
141,600		Wells Fargo & Co.	3,435,216

			15,562,947

		Beverages: 3.2%
58,200		Coca-Cola Co.	2,793,018
39,200		PepsiCo, Inc.	2,154,432

			4,947,450

		Biotechnology: 1.6%
52,500	@	Gilead Sciences, Inc.	2,459,100

			2,459,100

		Computers: 5.0%
31,015	@	Apple, Inc.	4,417,466
87,100		Hewlett-Packard Co.	3,366,415

			7,783,881

		Cosmetics/Personal Care: 4.2%
128,000		Procter & Gamble Co.	6,540,800

			6,540,800

		Distribution/Wholesale: 0.5%
14,649		Watsco, Inc.	716,776

			716,776

		Diversified Financial Services: 0.6%
12,923	@@	Deutsche Boerse AG	1,005,732

			1,005,732

		Electric: 4.1%
26,700		Entergy Corp.	2,069,784
49,000		Exelon Corp.	2,509,290
50,200		Pacific Gas & Electric Co.	1,929,688

			6,508,762

		Electronics: 2.9%
62,000		Amphenol Corp.	1,961,680
63,900	@	Thermo Electron Corp.	2,605,203

			4,566,883

		Entertainment: 0.7%
78,900		Regal Entertainment Group	1,048,581

			1,048,581

		Food: 2.6%
35,800		JM Smucker Co.	1,742,028
50,600		Kellogg Co.	2,356,442

			4,098,470

		Healthcare — Products: 3.8%
43,867	@@	Covidien PLC	1,642,380
39,800		Johnson & Johnson	2,260,640
48,800	@	St. Jude Medical, Inc.	2,005,680

			5,908,700

		Healthcare — Services: 0.7%
47,300		Aetna, Inc.	1,184,865

			1,184,865

		Insurance: 3.0%
95,900		Principal Financial Group, Inc.	1,806,756
35,900		Reinsurance Group of America, Inc.	1,253,269
63,100	@@	Willis Group Holdings Ltd.	1,623,563

			4,683,588

		Internet: 2.4%
8,800	@	Google, Inc. — Class A	3,709,992

			3,709,992

		Iron/Steel: 1.0%
42,500		United States Steel Corp.	1,518,950

			1,518,950

		Machinery — Diversified: 2.5%
26,200	@	AGCO Corp.	761,634
47,200		Cummins, Inc.	1,661,912
33,100		Roper Industries, Inc.	1,499,761

			3,923,307

See Accompanying Notes to Financial Statements

106

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio II
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Media: 2.1%
242,300		CBS Corp. — Class B	$1,676,716
59,198	@	Liberty Media Corp. — Entertainment	1,583,547

			3,260,263

		Mining: 2.0%
75,800		Alcoa, Inc.	783,014
29,900	@@	BHP Billiton Ltd. ADR	1,636,427
15,500		Freeport-McMoRan Copper & Gold, Inc.	776,705

			3,196,146

		Miscellaneous Manufacturing: 3.2%
111,400		General Electric Co.	1,305,608
70,600		Honeywell International, Inc.	2,216,840
41,400		Illinois Tool Works, Inc.	1,545,876

			5,068,324

		Oil & Gas: 11.7%
21,300		Apache Corp.	1,536,795
23,100	@@	EnCana Corp.	1,142,757
115,000		ExxonMobil Corp.	8,039,650
73,000		Marathon Oil Corp.	2,199,490
66,575	@@	Nexen, Inc.	1,441,349
29,800	@@	Royal Dutch Shell PLC ADR — Class A	1,495,662
22,600	@	Transocean, Ltd.	1,678,954
20,100		XTO Energy, Inc.	766,614

			18,301,271

		Oil & Gas Services: 1.8%
91,600		BJ Services Co.	1,248,508
28,500		Schlumberger Ltd.	1,542,135

			2,790,643

		Packaging & Containers: 0.8%
26,200		Silgan Holdings, Inc.	1,284,586

			1,284,586

		Pharmaceuticals: 5.3%
56,800		Abbott Laboratories	2,671,872
37,800		McKesson Corp.	1,663,200
157,900		Pfizer, Inc.	2,368,500
31,900	@@	Teva Pharmaceutical Industries Ltd. ADR	1,573,946

			8,277,518

		Retail: 4.0%
51,100		Abercrombie & Fitch Co.	1,297,429
29,900		Home Depot, Inc.	706,537
117,100		Macy’s, Inc.	1,377,096
90,000		Staples, Inc.	1,815,300
23,100		Wal-Mart Stores, Inc.	1,118,964

			6,315,326

		Semiconductors: 3.6%
67,500		Applied Materials, Inc.	740,475
122,600		Intel Corp.	2,029,030
59,800		Linear Technology Corp.	1,396,330
153,700	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,446,317

			5,612,152

		Software: 3.3%
77,500		Microsoft Corp.	1,842,175
154,300	@	Oracle Corp.	3,305,106

			5,147,281

		Telecommunications: 6.4%
157,600		AT&T, Inc.	3,914,784
188,300	@	Cisco Systems, Inc.	3,509,912
59,500		Qualcomm, Inc.	2,689,400

			10,114,096

		Transportation: 0.8%
40,700		JB Hunt Transport Services, Inc.	1,242,571

			1,242,571

		Total Common Stock (Cost $148,182,904)	155,177,773

SHORT-TERM INVESTMENTS: 1.4%

		Affiliated Mutual Fund: 1.4%
2,219,000		ING Institutional Prime Money Market Fund — Class I	2,219,000

		Total Short-Term Investments (Cost $2,219,000)	2,219,000

	Total Investments in Securities
	(Cost $150,401,904)*	100.4%	$157,396,773
	Other Assets and Liabilities - Net	(0.4)	(661,129)

	Net Assets	100.0%	$156,735,644

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $151,187,496.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,680,731
Gross Unrealized Depreciation	(5,471,454)

Net Unrealized Appreciation	$6,209,277

See Accompanying Notes to Financial Statements

107

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio II
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Aerospace/Defense	$876,909	$—	$—
Agriculture	952,259	—	—
Apparel	1,752,576	—	—
Auto Manufacturers	3,018,943	—	—
Auto Parts & Equipment	1,798,125	—	—
Banks	15,562,947	—	—
Beverages	4,947,450	—	—
Biotechnology	2,459,100	—	—
Computers	7,783,881	—	—
Cosmetics/Personal Care	6,540,800	—	—
Distribution/Wholesale	716,776	—	—
Diversified Financial Services	—	1,005,732	—
Electric	6,508,762	—	—
Electronics	4,566,883	—	—
Entertainment	1,048,581	—	—
Food	4,098,470	—	—
Healthcare — Products	5,908,700	—	—
Healthcare — Services	1,184,865	—	—
Insurance	4,683,588	—	—
Internet	3,709,992	—	—
Iron/Steel	1,518,950	—	—
Machinery — Diversified	3,923,307	—	—
Media	3,260,263	—	—
Mining	3,196,146	—	—
Miscellaneous Manufacturing	5,068,324	—	—
Oil & Gas	18,301,271	—	—
Oil & Gas Services	2,790,643	—	—
Packaging & Containers	1,284,586	—	—
Pharmaceuticals	8,277,518	—	—
Retail	6,315,326	—	—
Semiconductors	5,612,152	—	—
Software	5,147,281	—	—
Telecommunications	10,114,096	—	—
Transportation	1,242,571	—	—

Total Common Stock	154,172,041	1,005,732	—

Short-Term Investments	2,219,000	—	—

Total	$156,391,041	$1,005,732	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

108

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Portfolio
as of June 30, 2009 (Unaudited)

Country Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.4%

		Australia: 7.4%
39,277		AGL Energy Ltd.	$425,036
38,850		AMP Ltd.	152,213
9,115		ASX Ltd.	270,821
55,456		Australia & New Zealand Banking Group Ltd.	734,930
30,605		Bendigo Bank Ltd.	171,004
66,279		BHP Billiton Ltd.	1,815,773
30,006		Billabong International Ltd.	210,891
151,678		BlueScope Steel Ltd.	307,558
44,322		Brambles Ltd.	212,199
1,841		Cochlear Ltd.	85,456
35,830		Commonwealth Bank of Australia	1,123,124
17,351		Computershare Ltd.	125,760
13,705		CSL Ltd.	354,359
6,806		Energy Resources of Australia Ltd.	127,708
93,731		Insurance Australia Group	264,658
3,801		Lion Nathan Ltd.	35,403
8,263		Macquarie Group Ltd.	258,687
217,859		Metcash Ltd.	756,199
44,003		National Australia Bank Ltd.	792,768
22,302		Newcrest Mining Ltd.	545,089
41,379		Nufarm Ltd.	305,237
10,626		Origin Energy Ltd.	125,115
517,100		Qantas Airways Ltd.	837,339
32,135		QBE Insurance Group Ltd.	514,227
28,713		Tattersall’s Ltd.	58,829
217,441		Telstra Corp., Ltd.	593,358
69,667		Westpac Banking Corp.	1,133,460
19,784		Woodside Petroleum Ltd.	683,459
2,479		WorleyParsons Ltd.	47,246

			13,067,906

		Austria: 1.1%
24,604		OMV AG	924,984
33,605	L	Voestalpine AG	925,616
859		Wiener Staedtische Allgemeine Versicherung AG	37,446

			1,888,046

		Belgium: 0.6%
39,496	@	Anheuser-Busch InBev NV	166
360		Colruyt SA	82,243
38,297		Fortis	131,131
27,282	@,I,X	Fortis — STRIP VVPR	38
3,975		Groupe Bruxelles Lambert SA	291,390
9,619		KBC Groep NV	176,887
1,628		Nationale A Portefeuille	78,792
11,599		UCB SA	372,484

			1,133,131

		Bermuda: 0.0%
5,800		SeaDrill Ltd. ADR	83,529

			83,529

		Denmark: 0.9%
15,737		Carlsberg A/S	1,009,536
19,606		H Lundbeck A/S	373,017
4,622		Novo-Nordisk A/S	251,738

			1,634,291

		Finland: 1.1%
56,890		Nokia OYJ	833,277
22,577		OKO Bank	180,888
27,511		Wartsila OYJ	888,308

			1,902,473

		France: 9.6%
24,097		AXA SA	456,084
15,304		BNP Paribas	998,014
22,459		Bouygues SA	849,357
12,519		Capgemini SA	463,323
10,659		Casino Guichard Perrachon SA	721,889
4,911		Christian Dior SA	367,879
2,310		Cie de Saint-Gobain	77,726
376		CNP Assurances	35,976
10,820		Compagnie Generale des Etablissements Michelin	619,681
22,464		Credit Agricole SA	281,660
1,747	L	Dassault Systemes SA	77,367
4,447		Eurazeo	185,202
23,953		France Telecom SA	545,019
7,935		Gaz de France	297,026
30,209		Groupe Danone	1,497,911
15,146	L	Lafarge SA	1,030,502
1,770		M6-Metropole Television	33,569
39,110		Natixis	76,121
1,451		Neopost SA	130,658
8,514		Pernod-Ricard SA	538,285
28,615	L	Publicis Groupe	876,041
27,179		Sanofi-Aventis	1,606,004
16,143		Schneider Electric SA	1,235,557
11,651		Scor SA	239,387
1,440		Societe BIC SA	82,915
12,523		Societe Generale	687,398
29,470		Total SA	1,597,296
55,318		Vivendi	1,327,850

			16,935,697

		Germany: 6.0%
7,762		Adidas AG	295,791
11,151		Allianz AG	1,028,598
9,854		Bayer AG	529,556
6,891		Bayerische Motoren Werke AG	260,308
1,838		Beiersdorf AG	86,582
9,024		Deutsche Bank AG	548,578

See Accompanying Notes to Financial Statements

109

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Germany (continued)
2,334		Deutsche Boerse AG	$181,644
29,494		Deutsche Lufthansa AG	370,406
5,185		Deutsche Postbank AG	132,149
87,625		Deutsche Telekom AG	1,035,953
64,041		E.ON AG	2,273,326
6,045		Hannover Rueckversicheru — Reg	223,469
4,795		Merck KGaA	487,919
5,409		Muenchener Rueckversicherungs AG	730,787
469		Puma AG Rudolf Dassler Sport	102,717
14,437		RWE AG	1,138,497
2,785		Salzgitter AG	245,472
10,006		SAP AG	403,426
5,860		Siemens AG	405,234
1,067		Wacker Chemie AG	123,218

			10,603,630

		Greece: 0.8%
19,133		Hellenic Telecommunications Organization SA	292,586
4,041		National Bank of Greece SA	112,103
27,214		OPAP SA	725,665
22,024		Piraeus Bank SA	219,272

			1,349,626

		Hong Kong: 1.4%
15,000		Cheung Kong Holdings Ltd.	171,512
40,200		Esprit Holdings Ltd.	223,344
51,000		Hang Lung Group Ltd.	238,648
59,000		Hang Lung Properties Ltd.	194,289
10,522		Hang Seng Bank Ltd.	147,268
11,100		Hong Kong Exchanges and Clearing Ltd.	171,567
62,000		Hongkong Electric Holdings	344,418
63,000		Hopewell Holdings	196,718
44,539		Hutchison Whampoa Ltd.	289,733
118,000		PCCW Ltd.	30,726
41,000		Sun Hung Kai Properties Ltd.	509,130

			2,517,353

		Italy: 5.3%
14,101	L	Assicurazioni Generali S.p.A.	293,683
153,477		Banca Monte dei Paschi di Siena S.p.A.	248,068
23,627		Banche Popolari Unite Scpa	307,890
33,672		Banco Popolare Scarl	251,804
315,807	L	Enel S.p.A.	1,541,750
35,130		ENI S.p.A.	833,183
11,707		Fiat S.p.A.	118,047
67,569		Finmeccanica S.p.A.	952,860
9,963		Fondiaria-Sai S.p.A.	160,822
205,471		Intesa Sanpaolo S.p.A.	663,985
47,193		Italcementi S.p.A.	540,356
17,195		Lottomatica S.p.A.	332,023
20,888		Mediobanca S.p.A.	248,910
392,886		Parmalat S.p.A.	948,939
365,155	@	Pirelli & C S.p.A.	128,032
17,467		Saipem S.p.A.	426,748
156,223		Telecom Italia S.p.A.	216,601
244,413		Telecom Italia S.p.A. RNC	240,775
331,165		UniCredito Italiano S.p.A.	837,616

			9,292,092

		Japan: 23.8%
7,897		Acom Co., Ltd.	196,809
11,400		Aeon Mall Co., Ltd.	216,345
8,800		Alfresa Holdings Corp.	406,549
4,000		Asics Corp.	36,485
2,300		Astellas Pharma, Inc.	81,218
13,000		Bank of Kyoto Ltd.	120,494
1,800		Benesse Corp.	72,177
58,024		Bridgestone Corp.	908,915
44,000		Chiba Bank Ltd.	287,159
1,900		Coca-Cola West Holdings Co., Ltd.	36,339
13,000		Dai Nippon Printing Co., Ltd.	177,994
33,000		Daicel Chemical Industries Ltd.	199,989
97,676		Daihatsu Motor Co., Ltd.	907,916
5,273		Daito Trust Construction Co., Ltd.	248,635
28,000		Daiwa House Industry Co., Ltd.	301,085
5,040		Diamond Lease Co., Ltd.	164,300
12,402		East Japan Railway Co.	746,673
15,600		Electric Power Development Co.	442,634
13,400		FamilyMart Co., Ltd.	421,056
1,000		Fast Retailing Co., Ltd.	130,325
26		Fuji Television Network, Inc.	39,127
1,570		Hakuhodo DY Holdings, Inc.	84,633
41,000		Hitachi Ltd.	127,593
7,900		Honda Motor Co., Ltd.	217,336
64		Inpex Holdings, Inc.	510,284
2,600		Ito En Ltd.	36,975
74,800		Itochu Corp.	519,053
19,401		Iyo Bank Ltd.	197,754
4,700		Jafco Co., Ltd.	157,822
31,000		Japan Steel Works Ltd.	382,044
25,000		JGC Corp.	402,397
40,000		Joyo Bank Ltd.	204,092
22,700		JSR Corp.	388,820
52,000		Kamigumi Co., Ltd.	439,479
16,304		Kansai Paint Co., Ltd.	116,817
4,217		Kao Corp.	91,764
197		KDDI Corp.	1,045,291
67,000		Keisei Electric Railway Co., Ltd.	399,451
45,627		Kinden Corp.	400,939
85,284		Konica Minolta Holdings, Inc.	891,085
6,000		Kurita Water Industries Ltd.	193,774
19,300		Kyushu Electric Power Co., Inc.	415,366
7,400		Lawson, Inc.	325,718
20,991		Leopalace21 Corp.	187,575
5,400		Makita Corp.	130,672
102,000		Marubeni Corp.	451,124
19,300		Matsui Securities Co., Ltd.	175,014
11,900		Mitsubishi Corp.	219,593
14,000		Mitsubishi Estate Co., Ltd.	232,423
100,000		Mitsubishi Materials Corp.	311,338
167,621		Mitsubishi UFJ Financial Group, Inc.	1,035,026
60,407		Mitsui & Co., Ltd.	715,803
125,000		Mitsui Engineering & Shipbuilding Co., Ltd.	293,617
6,919		Mitsui Fudosan Co., Ltd.	120,004
4,100		Mitsui Sumitomo Insurance Group Holdings, Inc.	107,259
9,500		Mitsumi Electric Co., Ltd.	202,935
196,292	L	Mizuho Financial Group, Inc.	456,052
34,400		Namco Bandai Holdings, Inc.	377,290
28,000		NEC Corp.	109,524
23,734		NGK Insulators Ltd.	483,741
400		Nintendo Co., Ltd.	110,702
73,779		Nippon Electric Glass Co., Ltd.	824,811
79,621		Nishi-Nippon City Bank Ltd.	201,150
4,000		Nissan Chemical Industries Ltd.	44,965
6,500		Nisshin Seifun Group, Inc.	77,228
4,500		Nissin Food Products Co., Ltd.	136,072
31,900		Nomura Holdings, Inc.	269,263
334		NTT DoCoMo, Inc.	488,521
5,900		Ono Pharmaceutical Co., Ltd.	261,720
140,000		Osaka Gas Co., Ltd.	446,250
9,200		Otsuka Corp.	491,323
12,600		Sankyo Co., Ltd.	672,127
2,200		Santen Pharmaceutical Co., Ltd.	67,021
4,400		Secom Co., Ltd.	178,577
55,100		Sega Sammy Holdings, Inc.	698,361
26,300		Seven & I Holdings Co., Ltd.	616,803
63		Seven Bank Ltd.	165,209
115,115		Shimadzu Corp.	919,808

See Accompanying Notes to Financial Statements

110

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Japan (continued)
500		Shimamura Co., Ltd.	$39,812
1,400		Shimano, Inc.	53,789
10,886		Shin-Etsu Chemical Co., Ltd.	504,881
13,000		Shionogi & Co., Ltd.	251,173
28,000		Shizuoka Bank Ltd.	277,109
21,000		Sompo Japan Insurance, Inc.	139,936
26,500		Stanley Electric Co., Ltd.	537,360
56,300		Sumitomo Corp.	572,272
47,900		Sumitomo Electric Industries Ltd.	537,046
8,000		Sumitomo Heavy Industries	35,589
18,000		Sumitomo Mitsui Financial Group, Inc.	728,375
18,000		Sumitomo Realty & Development Co., Ltd.	328,657
121,871		Sumitomo Rubber Industries, Inc.	979,767
20,590		Suruga Bank Ltd.	196,994
7,700		Suzuken Co., Ltd.	223,070
3,000		Taisho Pharmaceutical Co., Ltd.	56,779
81,000		Takashimaya Co., Ltd.	637,575
24,100		Takeda Pharmaceutical Co., Ltd.	937,006
5,000		Tanabe Seiyaku Co., Ltd.	57,443
18,100		TDK Corp.	849,691
4,400		Toho Co., Ltd.	71,572
94,777		Toho Gas Co., Ltd.	384,911
9,850		Tokio Marine Holdings, Inc.	270,447
118,000		Tokuyama Corp.	866,156
11,200		Tokyo Electric Power Co., Inc.	287,967
129,079		Tokyo Gas Co., Ltd.	461,126
9,500		Tokyo Steel Manufacturing Co., Ltd.	115,636
7,000		TonenGeneral Sekiyu KK	71,246
3,400		Toyo Seikan Kaisha Ltd.	71,935
18,000		Toyo Suisan Kaisha Ltd.	370,859
17,300		Toyota Boshoku Corp.	257,890
38,389		Toyota Motor Corp.	1,451,771
18,800		Toyota Tsusho Corp.	278,440
900		Uni-Charm Corp.	68,756
4,500		Ushio, Inc.	71,785
5,393		USS Co., Ltd.	277,784
52		West Japan Railway Co.	171,966
3,392		Yahoo! Japan Corp.	1,078,807
16,000		Yamaguchi Financial Group, Inc.	211,019
8,000		Yamato Holdings Co., Ltd.	106,367
33,600		Yamato Kogyo Co., Ltd.	989,175

			41,849,551

		Luxembourg: 0.8%
44,170		ArcelorMittal	1,461,726

			1,461,726

		Mauritius: 0.3%
2,152,659	L	Golden Agri-Resources Ltd.	561,075

			561,075

		Netherlands: 4.9%
5,283		Aegon NV	32,707
60,439		European Aeronautic Defence and Space Co. NV	981,562
21,569		Fugro NV	898,242
15,231		Heineken Holding NV	486,648
59,156		Koninklijke Philips Electronics NV	1,092,203
76,961		Royal Dutch Shell PLC — Class A	1,930,511
84,613		Royal Dutch Shell PLC — Class B	2,130,166
55,354		Royal KPN NV	763,762
11,760		Unilever NV	284,429

			8,600,230

		New Zealand: 0.1%
53,599		Fletcher Building Ltd.	227,374

			227,374

		Portugal: 0.7%
182,914		Banco Comercial Portugues SA	186,241
43,726		Banco Espirito Santo SA	235,796
56,646		Jeronimo Martins	386,381
51,965		Portugal Telecom SGPS SA	509,732

			1,318,150

		Singapore: 0.7%
18,000		DBS Group Holdings Ltd.	145,929
30,000		Jardine Cycle & Carriage Ltd.	395,974
52,000		Oversea-Chinese Banking Corp.	238,743
15,000		Singapore Airlines Ltd.	137,328
11,000		United Overseas Bank Ltd.	110,999
58,464		United Overseas Land Ltd.	132,658
12,000		Wilmar International Ltd.	41,390

			1,203,021

		Spain: 4.5%
88,178		Banco Bilbao Vizcaya Argentaria SA	1,110,297
44,488	L	Banco De Sabadell SA	278,252
32,060		Banco Popular Espanol SA	280,522
184,465	L	Banco Santander Central Hispano SA	2,229,850
55,207	L	Gas Natural SDG SA	1,008,186
5,306		Inditex SA	255,363
17,217		Indra Sistemas SA	373,675
23,910	L	Repsol YPF SA	535,224
74,713		Telefonica SA	1,696,708
3,854	L	Zardoya-Otis SA	80,687

			7,848,764

		Sweden: 2.5%
5,686		Assa Abloy AB	79,506
10,881		Hennes & Mauritz AB	543,335
48,965		Nordea Bank AB	389,143
66,599		Securitas AB	567,151
72,716		Skandinaviska Enskilda Banken AB	321,612
85,668		Skanska AB	961,169
36,799		Svenska Cellulosa AB — B Shares	387,435
1,824		Svenska Handelsbanken AB	34,589
41,617		Tele2 AB — B Shares	421,480
70,155		Telefonaktiebolaget LM Ericsson	691,127

			4,396,547

		Switzerland: 6.6%
450		BKW FMB Energie AG	33,134
19,633		Credit Suisse Group	899,505
851		Geberit AG — Reg	104,851
16,909		Holcim Ltd.	962,700
841		Julius Baer Holding AG — Reg	32,708
26,053	@	Logitech International SA	362,140
51,891		Nestle SA	1,959,324
52,691		Novartis AG	2,144,905
1,447		Pargesa Holding SA	90,367
16,918		Roche Holding AG	2,305,115
100		SGS SA	124,209
2,656		Swiss Reinsurance	88,252
49,339	@	UBS AG — Reg	605,805
109,618		Xstrata PLC	1,191,356
3,906		Zurich Financial Services AG	690,398

			11,594,769

		United Kingdom: 17.3%
61,270		3i Group PLC	245,117
13,141		Admiral Group PLC	188,441
4,318		Anglo American PLC	126,254
37,375		AstraZeneca PLC	1,647,955
8,011	@	Autonomy Corp. PLC	189,818
76,866		Aviva PLC	432,784
97,093		BAE Systems PLC	542,557
218,597		Barclays PLC	1,015,830

See Accompanying Notes to Financial Statements

111

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		United Kingdom (continued)
85,089		BG Group PLC	$1,432,871
58,620		BHP Billiton PLC	1,321,213
288,630		BP PLC	2,280,703
37,467		British American Tobacco PLC	1,034,244
140,838		BT Group PLC	235,973
197,201		Cable & Wireless PLC	432,839
4,200	@	Cairn Energy PLC	162,395
681		Carnival PLC	18,137
211,317		Carphone Warehouse Group	550,583
144,199		Centrica PLC	530,224
35,583		Compass Group PLC	200,855
110,276		Diageo PLC	1,583,906
9,272		Drax Group PLC	67,117
16,867		Experian Group Ltd.	126,491
102,609		GlaxoSmithKline PLC	1,812,413
16,630		Group 4 Securicor PLC	57,278
22,849		Home Retail Group	98,082
340,693		HSBC Holdings PLC	2,838,370
43,790		Imperial Tobacco Group PLC	1,139,745
244,351		International Power PLC	959,766
19,219		Investec PLC	103,535
177,352		J Sainsbury PLC	915,888
38,016		Kazakhmys PLC	396,457
25,420		Ladbrokes PLC	77,033
229,892		Lloyds TSB Group PLC	265,017
71,002		Man Group PLC	325,465
249,842		Old Mutual PLC	333,656
47,070		Pearson PLC	474,008
29,644		Prudential PLC	202,630
12,570		Reckitt Benckiser PLC	574,045
13,487		Rexam PLC	63,391
12,660		Rio Tinto PLC	438,433
23,558	@	Rolls-Royce Group PLC	140,853
140,309		Royal & Sun Alliance Insurance Group	278,605
522,452		Royal Bank of Scotland Group PLC	332,067
6,261		Shire PLC	86,413
46,710		Standard Chartered PLC	878,288
31,437		Standard Life PLC	96,558
15,540		Tesco PLC	90,751
14,252		Unilever PLC	334,952
947,774		Vodafone Group PLC	1,843,362
26,355	@	Wolseley PLC	504,521
68,135		WPP PLC	453,097

			30,480,986

		Total Common Stock (Cost $179,956,158)	169,949,967

REAL ESTATE INVESTMENT TRUSTS: 1.5%

		Australia: 0.6%
157,261		CFS Retail Property Trust	208,339
344,408		Dexus Property Group	207,215
385,168		GPT Group	150,725
60,429		Westfield Group	553,065

			1,119,344

		France: 0.3%
2,039	L	Fonciere Des Regions	153,737
419		Gecina SA	25,996
2,684	@,L	Unibail	401,296

			581,029

		Hong Kong: 0.2%
122,000		Link Real Estate Investment Trust	259,288

			259,288

		Japan: 0.2%
42		Japan Retail Fund Investment Corp.	193,759
10		Nippon Building Fund, Inc.	85,480
14		Nomura Real Estate Office Fund, Inc.	89,005

			368,244

		Netherlands: 0.1%
4,638		Corio NV	226,195

			226,195

		Singapore: 0.1%
79,000	@	Ascendas Real Estate Investment Trust	86,129

			86,129

		Total Real Estate Investment Trusts (Cost $2,537,215)	2,640,229

EXCHANGE-TRADED FUNDS: 1.3%

		Developed Markets: 1.3%
50,000		iShares MSCI EAFE Index Fund	2,290,500

		Total Exchange-Traded Funds (Cost $2,255,750)	2,290,500

PREFERRED STOCK: 0.0%

		Germany: 0.0%
633		Fresenius AG	34,230

		Total Preferred Stock (Cost $34,389)	34,230

RIGHTS: 0.1%

		Belgium: 0.0%
8,504		Fortis	—

		Italy: 0.0%
23,627		Unione di Banche Italiane SCPA	1,614

			1,614

		Singapore: 0.0%
365,952		Golden Agri-Resources Ltd.	50,540

			50,540

		United Kingdom: 0.1%
6,646		Rio Tinto PLC	76,319

			76,319

		Total Rights (Cost $233,691)	128,473

WARRANTS: 0.0%

		Italy: 0.0%
23,627		Unione di Banche Italiane SCPA	1,823

		Total Warrants (Cost $-)	1,823

		Total Long-Term Investments (Cost $185,017,203)	175,045,222

See Accompanying Notes to Financial Statements

112

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 1.7%

		Securities Lending CollateralCC: 1.7%
$2,932,764		Bank of New York Mellon Corp. Institutional Cash Reserves	$2,925,219

		Total Short-Term Investments (Cost $2,932,764)	2,925,219

	Total Investments in Securities
	(Cost $187,949,967)*	101.0%	$177,970,441
	Other Assets and Liabilities - Net	(1.0)	(1,754,443)

	Net Assets	100.0%	$176,215,998

@	Non-income producing security
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $204,634,645.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$12,180,345
Gross Unrealized Depreciation	(39,024,549)

Net Unrealized Depreciation	$(26,844,204)

Percentage of
Industry	Net Assets

Advertising	0.5%
Aerospace/Defense	1.5
Agriculture	1.6
Airlines	0.8
Apparel	0.6
Auto Manufacturers	1.7
Auto Parts & Equipment	2.3
Banks	15.0
Beverages	2.1
Biotechnology	0.2
Building Materials	1.7
Chemicals	1.7
Commercial Services	1.1
Computers	1.5
Cosmetics/Personal Care	0.1
Distribution/Wholesale	2.1
Diversified	0.7
Diversified Financial Services	1.1
Electric	4.6
Electrical Components & Equipment	0.8
Electronics	1.5
Engineering & Construction	1.5
Entertainment	1.1
Environmental Control	0.1
Food	4.9
Food Service	0.1
Forest Products & Paper	0.2
Gas	1.6
Hand/Machine Tools	0.1
Healthcare — Products	0.6
Holding Companies — Diversified	0.4
Home Builders	0.2
Household Products/Wares	0.4
Insurance	4.0
Internet	0.7
Investment Companies	0.3
Iron/Steel	2.3
Leisure Time	0.4
Machinery — Diversified	0.3
Media	1.3
Metal Fabricate/Hardware	0.0
Mining	3.7
Miscellaneous Manufacturing	1.2
Office Property	0.1
Office/Business Equipment	0.1
Oil & Gas	7.5
Oil & Gas Services	0.7
Packaging & Containers	0.1
Pharmaceuticals	7.6
Real Estate	1.6
Retail	2.3
Shipbuilding	0.2
Shopping Centers	0.7
Software	0.4
Telecommunications	6.8
Toys/Games/Hobbies	0.3
Transportation	0.8
Venture Capital	0.2
Other Long-Term Investments	1.3
Short-Term Investments	1.7
Other Assets and Liabilities — Net	(1.0)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

113

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Australia	$—	$13,067,906	$—
Austria	—	1,888,046	—
Belgium	166	1,132,927	38
Bermuda	—	83,529	—
Denmark	—	1,634,291	—
Finland	—	1,902,473	—
France	—	16,935,697	—
Germany	—	10,603,630	—
Greece	—	1,349,626	—
Hong Kong	—	2,517,353	—
Italy	—	9,292,092	—
Japan	—	41,849,551	—
Luxembourg	—	1,461,726	—
Mauritius	—	561,075	—
Netherlands	—	8,600,230	—
New Zealand	—	227,374	—
Portugal	—	1,318,150	—
Singapore	—	1,203,021	—
Spain	—	7,848,764	—
Sweden	—	4,396,547	—
Switzerland	—	11,594,769	—
United Kingdom	438,433	30,042,553	—

Total Common Stock	438,599	169,511,330	38

Real Estate Investment Trusts	—	2,640,229	—
Exchange-Traded Funds	2,290,500	—	—
Preferred Stock	—	34,230	—
Rights	77,933	50,540	—
Warrants	—	1,823	—
Short-Term Investments	—	2,925,219	—

Total	$2,807,032	$175,163,371	$38

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

					Total	Net
	Beginning	Net	Accrued	Total	Unrealized	Transfers	Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	In/(Out) of	Balance
	12/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	at 06/30/09
Common Stock	$38	$—	$—	$—	$—	$—	$38

Total	$38	$—	$—	$—	$—	$—	$38

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $-. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

114

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio
as of June 30, 2009 (Unaudited)

Country Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.9%

		Brazil: 6.2%
111,400		Banco Bradesco SA ADR	$1,645,378
179,000	@	Cosan SA Industria e Comercio	1,313,611
35,400		Petroleo Brasileiro SA ADR	1,450,692

			4,409,681

		Canada: 4.8%
62,800		Barrick Gold Corp.	2,106,940
27,200		EnCana Corp.	1,348,600

			3,455,540

		China: 5.4%
75,402	L	Aluminum Corp. of China Ltd. ADR	1,759,883
20,017		China Life Insurance Co., Ltd. ADR	1,109,742
430,800	L	Guangzhou R&F Properties Co., Ltd.	958,437

			3,828,062

		Finland: 1.5%
44,271		Outotec OYJ	1,053,290

			1,053,290

		France: 6.6%
28,999	L	Alstom	1,721,867
22,693		PPR	1,860,311
22,432		Technip SA	1,106,129

			4,688,307

		Germany: 6.5%
13,559		Allianz AG	1,250,718
47,349		Bayerische Motoren Werke AG	1,788,614
104,094		GEA Group AG	1,580,699

			4,620,031

		Hong Kong: 10.8%
386,000		China Merchants Holdings International Co., Ltd.	1,105,569
710,000		China Overseas Land & Investment Ltd.	1,638,673
608,000	L	Li & Fung Ltd.	1,623,377
763,000		New World Development Ltd.	1,373,421
156,000		Sun Hung Kai Properties Ltd.	1,937,177

			7,678,217

		India: 2.3%
45,511		Infosys Technologies Ltd. ADR	1,673,895

			1,673,895

		Indonesia: 1.9%
7,491,500		Bumi Resources Tbk PT	1,353,250

			1,353,250

		Israel: 2.2%
31,700		Teva Pharmaceutical Industries Ltd. ADR	1,564,078

			1,564,078

		Italy: 1.9%
91,397		Prysmian S.p.A.	1,377,607

			1,377,607

		Japan: 13.0%
76,700		Capcom Co., Ltd.	1,379,447
55,600		Denso Corp.	1,425,176
610		Japan Tobacco, Inc.	1,906,758
200,000		Mitsui OSK Lines Ltd.	1,292,468
6,100		Nintendo Co., Ltd.	1,688,205
61,872		Sony Corp. ADR	1,600,010

			9,292,064

		Luxembourg: 2.3%
29,099	@,L	Millicom International Cellular SA	1,637,110

			1,637,110

		Norway: 1.3%
33,450		Yara International ASA	941,722

			941,722

		Russia: 4.5%
217,895		Mechel OAO ADR	1,819,423
67,566		OAO Gazprom ADR	1,372,014

			3,191,437

		South Korea: 2.2%
50,883		Hyundai Development Co.	1,601,697

			1,601,697

		Switzerland: 5.0%
105,527	@	ABB Ltd.	1,666,343
178,159		Xstrata PLC	1,936,277

			3,602,620

		Taiwan: 1.6%
120,100		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,130,141

			1,130,141

		United Kingdom: 17.9%
57,272		Anglo American PLC	1,674,580
26,242		AstraZeneca PLC	1,157,074
308,787		Compass Group PLC	1,743,009
1,063,163		Hays PLC	1,503,093
83,416		Imperial Tobacco Group PLC	2,171,111
49,104		Reckitt Benckiser PLC	2,242,476
14,200	L	Rio Tinto PLC ADR	2,326,954

			12,818,297

		Total Common Stock (Cost $71,764,232)	69,917,046

See Accompanying Notes to Financial Statements

115

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

SHORT-TERM INVESTMENTS: 14.4%

		Affiliated Mutual Fund: 2.6%
1,828,000		ING Institutional Prime Money Market Fund — Class I	$1,828,000

		Total Mutual Fund (Cost $1,828,000)	1,828,000

Principal
Amount			Value

		Securities Lending CollateralCC: 11.8%
$8,479,716		Bank of New York Mellon Corp. Institutional Cash Reserves	$8,462,794

		Total Securities Lending Collateral (Cost $8,479,716)	8,462,794

		Total Short-Term Investments (Cost $10,307,716)	10,290,794

	Total Investments in Securities
	(Cost $82,071,948)*	112.3%	$80,207,840
	Other Assets and Liabilities - Net	(12.3)	(8,793,513)

	Net Assets	100.0%	$71,414,327

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $82,511,850.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,186,876
Gross Unrealized Depreciation	(11,490,886)

Net Unrealized Depreciation	$(2,304,010)

Percentage of
Industry	Net Assets

Agriculture	5.7%
Auto Manufacturers	2.5
Auto Parts & Equipment	2.0
Banks	2.3
Chemicals	1.3
Coal	1.9
Commercial Services	2.1
Computers	2.4
Distribution/Wholesale	2.3
Electrical Components & Equipment	1.9
Engineering & Construction	2.3
Food	1.8
Food Service	2.4
Holding Companies — Diversified	3.8
Home Builders	2.3
Home Furnishings	2.2
Household Products/Wares	3.1
Insurance	3.3
Iron/Steel	2.6
Machinery — Construction & Mining	1.5
Machinery — Diversified	2.4
Mining	13.7
Oil & Gas	5.8
Oil & Gas Services	1.6
Pharmaceuticals	3.8
Real Estate	8.3
Retail	2.6
Semiconductors	1.6
Software	1.9
Telecommunications	2.3
Toys/Games/Hobbies	2.4
Transportation	1.8
Short-Term Investments	14.4
Other Assets and Liabilities — Net	(12.3)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

116

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Brazil	$4,409,681	$—	$—
Canada	3,455,540	—	—
China	2,869,625	958,437	—
Finland	—	1,053,290	—
France	—	4,688,307	—
Germany	—	4,620,031	—
Hong Kong	—	7,678,217	—
India	1,673,895	—	—
Indonesia	—	1,353,250	—
Israel	1,564,078	—	—
Italy	—	1,377,607	—
Japan	1,600,010	7,692,054	—
Luxembourg	1,637,110	—	—
Norway	—	941,722	—
Russia	1,819,423	1,372,014	—
South Korea	—	1,601,697	—
Switzerland	—	3,602,620	—
Taiwan	1,130,141	—	—
United Kingdom	2,326,954	10,491,343	—

Total Common Stock	22,486,457	47,430,589	—

Short-Term Investments	1,828,000	8,462,794	—

Total	$24,314,457	$55,893,383	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

117

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 94.4%

		Advertising: 0.1%
22,500		Harte-Hanks, Inc.	$208,125
7,100	@	inVentiv Health, Inc.	96,063

			304,188

		Aerospace/Defense: 1.9%
11,700	@	Alliant Techsystems, Inc.	963,612
5,200		Curtiss-Wright Corp.	154,596
29,300	@	Esterline Technologies Corp.	793,151
5,200		Heico Corp.	188,552
7,500		Kaman Corp.	125,250
80,600	@	TransDigm Group, Inc.	2,917,720
4,700		Triumph Group, Inc.	188,000

			5,330,881

		Airlines: 0.5%
124,300	@	Hawaiian Holdings, Inc.	748,286
64,900	@	Republic Airways Holdings, Inc.	423,797
34,800		Skywest, Inc.	354,960

			1,527,043

		Apparel: 1.5%
24,000	L	Columbia Sportswear Co.	742,080
9,000	@	Deckers Outdoor Corp.	632,430
107,000	@	Iconix Brand Group, Inc.	1,645,660
70,500	@	Maidenform Brands, Inc.	808,635
3,000		Oxford Industries, Inc.	34,950
26,600	@	Perry Ellis International, Inc.	193,648
7,600	@	Steven Madden Ltd.	193,420

			4,250,823

		Auto Manufacturers: 0.2%
47,900	@	Force Protection, Inc.	423,436
14,100		Wabash National Corp.	9,870

			433,306

		Auto Parts & Equipment: 0.2%
24,200	@	ATC Technology Corp.	350,900
24,800		Spartan Motors, Inc.	280,984

			631,884

		Banks: 3.6%
3,200		1st Source Corp.	55,264
1,100		Alliance Financial Corp.	31,196
7,300		Ameris Bancorp.	46,136
1,900		Bancfirst Corp.	65,702
14,600	@@	Banco Latinoamericano de Exportaciones SA	181,478
14,600		Central Pacific Financial Corp.	54,750
15,400	L	City Holding Co.	467,544
5,600		Columbia Banking System, Inc.	57,288
21,200		Community Bank System, Inc.	308,672
6,470		Community Trust Bancorp., Inc.	173,073
19,600	L	CVB Financial Corp.	117,012
15,400		East-West Bancorp., Inc.	99,946
4,900		Farmers Capital Bank Corp.	123,333
2,400		First Bancorp.	37,632
56,000	@@, L	First Bancorp. Puerto Rico	221,200
23,200		First Community Bancshares, Inc.	297,888
130,600		First Financial Bancorp.	982,112
1,900	L	First South Bancorp, Inc.	22,040
59,200		FNB Corp.	366,448
11,525		Glacier Bancorp., Inc.	170,224
14,000		Hancock Holding Co.	454,860
2,500		Heritage Commerce Corp.	9,300
24,925	S	IBERIABANK Corp.	982,294
15,530	L	International Bancshares Corp.	160,114
8,500		Lakeland Financial Corp.	161,500
3,100		MainSource Financial Group, Inc.	23,002
600		Merchants Bancshares, Inc.	13,314
25,600		Nara Bancorp., Inc.	132,608
21,800		National Penn Bancshares, Inc.	100,498
8,500		NBT Bancorp., Inc.	184,535
3,000		Pacific Continental Corp.	36,390
8,500		Peoples Bancorp., Inc.	144,925
10,000		Prosperity Bancshares, Inc.	298,300
2,400	L	Renasant Corp.	36,048
4,657		Republic Bancorp., Inc.	105,202
6,100	@@	Santander Bancorp.	42,456
3,000	L	Sierra Bancorp.	37,890
4,300		Simmons First National Corp.	114,896
6,515		Southside Bancshares, Inc.	148,998
9,000		Southwest Bancorp., Inc.	87,840
63,550		Sterling Bancshares, Inc.	402,272
20,600	L	Sterling Financial Corp.	59,946
16,802	L	SY Bancorp., Inc.	406,104
4,700		Trico Bancshares	72,850
27,000		Trustco Bank Corp.	159,570
11,900		UCBH Holdings, Inc.	14,994
300		West Coast Bancorp.	612
21,400	L	Westamerica Bancorp.	1,061,654
128,200	@	Western Alliance Bancorp.	876,888
11,600		Wilshire Bancorp., Inc.	66,700

			10,275,498

		Beverages: 0.7%
67,400	@	Hansen Natural Corp.	2,077,268

			2,077,268

		Biotechnology: 1.8%
11,100	@	Acorda Therapeutics, Inc.	312,909
10,500	@	Alexion Pharmaceuticals, Inc.	431,760
300	@	AMAG Pharmaceuticals, Inc.	16,401

See Accompanying Notes to Financial Statements

118

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Biotechnology (continued)
30,800	@,@@, L	American Oriental Bioengineering, Inc.	$162,932
36,400	@	Anadys Pharmaceuticals, Inc.	67,704
30,100	@	Arena Pharmaceuticals, Inc.	150,199
17,300	@,L	Cell Genesys, Inc.	5,052
90,200	@	Cytokinetics, Inc.	255,266
13,600	@,L	Dendreon Corp.	337,960
4,800	@	Enzo Biochem, Inc.	21,264
10,900	@	Exelixis, Inc.	53,083
37,100	@	Halozyme Therapeutics, Inc.	258,587
200	@	Human Genome Sciences, Inc.	572
3,000	@,L	Idera Pharmaceuticals, Inc.	17,580
17,000	@,L	InterMune, Inc.	258,400
12,800	@	Maxygen, Inc.	86,016
17,100	@,L	Molecular Insight Pharmaceuticals, Inc.	88,407
42,900	@,S	Myriad Genetics, Inc.	1,529,385
6,600	@	OSI Pharmaceuticals, Inc.	186,318
46,400	@,@@	Protalix BioTherapeutics, Inc.	209,728
7,000	@	Regeneron Pharmaceuticals, Inc.	125,440
28,600	@	Seattle Genetics, Inc.	277,992
3,700	@,L	United Therapeutics Corp.	308,321

			5,161,276

		Building Materials: 0.8%
162,400		Comfort Systems USA, Inc.	1,664,600
46,800		Gibraltar Industries, Inc.	321,516
22,450		Quanex Building Products Corp.	251,889
2,800	@,L	Trex Co., Inc.	37,436
13,400	@	US Concrete, Inc.	26,532

			2,301,973

		Chemicals: 1.1%
19,300		Aceto Corp.	128,731
22,600		Airgas, Inc.	915,978
2,600		American Vanguard Corp.	29,380
6,600		Balchem Corp.	161,832
21,900		HB Fuller Co.	411,063
33,000		Innophos Holdings, Inc.	557,370
19,700	@	Omnova Solutions, Inc.	64,222
68,600	@	PolyOne Corp.	185,906
48,100		Spartech Corp.	442,039
9,500	@	WR Grace & Co.	117,515
8,300		Zep, Inc.	100,015

			3,114,051

		Commercial Services: 6.6%
25,600		Advance America Cash Advance Centers, Inc.	113,408
137,700	@	AMN Healthcare Services, Inc.	878,526
15,300	@	Bridgepoint Education, Inc.	260,100
92,513	@	Brink’s Home Security Holdings, Inc.	2,619,043
27,400	@	Cenveo, Inc.	115,902
9,300	@	Consolidated Graphics, Inc.	162,006
7,000	@	Corinthian Colleges, Inc.	118,510
50,300	@	CoStar Group, Inc.	2,005,461
90,900		Deluxe Corp.	1,164,429
50,428	@	Dollar Financial Corp.	695,402
37,100	@	DynCorp International, Inc.	622,909
8,900	@	Emergency Medical Services Corp.	327,698
14,700	@	Gartner, Inc.	224,322
26,100	@	Geo Group, Inc.	484,938
12,600	@	Global Cash Access, Inc.	100,296
8,700	@	Hackett Group, Inc.	20,271
14,500	L	Heidrick & Struggles International, Inc.	264,625
106,300	@	Hudson Highland Group, Inc.	208,348
69,800		Interactive Data Corp.	1,615,172
3,100	@	Kendle International, Inc.	37,944
46,200	@	Kforce, Inc.	382,074
24,500	@	Korn/Ferry International	260,680
4,200	@	Lincoln Educational Services Corp.	87,906
50,300	@,L	Morningstar, Inc.	2,073,869
9,800	@	Navigant Consulting, Inc.	126,616
3,100	@,@@	Net 1 UEPS Technologies, Inc.	42,129
16,400	@	Providence Service Corp.	179,580
67,900	@,S	Rent-A-Center, Inc.	1,210,657
192,552	@,L	SuccessFactors, Inc.	1,767,627
25,800	@	TrueBlue, Inc.	216,720
50,900	@	Valassis Communications, Inc.	310,999

			18,698,167

		Computers: 2.0%
14,600	@	CACI International, Inc.	623,566
67,500	@	Ciber, Inc.	209,250
5,300	@	COMSYS IT Partners, Inc.	31,005
5,000	@	Electronics for Imaging	53,300
5,800		iGate Corp.	38,396
15,400		Imation Corp.	117,194
16,100	@	Insight Enterprises, Inc.	155,526
1,400	@	Integral Systems, Inc.	11,648
5,300	@	LogMeIn, Inc.	84,800
1,700	@	Manhattan Associates, Inc.	30,974
10,900	@	Mercury Computer Systems, Inc.	100,825
103,600	@	Micros Systems, Inc.	2,623,152
4,900	@	NCI, Inc.	149,058
13,400	@	Netscout Systems, Inc.	125,692
61,600	@	Opentv Corp. — Class A	81,312
30,900	@	Perot Systems Corp.	442,797
29,395	@,L	Radisys Corp.	264,849
24,300	@	Silicon Storage Technology, Inc.	45,441
12,300	@,L	Synaptics, Inc.	475,395

			5,664,180

		Distribution/Wholesale: 2.0%
10,400	@	Beacon Roofing Supply, Inc.	150,384
21,300	@	Brightpoint, Inc.	133,551
17,500	@	Fossil, Inc.	421,400
50,900	@	MWI Veterinary Supply, Inc.	1,774,374
29,000		Owens & Minor, Inc.	1,270,780
100,850	L	Pool Corp.	1,670,076
8,200	@	United Stationers, Inc.	286,016

			5,706,581

		Diversified Financial Services: 3.8%
147,405		Calamos Asset Management, Inc.	2,079,885
24,400	@	Encore Capital Group, Inc.	323,300
40,751		Evercore Partners, Inc.	800,350
10,400		Financial Federal Corp.	213,720
42,000	@,L	KBW, Inc.	1,207,920
47,000	@	Knight Capital Group, Inc.	801,350
8,500		National Financial Partners Corp.	62,220
9,800	@	Nelnet, Inc.	133,182
47,200	@	Ocwen Financial Corp.	612,184
180,600		OptionsXpress Holdings, Inc.	2,804,718
40,900	@,L	Penson Worldwide, Inc.	366,055
10,000		Pzena Investment Management, Inc.	75,800
36,200		SWS Group, Inc.	505,714
1,273	@	TD Ameritrade Holding Corp.	22,328
34,700	@,L	World Acceptance, Corp.	690,877

			10,699,603

		Electric: 1.8%
42,400	@	El Paso Electric Co.	591,904
94,100		NorthWestern Corp.	2,141,716
7,600	@	Pike Electric Corp.	91,580

See Accompanying Notes to Financial Statements

119

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Electric (continued)
44,200		Portland General Electric Co.	$861,016
11,100		Unisource Energy Corp.	294,594
53,700		Westar Energy, Inc.	1,007,949

			4,988,759

		Electrical Components & Equipment: 0.6%
5,600	@,L	American Superconductor Corp.	147,000
12,200	@,L	Energy Conversion Devices, Inc.	172,630
9,300	@,L	Evergreen Solar, Inc.	20,181
93,600	@	GrafTech International Ltd.	1,058,616
21,300		Insteel Industries, Inc.	175,512
4,000	@,@@	SmartHeat, Inc.	27,400

			1,601,339

		Electronics: 0.6%
29,350	@	Benchmark Electronics, Inc.	422,640
10,100	@	Checkpoint Systems, Inc.	158,469
11,300	@	FEI Co.	258,770
5,200	@	Multi-Fineline Electronix, Inc.	111,280
17,100	@	Plexus Corp.	349,866
16,000		Technitrol, Inc.	103,520
32,500	@	TTM Technologies, Inc.	258,700
4,400		Watts Water Technologies, Inc.	94,776
7,000	@	Zygo Corp.	32,620

			1,790,641

		Energy — Alternate Sources: 0.0%
5,700	@,L	GT Solar International, Inc.	30,324
10,100	@	Headwaters, Inc.	33,936

			64,260

		Engineering & Construction: 0.5%
23,000	@	EMCOR Group, Inc.	462,760
2,100	@	Michael Baker Corp.	88,956
43,000	@,L	Tutor Perini Corp.	746,480

			1,298,196

		Entertainment: 1.6%
138,400		Cinemark Holdings, Inc.	1,566,688
5,900	@,L	Isle of Capri Casinos, Inc.	78,588
29,400	@	Penn National Gaming, Inc.	855,834
295,800	@	Shuffle Master, Inc.	1,955,238

			4,456,348

		Environmental Control: 1.0%
4,100	@,L	Metalico, Inc.	19,106
107,750	@	Waste Connections, Inc.	2,791,803

			2,810,909

		Food: 2.3%
185,100		B&G Foods, Inc.	1,556,691
5,700	L	Cal-Maine Foods, Inc.	142,272
29,500	@	Chiquita Brands International, Inc.	302,670
46,300	@,@@, S	Fresh Del Monte Produce, Inc.	752,838
12,600	S	Nash Finch Co.	340,956
6,900	@	Ralcorp Holdings, Inc.	420,348
20,300		Spartan Stores, Inc.	251,923
11,700	@	TreeHouse Foods, Inc.	336,609
187,388	@	Winn-Dixie Stores, Inc.	2,349,846

			6,454,153

		Forest Products & Paper: 0.0%
17,700	@	Buckeye Technologies, Inc.	79,473

			79,473

		Gas: 1.8%
30,300		Atmos Energy Corp.	758,712
14,900		Laclede Group, Inc.	493,637
22,250		New Jersey Resources Corp.	824,140
57,100		Northwest Natural Gas Co.	2,530,672
10,700		WGL Holdings, Inc.	342,614

			4,949,775

		Hand/Machine Tools: 0.5%
35,400	S	Regal-Beloit Corp.	1,406,088

			1,406,088

		Healthcare — Products: 4.4%
11,700	@	Cantel Medical Corp.	189,891
25,700	@	Conmed Corp.	398,864
22,400	@,L	Electro-Optical Sciences, Inc.	174,496
12,800	@	Greatbatch, Inc.	289,408
4,900	@	Haemonetics Corp.	279,300
31,400	@	Hanger Orthopedic Group, Inc.	426,726
55,600	@,L	Idexx Laboratories, Inc.	2,568,720
800	@	Integra LifeSciences Holdings Corp.	21,208
42,800		Invacare Corp.	755,420
96,000	@	Natus Medical, Inc.	1,107,840
229,400	@	PSS World Medical, Inc.	4,246,189
41,800		Steris Corp.	1,090,144
30,900	@	Thoratec Corp.	827,502

			12,375,708

		Healthcare — Services: 2.6%
41,100	@	Alliance Imaging, Inc.	301,263
11,600	@,L	Amedisys, Inc.	383,032
24,900	@	AMERIGROUP Corp.	668,565
26,800	@	Centene Corp.	535,464
85,800	@	Coventry Health Care, Inc.	1,605,318
31,500	@,S	Gentiva Health Services, Inc.	518,490
37,700	@,L	Healthsouth Corp.	544,388
4,700	@	Healthspring, Inc.	51,042
54,400	@	Nighthawk Radiology Holdings, Inc.	201,280
82,800	@	Psychiatric Solutions, Inc.	1,882,872
16,000	@	Res-Care, Inc.	228,800
8,300	@	Sun Healthcare Group, Inc.	70,052
6,600	@	US Physical Therapy, Inc.	97,350
9,400	@	WellCare Health Plans, Inc.	173,806

			7,261,722

		Holding Companies — Diversified: 0.0%
5,300		Compass Diversified Trust	42,877

			42,877

		Home Furnishings: 0.3%
13,000		Hooker Furniture Corp.	149,240
52,300	L	Tempur-Pedic International, Inc.	683,561

			832,801

		Household Products/Wares: 2.2%
53,500	@	Central Garden & Pet Co.	526,975
174		CSS Industries, Inc.	3,546
12,000		Ennis, Inc.	149,520
15,700	@	Helen of Troy Ltd.	263,603
164,181	@	Jarden Corp.	3,078,394
30,600	@	Prestige Brands Holdings, Inc.	188,190
45,000		Scotts Miracle-Gro Co.	1,577,250
15,800		Tupperware Corp.	411,116

			6,198,594

See Accompanying Notes to Financial Statements

120

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Insurance: 4.9%
93,200		American Equity Investment Life Holding Co.	$520,056
22,251		American Physicians Capital, Inc.	871,349
12,100	@	Amerisafe, Inc.	188,276
8,691	@,@@	Argo Group International Holdings Ltd.	245,260
30,000	@@	Aspen Insurance Holdings Ltd.	670,200
12,700		Delphi Financial Group	246,761
125,594	@	eHealth, Inc.	2,217,990
25,700		Flagstone Reinsurance Holdings Ltd.	264,710
6,300	@	Hallmark Financial Services, Inc.	45,045
7,100		Horace Mann Educators Corp.	70,787
45,200		Meadowbrook Insurance Group, Inc.	295,156
400	@	Navigators Group, Inc.	17,772
24,800	@@	Platinum Underwriters Holdings Ltd.	709,032
66,800	@	PMA Capital Corp.	303,940
11,100		PMI Group, Inc.	21,978
105,700	@,L	ProAssurance Corp.	4,884,397
28,600		RLI Corp.	1,281,280
22,700		Safety Insurance Group, Inc.	693,712
12,800	@	SeaBright Insurance Holdings, Inc.	129,664
21,500		Selective Insurance Group	274,555

			13,951,920

		Internet: 3.3%
9,700	@	Art Technology Group, Inc.	36,860
1,000	@,@@	AsiaInfo Holdings, Inc.	17,210
17,800	@	Avocent Corp.	248,488
10,800	@	Blue Coat Systems, Inc.	178,632
46,800	@	comScore, Inc.	623,376
30,133	@	Cybersource Corp.	461,035
351,911	@	Dice Holdings, Inc.	1,636,386
68,400	@	Earthlink, Inc.	506,844
20,900	@	eResearch Technology, Inc.	129,789
10,900	@	j2 Global Communications, Inc.	245,904
227,456	@	Liquidity Services, Inc.	2,242,716
500	L	Nutri/System, Inc.	7,250
16,000	@	Perficient, Inc.	111,840
9,900	@	TeleCommunication Systems, Inc.	70,389
201,648	@,L	Travelzoo, Inc.	2,208,046
79,753		United Online, Inc.	519,192
36,800	@	Web.com Group, Inc.	207,184

			9,451,141

		Investment Companies: 0.0%
10,217		Kohlberg Capital Corp.	64,571

			64,571

		Lodging: 0.3%
112,500	@	Monarch Casino & Resort, Inc.	821,250

			821,250

		Machinery — Diversified: 1.1%
61,775	S	Applied Industrial Technologies, Inc.	1,216,968
6,600	@	Chart Industries, Inc.	119,988
28,600	@	Columbus McKinnon Corp.	361,790
100	@	Intevac, Inc.	871
5,600	@,L	Middleby Corp.	245,952
39,100	S	Wabtec Corp.	1,257,847

			3,203,416

		Media: 0.1%
26,600	L	AH Belo Corp.	26,068
56,200		Belo Corp.	100,598
61,000	@,L	Cumulus Media, Inc.	56,730
31,000	L	Entercom Communications Corp.	47,430
43,900	@	Lin TV Corp.	73,752
12,000	L	McClatchy Co.	6,000

			310,578

		Metal Fabricate/Hardware: 1.2%
25,300		CIRCOR International, Inc.	597,333
43,400		Commercial Metals Co.	695,702
32,600		Kaydon Corp.	1,061,456
1,775	@	LB Foster Co.	53,374
52,291	@	RBC Bearings, Inc.	1,069,351

			3,477,216

		Mining: 0.6%
29,200		Compass Minerals International, Inc.	1,603,372

			1,603,372

		Miscellaneous Manufacturing: 2.2%
24,900	L	Acuity Brands, Inc.	698,445
8,700		AO Smith Corp.	283,359
62,200		Aptargroup, Inc.	2,100,494
23,200		Barnes Group, Inc.	275,848
15,300	@	Ceradyne, Inc.	270,198
47,400	@	EnPro Industries, Inc.	853,674
26,300		Koppers Holdings, Inc.	693,531
30,100		Myers Industries, Inc.	250,432
8,700	@	Polypore International, Inc.	96,744
167,800	L	Reddy Ice Holdings, Inc.	276,870
56,400	@	Smith & Wesson Holding Corp.	320,352

			6,119,947

		Office Furnishings: 0.3%
28,700		Herman Miller, Inc.	440,258
3,100	L	HNI, Corp.	55,986
47,800		Knoll, Inc.	362,324

			858,568

		Oil & Gas: 2.3%
2,200		APCO Argentina, Inc.	42,306
2,800	@	Clayton Williams Energy, Inc.	52,836
33,700	@	Concho Resources, Inc.	966,853
80,600	@	Endeavour International Corp.	109,616
97,500	@	EXCO Resources, Inc.	1,259,700
2,500	@	FX Energy, Inc.	9,475
10,600	@	Georesources, Inc.	108,120
123,200	@,@@	Gran Tierra Energy, Inc.	425,040
20,200	@	Gulfport Energy Corp.	138,370
13,000	@	Harvest Natural Resources, Inc.	57,330
61,000	@,L	McMoRan Exploration Co.	363,560
47,000	@	Parker Drilling Co.	203,980
9,500		Penn Virginia Corp.	155,515
24,800	@	Southwestern Energy Co.	963,480
58,700		St. Mary Land & Exploration Co.	1,225,069
7,400	@	Toreador Resources Corp.	49,580
45,600	@	Vaalco Energy, Inc.	192,888
26,100	L	Western Refining, Inc.	184,266

			6,507,984

		Oil & Gas Services: 1.1%
750	@,L	Allis-Chalmers Energy, Inc.	1,733
8,800	@	Basic Energy Services, Inc.	60,104
32,200	@	Cal Dive International, Inc.	277,886
62,600	@	Exterran Holdings, Inc.	1,004,104

See Accompanying Notes to Financial Statements

121

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services (continued)
27,600	@	FMC Technologies, Inc.	$1,037,208
6,800		Lufkin Industries, Inc.	285,940
8,300	@	Matrix Service Co.	95,284
37,700	@	Newpark Resources	107,445
8,600	@	T.G.C. Industries, Inc.	41,882
8,300	@	T-3 Energy Services, Inc.	98,853

			3,010,439

		Packaging & Containers: 2.9%
88,900	@	Crown Holdings, Inc.	2,146,046
41,000	S	Rock-Tenn Co.	1,564,560
91,800		Silgan Holdings, Inc.	4,500,954

			8,211,560

		Pharmaceuticals: 3.9%
23,200	@	Alkermes, Inc.	251,024
16,200	@,L	Auxilium Pharmaceuticals, Inc.	508,356
11,600	@,@@	Cardiome Pharma Corp.	43,152
106,300	@	Catalyst Health Solutions, Inc.	2,651,122
19,300	@,@@, L	China Sky One Medical, Inc.	260,164
27,100	@	Cypress Bioscience, Inc.	255,282
18,600	@	Idenix Pharmaceuticals, Inc.	68,448
20,500	@	Isis Pharmaceuticals, Inc.	338,250
13,400	@	Medarex, Inc.	111,890
20,900	@,L	Medivation, Inc.	468,369
10,750	@	Myriad Pharmaceuticals, Inc.	49,988
17,300	@	Noven Pharmaceuticals, Inc.	247,390
7,900	@	Onyx Pharmaceuticals, Inc.	223,254
5,600	@,L	Optimer Pharmaceuticals, Inc.	83,832
9,700	@	Par Pharmaceutical Cos., Inc.	146,955
17,700	@	Pharmasset, Inc.	199,125
161,460	@	PharMerica Corp.	3,169,460
11,600	@	Progenics Pharmaceuticals, Inc.	59,740
29,600	@,L	Rigel Pharmaceuticals, Inc.	358,752
5,400	@	Salix Pharmaceuticals Ltd.	53,298
24,300	@,L	Savient Pharmaceuticals, Inc.	336,798
24,872	@	Sucampo Pharmaceuticals, Inc.	153,460
18,000	@,L	Theravance, Inc.	263,520
12,800	@,L	Valeant Pharmaceuticals International	329,216
25,100	@	Vivus, Inc.	152,608
8,400	@	Xenoport, Inc.	194,628

			10,978,081

		Real Estate: 0.7%
8,500	@	Forestar Real Estate Group, Inc.	100,980
245,900	@	HFF, Inc.	959,010
3,400	@	Invesco Mortgage Capital, Inc.	66,232
27,400		Jones Lang LaSalle, Inc.	896,802

			2,023,024

		Retail: 4.4%
17,950	@	Aeropostale, Inc.	615,147
18,700	@	Allion Healthcare, Inc,	111,265
21,900		Asbury Automotive Group, Inc.	224,256
20,250		Brown Shoe Co., Inc.	146,610
14,450		Buckle, Inc.	459,077
10,300	@	Cabela’s, Inc.	126,690
11,500		Casey’s General Stores, Inc.	295,435
58,700	S	Cash America International, Inc.	1,372,993
19,400	@	CEC Entertainment, Inc.	571,912
9,700	@	Childrens Place Retail Stores, Inc.	256,371
32,600	@	Collective Brands, Inc.	474,982
13,300		Cracker Barrel Old Country Store	371,070
17,400	@	Domino’s Pizza, Inc.	130,326
20,900	@	Einstein Noah Restaurant Group, Inc.	180,785
23,000	@	Ezcorp, Inc.	247,940
38,900		Finish Line	288,638
8,700	@	First Cash Financial Services, Inc.	152,424
14,900	@,S	Gymboree Corp.	528,652
14,000	@	HOT Topic, Inc.	102,340
35,500	@	Jack in the Box, Inc.	796,975
22,000	@,L	JoS. A Bank Clothiers, Inc.	758,120
30,800	@	Kirkland’s, Inc.	369,908
22,300	@	Pantry, Inc.	370,180
64,613	@	Papa John’s International, Inc.	1,601,756
64,300	@	Ruby Tuesday, Inc.	428,238
25,200	@,L	Sally Beauty Holdings, Inc.	160,272
5,400	@	Steinway Musical Instruments	57,780
167,400	@	Wet Seal, Inc.	513,918
19,800		World Fuel Services Corp.	816,354

			12,530,414

		Savings & Loans: 0.8%
6,100		Berkshire Hills Bancorp., Inc.	126,758
123,237		First Niagara Financial Group, Inc.	1,407,367
9,000	@,L	Guaranty Financial Group, Inc.	1,710
7,100		OceanFirst Financial Corp.	84,987
57,200		Westfield Financial, Inc.	518,232
9,200		WSFS Financial Corp.	251,252

			2,390,306

		Semiconductors: 2.2%
2,200	@	Actel Corp.	23,606
92,700	@,L	Amkor Technology, Inc.	438,471
20,900	@	Applied Micro Circuits Corp.	169,917
67,700	@	Cirrus Logic, Inc.	304,650
2,200	@	DSP Group, Inc.	14,872
5,730	@	Entegris, Inc.	15,586
19,100		IXYS Corp.	193,292
39,900	@	Kulicke & Soffa Industries, Inc.	136,857
11,400	@	Lattice Semiconductor Corp.	21,432
6,500	@	Macrovision Solutions Corp.	141,765
31,000		Micrel, Inc.	226,920
10,500	@	Microsemi Corp.	144,900
29,900	@	MIPS Technologies, Inc.	89,700
10,600	@	MKS Instruments, Inc.	139,814
111,000	@	PMC — Sierra, Inc.	883,560
16,300	@	Semtech Corp.	259,333
32,000	@	Silicon Image, Inc.	73,600
155,700	@,S	Skyworks Solutions, Inc.	1,522,746
35,700	@	Standard Microsystems Corp.	730,065
1,200	@,L	Supertex, Inc.	30,132
32,800	@	Techwell, Inc.	278,800
7,500	@	Tessera Technologies, Inc.	189,675
24,800	@	Triquint Semiconductor, Inc.	131,688

			6,161,381

		Software: 6.6%
2,373	@	Actuate Corp.	11,343
32,900		Acxiom Corp.	290,507
8,600	@	Ariba, Inc.	84,624
279,775	@	Aspen Technology, Inc.	2,386,481
68,200	@	Blackboard, Inc.	1,968,252
13,800	@	CSG Systems International	182,712
91,196	@,L	Deltek, Inc.	395,791
48,810	@	DemandTec, Inc.	429,528
3,100	@	Digi International, Inc.	30,225
12,200	@	Epicor Software Corp.	64,660
12,100	@	infoGROUP, Inc.	69,091
11,600	@	Informatica Corp.	199,404

See Accompanying Notes to Financial Statements

122

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Software (continued)
71,600	@	JDA Software Group, Inc.	$1,071,136
14,600	@	Mantech International Corp.	628,384
17,100	@	MedAssets, Inc.	332,595
4,900	@	Medidata Solutions, Inc.	80,262
96,095	@	Monotype Imaging Holdings, Inc.	654,407
32,300	@	MSCI, Inc. — Class A	789,412
124,400	@,L	NetSuite, Inc.	1,469,164
81,800	@	Nuance Communications, Inc.	988,962
53,600	@	Omnicell, Inc.	576,200
40,660	@	Parametric Technology Corp.	475,315
3,200		Pegasystems, Inc.	84,416
15,000	@	Progress Software Corp.	317,550
21,000	@	Quest Software, Inc.	292,740
7,200	@,L	Rosetta Stone, Inc.	197,568
16,900	@	Smith Micro Software, Inc.	165,958
25,900	@	SolarWinds, Inc.	427,091
106,800	@	Solera Holdings, Inc.	2,712,720
4,100	@	SPSS, Inc.	136,817
37,300	@,S	Sybase, Inc.	1,168,982

			18,682,297

		Telecommunications: 5.5%
114,800	@	3Com Corp.	540,708
12,000	@	Adaptec, Inc.	31,800
57,000	@	Anixter International, Inc.	2,142,630
85,320	@	Arris Group, Inc.	1,037,491
25,300		Black Box Corp.	846,791
100,870	@	Cbeyond, Inc.	1,447,485
198,900	@	Cincinnati Bell, Inc.	564,876
14,500	@	Comtech Telecommunications	462,260
19,300		Consolidated Communications Holdings, Inc.	226,003
25,100	@	DigitalGlobe, Inc.	481,920
783	@	Extreme Networks	1,566
28,400	@	Harmonic, Inc.	167,276
16,200	@	Harris Stratex Networks, Inc.	104,976
30,700	@	Mastec, Inc.	359,804
12,200	@	Netgear, Inc.	175,802
38,267	@	Neutral Tandem, Inc.	1,129,642
138,400		NTELOS Holdings Corp.	2,549,328
18,000		Plantronics, Inc.	340,380
15,900	@	Polycom, Inc.	322,293
96,400	@,S	Premier Global Services, Inc.	1,044,976
34,800	@	Symmetricom, Inc.	200,796
44,600	@,S	Syniverse Holdings, Inc.	714,938
18,900	@	Tekelec	318,087
117,400	@	Virgin Mobile USA, Inc.	471,948

			15,683,776

		Textiles: 0.2%
13,800		Unifirst Corp.	512,946

			512,946

		Toys/Games/Hobbies: 0.5%
73,200	@,S	Jakks Pacific, Inc.	939,156
9,000	@	Marvel Entertainment, Inc.	320,310
21,100	@	RC2 Corp.	279,153

			1,538,619

		Transportation: 2.3%
22,900		Arkansas Best Corp.	603,415
9,200	@	Atlas Air Worldwide Holdings, Inc.	213,348
57,100		Forward Air Corp.	1,217,372
38,500	@	Gulfmark Offshore, Inc.	1,062,600
96,300	L	Horizon Lines, Inc.	371,718
21,600	@	HUB Group, Inc.	445,824
27,000		Knight Transportation, Inc.	446,850
21,600	L	Knightsbridge Tankers Ltd.	294,624
48,800	L	Landstar System, Inc.	1,752,408
3,600	@	Marten Transport Ltd.	74,736
2,225		Pacer International, Inc.	4,962
1,900	@,L	YRC Worldwide, Inc.	3,287

			6,491,144

		Total Common Stock (Cost $329,036,904)	267,372,315

REAL ESTATE INVESTMENT TRUSTS: 4.2%

		Apartments: 1.0%
17,677		American Campus Communities, Inc.	392,076
35,100		Associated Estates Realty Corp.	209,196
6,500		Home Properties, Inc.	221,650
54,300		Mid-America Apartment Communities, Inc.	1,993,353

			2,816,275

		Diversified: 0.4%
175,617	S	Lexington Realty Trust	597,098
5,900		Mission West Properties	40,297
9,700		PS Business Parks, Inc.	469,868

			1,107,263

		Health Care: 0.5%
32,100		Omega Healthcare Investors, Inc.	498,192
55,600		Senior Housing Properties Trust	907,392

			1,405,584

		Hotels: 0.0%
14,200	@	Ashford Hospitality Trust, Inc.	39,902
23,800		Hersha Hospitality Trust	59,024
37,700	@	Strategic Hotel Capital, Inc.	41,847

			140,773

		Manufactured Homes: 0.1%
3,600		Equity Lifestyle Properties, Inc.	133,848
6,000		Sun Communities, Inc.	82,680

			216,528

		Mortgage: 0.6%
58,000	@,L	Anthracite Capital, Inc.	35,960
18,700		Capstead Mortgage Corp.	237,677
13,200	@	Cypress Sharpridge Investments, Inc.	157,080
149,200		MFA Mortgage Investments, Inc.	1,032,464
59,672	L	Northstar Realty Finance Corp.	168,872
9,000	@,L	RAIT Investment Trust	12,330
			1,644,383

		Office Property: 0.4%
6,600		BioMed Realty Trust, Inc.	67,518
57,697		Franklin Street Properties Corp.	764,485
22,100	@,L	Maguire Properties, Inc.	18,785
12,400		Parkway Properties, Inc.	161,200

			1,011,988

		Real Estate: 0.0%
7,100	@	Government Properties Income Trust	145,763

			145,763

See Accompanying Notes to Financial Statements

123

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Regional Malls: 0.1%
35,000		Glimcher Realty Trust	$101,500
28,000	L	Pennsylvania Real Estate Investment Trust	140,000

			241,500

		Shopping Centers: 0.1%
49,800	L	Developers Diversified Realty Corp.	243,024

			243,024

		Single Tenant: 0.6%
101,000		National Retail Properties, Inc.	1,752,350

			1,752,350

		Warehouse/Industrial: 0.4%
116,600		DCT Industrial Trust, Inc.	475,728
17,200		EastGroup Properties, Inc.	567,944

			1,043,672

		Total Real Estate Investment Trusts (Cost $19,175,440)	11,769,103

Principal
Amount			Value

U.S. TREASURY OBLIGATIONS: 0.2%

		U.S. Treasury Bonds: 0.2%
$675,000		3.125%, due 11/30/09	$683,043

		Total U.S. Treasury Obligations (Cost $681,433)	683,043

		Total Long-Term Investments (Cost $348,893,777)	279,824,461

Shares			Value

SHORT-TERM INVESTMENTS: 9.1%

		Affiliated Mutual Fund: 0.9%
2,617,943		ING Institutional Prime Money Market Fund — Class I	$2,617,943

		Total Mutual Fund (Cost $2,617,943)	2,617,943

Principal
Amount			Value

		Securities Lending CollateralCC: 8.2%
$23,432,556		Bank of New York Mellon Corp. Institutional Cash Reserves	$23,208,302

		Total Securities Lending Collateral (Cost $23,432,556)	23,208,302

		Total Short-Term Investments (Cost $26,050,499)	25,826,245

	Total Investments In Securities
	(Cost $374,944,276)*	107.9%	$305,650,706
	Other Assets and Liabilities - Net	(7.9)	(22,327,982)

	Net Assets	100.0%	$283,322,724

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $379,815,036.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$18,317,864
Gross Unrealized Depreciation	(92,482,194)

Net Unrealized Depreciation	$(74,164,330)

See Accompanying Notes to Financial Statements

124

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock**	$267,372,315	$—	$—
Real Estate Investment Trusts	11,769,103	—	—
U.S. Treasury Obligations	—	683,043	—
Short-Term Investments	2,617,943	23,208,302	—

Total	$281,759,361	$23,891,345	$—

Other Financial Instruments***	(47,997)	—	—

Total	$(47,997)	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on June 30, 2009:

	Number	Expiration	Unrealized
Contract Description	of Contracts	Date	Depreciation

Long Contracts
Russell 2000 Mini Index	60	09/18/09	$(47,997)

			$(47,997)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

125

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.6%

		Aerospace/Defense: 0.6%
3,530		Goodrich Corp.	$176,394
4,085		United Technologies Corp.	212,257

			388,651

		Apparel: 0.3%
3,430		Polo Ralph Lauren Corp.	183,642

			183,642

		Auto Parts & Equipment: 0.9%
29,535		Johnson Controls, Inc.	641,500

			641,500

		Banks: 15.0%
161,043		Bank of America Corp.	2,125,768
24,540		BB&T Corp.	539,389
31,100		Capital One Financial Corp.	680,468
12,550		Goldman Sachs Group, Inc.	1,850,372
26,045		Keycorp	136,476
41,065		Morgan Stanley	1,170,763
25,420		State Street Corp.	1,199,824
21,400		SunTrust Bank	352,030
15,960		US Bancorp.	286,003
73,396		Wells Fargo & Co.	1,780,587

			10,121,680

		Beverages: 1.1%
15,195		Coca-Cola Co.	729,208

			729,208

		Biotechnology: 0.5%
6,755	@	Celgene Corp.	323,159

			323,159

		Chemicals: 2.3%
6,600		Air Products & Chemicals, Inc.	426,294
52,560		Dow Chemical Co.	848,318
10,660		EI Du Pont de Nemours & Co.	273,109

			1,547,721

		Coal: 0.3%
5,665		Peabody Energy Corp.	170,856

			170,856

		Commercial Services: 0.3%
29,460	@	Hertz Global Holdings, Inc.	235,385

			235,385

		Computers: 2.9%
50,030		Hewlett-Packard Co.	1,933,660

			1,933,660

		Cosmetics/Personal Care: 2.0%
25,785		Procter & Gamble Co.	1,317,614

			1,317,614

		Diversified Financial Services: 1.1%
69,795	@	SLM Corp.	716,795

			716,795

		Electric: 5.3%
28,140		American Electric Power Co., Inc.	812,965
23,330		CMS Energy Corp.	281,826
18,535		Edison International	583,111
10,015		Exelon Corp.	512,868
47,930		NV Energy, Inc.	517,165
9,340		Pacific Gas & Electric Co.	359,030
5,560		Public Service Enterprise Group, Inc.	181,423
11,100		Southern Co.	345,876

			3,594,264

		Entertainment: 0.5%
21,780		International Game Technology	346,302

			346,302

		Environmental Control: 0.3%
9,140		Republic Services, Inc.	223,107

			223,107

		Food: 2.0%
7,930		General Mills, Inc.	444,239
33,190		Safeway, Inc.	676,080
9,100		Sysco Corp.	204,568

			1,324,887

		Healthcare — Products: 0.8%
5,200		Baxter International, Inc.	275,392
7,390	@@	Covidien PLC	276,682

			552,074

		Healthcare — Services: 1.5%
14,680		Aetna, Inc.	367,734
13,070	@	WellPoint, Inc.	665,132

			1,032,866

		Home Builders: 0.3%
17,600		Lennar Corp.	170,544

			170,544

		Insurance: 5.3%
18,455	@@	ACE Ltd.	816,265
15,450		Assurant, Inc.	372,191
6,300	@@	Axis Capital Holdings Ltd.	164,934
35,300		Genworth Financial, Inc.	246,747
88,405		MGIC Investment Corp.	388,982

See Accompanying Notes to Financial Statements

126

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
16,330		Prudential Financial, Inc.	$607,803
9,225	@@	RenaissanceRe Holdings Ltd.	429,332
13,495		Travelers Cos., Inc.	553,835

			3,580,089

		Internet: 1.5%
725	@	Google, Inc. — Class A	305,653
47,365	@	Symantec Corp.	736,999

			1,042,652

		Leisure Time: 0.2%
11,905		Royal Caribbean Cruises Ltd.	161,194

			161,194

		Lodging: 0.4%
11,310		Starwood Hotels & Resorts Worldwide, Inc.	251,082

			251,082

		Machinery — Construction & Mining: 0.6%
11,088		Joy Global, Inc.	396,063

			396,063

		Media: 4.3%
28,526	@	Time Warner Cable, Inc.	903,418
41,548		Time Warner, Inc.	1,046,594
39,655		Walt Disney Co.	925,151

			2,875,163

		Metal Fabricate/Hardware: 0.6%
5,530		Precision Castparts Corp.	403,856

			403,856

		Mining: 0.5%
6,565		Freeport-McMoRan Copper & Gold, Inc.	328,972

			328,972

		Miscellaneous Manufacturing: 3.0%
6,150		Eaton Corp.	274,352
58,005		General Electric Co.	679,819
8,710		Honeywell International, Inc.	273,494
10,560		Parker Hannifin Corp.	453,658
12,090	@@	Tyco International Ltd.	314,098

			1,995,421

		Oil & Gas: 16.1%
17,285		Anadarko Petroleum Corp.	784,566
17,310		Apache Corp.	1,248,917
39,685		Chevron Corp.	2,629,131
11,760		Devon Energy Corp.	640,920
57,310		ExxonMobil Corp.	4,006,542
2,640		Hess Corp.	141,900
21,330		Occidental Petroleum Corp.	1,403,727

			10,855,703

		Oil & Gas Services: 2.0%
5,100		Baker Hughes, Inc.	185,844
25,045		Halliburton Co.	518,432
11,645		Schlumberger Ltd.	630,111

			1,334,387

		Packaging & Containers: 0.8%
12,560		Ball Corp.	567,210

			567,210

		Pharmaceuticals: 8.2%
13,220		Abbott Laboratories	621,869
9,700		Bristol-Myers Squibb Co.	197,007
12,380		Cardinal Health, Inc.	378,209
15,160		McKesson Corp.	667,040
34,945		Merck & Co., Inc.	977,062
98,425		Pfizer, Inc.	1,476,375
48,475		Schering-Plough Corp.	1,217,692

			5,535,254

		Pipelines: 0.4%
18,920		Williams Cos., Inc.	295,341

			295,341

		Retail: 2.7%
37,985		CVS Caremark Corp.	1,210,582
9,760		Staples, Inc.	196,859
8,160		Wal-Mart Stores, Inc.	395,270

			1,802,711

		Semiconductors: 1.1%
21,400		Applied Materials, Inc.	234,758
10,810		Intersil Corp.	135,882
29,550	@	LSI Logic Corp.	134,748
19,600		National Semiconductor Corp.	245,980

			751,368

		Software: 1.1%
30,080		Microsoft Corp.	715,002

			715,002

		Telecommunications: 8.2%
34,530	@	Cisco Systems, Inc.	643,639
57,565		Corning, Inc.	924,494
50,100	@	Sprint Nextel Corp.	240,981
108,695		Verizon Communications, Inc.	3,340,194
43,645		Virgin Media, Inc.	408,081

			5,557,389

		Transportation: 1.6%
8,830		CSX Corp.	305,783
8,125		Norfolk Southern Corp.	306,069
9,240		Union Pacific Corp.	481,034

			1,092,886

		Total Common Stock (Cost $58,957,423)	65,095,658

REAL ESTATE INVESTMENT TRUSTS: 1.1%

		Mortgage: 0.4%
20,120		Annaly Capital Management, Inc.	304,617

			304,617

		Office Property: 0.7%
12,440		Alexandria Real Estate Equities, Inc.	445,228

			445,228

		Total Real Estate Investment Trusts (Cost $723,664)	749,845

PREFERRED STOCK: 0.5%

		Mining: 0.5%
4,090		Freeport-McMoRan Copper & Gold, Inc. — Non Voting	324,869

		Total Preferred Stock (Cost $264,242)	324,869

		Total Long-Term Investments (Cost $59,945,329)	66,170,372

See Accompanying Notes to Financial Statements

127

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

SHORT-TERM INVESTMENTS: 0.1%

		Affiliated Mutual Fund: 0.1%
96,269		ING Institutional Prime Money Market Fund — Class I	$96,269

		Total Short-Term Investments (Cost $96,269)	96,269

	Total Investments in Securities
	(Cost $60,041,598)*	98.3%	$66,266,641
	Other Assets and Liabilities - Net	1.7	1,124,962

	Net Assets	100.0%	$67,391,603

@	Non-income producing security
@@	Foreign Issuer

*	Cost for federal income tax purposes is $73,204,549.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,509,417
Gross Unrealized Depreciation	(15,447,325)

Net Unrealized Depreciation	$(6,937,908)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock**	$65,095,658	$—	$—
Real Estate Investment Trusts	749,845	—	—
Preferred Stock	—	324,869	—
Short-Term Investments	96,269	—	—

Total	$65,941,772	$324,869	$—

Other Financial Instruments***	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

128

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2009 (Unaudited)

Investment Type Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CORPORATE BONDS/NOTES: 47.9%

		Auto Manufacturers: 0.3%
$1,200,000		Daimler Finance NA, LLC, 5.750%, due 09/08/11	$1,225,093

			1,225,093

		Banks: 9.4%
4,056,000		American Express Centurion Bank, 5.200%, due 11/26/10	4,077,651
5,107,000	S	Bank of America Corp., 2.100%, due 04/30/12	5,118,266
640,000	@@,C	Bank of Ireland, 0.875%, due 12/29/49	178,368
4,769,000	S	Citigroup, Inc., 2.125%, due 04/30/12	4,793,198
2,059,000		Citigroup, Inc., 5.125%, due 02/14/11	2,053,914
4,058,000		Citigroup, Inc., 7.250%, due 10/01/10	4,042,498
3,980,000		General Motors Acceptance Corp., 2.200%, due 12/19/12	3,967,232
1,171,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	1,223,400
1,203,000		Goldman Sachs Group, Inc., 6.875%, due 01/15/11	1,272,284
1,979,000		Greater Bay Bancorp., 5.125%, due 04/15/10	2,023,565
1,320,000	@@,C	HSBC Bank PLC, 1.288%, due 06/29/49	627,000
500,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	524,026
1,000,000		Morgan Stanley, 2.250%, due 03/13/12	1,009,463
3,281,000		Morgan Stanley, 5.050%, due 01/21/11	3,346,932
373,000	C	Morgan Stanley, 6.750%, due 04/15/11	390,907
606,000		National City Bank, 6.200%, due 12/15/11	623,137
804,000		PNC Funding Corp., 4.500%, due 03/10/10	809,573
90,000	@@,C	Societe Generale, 1.375%, due 11/29/49	39,431
2,374,000	L	State Street Corp., 2.150%, due 04/30/12	2,386,366
942,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	985,288
2,365,000		Wells Fargo Bank NA, 7.550%, due 06/21/10	2,480,450

			41,972,949

		Beverages: 0.3%
528,000	C	Anheuser-Busch Cos., Inc., 6.000%, due 04/15/11	553,961
586,000	C	Coca-Cola Enterprises, Inc., 3.750%, due 03/01/12	608,549

			1,162,510

		Computers: 0.7%
923,000	C	Hewlett-Packard Co., 2.250%, due 05/27/11	926,238
550,000	C	Hewlett-Packard Co., 2.950%, due 08/15/12	554,476
1,616,000	C	Hewlett-Packard Co., 4.250%, due 02/24/12	1,687,734

			3,168,448

		Diversified Financial Services: 7.8%
650,000	@@,#, C	Aiful Corp., 4.450%, due 02/16/10	474,560
2,627,000		Bear Stearns Cos., Inc., 1.218%, due 02/01/12	2,479,633
962,000		Bear Stearns Cos., Inc., 1.269%, due 01/31/11	951,627
1,508,000	@@	BP Capital Markets PLC, 3.125%, due 03/10/12	1,539,302
2,642,000		Caterpillar Financial Services, 5.750%, due 02/15/12	2,768,459
2,275,000		General Electric Capital Corp., 2.200%, due 06/08/12	2,288,268
2,311,000		General Electric Capital Corp., 2.250%, due 03/12/12	2,332,964
555,000		General Electric Capital Corp., 5.200%, due 02/01/11	571,328
2,425,000		General Electric Capital Corp., 6.125%, due 02/22/11	2,542,663
2,587,000		Genworth Global Funding Trusts, 5.200%, due 10/08/10	2,521,326
2,817,000	C	Goldman Sachs Capital III, 1.438%, due 12/31/49	1,538,786
601,000	L	HSBC Finance Corp., 4.750%, due 04/15/10	608,280
2,804,000		International Lease Finance Corp., 0.881%, due 05/24/10	2,557,929
1,439,000		John Deere Capital Corp., 5.400%, due 10/17/11	1,498,416
1,704,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	1,688,291
548,000	#	MassMutual Global Funding II, 3.625%, due 07/16/12	548,510
2,020,000	L	MBNA Corp., 5.000%, due 05/04/10	2,047,959
3,118,000		Merrill Lynch & Co., Inc., 0.726%, due 12/04/09	3,112,335
763,000	#	Nissan Motor Acceptance Corp., 4.625%, due 03/08/10	752,085
277,555	@@,#, C	Petroleum Export Ltd., 5.265%, due 06/15/11	267,515

See Accompanying Notes to Financial Statements

129

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Diversified Financial Services (continued)
$180,071	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	$177,619
1,744,000	#	Premium Asset Trust/XL Life, 0.798%, due 10/08/09	1,622,025

			34,889,880

		Electric: 4.8%
2,000,000	C	American Electric Power Co., Inc., 5.375%, due 03/15/10	2,046,130
2,554,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	2,712,948
802,000	C	Consumers Energy Co., 4.000%, due 05/15/10	811,135
2,084,000	C	Dominion Resources, Inc., 5.125%, due 12/15/09	2,110,640
588,000	C	DTE Energy Co., 7.050%, due 06/01/11	615,607
739,000	C	Duke Energy Carolinas, LLC, 7.375%, due 03/01/10	766,601
850,000	C	Exelon Generation Co., LLC, 6.950%, due 06/15/11	900,519
2,372,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	2,477,148
2,838,000	C	Nisource Finance Corp., 7.875%, due 11/15/10	2,932,281
398,000	C	Pacific Gas & Electric Co., 4.200%, due 03/01/11	410,867
1,063,000	C	PSEG Power, LLC, 7.750%, due 04/15/11	1,138,186
901,000	C	Public Service Co. of Colorado, 7.875%, due 10/01/12	1,044,591
3,358,000	C	Southern California Edison Co., 7.625%, due 01/15/10	3,454,405

			21,421,058

		Food: 1.7%
888,000		Kraft Foods, Inc., 5.625%, due 08/11/10	918,988
1,625,000		Kraft Foods, Inc., 5.625%, due 11/01/11	1,727,463
896,000	C	Kroger Co., 6.750%, due 04/15/12	969,332
1,079,000	C	Kroger Co., 6.800%, due 04/01/11	1,142,766
2,768,000	C	Safeway, Inc., 6.500%, due 03/01/11	2,932,674

			7,691,223

		Gas: 0.2%
976,000		AGL Capital Corp., 7.125%, due 01/14/11	1,002,282

			1,002,282

		Healthcare — Products: 0.3%
1,235,000	@@	Covidien International Finance SA, 5.150%, due 10/15/10	1,271,111

			1,271,111

		Healthcare — Services: 1.2%
1,924,000	C	Aetna, Inc., 7.875%, due 03/01/11	2,056,224
1,731,000	#,C	Roche Holdings, Inc., 4.500%, due 03/01/12	1,820,931
1,489,000	C	UnitedHealth Group, Inc., 4.125%, due 08/15/09	1,491,320

			5,368,475

		Housewares: 0.1%
441,000	C	Newell Rubbermaid, Inc., 4.000%, due 05/01/10	442,479

			442,479

		Insurance: 1.7%
1,225,000	@@,C	Aegon NV, 3.610%, due 12/31/49	480,813
1,058,000	C	Allstate Corp., 6.125%, due 02/15/12	1,076,188
1,059,000	#,C	Berkshire Hathaway Finance, 4.000%, due 04/15/12	1,095,186
1,500,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	1,450,494
562,000	#	Metropolitan Life Global Funding I, 4.625%, due 08/19/10	565,913
700,000	#	Metropolitan Life Global Funding I, 5.125%, due 11/09/11	724,017
1,000,000	#	Monumental Global Funding II, 0.340%, due 05/26/10	955,870
1,195,000		Prudential Financial, Inc., 5.100%, due 12/14/11	1,186,384

			7,534,865

		Media: 3.8%
1,000,000	C	CBS Corp., 7.700%, due 07/30/10	1,029,903
1,907,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	2,015,716
802,000	C	Comcast Corp., 5.450%, due 11/15/10	834,187
3,412,000	C	COX Communications, Inc., 4.625%, due 01/15/10	3,428,616
2,253,000	@@,C	Thomson Corp., 4.750%, due 05/28/10	2,301,138
3,512,000	C	Time Warner Cable, Inc., 5.400%, due 07/02/12	3,632,494
400,000	C	Time Warner, Inc., 5.500%, due 11/15/11	413,299
3,077,000	C	Time Warner, Inc., 6.750%, due 04/15/11	3,221,647

			16,877,000

		Miscellaneous Manufacturing: 0.5%
1,869,000	@@,C	Tyco International Group SA, 6.375%, due 10/15/11	1,970,468

			1,970,468

		Oil & Gas: 1.0%
1,730,000	C	Chevron Corp., 3.450%, due 03/03/12	1,785,623
2,600,000	@@,C	Conoco Funding Co., 6.350%, due 10/15/11	2,839,106

			4,624,729

		Pharmaceuticals: 1.9%
861,000	C	Eli Lilly & Co., 3.550%, due 03/06/12	892,547
1,664,000	C	Express Scripts, Inc., 5.250%, due 06/15/12	1,720,336
2,012,000	C	Pfizer, Inc., 4.450%, due 03/15/12	2,112,409
3,266,000	C	Wyeth, 6.950%, due 03/15/11	3,537,486

			8,262,778

		Pipelines: 0.7%
1,629,000	C	Enterprise Products Operating L.P., 4.600%, due 08/01/12	1,641,309
1,201,000	C	Transcontinental Gas Pipe Line Corp., 8.875%, due 07/15/12	1,321,394

			2,962,703

See Accompanying Notes to Financial Statements

130

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Real Estate: 0.6%
$1,775,000	C	Duke Realty LP, 5.625%, due 08/15/11	$1,700,028
853,000	C	Simon Property Group LP, 7.000%, due 07/15/09	853,003

			2,553,031

		Retail: 1.8%
2,503,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	2,648,192
3,221,000	C	Home Depot, Inc., 4.625%, due 08/15/10	3,282,428
2,013,000	C	Target Corp., 6.350%, due 01/15/11	2,145,737

			8,076,357

		Software: 0.5%
2,391,000		Oracle Corp., 3.750%, due 07/08/14	2,391,000

			2,391,000

		Telecommunications: 7.6%
1,000,000	C	AT&T, Inc., 5.300%, due 11/15/10	1,038,552
3,987,000	@@,C	British Telecommunications PLC, 9.125%, due 12/15/10	4,235,916
640,000	C	Cisco Systems, Inc., 5.250%, due 02/22/11	675,106
3,591,000	@@	Deutsche Telekom International Finance BV, 8.500%, due 06/15/10	3,777,391
2,974,000	@@,C	France Telecom SA, 7.750%, due 03/01/11	3,217,737
3,408,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	3,676,847
1,241,000	@@,C	Royal KPN NV, 8.000%, due 10/01/10	1,302,537
2,910,000	@@,C	Telecom Italia Capital SA, 4.000%, due 01/15/10	2,924,329
658,000	@@,C	Telecom Italia Capital SA, 4.875%, due 10/01/10	664,869
3,371,000	@@,C	Telefonica Europe BV, 7.750%, due 09/15/10	3,557,008
1,867,000	@@,C	TELUS Corp., 8.000%, due 06/01/11	2,004,684
821,000	C,L	Verizon Communications, Inc., 5.350%, due 02/15/11	856,368
526,000	#	Verizon Wireless Capital LLC, 3.750%, due 05/20/11	537,011
2,926,000	#,C	Verizon Wireless Capital LLC, 5.250%, due 02/01/12	3,087,796
2,023,000	@@,C	Vodafone Group PLC, 7.750%, due 02/15/10	2,091,713

			33,647,864

		Transportation: 1.0%
1,084,059		Burlington, 5.431%, due 03/26/10	1,054,573
1,439,000	C	CSX Corp., 6.750%, due 03/15/11	1,511,206
589,000	C	Norfolk Southern Corp., 6.750%, due 02/15/11	621,706
1,283,000	C	Union Pacific Corp., 6.650%, due 01/15/11	1,346,933

			4,534,418

		Total Corporate Bonds/Notes (Cost $211,504,612)	213,050,721

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.6%

		Federal Home Loan Mortgage Corporation##: 9.2%
19,245,000		1.375%, due 05/16/11	19,313,204
5,000,000		1.750%, due 06/15/12	4,985,395
548	S	3.500%, due 01/01/17	552
3,665,000		3.625%, due 07/01/11	3,830,772
3,742,799	S	3.750%, due 02/15/13	3,793,987
7,560,173	S	5.500%, due 06/15/35	7,806,882
1,001,232	S	5.500%, due 10/15/14	1,022,297
28,106	S	6.000%, due 04/01/13	29,684

			40,782,773

		Federal National Mortgage Association##: 1.8%
9,327	S	3.796%, due 07/01/24	9,348
14,000	S	4.024%, due 12/01/17	14,087
360,153	S	6.000%, due 06/01/11-09/01/17	383,264
5,864,000		6.000%, due 05/15/11	6,376,244
1,157,942	S	6.500%, due 10/01/22-10/01/32	1,247,024
74,376	S	7.000%, due 10/01/32	81,435
54,597	S	7.500%, due 08/01/27	59,577

			8,170,979

		Government National Mortgage Association: 0.0%
40,580	S	6.000%, due 04/15/13	43,386
27,564	S	7.500%, due 01/15/24-07/15/27	30,214
9,497	S	9.000%, due 12/15/26	10,488
8,719	S	9.500%, due 03/15/20-07/15/21	9,579

			93,667

		Other U.S. Agency Obligations: 0.6%
2,642,000		Federal Farm Credit Bank, 4.750%, due 05/07/10	2,737,812

			2,737,812

		Total U.S. Government Agency Obligations (Cost $50,859,843)	51,785,231

U.S. TREASURY OBLIGATIONS: 32.7%

		U.S. Treasury Notes: 32.7%
98,187,000	L	0.875%, due 05/31/11	97,865,241
27,720,000		1.125%, due 06/30/11	27,728,663
9,008,000	L	1.875%, due 06/15/12	9,076,308
5,830,000		2.250%, due 05/31/14	5,753,470
4,070,000		2.625%, due 06/30/14	4,090,350
1,232,000	S	4.500%, due 05/15/10	1,275,169

		Total U.S. Treasury Obligations (Cost $145,765,824)	145,789,201

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.2%
2,872,804	C,S	Banc of America Funding Corp., 5.750%, due 03/25/37	2,357,330
168,534	C,S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	170,092
26,835,638	C,S,	Citicorp Mortgage Securities, Inc., 5.086%, due 06/25/36	1,976,791
3,954,339	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	3,843,371
5,924	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	5,670
926,899	C,S	GMAC Commercial Mortgage Securities, Inc., 4.576%, due 05/10/40	920,982
724,066	C,S	JPMorgan Alternative Loan Trust, 5.506%, due 01/25/36	474,628

See Accompanying Notes to Financial Statements

131

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

$29,099	C,S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	$28,204

		Total Collateralized Mortgage Obligations (Cost $10,205,316)	9,777,068

Shares			Value

COMMON STOCK: 0.0%

		Electric: 0.0%
140	@	Dynegy, Inc. — Class A	$318

		Total Common Stock (Cost $ —)	318

		Total Long-Term Investments (Cost $418,335,595)	420,402,539

SHORT-TERM INVESTMENTS: 23.6%

		Affiliated Mutual Fund: 4.9%
21,798,000	S	ING Institutional Prime Money Market Fund — Class I	21,798,000

		Total Mutual Fund (Cost $21,798,000)	21,798,000

Principal
Amount			Value

		Securities Lending CollateralCC: 18.7%
$83,731,092		Bank of New York Mellon Corp. Institutional Cash Reserves	$83,561,486

		Total Securities Lending Collateral (Cost $83,731,092)	83,561,486

		Total Short-Term Investments (Cost $105,529,092)	105,359,486

	Total Investments in Securities
	(Cost $523,864,687)*	118.0%	$525,762,025
	Other Assets and Liabilities - Net	(18.0)	(80,323,571)

	Net Assets	100.0%	$445,438,454

@	Non-income producing security
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
*	Cost for federal income tax purposes is $524,084,957.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,724,082
Gross Unrealized Depreciation	(5,047,014)

Net Unrealized Appreciation	$1,677,068

See Accompanying Notes to Financial Statements

132

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock	$318	$—	$—
Corporate Bonds/Notes	—	211,040,278	2,010,443
U.S. Government Agency Obligations	—	51,785,231	—
U.S. Treasury Obligations	—	145,789,201	—
Collateralized Mortgage Obligations	—	9,777,068	—
Short-Term Investments	21,798,000	83,561,486	—

Total	$23,073,487	$500,678,095	$2,010,443

Other Financial Instruments**	47,561	44,123	—

Total	$47,561	$44,123	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning	Net	Accrued	Total	Total Unrealized		Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	Net Transfers In/	Balance
	12/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 06/30/09

Corporate Bonds/Notes	$3,106,615	$(1,060,175)	$—	$2,883	$(38,880)	$—	$2,010,443

Total	$3,106,615	$(1,060,175)	$—	$2,883	$(38,880)	$—	$2,010,443

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $16,021. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Limited Maturity Bond Portfolio Open Futures Contracts on June 30, 2009:

	Number	Expiration	Unrealized
Contract Description	of Contracts	Date	Appreciation

Long Contracts
U.S. Treasury 2-Year Note	189	09/30/09	$47,561

			$47,561

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

ING Limited Maturity Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)(5)

			(PAY)/RECEIVE		IMPLIED CREDIT			UPFRONT	UNREALIZED
	REFERENCE	BUY/SELL	FIXED	TERMINATION	SPREAD AT	NOTIONAL	MARKET	PREMIUM	APPRECIATION/
COUNTERPARTY	ENTITY/OBLIGATION	PROTECTION	RATE (%)	DATE	06/30/09 (%)(2)	AMOUNT(3)	VALUE(4)	PAID/(RECEIVED)	(DEPRECIATION)

Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/10	3.78	USD 3,000,000	$34,763	$(77,016)	$111,779

Deutsche Bank AG	HSBC Finance Corp. 7.000%, 05/15/12	Sell	5.000	06/20/10	4.67	USD 3,000,000	9,360	(89,394)	98,754

						$ 6,000,000	$44,123	$(166,410)	$210,533

See Accompanying Notes to Financial Statements

133

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	For the reason(s) or why a Portfolio may sell credit protection, please see NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for
as hedging instruments	Location on Statement
under SFAS No. 133	of Assets and Liabilities	Fair Value

Asset Derivatives

Credit contracts	Unrealized appreciation on swap agreements, net of upfront payments received	$44,123

Total Asset Derivatives		$44,123

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2009 was as follows:

Derivatives not
accounted for as	Amount of Realized Gain or (Loss)
hedging instruments	on Derivatives Recognized in Income
under SFAS No. 133	Futures	Swaps	Total

Interest rate contracts	$910,261	$—	$910,261
Credit contracts	—	70,230	70,230

Total	$910,261	$70,230	$980,491

Derivatives not	Change in Unrealized
accounted for as	Appreciation or (Depreciation)
hedging instruments	on Derivatives Recognized in Income
under SFAS No. 133	Futures	Swaps	Total

Interest rate contracts	$(295,373)	$—	$(295,373)
Credit contracts	—	(194,560)	(194,560)

Total	$(295,373)	$(194,560)	$(489,933)

See Accompanying Notes to Financial Statements

134

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.0%

		Advertising: 0.4%
17,600		Omnicom Group	$555,808

			555,808

		Aerospace/Defense: 0.3%
10,200		Raytheon Co.	453,186

			453,186

		Agriculture: 1.1%
17,300		Altria Group, Inc.	283,547
45,329		Archer-Daniels-Midland Co.	1,213,457

			1,497,004

		Airlines: 1.9%
428,257	@	Delta Airlines, Inc.	2,479,608

			2,479,608

		Auto Manufacturers: 0.9%
202,200	@	Ford Motor Co.	1,227,354

			1,227,354

		Banks: 23.8%
81,787		Bank of America Corp.	1,079,588
180,560		Bank of New York Mellon Corp.	5,292,214
39,800		BB&T Corp.	874,804
9,700		Comerica, Inc.	205,155
25,700		Goldman Sachs Group, Inc.	3,789,208
199,897		JPMorgan Chase & Co.	6,818,487
26,500	L	M&T Bank Corp.	1,349,645
86,000		Morgan Stanley	2,451,860
43,800		PNC Financial Services Group, Inc.	1,699,878
26,400		State Street Corp.	1,246,080
25,868		SunTrust Bank	425,529
241,500		Wells Fargo & Co.	5,858,790

			31,091,238

		Beverages: 2.1%
167,471		Coca-Cola Enterprises, Inc.	2,788,392

			2,788,392

		Biotechnology: 1.5%
38,200	@	Amgen, Inc.	2,022,308

			2,022,308

		Building Materials: 0.3%
42,118		Masco Corp.	403,490

			403,490

		Chemicals: 1.5%
64,900		Dow Chemical Co.	1,047,486
12,800		Praxair, Inc.	909,696

			1,957,182

		Commercial Services: 3.2%
344,726	@,L	Hertz Global Holdings, Inc.	2,754,361
45,100		Moody’s Corp.	1,188,385
12,000		Western Union Co.	196,800

			4,139,546

		Computers: 0.9%
2,000	@	EMC Corp.	26,200
29,075		Hewlett-Packard Co.	1,123,749

			1,149,949

		Cosmetics/Personal Care: 0.4%
9,900		Avon Products, Inc.	255,222
4,700		Colgate-Palmolive Co.	332,478

			587,700

		Diversified Financial Services: 4.1%
35,500		Franklin Resources, Inc.	2,556,355
22,500		Legg Mason, Inc.	548,550
40,900		T. Rowe Price Group, Inc.	1,704,303
29,300	@	TD Ameritrade Holding Corp.	513,922

			5,323,130

		Food: 3.5%
92,100		Kraft Foods, Inc.	2,333,814
101,365		Kroger Co.	2,235,098

			4,568,912

		Healthcare — Products: 4.0%
321,800	@	Boston Scientific Corp.	3,263,052
38,000	@@	Covidien PLC	1,422,720
9,600		Johnson & Johnson	545,280

			5,231,052

		Healthcare — Services: 1.2%
48,700		UnitedHealth Group, Inc.	1,216,526
7,500	@	WellPoint, Inc.	381,675

			1,598,201

		Home Builders: 0.5%
73,000		Pulte Homes, Inc.	644,590

			644,590

		Insurance: 2.5%
63,900		AON Corp.	2,419,894
29,550		Metlife, Inc.	886,796

			3,306,690

		Internet: 0.9%
69,728	@	IAC/InterActiveCorp	1,119,134

			1,119,134

See Accompanying Notes to Financial Statements

135

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Iron/Steel: 0.1%
1,538		Nucor Corp.	$68,333

			68,333

		Leisure Time: 1.2%
59,600		Carnival Corp.	1,535,892

			1,535,892

		Lodging: 0.8%
46,571		Marriott International, Inc.	1,027,822

			1,027,822

		Machinery — Construction & Mining: 0.8%
28,700		Caterpillar, Inc.	948,248
2,100		Joy Global, Inc.	75,012

			1,023,260

		Media: 1.3%
46,100		Comcast Corp. — Class A	667,989
5,254	@	Time Warner Cable, Inc.	166,394
20,933		Time Warner, Inc.	527,302
16,600	@	Viacom — Class B	376,820

			1,738,505

		Miscellaneous Manufacturing: 2.6%
50,645		Eaton Corp.	2,259,273
15,900		Honeywell International, Inc.	499,260
13,700		Parker Hannifin Corp.	588,552

			3,347,085

		Oil & Gas: 7.2%
18,700		Chevron Corp.	1,238,875
11,200		Devon Energy Corp.	610,400
9,100		EOG Resources, Inc.	618,072
32,500		ExxonMobil Corp.	2,272,075
41,600		Hess Corp.	2,236,000
19,900		Occidental Petroleum Corp.	1,309,619
29,000		XTO Energy, Inc.	1,106,060

			9,391,101

		Oil & Gas Services: 4.3%
5,100	@	Cameron International Corp.	144,330
76,400		Halliburton Co.	1,581,480
62,450		Schlumberger Ltd.	3,379,170
21,100		Smith International, Inc.	543,325

			5,648,305

		Pharmaceuticals: 3.0%
33,100		Abbott Laboratories	1,557,024
47,500	@@	Teva Pharmaceutical Industries Ltd. ADR	2,343,650

			3,900,674

		Pipelines: 0.4%
52,900		El Paso Corp.	488,267

			488,267

		Retail: 11.4%
63,200		Best Buy Co., Inc.	2,116,568
9,700		Gap, Inc.	159,080
106,000		Home Depot, Inc.	2,504,780
67,431	@,I	HSN, Inc.	712,746
72,400	@,L	J Crew Group, Inc.	1,956,248
33,600		JC Penney Co., Inc.	964,656
58,400	@	Kohl’s Corp.	2,496,600
5,900		Lowe’s Cos., Inc.	114,519
85,700		Target Corp.	3,382,579
10,850		Wal-Mart Stores, Inc.	525,574

			14,933,350

		Semiconductors: 0.8%
59,900		Intel Corp.	991,345

			991,345

		Software: 1.9%
24,900	@	Adobe Systems, Inc.	704,670
84,000	@	Oracle Corp.	1,799,280

			2,503,950

		Telecommunications: 3.4%
84,380		AT&T, Inc.	2,095,999
13,500	@	Cisco Systems, Inc.	251,640
10,400		Corning, Inc.	167,024
93,300	@	Sprint Nextel Corp.	448,773
48,800		Verizon Communications, Inc.	1,499,624

			4,463,060

		Transportation: 0.8%
21,400	@@	Canadian National Railway Co.	919,344
2,400		FedEx Corp.	133,488

			1,052,832

		Total Common Stock (Cost $137,019,497)	124,258,255

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 3.4%

		Securities Lending CollateralCC: 3.4%
$4,399,005		Bank of New York Mellon Corp. Institutional Cash Reserves	$4,371,015

		Total Short-Term Investments (Cost $4,399,005)	4,371,015

	Total Investments in Securities
	(Cost $141,418,502)*	98.4%	$128,629,270
	Other Assets and Liabilities - Net	1.6	2,142,723

	Net Assets	100.0%	$130,771,993

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $146,048,463.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,513,233
Gross Unrealized Depreciation	(24,932,426)

Net Unrealized Depreciation	$(17,419,193)

See Accompanying Notes to Financial Statements

136

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock**	$124,258,255	$—	—
Short-Term Investments	—	4,371,015	—

Total	$124,258,255	$4,371,015	$—

Other Financial Instruments***	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

137

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio
as of June 30, 2009 (Unaudited)

Country Allocation
as of June 30, 2009
(as a percent of net assets)*

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.5%

		Australia: 4.2%
23,252		Ansell Ltd.	$164,010
59,400	@	Arrow Energy NL	168,711
34,900		Centennial Coal Co., Ltd.	68,540
43,976		Computershare Ltd.	318,737
13,200		CSL Ltd.	341,302
20,833		David Jones Ltd.	76,052
58,919		Downer EDI Ltd.	264,951
808,313		Futuris Corp., Ltd.	184,857
139,751	@	Iluka Resources Ltd.	320,881
182,000		Incitec Pivot Ltd.	346,364
197,750		John Fairfax Holdings Ltd.	193,781
26,260		Nufarm Ltd.	193,710
125,900		Oxiana Ltd.	92,299
34,868		Sonic Healthcare Ltd.	345,860
95,825		Transpacific Industries Group Ltd.	138,989

			3,219,044

		Austria: 2.0%
12,617		Andritz AG	532,042
8,000		Kapsch TrafficCom AG	236,440
11,000		Rosenbauer International AG	448,137
8,500		Schoeller-Bleckmann Oilfield Equipment AG	310,930

			1,527,549

		Belgium: 0.8%
1,800		Bekaert SA	185,307
400		Colruyt SA	91,381
6,000		EVS Broadcast Equipment SA	303,830

			580,518

		Bermuda: 1.2%
64,500		SeaDrill Ltd. ADR	928,903

			928,903

		Brazil: 2.0%
19,543	@	Aracruz Celulose SA ADR	290,018
145,200		BM&F BOVESPA SA	866,976
13,600	@	GVT Holding SA	225,776
32,800	@	MMX Mineracao e Metalicos SA	105,288

			1,488,058

		Canada: 2.5%
4,000		Agnico-Eagle Mines Ltd.	210,704
11,500	@	Eldorado Gold Corp. (Canadian Denominated Security)	103,615
4,500		Ensign Energy Services, Inc.	65,770
12,700		First Quantum Minerals Ltd.	614,173
7,052	@	Gildan Activewear, Inc.	104,370
93,716	I	Precision Drilling Trust	457,334
12,300	@	Sino-Forest Corp.	131,127
4,994		SNC Lavalin Group, Inc.	183,977

			1,871,070

		China: 3.3%
300,000		Beijing Capital International Airport Co., Ltd.	208,874
78,000		China High Speed Transmission Equipment Group Co., Ltd.	154,635
284,000		Dongfeng Motor Group Co. Ltd.	238,208
490,000	@	Foxconn International Holdings Ltd.	318,577
88,000		Guangzhou R&F Properties Co., Ltd.	195,781
443,000	@	Nine Dragons Paper Holdings Ltd.	290,265
9,100	@	Shanda Interactive Entertainment Ltd. ADR	475,839
329,000		Sino-Ocean Land Holdings Ltd.	373,584
16,100	@	Suntech Power Holdings Co., Ltd. ADR	287,546

			2,543,309

		Denmark: 0.5%
7,600		Flsmidth & Co. A/S	270,248
1,200	@	Topdanmark A/S	140,160

			410,408

		Finland: 0.6%
5,000		Elisa OYJ	82,398
45,500		F-Secure OYJ	157,839
6,500		Kone OYJ	199,600

			439,837

		France: 5.0%
15,500	@	Alten	259,847
11,700		Bourbon SA	460,900
700		Iliad SA	68,074
10,500		Ipsen	460,034
3,500		IPSOS	88,076
6,302	@	Maximiles	74,268
12,000	@	Meetic	314,237
881		Neopost SA	79,331
9,430		Publicis Groupe	288,697
6,000		Rubis	447,462
11,600		Saft Groupe SA	460,241
4,602	@	SeLoger.com	129,274
16,000		Sword Group	401,127
3,000		Virbac SA	242,055

			3,773,623

		Germany: 5.5%
6,580	@	Air Berlin PLC	31,456
7,600		Aixtron AG	93,736
2,500		Bauer AG	89,653
2,100	@	Centrotherm Photovoltaics AG	91,126
1,213		CTS Eventim AG	49,129
4,000		Demag Cranes AG	90,786
4,000		GFK SE	83,279
8,300		Grenkeleasing AG	309,254
8,422		Hawesko Holding AG	217,409

See Accompanying Notes to Financial Statements

138

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Germany (continued)
56,700	@	Infineon Technologies AG	$206,458
6,130		Lanxess	152,419
841		Medion AG	9,079
10,200	@	Morphosys AG	234,146
11,500		MTU Aero Engines Holding AG	420,212
1,700	@	Open Business Club AG	70,970
10,000		Rheinmetall AG	434,468
7,800		Solarworld AG	184,597
8,000		Symrise	118,459
5,000		Tipp24 SE	117,270
10,000		Tognum AG	131,578
38,500		United Internet AG	452,279
4,000		Wacker Chemie AG	461,922
15,000		Wirecard AG	146,791

			4,196,476

		Greece: 1.0%
5,009		Aegean Airlines SA	30,093
21,600		Jumbo SA	211,515
33,047		Piraeus Bank SA	329,018
5,800		Public Power Corp.	119,677
25,000		Veterin SA	35,426

			725,729

		Hong Kong: 5.3%
455,000		Belle International Holdings	398,057
316,000		China Everbright Ltd.	772,161
200,000		China Insurance International Holdings Co., Ltd.	421,376
210,000		China Mengniu Dairy Co. Ltd.	487,173
376,800		Dah Sing Banking Group Ltd.	370,717
48,500		Kerry Properties Ltd.	211,267
89,900	@	Melco PBL Entertainment Macau Ltd. ADR	404,550
64,500		MTR Corp.	192,686
708,950		Shui On Land Ltd.	482,117
33,500		Wing Hang Bank Ltd.	292,421

			4,032,525

		Hungary: 0.4%
16,100	@	OTP Bank Nyrt	291,086

			291,086

		Indonesia: 0.4%
1,867,500		Bumi Resources Tbk PT	337,342

			337,342

		Ireland: 0.5%
17,000		DCC PLC	350,727

			350,727

		Israel: 0.1%
19,103	@	Oridion Systems Ltd.	88,053

			88,053

		Italy: 1.9%
23,000		ACEA S.p.A.	280,858
60,000		Azimut Holding S.p.A.	570,113
285,000		CIR-Compagnie Industriali Riunite S.p.A.	467,918
15,000	@	Natuzzi S.p.A. ADR	28,500
19,000		Zignago Vetro S.p.A.	90,406

			1,437,795

		Japan: 20.7%
19,000		Aica Kogyo Co., Ltd.	185,968
13,700		Aisin Seiki Co., Ltd.	295,966
30,800		Arcs Co., Ltd.	440,889
67,000		Chugoku Marine Paints Ltd.	461,444
19,000		Credit Saison Co., Ltd.	241,010
55,000		Daido Steel Co., Ltd.	224,866
37,000		Daihatsu Diesel Manufacturing Co., Ltd.	242,879
48,000		Dowa Holdings Co., Ltd.	199,235
14,400		Exedy Corp.	283,583
20,400		Fujikura Kasei Co., Ltd.	113,431
11,400		Glory Ltd.	226,838
13,700		HIS Co., Ltd.	301,529
17,000		Hisaka Works Ltd.	203,320
4,600		Icom, Inc.	101,203
30,000		Japan Steel Works Ltd.	369,720
22,000		JGC Corp.	354,110
30,200		JSP Corp.	230,023
5,300		Kuroda Electric Co., Ltd.	70,982
12,400		Lintec Corp.	215,181
102,000		Marubeni Corp.	451,124
34,000		Mitsubishi Gas Chemical Co., Inc.	185,380
53,000		Mitsubishi Materials Corp.	165,009
11,900		Miura Co., Ltd.	264,860
14,500		Modec, Inc.	254,630
6,000		Moshi Moshi Hotline, Inc.	124,477
31,900		Musashi Seimitsu Industry Co., Ltd.	494,066
44,000		Nabtesco Corp.	433,952
18,000		NEC Networks & System Integration Corp.	221,056
14,000		NGK Insulators Ltd.	285,345
15,100		Nichi-iko Pharmaceutical Co., Ltd.	471,538
21,200		Nidec Copal Corp.	211,004
25,400		Nifco, Inc.	393,471
18,000		Nihon Parkerizing Co., Ltd.	190,394
20,000		Nippon Electric Glass Co., Ltd.	223,590
74,000		Nippon Thompson Co., Ltd.	386,449
18,000		Nishimatsuya Chain Co. Ltd.	158,588
33,700		Nitta Corp.	493,524
7,500		Nitto Denko Corp.	228,664
48,000		NSK Ltd.	242,984
2,520		Obic Co., Ltd.	408,366
10,900		ORIX Corp.	648,770
12,800		Shinko Electric Industries	158,164
80,000		Shinmaywa Industries Ltd.	290,195
20,000		Shionogi & Co., Ltd.	386,420
31,800		Sumida Corp.	210,398
52,000		Sumitomo Heavy Industries	231,327
41,000		Sumitomo Osaka Cement Co., Ltd.	88,508
39,000		Takasago International Corp.	211,080
77,000		Tokai Tokyo Financial Holdings	279,467
24,000		Tokyo Steel Manufacturing Co., Ltd.	292,133
11,000		Tokyo Tomin Bank Ltd.	210,868
9,800		Toyota Tsusho Corp.	145,144
4,000		Trend Micro, Inc.	127,726
21,500		Trusco Nakayama Corp.	338,359
6,400		Tsumura & Co.	199,715
5,800		Tsuruha Holdings, Inc.	174,131
10,500		Tsutsumi Jewelry Co., Ltd.	194,902
10,700		Union Tool Co.	280,169
4,100		Yamada Denki Co., Ltd.	238,531

			15,756,655

		Luxembourg: 0.3%
3,600	@	Millicom International Cellular SA	202,536

			202,536

		Mexico: 0.1%
15,900		Kimberly-Clark Corp.	60,674

			60,674

		Netherlands: 4.9%
7,000		Accell Group	268,640
17,000		Arcadis NV	284,140
13,900		ASML Holding NV	301,283
14,500		Exact Holding NV	351,845
14,800		Fugro NV	616,346
2,396		Imtech NV	46,716
9,500		Innoconcepts	49,834
86,360		James Hardie Industries NV	291,399

See Accompanying Notes to Financial Statements

139

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Netherlands (continued)
6,000		Koninklijke Vopak NV	$300,574
30,500		SBM Offshore NV	523,740
13,000	@	Smartrac NV	241,804
18,691		Ten Cate NV	453,236

			3,729,557

		New Zealand: 0.7%
100,037		Fisher & Paykel Healthcare Corp.	188,446
73,870		Fletcher Building Ltd.	313,367

			501,813

		Norway: 0.5%
80,000	@	Pronova BioPharma AS	212,617
150,000	@	StepStone ASA	161,268

			373,885

		Russia: 0.2%
14,700		Mechel OAO ADR	122,745

			122,745

		Singapore: 1.7%
208,000	#	ARA Asset Management Ltd.	83,292
364,000		Goodpack Ltd.	229,261
40,000		Jardine Cycle & Carriage Ltd.	527,966
229,000		Olam International Ltd.	381,877
120,000		Wing Tai Holdings Ltd.	111,519

			1,333,915

		South Korea: 1.6%
16,900	@	Kia Motors Corp.	166,031
5,330	@	NHN Corp.	734,707
2,314		Yuhan Corp.	339,295

			1,240,033

		Spain: 2.3%
8,600		Abengoa SA	191,113
7,000		Bolsas y Mercados Espanoles	207,852
33,100	@	EDP Renovaveis SA	339,571
17,300		Enagas	341,409
10,100		Laboratorios Farmaceuticos Rovi SA	91,234
12,000		Red Electrica de Espana	543,959

			1,715,138

		Sweden: 1.5%
10,500		Assa Abloy AB	146,820
6,700		Modern Times Group AB	186,706
10,000		Saab AB	76,578
43,200		Swedish Match AB	703,766

			1,113,870

		Switzerland: 7.6%
3,300	@	Actelion Ltd. — Reg	172,967
8,186		Adecco SA	342,152
2,000	@	Aryzta AG	64,508
14,000		Bank Sarasin & Compagnie AG	436,628
525	@	Banque Cantonale Vaudoise	165,644
3,800		BKW FMB Energie AG	279,800
1,100		Bucher Industries AG	110,516
2,700		Compagnie Financiere Tradition (CFT)	285,884
2,837	@	Dufry Group	108,933
2,500		Geberit AG — Reg	308,024
1,000		Helvetia Holding AG	265,556
940		Kuoni Reisen Holding	292,194
7,528		Lonza Group AG	748,868
30,000		Mobilezone Holding AG	197,414
3,400	@	Newave Energy Holding SA	98,200
1,800		Partners Group	175,089
3,300		Schweizerhall Holding AG	610,321
380		Sika AG	423,136
33,200		STMicroelectronics NV	250,277
25,500	@	Temenos Group AG — Reg	435,407
217		Valora Holding AG	39,262

			5,810,780

		Taiwan: 1.8%
50,000		Acer, Inc.	86,549
84,000		Asia Cement Corp.	89,084
60,000		Catcher Technology Co., Ltd.	142,093
154,000		Coretronic Corp.	154,165
106,000		Everlight Electronics Co., Ltd.	269,118
161,000		Hung Poo Real Estate Development Corp.	200,759
15,800		Siliconware Precision Industries Co. ADR	97,960
224,000		Wistron Corp.	369,818

			1,409,546

		Turkey: 0.2%
123,000	@	Asya Katilim Bankasi AS	168,483

			168,483

		United Kingdom: 14.2%
12,500		A.G.Barr PLC	256,520
50,000		Albemarle & Bond Holdings	185,082
52,400		Ashmore Group PLC	163,486
100,230		AssetCo PLC	97,262
30,000		Bespak PLC	186,507
45,000		BSS Group PLC	190,325
40,000		Burberry Group PLC	278,767
169,904		Carphone Warehouse Group	442,682
100,000		Chloride Group PLC	249,814
50,000	@	CSR PLC	289,030
45,000		Daily Mail & General Trust	211,096
10,500	@	Dana Petroleum PLC	242,411
30,000		Dechra Pharmaceuticals PLC	208,535
34,400		Experian Group Ltd.	257,976
10,000		Fidessa Group PLC	178,920
15,000		Forth Ports PLC	234,719
80,000		Grainger PLC	192,367
30,000		Greggs PLC	184,549
50,000		Hamworthy KSE	203,487
50,000		IG Group Holdings PLC	230,772
26,700		Inmarsat PLC	240,158
101,500		Invensys PLC	374,776
30,000		Investec PLC	161,614
130,000		ITE Group PLC	215,549
40,000		John Wood Group PLC	176,116
4,400		Johnson Matthey PLC	83,554
20,000		Keller Group PLC	182,832
15,000		Kier Group PLC	227,667
115,000		Liontrust Asset Management PLC	204,230
149,399		Man Group PLC	684,829
50,000		Mitie Group	176,829
8,100		Next PLC	196,249
70,000		Oxford Instruments PLC	164,684
18,157	@	Premier Oil PLC	327,040
62,365		Ricardo PLC	215,459
35,000	@	SDL PLC	188,105
38,700		Serco Group PLC	269,309
110,000		Stagecoach Group PLC	230,079
47,100		Tullow Oil PLC	729,483
10,000		Ultra Electronics Holdings	179,678
25,300		Vedanta Resources PLC	538,620
30,000		VT Group PLC	223,573
20,000		Wellstream Holdings PLC	168,923
25,000		WH Smith PLC	172,471

			10,816,134

		Total Common Stock (Cost $72,527,866)	72,597,816

See Accompanying Notes to Financial Statements

140

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

REAL ESTATE INVESTMENT TRUSTS: 0.8%

	Australia: 0.2%
155,809	Mirvac Group		$135,014

			135,014

	Greece: 0.1%
8,025	Eurobank Properties Real Estate Investment Co.		79,945

			79,945

	Hong Kong: 0.2%
66,000	Link Real Estate Investment Trust		140,270

			140,270

	Singapore: 0.3%
285,700	@ CapitaMall Trust		274,779

			274,779

	Total Real Estate Investment Trusts (Cost $544,674)		630,008

MUTUAL FUNDS: 0.4%

	United States: 0.4%
10,200	@ India Fund, Inc.		317,322

	Total Mutual Funds (Cost $290,200)		317,322

RIGHTS: 0.1%

	France: 0.1%
14,700	Bourbon SA		57,608

	Total Rights (Cost $ —)		57,608

	Total Long-Term Investments (Cost $73,362,740)		73,602,754

SHORT-TERM INVESTMENTS: 1.9%

	Affiliated Mutual Fund: 1.9%
1,460,177	ING Institutional Prime Money Market Fund — Class I		1,460,177

	Total Short-Term Investments (Cost $1,460,177)		1,460,177

	Total Investments in Securities
	(Cost $74,822,917)*	98.7%	$75,062,931
	Other Assets and Liabilities - Net	1.3	987,409

	Net Assets	100.0%	$76,050,340

@	Non-income producing security
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
I	Illiquid security

*	Cost for federal income tax purposes is $78,188,074.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,697,332
Gross Unrealized Depreciation	(11,822,475)

Net Unrealized Depreciation	$(3,125,143)

Percentage of
Industry	Net Assets

Advertising	0.8%
Aerospace/Defense	1.2
Agriculture	0.9
Airlines	0.1
Apparel	0.5
Auto Manufacturers	1.5
Auto Parts & Equipment	1.9
Banks	3.0
Beverages	0.6
Biotechnology	0.8
Building Materials	2.1
Chemicals	5.1
Closed-End Funds	0.4
Coal	0.5
Commercial Services	2.4
Computers	2.9
Distribution/Wholesale	1.9
Diversified	0.2
Diversified Financial Services	6.7
Electric	1.6
Electrical Components & Equipment	2.0
Electronics	2.5
Energy — Alternate Sources	0.4
Engineering & Construction	3.1
Entertainment	0.2
Environmental Control	0.2
Food	1.6
Forest Products & Paper	1.0
Gas	1.0
Hand/Machine Tools	0.4
Healthcare — Products	0.6
Healthcare — Services	0.5
Holding Companies — Diversified	0.9
Home Furnishings	0.0
Insurance	1.1
Internet	3.1
Investment Companies	1.0
Iron/Steel	1.0
Leisure Time	1.2
Lodging	0.5
Machinery — Construction & Mining	0.3
Machinery — Diversified	5.4
Media	0.8
Metal Fabricate/Hardware	0.7
Mining	3.0
Miscellaneous Manufacturing	2.7
Office Property	0.1
Office/Business Equipment	0.1
Oil & Gas	4.3
Oil & Gas Services	3.1
Packaging & Containers	0.1
Pharmaceuticals	4.5
Real Estate	2.3
Retail	4.7
Semiconductors	2.6
Shopping Centers	0.5
Software	1.5
Telecommunications	1.4
Transportation	1.0
Trucking & Leasing	0.3
Short-Term Investments	1.9
Other Assets and Liabilities — Net	1.3

Net Assets	100.0%

See Accompanying Notes to Financial Statements

141

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Australia	$138,989	$2,987,756	$92,299
Austria	—	1,527,549	—
Belgium	—	580,518	—
Bermuda	—	928,903	—
Brazil	1,488,058	—	—
Canada	1,871,070	—	—
China	763,385	1,779,924	—
Denmark	—	410,408	—
Finland	—	439,837	—
France	—	3,773,623	—
Germany	—	4,196,476	—
Greece	—	725,729	—
Hong Kong	404,550	3,627,975	—
Hungary	—	291,086	—
Indonesia	—	337,342	—
Ireland	—	350,727	—
Israel	—	88,053	—
Italy	28,500	1,409,295	—
Japan	—	15,756,655	—
Luxembourg	202,536	—	—
Mexico	60,674	—	—
Netherlands	—	3,729,557	—
New Zealand	—	501,813	—
Norway	—	373,885	—
Russia	122,745	—	—
Singapore	83,292	1,250,623	—
South Korea	—	1,240,033	—
Spain	—	1,715,138	—
Sweden	—	1,113,870	—
Switzerland	197,414	5,613,366	—
Taiwan	97,960	1,311,586	—
Turkey	—	168,483	—
United Kingdom	164,684	10,651,450	—

Total Common Stock	5,623,857	66,881,660	92,299

Real Estate Investment Trusts	—	630,008	—
Mutual Funds	317,322	—	—
Rights	—	57,608	—
Short-Term Investments	1,460,177	—	—

Total	$7,401,356	$67,569,276	$92,299

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

					Total
	Beginning	Net	Accrued	Total	Unrealized	Net Transfers	Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	In/(Out) of	Balance
	12/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	at 06/30/09

Common Stock	$—	$113,539	$—	$(6,369)	$(14,871)	$—	$92,299

Total	$—	$113,539	$—	$(6,369)	$(14,871)	$—	$92,299

See Accompanying Notes to Financial Statements

142

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio
as of June 30, 2009 (Unaudited) (continued)

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(13,876). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

143

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited)

Investment Type Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CONVERTIBLE BONDS: 1.6%

		Banks: 0.3%
$1,775,000	S	National City Corp., 4.000%, due 02/01/11	$1,752,813

			1,752,813

		Diversified Financial Services: 0.1%
825,000	#,C,S	Affiliated Managers Group, Inc., 3.950%, due 08/15/38	709,500

			709,500

		Forest Products & Paper: 0.3%
1,500,000	S	Rayonier TRS Holdings, Inc., 3.750%, due 10/15/12	1,440,000

			1,440,000

		Oil & Gas: 0.6%
4,825,000	C,S	Chesapeake Energy Corp., 2.250%, due 12/15/38	2,985,469
550,000	C,S	Chesapeake Energy Corp., 2.500%, due 05/15/37	391,875

			3,377,344

		Pharmaceuticals: 0.2%
1,275,000	S	Mylan, Inc., 1.250%, due 03/15/12	1,110,844

			1,110,844

		Telecommunications: 0.1%
200,000	@@, ±,C,S	Nortel Networks Corp., 1.750%, due 04/15/12	67,000
650,000	@@, ±,C,S	Nortel Networks Corp., 2.125%, due 04/15/14	217,750

			284,750

		Total Convertible Bonds (Cost $9,395,339)	8,675,251

CORPORATE BONDS/NOTES: 88.0%

		Advertising: 0.2%
3,075,000	#,±, C,S	R.H. Donnelley, Inc., 11.750%, due 05/15/15	1,429,875

			1,429,875

		Aerospace/Defense: 0.1%
860,741	S,I	Continental Airlines, Inc., 6.920%, due 04/02/13	747,879

			747,879

		Airlines: 0.0%
315,775	S	Continental Airlines, Inc., 7.373%, due 12/15/15	224,201
21,165	S	United Air Lines, Inc., 6.201%, due 03/29/49	20,953
19,427	S	United Air Lines, Inc., 6.602%, due 09/01/13	19,233

			264,387

		Auto Manufacturers: 1.7%
5,397,532		DaimlerChrysler NA Holding Corp., 4.320%, due 08/03/14	5,026,451
3,588,479		Ford Motor Co., 3.320%, due 11/29/13	2,609,721
1,804,457		Ford Motor Co., 4.140%, due 11/29/13	1,312,291
400,000	S	Ford Motor Co., 6.375%, due 02/01/29	218,000
400,000	S	Ford Motor Co., 7.125%, due 11/15/25	222,000
275,000	S	Ford Motor Co., 9.215%, due 09/15/21	160,875

			9,549,338

		Auto Parts & Equipment: 2.9%
3,900,000	#,C,S	Allison Transmission, Inc., 11.000%, due 11/01/15	3,100,500
4,255,000	C,S	ArvinMeritor, Inc., 8.125%, due 09/15/15	2,255,150
4,825,000	C,S	ArvinMeritor, Inc., 8.750%, due 03/01/12	3,075,938
1,600,000	C,S	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	320,000
2,400,000	C,S,L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	2,388,000
700,000	C,S	Tenneco, Inc., 8.125%, due 11/15/15	556,500
50,000	#,C,S	TRW Automotive, Inc., 7.000%, due 03/15/14	36,250
5,980,000	#,C,S	TRW Automotive, Inc., 7.250%, due 03/15/17	4,156,100

			15,888,438

		Banks: 7.6%
450,000	@@, #,C,S	Barclays Bank PLC, 7.434%, due 09/29/49	301,915
4,680,000	@@, #,S,I	Barclays Bank PLC, 10.179%, due 06/12/21	5,001,792
GBP 4,200,000	@@,C	Barclays Bank PLC, 14.000%, due 11/29/49	7,929,026
$800,000		Citigroup, Inc., 5.000%, due 09/15/14	671,390
1,799,000	S	General Motors Acceptance Corp., 6.750%, due 12/01/14	1,384,485
6,950,000	S	General Motors Acceptance Corp., 8.000%, due 11/01/31	4,770,077

See Accompanying Notes to Financial Statements

144

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Banks (continued)
$4,225,000	C,S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	$3,767,006
EUR 800,000	@@,C	Intesa Sanpaolo S.p.A., 8.047%, due 06/29/49	880,995
$7,050,000	@@, #,C,S	Rabobank, 11.000%, due 12/29/49	7,862,999
EUR 500,000	C	RBS Capital Trust A, 6.467%, due 12/29/49	319,150
$1,750,000	@@, #,C,S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	858,569
3,100,000	@@, C,S	Royal Bank of Scotland Group PLC, 7.640%, due 03/31/49	1,256,876
7,925,000	C,S	Wells Fargo & Company, 7.980%, due 02/28/49	6,587,403
600,000	C,S	Wells Fargo Capital XIII, 7.700%, due 12/29/49	498,381

			42,090,064

		Building Materials: 0.2%
1,900,000	@@, #,C,S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	975,139

			975,139

		Chemicals: 0.5%
2,375,000	@@, #,C,S	Ineos Group Holdings PLC, 8.500%, due 02/15/16	748,125
100,000	C,S	Nalco Co., 7.750%, due 11/15/11	100,500
EUR 300,000	@@,C	Rhodia SA, 3.768%, due 10/15/13	306,174
$1,875,000	C,S	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	1,771,875

			2,926,674

		Commercial Services: 0.3%
1,700,000	C,S	Aramark Services, Inc., 8.500%, due 02/01/15	1,657,500

			1,657,500

		Computers: 1.7%
3,000,000	@@,S	Seagate Technology HDD Holdings, 1.437%, due 10/01/09	2,977,500
963,346		Sungard Data Systems, Inc., 6.000%, due 02/28/16	901,932
5,669,000	C,S	Sungard Data Systems, Inc., 9.125%, due 08/15/13	5,385,550

			9,264,982

		Diversified Financial Services: 13.0%
4,272,447	C,S	AES Ironwood, LLC, 8.857%, due 11/30/25	3,717,029
843,637	C,S	AES Red Oak, LLC, 8.540%, due 11/30/19	759,274
500,000	C,S	AES Red Oak, LLC, 9.200%, due 11/30/29	425,000
700,000	S	American General Finance Corp., 6.900%, due 12/15/17	379,537
3,000,000		Capital One Bank USA NA, 8.800%, due 07/15/19	3,069,951
700,000	S	CIT Group, Inc., 1.353%, due 07/28/11	476,396
75,000	S	CIT Group, Inc., 4.750%, due 12/15/10	58,894
2,100,000	S	CIT Group, Inc., 5.200%, due 11/03/10	1,659,380
450,000	S	CIT Group, Inc., 5.400%, due 03/07/13	279,100
3,015,000	S	CIT Group, Inc., 5.600%, due 04/27/11	2,261,657
1,250,000	S	CIT Group, Inc., 5.800%, due 07/28/11	937,605
2,375,000	C,S	Citigroup Capital XXI, 8.300%, due 12/21/57	1,856,291
EUR 300,000	C	CL Capital Trust I, 7.047%, due 04/29/49	296,705
$5,025,000	#,C,S	El Paso Performance-Linked Trust, 7.750%, due 07/15/11	4,956,595
800,000	S	Ford Motor Credit Co., LLC, 7.000%, due 10/01/13	643,780
3,175,000	S	Ford Motor Credit Co., LLC, 7.375%, due 10/28/09	3,148,025
2,750,000	S	Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	2,612,695
475,000		Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	384,696
14,325,000	S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	10,965,936
1,600,000	S	Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	1,497,765
2,375,000	#,C,S	Fresenius US Finance II, Inc., 9.000%, due 07/15/15	2,487,813
5,300,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	4,784,670
4,804,000	S	International Lease Finance Corp., 4.875%, due 09/01/10	4,307,338
2,750,000	±,C,S	Lehman Brothers Holdings, Inc., 6.750%, due 12/28/17	275
1,550,000	±,C,S	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	155
499,200	#,±, S,I	Lehman Brothers Holdings, Inc., 8.160%, due 05/30/09	106,357
1,100,000	@@, C,S	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	964,264
3,400,000	#,C, S,I	NSG Holdings, LLC, 7.750%, due 12/15/25	2,737,000
1,700,000	@@, #,C,S	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	1,259,836
550,000	S	SLM Corp., 1.252%, due 07/26/10	499,338
800,000		SLM Corp., 1.322%, due 10/25/11	648,549
275,000	S	SLM Corp., 1.392%, due 01/27/14	191,367
EUR 500,000		SLM Corp., 1.531%, due 11/15/11	550,622
EUR 4,250,000		SLM Corp., 4.750%, due 03/17/14	4,322,559
$500,000	S	SLM Corp., 5.125%, due 08/27/12	427,977
2,075,000	C,S	SLM Corp., 8.450%, due 06/15/18	1,777,752
700,000	@@, #,C,S	SMFG Preferred Capital USD 3 Ltd., 9.500%, due 12/31/49	680,119
400,000	@@, #,S	TNK-BP Finance SA, 6.625%, due 03/20/17	318,000
1,700,000	@@, #,S	TNK-BP Finance SA, 7.500%, due 07/18/16	1,469,000
1,000,000	@@	Transcapit, 6.103%, due 06/27/12	962,871
850,000	C,S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	502,110

See Accompanying Notes to Financial Statements

145

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Diversified Financial Services (continued)
$300,000	C,S	Universal City Development Partners, 11.750%, due 04/01/10	$286,500
2,925,000	C,S	Universal City Florida Holding Co. I/II, 8.375%, due 05/01/10	2,398,500

			72,069,283

		Electric: 8.9%
2,000,000	C,S	AES Corp., 7.750%, due 03/01/14	1,905,000
725,000	C,S	AES Corp., 8.000%, due 10/15/17	677,875
2,100,000	C,S	AES Corp., 8.000%, due 06/01/20	1,895,250
992,462		Calpine Corp., 3.480%, due 03/29/14	881,086
4,130,000	C,S	Energy Future Holdings, 10.875%, due 11/01/17	3,035,550
450,500	&,C,S	Energy Future Holdings, 11.250%, due 11/01/17	277,058
3,775,000	@@,#, C,S,I	Intergen NV, 9.000%, due 06/30/17	3,595,688
3,435,000	#,C,S	Ipalco Enterprises, Inc., 7.250%, due 04/01/16	3,297,600
50,000	C,S	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	50,500
3,088,761	C,S	Midwest Generation, LLC, 8.560%, due 01/02/16	3,026,986
2,000,000	C,S	NRG Energy, Inc., 7.250%, due 02/01/14	1,945,000
1,100,000	C,S	NRG Energy, Inc., 7.375%, due 02/01/16	1,043,625
6,825,000	C,S	NRG Energy, Inc., 7.375%, due 01/15/17	6,449,625
4,000,000	C,S	NV Energy, Inc., 6.750%, due 08/15/17	3,643,324
5,050,000	C,S	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	5,123,811
1,422,000	C,S	RRI Energy, Inc., 6.750%, due 12/15/14	1,377,563
3,374,619	#,C,S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,922,281
1,964,824		Texas Competitive Electric Holdings Co., LLC, 3.510%, due 10/10/14	1,405,669
25,151		Texas Competitive Electric Holdings Co., LLC, 3.810%, due 10/10/14	18,008
982,368		Texas Competitive Electric Holdings Co., LLC, 3.820%, due 10/10/14	704,235
7,090,000	C,S	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	4,448,975
3,063,125	&,C,S	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	1,424,353

			49,149,062

		Electrical Components & Equipment: 0.3%
1,750,000	@@,S	Legrand, 8.500%, due 02/15/25	1,510,287

			1,510,287

		Engineering & Construction: 0.1%
GBP 769,681	@@	Grupo Ferrovial SA, 0.000%, due 04/07/11	496,786

			496,786

		Entertainment: 0.4%
$2,000,000	#,C,S	Warner Music Group, 9.500%, due 06/15/16	2,000,000

			2,000,000

		Food: 0.3%
1,100,000	S	American Stores Co., 8.000%, due 06/01/26	965,250
987,500		WM Wrigley Jr. Co., 6.500%, due 07/17/14	992,384

			1,957,634

		Forest Products & Paper: 3.1%
650,000	@@, C,S	Cascades, Inc., 7.250%, due 02/15/13	570,375
4,965,000	S	Georgia-Pacific Corp., 7.375%, due 12/01/25	3,872,700
13,380,000	C,S	Georgia-Pacific Corp., 8.000%, due 01/15/24	11,439,900
500,000	@@,S	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	360,000
2,375,000	C,S	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	1,116,250

			17,359,225

		Healthcare — Products: 3.1%
2,790,000	&,C,S	Biomet, Inc., 10.375%, due 10/15/17	2,713,275
12,085,000	C,S	Biomet, Inc., 11.625%, due 10/15/17	11,903,725
2,300,000	@@,S	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	2,351,750

			16,968,750

		Healthcare — Services: 4.3%
825,000	#,C,S	Apria Healthcare Group, Inc., 11.250%, due 11/01/14	800,250
3,610,000	C,S	Community Health Systems, Inc., 8.875%, due 07/15/15	3,555,850
1,200,000	#,C,S	HCA, Inc., 8.500%, due 04/15/19	1,182,000
16,195,000	C,S	HCA, Inc., 9.250%, due 11/15/16	15,992,563
2,366,000	&,C,S	HCA, Inc., 9.625%, due 11/15/16	2,348,255

			23,878,918

		Holding Companies — Diversified: 0.2%
275,000	@@, C,S	JSG Funding PLC, 7.750%, due 04/01/15	213,813
EUR 675,000	@@	Nordic Telephone Co. APS, 8.250%, due 05/01/16	932,726

			1,146,539

		Household Products/Wares: 0.0%
$1,000	±,C,S	Spectrum Brands, Inc., 7.375%, due 02/01/15	675

			675

		Insurance: 2.1%
325,000	S	American International Group, Inc., 1.217%, due 10/18/11	209,864
EUR 200,000		American International Group, Inc., 1.556%, due 04/26/11	175,484

See Accompanying Notes to Financial Statements

146

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Insurance (continued)
$500,000	C,S	American International Group, Inc., 4.700%, due 10/01/10	$406,093
600,000	S	American International Group, Inc., 4.950%, due 03/20/12	408,242
875,000	S	American International Group, Inc., 5.375%, due 10/18/11	630,697
5,425,000	S	American International Group, Inc., 5.850%, due 01/16/18	2,874,116
1,700,000	#,C,S	American International Group, Inc., 8.175%, due 05/15/58	485,432
10,725,000	#	American International Group, Inc., 8.250%, due 08/15/18	6,320,028
GBP 1,000,000	C,I	American International Group, Inc., 8.625%, due 05/22/38	394,847

			11,904,803

		Leisure Time: 0.5%
$400,000	@@,S	Royal Caribbean Cruises Ltd., 6.875%, due 12/01/13	336,000
2,050,000	@@,S	Royal Caribbean Cruises Ltd., 7.000%, due 06/15/13	1,801,438
650,000	@@,S	Royal Caribbean Cruises Ltd., 7.250%, due 06/15/16	516,750

			2,654,188

		Lodging: 1.3%
875,224		Harrah’s Operating Co., Inc., 4.090%, due 01/28/15	645,751
2,870,000	#,C,S	Harrah’s Operating Co., Inc., 10.000%, due 12/15/18	1,693,300
700,000	#,C,S	MGM Mirage, Inc., 10.375%, due 05/15/14	729,750
1,275,000	#,C,L	MGM Mirage, Inc., 11.125%, due 11/15/17	1,357,875
2,875,000	C,S	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	2,544,375

			6,971,051

		Machinery — Diversified: 0.2%
1,000,000	C,S	Chart Industries, Inc., 9.125%, due 10/15/15	935,000

			935,000

		Media: 7.1%
1,425,000	#,C,S	Charter Communications Operating, LLC, 10.375%, due 04/30/14	1,371,563
3,000,000	S	CSC Holdings, Inc., 7.625%, due 07/15/18	2,793,750
4,700,000	S	CSC Holdings, Inc., 7.875%, due 02/15/18	4,423,875
500,000	#,C,S	CSC Holdings, Inc., 8.500%, due 06/15/15	493,750
2,100,000	#,C,S	CSC Holdings, Inc., 8.625%, due 02/15/19	2,052,750
947,368		Dex Media West LLC, 7.000%, due 10/13/14	786,316
945,388		Dex Media West LLC, 7.000%, due 10/24/14	782,308
1,675,000	±,C,S	Dex Media West LLC, 9.875%, due 08/15/13	259,625
1,275,000	C,S	Echostar DBS Corp., 6.625%, due 10/01/14	1,179,375
9,050,000	C,S	Echostar DBS Corp., 7.125%, due 02/01/16	8,484,375
1,441,454		Idearc, Inc., 4.250%, due 11/17/14	622,400
EUR 2,035,000	@@, #,C,I	Lighthouse International Co. SA, 8.000%, due 04/30/14	1,356,038
$1,683,069	I	Local Insight Media Finance L.P., 6.250%, due 04/21/15	967,765
500,000	C,S	Local Insight Regatta Holdings, Inc., 11.000%, due 12/01/17	135,000
1,000,000		Newsday LLC, 9.750%, due 08/01/13	1,005,000
7,475,000	@@, C,S	Quebecor Media, Inc., 7.750%, due 03/15/16	6,811,594
1,925,650	±,I	Tribune Co., 5.250%, due 06/04/14	590,333
1,175,000	@@,#, C,S,I	Unity Media GmbH, 10.375%, due 02/15/15	1,198,500
EUR 200,000	@@,C	Unitymedia Hessen GmbH & Co. KG, 4.259%, due 04/15/13	258,595
EUR 871,426	@@,I	UPC Broadband Holding BV, 4.520%, due 12/31/16	1,076,400
EUR 628,574	@@,I	UPC Broadband Holding BV, 4.940%, due 12/31/17	777,915
EUR 1,300,000	@@,C	UPC Holding BV, 8.625%, due 01/15/14	1,677,819

			39,105,046

		Mining: 2.0%
$1,500,000	C,S	Freeport-McMoRan Copper & Gold, Inc., 8.250%, due 04/01/15	1,516,710
2,375,000	C,S	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	2,386,875
1,850,000	@@, #,C,S	Teck Cominco Ltd. — Class B, 9.750%, due 05/15/14	1,916,593
1,825,000	@@, #,C,S	Teck Cominco Ltd. — Class B, 10.250%, due 05/15/16	1,914,036
3,100,000	@@, #,C,S	Teck Cominco Ltd. — Class B, 10.750%, due 05/15/19	3,337,634

			11,071,848

		Oil & Gas: 2.9%
450,000	C,S	Chesapeake Energy Corp., 6.625%, due 01/15/16	397,125
2,000,000	C,S	Chesapeake Energy Corp., 7.000%, due 08/15/14	1,860,000
2,925,000	C,S	Chesapeake Energy Corp., 7.250%, due 12/15/18	2,559,375
150,000	C,S	Chesapeake Energy Corp., 7.500%, due 06/15/14	142,875
625,000	S	Chesapeake Energy Corp., 9.500%, due 02/15/15	632,813
1,275,000	@@,S	Gaz Capital SA, 8.146%, due 04/11/18	1,166,625
1,250,000	C,S	Kerr-McGee Corp., 6.950%, due 07/01/24	1,162,449
3,730,000	@@, C,S	OPTI Canada, Inc., 8.250%, due 12/15/14	2,480,450

See Accompanying Notes to Financial Statements

147

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Oil & Gas (continued)
$50,000	C,S	Plains Exploration & Production Co., 7.750%, due 06/15/15	$47,000
5,975,000	&,C,S	SandRidge Energy, Inc., 8.625%, due 04/01/15	5,392,438

			15,841,150

		Oil & Gas Services: 0.6%
3,325,000	@@, C,S	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	3,067,313
485,000	@@, C,S	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	443,775

			3,511,088

		Packaging & Containers: 1.0%
1,800,000	C,S	Berry Plastics Corp., 5.260%, due 02/15/15	1,597,500
2,900,000	C,S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	2,457,750
1,450,000	@@, C,S	Norampac, Inc., 6.750%, due 06/01/13	1,247,000

			5,302,250

		Pipelines: 5.3%
1,250,000	C,S	Colorado Interstate Gas Co., 5.950%, due 03/15/15	1,234,230
1,000,000	S	Colorado Interstate Gas Co., 6.850%, due 06/15/37	927,927
297,000	C,S	Dynegy Holdings, Inc., 6.875%, due 04/01/11	287,348
1,375,000	C,S	Dynegy Holdings, Inc., 7.125%, due 05/15/18	941,875
150,000	S	El Paso Corp., 8.050%, due 10/15/30	125,552
500,000	C,S	El Paso Natural Gas Co., 5.950%, due 04/15/17	483,771
600,000	C,S	Enterprise Products Operating L.P., 7.034%, due 01/15/68	443,146
7,500,000	C,S	Enterprise Products Operating L.P., 8.375%, due 08/01/66	6,044,985
8,125,000	@@, C,S	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	7,007,813
200,000	C,S	Knight, Inc., 5.150%, due 03/01/15	174,500
800,000	#,C,S	NGPL PipeCo, LLC, 7.119%, due 12/15/17	839,894
1,556,031	C,S	Roseton/Danskammer, 7.270%, due 11/08/10	1,567,701
1,575,000	C,S	Roseton/Danskammer, 7.670%, due 11/08/16	1,382,063
5,260,000	#,±, C,S,I	SemGroup LP, 8.750%, due 11/15/15	236,700
4,000,000	C,S	Sonat, Inc., 7.000%, due 02/01/18	3,654,904
850,000	C,S	Williams Cos., Inc., 7.500%, due 01/15/31	749,857
600,000	C,S	Williams Cos., Inc., 7.625%, due 07/15/19	593,524
350,000	C,S	Williams Cos., Inc., 8.125%, due 03/15/12	362,940
75,000	C,S	Williams Cos., Inc., 8.750%, due 03/15/32	75,561
2,375,000	C,S	Williams Partners LP/Williams Partners Finance Corp., 7.250%, due 02/01/17	2,170,235

			29,304,526

		Real Estate: 0.7%
675,000	C,S	HCP, Inc., 5.625%, due 02/28/13	622,156
550,000	C,S	HCP, Inc., 5.650%, due 12/15/13	501,225
175,000	C,S	HCP, Inc., 6.000%, due 01/30/17	148,567
475,000	C,S	Ventas Realty L.P./Ventas Capital Corp., 6.500%, due 06/01/16	428,000
1,100,000	C,S	Ventas Realty L.P./Ventas Capital Corp., 6.750%, due 04/01/17	992,750
1,051,000	C,S	Ventas Realty L.P./Ventas Capital Corp., 7.125%, due 06/01/15	1,019,470

			3,712,168

		Retail: 1.8%
300,000	S	Albertson’s, Inc., 6.570%, due 02/23/28	226,875
1,800,000	C,S	Albertson’s, Inc., 7.450%, due 08/01/29	1,485,000
3,050,000	S	Albertson’s, Inc., 7.750%, due 06/15/26	2,615,375
500,000	C,S	Albertson’s, Inc., 8.000%, due 05/01/31	431,250
2,900,000	C,S	AmeriGas Partners LP, 7.125%, due 05/20/16	2,668,000
950,000	#,C,S	Ferrellgas Partners LP, 6.750%, due 05/01/14	826,500
2,000,000	C,S	NPC International, Inc., 9.500%, due 05/01/14	1,830,000

			10,083,000

		Semiconductors: 1.1%
4,500,000	C,S	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	2,295,000
2,308,625	&,C,S	Freescale Semiconductor, Inc., 9.125%, due 12/15/14	865,734
5,675,000	@@, C,S	Sensata Technologies BV, 8.000%, due 05/01/14	2,816,219

			5,976,953

		Software: 1.0%
113,527		First Data Corp., 3.060%, due 09/24/14	85,322
1,871,360		First Data Corp., 3.070%, due 09/24/14	1,406,445
5,775,000	C,S	First Data Corporation, 9.875%, due 09/24/15	4,129,125

			5,620,892

		Telecommunications: 11.2%
2,250,000	C,S	Citizens Communications Co., 7.125%, due 03/15/19	1,929,375
1,500,000	C,S	Cricket Communications, Inc., 9.375%, due 11/01/14	1,485,000
500,000	S	Frontier Communications Co., 7.450%, due 07/01/35	357,500

See Accompanying Notes to Financial Statements

148

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

		Telecommunications (continued)
$1,950,000	C,S	Frontier Communications Co., 7.875%, due 01/15/27	$1,569,750
2,210,000	C,S	Frontier Communications Co., 9.000%, due 08/15/31	1,834,300
1,225,000	S	Frontier Communications Corp., 7.000%, due 11/01/25	875,875
1,131,542	±,I	Hawaiian Telcom Communications, Inc., 4.750%, due 06/01/14	670,439
600,000	±,C, S,I	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	9,000
145,000	#,C,S	Intelsat Corp., 9.250%, due 06/15/16	139,563
2,250,000	@@, #,C,S	Intelsat Jackson Holdings Ltd., 9.500%, due 06/15/16	2,272,500
1,800,000	C,S	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,797,750
3,750,000	@@,#, C,S,I	Nordic Telephone Co. APS, 8.875%, due 05/01/16	3,637,500
3,985,000	@@, ±,C,S	Nortel Networks Ltd., 10.125%, due 07/15/13	1,374,825
1,100,000	S	Northwestern Bell Telephone, 7.750%, due 05/01/30	764,500
1,350,000	@@, C,S	NTL Cable PLC, 9.500%, due 08/15/16	1,336,500
705,000	C,S	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	708,525
8,753,000	C,S	Qwest Communications International, Inc., 7.500%, due 02/15/14	8,030,878
2,500,000	C,S	Qwest Corp., 7.500%, due 06/15/23	2,000,000
1,300,000	C,S	Qwest Corp., 8.875%, due 03/15/12	1,316,250
6,065,000	C,S	Sprint Capital Corp., 6.900%, due 05/01/19	5,049,113
11,425,000	C,S	Sprint Capital Corp., 8.750%, due 03/15/32	9,254,250
4,025,000	#,C,S	Telesat Canada/Telesat, LLC, 11.000%, due 11/01/15	4,145,750
600,000	#,C,S	Telesat Canada/Telesat, LLC, 12.500%, due 11/01/17	594,000
2,400,000	C,S	West Corp., 9.500%, due 10/15/14	2,112,000
646,508		Wind Acquisition Finance SA, 8.360%, due 12/21/11	649,135
1,200,000	@@,#, C,S,I	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,206,000
6,965,000	C,S	Windstream Corp., 8.625%, due 08/01/16	6,703,813

			61,824,091

		Transportation: 0.3%
1,500,000	@@, C,S	Kansas City Southern de Mexico SA de CV, 9.375%, due 05/01/12	1,432,500

			1,432,500

		Total Corporate Bonds/Notes (Cost $523,400,493)	486,581,989

ASSET-BACKED SECURITIES: 0.5%

		Home Equity Asset-Backed Securities: 0.0%
300,000	S	MASTR Asset-Backed Securities Trust, 0.524%, due 11/25/36	78,735

			78,735

		Other Asset-Backed Securities: 0.5%
39,278	S	GSAMP Trust, 0.384%, due 12/25/36	20,823
62,869	S	Lehman XS Trust, 0.534%, due 04/25/46	24,615
2,200,000	S	Merrill Lynch First Franklin Mortgage Loan, 0.434%, due 07/25/37	783,536
1,079,184	#,S	Structured Asset Securities Corp., 0.464%, due 05/25/37	597,387
2,254,368	S	Structured Asset Securities Corp., 0.614%, due 06/25/35	1,060,873

			2,487,234

		Total Asset-Backed Securities (Cost $3,900,777)	2,565,969

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.2%
107,304	C,S	American Home Mortgage Assets, 0.504%, due 05/25/46	39,609
58,661	C,S	American Home Mortgage Assets, 0.504%, due 09/25/46	24,702
147,810	C,S	American Home Mortgage Assets, 0.524%, due 10/25/46	48,199
1,928,642	C,S	American Home Mortgage Assets, 2.260%, due 11/25/46	644,625
1,104,719	C,S	American Home Mortgage Assets, 6.250%, due 06/25/37	549,956
46,563	C,S	American Home Mortgage Investment Trust, 5.660%, due 09/25/45	28,542
164,477	C,S	Banc of America Alternative Loan Trust, 0.714%, due 05/25/35	105,104
83,407	C,S	Bear Stearns Adjustable Rate Mortgage Trust, 5.457%, due 05/25/47	48,675
69,269	C,S	Chase Mortgage Finance Corp., 5.426%, due 03/25/37	42,498
169,450	C,S	Citigroup Mortgage Loan Trust, Inc., 5.994%, due 09/25/37	93,866
84,409	C,S	Countrywide Alternative Loan Trust, 0.504%, due 09/25/46	32,278
224,065	C,S	Countrywide Alternative Loan Trust, 0.510%, due 12/20/46	89,975
66,331	C,S	Countrywide Alternative Loan Trust, 0.525%, due 07/20/46	25,638
27,052	C,S	Countrywide Alternative Loan Trust, 0.574%, due 06/25/35	12,046
52,155	C,S	Countrywide Alternative Loan Trust, 0.644%, due 11/20/35	23,636

See Accompanying Notes to Financial Statements

149

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

$3,084,848	C,S	Countrywide Alternative Loan Trust, 0.684%, due 02/25/37	$788,357
41,104	C,S	Countrywide Alternative Loan Trust, 2.340%, due 12/25/35	18,151
74,853	C,S	Countrywide Alternative Loan Trust, 5.886%, due 02/25/37	41,733
575,794	C,S	Countrywide Alternative Loan Trust, 5.889%, due 11/25/35	323,136
287,489	C,S	Countrywide Alternative Loan Trust, 6.000%, due 11/25/36	159,933
340,379	C,S	Countrywide Alternative Loan Trust, 6.000%, due 01/25/37	185,957
85,695	C,S	Countrywide Alternative Loan Trust, 6.500%, due 11/25/37	52,558
821,427	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 0.654%, due 03/25/36	151,635
650,251	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.364%, due 10/20/35	313,838
500,000	C,S	Greenpoint Mortgage Funding Trust, 0.634%, due 09/25/46	14,502
2,750,000	C,S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	2,199,295
3,500,000	C,S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	2,863,748
68,396	C,S	GSR Mortgage Loan Trust, 5.176%, due 01/25/36	45,950
68,817	C,S	Harborview Mortgage Loan Trust, 0.493%, due 07/19/46	28,568
944,911	C,S	Harborview Mortgage Loan Trust, 0.553%, due 03/19/36	398,914
372,102	C,S	Harborview Mortgage Loan Trust, 2.190%, due 12/19/36	130,683
608,729	C,S	Harborview Mortgage Loan Trust, 5.750%, due 08/19/36	273,580
64,166	C,S	Indymac Index Mortgage Loan Trust, 0.504%, due 09/25/46	25,063
59,158	C,S	Indymac Index Mortgage Loan Trust, 0.514%, due 06/25/47	24,574
1,803,202	C,S	Indymac Index Mortgage Loan Trust, 5.537%, due 11/25/35	876,489
330,066	C,S	JPMorgan Alternative Loan Trust, 5.550%, due 10/25/36	286,998
1,250,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.794%, due 02/12/51	937,285
622,557	C,S	JPMorgan Mortgage Trust, 4.873%, due 04/25/35	554,334
150,000	C,S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	122,007
79,392	C,S	Luminent Mortgage Trust, 0.484%, due 12/25/36	31,220
43,990	C,S	MASTR Adjustable Rate Mortgages Trust, 0.524%, due 04/25/46	18,046
66,071	C,S	Merrill Lynch Mortgage Investors Trust, 7.560%, due 11/15/31	66,062
73,740	C,S	Merrill Lynch Mortgage-Backed Securities, 5.845%, due 04/25/37	41,885
1,200,000	C	Morgan Stanley Capital I, 5.332%, due 12/15/43	900,654
15,310	C,S	Morgan Stanley Mortgage Loan Trust, 0.624%, due 01/25/35	7,869
739,509	C,S	Residential Accredit Loans, Inc., 0.474%, due 01/25/37	298,386
1,259,717	C,S	Residential Accredit Loans, Inc., 0.644%, due 03/25/37	441,266
2,078,725	C,S	Residential Accredit Loans, Inc., 6.500%, due 07/25/37	1,072,684
521,718	C,S	Structured Adjustable Rate Mortgage Loan Trust, 5.950%, due 02/25/36	276,736
609,748	C,S	Structured Asset Mortgage Investments, Inc., 0.494%, due 09/25/47	301,912
75,835	C,S	Structured Asset Mortgage Investments, Inc., 0.504%, due 07/25/46	31,739
63,227	C,S	Structured Asset Mortgage Investments, Inc., 0.534%, due 05/25/46	25,125
4,600,000	C,S	Structured Asset Mortgage Investments, Inc., 0.534%, due 09/25/47	705,241
1,038,916	C,S	Suntrust Alternative Loan Trust, 0.664%, due 04/25/36	343,788
9,450	S	United Air Lines, Inc., 6.071%, due 03/01/13	9,355
71,573	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.040%, due 02/25/47	24,365
75,853	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.040%, due 03/25/47	25,473
76,716	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.100%, due 04/25/47	31,357
68,554	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.160%, due 12/25/46	23,184
78,639	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.394%, due 02/25/37	46,682
79,960	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.581%, due 12/25/36	49,327
80,093	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.632%, due 05/25/37	51,812

See Accompanying Notes to Financial Statements

150

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

$75,426	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.687%, due 02/25/37	$42,194
73,917	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.833%, due 02/25/37	46,340
60,509	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.928%, due 09/25/36	38,997
72,507	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.593%, due 07/25/36	48,692

		Total Collateralized Mortgage Obligations (Cost $21,963,493)	17,627,028

MUNICIPAL BONDS: 0.1%

		California: 0.1%
600,000	C,S	Palomar Community College District, 4.750%, due 05/01/32	558,804

			558,804

		New Jersey: 0.0%
200,000	C,S	Tobacco Settlement Financing Corp., 5.000%, due 06/01/41	108,956

			108,956

		Puerto Rico: 0.0%
1,600,000	C,S,Z	Puerto Rico Sales Tax Financing Corp., 39.800%, due 08/01/54	83,312

			83,312

		Total Municipal Bonds (Cost $936,486)	751,072

OTHER BONDS: 0.4%

		Foreign Government Bonds: 0.4%
3,700,000		Federative Republic of Brazil, 12.500%, due 01/05/22	2,086,502

		Total Other Bonds (Cost $2,178,082)	2,086,502

Shares			Value

PREFERRED STOCK: 2.2%

		Banks: 2.2%
11,000	P,S	Citigroup, Inc.	$369,160
15,150	S	Wells Fargo & Co.	11,892,296

			12,261,456

		Insurance: 0.0%
16,200	S	American International Group, Inc.	154,224

			154,224

		Total Preferred Stock (Cost $12,125,570)	12,415,680

		Total Long-Term Investments (Cost $573,900,240)	530,703,491

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 1.0%

		Commercial Paper: 0.0%
$550,135	±,I	Tribune Co., 5.000%, due 05/30/09	$188,146

		Total Commercial Paper (Cost $188,146)	188,146

		U.S. Government Agency Obligations: 0.7%
2,500,000	Z	Federal Home Loan Bank, 0.180%, due 07/06/09	2,499,958
1,100,000	Z	Freddie Mac, 0.120%, due 09/21/09	1,099,686

		Total U.S. Government Agency Obligations (Cost $3,599,532)	3,599,644

		U.S. Treasury Bills: 0.1%
700,000		0.120%, due 07/16/09	699,963

		Total U.S. Treasury Bills (Cost $699,963)	699,963

		Securities Lending CollateralCC: 0.2%
1,342,842		Bank of New York Mellon Corp. Institutional Cash Reserves	1,108,874

		Total Securities Lending Collateral (Cost $1,342,842)	1,108,874

		Total Short-Term Investments (Cost $5,830,483)	5,596,627

	Total Investments in Securities
	(Cost $579,730,723)*	97.0%	$536,300,118
	Other Assets and Liabilities - Net	3.0	16,387,082

	Net Assets	100.0%	$552,687,200

See Accompanying Notes to Financial Statements

151

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited) (continued)

@@	Foreign Issuer
&	Payment-in-kind
MASTR	Mortgage Asset Securitization Transaction, Inc.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro
GBP	British Pound

*	Cost for federal income tax purposes is $582,013,058.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$29,094,060
Gross Unrealized Depreciation	(74,807,000)

Net Unrealized Depreciation	$(45,712,940)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Preferred Stock	$—	$12,415,680	$—
Convertible Bonds	—	8,675,251	—
Corporate Bonds/Notes	—	485,337,324	1,244,665
Asset-Backed Securities	—	2,565,969	—
Collateralized Mortgage Obligations	—	17,521,924	105,104
Municipal Bonds	—	751,072	—
Foreign Government Bonds	—	2,086,502	—
Short-Term Investments	—	5,596,627	—

Total	$—	$534,950,349	$1,349,769

Other Financial Instruments**	(360,428)	(3,905,810)	(938,842)

Total	$(360,428)	$(3,905,810)	$(938,842)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning	Net	Accrued	Total	Total Unrealized	Net Transfers	Ending
	Balance	Purchases/	Discounts/	Realized	Appreciation/	In/(Out)	Balance
	12/31/2008	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	of Level 3	at 06/30/09

Corporate Bonds/Notes	$1,757,853	$(330,925)	$—	$(428,666)	$246,403	$—	$1,244,665
Collateralized Mortgage Obligations	—	80,956	658	3,081	20,409	—	105,104
Other Financial Instruments**	(2,402,610)	2,943,082	—	(2,943,082)	1,463,768	—	(938,842)

Total	$(644,757)	$2,693,113	$658	$(3,368,667)	$1,730,580	$—	$410,927

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $926,962. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

152

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited) (continued)

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Chinese Yuan CNY 3,352,700	Buy	7/15/09	520,000	490,843	$(29,157)
Chinese Yuan CNY 4,831,875	Buy	7/15/09	750,000	707,397	(42,603)
Chinese Yuan CNY 1,465,812	Buy	7/15/09	228,000	214,598	(13,402)
Chinese Yuan CNY 2,198,752	Buy	7/15/09	342,000	321,902	(20,098)
Chinese Yuan CNY 1,476,592	Buy	7/15/09	229,000	216,176	(12,824)
Chinese Yuan CNY 5,942,280	Buy	7/15/09	920,000	869,963	(50,037)
Chinese Yuan CNY 4,962,192	Buy	7/15/09	760,000	726,476	(33,524)
Chinese Yuan CNY 7,210,685	Buy	3/29/10	1,069,200	1,060,036	(9,164)
Chinese Yuan CNY 16,947,882	Buy	3/29/10	2,505,230	2,491,493	(13,737)
Singapore Dollar SGD 694,272	Buy	7/30/09	480,000	479,172	(828)

					$(225,374)

Chinese Yuan CNY 7,282,321	Sell	7/15/09	1,069,200	1,066,148	$3,052
Chinese Yuan CNY 16,947,882	Sell	7/15/09	2,480,662	2,481,207	(545)
EU Euro EUR 8,904,000	Sell	7/27/09	12,424,285	12,491,372	(67,087)
British Pound GBP 2,225,000	Sell	7/2/09	3,442,576	3,660,563	(217,987)
British Pound GBP 4,231,000	Sell	7/2/09	6,836,831	6,960,828	(123,997)
British Pound GBP 6,456,000	Sell	8/6/09	10,672,026	10,621,094	50,932
Singapore Dollar SGD 694,272	Sell	7/30/09	484,198	479,172	5,026

					$(350,606)

ING PIMCO High Yield Portfolio Written Options Open on June 30, 2009:

Interest Rate Swaptions

		Floating Rate
		Index/Underlying	Pay/Receive	Exercise	Expiration	Notional	Premium
Description	Counterparty	Reference Entity	Floating	Rate	Date	Amount	Received	Value

Put — OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.400%	08/03/09	USD 2,400,000	$7,080	$(4,354)
Put — OTC Interest Rate Swap	Morgan Stanley Capital Services Inc.	3-Month USD-LIBOR	Pay	4.250%	08/21/09	USD 21,000,000	172,200	(108,628)
Put — OTC Interest Rate Swap	Morgan Stanley Capital Services Inc.	3-Month USD-LIBOR	Pay	4.550%	09/18/09	USD 41,800,000	66,880	(217,270)
Put — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	4.400%	08/03/09	USD 4,600,000	16,100	(8,345)
Put — OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	4.550%	09/18/09	USD 4,200,000	7,798	(21,831)

							$270,058	$(360,428)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Credit Indices — Sell Protection(1)(5)

									Unrealized
			Buy/Sell	(Pay)/Receive	Termination	Notional	Market	Upfront Premium	Appreciation/
Counterparty		Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount(3)	Value(4)	Paid/(Received)	(Depreciation)

Merrill Lynch International		CDX.NA.HY.9 Index (25-35% Tranche)	Sell	4.530	12/20/10	USD 7,600,000	$(499,025)	$—	$(499,025)
Merrill Lynch International		CDX.NA.HY.9 Index (25-35% Tranche)	Sell	3.230	12/20/12	USD 1,300,000	(357,347)	—	(357,347)
Merrill Lynch International	I	CDX.NA.HY.9 Index (35-100% Tranche)	Sell	1.550	12/20/10	USD 873,711	2,735	—	2,735
Deutsche Bank AG		CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD 1,555,655	19,898	—	19,898

						$11,329,366	$(833,739)	$—	$(833,739)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)(5)

						Implied
						Credit			Upfront	Unrealized
			Buy/Sell	(Pay)/Receive	Termination	Spread at	Notional	Market	Premium	Appreciation/
Counterparty		Reference Entity/obligation	Protection	Fixed Rate (%)	Date	06/30/09 (%)(2)	Amount(3)	Value(4)	Paid/(Received)	(Depreciation)

Credit Suisse International		AES Corp. 7.750%, 03/01/14	Sell	5.000	03/20/14	6.24	USD 2,000,000	$(89,932)	$(188,750)	$98,818
Citibank N.A., New York		Aramark Services 8.500%, 02/01/15	Sell	5.000	03/20/14	6.66	USD 100,000	(5,983)	(2,718)	(3,265)
Goldman Sachs International		Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	06/20/14	2.31	USD 1,900,000	(107,794)	(107,101)	(693)
Goldman Sachs International		Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	06/20/14	2.31	USD 700,000	(39,714)	(36,491)	(3,223)
Deutsche Bank AG		Chesapeake Energy Corp. 6.875%, 01/15/16	Sell	5.000	09/20/14	7.11	USD 150,000	(11,918)	(11,813)	(105)
Goldman Sachs International		Chesapeake Energy Corp. 6.875%, 01/15/16	Sell	5.000	09/20/14	7.11	USD 100,000	(7,946)	(7,750)	(196)
Goldman Sachs International		Chesapeake Energy Corp. 6.875%, 01/15/16	Sell	5.000	09/20/14	7.11	USD 100,000	(7,946)	(7,750)	(196)
Goldman Sachs International		Community Health Systems 8.875%, 07/15/15	Sell	5.000	03/20/14	6.68	USD 2,300,000	(140,191)	(209,875)	69,684
Citibank N.A., New York		Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	5.000	03/20/14	12.14	USD 150,000	(32,335)	(27,000)	(5,335)
Citibank N.A., New York		El Paso Corp. 6.875%, 06/15/14	Sell	5.000	03/20/14	6.93	USD 500,000	(34,319)	(37,000)	2,681
Credit Suisse International		El Paso Corp. 6.875%, 06/15/14	Sell	5.000	09/20/14	6.97	USD 2,000,000	(150,231)	(152,500)	2,269
Credit Suisse International		El Paso Corp. 6.875%, 06/15/14	Sell	5.000	09/20/14	6.97	USD 600,000	(45,069)	(45,750)	681
Goldman Sachs International		El Paso Corp. 6.875%, 06/15/14	Sell	5.000	09/20/14	6.97	USD 300,000	(22,535)	(15,750)	(6,785)
Barclays Bank PLC	I	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/14	4.18	USD 1,200,000	39,950	41,572	(1,622)
Deutsche Bank AG	I	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/14	4.18	USD 3,300,000	109,864	99,133	10,731
Deutsche Bank AG	I	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/14	4.18	USD 3,300,000	109,864	105,945	3,919
Deutsche Bank AG	I	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/14	4.18	USD 1,900,000	63,255	78,344	(15,089)
Deutsche Bank AG		GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	10.54	USD 340,000	(40,575)	(52,700)	12,125
Merrill Lynch International		GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	10.54	USD 1,400,000	(167,072)	(203,000)	35,928
Citibank N.A., New York		Goodyear Tire and Rubber 9.000%, 07/01/15	Sell	3.650	06/20/13	5.50	USD 500,000	(31,474)	—	(31,474)

See Accompanying Notes to Financial Statements

153

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited) (continued)

					Implied
					Credit			Upfront	Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Spread at	Notional	Market	Premium	Appreciation/
Counterparty	Reference Entity/obligation	Protection	Fixed Rate (%)	Date	06/30/09 (%)(2)	Amount(3)	Value(4)	Paid/(Received)	(Depreciation)

Goldman Sachs International	NRG Energy Inc. 7.250%, 02/01/14	Sell	4.200	09/20/13	4.27	USD 225,000	(531)	—	(531)
Goldman Sachs International	RRI Energy Inc. 7.625%, 06/15/14	Sell	5.000	09/20/14	9.78	USD 3,300,000	(538,009)	(610,500)	72,491
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/11	8.46	USD 2,550,000	(168,089)	(184,875)	16,786
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	8.25	USD 1,100,000	(115,359)	(121,000)	5,641
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/14	7.85	USD 2,900,000	(299,181)	(355,250)	56,069
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/13	8.02	USD 550,000	(49,860)	(70,125)	20,265
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/10	8.72	USD 900,000	(30,685)	(51,750)	21,065
Goldman Sachs International	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/10	8.72	USD 900,000	(30,685)	(54,000)	23,315
Goldman Sachs International	SLM Corp. 5.125%, 08/27/12	Sell	7.600	03/20/12	8.61	USD 250,000	(5,631)	—	(5,631)
Citibank N.A., New York	Sungard Data Systems Inc. 9.125%, 08/15/13	Sell	5.000	03/20/14	7.89	USD 800,000	(81,126)	(52,216)	(28,910)

						$36,315,000	$(1,931,257)	$(2,280,670)	$349,413

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	For the reason(s) or why a Portfolio may sell credit protection, please see NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements.

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2009:

				Unrealized
	Termination		Notional	Appreciation/
	Date		Amount	(Depreciation)

Receive a fixed rate equal to 10.680% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC, London	01/02/12	BRL	36,100,000	(384,964)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Capital Markets, L.P.	01/02/12	BRL	4,900,000	(69,635)
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services Inc.	01/02/12	BRL	2,800,000	155,864
Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	52,000,000	(1,006,839)

				$(1,305,574)

See Accompanying Notes to Financial Statements

154

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2009 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for
as hedging instruments	Location on Statement
under SFAS No. 133	of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$59,010
Credit contracts	Unrealized appreciation on swap agreements, net of upfront payments made	800,095
Interest rate contracts	Unrealized appreciation on swap agreements, net of upfront payments made	202,976

Total Asset Derivatives		$1,062,081

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$634,990
Credit contracts	Unrealized depreciation on swap agreements, net of upfront payments received	3,565,091
Interest rate contracts	Unrealized depreciation on swap agreements, net of upfront payments received	1,706,652
Interest rate contracts	Written options	360,428

Total Liability Derivatives		$6,267,161

The effect of derivative instruments on the Portfolio’s Statement of Operation for the six months ended June 30, 2009 was as follows:

	Amount of Realized Gain or (Loss)
	on Derivatives Recognized in Income
Derivatives not		Forward
accounted for as		Foreign
hedging instruments		Currency		Written
under SFAS No. 133	Investments*	Contracts	Swaps	Options	Total

Foreign exchange contracts	$—	$(3,978,249)	$—	$—	$(3,978,249)
Interest rate contracts	27,719,758	—	(1,525,593)	(27,978,913)	(1,784,748)
Credit contracts	—	—	(7,896,805)	—	(7,896,805)

Total	$27,719,758	$(3,978,249)	$(9,422,398)	$(27,978,913)	$(13,659,802)

	Change in Unrealized
	Appreciation or (Depreciation)
	on Derivatives Recognized in Income
Derivatives not		Forward
accounted for as		Foreign
hedging instruments		Currency		Written
under SFAS No. 133	Investments*	Contracts	Swaps	Options	Total

Foreign exchange contracts	$—	$4,397,833	$—	$—	$4,397,833
Interest rate contracts	(27,887,423)	—	9,520,373	28,841,503	10,474,453
Credit contracts	—	—	6,102,523	—	6,102,523

Total	$(27,887,423)	$4,397,833	$15,622,896	$28,841,503	$20,974,809

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

155

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.4%

		Aerospace/Defense: 1.2%
26,637		United Technologies Corp.	$1,384,059

			1,384,059

		Apparel: 1.4%
29,053		VF Corp.	1,608,084

			1,608,084

		Auto Manufacturers: 2.7%
94,082		Paccar, Inc.	3,058,606

			3,058,606

		Auto Parts & Equipment: 2.4%
124,354		Johnson Controls, Inc.	2,700,969

			2,700,969

		Banks: 5.9%
22,292		Bank of New York Mellon Corp.	653,379
28,979		JPMorgan Chase & Co.	988,474
21,895		Northern Trust Corp.	1,175,324
65,558		SunTrust Bank	1,078,429
109,635		US Bancorp.	1,964,659
34,350		Wells Fargo & Co.	833,331

			6,693,596

		Beverages: 0.6%
14,144		Coca-Cola Co.	678,771

			678,771

		Chemicals: 5.2%
21,941		Air Products & Chemicals, Inc.	1,417,169
66,509		EI Du Pont de Nemours & Co.	1,703,961
126,751		Valspar Corp.	2,855,694

			5,976,824

		Cosmetics/Personal Care: 4.3%
37,385		Colgate-Palmolive Co.	2,644,615
43,611		Procter & Gamble Co.	2,228,522

			4,873,137

		Distribution/Wholesale: 1.2%
41,897		Genuine Parts Co.	1,406,063

			1,406,063

		Diversified Financial Services: 1.3%
36,619		T. Rowe Price Group, Inc.	1,525,914

			1,525,914

		Electric: 10.2%
108,151		Duke Energy Corp.	1,577,923
20,041		FirstEnergy Corp.	776,589
13,938		FPL Group, Inc.	792,515
75,619		NSTAR	2,428,126
62,495		Pacific Gas & Electric Co.	2,402,308
17,462		PPL Corp.	575,548
46,319		Public Service Enterprise Group, Inc.	1,511,389
50,511		Southern Co.	1,573,923

			11,638,321

		Electrical Components & Equipment: 2.4%
84,269		Emerson Electric Co.	2,730,316

			2,730,316

		Entertainment: 1.1%
113,492	@	Cedar Fair LP	1,241,602

			1,241,602

		Environmental Control: 0.9%
43,384		Mine Safety Appliances Co.	1,045,554

			1,045,554

		Food: 9.8%
24,007		General Mills, Inc.	1,344,872
48,469		Hershey Co.	1,744,884
61,701		HJ Heinz Co.	2,202,726
21,555		JM Smucker Co.	1,048,866
40,740		Kellogg Co.	1,897,262
79,040		Kraft Foods, Inc.	2,002,874
44,224		Sysco Corp.	994,156

			11,235,640

		Gas: 1.6%
57,556		AGL Resources, Inc.	1,830,281

			1,830,281

		Hand/Machine Tools: 0.5%
21,729		Snap-On, Inc.	624,491

			624,491

		Healthcare — Products: 1.5%
32,273		Baxter International, Inc.	1,709,178

			1,709,178

		Household Products/Wares: 1.3%
26,883		Clorox Co.	1,500,878

			1,500,878

		Insurance: 3.7%
11,100		Aflac, Inc.	345,099
58,684		Chubb Corp.	2,340,318
29,486		Cincinnati Financial Corp.	659,012
21,564		Travelers Cos., Inc.	884,987

			4,229,416

See Accompanying Notes to Financial Statements

156

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

	Iron/Steel: 2.1%
22,872	Carpenter Technology Corp.		$475,966
42,912	Nucor Corp.		1,906,580

			2,382,546

	Machinery — Construction & Mining: 1.0%
33,297	Caterpillar, Inc.		1,100,133

			1,100,133

	Machinery — Diversified: 1.5%
29,254	Deere & Co.		1,168,697
28,208	Gorman-Rupp Co.		568,955

			1,737,652

	Media: 1.5%
27,699	McGraw-Hill Cos., Inc.		834,017
29,486	@@ Reed Elsevier PLC ADR		878,978

			1,712,995

	Metal Fabricate/Hardware: 0.7%
49,886	Timken Co.		852,053

			852,053

	Mining: 1.9%
39,568	Compass Minerals International, Inc.		2,172,679

			2,172,679

	Miscellaneous Manufacturing: 2.3%
44,624	Illinois Tool Works, Inc.		1,666,260
21,499	Parker Hannifin Corp.		923,597

			2,589,857

	Oil & Gas: 12.1%
26,777	Chevron Corp.		1,773,976
44,330	ConocoPhillips		1,864,520
65,095	EQT Corp.		2,272,466
14,490	ExxonMobil Corp.		1,012,996
79,059	Marathon Oil Corp.		2,382,048
97,627	Questar Corp.		3,032,295
30,485	@@ Royal Dutch Shell PLC ADR — Class A		1,530,042

			13,868,343

	Pharmaceuticals: 4.7%
45,019	Abbott Laboratories		2,117,694
35,032	Bristol-Myers Squibb Co.		711,500
26,224	Eli Lilly & Co.		908,399
59,734	Merck & Co., Inc.		1,670,163

			5,407,756

	Pipelines: 1.2%
77,697	Spectra Energy Corp.		1,314,633

			1,314,633

	Retail: 1.5%
43,815	Lowe’s Cos., Inc.		850,449
14,881	McDonald’s Corp.		855,509

			1,705,958

	Semiconductors: 2.0%
29,006	Analog Devices, Inc.		718,769
71,154	Microchip Technology, Inc.		1,604,523

			2,323,292

	Telecommunications: 3.7%
16,126	Embarq Corp.		678,260
139,263	Frontier Communications Corp.		994,338
50,214	Verizon Communications, Inc.		1,543,076
126,912	Windstream Corp.		1,060,984

			4,276,658

	Total Common Stock (Cost $133,825,345)		109,136,255

REAL ESTATE INVESTMENT TRUSTS: 3.4%

	Forest Products & Paper: 1.3%
51,068	Plum Creek Timber Co., Inc.		1,520,805

			1,520,805

	Health Care: 0.8%
36,551	Nationwide Health Properties, Inc.		940,823

			940,823

	Office Property: 0.5%
14,692	Alexandria Real Estate Equities, Inc.		525,827

			525,827

	Shopping Centers: 0.8%
25,332	Regency Centers Corp.		884,340

			884,340

	Total Real Estate Investment Trusts (Cost $4,290,727)		3,871,795

	Total Long-Term Investments (Cost $138,116,072)		113,008,050

SHORT-TERM INVESTMENTS: 0.9%

	Affiliated Mutual Fund: 0.9%
1,047,144	ING Institutional Prime Money Market Fund — Class I		1,047,144

	Total Short-Term Investments (Cost $1,047,144)		1,047,144

	Total Investments in Securities
	(Cost $139,163,216)*	99.7%	$114,055,194
	Other Assets and Liabilities - Net	0.3	351,249

	Net Assets	100.0%	$114,406,443

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $139,359,244.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,247,449
Gross Unrealized Depreciation	(27,551,499)

Net Unrealized Depreciation	$(25,304,050)

See Accompanying Notes to Financial Statements

157

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock**	$109,136,255	$—	$—
Real Estate Investment Trusts	3,871,795	—	—
Short-Term Investments	1,047,144	—	—

Total	$114,055,194	$—	$—

Other Financial Instruments***	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

158

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)*

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.7%

		Aerospace/Defense: 2.4%
16,306		General Dynamics Corp.	$903,189
15,202		United Technologies Corp.	789,896

			1,693,085

		Apparel: 0.8%
21,309		Coach, Inc.	572,786

			572,786

		Auto Manufacturers: 2.7%
70,574	@	Ford Motor Co.	428,384
45,739		Paccar, Inc.	1,486,975

			1,915,359

		Auto Parts & Equipment: 2.3%
10,949		BorgWarner, Inc.	373,908
58,811		Johnson Controls, Inc.	1,277,375

			1,651,283

		Banks: 5.2%
12,568		Bank of New York Mellon Corp.	368,368
14,400		JPMorgan Chase & Co.	491,184
21,952		Morgan Stanley	625,852
10,100		PNC Financial Services Group, Inc.	391,981
15,500		State Street Corp.	731,600
27,600		US Bancorp.	494,592
19,200		Wells Fargo & Co.	465,792
14,533		Zions Bancorp.	168,001

			3,737,370

		Beverages: 2.3%
14,730		Coca-Cola Co.	706,893
17,351		PepsiCo, Inc.	953,611

			1,660,504

		Chemicals: 3.1%
7,708		Air Products & Chemicals, Inc.	497,860
11,192		Ecolab, Inc.	436,376
16,087		EI Du Pont de Nemours & Co.	412,149
7,681		Monsanto Co.	571,006
4,572		Praxair, Inc.	324,932

			2,242,323

		Commercial Services: 0.9%
17,703		Automatic Data Processing, Inc.	627,394

			627,394

		Computers: 3.8%
500	@	Apple, Inc.	71,215
7,696	@	DST Systems, Inc.	284,367
20,991	@	EMC Corp.	274,982
41,551		Hewlett – Packard Co.	1,605,946
4,707		International Business Machines Corp.	491,505

			2,728,015

		Cosmetics/Personal Care: 2.5%
21,214		Colgate – Palmolive Co.	1,500,678
9,145		Estee Lauder Cos., Inc.	298,767

			1,799,445

		Diversified Financial Services: 3.2%
1,600		CME Group, Inc.	497,776
11,082		Franklin Resources, Inc.	798,015
23,431		T. Rowe Price Group, Inc.	976,370

			2,272,161

		Electric: 2.0%
7,772		FirstEnergy Corp.	301,165
8,519		PPL Corp.	280,786
11,542		Public Service Enterprise Group, Inc.	376,615
16,159		Southern Co.	503,514

			1,462,080

		Electrical Components & Equipment: 0.8%
17,273		Emerson Electric Co.	559,645

			559,645

		Food: 7.6%
17,167		Campbell Soup Co.	505,053
13,833		General Mills, Inc.	774,925
28,961		Hershey Co.	1,042,596
23,056		HJ Heinz Co.	823,099
10,141		Kellogg Co.	472,266
36,083		Kraft Foods, Inc.	914,343
9,244	@@	Nestle SA	349,039
25,513		Sysco Corp.	573,532

			5,454,853

		Healthcare — Products: 9.2%
6,165	@@	Alcon, Inc.	715,880
9,300		Baxter International, Inc.	492,528
23,653		Becton Dickinson & Co.	1,686,695
3,900	@@	Covidien PLC	146,016
14,791		CR Bard, Inc.	1,101,190
9,547		Johnson & Johnson	542,270
12,475		Medtronic, Inc.	435,253
23,477	@	St. Jude Medical, Inc.	964,905
11,864		Stryker Corp.	471,475

			6,556,212

		Household Products/Wares: 0.3%
4,087		Clorox Co.	228,177

			228,177

		Insurance: 2.6%
36,286		Chubb Corp.	1,447,086
9,400		Travelers Cos., Inc.	385,776

			1,832,862

See Accompanying Notes to Financial Statements

159

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 0.8%
16,585		Caterpillar, Inc.	$547,968

			547,968

		Machinery — Diversified: 1.8%
24,638		Deere & Co.	984,288
10,184		Rockwell Automation, Inc.	327,110

			1,311,398

		Media: 4.2%
23,724		John Wiley & Sons, Inc.	788,823
33,700		McGraw-Hill Cos., Inc.	1,014,707
79,316	@@	Reed Elsevier NV	877,023
15,007		Walt Disney Co.	350,113

			3,030,666

		Mining: 3.2%
46,663		Alcoa, Inc.	482,029
6,200	@@	BHP Billiton Ltd. ADR	339,326
11,606		Freeport-McMoRan Copper & Gold, Inc.	581,577
24,653	@@	Rio Tinto PLC	853,768

			2,256,700

		Miscellaneous Manufacturing: 1.7%
10,053		3M Co.	604,185
4,706		Honeywell International, Inc.	147,768
5,148		Illinois Tool Works, Inc.	192,226
6,253		Parker Hannifin Corp.	268,629

			1,212,808

		Office/Business Equipment: 1.3%
28,428	@@	Canon, Inc. ADR	924,763

			924,763

		Oil & Gas: 9.3%
17,169		Apache Corp.	1,238,743
38,182		Chevron Corp.	2,529,558
15,000		ConocoPhillips	630,900
15,654		ExxonMobil Corp.	1,094,371
22,550		Marathon Oil Corp.	679,432
10,107	@@	Royal Dutch Shell PLC ADR-Class A	507,270

			6,680,274

		Oil & Gas Services: 1.0%
13,898		Schlumberger Ltd.	752,021

			752,021

		Pharmaceuticals: 4.6%
24,580		Abbott Laboratories	1,156,243
12,827		Eli Lilly & Co.	444,327
12,021		Merck & Co., Inc.	336,107
20,034		Pfizer, Inc.	300,510
21,550	@@	Teva Pharmaceutical Industries Ltd. ADR	1,063,277

			3,300,464

		Retail: 7.0%
18,619		CVS Caremark Corp.	593,388
35,687		Lowe’s Cos., Inc.	692,685
1,600		McDonald’s Corp.	91,984
19,679		Nordstrom, Inc.	391,415
18,686		Staples, Inc.	376,897
35,033		Target Corp.	1,382,753
44,216		Walgreen Co.	1,299,950
1,600		Wal-Mart Stores, Inc.	77,504
2,300		Yum! Brands, Inc.	76,682

			4,983,258

		Semiconductors: 2.7%
37,286		Applied Materials, Inc.	409,027
44,564		Intel Corp.	737,534
36,226		Texas Instruments, Inc.	771,614

			1,918,175

		Software: 1.9%
19,240	@	Adobe Systems, Inc.	544,492
7,811	@	Fiserv, Inc.	356,963
18,500		Microsoft Corp.	439,745

			1,341,200

		Telecommunications: 2.8%
28,178	@	Cisco Systems, Inc.	525,238
60,699	@@	Nokia OYJ ADR	884,991
15,534		Verizon Communications, Inc.	477,360
13,527		Windstream Corp.	113,086

			2,000,675

		Transportation: 4.7%
11,644		Burlington Northern Santa Fe Corp.	856,300
19,382	@@	Canadian National Railway Co.	832,651
44,424		Norfolk Southern Corp.	1,673,454

			3,362,405

		Total Common Stock (Cost $81,261,412)	70,616,329

RIGHTS: 0.2%

		Mining:0.2%
12,942	@@	Rio Tinto PLC	148,619

		Total Rights (Cost $208,017)	148,619

		Total Long-Term Investments (Cost $81,469,429)	70,764,948

SHORT-TERM INVESTMENTS: 1.3%

		Affiliated Mutual Fund:1.3%
968,835		ING Institutional Prime Money Market Fund-Class I	968,835

		Total Short-Term Investments (Cost $968,835)	968,835

	Total Investments in Securities
	(Cost $82,438,264)*	100.2%	$71,733,783
	Other Assets and Liabilities - Net	(0.2)	(167,847)

	Net Assets	100.0%	$71,565,936

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $82,869,055.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,175,932
Gross Unrealized Depreciation	(14,311,204)

Net Unrealized Depreciation	$(11,135,272)

See Accompanying Notes to Financial Statements

160

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock
Aerospace/Defense	$1,693,085	$—	$—
Apparel	572,786	—	—
Auto Manufacturers	1,915,359	—	—
Auto Parts & Equipment	1,651,283	—	—
Banks	3,737,370	—	—
Beverages	1,660,504	—	—
Chemicals	2,242,323	—	—
Commercial Services	627,394	—	—
Computers	2,728,015	—	—
Cosmetics/Personal Care	1,799,445	—	—
Diversified Financial Services	2,272,161	—	—
Electric	1,462,080	—	—
Electrical Components & Equipment	559,645	—	—
Food	5,105,814	349,039	—
Healthcare — Products	6,556,212	—	—
Household Products/Wares	228,177	—	—
Insurance	1,832,862	—	—
Machinery — Construction & Mining	547,968	—	—
Machinery — Diversified	1,311,398	—	—
Media	2,153,643	877,023	—
Mining	2,256,700	—	—
Miscellaneous Manufacturing	1,212,808	—	—
Office/Business Equipment	924,763	—	—
Oil & Gas	6,680,274	—	—
Oil & Gas Services	752,021	—	—
Pharmaceuticals	3,300,464	—	—
Retail	4,983,258	—	—
Semiconductors	1,918,175	—	—
Software	1,341,200	—	—
Telecommunications	2,000,675	—	—
Transportation	3,362,405	—	—

Total Common Stock	69,390,267	1,226,062	—

Rights	148,619	—	—
Short-Term Investments	968,835	—	—

Total	$70,507,721	$1,226,062	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

161

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)*

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.2%

		Advertising: 0.2%
38,825	@	Interpublic Group of Cos., Inc.	$196,066
25,262		Omnicom Group	797,774

			993,840

		Aerospace/Defense: 2.2%
59,082		Boeing Co.	2,510,985
31,351		General Dynamics Corp.	1,736,532
10,119		Goodrich Corp.	505,646
9,390	S	L-3 Communications Holdings, Inc.	651,478
26,457		Lockheed Martin Corp.	2,133,757
26,290		Northrop Grumman Corp.	1,200,927
32,037		Raytheon Co.	1,423,404
12,848		Rockwell Collins, Inc.	536,147
76,586		United Technologies Corp.	3,979,409

			14,678,285

		Agriculture: 1.9%
168,092		Altria Group, Inc.	2,755,028
52,180		Archer-Daniels-Midland Co.	1,396,859
13,706		Lorillard, Inc.	928,856
159,392		Philip Morris International, Inc.	6,952,679
13,772		Reynolds American, Inc.	531,875

			12,565,297

		Airlines: 0.1%
60,252		Southwest Airlines Co.	405,496

			405,496

		Apparel: 0.4%
25,815		Coach, Inc.	693,907
31,470		Nike, Inc.	1,629,517
4,600		Polo Ralph Lauren Corp.	246,284
7,151		VF Corp.	395,808

			2,965,516

		Auto Manufacturers: 0.4%
261,668	@	Ford Motor Co.	1,588,325
29,499		Paccar, Inc.	959,012

			2,547,337

		Auto Parts & Equipment: 0.2%
19,662	@	Goodyear Tire & Rubber Co.	221,394
48,346		Johnson Controls, Inc.	1,050,075

			1,271,469

		Banks: 8.1%
657,498		Bank of America Corp.	8,678,974
97,262		Bank of New York Mellon Corp.	2,850,749
52,543		BB&T Corp.	1,154,895
36,756		Capital One Financial Corp.	804,221
448,201	L	Citigroup, Inc.	1,331,157
12,289		Comerica, Inc.	259,912
59,739		Fifth Third Bancorp.	424,147
17,469		First Horizon National Corp.	209,628
40,903		Goldman Sachs Group, Inc.	6,030,738
44,262		Huntington Bancshares, Inc.	185,015
317,271		JPMorgan Chase & Co.	10,822,114
57,552		Keycorp	301,572
6,706	L	M&T Bank Corp.	341,537
28,540		Marshall & Ilsley Corp.	136,992
109,876		Morgan Stanley	3,132,565
19,623		Northern Trust Corp.	1,053,363
37,428		PNC Financial Services Group, Inc.	1,452,581
93,854		Regions Financial Corp.	379,170
40,169		State Street Corp.	1,895,977
37,700		SunTrust Bank	620,165
154,393		US Bancorp.	2,766,723
378,567		Wells Fargo & Co.	9,184,035
9,388	L	Zions Bancorp.	108,525

			54,124,755

		Beverages: 2.6%
7,868		Brown-Forman Corp.	338,167
161,847		Coca-Cola Co.	7,767,038
25,812		Coca-Cola Enterprises, Inc.	429,770
15,965	@	Constellation Brands, Inc.	202,436
20,600	@	Dr Pepper Snapple Group, Inc.	436,514
12,186		Molson Coors Brewing Co.	515,833
11,197		Pepsi Bottling Group, Inc.	378,906
126,619		PepsiCo, Inc.	6,958,980

			17,027,644

		Biotechnology: 1.9%
82,359	@	Amgen, Inc.	4,360,085
23,370	@	Biogen Idec, Inc.	1,055,156
37,460	@	Celgene Corp.	1,792,086
21,986	@	Genzyme Corp.	1,223,961
73,700	@	Gilead Sciences, Inc.	3,452,108
14,259	@	Life Technologies Corp.	594,885
4,499	@	Millipore Corp.	315,875

			12,794,156

		Building Materials: 0.0%
29,284		Masco Corp.	280,541

			280,541

		Chemicals: 1.8%
17,015	S	Air Products & Chemicals, Inc.	1,098,999
4,000		CF Industries Holdings, Inc.	296,560
87,478		Dow Chemical Co.	1,411,895
5,813		Eastman Chemical Co.	220,313
13,600		Ecolab, Inc.	530,264
73,543		EI Du Pont de Nemours & Co.	1,884,172

See Accompanying Notes to Financial Statements

162

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Chemicals (continued)
6,343		International Flavors & Fragrances, Inc.	$207,543
44,359		Monsanto Co.	3,297,648
13,374		PPG Industries, Inc.	587,119
25,038		Praxair, Inc.	1,779,451
8,061		Sherwin-Williams Co.	433,279
9,894		Sigma-Aldrich Corp.	490,347

			12,237,590

		Coal: 0.2%
14,595		Consol Energy, Inc.	495,646
6,900		Massey Energy Co.	134,826
21,720		Peabody Energy Corp.	655,075

			1,285,547

		Commercial Services: 1.2%
8,726	@	Apollo Group, Inc. — Class A	620,593
40,746		Automatic Data Processing, Inc.	1,444,038
9,927	@	Convergys Corp.	92,123
5,000		DeVry, Inc.	250,200
10,306		Equifax, Inc.	268,987
27,618		H&R Block, Inc.	475,858
14,600	@	Iron Mountain, Inc.	419,750
5,800		MasterCard, Inc.	970,398
10,250	@,S	Monster Worldwide, Inc.	121,053
15,539		Moody’s Corp.	409,453
26,100		Paychex, Inc.	657,720
17,100	@	Quanta Services, Inc.	395,523
12,449		Robert Half International, Inc.	294,045
16,687		RR Donnelley & Sons Co.	193,903
16,000		Total System Services, Inc.	214,240
520		Washington Post	183,134
57,091		Western Union Co.	936,292

			7,947,310

		Computers: 5.5%
7,847	@	Affiliated Computer Services, Inc.	348,564
72,569	@	Apple, Inc.	10,336,003
23,700	@	Cognizant Technology Solutions Corp.	632,790
12,279	@	Computer Sciences Corp.	543,960
141,316	@	Dell, Inc.	1,940,269
163,672	@	EMC Corp.	2,144,103
194,084		Hewlett-Packard Co.	7,501,347
107,355		International Business Machines Corp.	11,210,009
6,321	@	Lexmark International, Inc.	100,188
26,826	@	NetApp, Inc.	529,009
18,425	@	Sandisk Corp.	270,663
60,736	@	Sun Microsystems, Inc.	559,986
14,000	@	Teradata Corp.	328,020
17,400	@	Western Digital Corp.	461,100

			36,906,011

		Cosmetics/Personal Care: 2.4%
34,703		Avon Products, Inc.	894,643
40,675		Colgate-Palmolive Co.	2,877,350
9,385		Estee Lauder Cos., Inc.	306,608
237,027		Procter & Gamble Co.	12,112,080

			16,190,681

		Distribution/Wholesale: 0.2%
10,500	L	Fastenal Co.	348,285
12,967		Genuine Parts Co.	435,173
5,050		WW Grainger, Inc.	413,494

			1,196,952

		Diversified Financial Services: 1.7%
96,474		American Express Co.	2,242,056
20,658		Ameriprise Financial, Inc.	501,370
76,343		Charles Schwab Corp.	1,339,056
31,585		CIT Group, Inc.	67,908
5,470		CME Group, Inc.	1,701,772
39,188		Discover Financial Services	402,461
46,507	@,L	E*Trade Financial Corp.	59,529
7,279		Federated Investors, Inc.	175,351
12,319		Franklin Resources, Inc.	887,091
6,000	@	IntercontinentalExchange, Inc.	685,440
33,500		Invesco Ltd.	596,970
13,032		Janus Capital Group, Inc.	148,565
11,645		Legg Mason, Inc.	283,905
11,200	@	Nasdaq Stock Market, Inc.	238,672
21,100		NYSE Euronext	574,975
38,063	@	SLM Corp.	390,907
20,710		T. Rowe Price Group, Inc.	862,986

			11,159,014

		Electric: 3.6%
54,163	@	AES Corp.	628,832
13,776		Allegheny Energy, Inc.	353,354
17,409		Ameren Corp.	433,310
38,773		American Electric Power Co., Inc.	1,120,152
18,497		CMS Energy Corp.	223,444
22,300		Consolidated Edison, Inc.	834,466
16,137		Constellation Energy Group, Inc.	428,921
47,970		Dominion Resources, Inc.	1,603,157
13,369		DTE Energy Co.	427,808
104,643		Duke Energy Corp.	1,526,741
41,224	@	Dynegy, Inc. — Class A	93,578
26,402		Edison International	830,607
15,986		Entergy Corp.	1,239,235
53,548		Exelon Corp.	2,742,193
24,821		FirstEnergy Corp.	961,814
33,386		FPL Group, Inc.	1,898,328
6,194		Integrys Energy Group, Inc.	185,758
14,300		Northeast Utilities	319,033
29,933		Pacific Gas & Electric Co.	1,150,625
17,900		Pepco Holdings, Inc.	240,576
8,191		Pinnacle West Capital Corp.	246,959
30,493		PPL Corp.	1,005,049
22,711		Progress Energy, Inc.	859,157
41,120		Public Service Enterprise Group, Inc.	1,341,746
9,900		SCANA Corp.	321,453
63,556		Southern Co.	1,980,405
17,371		TECO Energy, Inc.	207,236
9,599		Wisconsin Energy Corp.	390,775
37,037		Xcel Energy, Inc.	681,851

			24,276,563

		Electrical Components & Equipment: 0.3%
60,993		Emerson Electric Co.	1,976,173
11,270		Molex, Inc.	175,249

			2,151,422

		Electronics: 0.5%
27,922	@	Agilent Technologies, Inc.	567,096
13,900		Amphenol Corp.	439,796
12,200	@	Flir Systems, Inc.	275,232
17,435		Jabil Circuit, Inc.	129,368
9,419		PerkinElmer, Inc.	163,891
34,003	@	Thermo Electron Corp.	1,386,302
7,791	@	Waters Corp.	401,003

			3,362,688

See Accompanying Notes to Financial Statements

163

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Engineering & Construction: 0.2%
14,618		Fluor Corp.	$749,757
10,100	@	Jacobs Engineering Group, Inc.	425,109

			1,174,866

		Entertainment: 0.1%
24,130		International Game Technology	383,667

			383,667

		Environmental Control: 0.3%
26,151		Republic Services, Inc.	638,346
6,900	@	Stericycle, Inc.	355,557
40,086		Waste Management, Inc.	1,128,822

			2,122,725

		Food: 2.0%
16,300		Campbell Soup Co.	479,546
36,400		ConAgra Foods, Inc.	693,784
14,420	@	Dean Foods Co.	276,720
26,757		General Mills, Inc.	1,498,927
13,504		Hershey Co.	486,144
25,581		HJ Heinz Co.	913,242
5,700		Hormel Foods Corp.	196,878
9,650		JM Smucker Co.	469,569
20,580		Kellogg Co.	958,411
119,700		Kraft Foods, Inc.	3,033,198
53,092		Kroger Co.	1,170,679
10,668		McCormick & Co., Inc.	347,030
34,606		Safeway, Inc.	704,924
56,584		Sara Lee Corp.	552,260
17,133		Supervalu, Inc.	221,872
47,954		Sysco Corp.	1,078,006
24,620		Tyson Foods, Inc.	310,458
11,400	L	Whole Foods Market, Inc.	216,372

			13,608,020

		Forest Products & Paper: 0.2%
35,122		International Paper Co.	531,396
13,868		MeadWestvaco Corp.	227,574
17,180		Weyerhaeuser Co.	522,787

			1,281,757

		Gas: 0.3%
28,411		CenterPoint Energy, Inc.	314,794
3,623		Nicor, Inc.	125,428
22,326		NiSource, Inc.	260,321
19,767		Sempra Energy	981,036

			1,681,579

		Hand/Machine Tools: 0.1%
4,792		Black & Decker Corp.	137,339
4,649		Snap-On, Inc.	133,612
6,507		Stanley Works	220,197

			491,148

		Healthcare — Products: 3.9%
49,136		Baxter International, Inc.	2,602,243
19,487		Becton Dickinson & Co.	1,389,618
122,492	@	Boston Scientific Corp.	1,242,069
8,121		CR Bard, Inc.	604,608
12,000		Densply International, Inc.	366,240
13,016	@	Hospira, Inc.	501,376
3,100	@,L	Intuitive Surgical, Inc.	507,346
224,020		Johnson & Johnson	12,724,336
90,823		Medtronic, Inc.	3,168,814
7,385	@	Patterson Cos., Inc.	160,255
28,151	@	St. Jude Medical, Inc.	1,157,006
19,433		Stryker Corp.	772,267
10,200	@	Varian Medical Systems, Inc.	358,428
17,543	@	Zimmer Holdings, Inc.	747,332

			26,301,938

		Healthcare — Services: 1.3%
36,264		Aetna, Inc.	908,413
22,168		Cigna Corp.	534,027
12,175	@	Coventry Health Care, Inc.	227,794
8,400	@	DaVita, Inc.	415,464
13,768	@	Humana, Inc.	444,156
8,760	@	Laboratory Corp. of America Holdings	593,840
12,261		Quest Diagnostics	691,888
34,003	@	Tenet Healthcare Corp.	95,888
96,749		UnitedHealth Group, Inc.	2,416,790
39,479	@	WellPoint, Inc.	2,009,086

			8,337,346

		Holding Companies — Diversified: 0.0%
14,800	@	Leucadia National Corp.	312,132

			312,132

		Home Builders: 0.1%
10,147		Centex Corp.	85,844
22,515		D.R. Horton, Inc.	210,740
6,062		KB Home	82,928
11,475		Lennar Corp.	111,193
17,494		Pulte Homes, Inc.	154,472

			645,177

		Home Furnishings: 0.1%
5,660		Harman International Industries, Inc.	106,408
6,056		Whirlpool Corp.	257,743

			364,151

		Household Products/Wares: 0.5%
9,233		Avery Dennison Corp.	237,103
11,327		Clorox Co.	632,386
12,228		Fortune Brands, Inc.	424,801
33,637		Kimberly-Clark Corp.	1,763,588

			3,057,878

		Housewares: 0.0%
22,553		Newell Rubbermaid, Inc.	234,777

			234,777

		Insurance: 2.3%
37,991		Aflac, Inc.	1,181,140
43,603		Allstate Corp.	1,063,913
218,796	L	American International Group, Inc.	253,803
22,492		AON Corp.	851,772
9,600		Assurant, Inc.	231,264
28,687		Chubb Corp.	1,144,038
13,229		Cincinnati Financial Corp.	295,668
35,140		Genworth Financial, Inc.	245,629
26,454		Hartford Financial Services Group, Inc.	314,009
24,079		Lincoln National Corp.	414,400
29,321		Loews Corp.	803,395
42,398		Marsh & McLennan Cos., Inc.	853,472
13,849	@	MBIA, Inc.	59,966
66,506		Metlife, Inc.	1,995,845
25,216		Principal Financial Group, Inc.	475,069
55,441	@,S	Progressive Corp.	837,714
37,678		Prudential Financial, Inc.	1,402,375
6,679		Torchmark Corp.	247,390
47,543		Travelers Cos., Inc.	1,951,165
26,927		UnumProvident Corp.	427,062
27,799	@@	XL Capital, Ltd.	318,577

			15,367,666

See Accompanying Notes to Financial Statements

164

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Internet: 2.4%
14,000	@	Akamai Technologies, Inc.	$268,520
26,185	@	Amazon.com, Inc.	2,190,637
87,907	@	eBay, Inc.	1,505,847
17,100	@	Expedia, Inc.	258,381
19,495	@	Google, Inc. — Class A	8,218,897
12,700	@	McAfee, Inc.	535,813
66,465	@	Symantec Corp.	1,034,195
15,600	@	VeriSign, Inc.	288,288
113,373	@	Yahoo!, Inc.	1,775,421

			16,075,999

		Iron/Steel: 0.3%
8,900		AK Steel Holding Corp.	170,791
7,900		Allegheny Technologies, Inc.	275,947
25,597		Nucor Corp.	1,137,275
11,646		United States Steel Corp.	416,228

			2,000,241

		Leisure Time: 0.2%
35,615		Carnival Corp.	917,799
19,090		Harley-Davidson, Inc.	309,449

			1,227,248

		Lodging: 0.2%
24,113		Marriott International, Inc.	532,174
15,124	L	Starwood Hotels & Resorts Worldwide, Inc.	335,753
14,434		Wyndham Worldwide Corp.	174,940
5,500	@,L	Wynn Resorts Ltd.	194,150

			1,237,017

		Machinery — Construction & Mining: 0.2%
48,880		Caterpillar, Inc.	1,614,995

			1,614,995

		Machinery — Diversified: 0.4%
16,464		Cummins, Inc.	579,697
34,428		Deere & Co.	1,375,399
4,600		Flowserve Corp.	321,126
10,500		Manitowoc Co., Inc.	55,230
11,512		Rockwell Automation, Inc.	369,765

			2,701,217

		Media: 2.4%
55,250		CBS Corp. — Class B	382,330
234,463		Comcast Corp. — Class A	3,397,369
42,620	@,L	DIRECTV Group, Inc.	1,053,140
18,923		Gannett Co., Inc.	67,555
25,597		McGrawHill Cos., Inc.	770,726
2,933		Meredith Corp.	74,938
9,414	L	New York Times Co.	51,871
187,025		News Corp. — Class A	1,703,798
7,300		Scripps Networks Interactive — Class A	203,159
28,719	@	Time Warner Cable, Inc.	909,531
97,251		Time Warner, Inc.	2,449,753
49,320	@	Viacom — Class B	1,119,564
150,949		Walt Disney Co.	3,521,640

			15,705,374

		Metal Fabricate/Hardware: 0.1%
11,400		Precision Castparts Corp.	832,542

			832,542

		Mining: 0.7%
79,258		Alcoa, Inc.	818,735
33,510		Freeport-McMoRan Copper & Gold, Inc.	1,679,186
39,768		Newmont Mining Corp.	1,625,318
6,900		Titanium Metals Corp.	63,411
9,900		Vulcan Materials Co.	426,690

			4,613,340

		Miscellaneous Manufacturing: 3.2%
56,362		3M Co.	3,387,356
13,490		Cooper Industries Ltd.	418,865
20,733		Danaher Corp.	1,280,055
15,133		Dover Corp.	500,751
21,780		Eastman Kodak Co.	64,469
13,495		Eaton Corp.	602,012
861,000		General Electric Co.	10,090,920
60,442		Honeywell International, Inc.	1,897,879
31,286		Illinois Tool Works, Inc.	1,168,219
14,838		ITT Corp.	660,291
12,811		Leggett & Platt, Inc.	195,112
9,652		Pall Corp.	256,357
13,045		Parker Hannifin Corp.	560,413
21,784		Textron, Inc.	210,433

			21,293,132

		Office/Business Equipment: 0.1%
16,854		Pitney Bowes, Inc.	369,608
70,402		Xerox Corp.	456,205

			825,813

		Oil & Gas: 10.2%
40,578		Anadarko Petroleum Corp.	1,841,835
27,311		Apache Corp.	1,970,489
8,400		Cabot Oil & Gas Corp.	257,376
45,800		Chesapeake Energy Corp.	908,214
162,985		Chevron Corp.	10,797,756
120,444		ConocoPhillips	5,065,875
20,200	@	Denbury Resources, Inc.	297,546
36,099		Devon Energy Corp.	1,967,396
5,700	L	Diamond Offshore Drilling	473,385
11,500		ENSCO International, Inc.	401,005
20,422		EOG Resources, Inc.	1,387,062
10,700		EQT Corp.	373,537
396,775		ExxonMobil Corp.	27,738,540
23,130		Hess Corp.	1,243,238
57,534		Marathon Oil Corp.	1,733,499
15,505		Murphy Oil Corp.	842,232
23,012	@,@@	Nabors Industries Ltd.	358,527
14,100		Noble Energy, Inc.	831,477
65,939		Occidental Petroleum Corp.	4,339,446
9,300		Pioneer Natural Resources Co.	237,150
14,100		Questar Corp.	437,946
12,800		Range Resources Corp.	530,048
9,172		Rowan Cos., Inc.	177,203
27,900	@	Southwestern Energy Co.	1,083,915
9,588		Sunoco, Inc.	222,442
11,300		Tesoro Corp.	143,849
45,206		Valero Energy Corp.	763,529
47,038		XTO Energy, Inc.	1,794,029

			68,218,546

		Oil & Gas Services: 1.6%
25,170		Baker Hughes, Inc.	917,195
23,720		BJ Services Co.	323,304
17,600	@	Cameron International Corp.	498,080
10,100	@	FMC Technologies, Inc.	379,558
72,842		Halliburton Co.	1,507,829
34,000	@	National Oilwell Varco, Inc.	1,110,440
97,282		Schlumberger Ltd.	5,263,929
17,836		Smith International, Inc.	459,277

			10,459,612

		Packaging & Containers: 0.2%
7,646		Ball Corp.	345,293
8,126		Bemis Co.	204,775
13,600	@	Owens-Illinois, Inc.	380,936

See Accompanying Notes to Financial Statements

165

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Packaging & Containers (continued)
10,761	@	Pactiv Corp.	$233,514
12,860		Sealed Air Corp.	237,267

			1,401,785

		Pharmaceuticals: 6.3%
125,628		Abbott Laboratories	5,909,541
25,062		Allergan, Inc.	1,192,450
24,624		AmerisourceBergen Corp.	436,830
161,118		Bristol-Myers Squibb Co.	3,272,307
29,322		Cardinal Health, Inc.	895,787
6,000	@	Cephalon, Inc.	339,900
82,293		Eli Lilly & Co.	2,850,630
22,106	@	Express Scripts, Inc.	1,519,788
24,604	@	Forest Laboratories, Inc.	617,806
20,100	@	King Pharmaceuticals, Inc.	193,563
22,106		McKesson Corp.	972,664
39,188	@	Medco Health Solutions, Inc.	1,787,365
171,447		Merck & Co., Inc.	4,793,658
24,763	@,L	Mylan Laboratories	323,157
548,677		Pfizer, Inc.	8,230,155
132,430		Schering-Plough Corp.	3,326,642
8,578	@	Watson Pharmaceuticals, Inc.	288,993
108,341		Wyeth	4,917,598

			41,868,834

		Pipelines: 0.3%
57,004		El Paso Corp.	526,147
52,421		Spectra Energy Corp.	886,963
47,086		Williams Cos., Inc.	735,012

			2,148,122

		Real Estate: 0.0%
19,200	@	CB Richard Ellis Group, Inc.	179,712

			179,712

		Retail: 6.3%
7,200		Abercrombie & Fitch Co.	182,808
8,730	@,L	Autonation, Inc.	151,466
2,967	@	Autozone, Inc.	448,343
21,124	@	Bed Bath & Beyond, Inc.	649,563
27,755		Best Buy Co., Inc.	929,515
6,712	@	Big Lots, Inc.	141,153
35,200		Costco Wholesale Corp.	1,608,640
118,347		CVS Caremark Corp.	3,771,719
11,169		Darden Restaurants, Inc.	368,354
11,343		Family Dollar Stores, Inc.	321,007
13,400	@	GameStop Corp.	294,934
37,412		Gap, Inc.	613,557
137,900		Home Depot, Inc.	3,258,577
18,022		JC Penney Co., Inc.	517,412
24,853	@	Kohl’s Corp.	1,062,466
22,038		Limited Brands, Inc.	263,795
120,052		Lowe’s Cos., Inc.	2,330,209
34,159		Macy’s, Inc.	401,710

89,656		McDonald’s Corp.	5,154,323
12,969	L	Nordstrom, Inc.	257,953
22,254	@	Office Depot, Inc.	101,478
11,000	@	O’Reilly Automotive, Inc.	418,880
10,243		RadioShack Corp.	142,992
4,482	@,L	Sears Holding Corp.	298,143
58,219		Staples, Inc.	1,174,277
59,851	@	Starbucks Corp.	831,330
61,149		Target Corp.	2,413,551
10,168		Tiffany & Co.	257,860
33,605		TJX Cos., Inc.	1,057,213
80,567		Walgreen Co.	2,368,670
181,473		Wal-Mart Stores, Inc.	8,790,552
37,510		Yum! Brands, Inc.	1,250,583

			41,833,033

		Savings & Loans: 0.2%
42,400		Hudson City Bancorp., Inc.	563,496
28,300		People’s United Financial, Inc.	425,632

			989,128

		Semiconductors: 2.5%
45,662	@,L	Advanced Micro Devices, Inc.	176,712
23,860		Altera Corp.	388,441
23,726		Analog Devices, Inc.	587,930
108,343		Applied Materials, Inc.	1,188,523
34,686	@	Broadcom Corp.	859,866
454,032		Intel Corp.	7,514,230
13,794		KLA-Tencor Corp.	348,299
18,076		Linear Technology Corp.	422,075
52,865	@	LSI Logic Corp.	241,064
18,100	@	MEMC Electronic Materials, Inc.	322,361
14,900		Microchip Technology, Inc.	335,995
68,915	@	Micron Technology, Inc.	348,710
15,882		National Semiconductor Corp.	199,319
7,899	@	Novellus Systems, Inc.	131,913
44,413	@	Nvidia Corp.	501,423
9,684	@	QLogic Corp.	122,793
14,042	@	Teradyne, Inc.	96,328
103,560		Texas Instruments, Inc.	2,205,828
22,347		Xilinx, Inc.	457,220

			16,449,030

		Software: 4.2%
42,651	@	Adobe Systems, Inc.	1,207,022
18,602	@	Autodesk, Inc.	353,066
14,978	@	BMC Software, Inc.	506,107
32,084		CA, Inc.	559,224
14,611	@	Citrix Systems, Inc.	465,945
19,641	@	Compuware Corp.	134,737
4,300		Dun & Bradstreet Corp.	349,203
26,293	@	Electronic Arts, Inc.	571,084
15,500		Fidelity National Information Services, Inc.	309,380
12,558	@	Fiserv, Inc.	573,901
14,809		IMS Health, Inc.	188,074
26,226	@	Intuit, Inc.	738,524
622,302		Microsoft Corp.	14,792,110
27,990	@	Novell, Inc.	126,795
308,004	@	Oracle Corp.	6,597,446
8,700	@	Salesforce.com, Inc.	332,079

			27,804,697

		Telecommunications: 6.4%
32,400	@	American Tower Corp.	1,021,572
479,727		AT&T, Inc.	11,916,419
8,235	L	CenturyTel, Inc.	252,815
7,354	@,L	Ciena Corp.	76,114
468,968	@	Cisco Systems, Inc.	8,741,564
126,336		Corning, Inc.	2,028,956
11,667		Embarq Corp.	490,714
25,395		Frontier Communications Corp.	181,320
10,800		Harris Corp.	306,288
17,987	@	JDS Uniphase Corp.	102,886
42,585	@	Juniper Networks, Inc.	1,005,006
22,300	@	MetroPCS Communications, Inc.	296,813
186,390		Motorola, Inc.	1,235,766
134,552		Qualcomm, Inc.	6,081,750
120,192	L	Qwest Communications International, Inc.	498,797
233,484	@	Sprint Nextel Corp.	1,123,058
32,105	@	Tellabs, Inc.	183,962
230,936		Verizon Communications, Inc.	7,096,663

See Accompanying Notes to Financial Statements

166

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Telecommunications (continued)
35,490		Windstream Corp.	$296,696

			42,937,159

		Textiles: 0.0%
10,716		Cintas Corp.	244,753

			244,753

		Toys/Games/Hobbies: 0.1%
10,123		Hasbro, Inc.	245,382
29,200		Mattel, Inc.	468,660

			714,042

		Transportation: 1.9%
22,693		Burlington Northern Santa Fe Corp.	1,668,843
13,800		CH Robinson Worldwide, Inc.	719,670
31,892		CSX Corp.	1,104,420
17,200		Expeditors International Washington, Inc.	573,448
25,335		FedEx Corp.	1,409,133
29,814		Norfolk Southern Corp.	1,123,093
4,537		Ryder System, Inc.	126,673
40,898		Union Pacific Corp.	2,129,150
80,876		United Parcel Service, Inc. — Class B	4,042,991

			12,897,421

		Total Common Stock (Cost $747,867,511)	648,005,733

REAL ESTATE INVESTMENT TRUSTS: 0.9%

		Apartments: 0.1%
9,428		Apartment Investment & Management Co.	83,438
6,504		AvalonBay Communities, Inc.	363,834
22,247		Equity Residential	494,551

			941,823

		Diversified: 0.1%
12,853		Vornado Realty Trust	578,771

			578,771

		Forest Products & Paper: 0.0%
13,315	L	Plum Creek Timber Co., Inc.	396,521

			396,521

		Health Care: 0.2%
22,200		HCP, Inc.	470,418
9,100		Health Care Real Estate Investment Trust, Inc.	310,310
12,800		Ventas, Inc.	382,208

			1,162,936

		Hotels: 0.1%
48,900	@	Host Hotels & Resorts, Inc.	410,271

			410,271

		Office Property: 0.1%
11,295		Boston Properties, Inc.	538,772

			538,772

		Regional Malls: 0.2%
22,662	L	Simon Property Group, Inc.	1,165,507

			1,165,507

		Shopping Centers: 0.0%
26,355		Kimco Realty Corp.	264,868

			264,868

		Storage: 0.1%
10,235		Public Storage, Inc.	670,188

			670,188

		Warehouse/Industrial: 0.0%
36,015		Prologis	290,281

			290,281

		Total Real Estate Investment Trusts (Cost $8,845,907)	6,419,938

		Total Long-Term Investments (Cost $756,713,418)	654,425,671

SHORT-TERM INVESTMENTS: 21.8%

		Affiliated Mutual Fund: 20.8%
138,408,000	S	ING Institutional Prime Money Market Fund — Class I	138,408,000

		Total Mutual Fund (Cost $138,408,000)	138,408,000

Principal
Amount			Value

		Securities Lending CollateralCC: 1.0%
$6,832,173		Bank of New York Mellon Corp. Institutional Cash Reserves	$6,747,155

		Total Securities Lending Collateral (Cost $6,832,173)	6,747,155

		Total Short-Term Investments (Cost $145,240,173)	145,155,155

	Total Investments in Securities
	(Cost $901,953,591)*	119.9%	$799,580,826
	Other Assets and Liabilities - Net	(19.9)	(132,704,177)

	Net Assets	100.0%	$666,876,649

@	Nonincome producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $903,738,402.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$26,293,933
Gross Unrealized Depreciation	(130,451,509)

Net Unrealized Depreciation	$(104,157,576)

See Accompanying Notes to Financial Statements

167

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock**	$648,005,733	$—	$—
Real Estate Investment Trusts	6,419,938	—	—
Short-Term Investments	138,408,000	6,747,155	—

Total	$792,833,671	$6,747,155	$—

Other Financial Instruments***	(144,737)	—	—

Total	$(144,737)	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Stock Index Portfolio Open Futures Contracts on June 30, 2009:

	Number	Expiration	Unrealized
Contract Description	of Contracts	Date	Depreciation

Long Contracts
S&P 500	53	09/17/09	$(144,737)

			$(144,737)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

168

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio
as of June 30, 2009 (Unaudited)

Country Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.9%

		Australia: 0.3%
341,516		Brambles Ltd.	$1,635,069

			1,635,069

		Austria: 0.7%
237,200		Telekom Austria AG	3,713,523

			3,713,523

		Bermuda: 4.3%
374,440		Accenture Ltd.	12,528,762
213,960	@	Tyco Electronics Ltd.	3,977,516
197,910		Tyco International Ltd.	5,141,702

			21,647,980

		Brazil: 0.6%
90,530		Empresa Brasileira de Aeronautica SA ADR	1,499,177
95,320		Vale SA ADR	1,463,162

			2,962,339

		China: 0.4%
25,130	L	China Telecom Corp., Ltd. ADR	1,250,469
2,152,000		Shanghai Electric Group Co., Ltd.	916,209

			2,166,678

		Finland: 0.4%
207,270		UPM-Kymmene OYJ	1,808,821

			1,808,821

		France: 7.5%
62,490	L	Accor SA	2,489,751
55,240	L	Compagnie Generale des Etablissements Michelin	3,163,695
292,030		France Telecom SA	6,644,757
160,380		Sanofi-Aventis	9,476,836
171,160		Total SA	9,276,999
274,000		Vivendi	6,577,080

			37,629,118

		Germany: 5.5%
133,660		Bayerische Motoren Werke AG	5,049,023
271,650		Deutsche Post AG	3,546,934
37,440		Merck KGaA	3,809,740
24,160		Muenchener Rueckversicherungs AG	3,264,153
110,400		SAP AG	4,451,155
106,970		Siemens AG	7,397,257

			27,518,262

		Hong Kong: 1.1%
230,000		Cheung Kong Holdings Ltd.	2,629,848
308,000		Swire Pacific Ltd.	3,091,683

			5,721,531

		India: 0.5%
76,850		ICICI Bank Ltd. ADR	2,267,075

			2,267,075

		Ireland: 2.2%
190,300		Covidien PLC	7,124,832
159,860		CRH PLC	3,661,032

			10,785,864

		Italy: 2.7%
270,712		ENI S.p.A.	6,420,516
1,243,646		Intesa Sanpaolo S.p.A.	4,018,877
1,144,660		UniCredito Italiano S.p.A.	2,895,190

			13,334,583

		Japan: 3.9%
140,900		Fuji Photo Film Co., Ltd.	4,484,113
414,500		Konica Minolta Holdings, Inc.	4,330,881
353,100		Mitsubishi UFJ Financial Group, Inc.	2,180,321
5,400		Nintendo Co., Ltd.	1,494,477
133,600		Toyota Motor Corp.	5,052,401
38,180		USS Co., Ltd.	1,966,582

			19,508,775

		Netherlands: 3.8%
187,220		Koninklijke Philips Electronics NV	3,456,660
107,180		Randstad Holdings NV	2,978,576
295,432		Reed Elsevier NV	3,266,690
286,189		Royal Dutch Shell PLC — Class B	7,204,920
136,498	L	SBM Offshore NV	2,343,918

			19,250,764

		Norway: 0.5%
138,490		Aker Kvaerner ASA	1,150,363
72,750		Statoil ASA	1,437,043

			2,587,406

		Russia: 0.5%
114,200		OAO Gazprom ADR	2,318,976

			2,318,976

		Singapore: 2.0%
606,450	@	Flextronics International Ltd.	2,492,510
3,626,000		Singapore Telecommunications Ltd.	7,480,963

			9,973,473

		South Korea: 3.2%
67,364		Hyundai Motor Co.	3,896,237
80,000	@	KB Financial Group, Inc.	2,667,108
20,167		Samsung Electronics Co., Ltd.	9,324,506

			15,887,851

See Accompanying Notes to Financial Statements

169

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Spain: 1.5%
48,495		Inditex SA	$2,333,928
234,605		Telefonica SA	5,327,803

			7,661,731

		Sweden: 0.8%
221,560		Svenska Cellulosa AB — B Shares	2,332,676
180,908		Telefonaktiebolaget LM Ericsson	1,782,203

			4,114,879

		Switzerland: 5.4%
53,180		ACE Ltd.	2,352,151
75,680		Adecco SA	3,163,211
17,770	L	Lonza Group AG	1,767,719
160,430		Nestle SA	6,057,588
165,820		Novartis AG	6,750,075
38,630		Roche Holding AG	5,263,423
130,000	@	UBS AG — Reg	1,596,194

			26,950,361

		Taiwan: 1.4%
768,894		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,235,293

			7,235,293

		Turkey: 0.5%
193,420		Turkcell Iletisim Hizmet AS ADR	2,680,801

			2,680,801

		United Kingdom: 12.8%
928,690		Aviva PLC	5,228,872
337,130		BAE Systems PLC	1,883,889
135,690		BG Group PLC	2,284,975
1,018,510		BP PLC	8,048,069
816,180		Compass Group PLC	4,607,090
481,420		GlaxoSmithKline PLC	8,503,465
571,919		HSBC Holdings PLC — Hong Kong	4,771,969
1,604,750		Kingfisher PLC	4,708,109
518,710		Pearson PLC	5,223,555
3,083,670		Premier Foods PLC	1,873,580
845	@	Rolls-Royce Group PLC	5,052
72,501	@,I	Rolls-Royce Group PLC — C Shares Entitlement	119
311,320		Standard Life PLC	956,213
483,510		Tesco PLC	2,823,624
4,024,757		Vodafone Group PLC	7,827,905
291,385	@	Wolseley PLC	5,578,062

			64,324,548

		United States: 34.4%
54,080		Abbott Laboratories	2,543,923
293,000		Alcoa, Inc.	3,026,690
127,780		American Express Co.	2,969,607
268,390	@	Amgen, Inc.	14,208,567
52,960		AT&T, Inc.	1,315,526
32,680		Bank of New York Mellon Corp.	957,851
641,890	@	Boston Scientific Corp.	6,508,765
115,670		Bristol-Myers Squibb Co.	2,349,258
20,270		Chevron Corp.	1,342,888
500,000	@	Chico’s FAS, Inc.	4,865,000
287,930	@	Cisco Systems, Inc.	5,367,015
485,390		Comcast Corp. — Class A	7,033,301
35,450		Comcast Corp. — Special Class A	499,845
33,960		CVS Caremark Corp.	1,082,305
414,540		El Paso Corp.	3,826,204
181,850	@	Expedia, Inc.	2,747,754
60,790		FedEx Corp.	3,381,140
293,940		General Electric Co.	3,444,977
94,800		Halliburton Co.	1,962,360
96,040		Harley-Davidson, Inc.	1,556,808
78,250		Home Depot, Inc.	1,849,048
32,000		JPMorgan Chase & Co.	1,091,520
148,230		Merck & Co., Inc.	4,144,511
518,180		Microsoft Corp.	12,317,139
816,570		News Corp. — Class A	7,438,953
720,160	@	Oracle Corp.	15,425,823
16,689		Pentair, Inc.	427,572
588,410		Pfizer, Inc.	8,826,150
70,000		Pitney Bowes, Inc.	1,535,100
309,980	@	Progressive Corp.	4,683,798
123,030		Quest Diagnostics	6,942,583
40,000		Raytheon Co.	1,777,200
381,470		Seagate Technology, Inc.	3,990,176
962,850	@	Sprint Nextel Corp.	4,631,309
65,770		Target Corp.	2,595,942
67,232	@	Time Warner Cable, Inc.	2,129,237
171,613		Time Warner, Inc.	4,322,931
53,490		Torchmark Corp.	1,981,270
133,280		United Parcel Service, Inc. — Class B	6,662,667
234,320	@	Viacom — Class B	5,319,064
154,500		Walt Disney Co.	3,604,485

			172,686,262

		Total Common Stock (Cost $641,773,405)	486,371,963

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 4.9%

		U.S. Government Agency Obligations: 3.4%
$16,810,000	Z	Federal Home Loan Bank, 0.010%, due 07/01/09	$16,809,996

		Total U.S. Government Agency Obligations (Cost $16,809,996)	16,809,996

		Securities Lending CollateralCC: 1.5%
7,787,303		Bank of New York Mellon Corp. Institutional Cash Reserves	7,643,060

		Total Securities Lending Collateral (Cost $7,787,303)	7,643,060

		Total Short-Term Investments (Cost $24,597,299)	24,453,056

	Total Investments in Securities
	(Cost $666,370,704)*	101.8%	$510,825,019
	Other Assets and Liabilities - Net	(1.8)	(9,230,239)

	Net Assets	100.0%	$501,594,780

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $667,509,374.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,486,115
Gross Unrealized Depreciation	(171,170,470)

Net Unrealized Depreciation	$(156,684,355)

See Accompanying Notes to Financial Statements

170

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio
as of June 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Aerospace/Defense	1.0%
Auto Manufacturers	2.8
Auto Parts & Equipment	0.6
Banks	3.9
Biotechnology	2.8
Building Materials	0.7
Chemicals	0.4
Commercial Services	1.6
Computers	3.3
Distribution/Wholesale	1.1
Diversified Financial Services	1.1
Electronics	2.0
Engineering & Construction	0.2
Food	2.1
Food Service	0.9
Forest Products & Paper	0.8
Healthcare — Products	2.7
Healthcare — Services	1.4
Holding Companies — Diversified	0.6
Insurance	3.7
Internet	0.6
Leisure Time	0.3
Lodging	0.5
Machinery — Diversified	0.2
Media	9.1
Mining	0.9
Miscellaneous Manufacturing	5.0
Office/Business Equipment	0.3
Oil & Gas	7.6
Oil & Gas Services	0.9
Pharmaceuticals	10.3
Pipelines	0.8
Real Estate	0.5
Retail	3.9
Semiconductors	3.3
Software	6.4
Telecommunications	9.6
Toys/Games/Hobbies	0.3
Transportation	2.7
Short-Term Investments	4.9
Other Assets and Liabilities — Net	(1.8)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

171

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	In Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Australia	$—	$1,635,069	$—
Austria	—	3,713,523	—
Bermuda	21,647,980	—	—
Brazil	2,962,339	—	—
China	1,250,469	916,209	—
Finland	—	1,808,821	—
France	—	37,629,118	—
Germany	—	27,518,262	—
Hong Kong	—	5,721,531	—
India	2,267,075	—	—
Ireland	7,124,832	3,661,032	—
Italy	—	13,334,583	—
Japan	—	19,508,775	—
Netherlands	—	19,250,764	—
Norway	—	2,587,406	—
Russia	—	2,318,976	—
Singapore	2,492,510	7,480,963	—
South Korea	—	15,887,851	—
Spain	—	7,661,731	—
Sweden	—	4,114,879	—
Switzerland	2,352,151	24,598,210	—
Taiwan	7,235,293	—	—
Turkey	2,680,801	—	—
United Kingdom	—	64,324,548	—
United States	172,686,262	—	—

Total Common Stock	222,699,712	263,672,251	—

Short-Term Investments	—	24,453,056	—

Total	$222,699,712	$288,125,307	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

172

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio
as of June 30, 2009 (Unaudited)

Industry Allocation
as of June 30, 2009
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.5%

		Advertising: 0.5%
90,800	@	Clear Channel Outdoor Holdings, Inc.	$481,240

			481,240

		Aerospace/Defense: 2.1%
193,457	@	Herley Industries, Inc.	2,122,223

			2,122,223

		Agriculture: 0.1%
4,000	@	Tejon Ranch Co.	105,960

			105,960

		Banks: 9.2%
71,300		Associated Banc-Corp.	891,250
271,646		CapitalSource, Inc.	1,325,632
34,200		Commerce Bancshares, Inc.	1,088,586
15,800		Community Bank System, Inc.	230,048
6,300		Cullen/Frost Bankers, Inc.	290,556
5,943		FirstMerit Corp.	100,912
84,000		Glacier Bancorp., Inc.	1,240,680
10,700		IBERIABANK Corp.	417,300
24,000		PacWest Bancorp	315,840
39,900		UMB Financial Corp.	1,516,599
61,700		US Bancorp.	1,105,664
14,300	L	Westamerica Bancorp.	709,423

			9,232,490

		Beverages: 2.2%
130,000		Coca-Cola Enterprises, Inc.	2,164,500
16,600	@	Vermont Pure Holdings Ltd.	13,944

			2,178,444

		Biotechnology: 3.1%
43,700	@	Millipore Corp.	3,068,177

			3,068,177

		Building Materials: 0.6%
38,600	@	Armstrong World Industries, Inc.	636,514

			636,514

		Commercial Services: 12.2%
311,136	@,L	Asset Acceptance Capital Corp.	2,392,636
176,800	@	Convergys Corp.	1,640,704
124,920	@	CRA International, Inc.	3,467,779
888,000	@	Hooper Holmes, Inc.	390,720
21,000	@	Huron Consulting Group, Inc.	970,830
291,000	@	Monster Worldwide, Inc.	3,436,711

			12,299,380

		Distribution/Wholesale: 1.9%
56,900	L	Fastenal Co.	1,887,373

			1,887,373

		Diversified Financial Services: 0.5%
44,000		Janus Capital Group, Inc.	501,600

			501,600

		Electric: 0.5%
6,500		Allete, Inc.	186,875
15,200		Portland General Electric Co.	296,096

			482,971

		Electrical Components & Equipment: 3.1%
218,400		Molex, Inc.	3,140,592

			3,140,592

		Electronics: 6.6%
176,400		Jabil Circuit, Inc.	1,308,888
115,100	@	Newport Corp.	666,429
122,500		PerkinElmer, Inc.	2,131,500
48,600	@	Waters Corp.	2,501,442

			6,608,259

		Energy — Alternate Sources: 0.3%
127,443	@	Syntroleum Corp.	281,649

			281,649

		Entertainment: 0.6%
22,300		International Speedway Corp.	571,103

			571,103

		Environmental Control: 4.9%
45,000	@	Clean Harbors, Inc.	2,429,550
104,000		Republic Services, Inc.	2,538,640

			4,968,190

		Food: 4.7%
85,750	L	Tootsie Roll Industries, Inc.	1,945,668
41,900	L	Whole Foods Market, Inc.	795,262
160,100	@	Winn-Dixie Stores, Inc.	2,007,654

			4,748,584

		Gas: 2.5%
11,100		Nicor, Inc.	384,282
148,500		NiSource, Inc.	1,731,510
13,300		WGL Holdings, Inc.	425,866

			2,541,658

		Hand/Machine Tools: 2.3%
118,000		Kennametal, Inc.	2,263,240

			2,263,240

		Healthcare — Products: 0.7%
37,700	@	Zoll Medical Corp.	729,118

			729,118

See Accompanying Notes to Financial Statements

173

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Household Products/Wares: 1.0%
35,000		WD-40 Co.	$1,015,000

			1,015,000

		Insurance: 1.8%
41,600		Brown & Brown, Inc.	829,088
104,400	@	Crawford & Co.	381,060
16,700		Hanover Insurance Group, Inc.	636,437

			1,846,585

		Leisure Time: 0.2%
49,400		Callaway Golf Co.	250,458

			250,458

		Machinery — Diversified: 4.0%
232,100	@	Intermec, Inc.	2,994,090
54,400		Robbins & Myers, Inc.	1,047,200

			4,041,290

		Media: 1.2%
476,600	@	Playboy Enterprises, Inc.	1,196,266

			1,196,266

		Metal Fabricate/Hardware: 0.9%
12,300		Valmont Industries, Inc.	886,584

			886,584

		Miscellaneous Manufacturing: 1.1%
29,300		Illinois Tool Works, Inc.	1,094,062
10,500	@	Lydall, Inc.	35,700

			1,129,762

		Oil & Gas: 1.6%
9,600		Hess Corp.	516,000
18,000		Noble Energy, Inc.	1,061,460

			1,577,460

		Oil & Gas Services: 0.8%
49,300	@	Exterran Holdings, Inc.	790,772

			790,772

		Packaging & Containers: 0.7%
39,800		Sealed Air Corp.	734,310

			734,310

		Pharmaceuticals: 0.6%
29,800	@	PharMerica Corp.	584,974

			584,974

		Retail: 2.8%
68,900	@	CEC Entertainment, Inc.	2,031,172
110,000		Kenneth Cole Productions, Inc.	773,300

			2,804,472

		Savings & Loans: 5.7%
55,100		Brookline Bancorp., Inc.	513,532
81,600		Hudson City Bancorp., Inc.	1,084,464
123,300	L	New York Community Bancorp., Inc.	1,318,077
59,400		NewAlliance Bancshares, Inc.	683,100
97,800		People’s United Financial, Inc.	1,470,912
49,600		Washington Federal, Inc.	644,800

			5,714,885

		Semiconductors: 4.0%
255,978	@	ATMI, Inc.	3,975,338

			3,975,338

		Software: 5.5%
150,100	@	Electronic Arts, Inc.	3,260,172
70,600		Fair Isaac Corp.	1,091,476
210,000	@	Lawson Software, Inc.	1,171,800

			5,523,448

		Telecommunications: 3.8%
313,500	@	Arris Group, Inc.	3,812,160

			3,812,160

		Toys/Games/Hobbies: 2.1%
900,300	@	Leapfrog Enterprises, Inc.	2,061,687

			2,061,687

		Water: 2.1%
115,996		Aqua America, Inc.	2,076,328

			2,076,328

		Total Common Stock (Cost $125,015,409)	98,870,544

EXCHANGE-TRADED FUNDS: 0.2%

		Exchange-Traded Funds: 0.2%
7,000		Market Vectors — Gold Miners ETF	264,320

		Total Exchange-Traded Funds (Cost $254,521)	264,320

		Total Long-Term Investments (Cost $125,269,930)	99,134,864

SHORT-TERM INVESTMENTS: 8.1%

		Affiliated Mutual Fund: 2.2%
2,184,693		ING Institutional Prime Money Market Fund — Class I	2,184,694

		Total Mutual Fund (Cost $2,184,694)	2,184,694

Principal
Amount			Value

		Securities Lending CollateralCC: 5.9%
$5,975,552		Bank of New York Mellon Corp. Institutional Cash Reserves	$5,893,456

		Total Securities Lending Collateral (Cost $5,975,552)	5,893,456

		Total Short-Term Investments (Cost $8,160,246)	8,078,150

	Total Investments in Securities
	(Cost $133,430,176)*	106.8%	$107,213,014
	Other Assets and Liabilities - Net	(6.8)	(6,804,674)

	Net Assets	100.0%	$100,408,340

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $133,473,825.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$8,107,260
Gross Unrealized Depreciation	(34,368,071)

Net Unrealized Depreciation	$(26,260,811)

See Accompanying Notes to Financial Statements

174

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio
as of June 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock**	$98,870,544	$—	$—
Exchange-Traded Funds	264,320	—	—
Short-Term Investments	2,184,694	5,893,456	—

Total	$101,319,558	$5,893,456	$—

Other Financial Instruments***	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

175

CONTRACT APPROVAL DISCUSSION (Unaudited)

Board Consideration and Approval of New Sub-Advisory Contracts

Section 15 of the Investment Company Act of 1940 Act, as amended (the “1940 Act”), mandates that, when a series of ING Investors Trust (the “Trust”) enters into a new sub-advisory agreement, the Board of Trustees (the “Board”) of the Trust, including a majority of Board members who have no direct or indirect interest in the Advisory and Sub-Advisory contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered in determining whether to approve new sub-advisory arrangements for certain of its series.

ING JPMorgan Value Opportunities Portfolio

The ING JPMorgan Value Opportunities Portfolio had been sub-advised by J.P. Morgan Investment Management Inc. (“JPMorgan”) since its inception in April 2005. At its March 27, 2009 meeting, the Board approved the merger of the Portfolio with and into ING Russelltm Large Cap Value Index Portfolio (the “JPMorgan Merger”). On March 27, 2009, the Board, including a majority of the Independent Trustees, also determined to appoint ING Investment Management Co. (“ING IM”) as sub-adviser to the Portfolio and considered the approval of a new sub-advisory contract (the “Large Cap Value Agreement”) for the Portfolio. The Board approved the Large Cap Value Agreement under which ING IM would provide sub-advisory services to transition the Portfolio’s investment portfolio during the pre-merger period, provided that Portfolio shareholders approve the JPMorgan Merger and the sub-advisory contract with ING IM.

In determining whether to approve the Large Cap Value Agreement for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Large Cap Value Agreement should be approved for the Portfolio. The materials provided to the Board in support of the Large Cap Value Agreement included the following: (1) a memorandum discussing the implementation of the transition strategy for the Portfolio in anticipation of the JPMorgan Merger; (2) responses to questions posed by K&L Gates on behalf of the Independent Trustees; (3) supporting documentation, including a copy of the form of the Large Cap Value Agreement; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Management and by ING IM in connection with its management of other funds in the ING Funds Complex. Such information included, among other things: (1) a detailed analysis of the Portfolio’s performance, including attribution analyses, which had been provided at regular Board meetings; (2) hypothetical performance of ING Russelltm Large Cap Value Index Portfolio based on the returns of the Russelltm Large Cap Value Index, adjusted for the expenses of ING Russelltm Large Cap Value Index Portfolio; and (3) a presentation to the Domestic Equity Funds Investment Review Committee (the “DE IRC”), at its March 26, 2009 meeting, from ING IM representatives regarding ING Russelltm Large Cap Value Index Portfolio.

The Board’s consideration of whether to approve the Large Cap Value Agreement took into account several factors including, but not limited to, the following: (1) the view of Directed Services LLC (“DSL”), the adviser to ING Russelltm Large Cap Value Portfolio, with respect to ING IM’s management of ING Russelltm Large Cap Value Portfolio; (2) the nature and quality of the services to be provided by ING IM under the Large Cap Value Agreement; (3) the personnel, operations, and investment management capabilities of ING IM; (4) the fairness of the compensation under the Large Cap Value Agreement in light of services to be provided by ING IM; (5) the sub-advisory fee rate payable by the DSL; (6) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other funds in the ING Funds complex; and (7) ING IM’s Code of Ethics, which has previously been approved for the Portfolio and other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed as the Portfolio’s Sub-Adviser under the Large Cap Value Agreement and to provide advisory services to the Portfolio in the pre-merger period; (2) the sub-advisory fee rate payable by DSL to ING IM is reasonable in the context of all factors considered by the Board; and (3) ING IM maintains an appropriate compliance program, with this conclusion based upon,

176

CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

among other things, a representation from the Portfolio’s CCO that ING IM’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws..

Based on these conclusions and other factors, the Board voted to approve the Large Cap Value Agreement. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

ING Growth & Income Portfolio II

ING Growth & Income Portfolio II (f/k/a I ING Legg Mason Value Portfolio) had been sub-advised by Legg Mason Capital Management, Inc. (“Legg Mason”) since May 3, 2004. At its September 11, 2008 meeting, the Board approved the merger of the Portfolio with and into ING Growth and Income Portfolio (the “Legg Mason Merger”). In addition, the Board approved at this meeting a sub-advisory agreement with ING IM to provide sub-advisory services to transition the Portfolio’s investment portfolio during the pre-merger period if Portfolio shareholders approve the Legg Mason Merger. The Legg Mason Merger was then re-scheduled from April 2009 to the summer of 2009. In view of the foregoing, the Board directed that ING IM, sub-adviser to ING Growth and Income Portfolio (the surviving Portfolio) be appointed as sub-adviser to the Portfolio, effective April 30, 2009, in order to afford the benefit of management by the new sub-adviser in April, as originally contemplated by the Merger proposal.

At a meeting of the Board held on March 27, 2009, the Board, including a majority of the Independent Trustees, determined to: (1) terminate Legg Mason as sub-adviser to the Portfolio; (2) appoint ING IM as sub-adviser to the Portfolio; and (3) approve an interim sub-advisory contract (the “Interim Agreement”) under which ING IM began serving as the sub-adviser to the Portfolio effective April 30, 2009. Management then determined to propose that Portfolio shareholders approve a new sub-advisory agreement under which ING IM would serve as sub-adviser on a going-forward basis in the event that shareholders do not approve the Legg Mason Merger. Accordingly, at its May 14, 2009 Meeting, the Board approved a new sub-advisory agreement for ING IM under which ING IM would provide on-going sub-advisory services to the Portfolio, subject to shareholder approval (the “Sub-Advisory Contract”). The Interim Agreement bridges the period between the termination of Legg Mason and the date of a Special Meeting of Shareholders that was called for the purpose of determining whether to approve the Sub-Advisory Contract.

In determining whether to approve the Interim Agreement and the Sub-Advisory Contract with ING IM, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Interim Agreement and Sub-Advisory Contract should be approved for the Portfolio. The materials provided to the Board to inform its consideration of whether to approve the Interim Agreement and Sub-Advisory Contract with ING IM included the following: (1) ING IM’s presentation before the DE IRC at its September 11, 2008 meeting; (2) memoranda and related materials provided to the Board in advance of its September 11, 2008, March 27, 2009 and May 14, 2009 meetings discussing: (a) Management’s rationale for recommending that ING IM serve as Sub-Adviser to the Portfolio, and (b) the performance of ING IM in managing the ING Growth and Income Portfolio, the surviving fund in the Legg Mason Merger; (3) Fund Analysis and Comparison Tables for ING Growth and Income Portfolio that provide information about the performance of ING Growth and Income Portfolio and the performance of the Portfolio’s Selected Peer Group; (4) ING IM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including copies of the forms of the Interim Agreement and Sub-Advisory Contract with ING IM; (6) an analysis regarding the effect that the proposed Sub-Adviser addition would have on the profitability of DSL, the adviser to the surviving Portfolio; and (7) other information relevant to the Board’s evaluation.

In reaching its decision to engage ING IM as sub-adviser to the Portfolio, the Board, including a majority of the Independent Trustees, considered a number of factors, including, but not limited to, the following: (1) DSL’s view with respect to the reputation of ING IM as a manager to similar funds; (2) ING IM’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by ING IM under the proposed Interim Agreement and Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (5) the fairness of the compensation under

177

CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Interim Agreement and Sub-Advisory Contract in light of the services to be provided by ING IM and the projected profitability of ING IM as the Portfolio’s sub-adviser; (6) the costs for the services to be provided by ING IM, including that the management fee would not change after the appointment of ING IM; (7) the sub-advisory fee payable by DSL to ING IM and the resulting increase in the profitability of DSL arising out of the lower sub-advisory fee payable by the DSL to ING IM; (8) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws; (9) the appropriateness of the selection of ING IM in light of the Portfolio’s investment objective and investor base; and (10) ING IM’s Code of Ethics, which had been previously approved by the Board, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed to serve as sub-adviser to the Portfolio under the Interim Agreement and the Sub-Advisory Contract with ING IM; (2) the sub-advisory fee rate payable by DSL to ING IM is reasonable in the context of all factors considered by the Board; and (3) ING IM maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Portfolio’s CCO that ING IM’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws.

Based on these conclusions and other factors, the Board voted to approve the Interim Agreement and Sub-Advisory Contract for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Clarion Real Estate Portfolio

ING Clarion Real Estate Portfolio (f/k/a ING Van Kampen Real Estate Portfolio) had been sub-advised by Van Kampen Investment Management, Inc. (“Van Kampen”) since December 2001. At a meeting of the Board held on January 30, 2009, the Board, including a majority of the Independent Trustees, determined to: (1) terminate Van Kampen as sub-adviser to the Portfolio following a notice period; (2) appoint ING Clarion Real Estate Securities, L.P. (“Clarion”) as sub-adviser to the Portfolio; and (3) approve a sub-advisory contract (the “Clarion Sub-Advisory Contract”) with Clarion under which it would serve as sub-adviser to the Portfolio. The Clarion Sub-Advisory Contract was approved by shareholders on July 9, 2009.

In order for management of the Portfolio to continue uninterrupted after the termination of Van Kampen, the Board at its January 30, 2009 meeting also approved an interim sub-advisory agreement with Clarion that became effective on May 1, 2009 (the “Clarion Interim Agreement”), under which Clarion began serving as the sub-adviser to the Portfolio and providing day-to-day management services to the Portfolio on that date. The Clarion Interim Agreement was put into place to bridge the period between the termination of Van Kampen and the date of a Special Meeting of Shareholders that was called for the purpose of determining whether to approve the Clarion Sub-Advisory Contract.

In determining whether to approve the Clarion Interim Agreement and the Clarion Sub-Advisory Contract with Clarion, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Clarion Interim Agreement and Clarion Sub-Advisory Contract should be approved for the Portfolio.

The materials provided to the Board to inform its consideration of whether to approve the Clarion Interim Agreement and Clarion Sub-Advisory Contract with ING IM included the following: (1) Clarion’s presentation before the DE IRC at its January 29, 2009 meeting; (2) memoranda and related materials provided to the Board in advance of its January 30, 2009 meeting discussing: (a) Management’s rationale for recommending that Clarion serve as sub-adviser to the Portfolio, (b) the performance of Clarion in managing the ING Clarion U.S. Real Estate Securities Composite (the “Clarion Real Estate Composite”), which is composed of accounts that are managed in an investment style that mirrors its proposed management of the Portfolio (with such performance being compared against relevant benchmark indices and Morningstar Category averages), and (c) the capabilities of Clarion’s portfolio management teams in managing real estate investment strategies; (3) Fund Analysis and Comparison Tables for the Portfolio that provide information about the performance of the Clarion Real Estate Composite and the performance of the Portfolio’s proposed Selected Peer Group; (4) Clarion’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees;

178

CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

(5) supporting documentation, including copies of the forms of the Interim Agreement and Clarion Sub-Advisory Contract; (6) an analysis regarding the effect that the proposed sub-adviser addition would have on the Adviser’s profitability; and (7) other information relevant to the Board’s evaluation.

In reaching its decision to engage Clarion as sub-adviser to the Portfolio, the Board, including a majority of the Independent Trustees, considered a number of factors, including, but not limited to, the following: (1) the view of DSL, adviser to the Portfolio, with respect to the reputation of Clarion as a manager to similar funds; (2) Clarion’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by Clarion under the proposed Interim Agreement and Clarion Sub-Advisory Contract; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Clarion and its fit among the stable of managers in the ING Funds line-up; (5) the fairness of the compensation under the Interim Agreement and Clarion Sub-Advisory Contract in light of the services to be provided by Clarion and the projected profitability of Clarion as the Portfolio’s Sub-Adviser; (6) the costs for the services to be provided by Clarion, including that the management fee would not change after the appointment of Clarion; (7) the sub-advisory fee payable by DSL to Clarion and the resulting increase in the profitability of DSL arising out of the lower sub-advisory fee payable by the DSL to Clarion; (8) Clarion’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws; (9) the appropriateness of the selection of Clarion in light of the Portfolio’s investment objective and investor base; and (10) Clarion’s Code of Ethics, which had been previously approved by the Board, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) Clarion should be appointed to serve as sub-adviser to the Portfolio under the Interim Agreement and the Sub-Advisory Contract with Clarion; (2) the sub-advisory fee rate payable by DSL to Clarion is reasonable in the context of all factors considered by the Board; and (3) Clarion maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Portfolio’s CCO that Clarion’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws.

Based on these conclusions and other factors, the Board voted to approve the Interim Agreement and Clarion Sub-Advisory Contract for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Index Plus International Equity Portfolio

ING Index Plus International Equity Portfolio had been sub-advised by ING Investment Management Advisors, B.V. (“IIM BV”) since its inception in July 2005. At its January 30, 2009 meeting, the Board approved the merger of the Portfolio with and into ING International Index Portfolio (the “IIM BV Merger”). On January 30, 2009, the Board, including a majority of the Independent Trustees, also determined to appoint ING IM as sub-adviser to the ING Index Plus International Equity Portfolio and considered the approval of a new sub-advisory contract (the “ING IM Agreement”) for the Portfolio. The Board approved the ING IM Agreement under which ING IM would provide sub-advisory services to transition the Portfolio’s investment portfolio during the pre-merger period, provided that Portfolio shareholders approve the IIM BV Merger and the sub-advisory contract with ING IM. In determining whether to approve the ING IM Agreement for the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the ING IM Agreement should be approved for the Portfolio. The materials provided to the Board in support of the ING IM Agreement included the following: (1) a memorandum discussing the implementation of the transition strategy for the Portfolio in anticipation of the IIM BV Merger; (2) responses to questions posed by K&L Gates on behalf of the Independent Trustees; (3) supporting documentation, including a copy of the form of the ING IM Agreement; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Management and by ING IM in connection with its management of funds in the ING Funds Complex, including the Portfolio. Such information included, among other things a detailed analysis of the Portfolio’s and ING International Index Portfolio’s performance, including attribution analyses, which had been provided at regular Board meetings.

The Board’s consideration of whether to approve the ING IM Agreement took into account several factors

179

CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

including, but not limited to, the following: (1) the view of ING Investments, LLC (“IIL”), the adviser to ING International Index Portfolio with respect to ING IM’s management of ING International Index Portfolio; (2) the nature and quality of the services to be provided by ING IM under the ING IM Agreement; (3) the personnel, operations, and investment management capabilities of ING IM; (4) the fairness of the compensation under the ING IM Agreement in light of the services to be provided by ING IM; (5) that the sub-advisory fee rate payable by the Adviser; (6) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other funds in the ING Funds complex; and (7) ING IM’s Code of Ethics, which has previously been approved for other ING Funds, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) ING IM should be appointed as the Portfolio’s Sub-Adviser under the ING IM Agreement and to provide advisory services to the Portfolio in the pre-merger period; (2) the sub-advisory fee rate payable by IIL to ING IM is reasonable in the context of all factors considered by the Board; and (3) ING IM maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Portfolio’s CCO that ING IM’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws.

Based on these conclusions and other factors, the Board voted to approve the ING IM Agreement. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

180

Investment Advisers
Directed Services, LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor
ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT2AISS2                  (0609-082809)

Semi-Annual Report
June 30, 2009

Adviser (“ADV”), Institutional (“I”) and Service (“S”) Classes
ING Investors Trust
■ ING Franklin Templeton Founding Strategy Portfolio
E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.
Just go to www.ingfunds.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER
Dear Shareholder,
As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.
Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.
Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.
As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

Market Perspective: Six Months Ended June 30, 2009
Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0% — 0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.
While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!
While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.
In housing, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.
A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.
Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.
U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.
U.S. equities, represented by the S&P 500 ® Index, (5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.
In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and

2

Market Perspective: Six Months Ended June 30, 2009
in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)	The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)	The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)	The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)	The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)	The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)	The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
Parentheses denote a negative number.
All indices are unmanaged and investors cannot invest directly in an index.
Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees: and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.
Actual Expenses
The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning			Expenses Paid	Beginning			Expenses Paid
	Account	Ending	Annualized	During the	Account	Ending	Annualized	During the
	Value	Account Value	Expense	Period Ended	Value	Account Value	Expense	Period Ended
	January 1, 2009	June 30, 2009	Ratio*	June 30, 2009**	January 1, 2009	June 30, 2009	Ratio*	June 30, 2009**
ING Franklin Templeton Founding Strategy Portfolio
Class ADV	$1,000.00	$1,075.90	0.69%	$3.55	$1,000.00	$1,021.37	0.69%	$3.46
Class I	1,000.00	1,078.30	0.09	0.46	1,000.00	1,024.35	0.09	0.45
Class S	1,000.00	1,077.00	0.34	1.75	1,000.00	1,023.11	0.34	1.71

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

ING
Franklin Templeton
Founding Strategy
Portfolio
ASSETS:
Investments in affiliated underlying funds*	$741,538,667
Receivables:
Investment in affiliated underlying funds sold	239,192
Prepaid expenses	5,610

Total assets	741,783,469

LIABILITIES:
Payable for fund shares redeemed	239,192
Payable to affiliates	183,031
Payable for trustee fees	3,326
Other accrued expenses and liabilities	74,789

Total liabilities	500,338

NET ASSETS	$741,283,131

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,016,454,756
Undistributed net investment income	21,191,529
Accumulated net realized loss on investments	(52,948,955)
Net unrealized depreciation on investments	(243,414,199)

NET ASSETS	$741,283,131

* Cost of investments in affiliated underlying funds	$984,952,866

Class ADV:
Net assets	$666
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	100
Net asset value and redemption price per share	$6.66
Class I:
Net assets	$989,810
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	146,643
Net asset value and redemption price per share	$6.75
Class S:
Net assets	$740,292,655
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	110,341,089
Net asset value and redemption price per share	$6.71
See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS for the Six Months Ended June 30, 2009 (Unaudited)

ING
Franklin Templeton
Founding Strategy
Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$—

Total investment income	—

EXPENSES:
Distribution and service fees:
Class ADV	3
Class S	841,603
Transfer agent fees	664
Administrative service fees	168,523
Shareholder reporting expense	38,185
Professional fees	40,210
Custody and accounting expense	31,398
Trustee fees	9,614
Miscellaneous expense	8,764

Total expenses	1,138,964
Net waived and reimbursed fees	(1)

Net expenses	1,138,963

Net investment income loss	(1,138,963)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Net realized loss on sale of affiliated underlying funds	(37,863,098)

Net change in unrealized appreciation or depreciation on affiliated underlying funds	90,702,722

Net realized and unrealized gain on affiliated underlying funds	52,839,624

Increase in net assets resulting from operations	$51,700,661

See Accompanying Notes to Financial Statements

6

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	ING Franklin Templeton
	Founding Strategy Portfolio
	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$(1,138,963)	$20,053,358
Net realized loss on sale of affiliated underlying funds	(37,863,098)	(12,292,632)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	90,702,722	(322,771,826)

Increase (decrease) in net assets resulting from operations	51,700,661	(315,011,100)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(560)
Class S	—	(811,300)
Net realized gains:
Class I	—	(72)
Class S	—	(149,205)

Total distributions	—	(961,137)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,176,406	502,245,834
Reinvestment of distributions	—	961,137

	20,176,406	503,206,971
Cost of shares redeemed	(25,490,361)	(19,143,798)

Net increase (decrease) in net assets resulting from capital share transactions	(5,313,955)	484,063,173

Net increase in net assets	46,386,706	168,090,936

NET ASSETS:
Beginning of period	694,896,425	526,805,489

End of period	$741,283,131	$694,896,425

Undistributed net investment income at end of period	$21,191,529	$22,330,492

See Accompanying Notes to Financial Statements

7

Financial Highlights (Unaudited)
Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from
		investment														Supplemental
		operations				Less distributions						Ratios to average net assets				data
										Net
										asset
	Net asset			Net						value,			Expenses		Net	Net
	value,	Net		realized			From	From		end of		Expenses	net of fee	Expenses	investment	assets,
	beginning	investment		and	Total from	From net	net	return		year	Total	before	waivers,	net of all	income	end of	Portfolio
	of year or	income		unrealized	investment	investment	realized	of	Total	or	return	reductions	if any (2)	reductions	(loss) (2)	year or	turnover
	period	(loss)		gain (loss)	operations	income	gains	capital	distributions	period	(1)	(2)(4)	(3)(4)	(2)(3)(4)	(3)(4)	period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Franklin Templeton Founding Strategy Portfolio
Class ADV
06-30-09	6.19	(0.02	)•	0.49	0.47	—	—	—	—	6.66	7.59	0.84	0.69	0.69	(0.69)	1	7
12-31-08	9.68	0.16		(3.65)	(3.49)	—	0.00 *	—	0.00 *	6.19	(36.04)	0.84	0.69	0.69	2.01	1	12
04-30-07(5) - 12-31-07	10.00	0.03		(0.35)	(0.32)	—	—	—	—	9.68	(3.20)	0.84	0.69	0.69	0.51	1	4
Class I
06-30-09	6.26	(0.00	)•,*	0.49	0.49	—	—	—	—	6.75	7.83	0.09	0.09	0.09	(0.09)	990	7
12-31-08	9.73	0.49	•	(3.95)	(3.46)	0.01	0.00 *	—	0.01	6.26	(35.55)	0.09	0.09	0.09	6.49	644	12
04-30-07(5) - 12-31-07	10.00	0.07		(0.34)	(0.27)	—	—	—	—	9.73	(2.70)	0.09	0.09	0.09	1.11	1	4
Class S
06-30-09	6.23	(0.01	)•	0.49	0.48	—	—	—	—	6.71	7.70	0.34	0.34	0.34	(0.34)	740,293	7
12-31-08	9.70	0.23	•	(3.69)	(3.46)	0.01	0.00 *	—	0.01	6.23	(35.69)	0.34	0.34	0.34	2.86	694,251	12
04-30-07(5) - 12-31-07	10.00	0.00	*	(0.30)	(0.30)	—	—	—	—	9.70	(3.00)	0.34	0.34	0.34	0.17	526,804	4

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of the Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or more than $(0.005).
See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited)
NOTE 1 — ORGANIZATION
Organization. ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of fifty-nine active separate investment series. The Portfolio included in this report is ING Franklin Templeton Founding Strategy Portfolio, (the “Portfolio”). The Portfolio is a diversified series of the Trust.
The Portfolio offers the three following classes of shares: Class ADV, Class I and Class S. The separate classes of shares differ principally in distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Common expenses of the Portfolio (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to the Portfolio in proportion to its average net assets. Expenses directly attributable to a particular portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Shares of the Portfolio are currently being offered to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.
The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Trust (serving as investment mediums for Variable Contracts). The Trust currently functions as an investment option for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), ReliaStar Life Insurance Company, an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.
On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.
The Portfolio seeks capital appreciation, with income as a secondary consideration by investing in other ING mutual funds (“Underlying Funds”) sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or its affiliate Templeton Global Advisors Limited that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.
A.	Security Valuation. The valuation of the Portfolio’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
are classified as “Level 2” and unobservable inputs, including the investment adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

B.	Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.	Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio distributes dividends and capital gains, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
The Portfolio entered into an investment management agreement (“Investment Management Agreement”) with Directed Services LLC (the “Investment Adviser” or

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)
“DSL”), an indirect, wholly-owned subsidiary of ING Groep. The Trust does not pay DSL an advisory fee.
ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolio’s operations and is responsible for the supervision of other service providers. The Administrator receives compensation in the amount equal to 0.05% of the Portfolio’s average daily net assets.
NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sales of the Affiliated Underlying Funds were $48,336,619 and $54,763,370, respectively.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a Shareholder Services Plan (the “Agreement”) for the Class S of the Portfolio of the Trust. The Agreement compensates ING Funds Distributor, LLC (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.
Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IFD a service fee of 0.25% and a distribution fee of 0.50% of the Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive a portion of this fee equal to 0.15% of the Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares of the Portfolio, so that the actual fee paid by Class ADV shares of the portfolio is an annual rate of 0.35%. The expense waiver will continue through at least May 1, 2010. There is no guarantee that this waiver will continue after this date.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2009, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued
Shareholder
Accrued	Service and
Administrative	Distribution
Fees	Fees	Total
$30,541	$152,490	$183,031
At June 30, 2009, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the Portfolio:
ING USA Annuity and Life Insurance Company — 98.30%.
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolio.
The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.
NOTE 7 — OTHER ACCRUED EXPENSES & LIABILITIES
At June 30, 2009, the Portfolio had the below payable included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities:

Accrued
Expenses	Amount
Printing	$30,972
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Class ADV(1)	Class I(1)	Class S(1)
0.74%	0.14%	0.39%

(1)	The operating expense limits apply only at the Portfolio level and do not include fees payable by the underlying investment companies in which the Portfolio invests. The total expense limits including the underlying investment companies are 1.50%, 0.90% and 1.15% for Class ADV, Class I and Class S Shares, respectively.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)
The Investment Adviser may at a later date recoup from the Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Portfolio. Outstanding reimbursement balances due to the Portfolio, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from Investment Adviser on the accompanying Statement of Assets and Liabilities.
The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written termination of the expense limitation agreement within 90 days of the end of the then current term.
As of June 30, 2009, the Portfolio did not waive or have any reimbursed fees that are subject to possible recoupment by the Investment Adviser.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:

				Net increase				Net increase
		Reinvestment		(decrease) in		Reinvestment		(decrease) in
	Shares	of	Shares	shares	Shares	of	Shares	shares
	sold	distributions	redeemed	outstanding	sold	distributions	redeemed	outstanding
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class ADV
06-30-09	—	—	—	—	—	—	—	—
12-31-08	—	—	—	—	—	—	—	—
Class I
06-30-09	84,822	—	(41,115)	43,707	513,560	—	(253,754)	259,806
12-31-08	139,578	77	(36,819)	102,836	1,013,855	632	(257,848)	756,639
Class S
06-30-09	3,242,655	—	(4,358,852)	(1,116,197)	19,662,846	—	(25,236,607)	(5,573,761)
12-31-08	59,480,603	117,278	(2,456,580)	57,141,301	501,231,979	960,505	(18,885,950)	483,306,534
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Portfolio paid no dividends or distributions during the period ended June 30, 2009. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2008 was as follows:

Ordinary	Long-Term
Income	Capital Gains
$821,190	$139,947
The tax-basis components of distributable earnings as of December 31, 2008 were:

Undistributed	Undistributed	Unrealized
Ordinary	Long-Term	Appreciation/
Income	Capital Gains	(Depreciation)
$22,330,492	$10,680,213	$(359,882,990)
The Portfolio’s major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.
As of June 30, 2009, no provisions for income tax would be required in the Portfolio’s financial statements as a

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 10 — FEDERAL INCOME TAXES (continued)
result of tax positions taken on federal income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 11 — CONCENTRATION OF INVESTMENT RISKS
The Portfolio is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.
Investment by Funds-of-Funds. Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.
Asset Allocation. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, the Investment Adviser’s allocation of the Portfolio’s assets may not anticipate market trends successfully. Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that the Portfolio may allocate assets to an asset class or market that underperforms other Underlying Funds. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.
Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.
Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2009, the Portfolio declared dividends and distributions of:

	Per Share Amounts
	Net
	Investment	Long-Term
	Income	Capital Gains	Payable Date	Record Date
Class ADV	$0.1508	$0.0970	July 16, 2009	July 14, 2009
Class I	$0.2187	$0.0970	July 16, 2009	July 14, 2009
Class S	$0.2028	$0.0970	July 16, 2009	July 14, 2009
The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 27, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

13

ING Franklin Templeton Founding
Strategy Portfolio
PORTFOLIO ASSET ALLOCATION
as of June 30, 2009 (Unaudited)

The following table illustrates the asset allocation of the Underlying Funds as of June 30, 2009 (as a percent of net assets).

		ING Franklin
		Templeton
		Founding
		Strategy
Underlying Affiliated Funds		Portfolio
ING Franklin Income Portfolio — Class I	%	33.2
ING Franklin Mutual Shares Portfolio — Class I	%	33.4
ING Templeton Global Growth Portfolio — Class I	%	33.4
Other Assets and Liabilities — Net	%	(0.0) *

	%	100.0

*	Amount is more than (0.05)%.
See Accompanying Notes to Financial Statements

14

ING Franklin Templeton Founding
Strategy Portfolio
PORTFOLIO OF INVESTMENTS
as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
28,777,660	ING Franklin Income Portfolio — Class I		$246,048,997
41,310,842	ING Franklin Mutual Shares Portfolio — Class I		247,451,941
28,218,172	ING Templeton Global Growth Portfolio — Class I		248,037,729

	Total Investments in Affiliated Investment Companies (Cost $984,952,866)*	100.0%	$741,538,667
	Other Assets and Liabilities — Net	(0.0)	(255,536)

	Net Assets	100.0%	$741,283,131

*	Cost for federal income tax purposes is $1,036,634,980.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(295,096,313)

Net Unrealized Depreciation	$(295,096,313)

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Investment Companies	$741,538,667	$—	$—

Total	$741,538,667	$—	$—

Other Financial Instruments**	$—	$—	$—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
See Accompanying Notes to Financial Statements

15

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380
Distributor
ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.,
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286
Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

VPSAR-UIITF0F1AIS	(0609-082809)

Semi-Annual Report
June 30, 2009
ING Investors Trust
■	ING American Funds Asset Allocation Portfolio

■	ING American Funds Bond Portfolio

■	ING American Funds Growth Portfolio

■	ING American Funds Growth-Income Portfolio

■	ING American Funds International Portfolio

■	ING American Funds World Allocation Portfolio
E-Delivery Sign-up — details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.

Just go to www.ingfunds.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER
Dear Shareholder,
As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.
Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.
Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.
As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

Market Perspective: Six Months Ended June 30, 2009
Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0%—0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.
While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!
While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.
In housing, the Standard & Poor’s (“S&P”) /Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.
A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.
Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.
U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond—2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.
U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.
In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and

2

Market Perspective: Six Months Ended June 30, 2009
in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)	The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)	The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)	The Barclays Capital High Yield Bond—2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)	The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)	The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)	The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
Parentheses denote a negative number.
All indices are unmanaged and investors cannot invest directly in an index.
Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.
Actual Expenses
The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual Portfolio Return				Hypothetical (5% return before expenses)
Beginning			Expenses Paid	Beginning			Expenses Paid
Account	Ending	Annualized	During the	Account	Ending	Annualized	During the
Value	Account Value	Expense	Period Ended	Value	Account Value	Expense	Period Ended
January 1, 2009	June 30, 2009	Ratio*	June 30, 2009**	January 1, 2009	June 30, 2009	Ratio*	June 30, 2009**
ING American Funds Asset Allocation Portfolio
$1,000.00	$1,053.70	1.07%	$5.45	$1,000.00	$1,019.49	1.07%	$5.36
ING American Funds Bond Portfolio
$1,000.00	$1,057.60	1.03%	$5.25	$1,000.00	$1,019.69	1.03%	$5.16
ING American Funds Growth Portfolio
$1,000.00	$1,126.40	1.15%	$6.06	$1,000.00	$1,019.09	1.15%	$5.76
ING American Funds Growth-Income Portfolio
$1,000.00	$1,076.10	1.09%	$5.61	$1,000.00	$1,019.39	1.09%	$5.46
ING American Funds International Portfolio
$1,000.00	$1,149.40	1.35%	$7.19	$1,000.00	$1,018.10	1.35%	$6.76
ING American Funds World Allocation Portfolio
$1,000.00	$1,133.40	0.79%	$4.18	$1,000.00	$1,020.88	0.79%	$3.96

*	Expense ratio does not include expense of underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the underlying fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Asset Allocation	Bond	Growth
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in master fund at value(1) *	$249,661,260	$418,521,280	$1,798,500,035
Cash	3	67	13,907
Receivables:
Investments in master fund sold	—	—	5,515,238
Fund shares sold	696,557	2,080,692	3,269
Prepaid expenses	115	1,832	13,961

Total assets	250,357,935	420,603,871	1,804,046,410

LIABILITIES:
Payable for investments in master fund purchased	696,557	2,080,692	—
Payable for fund shares redeemed	—	—	5,518,507
Accrued distribution fees	141,935	198,772	752,525
Payable for trustee fees	1,578	2,428	21,540
Other accrued expenses and liabilities	3,179	17,176	284,691

Total liabilities	843,249	2,299,068	6,577,263

NET ASSETS	$249,514,686	$418,304,803	$1,797,469,147

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$259,226,875	$415,002,649	$2,332,451,924
Undistributed net investment income	4,539,298	16,351,296	34,666,052
Accumulated net realized gain (loss) on master fund	(582,878)	(3,526,386)	206,792,902
Net unrealized depreciation on master fund	(13,668,609)	(9,522,756)	(776,441,731)

NET ASSETS	$249,514,686	$418,304,803	$1,797,469,147

* Cost of investments in master fund	$263,329,869	$428,044,036	$2,574,941,766

Net assets	$249,514,686	$418,304,803	$1,797,469,147
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	32,608,859	43,847,675	43,762,480
Net asset value and redemption price per share	$7.65	$9.54	$41.07

(1)	The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Funds Growth-Income Portfolio, and ING American Funds International are the Class 1 shares of the American Asset Allocation and American Bond and Class 2 shares for the American Growth, American Growth-Income and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.
See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Growth-Income	International	World Allocation
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in master fund at value(1) *	$1,195,525,462	$1,115,747,730	$—
Investments in underlying funds at value**	—	—	52,184,352
Cash	8,291	5,669	—
Receivables:
Investment securities sold	—	5,038,977	88,998
Fund shares sold	1,314,706	—	—
Prepaid expenses	9,808	8,562	8,240

Total assets	1,196,858,267	1,120,800,938	52,281,590

LIABILITIES:
Payable for investment securities purchased	1,272,589	—	—
Payable for fund shares redeemed	42,117	5,038,977	88,998
Accrued investment management fees	—	—	4,056
Accrued administration fees	—	—	4,056
Accrued recoupment	—	—	13,902
Accrued distribution fees	494,518	464,111	24,336
Payable for trustee fees	12,204	12,743	13,104
Other accrued expenses and liabilities	198,296	188,723	28,590

Total liabilities	2,019,724	5,704,554	177,042

NET ASSETS	$1,194,838,543	$1,115,096,384	$52,104,548

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,583,206,263	$1,327,226,139	$46,193,053
Undistributed net investment income	30,411,007	40,724,630	367,647
Accumulated net realized gain (loss) on master funds and underlying funds	73,013,086	179,429,318	(43,949)
Net unrealized appreciation or depreciation on master funds and underlying funds	(491,791,813)	(432,283,703)	5,587,797

NET ASSETS	$1,194,838,543	$1,115,096,384	$52,104,548

* Cost of investments in master fund	$1,687,317,275	$1,548,031,433	$—
** Cost of investments in underlying funds	$—	$—	$46,596,555

Net assets	$1,194,838,543	$1,115,096,384	$52,104,548
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	42,673,124	69,367,099	5,734,896
Net asset value and redemption price per share	$28.00	$16.08	$9.09

(1)	The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Funds Growth-Income and ING American Funds International Portfolios are the Class 1 shares of the American Asset Allocation and American Bond and Class 2 shares for the American Growth, American Growth-Income and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.
See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2009 (Unaudited)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Asset Allocation	Bond	Growth
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$1,304,400	$3,374,730	$3,984,133

Total investment income	1,304,400	3,374,730	3,984,133

EXPENSES:
Distribution and service fees	689,573	1,027,141	4,010,376
Transfer agent fees	337	621	2,129
Shareholder reporting expense	1,309	4,641	143,471
Registration fees	—	—	620
Professional fees	8,535	15,945	73,632
Custody and accounting expense	4,365	8,004	76,426
Trustee fees	2,801	4,510	29,608
Offering expense	4,295	—	—
Miscellaneous expense	3,845	5,952	27,543

Total expenses	715,060	1,066,814	4,363,805

Net investment income (loss)	589,340	2,307,916	(379,672)

REALIZED AND UNREALIZED GAIN (LOSS) ON MASTER FUND:
Net realized loss on sales of master fund	(166,232)	(1,114,561)	(23,822,110)
Net change in unrealized appreciation or depreciation on master fund	14,261,391	20,144,994	221,450,735

Net realized and unrealized gain on master fund	14,095,159	19,030,433	197,628,625

Increase in net assets resulting from operations	$14,684,499	$21,338,349	$197,248,953

(1)	The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Fund Growth-Income and ING American Funds International Portfolios are the Class 1 shares of the American Asset Allocation and American Bond and Class 2 shares for the American Growth, American Growth-Income and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.
See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2009 (Unaudited)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Growth-Income	International	World Allocation
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$4,544,055	$2,478,391	$—
Dividends from underlying funds	—	—	211,042

Total investment income	4,544,055	2,478,391	211,042

EXPENSES:
Investment management fees	—	—	15,614
Distribution and service fees	2,712,477	2,418,807	93,687
Transfer agent fees	1,558	1,445	256
Administrative service fees	—	—	15,614
Shareholder reporting expense	72,052	84,072	3,804
Registration fees	437	329	—
Professional fees	47,607	50,496	9,839
Custody and accounting expense	56,566	53,981	4,169
Trustee fees	20,072	20,096	7,314
Offering fees	—	—	16,364
Miscellaneous expense	18,292	16,393	2,153

Total expenses	2,929,061	2,645,619	168,814
Net waived and reimbursed fees	—	—	(45,459)

Net expenses	2,929,061	2,645,619	123,355

Net investment income (loss)	1,614,994	(167,228)	87,687

REALIZED AND UNREALIZED GAIN (LOSS) ON MASTER FUND OR UNDERLYING FUNDS:
Realized gain distributions from master fund or underlying funds	—	5,996,108	53,060
Net realized loss on sales of master fund or underlying funds	(12,396,656)	(11,786,893)	(40,154)

Net realized gain (loss) on master fund or underlying funds	(12,396,656)	(5,790,785)	12,906

Net change in unrealized appreciation or depreciation on master fund or underlying funds	94,301,505	145,029,758	5,417,873

Net realized and unrealized gain on master fund or underlying funds	81,904,849	139,238,973	5,430,779

Increase in net assets resulting from operations	$83,519,843	$139,071,745	$5,518,466

(1)	The master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Fund Growth-Income and ING American Funds International Portfolios are the Class 1 shares of the American Asset Allocation and American Bond and Class 2 shares for the American Growth, American Growth-Income and American International Funds, respectively. These financial statements should be read in conjunction with the master American Funds’ financial statements.
See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING American Funds		ING American Funds
	Asset Allocation Portfolio		Bond Portfolio
	Six Months Ended	April 28, 2008(1)	Six Months Ended	Year Ended
	June 30,	to December 31,	June 30,	December 31,
	2009	2008	2009	2008
FROM OPERATIONS:
Net investment income	$589,340	$3,881,956	$2,307,916	$13,815,844
Net realized loss on master fund	(166,232)	(386,839)	(1,114,561)	(2,235,617)
Net change in unrealized appreciation or depreciation on master fund	14,261,391	(27,930,000)	20,144,994	(29,667,709)

Increase (decrease) in net assets resulting from operations	14,684,499	(24,434,883)	21,338,349	(18,087,482)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(1,361)

Total distributions	—	—	—	(1,361)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	84,859,944	180,133,323	142,053,357	305,176,291
Reinvestment of distributions	—	—	—	1,361

	84,859,944	180,133,323	142,053,357	305,177,652
Cost of shares redeemed	(352,866)	(5,375,331)	(8,218,325)	(23,958,397)

Net increase in net assets resulting from capital share transactions	84,507,078	174,757,992	133,835,032	281,219,255

Net increase in net assets	99,191,577	150,323,109	155,173,381	263,130,412

NET ASSETS:
Beginning of period	150,323,109	—	263,131,422	1,010

End of period	$249,514,686	$150,323,109	$418,304,803	$263,131,422

Undistributed net investment income at end of period	$4,539,298	$3,949,958	$16,351,296	$14,043,380

(1)	Commencement of operations
See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING American Funds		ING American Funds
	Growth Portfolio		Growth-Income Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008
FROM OPERATIONS:
Net investment income (loss)	$(379,672)	$7,099,404	$1,614,994	$18,343,295
Net realized gain (loss) on master fund	(23,822,110)	258,580,265	(12,396,656)	95,875,350
Net change in unrealized appreciation or depreciation on master fund	221,450,735	(1,461,039,547)	94,301,505	(779,961,873)

Increase (decrease) in net assets resulting from operations	197,248,953	(1,195,359,878)	83,519,843	(665,743,228)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(17,714,616)	—	(21,439,167)
Net realized gains	—	(166,824,522)	—	(59,162,191)

Total distributions	—	(184,539,138)	—	(80,601,358)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	53,357,976	367,043,884	27,243,388	187,698,551
Reinvestment of distributions	—	184,539,138	—	80,601,358

	53,357,976	551,583,022	27,243,388	268,299,909
Cost of shares redeemed	(47,040,658)	(109,789,542)	(25,705,525)	(61,753,946)

Net increase in net assets resulting from capital share transactions	6,317,318	441,793,480	1,537,863	206,545,963

Net increase (decrease) in net assets	203,566,271	(938,105,536)	85,057,706	(539,798,623)

NET ASSETS:
Beginning of period	1,593,902,876	2,532,008,412	1,109,780,837	1,649,579,460

End of period	$1,797,469,147	$1,593,902,876	$1,194,838,543	$1,109,780,837

Undistributed net investment income at end of period	$34,666,052	$35,045,724	$30,411,007	$28,796,013

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING American Funds		ING American Funds
	International Portfolio		World Allocation Portfolio
	Six Months Ended	Year Ended	Six Months Ended	September 29, 2008(1)
	June 30,	December 31,	June 30,	to December 31,
	2009	2008	2009	2008
FROM OPERATIONS:
Net investment income (loss)	$(167,228)	$19,720,893	$87,687	$272,440
Net realized gain (loss) on master fund or underlying funds	(5,790,785)	206,400,363	12,906	(56,855)
Net change in unrealized appreciation or depreciation on master fund or underlying funds	145,029,758	(957,229,454)	5,417,873	169,924

Increase (decrease) in net assets resulting from operations	139,071,745	(731,108,198)	5,518,466	385,509

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(25,647,700)	—	—
Net realized gains	—	(82,844,341)	—	—

Total distributions	—	(108,492,041)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	36,194,900	229,348,253	33,981,922	12,738,817
Reinvestment of distributions	—	108,492,041	—	—

	36,194,900	337,840,294	33,981,922	12,738,817
Cost of shares redeemed	(50,862,320)	(116,321,586)	(520,166)	—

Net increase (decrease) in net assets resulting from capital share transactions	(14,667,420)	221,518,708	33,461,756	12,738,817

Net increase (decrease) in net assets	124,404,325	(618,081,531)	38,980,222	13,124,326

NET ASSETS:
Beginning of period	990,692,059	1,608,773,590	13,124,326	—

End of period	$1,115,096,384	$990,692,059	$52,104,548	$13,124,326

Undistributed net investment income at end of period	$40,724,630	$40,891,858	$367,647	$279,960

(1)	Commencement of operations
See Accompanying Notes to Financial Statements

11

Financial Highlights (Unaudited)
Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income
		(loss) from										Ratios to
		investment										average net		Supplemental		Ratios and supplemental
		operations				Less distributions						assets		data		data of the master fund
																	Expenses
				Net									Net				including
				realized			From						investment				expenses	Expenses
				and			net	From		Net			income			Expenses	net of	including
				unrealized			realized	return of		asset		Expenses	(loss)			including	voluntary	expenses	Portfolio
	Net asset			gain (loss)			gains	capital		value,		excluding	excluding	Net		gross	waivers,	net of all	turnover
	value,	Net		on			from	from		end of		expenses	expenses	assets,		expenses	if any, of	reductions	rate of
	beginning	investment		affiliated	Total from	From net	affiliated	affiliated		year		of the	of the	end of	Portfolio	of the	the	of the	the
	of year or	income		master	investment	investment	master	master	Total	or	Total	master	master	year or	turnover	master	master	master	master
	period	(loss)		fund	operations	income	fund	fund	distributions	period	Return(1)	fund(2)(3)	fund(2)(3)	period	rate(4)	fund(2)	fund(2)	fund(2)	fund
Year or
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
ING American Funds Asset Allocation Portfolio
06-30-09	7.26	0.02	•	0.37	0.39	—	—	—	—	7.65	5.37	0.73	0.60	249,515	0 *	1.07	1.07	1.07	18
04-28-08(5) - 12-31-08	10.00	0.44	•	(3.18)	(2.74)	—	—	—	—	7.26	(27.40)	0.78	8.32	150,323	9	1.10	1.07	1.07	36
ING American Funds Bond Portfolio
06-30-09	9.02	0.06	•	0.46	0.52	—	—	—	—	9.54	5.76	0.62	1.35	418,305	2	1.03	1.03	1.03	64
12-31-08	9.99	1.06	•	(2.03)	(0.97)	0.00 *	—	—	0.00 *	9.02	(9.71)	0.68	11.45	263,131	19	1.08	1.04	1.04	63
11-12-07(5) - 12-31-07	10.00	0.41	•	(0.42)	(0.01)	—	—	—	—	9.99	(0.10)	0.52	30.48	1	0 *	0.93	0.89	0.89	57
ING American Funds Growth Portfolio
06-30-09	36.46	(0.01)		4.62	4.61	—	—	—	—	41.07	12.64	0.54	(0.05)	1,797,469	3	1.15	1.15	1.15	21
12-31-08	71.12	0.18	•	(29.93)	(29.75)	0.47	4.44	—	4.91	36.46	(44.29)	0.53	0.33	1,593,903	16	1.11	1.08	1.08	26
12-31-07	64.29	0.19		7.37	7.56	0.18	0.55	—	0.73	71.12	11.76	0.52	0.31	2,532,008	3	1.10	1.07	1.07	40
12-31-06	58.81	0.20	•	5.46	5.66	0.11	0.07	—	0.18	64.29	9.65	0.53	0.33	2,041,273	1	1.12	1.09	1.09	35
12-31-05	50.88	0.12		7.82	7.94	—	0.01	—	0.01	58.81	15.61	0.52	0.27	1,550,350	1	1.12	1.09	1.09	29
12-31-04	45.47	(0.09)		5.50	5.41	0.00 *	0.00 *	—	0.00 *	50.88	11.91	0.53	(0.27)	854,657	3	1.14	1.14	1.14	30
ING American Funds Growth-Income Portfolio
06-30-09	26.02	0.04		1.94	1.98	—	—	—	—	28.00	7.61	0.54	0.30	1,194,839	2	1.09	1.09	1.09	13
12-31-08	44.55	0.46	•	(16.94)	(16.48)	0.55	1.50	—	2.05	26.02	(38.19)	0.54	1.27	1,109,781	11	1.07	1.04	1.04	31
12-31-07	43.90	0.49	•	1.54	2.03	0.46	0.92	—	1.38	44.55	4.49	0.52	1.07	1,649,579	3	1.04	1.02	1.02	24
12-31-06	38.72	0.47	•	5.15	5.62	0.29	0.15	—	0.44	43.90	14.61	0.53	1.14	1,427,375	1	1.06	1.03	1.03	25
12-31-05	36.93	0.38	•	1.57	1.95	0.13	0.03	—	0.16	38.72	5.29	0.52	1.00	1,063,647	1	1.06	1.04	1.04	20
12-31-04	33.67	0.29	•	3.01	3.30	0.04	0.00 *	—	0.04	36.93	9.79	0.53	0.84	660,757	2	1.08	1.08	1.08	21
ING American Funds International Portfolio
06-30-09	13.99	(0.00	)•,*	2.09	2.09	—	—	—	—	16.08	14.94	0.55	(0.03)	1,115,096	4	1.35	1.35	1.35	35
12-31-08	26.26	0.29	•	(10.94)	(10.65)	0.38	1.24	—	1.62	13.99	(42.46)	0.54	1.44	990,692	23	1.31	1.26	1.26	52
12-31-07	22.56	0.28	•	4.07	4.35	0.23	0.42	—	0.65	26.26	19.41	0.52	1.15	1,608,774	6	1.29	1.24	1.24	41
12-31-06	19.24	0.27	•	3.24	3.51	0.15	0.04	—	0.19	22.56	18.35	0.53	1.30	1,126,589	4	1.32	1.27	1.27	29
12-31-05	16.03	0.23	•	3.10	3.33	0.09	0.03	—	0.12	19.24	20.92	0.52	1.33	718,768	2	1.34	1.29	1.29	40
12-31-04	13.53	0.22	•	2.30	2.52	0.02	0.00 *	—	0.02	16.03	18.64	0.53	1.54	326,471	5	1.37	1.36	1.36	37

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.500% or more than $(0.005).
See Accompanying Notes to Financial Statements

12

Financial Highlights (Unaudited)
Selected data for a share of beneficial interest outstanding throughout each year or period.

Income (loss)
from
		investment													Supplemental
		operations			Less distributions						Ratios to average net assets				data
Net
									asset			Expenses net
	Net asset		Net						value,			of fee			Net
	value,	Net	realized			From	From		end of			waivers		Net	assets,
	beginning	investment	and	Total from	From net	net	return		year	Total	Expenses before	and/or	Expenses net of all	investment	end of	Portfolio
	of year or	income	unrealized	investment	investment	realized	of	Total	or	Return	reductions/additions	recoupments,	reductions/additions	income	year or	turnover
	period	(loss)	gain (loss)	operations	income	gains	capital	distributions	period	(1)	(2)(3)(4)	if any(2)(3)(4)	(2)(3)(4)	(loss)(2)(3)(4)	period	rate
Year or
period
ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING American Funds World Allocation Portfolio
06-30-09	8.02	0.02 •	1.05	1.07	—	—	—	—	9.09	13.34	1.08	0.79	0.79	0.56	52,105	2
09-29-08(5) - 12-31-08	10.00	0.43 •	(2.41)	(1.98)	—	—	—	—	8.02	(19.80)	4.56	0.79	0.79	22.00	13,124	7

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.
See Accompanying Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited)
NOTE 1 — ORGANIZATION
Organization. ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of fifty-nine active separate investment series. The six portfolios included in this report are: ING American Funds Asset Allocation Portfolio (“Asset Allocation”), ING American Funds Bond Portfolio (“Bond”), ING American Funds Growth Portfolio (“Growth”), ING American Funds Growth-Income Portfolio (“Growth-Income”), ING American Funds International Portfolio (“International”), and ING American Funds World Allocation Portfolio (“World Allocation”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.
Each Portfolio (except, World Allocation) operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund (“Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. As of June 30, 2009, Asset Allocation, Bond, Growth, Growth-Income, and International held 3.1%, 6.0%, 8.9%, 5.9%, and 13.8% of the American Asset Allocation Fund, American Bond Fund, American Growth Fund, American Growth-Income Fund, and American International Fund, respectively. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.
World Allocation seeks long-term growth of capital by investing in other mutual funds (“Underlying Funds”) sub-advised by Capital Research and Management Company that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).
Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by the participating insurance companies.
The Trust is intended to serve as investment options for (i) Variable Contracts offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Series serving as investment mediums for Variable Contracts. The Trust currently provides investment options for Variable Contracts offered by: ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver, ReliaStar Life Insurance Company, ING Life Insurance Company of America, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company of New York, each an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”).
ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.
On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.
A.	Security Valuation. The valuation of each Portfolio’s (except World Allocation) investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds’ notes to financial statements, which accompany this report. The valuation of the World Allocation’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.
Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
“Level 2” and unobservable inputs, including the sub investment adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the master fund or underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the master fund or underlying funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and related excise tax provisions and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
ING Investments, LLC (“ING Investments”), an indirect, wholly-owned subsidiary of ING Groep, provides Asset Allocation, Bond, Growth, International and Growth-Income with advisory services, respectively, under a management agreement. Under the terms of the management agreement, during periods when Asset Allocation, Bond, Growth, International and Growth-Income invests all or substantially all of its assets in another investment company, each respective Portfolio pays no management fee. During periods when Asset Allocation, Bond, Growth, International and Growth-Income invest directly in investment securities, each

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)
respective Portfolio pays ING Investments a monthly management fee based on the following annual rates of the average daily net assets:

Portfolio	Fee
Asset Allocation	If the Series has not invested all or substantially all of its assets in another investment company: 0.5000% of the first $600 million; 0.4200% on the next $600 million; 0.3600% on the next $800 million; 0.3200% on the next $1 billion; 0.2800% on the next $2 billion; 0.2600% on the next $3 billion; and 0.2500% of the amount in excess of $8 billion

Bond	If the Series has not invested all or substantially all of its assets in another investment company: 0.48% of the first $600 million; 0.44% of the next $400 million; 0.40% of the next $1 billion; 0.38% of the next $1 billion; and 0.36% of the amount in excess of $3 billion

Growth	If the Series has not invested all or substantially all of its assets in another investment company: 0.50% of the first $600 million; 0.45% of the next $400 million; 0.42% of the next $1 billion; 0.37% of the next $1 billion; 0.35% on the next $2 billion; 0.33% of the next $3 billion; 0.315% of the next $5 billion; and 0.30% of the amount in excess of $13 billion

Growth-Income	If the Series has not invested all or substantially all of its assets in another investment company: 0.50% of the first $600 million; 0.45% on the next $900 million; 0.40% on the next $1 billion; 0.32% on the next $1.5 billion; 0.285% on the next $2.5 billion; 0.256% on the next $4 billion; and 0.242% of the amount in excess of $10.5 billion

International	If the Series has not invested all or substantially all of its assets in another investment company: 0.69% of the first $500 million; 0.59% on the next $500 million; 0.53% on the next $500 million; 0.50% on the next $1 billion; 0.48% on the next $1.5 billion; 0.47% on the next $2.5 billion; 0.46% on the next $4 billion; and 0.45% of the amount in excess of $10.5 billion
Because each of Asset Allocation, Bond, Growth, Growth-Income, and International invests all of its assets in a Master Fund, each respective Portfolio and its shareholders will bear the fees and expenses of each respective Portfolio and the Master Fund in which it invests, with the result that the respective Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities.
World Allocation has entered into an investment management agreement (“Investment Management Agreement”) with Directed Services LLC (“DSL”), an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates DSL in the amount equal to 0.10% of the Portfolio’s average daily net assets.
ING Funds Services, LLC (“ING Funds Services” or the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers.
During periods when Asset Allocation, Bond, Growth, Growth-Income, and International invest all or substantially all of their assets in another investment company, each respective Portfolio pays no administration fee. During periods when Asset Allocation, Bond, Growth, Growth-Income, and International invest directly in investment securities, each respective Portfolio pays the Administrator a monthly administration fee of 0.10% of its average daily net assets.
For World Allocation, the Administrator receives compensation in the amount equal to 0.10% of the Portfolio’s average daily net assets.
NOTE 4 — INVESTMENTS IN MASTER FUNDS
For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sales of the Master Funds or Underlying Funds, were as follows:

	Purchases	Sales
Asset Allocation	$85,503,090	$447,603
Bond	143,760,142	7,549,095
Growth	52,756,838	46,596,364
Growth-Income	28,065,264	24,836,090
International	41,738,762	56,437,132
World Allocation	34,250,170	492,245
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each of the Portfolios has entered into a Rule 12b-1 distribution plan (the “Distribution Plan”) with ING Funds Distributor, LLC (“IFD” or the “Distributor”). The

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)
Distribution Plan provides that each Portfolio shall pay a 12b-1 distribution fee, for distribution services including payments to IFD, at an annual rate not to exceed 0.35% of the average daily net assets of Bond and World Allocation, 0.45% of the average daily net assets of Asset Allocation and 0.50% of Growth, Growth-Income, and International. In addition, each Master Fund pays 0.25% of average assets annually to American Funds Distributors, Inc. pursuant to a plan of distribution which fees are indirectly borne by Asset Allocation, Bond, Growth, Growth-Income, and International.
The Trust has entered into a Shareholder Service Plan (the “Plan”) on behalf of Asset Allocation, Bond and World Allocation. The Agreement compensates IFD for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners. Under the Plan, Asset Allocation, Bond and World Allocation make payments to the Distributor at an annual rate of 0.25% of each respective Portfolio’s average daily net assets.
NOTE 6 — EXPENSE LIMITATIONS AGREEMENT
For World Allocation, DSL has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expense to the level listed below:

World Allocation(1)	0.79%

(1)	The operating expense limit applies only at the Portfolio level and does not limit fees payable by the underlying investment companies in which World Allocation invests.
DSL may at a later date recoup from World Allocation’s management fees waived and other expenses assumed by DSL during the previous 36 months, but only if, after such recoupment, that World Allocation’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by DSL of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Portfolio. Outstanding reimbursement balances due to World Allocation, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from DSL on the accompanying Statement of Assets and Liabilities.
The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written termination of the expense limitation agreement within 90 days of the end of the then current term.
As of June 30, 2009, the cumulative amounts of reimbursed fees that are subject to possible recoupment by DSL, and the related expiration dates are as follows:

	June 30,
	2010	2011	2012	Total
World Allocation	$—	$—	$92,182	$92,182
NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES
The Trust has adopted a Retirement Policy (the “Policy”) covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.
Investors in each Portfolio should recognize that an investment in each respective Portfolio bears not only a proportionate share of the expenses of such Portfolio (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which the respective Portfolio invests. These investors also bear the proportionate share of any sales charges incurred by each Portfolio related to the purchase of shares of the mutual fund investments.
At June 30, 2009, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the following Portfolios:
ING USA Annuity and Life Insurance Company — Asset Allocation (98.00%); Bond (95.70%); Growth (97.00%); Growth-Income (96.90%); International (96.60%); World Allocation (98.50%).
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.
NOTE 8 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2009, the Portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

	Accrued
Portfolio	Expenses	Amount
World Allocation	Legal	$10,616

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:

				Net increase
		Reinvestment		(decrease)		Reinvestment		Net
	Shares	of	Shares	in shares	Shares	of	Shares	increase
	sold	distributions	redeemed	outstanding	sold	distributions	redeemed	(decrease)
Year or period
ended	#	#	#	#	($)	($)	($)	($)
American Funds Asset Allocation
06-30-09	11,956,417	—	(49,209)	11,907,208	84,859,944	—	(352,866)	84,507,078
04-28-08(1) - 12-31-08	21,352,963	—	(651,312)	20,701,651	180,133,323	—	(5,375,331)	174,757,992
American Funds Bond
06-30-09	15,581,607	—	(897,535)	14,684,072	142,053,357	—	(8,218,325)	133,835,032
12-31-08	31,759,572	138	(2,596,208)	29,163,502	305,176,291	1,361	(23,958,397)	281,219,255
American Funds Growth
06-30-09	1,415,281	—	(1,367,020)	48,261	53,357,976	—	(47,040,658)	6,317,318
12-31-08	6,886,118	3,258,106	(2,032,630)	8,111,594	367,043,884	184,539,138	(109,789,542)	441,793,480
American Funds Growth-Income
06-30-09	1,057,765	—	(1,034,129)	23,636	27,243,388	—	(25,705,525)	1,537,863
12-31-08	5,120,254	2,292,416	(1,787,914)	5,624,756	187,698,551	80,601,358	(61,753,946)	206,545,963
American Funds International
06-30-09	2,452,224	—	(3,882,241)	(1,430,017)	36,194,900	—	(50,862,320)	(14,667,420)
12-31-08	10,698,747	5,344,436	(6,509,032)	9,534,151	229,348,253	108,492,041	(116,321,586)	221,518,708
American Funds World Allocation
06-30-09	4,163,589	—	(65,910)	4,097,679	33,981,922	—	(520,166)	33,461,756
09-29-08(1) - 12-31-08	1,637,217	—	—	1,637,217	12,738,817	—	—	12,738,817

(1)	Commencement of operations.
NOTE 10 — CONCENTRATION OF INVESTMENT RISKS
The value of your investment in Asset Allocation, Bond, Growth, Growth-Income, and International changes with the values of the corresponding Master Fund and its investments. World Allocation is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.
Investment by Funds-of-Funds (World Allocation). Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the Fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.
Asset Allocation (World Allocation). Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, the Investment Adviser’s allocation of the Portfolio’s assets may not anticipate market trends successfully. Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that the Portfolio may allocate assets to an asset class or market that underperforms other Underlying Funds. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 10 — CONCENTRATION OF INVESTMENT RISKS
(continued)
Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Master Fund and/or certain Underlying Funds may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Master Fund and/or certain Underlying Funds. Foreign investments may also subject a Master Fund and/or certain Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Master Fund and/or certain Underlying Funds investments.
NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2009. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2008 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Bond	$1,361	$—
Growth	17,714,616	166,824,522
Growth-Income	21,439,167	59,162,191
International	25,647,700	82,844,341
The tax-basis components of distributable earnings as of December 31, 2008 were:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-Term	Appreciation/
	Income	Capital Gains	(Depreciation)
Asset Allocation	$3,949,958	$1,073,045	$(29,419,691)
Bond	14,043,380	88,104	(32,167,679)
Growth	35,045,724	239,728,543	(1,007,005,997)
Growth-Income	28,796,013	90,512,499	(591,196,075)
International	40,891,858	187,993,575	(580,086,933)
World Allocation	279,960	—	113,069
The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2004.
As of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2009, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Long-Term	Payable	Record
	Income	Capital Gains	Date	Date
Asset Allocation	$0.1200	$0.0327	July 16, 2009	July 14, 2009
Bond	$0.3162	$0.0020	July 16, 2009	July 14, 2009
Growth	$0.8023	$5.4870	July 16, 2009	July 14, 2009
Growth-Income	$0.6761	$2.1248	July 16, 2009	July 14, 2009
International	$0.5922	$2.7219	July 16, 2009	July 14, 2009
World Allocation	$0.0472	$—	July 16, 2009	July 14, 2009
The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 21, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

ING American Funds Asset	PORTFOLIO OF INVESTMENTS
Allocation Portfolio	as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED MASTER FUND: 100.1%
19,520,036	American Funds Asset Allocation Fund — Class 1 Shares		$249,661,260

	Total Investments in Affiliated Master Fund (Cost $263,329,869)*	100.1%	$249,661,260
	Other Assets and Liabilities — Net	(0.1)	(146,574)

	Net Assets	100.0%	$249,514,686

*	Cost for federal income tax purposes is $264,985,792.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(15,324,532)

Net Unrealized Depreciation	$(15,324,532)

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Master Fund	$249,661,260	$—	$—

Total	$249,661,260	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
For further information about the master American Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to their respective financial statements and Notes to Financial Statements.
See Accompanying Notes to Financial Statements

20

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED MASTER FUND: 100.1%
42,062,440	American Funds Bond Fund — Class 1 Shares		$418,521,280

	Total Investments in Affiliated Master Fund (Cost $428,044,036)*	100.1%	$418,521,280
	Other Assets and Liabilities — Net	(0.1)	(216,477)

	Net Assets	100.0%	$418,304,803

*	Cost for federal income tax purposes is $431,658,526.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(13,137,246)

Net Unrealized Depreciation	$(13,137,246)

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Master Fund	$418,521,280	$—	$—

Total	$418,521,280	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, ‘Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
For further information about the master American Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to their respective financial statements and Notes to Financial Statements.
See Accompanying Notes to Financial Statements

21

ING American Funds Growth	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED MASTER FUND: 100.1%
47,972,794	American Funds Growth Fund — Class 2 Shares		$1,798,500,035

	Total Investments in Affiliated Master Fund (Cost $2,574,941,766)*	100.1%	$1,798,500,035
	Other Assets and Liabilities — Net	(0.1)	(1,030,888)

	Net Assets	100.0%	$1,797,469,147

*	Cost for federal income tax purposes is $2,600,523,662.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(802,023,627)

Net Unrealized Depreciation	$(802,023,627)

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Master Fund	$1,798,500,035	$—	$—

Total	$1,798,500,035	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
For further information about the master American Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to their respective financial statements and Notes to Financial Statements.
See Accompanying Notes to Financial Statements

22

ING American Funds	PORTFOLIO OF INVESTMENTS
Growth-Income Portfolio	as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED MASTER FUND: 100.1%
46,141,469	American Funds Growth-Income Fund — Class 2 Shares		$1,195,525,462

	Total Investments in Affiliated Master Fund (Cost $1,687,317,275)*	100.1%	$1,195,525,462
	Other Assets and Liabilities — Net	(0.1)	(686,919)

	Net Assets	100.0%	$1,194,838,543

*	Cost for federal income tax purposes is $1,704,816,689.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(509,291,227)

Net Unrealized Depreciation	$(509,291,227)

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Master Fund	$1,195,525,462	$—	$—

Total	$1,195,525,462	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
For further information about the master American Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to their respective financial statements and Notes to Financial Statements.
See Accompanying Notes to Financial Statements

23

ING American Funds	PORTFOLIO OF INVESTMENTS
International Portfolio	as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED MASTER FUND: 100.1%
80,096,750	American Funds International Fund -Class 2 Shares		$1,115,747,730

	Total Investments in Affiliated Master Fund (Cost $1,548,031,433)*	100.1%	$1,115,747,730
	Other Assets and Liabilities — Net	(0.1)	(651,346)

	Net Assets	100.0%	$1,115,096,384

*	Cost for federal income tax purposes is $1,556,254,659.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(440,506,929)

Net Unrealized Depreciation	$(440,506,929)

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Master Fund	$1,115,747,730	$—	$—

Total	$1,115,747,730	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to “Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
For further information about the master American Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to their respective financial statements and Notes to Financial Statements.
See Accompanying Notes to Financial Statements

24

ING American Funds World	PORTFOLIO OF INVESTMENTS
Allocation Portfolio	as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.2%
1,322,373	American Funds Bond Fund — Class 1 Shares		$13,157,607
281,350	American Funds Global Small Capitalization Fund — Class 1 Shares		4,000,803
441,980	American Funds Growth Fund — Class 1 Shares		16,702,417
168,488	American Funds High-Income Bond Fund — Class 1 Shares		1,583,787
730,950	American Funds International Fund — Class 1 Shares		10,218,684
401,543	American Funds New World Fund — Class 1 Shares		6,521,054

	Total Investments in Affiliated Investment Companies (Cost $46,596,555)*	100.2%	$52,184,352

	Other Assets and Liabilities — Net	(0.2)	(79,804)

	Net Assets	100.0%	$52,104,548

*	Cost for federal income tax purposes is $46,699,853.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,484,499
Gross Unrealized Depreciation	—

Net Unrealized Appreciation	$5,484,499

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Investment Companies	$52,184,352	$—	$—

Total	$52,184,352	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
For further information about the master American Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to their respective financial statements and Notes to Financial Statements.
See Accompanying Notes to Financial Statements

25

Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380
Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UAMER	(0609-081409)

Semi-Annual Report
June 30, 2009
Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes
ING Investors Trust
■ ING LifeStyle Aggressive Growth Portfolio
■ ING LifeStyle Conservative Portfolio
■ ING LifeStyle Growth Portfolio
■ ING LifeStyle Moderate Portfolio
■ ING LifeStyle Moderate Growth Portfolio
 E-Delivery Sign-up — details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

Go Paperless with E-Delivery!

Sign up now for on line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.
Just go to www.ingfunds.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,
As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.
Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.
Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.
As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

Market Perspective: Six Months Ended June 30, 2009
Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0%-0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.
While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!
While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.
In housing, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.
A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.
Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.
U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond -2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.
U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.
In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and

2

Market Perspective: Six Months Ended June 30, 2009
in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)	The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)	The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)	The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)	The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)	The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)	The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
Parentheses denote a negative number.
All indices are unmanaged and investors cannot invest directly in an index.
Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.
Actual Expenses
The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended	Value	Value	Expense	Period Ended
	January 1, 2009	June 30, 2009	Ratio*	June 30, 2009**	January 1, 2009	June 30, 2009	Ratio*	June 30, 2009**
ING LifeStyle Aggressive Growth Portfolio
Class ADV	$1,000.00	$1,062.80	0.76%	$3.89	$1,000.00	$1,021.03	0.76%	$3.81
Class I	1,000.00	1,065.30	0.16	0.82	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,064.10	0.41	2.10	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,061.50	0.56	2.86	1,000.00	1,022.02	0.56	2.81
ING LifeStyle Conservative Portfolio
Class ADV	$1,000.00	$1,066.50	0.77%	$3.95	$1,000.00	$1,020.98	0.77%	$3.86
Class I	1,000.00	1,068.70	0.17	0.87	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,067.60	0.42	2.15	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,064.10	0.57	2.92	1,000.00	1,021.97	0.57	2.86

*	Expense ratios do not include expense of underlying Portfolios.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended	Value	Value	Expense	Period Ended
	January 1, 2009	June 30, 2009	Ratio*	June 30, 2009**	January 1, 2009	June 30, 2009	Ratio*	June 30, 2009**
ING LifeStyle Growth Portfolio
Class ADV	$1,000.00	$1,060.40	0.77%	$3.93	$1,000.00	$1,020.98	0.77%	$3.86
Class I	1,000.00	1,064.00	0.17	0.87	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,063.00	0.42	2.15	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,061.90	0.57	2.91	1,000.00	1,021.97	0.57	2.86
ING LifeStyle Moderate Portfolio
Class ADV	$1,000.00	$1,060.20	0.77%	$3.93	$1,000.00	$1,020.98	0.77%	$3.86
Class I	1,000.00	1,063.30	0.17	0.87	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,062.50	0.42	2.15	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,061.60	0.57	2.91	1,000.00	1,021.97	0.57	2.86
ING LifeStyle Moderate Growth Portfolio
Class ADV	$1,000.00	$1,064.10	0.77%	$3.94	$1,000.00	$1,020.98	0.77%	$3.86
Class I	1,000.00	1,066.30	0.17	0.87	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,065.30	0.42	2.15	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,064.30	0.57	2.92	1,000.00	1,021.97	0.57	2.86

*	Expense ratios do not include expense of underlying Portfolios.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (Unaudited)

	ING
	LifeStyle	ING	ING
	Aggressive	LifeStyle	LifeStyle
	Growth	Conservative	Growth
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds*	$830,651,969	$282,536,287	$3,285,248,967
Receivables:
Investments in affiliated underlying funds sold	1,014,396	—	—
Fund shares sold	26,141	60,194	620,427
Prepaid expenses	7,050	565	26,109

Total assets	831,699,556	282,597,046	3,285,895,503

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	60,104	580,691
Payable for fund shares redeemed	1,040,537	90	39,736
Payable to affiliates	211,787	80,730	1,109,536
Payable for trustee fees	17,169	1,275	40,912
Other accrued expenses and liabilities	126,723	12,431	380,115

Total liabilities	1,396,216	154,630	2,150,990

NET ASSETS	$830,303,340	$282,442,416	$3,283,744,513

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,299,876,147	$261,250,701	$4,655,028,582
Undistributed net investment income	22,514,235	2,401,755	106,421,595
Accumulated net realized loss on investments	(249,415,995)	(636,051)	(842,981,342)
Net unrealized appreciation or depreciation on investments	(242,671,047)	19,426,011	(634,724,322)

NET ASSETS	$830,303,340	$282,442,416	$3,283,744,513

* Cost of investments in affiliated underlying funds	$1,073,323,016	$263,110,276	$3,919,973,289

Class ADV:
Net assets	$64,131	$112,300	$12,303
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	8,414	13,215	1,459
Net asset value and redemption price per share	$7.62	$8.50	$8.43
Class I:
Net assets	$12,924,087	$865	$26,882,907
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,685,685	101	3,168,315
Net asset value and redemption price per share	$7.67	$8.56	$8.48
Class S:
Net assets	$814,958,581	$281,752,471	$3,246,978,887
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	106,738,886	33,025,386	384,634,932
Net asset value and redemption price per share	$7.64	$8.53	$8.44
Class S2:
Net assets	$2,356,541	$576,780	$9,870,416
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	309,882	68,129	1,173,709
Net asset value and redemption price per share	$7.60	$8.47	$8.41
See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

		ING
	ING	LifeStyle
	LifeStyle	Moderate
	Moderate	Growth
	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds*	$1,690,154,982	$2,795,654,374
Receivables:
Fund shares sold	131,787	344,676
Prepaid expenses	12,259	21,707

Total assets	1,690,299,028	2,796,020,757

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	131,764	341,823
Payable for fund shares redeemed	23	2,853
Payable to affiliates	596,694	987,477
Payable for trustee fees	16,855	44,700
Other accrued expenses and liabilities	131,347	273,007

Total liabilities	876,683	1,649,860

NET ASSETS	$1,689,422,345	$2,794,370,897

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,029,440,289	$3,651,169,186
Undistributed net investment income	66,305,467	103,611,705
Accumulated net realized loss on investments	(258,997,537)	(548,840,565)
Net unrealized depreciation on investments	(147,325,874)	(411,569,429)

NET ASSETS	$1,689,422,345	$2,794,370,897

* Cost of investments in affiliated underlying funds	$1,837,480,856	$3,207,223,803

Class ADV:
Net assets	$59,669	$720
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	6,391	82
Net asset value and redemption price per share	$9.34	$8.80
Class I:
Net assets	$13,540,276	$15,947,275
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,440,137	1,800,941
Net asset value and redemption price per share	$9.40	$8.85
Class S:
Net assets	$1,656,810,830	$2,765,677,608
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	177,115,680	313,847,282
Net asset value and redemption price per share	$9.35	$8.81
Class S2:
Net assets	$19,011,570	$12,745,294
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	2,041,179	1,452,531
Net asset value and redemption price per share	$9.31	$8.77
See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2009 (Unaudited)

	ING
	LifeStyle	ING	ING
	Aggressive	LifeStyle	LifeStyle
	Growth	Conservative	Growth
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$184,269	$1,027,499	$10,331,947

Total investment income	184,269	1,027,499	10,331,947

EXPENSES:
Investment management fees	521,644	144,207	2,063,730
Distribution and service fees:
Class ADV	42	102	42
Class S	914,777	257,400	3,643,824
Class S2	6,280	156	22,612
Transfer agent fees	2,727	1,981	3,776
Shareholder reporting expense	11,462	577	67,863
Registration fees	329	21	953
Professional fees	22,080	12,783	173,114
Custody and accounting expense	16,459	8,377	130,166
Trustee fees	6,507	3,017	70,706
Miscellaneous expense	17,331	3,467	44,621

Total expenses	1,519,638	432,088	6,221,407
Net waived and reimbursed fees	(1,274)	(52)	(55,035)

Net expenses	1,518,364	432,036	6,166,372

Net investment income (loss)	(1,334,095)	595,463	4,165,575

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Net realized gain (loss) on sale of affiliated underlying funds	(166,020,992)	626,333	(514,421,760)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	215,281,373	19,982,810	701,875,930

Net realized and unrealized gain on affiliated underlying funds	49,260,381	20,609,143	187,454,170

Increase in net assets resulting from operations	$47,926,286	$21,204,606	$191,619,745

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2009 (Unaudited)

		ING
	ING	LifeStyle
	LifeStyle	Moderate
	Moderate	Growth
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$6,460,648	$9,507,741

Total investment income	6,460,648	9,507,741

EXPENSES:
Investment management fees	1,051,305	1,756,566
Distribution and service fees:
Class ADV	32	3
Class S	1,845,956	3,104,722
Class S2	33,874	27,489
Transfer agent fees	3,222	3,762
Shareholder reporting expense	35,250	66,300
Registration fees	294	726
Professional fees	70,288	115,111
Custody and accounting expense	62,790	113,086
Trustee fees	18,820	51,585
Miscellaneous expense	20,025	35,754

Total expenses	3,141,856	5,275,104
Net waived and reimbursed fees	(6,785)	(15,522)

Net expenses	3,135,071	5,259,582

Net investment income	3,325,577	4,248,159

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Net realized gain (loss) on sale of affiliated underlying funds	(189,766,279)	(382,638,540)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	287,374,037	548,915,450

Net realized and unrealized gain on affiliated underlying funds	97,607,758	166,276,910

Increase in net assets resulting from operations	$100,933,335	$170,525,069

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING LifeStyle Aggressive		ING LifeStyle
	Growth Portfolio		Conservative Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008
FROM OPERATIONS:
Net investment income (loss)	$(1,334,095)	$12,675,202	$595,463	$1,560,297
Net realized gain (loss) on sale of affiliated underlying funds	(166,020,992)	(71,986,270)	626,333	(1,016,353)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	215,281,373	(509,793,922)	19,982,810	(556,740)

Increase (decrease) in net assets resulting from operations	47,926,286	(569,104,990)	21,204,606	(12,796)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(8)	—	—
Class I	—	(266,468)	—	—
Class S	—	(18,577,368)	—	(47)
Class S2	—	(54,703)	—	—
Net realized gains:
Class ADV	—	(89)	—	—
Class I	—	(1,374,536)	—	—
Class S	—	(112,619,877)	—	(23)
Class S2	—	(350,713)	—	—

Total distributions	—	(133,243,762)	—	(70)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,893,852	94,499,587	155,109,159	136,045,762
Reinvestment of distributions	—	133,243,668	—	70

	21,893,852	227,743,255	155,109,159	136,045,832
Cost of shares redeemed	(30,909,801)	(114,559,314)	(26,561,068)	(3,347,256)

Net increase (decrease) in net assets resulting from capital share transactions	(9,015,949)	113,183,941	128,548,091	132,698,576

Net increase (decrease) in net assets	38,910,337	(589,164,811)	149,752,697	132,685,710

NET ASSETS:
Beginning of period	791,393,003	1,380,557,814	132,689,719	4,009

End of period	$830,303,340	$791,393,003	$282,442,416	$132,689,719

Undistributed net investment income at end of period	$22,514,235	$23,848,330	$2,401,755	$1,806,292

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING LifeStyle Growth Portfolio		ING LifeStyle Moderate Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008
FROM OPERATIONS:
Net investment income	$4,165,575	$66,967,265	$3,325,577	$47,291,422
Net realized loss on sale of affiliated underlying funds	(514,421,760)	(290,506,567)	(189,766,279)	(50,647,921)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	701,875,930	(1,425,348,598)	287,374,037	(463,068,792)

Increase (decrease) in net assets resulting from operations	191,619,745	(1,648,887,900)	100,933,335	(466,425,291)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(8)	—	(12)
Class I	—	(615,304)	—	(238,163)
Class S	—	(62,218,774)	—	(29,732,765)
Class S2	—	(175,069)	—	(299,162)
Net realized gains:
Class ADV	—	(52)	—	(33)
Class I	—	(1,876,935)	—	(388,919)
Class S	—	(215,397,802)	—	(53,211,775)
Class S2	—	(673,617)	—	(558,589)

Total distributions	—	(280,957,561)	—	(84,429,418)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	119,872,236	809,369,920	149,827,454	666,752,122
Reinvestment of distributions	—	280,957,501	—	84,429,373

	119,872,236	1,090,327,421	149,827,454	751,181,495
Cost of shares redeemed	(63,449,326)	(127,921,197)	(40,639,761)	(75,700,507)

Net increase in net assets resulting from capital share transactions	56,422,910	962,406,224	109,187,693	675,480,988

Net increase (decrease) in net assets	248,042,655	(967,439,237)	210,121,028	124,626,279

NET ASSETS:
Beginning of period	3,035,701,858	4,003,141,095	1,479,301,317	1,354,675,038

End of period	$3,283,744,513	$3,035,701,858	$1,689,422,345	$1,479,301,317

Undistributed net investment income at end of period	$106,421,595	$102,256,020	$66,305,467	$62,979,890

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING LifeStyle Moderate Growth Portfolio
	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2009	2008
FROM OPERATIONS:
Net investment income	$4,248,159	$69,203,090
Net realized loss on sale of affiliated underlying funds	(382,638,540)	(131,814,861)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	548,915,450	(1,046,151,221)

Increase (decrease) in net assets resulting from operations	170,525,069	(1,108,762,992)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(11)
Class I	—	(376,764)
Class S	—	(58,035,241)
Class S2	—	(275,405)
Net realized gains:
Class ADV	—	(44)
Class I	—	(825,033)
Class S	—	(141,341,323)
Class S2	—	(694,914)

Total distributions	—	(201,548,735)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	118,236,068	677,620,065
Reinvestment of distributions	—	201,548,681

	118,236,068	879,168,746
Cost of shares redeemed	(38,526,159)	(95,723,554)

Net increase in net assets resulting from capital share transactions	79,709,909	783,445,192

Net increase (decrease) in net assets	250,234,978	(526,866,535)

NET ASSETS:
Beginning of period	2,544,135,919	3,071,002,454

End of period	$2,794,370,897	$2,544,135,919

Undistributed net investment income at end of period	$103,611,705	$99,363,546

See Accompanying Notes to Financial Statements

12

Financial Highlights (Unaudited)
Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from
		investment															Supplemental
		operations				Less distributions							Ratios to average net assets				data
											Net
											asset			Expenses net
											value,			of fee
	Net asset			Net							end			waivers		Net	Net
	value,	Net		realized			From	From			of			and/or		investment	assets,
	beginning	investment		and	Total from	From net	net	return			year	Total	Expenses before	recoupments,	Expenses net of all	income	end of	Portfolio
	of year or	income		unrealized	investment	investment	realized	of	Total		or	Return	reductions/additons	if any (2)(3)	reductions/additions	(loss)(2)	year or	turnover
	period	(loss)		gain (loss)	operations	income	gains	capital	distributions		period	(1)	(2)(3)(4)	(4)	(2)(3)(4)	(3)(4)	period	rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING LifeStyle Aggressive Growth Portfolio
Class ADV
06-30-09	7.17	(0.03	)•	0.48	0.45	—	—	—	—		7.62	6.28	0.91	0.76	0.76	(0.73)	64	30
12-31-08	13.89	0.13	•	(5.58)	(5.45)	0.10	1.17	—	1.27		7.17	(42.06)	0.92	0.76	0.76	1.17	1	90
12-31-07	14.06	0.01		0.38	0.39	0.04	0.52	—	0.56		13.89	2.59	0.91	0.74	0.74	0.08	1	35
04-28-06(5) - 12-30-06	13.43	(0.01)		0.96	0.95	0.02	0.30	—	0.32		14.06	7.33	0.91	0.74	0.74	(0.15)	1	24
Class I
06-30-09	7.20	(0.00	)•,*	0.47	0.47	—	—	—	—		7.67	6.53	0.16	0.16	0.16	(0.11)	12,924	30
12-31-08	14.01	0.15	•	(5.56)	(5.41)	0.23	1.17	—	1.40		7.20	(41.68)	0.17	0.16	0.16	1.44	10,499	90
12-31-07	14.11	0.08	•	0.44	0.52	0.10	0.52	—	0.62		14.01	3.52	0.16	0.14	0.14	0.53	15,344	35
04-28-06(5) - 12-31-06	13.43	0.03	•	0.97	1.00	0.02	0.30	—	0.32		14.11	7.71	0.16	0.14	0.14	0.35	6,928	24
Class S
06-30-09	7.18	(0.01	)•	0.47	0.46	—	—	—	—		7.64	6.41	0.41	0.41	0.41	(0.36)	814,959	30
12-31-08	13.96	0.12	•	(5.54)	(5.42)	0.19	1.17	—	1.36		7.18	(41.79)	0.42	0.41	0.41	1.13	778,130	90
12-31-07	14.08	0.03		0.46	0.49	0.09	0.52	—	0.61		13.96	3.25	0.41	0.39	0.39	0.29	1,360,885	35
12-31-06	12.22	0.02	•	2.16	2.18	0.02	0.30	—	0.32		14.08	18.13	0.35	0.32	0.32	0.18	1,157,676	24
12-31-05	11.37	0.04	•	0.84	0.88	0.01	0.02	—	0.03		12.22	7.77	0.16	0.14	0.14	0.31	678,699	48
05-03-04(5) - 12-31-04	10.06	0.02		1.29	1.31	—	—	—	—		11.37	13.02	0.19	0.14	0.14	0.62	213,366	23
Class S2
06-30-09	7.16	(0.02	)•	0.46	0.44	—	—	—	—		7.60	6.15	0.66	0.56	0.56	(0.51)	2,357	30
12-31-08	13.93	0.10	•	(5.52)	(5.42)	0.18	1.17	—	1.35		7.16	(41.86)	0.67	0.56	0.56	0.91	2,763	90
12-31-07	14.07	0.00	•,*	0.47	0.47	0.09	0.52	—	0.61		13.93	3.11	0.66	0.54	0.54	0.01	4,327	35
05-04-06(5) - 12-31-06	13.52	0.00	•,*	0.87	0.87	0.02	0.30	—	0.32		14.07	6.70	0.66	0.54	0.54	0.02	2,530	24
ING LifeStyle Conservative Portfolio
Class ADV
06-30-09	7.97	(0.00	)•,*	0.57	0.57	—	—	—	—		8.50	6.65	0.92	0.77	0.77	(0.01)	112	45
12-31-08	9.92	0.29	•	(2.24)	(1.95)	—	0.00 *	—	0.00	*	7.97	(19.66)	1.23	0.76	0.76	3.11	1	68
10-31-07(5) - 12-31-07	10.00	0.06		(0.14)	(0.08)	—	—	—	—		9.92	(0.80)	36.24	0.74	0.74	3.83	1	3
Class I
06-30-09	8.01	0.04	•	0.51	0.55	—	—	—	—		8.56	6.87	0.17	0.17	0.17	1.07	1	45
12-31-08	9.93	0.39	•	(2.31)	(1.92)	0.00 *	0.00 *	—	0.00	*	8.01	(19.33)	0.48	0.16	0.16	4.25	1	68
10-31-07(5) - 12-31-07	10.00	0.08		(0.15)	(0.07)	—	—	—	—		9.93	(0.70)	35.49	0.14	0.14	5.01	1	3
Class S
06-30-09	7.99	0.02	•	0.52	0.54	—	—	—	—		8.53	6.76	0.42	0.42	0.42	0.58	281,692	45
12-31-08	9.92	0.54	•	(2.47)	(1.93)	0.00 *	0.00 *	—	0.00	*	7.99	(19.45)	0.73	0.41	0.41	7.00	132,686	68
10-31-07(5) - 12-31-07	10.00	0.07		(0.15)	(0.08)	—	—	—	—		9.92	(0.80)	35.74	0.39	0.39	4.47	1	3
Class S2
06-30-09	7.96	(0.01	)•	0.52	0.51	—	—	—	—		8.47	6.41	0.67	0.57	0.57	(0.29)	577	45
12-31-08	9.92	0.31	•	(2.27)	(1.96)	—	0.00 *	—	0.00	*	7.96	(19.76)	0.98	0.56	0.56	3.33	1	68
10-31-07(5) - 12-31-07	10.00	0.08		(0.16)	(0.08)	—	—	—	—		9.92	(0.80)	35.99	0.54	0.54	4.91	1	3
See Accompanying Notes to Financial Statements

13

Financial Highlights (Unaudited) (continued)
Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from
		investment														Supplemental
		operations				Less distributions						Ratios to average net assets				data
										Net			Expenses net
										asset			of fee
	Net asset			Net						value,			waivers		Net	Net
	value,	Net		realized			From	From		end of			and/or		investment	assets,
	beginning	investment		and	Total from	From net	net	return		year	Total	Expenses before	recoupments,	Expenses net of all	income	end of	Portfolio
	of year or	income		unrealized	investment	investment	realized	of	Total	or	Return	reductions/additions	if any (2)(3)	reductions/additions	(loss)(2)(3)	year or	turnover
	period	(loss)		gain (loss)	operations	income	gains	capital	distributions	period	(1)	(2)(3)(4)	(4)	(2)(3)(4)	(4)	period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING LifeStyle Growth Portfolio
Class ADV
06-30-09	7.95	(0.00	)•,*	0.48	0.48	—	—	—	—	8.43	6.04	0.92	0.77	0.77	(0.06)	12	33
12-31-08	13.47	0.44	•	(5.20)	(4.76)	0.10	0.66	—	0.76	7.95	(36.89)	0.92	0.76	0.76	5.20	13	83
12-31-07	13.43	0.07		0.39	0.46	0.08	0.34	—	0.42	13.47	3.33	0.91	0.74	0.74	0.55	1	37
04-28-06(5) - 12-31-06	12.92	0.06		0.75	0.81	0.06	0.24	—	0.30	13.43	6.54	0.90	0.74	0.74	0.75	1	21
Class I
06-30-09	7.97	0.02	•	0.49	0.51	—	—	—	—	8.48	6.40	0.17	0.17	0.17	0.53	26,883	33
12-31-08	13.57	0.22	•	(4.94)	(4.72)	0.22	0.66	—	0.88	7.97	(36.55)	0.17	0.16	0.16	2.02	24,913	83
12-31-07	13.48	0.16	•	0.42	0.58	0.15	0.34	—	0.49	13.57	4.15	0.16	0.14	0.14	1.16	38,624	37
04-28-06(5) - 12-31-06	12.92	0.11	•	0.75	0.86	0.06	0.24	—	0.30	13.48	6.94	0.16	0.14	0.14	1.31	16,877	21
Class S
06-30-09	7.94	0.01	•	0.49	0.50	—	—	—	—	8.44	6.30	0.42	0.42	0.42	0.28	3,246,979	33
12-31-08	13.52	0.20	•	(4.93)	(4.73)	0.19	0.66	—	0.85	7.94	(36.68)	0.42	0.41	0.41	1.80	3,001,202	83
12-31-07	13.45	0.12	•	0.42	0.54	0.13	0.34	—	0.47	13.52	3.89	0.41	0.39	0.39	0.88	3,952,227	37
12-31-06	11.94	0.10	•	1.71	1.81	0.06	0.24	—	0.30	13.45	15.45	0.35	0.32	0.32	0.88	2,770,370	21
12-31-05	11.25	0.12	•	0.64	0.76	0.04	0.03	—	0.07	11.94	6.81	0.16	0.14	0.14	1.09	1,387,102	43
05-03-04(5) - 12-31-04	10.07	0.08		1.10	1.18	—	—	—	—	11.25	11.72	0.19	0.14	0.14	2.67	472,708	30
Class S2
06-30-09	7.92	0.01	•	0.48	0.49	—	—	—	—	8.41	6.19	0.67	0.57	0.57	0.14	9,870	33
12-31-08	13.48	0.18	•	(4.91)	(4.73)	0.17	0.66	—	0.83	7.92	(36.75)	0.67	0.56	0.56	1.65	9,574	83
12-31-07	13.44	0.10	•	0.41	0.51	0.13	0.34	—	0.47	13.48	3.70	0.66	0.54	0.54	0.76	12,288	37
05-03-06(5) - 12-31-06	12.93	0.09	•	0.72	0.81	0.06	0.24	—	0.30	13.44	6.54	0.66	0.54	0.54	1.08	8,290	21
ING LifeStyle Moderate Portfolio
Class ADV
06-30-09	8.81	(0.01	)•	0.54	0.53	—	—	—	—	9.34	6.02	0.92	0.77	0.77	(0.28)	60	32
12-31-08	12.53	0.31	•	(3.50)	(3.19)	0.14	0.39	—	0.53	8.81	(26.31)	0.92	0.76	0.76	2.80	1	70
12-31-07	12.33	0.22		0.36	0.58	0.15	0.23	—	0.38	12.53	4.65	0.91	0.74	0.74	1.69	1	47
04-28-06(5) - 12-31-06	11.93	0.17	•	0.53	0.70	0.12	0.18	—	0.30	12.33	5.93	0.91	0.74	0.74	2.07	1	19
Class I
06-30-09	8.84	0.03	•	0.53	0.56	—	—	—	—	9.40	6.33	0.17	0.17	0.17	0.68	13,540	32
12-31-08	12.60	0.39	•	(3.52)	(3.13)	0.24	0.39	—	0.63	8.84	(25.83)	0.17	0.16	0.16	3.65	10,898	70
12-31-07	12.38	0.31	•	0.34	0.65	0.20	0.23	—	0.43	12.60	5.26	0.16	0.14	0.14	2.47	4,926	47
04-28-06(5) - 12-31-06	11.93	0.23	•	0.52	0.75	0.12	0.18	—	0.30	12.38	6.36	0.16	0.14	0.14	2.77	1,460	19
Class S
06-30-09	8.80	0.02	•	0.53	0.55	—	—	—	—	9.35	6.25	0.42	0.42	0.42	0.44	1,656,811	32
12-31-08	12.56	0.34	•	(3.50)	(3.16)	0.21	0.39	—	0.60	8.80	(26.05)	0.42	0.41	0.41	3.08	1,457,084	70
12-31-07	12.36	0.26	•	0.36	0.62	0.19	0.23	—	0.42	12.56	4.99	0.41	0.39	0.39	2.06	1,336,134	47
12-31-06	11.37	0.22	•	1.07	1.29	0.12	0.18	—	0.30	12.36	11.42	0.35	0.32	0.32	1.99	931,819	19
12-31-05	10.93	0.24	•	0.34	0.58	0.09	0.05	—	0.14	11.37	5.36	0.16	0.14	0.14	2.15	527,133	44
05-03-04(5) - 12-31-04	10.04	0.17		0.72	0.89	—	—	—	—	10.93	8.86	0.19	0.14	0.14	5.82	210,753	34
See Accompanying Notes to Financial Statements

14

Financial Highlights (Unaudited) (continued)
Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from
		investment														Supplemental
		operations				Less distributions						Ratios to average net assets				data
													Expenses
										Net			net
										asset			of fee
	Net asset			Net						value,			waivers		Net	Net
	value,	Net		realized			From	From		end of			and/or		investment	assets,
	beginning	investment		and	Total from	From net	net	return		year	Total	Expenses before	recoupments,	Expenses net of all	income	end of	Portfolio
	of year or	income		unrealized	investment	investment	realized	of	Total	or	Return	reductions/additions	if any (2)(3)	reductions/additions	(loss) (2)(3)	year or	turnover
	period	(loss)		gain (loss)	operations	income	gains	capital	distributions	period	(1)	(2)(3)(4)	(4)	(2)(3)(4)	(4)	period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING LifeStyle Moderate Portfolio (Continued)
Class S2
06-30-09	8.77	0.01	•	0.53	0.54	—	—	—	—	9.31	6.16	0.67	0.57	0.57	0.24	19,012	32
12-31-08	12.52	0.31	•	(3.46)	(3.15)	0.21	0.39	—	0.60	8.77	(26.12)	0.67	0.56	0.56	2.83	11,318	70
12-31-07	12.35	0.25	•	0.34	0.59	0.19	0.23	—	0.42	12.52	4.76	0.66	0.54	0.54	1.96	13,614	47
05-09-06(5) - 12-31-06	12.05	0.19	•	0.41	0.60	0.12	0.18	—	0.30	12.35	5.05	0.66	0.54	0.54	2.30	7,717	19
ING LifeStyle Moderate Growth Portfolio
Class ADV
06-30-09	8.27	0.01	•	0.52	0.53	—	—	—	—	8.80	6.41	0.92	0.77	0.77	0.15	1	32
12-31-08	12.89	0.22	•	(4.17)	(3.95)	0.13	0.53	—	0.66	8.27	(31.89)	0.92	0.76	0.76	1.99	1	74
12-31-07	12.78	0.14		0.39	0.53	0.12	0.30	—	0.42	12.89	4.10	0.91	0.74	0.74	1.11	1	37
04-28-06(5) - 12-31-06	12.30	0.12		0.67	0.79	0.11	0.20	—	0.31	12.78	6.62	0.91	0.74	0.74	1.49	1	20
Class I
06-30-09	8.30	0.02	•	0.53	0.55	—	—	—	—	8.85	6.63	0.17	0.17	0.17	0.60	15,947	32
12-31-08	12.98	0.29	•	(4.20)	(3.91)	0.24	0.53	—	0.77	8.30	(31.47)	0.17	0.16	0.16	2.65	16,019	74
12-31-07	12.83	0.24	•	0.39	0.63	0.18	0.30	—	0.48	12.98	4.86	0.16	0.14	0.14	1.86	17,903	37
04-28-06(5) - 12-31-06	12.30	0.21	•	0.63	0.84	0.11	0.20	—	0.31	12.83	7.03	0.16	0.14	0.14	2.68	6,164	20
Class S
06-30-09	8.27	0.01	•	0.53	0.54	—	—	—	—	8.81	6.53	0.42	0.42	0.42	0.34	2,765,678	32
12-31-08	12.94	0.25	•	(4.17)	(3.92)	0.22	0.53	—	0.75	8.27	(31.64)	0.42	0.41	0.41	2.33	2,516,969	74
12-31-07	12.80	0.20	•	0.40	0.60	0.16	0.30	—	0.46	12.94	4.66	0.41	0.39	0.39	1.50	3,036,787	37
12-31-06	11.58	0.17	•	1.36	1.53	0.11	0.20	—	0.31	12.80	13.43	0.35	0.32	0.32	1.47	2,189,016	20
12-31-05	11.07	0.20	•	0.43	0.63	0.07	0.05	—	0.12	11.58	5.80	0.16	0.14	0.14	1.76	1,257,476	41
05-03-04(5) - 12-31-04	10.02	0.14		0.91	1.05	—	—	—	—	11.07	10.48	0.19	0.14	0.14	4.63	452,111	35
Class S2
06-30-09	8.24	0.01	•	0.52	0.53	—	—	—	—	8.77	6.43	0.67	0.57	0.57	0.18	12,745	32
12-31-08	12.91	0.23	•	(4.16)	(3.93)	0.21	0.53	—	0.74	8.24	(31.76)	0.67	0.56	0.56	2.07	11,148	74
12-31-07	12.80	0.20	•	0.38	0.58	0.17	0.30	—	0.47	12.91	4.49	0.66	0.54	0.54	1.50	16,312	37
05-02-06(5) - 12-31-06	12.34	0.17	•	0.60	0.77	0.11	0.20	—	0.31	12.80	6.44	0.66	0.54	0.54	2.09	5,182	20

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or more than $(0.005).
See Accompanying Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited)
NOTE 1 — ORGANIZATION
Organization. ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of fifty-nine active separate investment series. The five Portfolios included in this report are: ING LifeStyle Aggressive Growth Portfolio (“Aggressive Growth”), ING LifeStyle Conservative Portfolio (“Conservative”), ING LifeStyle Growth Portfolio (“Growth”), ING LifeStyle Moderate Portfolio (“Moderate”) and ING LifeStyle Moderate Growth Portfolio (“Moderate Growth”), (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.
Each Portfolio offers the four following classes of shares: Class ADV, Class I, Class S and Class S2. The separate classes of shares differ principally in the distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Shares of the Portfolios are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.
The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules. The Trust currently functions as an investment option for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), ReliaStar Life Insurance Company, an indirect, wholly- owned subsidiary of ING Groep N.V. (“ING Groep”), United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is a global financial institution of Dutch origin offering banking, life insurance and retirement services. The Trust is also an investment option for contracts offered by the Security Equity Life Insurance Company, which is not an affiliate of ING.
On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.
Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.
The investment objective of Aggressive Growth is growth of capital. Aggressive Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.
The investment objective of Conservative is growth of capital and current income. Conservative invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash.
The investment objective for Growth is growth of capital and some current income. Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 75% in equity securities and 25% in fixed-income securities.
The investment objective of Moderate is growth of capital and current income. Moderate invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 1 — ORGANIZATION (continued)
The investment objective of Moderate Growth is growth of capital and a low to moderate level of current income. Moderate Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.
A.	Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the investment adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

B.	Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (the “Investment Adviser” or “ING Investments”), an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Aggressive Growth	0.14%
Conservative	0.14%
Growth	0.14%
Moderate	0.14%
Moderate Growth	0.14%
The Investment Adviser has engaged Ibbotson Associates (“Ibbotson”) and ING Investment Management Co. (“ING IM” and along with Ibbotson, each a “Consultant”) to each act as a consultant. Ibbotson, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING IM will perform tactical asset allocation analysis for the Investment Adviser. ING Investments pays ING IM an annual fee of $200,000 for services rendered. ING Investments pays Ibbotson a minimum annual fee of $100,000 for services rendered. The Investment Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Investment Adviser has accordingly established an Asset Allocation Committee to review Ibbotson and ING IM’s analyses and determine the asset allocation for each Portfolio.
ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. The Administrator receives no compensation for its services.
NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Aggressive Growth	$223,157,310	$233,514,188
Conservative	220,958,340	91,816,210
Growth	1,044,692,754	984,311,798
Moderate	594,943,471	482,643,404
Moderate Growth	887,645,368	804,005,876
NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a Shareholder Service Plan (the “Agreement”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates ING Funds Distributor, LLC (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IFD on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 5 — DISTRIBUTION AND SERVICE FEES
(continued)
actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010. There is no guarantee that this waiver will continue after this date.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IFD a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive a portion of its fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares of the Portfolios, so that the actual fee paid is an annual rate of 0.35%. The expense waiver will continue through at least May 1, 2010. There is no guarantee that this waiver will continue after this date.
At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

		Accrued
	Accrued	Shareholder
	Investment	Service and
	Management	Distribution
Fund	Fees	Fees	Total
Aggressive Growth	$41,542	$170,245	$211,787
Conservative	24,782	55,948	80,730
Growth	434,248	675,288	1,109,536
Moderate	250,180	346,514	596,694
Moderate Growth	412,589	574,888	987,477
At June 30, 2009, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:
ING USA Annuity and Life Insurance Company —Aggressive Growth (94.50%); Conservative (96.10%); Growth (96.60%); Moderate (95.30%); Moderate Growth (96.10%).
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.
The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2
Aggressive Growth	0.77%	0.17%	0.42%	0.57%
Conservative	0.77%	0.17%	0.42%	0.57%
Growth	0.77%	0.17%	0.42%	0.57%
Moderate	0.77%	0.17%	0.42%	0.57%
Moderate Growth	0.77%	0.17%	0.42%	0.57%

(1)	The operating expense limits apply only at the Portfolio level and do not limit fees payable by the underlying investment companies in which each Portfolio invests. The amount of the fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months (excluding the 36 month period prior to June 2, 2008) but only if, after such recoupment, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Investment Adviser on the accompanying Statements of Assets and Liabilities.
As of June 30, 2009, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

		June 30,
	2010	2011	2012	Total
Aggressive Growth	$301,499	$215,412	$88,983	$605,894
Conservative	—	20,555	50,016	70,571
Growth	659,574	538,488	92,529	1,290,591
Moderate	244,478	194,250	—	438,728
Moderate Growth	538,315	435,706	22,029	996,050
The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 8 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:

				Net increase				Net increase
		Reinvestment		(decrease) in		Reinvestment		(decrease) in
	Shares	of	Shares	shares	Shares	of	Shares	shares
	sold	distributions	redeemed	outstanding	sold	distributions	redeemed	outstanding
Year or period ended	#	#	#	#	($)	($)	($)	($)
ING LifeStyle Aggressive Growth
Class ADV
06-30-09	8,339	—	—	8,339	62,065	—	—	62,065
12-31-08	1	—	(2)	(1)	5	—	(11)	(6)
Class I
06-30-09	478,407	—	(250,399)	228,008	3,288,040	—	(1,677,302)	1,610,738
12-31-08	467,070	158,398	(263,339)	362,129	5,112,501	1,641,004	(3,057,689)	3,695,816
Class S
06-30-09	2,621,147	—	(4,249,354)	(1,628,207)	17,956,698	—	(28,115,795)	(10,159,097)
12-31-08	8,212,546	12,688,322	(10,007,521)	10,893,347	88,107,868	131,197,247	(110,541,088)	108,764,027
Class S2
06-30-09	85,769	—	(162,075)	(76,306)	587,049	—	(1,116,704)	(529,655)
12-31-08	122,155	39,323	(86,032)	75,446	1,279,213	405,417	(960,526)	724,104
ING LifeStyle Conservative
Class ADV
06-30-09	13,741	—	(628)	13,113	111,774	—	(5,322)	106,452
12-31-08	1	—	—	1	5	—	—	5
Class S
06-30-09	19,871,764	—	(3,453,070)	16,418,694	154,416,160	—	(26,551,537)	127,864,623
12-31-08	17,003,852	7	(397,268)	16,606,591	136,045,757	70	(3,347,256)	132,698,571
Class S2
06-30-09	68,527	—	(499)	68,028	581,225	—	(4,209)	577,016
12-31-08	—	—	—	—	—	—	—	—
ING LifeStyle Growth
Class ADV
06-30-09	374	—	(579)	(205)	2,951	—	(4,509)	(1,558)
12-31-08	1,586	—	(1)	1,585	11,880	—	(12)	11,868
Class I
06-30-09	387,751	—	(343,369)	44,382	2,886,594	—	(2,557,800)	328,794
12-31-08	913,502	228,436	(864,583)	277,355	10,331,390	2,492,239	(9,893,825)	2,929,804
Class S
06-30-09	15,205,759	—	(8,345,738)	6,860,021	116,435,746	—	(60,076,367)	56,359,379
12-31-08	70,258,935	25,516,229	(10,251,098)	85,524,066	794,699,736	277,616,576	(116,086,887)	956,229,425
Class S2
06-30-09	69,911	—	(105,078)	(35,167)	546,945	—	(810,650)	(263,705)
12-31-08	385,225	78,148	(166,002)	297,371	4,326,914	848,686	(1,940,473)	3,235,127
ING LifeStyle Moderate
Class ADV
06-30-09	6,284	—	—	6,284	58,048	—	—	58,048
12-31-08	24	—	(2)	22	193	—	(14)	179
Class I
06-30-09	488,556	—	(281,577)	206,979	4,166,325	—	(2,332,753)	1,833,572
12-31-08	958,247	57,320	(173,549)	842,018	10,963,087	627,082	(1,895,728)	9,694,441
Class S
06-30-09	16,013,932	—	(4,409,018)	11,604,914	138,270,586	—	(37,550,547)	100,720,039
12-31-08	58,177,988	7,602,616	(6,681,586)	59,099,018	647,816,957	82,944,541	(67,909,595)	662,851,903

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 8 — CAPITAL SHARES (continued)

				Net increase				Net increase
		Reinvestment		(decrease) in		Reinvestment		(decrease) in
	Shares	of	Shares	shares	Shares	of	Shares	shares
	sold	distributions	redeemed	outstanding	sold	distributions	redeemed	outstanding
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class S2
06-30-09	838,391	—	(87,442)	750,949	7,332,495	—	(756,461)	6,576,034
12-31-08	692,438	78,837	(568,094)	203,181	7,971,885	857,750	(5,895,170)	2,934,465
ING LifeStyle Moderate Growth
Class ADV
06-30-09	—	—	—	—	—	—	—	—
12-31-08	1	—	(2)	(1)	5	—	(13)	(8)
Class I
06-30-09	252,228	—	(380,299)	(128,071)	1,994,638	—	(2,888,596)	(893,958)
12-31-08	947,919	111,175	(508,906)	550,188	10,079,683	1,201,797	(5,676,598)	5,604,882
Class S
06-30-09	14,154,529	—	(4,523,478)	9,631,051	114,421,226	—	(34,694,495)	79,726,731
12-31-08	59,503,528	18,495,043	(8,403,045)	69,595,526	663,092,022	199,376,565	(85,913,911)	776,554,676
Class S2
06-30-09	226,630	—	(126,210)	100,420	1,820,204	—	(943,068)	877,136
12-31-08	381,389	90,262	(382,839)	88,812	4,448,355	970,319	(4,133,032)	1,285,642
NOTE 9 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2009. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2008 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Aggressive Growth	$19,279,893	$113,963,869
Conservative	70	—
Growth	77,946,635	203,010,926
Moderate	32,154,511	52,274,907
Moderate Growth	69,753,197	131,795,538
The tax-basis components of distributable earnings as of December 31, 2008 were:

	Undistributed	Undistributed	Unrealized	Post-October
	Ordinary	Long-Term	Appreciation/	Capital Loss
	Income	Capital Gains	(Depreciation)	Deferred
Aggressive Growth	$23,848,330	$12,967,349	$(508,570,533)	$(45,744,239)
Conservative	1,811,406	26,539	(1,825,621)	(25,215)
Growth	102,256,020	66,296,726	(1,517,353,720)	(214,102,840)
Moderate	62,979,890	22,023,874	(498,283,308)	(27,671,735)
Moderate Growth	99,363,546	56,091,681	(1,086,944,508)	(95,834,077)
The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2004.
As of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 10 — CONCENTRATION OF INVESTMENT RISKS
The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.
Investment by Funds-of-Funds. Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.
Asset Allocation. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolios. Furthermore, the Investment Adviser’s allocation of a Portfolio’s assets may not anticipate market trends successfully. Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that the Portfolios may allocate assets to an asset class or market that underperforms other Underlying Funds. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.
Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.
Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.
NOTE 11 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2009, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Aggressive Growth
Class ADV	$0.2447	$—	$0.1197	July 16, 2009	July 14, 2009
Class I	$0.2455	$—	$0.1197	July 16, 2009	July 14, 2009
Class S	$0.2197	$—	$0.1197	July 16, 2009	July 14, 2009
Class S2	$0.1997	$—	$0.1197	July 16, 2009	July 14, 2009
Conservative
Class ADV	$0.0540	$0.0002	$0.0008	July 16, 2009	July 14, 2009
Class I	$0.0545	$0.0002	$0.0008	July 16, 2009	July 14, 2009
Class S	$0.0529	$0.0002	$0.0008	July 16, 2009	July 14, 2009
Class S2	$0.0545	$0.0002	$0.0008	July 16, 2009	July 14, 2009
Growth
Class ADV	$0.2765	$—	$0.1707	July 16, 2009	July 14, 2009
Class I	$0.2870	$—	$0.1707	July 16, 2009	July 14, 2009
Class S	$0.2632	$—	$0.1707	July 16, 2009	July 14, 2009
Class S2	$0.2506	$—	$0.1707	July 16, 2009	July 14, 2009
Moderate
Class ADV	$0.3676	$—	$0.1216	July 16, 2009	July 14, 2009
Class I	$0.3688	$—	$0.1216	July 16, 2009	July 14, 2009
Class S	$0.3476	$—	$0.1216	July 16, 2009	July 14, 2009
Class S2	$0.3394	$—	$0.1216	July 16, 2009	July 14, 2009
Moderate Growth
Class ADV	$0.2505	$—	$0.1771	July 16, 2009	July 14, 2009
Class I	$0.3371	$—	$0.1771	July 16, 2009	July 14, 2009
Class S	$0.3136	$—	$0.1771	July 16, 2009	July 14, 2009
Class S2	$0.2965	$—	$0.1771	July 16, 2009	July 14, 2009

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 11 — SUBSEQUENT EVENTS (continued)
On June 25, 2009, the Board of Trustees approved a proposal to reorganize LifeStyle Conservative (“Disappearing Portfolio”) into ING Retirement Conservative Portfolio (“Surviving Portfolio”), LifeStyle Moderate (“Disappearing Portfolio”) into ING Retirement Moderate Portfolio (“Surviving Portfolio”), LifeStyle Moderate Growth (“Disappearing Portfolio”) into ING Retirement Moderate Growth Portfolio (“Surviving Portfolio”), LifeStyle Growth (“Disappearing Portfolio”) into ING Retirement Growth Portfolio (“Surviving Portfolio”), and LifeStyle Aggressive Growth into ING Retirement Growth Portfolio, (“Reorganization”):

Disappearing Portfolios	Surviving Portfolios
LifeStyle Conservative	ING Retirement Conservative Portfolio
LifeStyle Moderate	ING Retirement Moderate Portfolio
LifeStyle Moderate Growth	ING Retirement Moderate Growth Portfolio
LifeStyle Growth	ING Retirement Growth Portfolio
LifeStyle Aggressive	ING Retirement Growth Portfolio
The proposed Reorganization is subject to approval by shareholders of each Disappearing Portfolio. If shareholder approval is obtained at the Special Meeting of Shareholders that is scheduled to take place during the third quarter 2009, it is expected that the Reorganizations shall close during the third quarter 2009. Shareholders of the Disappearing Portfolios will be notified if the Reorganizations are not approved.
The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 27, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

23

PORTFOLIO ASSET ALLOCATION
ING LifeStyle Portfolios	As of June 30, 2009 (Unaudited)
The following table illustrates the asset allocation of the underlying portfolios as of June 30, 2009 (as a percent of net assets).

		ING LifeStyle				ING LifeStyle
		Aggressive	ING LifeStyle	ING LifeStyle	ING LifeStyle	Moderate
		Growth	Conservative	Growth	Moderate	Growth
Underlying Affiliated Funds		Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ING Artio Foreign Portfolio — Class I	%	10.0	4.0	9.0	6.0	8.5
ING BlackRock Inflation Protected Bond Portfolio — Class I	%	—	6.0	0.5	3.5	0.5
ING Clarion Global Real Estate Portfolio — Class I	%	2.7	—	1.2	—	0.7
ING Clarion Real Estate Portfolio — Class I	%	2.3	—	2.8	1.0	2.3
ING Columbia Small Cap Value Portfolio — Class I	%	1.9	—	2.0	1.0	1.7
ING Disciplined International SmallCap Fund — Class I	%	2.7	0.3	2.0	1.3	1.7
ING Disciplined Small Cap Value Portfolio — Class I	%	0.7	—	0.7	0.2	0.2
ING Emerging Markets Fixed Income Fund — Class I	%	—	2.5	1.8	2.0	1.5
ING FMRSM Diversified Mid Cap Portfolio — Class I	%	1.5	0.7	1.0	1.0	1.0
ING Goldman Sachs Commodity Strategy Portfolio — Class I	%	2.0	1.0	1.5	1.2	1.5
ING Growth and Income Portfolio — Class I	%	1.1	—	0.5	—	—
ING Intermediate Bond Portfolio — Class I	%	—	14.0	3.0	9.0	7.5
ING International Index Portfolio — Class I	%	11.4	1.5	6.0	3.4	4.6
ING Janus Contrarian Portfolio — Class I	%	2.1	0.6	1.3	0.6	1.5
ING JPMorgan Emerging Markets Equity Portfolio — Class I	%	3.5	—	2.2	—	1.5
ING JPMorgan Small Cap Core Equity Portfolio — Class I	%	2.0	—	0.9	—	—
ING Legg Mason Partners Aggressive Growth Portfolio — Class I	%	2.6	—	1.7	1.0	1.4
ING Limited Maturity Bond Portfolio — Class I	%	—	9.5	—	7.0	0.5
ING Liquid Assets Portfolio — Class I	%	—	1.5	—	0.5	—
ING Marsico Growth Portfolio — Class I	%	0.6	1.0	0.8	1.0	0.9
ING Marsico International Opportunities Portfolio — Class I	%	1.5	1.0	1.0	1.0	1.0
ING MidCap Opportunities Portfolio — Class I	%	1.0	0.7	1.0	1.0	1.0
ING Multi-Manager International Small Cap Portfolio — Class I	%	1.2	0.7	0.8	0.5	0.7
ING Oppenheimer Strategic Income Portfolio — Class I	%	—	5.0	1.0	1.0	1.0
ING PIMCO High Yield Portfolio — Class I	%	—	1.5	1.0	1.5	1.3
ING PIMCO Total Return Bond Portfolio — Class I	%	—	23.0	5.5	15.0	12.0
ING Pioneer High Yield Portfolio — Class I	%	—	1.6	0.6	1.2	1.2
ING Pioneer Mid Cap Value Portfolio — Class I	%	3.5	0.8	2.5	1.5	2.0
ING Russell™ Large Cap Growth Index Portfolio — Class I	%	—	0.8	—	0.5	—
ING Russell™ Large Cap Index Portfolio — Class I	%	18.0	8.0	15.0	12.5	15.5
ING Russell™ Large Cap Value Index Portfolio — Class I	%	0.9	0.5	1.0	0.7	1.0
ING Russell™ Mid Cap Growth Index Portfolio — Class I	%	1.2	—	1.0	0.5	0.7
ING Russell™ Mid Cap Index Portfolio — Class I	%	5.3	0.8	3.5	2.3	2.3
ING Russell™ Small Cap Index Portfolio — Class I	%	1.9	—	2.0	1.0	1.0
ING Small Company Portfolio — Class I	%	2.9	—	2.5	0.5	0.7
ING Stock Index Portfolio — Class I	%	3.1	3.9	3.0	3.0	3.3
ING T. Rowe Price Growth Equity Portfolio — Class I	%	2.6	1.0	1.7	1.0	1.9
ING Templeton Foreign Equity Portfolio — Class I	%	4.0	1.0	3.0	3.0	3.0
ING Thornburg Value Portfolio — Class I	%	1.3	0.8	1.3	1.5	1.4
ING U.S. Bond Index Portfolio — Class I	%	—	4.4	10.2	7.9	8.6
ING Van Kampen Comstock Portfolio — Class I	%	3.1	2.0	2.3	3.0	2.4
ING Wells Fargo Small Cap Disciplined Portfolio — Class I	%	1.4	—	1.2	0.2	0.5
Other assets and liabilities — Net	%	(0.0)*	(0.1)	(0.0)*	(0.0)*	(0.0)*

	%	100.0	100.0	100.0	100.0	100.0

(*)	Amount is more than (0.05)%
Portfolio holdings are subject to change daily.

24

ING LifeStyle Aggressive Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
8,878,282	ING Artio Foreign Portfolio — Class I		$83,011,934
3,120,279	ING Clarion Global Real Estate Portfolio — Class I		22,746,834
1,472,052	ING Clarion Real Estate Portfolio — Class I		18,842,264
2,314,203	ING Columbia Small Cap Value Portfolio — Class I		15,759,721
3,656,203	ING Disciplined International SmallCap Fund — Class I		22,449,084
1,118,138	ING Disciplined Small Cap Value Portfolio — Class I		6,194,487
1,260,447	ING FMRSM Diversified Mid Cap Portfolio — Class I		12,402,798
2,727,525	ING Goldman Sachs Commodity Strategy Portfolio — Class I		16,501,524
575,927	ING Growth and Income Portfolio — Class I		9,353,059
13,929,972	ING International Index Portfolio — Class I		94,445,211
2,074,912	ING Janus Contrarian Portfolio — Class I		17,802,746
1,822,502	ING JPMorgan Emerging Markets Equity Portfolio — Class I		28,923,101
1,849,673	ING JPMorgan Small Cap Core Equity Portfolio — Class I		16,462,092
666,915	ING Legg Mason Partners Aggressive Growth Portfolio — Class I		21,241,229
413,878	ING Marsico Growth Portfolio — Class I		4,974,815
1,391,129	ING Marsico International Opportunities Portfolio — Class I		12,394,957
1,173,336	ING MidCap Opportunities Portfolio — Class I		8,330,683
1,704,703	ING Multi-Manager International Small Cap Portfolio — Class I		10,364,593
3,713,817	ING Pioneer Mid Cap Value Portfolio — Class I		29,264,878
20,345,258	ING Russell™ Large Cap Index Portfolio — Class I		149,741,099
718,101	ING Russell™ Large Cap Value Index Portfolio — Class I		7,554,426
944,881	ING Russell™ Mid Cap Growth Index Portfolio — Class I		9,921,247
5,984,194	ING Russell™ Mid Cap Index Portfolio — Class I		43,624,772
1,969,067	ING Russell™ Small Cap Index Portfolio — Class I		15,614,703
2,017,137	ING Small Company Portfolio — Class I		24,124,955
3,253,123	ING Stock Index Portfolio — Class I		25,797,269
567,752	ING T. Rowe Price Growth Equity Portfolio — Class I		21,353,166
3,947,307	ING Templeton Foreign Equity Portfolio — Class I		33,394,219
458,017	ING Thornburg Value Portfolio — Class I		11,006,157
3,461,500	ING Van Kampen Comstock Portfolio — Class I		25,442,027
1,730,539	ING Wells Fargo Small Cap Disciplined Portfolio — Class I		11,611,919

	Total Investments in Affiliated Investment Companies (Cost $1,073,323,016)*	100.0%	$830,651,969
	Other Assets and Liabilities — Net	(0.0)	(348,629)

	Net Assets	100.0%	$830,303,340

*	Cost for federal income tax purposes is $1,152,027,502.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,424,827
Gross Unrealized Depreciation	(322,800,360)

Net Unrealized Depreciation	$(321,375,533)

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Investment Companies	$830,651,969	$—	$—

Total	$830,651,969	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
See Accompanying Notes to Financial Statements

25

ING LifeStyle Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
1,205,368	ING Artio Foreign Portfolio — Class I		$11,270,188
1,737,221	ING BlackRock Inflation Protected Bond Portfolio — Class I		17,059,507
144,736	ING Disciplined International SmallCap Fund — Class I		888,682
856,667	ING Emerging Markets Fixed Income Fund — Class I		7,101,768
213,907	ING FMRSM Diversified Mid Cap Portfolio — Class I		2,104,846
462,881	ING Goldman Sachs Commodity Strategy Portfolio — Class I		2,800,430
3,501,331	ING Intermediate Bond Portfolio — Class I		39,424,992
635,158	ING International Index Portfolio — Class I		4,306,374
196,536	ING Janus Contrarian Portfolio — Class I		1,686,283
2,504,441	ING Limited Maturity Bond Portfolio — Class I		26,872,652
4,236,548	ING Liquid Assets Portfolio — Class I		4,236,548
234,127	ING Marsico Growth Portfolio — Class I		2,814,209
314,780	ING Marsico International Opportunities Portfolio — Class I		2,804,687
298,686	ING MidCap Opportunities Portfolio — Class I		2,120,667
308,742	ING Multi-Manager International Small Cap Portfolio — Class I		1,877,149
1,476,765	ING Oppenheimer Strategic Income Portfolio — Class I		14,117,869
520,177	ING PIMCO High Yield Portfolio — Class I		4,270,655
5,305,735	ING PIMCO Total Return Bond Portfolio — Class I		64,836,081
564,223	ING Pioneer High Yield Portfolio — Class I		4,609,699
270,112	ING Pioneer Mid Cap Value Portfolio — Class I		2,128,485
222,731	ING Russell™ Large Cap Growth Index Portfolio — Class I		2,347,582
3,069,102	ING Russell™ Large Cap Index Portfolio — Class I		22,588,590
124,655	ING Russell™ Large Cap Value Index Portfolio — Class I		1,311,370
292,630	ING Russell™ Mid Cap Index Portfolio — Class I		2,133,273
1,373,458	ING Stock Index Portfolio — Class I		10,891,524
74,836	ING T. Rowe Price Growth Equity Portfolio — Class I		2,814,593
334,944	ING Templeton Foreign Equity Portfolio — Class I		2,833,622
90,539	ING Thornburg Value Portfolio — Class I		2,175,648
1,222,545	ING U.S. Bond Index Portfolio — Class I		12,445,758
770,416	ING Van Kampen Comstock Portfolio — Class I		5,662,556

	Total Investments in Affiliated Investment Companies (Cost $263,110,276)*	100.0%	$282,536,287
	Other Assets and Liabilities — Net	(0.0)	(93,871)

	Net Assets	100.0%	$282,442,416

*	Cost for federal income tax purposes is $267,309,360.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$15,277,429
Gross Unrealized Depreciation	(50,502)

Net Unrealized Appreciation	$15,226,927

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Investment Companies	$282,536,287	$—	$—

Total	$282,536,287	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
See Accompanying Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS
ING LifeStyle Growth Portfolio	as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
31,584,909	ING Artio Foreign Portfolio — Class I		$295,318,903
1,682,876	ING BlackRock Inflation Protected Bond Portfolio — Class I		16,525,844
5,606,304	ING Clarion Global Real Estate Portfolio — Class I		40,869,957
7,112,433	ING Clarion Real Estate Portfolio — Class I		91,039,141
9,629,107	ING Columbia Small Cap Value Portfolio — Class I		65,574,218
10,781,408	ING Disciplined International SmallCap Fund — Class I		66,197,846
4,419,812	ING Disciplined Small Cap Value Portfolio — Class I		24,485,758
6,983,732	ING Emerging Markets Fixed Income Fund — Class I		57,895,137
3,321,556	ING FMRSM Diversified Mid Cap Portfolio — Class I		32,684,107
8,086,082	ING Goldman Sachs Commodity Strategy Portfolio — Class I		48,920,796
1,011,797	ING Growth and Income Portfolio — Class I		16,431,582
8,737,839	ING Intermediate Bond Portfolio — Class I		98,388,065
28,944,023	ING International Index Portfolio — Class I		196,240,473
4,959,213	ING Janus Contrarian Portfolio — Class I		42,550,052
4,631,030	ING JPMorgan Emerging Markets Equity Portfolio — Class I		73,494,440
3,134,832	ING JPMorgan Small Cap Core Equity Portfolio — Class I		27,900,005
1,791,592	ING Legg Mason Partners Aggressive Growth Portfolio — Class I		57,062,220
2,181,320	ING Marsico Growth Portfolio — Class I		26,219,467
3,665,931	ING Marsico International Opportunities Portfolio — Class I		32,663,444
4,637,997	ING MidCap Opportunities Portfolio — Class I		32,929,780
4,043,041	ING Multi-Manager International Small Cap Portfolio — Class I		24,581,689
3,439,686	ING Oppenheimer Strategic Income Portfolio — Class I		32,883,400
4,039,756	ING PIMCO High Yield Portfolio — Class I		33,166,394
14,776,038	ING PIMCO Total Return Bond Portfolio — Class I		180,563,180
2,440,893	ING Pioneer High Yield Portfolio — Class I		19,942,095
10,485,778	ING Pioneer Mid Cap Value Portfolio — Class I		82,627,931
67,017,799	ING Russell™ Large Cap Index Portfolio — Class I		493,251,001
3,081,530	ING Russell™ Large Cap Value Index Portfolio — Class I		32,417,691
3,083,305	ING Russell™ Mid Cap Growth Index Portfolio — Class I		32,374,699
15,918,991	ING Russell™ Mid Cap Index Portfolio — Class I		116,049,441
8,201,846	ING Russell™ Small Cap Index Portfolio — Class I		65,040,639
6,873,620	ING Small Company Portfolio — Class I		82,208,500
12,459,051	ING Stock Index Portfolio — Class I		98,800,274
1,525,204	ING T. Rowe Price Growth Equity Portfolio — Class I		57,362,926
11,702,278	ING Templeton Foreign Equity Portfolio — Class I		99,001,269
1,782,700	ING Thornburg Value Portfolio — Class I		42,838,292
32,480,690	ING U.S. Bond Index Portfolio — Class I		333,576,687
10,093,813	ING Van Kampen Comstock Portfolio — Class I		74,189,526
6,107,615	ING Wells Fargo Small Cap Disciplined Portfolio — Class I		40,982,098

	Total Investments in Affiliated Investment Companies (Cost $3,919,973,289)*	100.0%	$3,285,248,967
	Other Assets and Liabilities — Net	(0.0)	(1,504,454)

	Net Assets	100.0%	$3,283,744,513

*	Cost for federal income tax purposes is $4,172,864,297.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$33,877,633
Gross Unrealized Depreciation	(921,492,963)

Net Unrealized Depreciation	$(887,615,330)

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Investment Companies	$3,285,248,967	$—	$—

Total	$3,285,248,967	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio	as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
10,805,859	ING Artio Foreign Portfolio — Class I		$101,034,779
6,057,538	ING BlackRock Inflation Protected Bond Portfolio — Class I		59,485,022
1,327,706	ING Clarion Real Estate Portfolio — Class I		16,994,643
2,470,739	ING Columbia Small Cap Value Portfolio — Class I		16,825,735
3,679,911	ING Disciplined International SmallCap Fund — Class I		22,594,654
756,055	ING Disciplined Small Cap Value Portfolio — Class I		4,188,545
4,095,910	ING Emerging Markets Fixed Income Fund — Class I		33,955,094
1,704,561	ING FMRSM Diversified Mid Cap Portfolio — Class I		16,772,876
3,458,022	ING Goldman Sachs Commodity Strategy Portfolio — Class I		20,921,036
13,452,289	ING Intermediate Bond Portfolio — Class I		151,472,775
8,542,005	ING International Index Portfolio — Class I		57,914,794
1,174,604	ING Janus Contrarian Portfolio — Class I		10,078,105
525,378	ING Legg Mason Partners Aggressive Growth Portfolio — Class I		16,733,297
11,033,949	ING Limited Maturity Bond Portfolio — Class I		118,394,277
8,440,082	ING Liquid Assets Portfolio — Class I		8,440,082
1,399,266	ING Marsico Growth Portfolio — Class I		16,819,179
1,881,288	ING Marsico International Opportunities Portfolio — Class I		16,762,272
2,380,134	ING MidCap Opportunities Portfolio — Class I		16,898,951
1,383,209	ING Multi-Manager International Small Cap Portfolio — Class I		8,409,910
1,765,183	ING Oppenheimer Strategic Income Portfolio — Class I		16,875,149
3,109,666	ING PIMCO High Yield Portfolio — Class I		25,530,359
20,680,330	ING PIMCO Total Return Bond Portfolio — Class I		252,713,633
2,504,799	ING Pioneer High Yield Portfolio — Class I		20,464,208
3,228,664	ING Pioneer Mid Cap Value Portfolio — Class I		25,441,870
799,013	ING Russell™ Large Cap Growth Index Portfolio — Class I		8,421,594
28,660,240	ING Russell™ Large Cap Index Portfolio — Class I		210,939,365
1,053,886	ING Russell™ Large Cap Value Index Portfolio — Class I		11,086,878
808,175	ING Russell™ Mid Cap Growth Index Portfolio — Class I		8,485,840
5,259,288	ING Russell™ Mid Cap Index Portfolio — Class I		38,340,210
2,114,225	ING Russell™ Small Cap Index Portfolio — Class I		16,765,801
705,483	ING Small Company Portfolio — Class I		8,437,575
6,507,544	ING Stock Index Portfolio — Class I		51,604,825
447,261	ING T. Rowe Price Growth Equity Portfolio — Class I		16,821,478
6,005,391	ING Templeton Foreign Equity Portfolio — Class I		50,805,610
1,038,652	ING Thornburg Value Portfolio — Class I		24,958,799
12,930,470	ING U.S. Bond Index Portfolio — Class I		132,795,932
6,906,610	ING Van Kampen Comstock Portfolio — Class I		50,763,580
626,863	ING Wells Fargo Small Cap Disciplined Portfolio — Class I		4,206,250

	Total Investments in Affiliated Investment Companies (Cost $1,837,480,856)*	100.0%	$1,690,154,982
	Other Assets and Liabilities — Net	(0.0)	(732,637)

	Net Assets	100.0%	$1,689,422,345

*	Cost for federal income tax purposes is $1,927,073,297.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$33,937,400
Gross Unrealized Depreciation	(270,855,715)

Net Unrealized Depreciation	$(236,918,315)

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Investment Companies	$1,690,154,982	$—	$—

Total	$1,690,154,982	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
See Accompanying Notes to Financial Statements

28

ING LifeStyle Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2009 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
25,376,786	ING Artio Foreign Portfolio — Class I		$237,272,951
1,431,636	ING BlackRock Inflation Protected Bond Portfolio — Class I		14,058,669
2,862,296	ING Clarion Global Real Estate Portfolio — Class I		20,866,140
4,951,720	ING Clarion Real Estate Portfolio — Class I		63,382,015
7,167,614	ING Columbia Small Cap Value Portfolio — Class I		48,811,454
7,650,361	ING Disciplined International SmallCap Fund — Class I		46,973,215
1,253,323	ING Disciplined Small Cap Value Portfolio — Class I		6,943,411
5,092,386	ING Emerging Markets Fixed Income Fund — Class I		42,215,882
2,825,674	ING FMRSM Diversified Mid Cap Portfolio — Class I		27,804,634
6,878,895	ING Goldman Sachs Commodity Strategy Portfolio — Class I		41,617,318
18,583,376	ING Intermediate Bond Portfolio — Class I		209,248,810
18,814,815	ING International Index Portfolio — Class I		127,564,444
4,949,027	ING Janus Contrarian Portfolio — Class I		42,462,656
2,627,280	ING JPMorgan Emerging Markets Equity Portfolio — Class I		41,694,938
1,219,298	ING Legg Mason Partners Aggressive Growth Portfolio — Class I		38,834,634
1,303,550	ING Limited Maturity Bond Portfolio — Class I		13,987,087
2,087,625	ING Marsico Growth Portfolio — Class I		25,093,252
3,118,637	ING Marsico International Opportunities Portfolio — Class I		27,787,057
3,945,582	ING MidCap Opportunities Portfolio — Class I		28,013,631
3,439,448	ING Multi-Manager International Small Cap Portfolio — Class I		20,911,842
2,926,169	ING Oppenheimer Strategic Income Portfolio — Class I		27,974,175
4,295,838	ING PIMCO High Yield Portfolio — Class I		35,268,833
27,425,662	ING PIMCO Total Return Bond Portfolio — Class I		335,141,586
4,151,561	ING Pioneer High Yield Portfolio — Class I		33,918,255
7,136,269	ING Pioneer Mid Cap Value Portfolio — Class I		56,233,801
58,913,004	ING Russell™ Large Cap Index Portfolio — Class I		433,599,711
2,623,796	ING Russell™ Large Cap Value Index Portfolio — Class I		27,602,336
1,772,082	ING Russell™ Mid Cap Growth Index Portfolio — Class I		18,606,857
9,001,698	ING Russell™ Mid Cap Index Portfolio — Class I		65,622,382
3,491,737	ING Russell™ Small Cap Index Portfolio — Class I		27,689,476
1,754,233	ING Small Company Portfolio — Class I		20,980,631
11,634,920	ING Stock Index Portfolio — Class I		92,264,913
1,390,182	ING T. Rowe Price Growth Equity Portfolio — Class I		52,284,756
9,955,222	ING Templeton Foreign Equity Portfolio — Class I		84,221,181
1,618,973	ING Thornburg Value Portfolio — Class I		38,903,923
23,294,260	ING U.S. Bond Index Portfolio — Class I		239,232,053
9,063,938	ING Van Kampen Comstock Portfolio — Class I		66,619,944
2,078,319	ING Wells Fargo Small Cap Disciplined Portfolio — Class I		13,945,521

	Total Investments in Affiliated Investment Companies (Cost $3,207,223,803)*	100.0%	$2,795,654,374
	Other Assets and Liabilities — Net	(0.0)	(1,283,477)

	Net Assets	100.0%	$2,794,370,897

*	Cost for federal income tax purposes is $3,379,448,801.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$48,643,424
Gross Unrealized Depreciation	(632,437,851)

Net Unrealized Depreciation	$(583,794,427)

Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Affiliated Investment Companies	$2,795,654,374	$—	$—

Total	$2,795,654,374	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
See Accompanying Notes to Financial Statements

29

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
Distributor
ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
Custodian
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-ULS	(0609-082809)

Semi-Annual Report

June 30, 2009

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

■  ING BlackRock Inflation Protected Bond Portfolio
■  ING Disciplined Small Cap Value Portfolio
■  ING Goldman Sachs Commodity Strategy Portfolio

        E-Delivery Sign-up — details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

   MUTUAL FUNDS

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.

Just go to www.ingfunds.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

Market Perspective:  Six Months Ended June 30, 2009

Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0% – 0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.

In housing, the Standard & Poor’s (“S&P”) /Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.

2

Market Perspective:  Six Months Ended June 30, 2009

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.
(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4) The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parenthesis denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
				Expenses				Expenses
	Beginning	Ending		Paid	Beginning	Ending		Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	January 1,	June 30,	Expense	June 30,	January 1,	June 30,	Expense	June 30,
	2009	2009	Ratio	2009*	2009	2009	Ratio	2009*

ING BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,044.10	1.26%	$6.39	$1,000.00	$1,018.55	1.26%	$6.31
Class I	1,000.00	1,048.90	0.66	3.35	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,044.00	0.91	4.61	1,000.00	1,020.28	0.91	4.56
ING Disciplined Small Cap Value Portfolio
Class I	$1,000.00	$918.70	0.75%	$3.57	$1,000.00	$1,021.08	0.75%	$3.76
ING Goldman Sachs Commodity Strategy Portfolio
Class ADV	$1,000.00	$1,077.10	1.50%	$7.73	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,080.40	0.90	4.64	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,078.70	1.15	5.93	1,000.00	1,019.09	1.15	5.76
Class S2	1,000.00	1,078.90	1.30	6.70	1,000.00	1,018.35	1.30	6.51

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES As of June 30, 2009 (Unaudited)

	ING	ING	ING
	BlackRock Inflation	Disciplined	Goldman Sachs
	Protected Bond	Small Cap Value	Commodity Strategy
	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$199,683,141	$41,748,248	$125,658,616
Short-term investments**	—	589,018	—
Short-term investments in affiliates***	—	—	25,521,739
Cash	17,855,290	43,291	21,091
Cash collateral for futures	—	—	175,616
Receivables:
Investment securities sold	15,029,899	3,219,903	34,492,627
Fund shares sold	1,982,761	—	4,966
Dividends and interest	1,399,808	90,283	649,340
Variation margin	—	—	15,765
Unrealized appreciation on swap agreements	636,239	—	—
Prepaid expenses	1,264	—	179
Reimbursement due from manager	—	15,627	—

Total assets	236,588,402	45,706,370	186,539,939

LIABILITIES:
Payable for investment securities purchased	19,998,985	3,155,812	1,025,534
Payable for fund shares redeemed	86,466	—	69,711
Payable for futures variation margin	—	—	3,150
Payable upon receipt of securities loaned	—	669,639	—
Sales commitments, at value (Note 2)ˆ	13,323,105	—	—
Unrealized depreciation on forward foreign currency contracts	254,243	—	—
Unrealized depreciation on swap agreements	235,678	—	—
Payable to affiliates	92,831	28,988	170,130
Payable to custodian due to foreign currency overdraft****	100,559	—	—
Payable for trustee fees	4,611	1,932	8,589
Other accrued expenses and liabilities	84,417	37,186	78,949
Written optionsˆˆ	724,559	—	—

Total liabilities	34,905,454	3,893,557	1,356,063

NET ASSETS	$201,682,948	$41,812,813	$185,183,876

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$201,541,600	$115,967,356	$319,348,908
Distributions in excess of net investment income (Undistributed net investment income)	(543,376)	3,029,955	5,637,781
Accumulated net realized loss on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(2,222,167)	(77,704,379)	(157,740,488)
Net unrealized appreciation on investments, foreign currency related transactions, futures, swaps, written options and sales commitments	2,906,891	519,881	17,937,675

NET ASSETS	$201,682,948	$41,812,813	$185,183,876

+ Including securities loaned at value	$—	$640,971	$—
* Cost of investments in securities	$197,394,047	$41,147,746	$107,560,084
** Cost of short-term investments	$—	$669,639	$—
*** Cost of short-term investments in affiliates	$—	$—	$25,521,739
**** Cost of foreign currency overdraft	$102,177
ˆ Cost of sales commitments	$13,265,626	$—	$—
ˆˆ Premiums received for options written	$703,500	$—	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES As of June 30, 2009 (Unaudited) (Continued)

	ING	ING	ING
	BlackRock Inflation	Disciplined	Goldman Sachs
	Protected Bond	Small Cap Value	Commodity Strategy
	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$974	n/a	$1,809
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	100	n/a	301
Net asset value and redemption price per share	$9.74	n/a	$6.01
Class I:
Net assets	$147,052,419	$41,812,813	$185,178,439
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	14,980,299	7,547,329	30,624,798
Net asset value and redemption price per share	$9.82	$5.54	$6.05
Class S:
Net assets	$54,629,555	n/a	$1,816
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	5,557,115	n/a	301
Net asset value and redemption price per share	$9.83	n/a	$6.03
Class S2:
Net assets	n/a	n/a	$1,812
Shares authorized	n/a	n/a	unlimited
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	301
Net asset value and redemption price per share	n/a	n/a	$6.02

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2009 (Unaudited)

	ING	ING	ING
	BlackRock Inflation	Disciplined	Goldman Sachs
	Protected Bond	Small Cap Value	Commodity Strategy
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends(1)	$—	$838,967	$47,514
Interest	615,398	402	2,486,515
Securities lending income, net	—	19,280	—

Total investment income	615,398	858,649	2,534,029

EXPENSES:
Investment management fees	332,815	181,799	834,652
Distribution and service fees:
Class ADV	5	—	9
Class S	12,881	—	2
Class S2	—	—	6
Transfer agent fees	183	351	367
Administrative service fees	73,958	33,054	119,235
Shareholder reporting expense	5,412	5,792	3,962
Registration fees	—	—	1,441
Professional fees	33,202	20,880	38,417
Custody and accounting expense	7,758	13,394	16,493
Trustee fees	986	1,991	6,696
Offering expense	—	—	54,215
Miscellaneous expense	42,049	6,598	5,777

Total expenses	509,249	263,859	1,081,272
Net waived and reimbursed fees	(1)	(15,627)	(12,900)

Net expenses	509,248	248,232	1,068,372

Net investment income	106,150	610,417	1,465,657

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, SWAPS, WRITTEN OPTIONS, AND SALES COMMITMENTS:
Net realized gain (loss) on:
Investments	(1,492,747)	(24,560,213)	5,120,228
Foreign currency related transactions	(707,255)	—	—
Futures	674,083	—	1,334,505
Swaps	2,415,022	—	—
Written options	12,479	—	—
Sales commitments	(323,938)	—	—

Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	577,644	(24,560,213)	6,454,733

Net change in unrealized appreciation or depreciation on:
Investments	6,295,457	19,013,444	11,284,028
Foreign currency related transactions	509,660	—	—
Futures	812,355	—	1,229,681
Swaps	(1,051,832)	—	—
Written options	(21,059)	—	—
Sales commitments	199,205	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options and sales commitments	6,743,786	19,013,444	12,513,709

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	7,321,430	(5,546,769)	18,968,442

Increase (decrease) in net assets resulting from operations	$7,427,580	$(4,936,352)	$20,434,099

(1) Dividends from affiliates	$—	$—	$47,514

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING BlackRock Inflation		ING Disciplined
	Protected Bond Portfolio		Small Cap Value Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2009	2008	2009	2008

FROM OPERATIONS:
Net investment income	$106,150	$7,772,746	$610,417	$2,612,904
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	577,644	1,966,967	(24,560,213)	(41,908,809)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	6,743,786	(10,710,885)	19,013,444	(663,563)

Increase (decrease) in net assets resulting from operations	7,427,580	(971,172)	(4,936,352)	(39,959,468)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(36)	—	—
Class I	(113,847)	(7,578,586)	—	(3,072,185)
Class S	—	(36)	—	—
Net realized gains:
Class ADV	—	(41)	—	—
Class I	—	(6,207,427)	—	—
Class S	—	(41)	—	—

Total distributions	(113,847)	(13,786,167)	—	(3,072,185)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	96,413,420	70,025,223	11,735,511	39,032,516
Reinvestment of distributions	113,847	13,786,009	—	3,072,185

	96,527,267	83,811,232	11,735,511	42,104,701
Cost of shares redeemed	(41,516,771)	(141,733,664)	(44,793,254)	(111,090,176)

Net increase (decrease) in net assets resulting from capital share transactions	55,010,496	(57,922,432)	(33,057,743)	(68,985,475)

Net increase (decrease) in net assets	62,324,229	(72,679,771)	(37,994,095)	(112,017,128)

NET ASSETS:
Beginning of period	139,358,719	212,038,490	79,806,908	191,824,036

End of period	$201,682,948	$139,358,719	$41,812,813	$79,806,908

Distributions in excess of net investment income/ Undistributed net investment income at end of period	$(543,376)	$(535,679)	$3,029,955	$2,419,538

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Goldman Sachs Commodity Strategy Portfolio
	Six Months	April 28, 2008(1)
	Ended	to December 31,
	June 30, 2009	2008

FROM OPERATIONS:
Net investment income	$1,465,657	$4,023,996
Net realized gain (loss) on investments and futures	6,454,733	(164,126,033)
Net change in unrealized appreciation or depreciation on investments and futures	12,513,709	5,423,966

Increase (decrease) in net assets resulting from operations	20,434,099	(154,678,071)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	83,912,276	463,209,762
Cost of shares redeemed	(163,055,888)	(64,638,302)

Net increase (decrease) in net assets resulting from capital share transactions	(79,143,612)	398,571,460

Net increase (decrease) in net assets	(58,709,513)	243,893,389

NET ASSETS:
Beginning of period	243,893,389	—

End of period	$185,183,876	$243,893,389

Undistributed net investment income at end of period	$5,637,781	$4,172,124

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income
		(loss)
		from
		investment																	Supplemental
		operations				Less distributions						Ratios to average net assets							data
	Net			Net						Net			Expenses net of
	asset			realized	Total					asset		Expenses	fee waivers		Expenses net of				Net assets,
	value,	Net		and	from	From net				value,		before	and/or		all		Net investment		end	Portfolio
	beginning	investment		unrealized	investment	investment	From net	From return of	Total	end of	Total	reductions/	recoupments,		reductions/		income		of year or	turnover
	of year or period	income (loss)		gain (loss)	operations	income	realized gains	capital	distributions	year or period	Return(1)	additions(2)(3)	if any(2)(3)		additions(2)(3)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-09	9.33	(0.03)		0.44	0.41	0.00 *	—	—	—	9.74	4.41	1.41	1.26		1.26		(0.65)		1	177
12-31-08	10.27	0.34		(0.52)	(0.18)	0.36	0.40	—	0.76	9.33	(2.16)	1.33	1.18		1.18		3.44		1	281
04-30-07(4)–12-31-07	10.00	0	.29•	0.32	0.61	0.34	—	—	0.34	10.27	6.27	1.37	1.22		1.22		4.29		1	217
Class I
06-30-09	9.37	(0	.00)*	0.46	0.46	0.01	—	—	0.01	9.82	4.89	0.66	0.66		0.66		(0.08)		147,052	177
12-31-08	10.30	0	.45•	(0.58)	(0.13)	0.40	0.40	—	0.80	9.37	(1.60)	0.58	0.58		0.58		4.41		139,357	281
04-30-07(4)–12-31-07	10.00	0	.32•	0.34	0.66	0.36	—	—	0.36	10.30	6.82	0.62	0.62		0.62		4.74		212,036	217
Class S
06-30-09	9.42	0	.15•	0.26	0.41	0.00 *	—	—	—	9.83	4.40	0.91	0.91		0.91		3.20		54,630	177
12-31-08	10.33	0.36		(0.52)	(0.16)	0.35	0.40	—	0.75	9.42	(1.86)	0.83	0.83		0.83		3.56		1	281
04-30-07(4)–12-31-07	10.00	0.31		0.34	0.65	0.32	—	—	0.32	10.33	6.66	0.87	0.87		0.87		4.63		1	217

ING Disciplined Small Cap Value Portfolio
Class I
06-30-09	6.03	0	.05•	(0.54)	(0.49)	—	—	—	—	5.54	(8.13)	0.80	0.75		0.75		1.85		41,813	48
12-31-08	9.35	0	.18•	(3.26)	(3.08)	0.24	—	—	0.24	6.03	(33.38)	0.73	0.73		0.73		2.30		79,807	139
12-31-07	10.97	0	.22•	(1.75)	(1.53)	0.04	0.05	—	0.09	9.35	(14.09)	0.68	0.68		0.68		2.06		191,824	173
04-28-06(4)–12-31-06	10.00	0.11		0.86	0.97	—	—	—	—	10.97	9.70	0.75	0.75		0.75		1.86		61,423	163

ING Goldman Sachs Commodity Strategy Portfolio
Class ADV
06-30-09	5.58	0.02		0.41	0.43	—	—	—	—	6.01	7.71	1.66	1	.50††	1	.50††	0	.66††	2	154
04-28-08(4)–12-31-08	10.00	0	.08•	(4.50)	(4.42)	—	—	—	—	5.58	(44.20)	1.64	1	.49†	1	.49†	1	.43†	2	243
Class I
06-30-09	5.60	0	.03•	0.42	0.45	—	—	—	—	6.05	8.04	0.91	0	.90††	0	.90††	1	.23††	185,178	154
04-28-08(4)–12-31-08	10.00	0	.11•	(4.51)	(4.40)	—	—	—	—	5.60	(44.00)	0.89	0	.89†	0	.89†	2	.05†	243,888	243
Class S
06-30-09	5.59	0.03		0.41	0.44	—	—	—	—	6.03	7.87	1.16	1	.15††	1	.15††	1	.01††	2	154
04-28-08(4)–12-31-08	10.00	0	.11•	(4.52)	(4.41)	—	—	—	—	5.59	(44.10)	1.14	1	.14†	1	.14†	1	.83†	2	243
Class S2
06-30-09	5.58	0.02		0.42	0.44	—	—	—	—	6.02	7.89	1.41	1	.30††	1	.30††	0	.87††	2	154
04-28-08(4)–12-31-08	10.00	0	.09•	(4.51)	(4.42)	—	—	—	—	5.58	(44.20)	1.39	1	.29†	1	.29†	1	.63†	2	243

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

††	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has more than 0.005% impact on the expense ratio and net investment income or loss ratio.

*	Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of fifty-nine active seperate investment series. There are three series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), ING Disciplined Small Cap Value Portfolio (“Disciplined Small Cap Value”), and ING Goldman Sachs Commodity Strategy Portfolio (“Goldman Sachs Commodity Strategy“).

Disciplined Small Cap Value Portfolio is diversified and BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy are non-diversified Portfolios. All of the Portfolios (except for BlackRock Inflation Protected Bond are authorized to offer four classes of shares (Adviser (“ADV”), Institutional (“I”), Service (“S”), and Service 2 (“S2”)) (BlackRock Inflation Protected Bond is authorized to offer three classes of shares — ADV, I and S); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of a Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder service fees, if applicable. The information presented in these financial statements pertains to the Portfolios listed in this note.

The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment options for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver Insurance Company, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver Insurance Company and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING and other non-affiliated life insurance companies.

The following is a brief description of each Portfolio’s investment objective:

•	BlackRock Inflation Protected Bond seeks to maximize real return, consistent with preservation of real capital and prudent investment management;

•	Disciplined Small Cap Value seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stock of small companies whose stock prices are believed to be undervalued; and

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 1 — ORGANIZATION (continued)

•	Goldman Sachs Commodity Strategy seeks long-term total return consisting of capital appreciation and current income.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with SFAS 161 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Risk Exposures and the use of Derivative Instruments. The Portfolios’ investment objectives permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within the Portfolios’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements. These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by a Portfolio and the counterparty. The ISDA Master Agreements maintains provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on swaps, OTC derivatives and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. As of June 30, 2009, the Portfolios did not hold or post collateral for their derivative transactions.

E.	Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the six months ended June 30, 2009, BlackRock Inflation Protected Bond has entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

For the six months ended June 30, 2009, the total amount of all open forward foreign currency contracts as presented following the Portfolio of Investments is indicative of the volume of this derivative type.

F.	Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolios each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

At June 30, 2009, BlackRock Inflation Protected Bond has posted U.S. Treasury Bills with a par value of $1,200,000 with the broker as collateral for open futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2009, BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy have purchased futures contracts on various bonds and notes to increase exposure to interest rate risk. In addition, the Portfolios have sold futures contracts on various bonds and notes to decrease exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

For the six months ended June 30, 2009, the total amount of all open futures contracts as presented

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

following each Portfolio of Investments is indicative of the volume of this derivative type.

G.	Distributions to Shareholders. For all Portfolios, with the exception of BlackRock Inflation Protected Bond, which distributes net investment income monthly, net investment income dividends and net capital gains distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

H.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of each Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

I.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.	Securities Lending. The Portfolios have the option to temporarily loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.	Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2009, BlackRock Inflation Protected Bond entered into written options to enhance potential gain, manage duration of the portfolio, hedge against

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

For the six months ended June 30, 2009, the total amount of open written options as presented following the Portfolio of Investments is indicative of the volume of this derivative type.

L.	Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statements of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2009, BlackRock Inflation Protected Bond used interest rate swaps in order to hedge against anticipated interest rate changes and to manage the duration of the portfolio.

Total Return Swap Contracts. A total return swap involves the agreement between counterparties to exchange periodic payments based on an asset (such as a basket of securities) or non-asset (such as an index) reference. The periodic payments or cash flows, are usually based on the non-asset reference versus the total return or the asset-based reference. The asset-based reference generally includes unrealized appreciation or depreciation and to the extent that the total return falls short of or exceeds the non-asset reference, a Portfolio will make or receive a payment to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument, or instruments. Total return swaps are less standard in structure than other

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

For the six months ended June 30, 2009, BlackRock Inflation Protected Bond has entered into total return swaps to increase exposure to the interest rate risk of various indexes. These interest rate risk related total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of interest rate spreads of the related indexes.

For the six months ended June 30, 2009, the total notional amount of all open swap positions as presented following the Portfolio of Investments is indicative of the volume of this derivative type.

Structured Products. Certain Portfolios invest in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ’structured’ by the purchaser and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the changes in the market value of these structured products as an unrealized gain or loss in the accompanying Portfolio’s Statements of Operations. A Portfolio records a realized gain or loss when a structured product is sold or matures.

Risks associated with structured products include credit risk (if the counterparty fails to meet its obligation) and risk associated with the underlying asset or reference. Since a Portfolio enters into the transaction with the borrower at par value, a Portfolio could receive more or less than it originally invested when a note matures. The prices of the notes may also be very volatile and may have limited liquidity in the market which can make it difficult for a Portfolio to value or sell at an advantageous price.

M.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolios were expensed as incurred. Costs incurred with the offering of shares of the Portfolios are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.

N.	Sales Commitments. Sale commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

O.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2009, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales

BlackRock Inflation Protected Bond	$36,106,675	$15,252,223
Disciplined Small Cap Value	31,926,785	63,981,817
Goldman Sachs Commodity Strategy	36,903,072	92,598,315

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

U.S. government securities not included above were as follows:

	Purchases	Sales

BlackRock Inflation Protected Bond	$271,609,108	$223,902,611
Goldman Sachs Commodity Strategy	231,491,211	253,095,938

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy, have entered into an investment management agreement (“Investment Management Agreement”) with Directed Services LLC (“DSL”). Disciplined Small Cap Value has entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (“ING Investments”).

Each Investment Management Agreement compensates DSL or ING Investments with a fee, computed daily and payable monthly, each based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

BlackRock Inflation Protected Bond	0.45% of the first $200 million; 0.40% of the next $800 million; 0.30% of the amount in excess of $1 billion

Disciplined Small Cap Value	0.55% of the first $500 million; 0.50% of the next $500 million; 0.45% of the amount in excess of $1 billion

Goldman Sachs Commodity Strategy	0.70% of the first $1 billion; 0.65% of the amount in excess of $1 billion

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. These fees are not subject to recoupment. For the period ended June 30, 2009, the Investment Adviser for Goldman Sachs Commodity Strategy waived $12,894 of such management fees. These fees are not subject to recoupment.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations, and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust and ING Investments or DSL (each an “Investment Adviser” and collectively, the “Investment Advisers”) have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Advisers based on the average daily net assets of the respective Portfolios. The sub-advisers of each of the Portfolios are as follows (*denotes a related party sub-adviser):

Portfolio	Sub-Adviser

BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.

Disciplined Small Cap Value	ING Investment Management Co.*

Goldman Sachs Commodity Strategy	Goldman Sachs Asset Management, L.P.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the portfolio manager or sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of the respective Portfolios of the Trust. The Agreement compensates ING Funds Distributor, LLC (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEE (continued)

net assets attributable to Class S and Class S2, respectively. Each Portfolio, except ING BlackRock Inflation Protected Bond Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IFD on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010.

Each Class ADV shares of the respective Portfolios has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IFD a service fee of 0.25% and a distribution fee of 0.50% of each Portfolios average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. The expense waiver will continue through at least May 1, 2010.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into written expense limitation agreements with each of the Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2

BlackRock Inflation Protected Bond	1.23%	0.63%	0.88%	n/a
Disciplined Small Cap Value	n/a	0.75%	n/a	n/a
Goldman Sachs Commodity Strategy	1.55%	0.95%	1.20%	1.35%

Each Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

The expense limitation agreements are contractual and shall renew automatically unless each Investment Advisor provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2009, the amount of waived and reimbursed fees that are subject to possible recoupment and the related expiration dates are as follows:

	June 30,
	2010	2011	2012	Total

Disciplined Small Cap Value	$—	$—	$15,627	$15,627

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2009, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Lifestyle Aggressive Growth Portfolio—	Disciplined Small Cap Value (14.80%);
Goldman Sachs Company Strategy (8.90%).

ING Lifestyle Conservative Portfolio—	BlackRock Inflation Protected Bond (8.50%).

ING Lifestyle Growth Portfolio—	BlackRock Inflation Protected Bond (8.20%);
Disciplined Small Cap Value (58.50%);
Goldman Sachs Company Strategy (26.30%).

ING Lifestyle Moderate Growth Portfolio—	BlackRock Inflation Protected Bond (7.00%);
Disciplined Small Cap Value (16.60%);
Goldman Sachs Company Strategy (22.40%).

ING Lifestyle Moderate Portfolio—	BlackRock Inflation Protected Bond (29.70%);
Disciplined Small Cap Value (10.00%);
Goldman Sachs Company Strategy (11.20%).

ING Solution 2015 Portfolio—	BlackRock Inflation Protected Bond (15.00%);
Goldman Sachs Company Strategy (6.40%).

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

ING Solution 2025 Portfolio—	Goldman Sachs Company Strategy (9.10%).

ING Solution 2035 Portfolio—	Goldman Sachs Company Strategy (7.30%).

ING Life Insurance & Annuity Company	BlackRock Inflation Protected Bond (25.40%).

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

			Accrued
	Accrued		Shareholder
	Investment	Accrued	Service and
Fund	Management Fees	Administrative Fees	Distribution Fees	Total

BlackRock Inflation Protected Bond	$68,886	$15,308	$8,637	$92,831
Disciplined Small Cap Value	24,528	4,460	—	28,988
Goldman Sachs Commodity Strategy	148,456	21,674	—	170,130

NOTE 8 — LINE OF CREDIT

Effective June 2, 2009, each Portfolio, in addition to certain other funds managed by the Investment Advisers, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with the Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the Portfolio. The Portfolio pays a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

During the period ended June 30, 2009, the Portfolios did not have any loans outstanding under the line of credit.

NOTE 9 —	WRITTEN OPTIONS

Transactions in written options for BlackRock Inflation Protected Bond for the period ended June 30, 2009 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/08	—	$—
Options Written	14,000,026	712,365
Options Terminated in Closing Purchase Transactions	(21)	(7,160)
Options Exercised	(5)	(1,705)

Balance at 06/30/09	14,000,000	$703,500

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

				Net increase
				(decrease) in
		Reinvestment	Shares	shares		Reinvestment	Shares	Net increase
	Shares sold	of distributions	redeemed	outstanding	Shares sold	of distributions	redeemed	(decrease)
Year or Period Ended	#	#	#	#	($)	($)	($)	($)

BlackRock Inflation Protected Bond
Class ADV
06-30-09	—	—	(1)	(1)	—	—	(10)	(10)
12-31-08	—	—	(1)	(1)	—	—	(10)	(10)
Class I
06-30-09	4,435,055	12,009	(4,341,503)	105,561	42,675,517	113,847	(41,515,411)	1,273,953
12-31-08	6,863,677	1,352,432	(13,920,484)	(5,704,375)	70,025,223	13,786,009	(141,733,644)	(57,922,412)
Class S
06-30-09	5,557,153	—	(139)	5,557,014	53,737,903	—	(1,350)	53,736,553
12-31-08	—	—	(1)	(1)	—	—	(10)	(10)

Disciplined Small Cap Value
Class I
06-30-09	2,500,903	—	(8,181,924)	(5,681,021)	11,735,511	—	(44,793,254)	(33,057,743)
12-31-08	5,172,539	415,160	(12,881,098)	(7,293,399)	39,032,516	3,072,185	(111,090,176)	(68,985,475)

Goldman Sachs Commodity Strategy
Class ADV
06-30-09	—	—	—	—	—	—	—	—
04-28-08(1)–12-31-08	301	—	—	301	3,010	—	—	3,010
Class I
06-30-09	14,219,424	—	(27,183,565)	(12,964,141)	83,912,276	—	(163,055,888)	(79,143,612)
04-28-08(1)–12-31-08	50,090,633	—	(6,501,694)	43,588,939	463,200,732	—	(64,638,302)	398,562,430
Class S
06-30-09	—	—	—	—	—	—	—	—
04-28-08(1)–12-31-08	301	—	—	301	3,010	—	—	3,010
Class S2
06-30-09	—	—	—	—	—	—	—	—
04-28-08(1)–12-31-08	301	—	—	301	3,010	—	—	3,010

(1)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the Bank of New York Mellon Corp. Institutional Cash Reserves Fund (“BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2009 and throughout the period covered by this report, the BICR Fund held certain defaulted securities that had market values significantly below amortized cost. The Portfolios agreed to the terms of capital support extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the certain defaulted securities held by the BICR Fund. BNYC will support the value of these securities up to a certain amount and subject, in part, to the Portfolios’ continued lending of securities. The recorded value of each Portfolio’s investment in the BICR Fund includes the value of the underlying securities held by the BICR Fund and the estimated value of the support to be provided by BNYC. The investment in the BICR Fund is included in the Portfolio of

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Investments under Securities Lending Collateral and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios. At June 30, 2009, the following Portfolios had securities on loan with the following market values:

	Value of	Cash
	Securities	Collateral
Portfolio	Loaned	Received*

Disciplined Small Cap Value	$640,971	$669,639

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio’s Portfolio of Investments.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified.  (BlackRock Inflation Protected Bond and Goldman Sachs Commodity Strategy.) Each Portfolio is classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolios’ share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Foreign Securities.  Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Risk.  Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

High-Yield, Lower-Grade Debt Securities Risk.  High-yield debt securities (commonly referred to as “junk bonds”) generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market’s perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

Derivatives.  Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a Portfolio’s adviser or sub-adviser might imperfectly judge the market’s direction.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

		Year Ended December 31, 2008
	Six Months Ended	Ordinary	Long-Term
	June 30, 2009	Income	Capital Gains

BlackRock Inflation Protected Bond	$113,847	$12,865,423	$920,744
Disciplined Small Cap Value	—	3,072,185	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2008 were:

			Post-October	Post-October
	Undistributed	Unrealized	Capital	Currency
	Ordinary	Appreciation/	Loss	Loss	Capital Loss	Expiration
	Income	(Depreciation)	Deferred	Deferred	Carryforwards	Dates

BlackRock Inflation Protected Bond	$—	$(3,274,926)	$(2,895,532)	$(1,001,927)	$—	—
Disciplined Small Cap Value	2,419,538	(23,591,400)	(9,203,782)	—	(3,236,192)	2015
					(35,606,354)	2016

					$(38,842,546)

Goldman Sachs Commodity Strategy	4,172,124	6,410,592	(43,329,695)	—	(121,852,152)	2016

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2009, the Portfolios declared dividends of:

	Per Share Amounts
	Net Investment	Payable	Record
	Income	Date	Date
Disciplined Small Cap Value
Class I	$0.3219	July 16, 2009	July 14, 2009
Class I	$0.0829	August 13, 2009	August 11, 2009
Goldman Sachs Commodity Strategy
Class ADV	$0.1036	July 16, 2009	July 14, 2009
Class I	$0.1368	July 16, 2009	July 14, 2009
Class S	$0.1233	July 16, 2009	July 14, 2009
Class S2	$0.1162	July 16, 2009	July 14, 2009

On May 14, 2009, the Board approved a proposal to Liquidate Disciplined Small Cap Value. It is expected that the liquidation will take place during the third quarter of 2009.

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 20, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

26

Investment Type Allocation
as of June 30, 2009
(as a percent of net assets)
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2009 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 2.1%

		Banks: 0.8%
$1,650,000	@@,#	Suncorp-Metway Ltd., 0.989%, due 12/17/10	$1,647,311

			1,647,311

		Diversified Financial Services: 0.5%
590,000		Bear Stearns Cos., Inc., 1.060%, due 03/10/14	527,366
800,000		SLM Corp., 1.383%, due 01/31/14	486,656

			1,014,022

		Multi-National: 0.2%
445,000	@@	International Bank for Reconstruction & Development, 0.500%, due 12/10/13	410,735

			410,735

		Telecommunications: 0.6%
1,105,000	#	Verizon Wireless Capital LLC, 3.316%, due 05/20/11	1,137,864

			1,137,864

		Total Corporate Bonds/Notes (Cost $4,441,413)	4,209,932

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.7%

		Federal Home Loan Mortgage Corporation##: 11.4%
9,383,643		4.500%, due 05/01/39	9,355,694
13,443,387		5.000%, due 12/14/18-06/01/38	13,672,907

			23,028,601

		Federal National Mortgage Association##: 9.3%
18,752,065		4.500%, due 01/01/39-06/15/39	18,754,028

			18,754,028

		Total U.S. Government Agency Obligations (Cost $41,090,026)	41,782,629

U.S. TREASURY OBLIGATIONS: 52.3%

		U.S. Treasury Notes: 0.8%
1,485,000		4.000%, due 08/15/18	1,540,805

			1,540,805

		U.S. Treasury STRIP: 0.5%
2,260,000	ˆˆ,Z	6.745%, due 11/15/27	990,813

			990,813

		Treasury Inflation Indexed Protected Securitiesip: 51.0%
5,528,608		0.625%, due 04/15/13	5,463,819
2,146,167		1.250%, due 04/15/14	2,157,567
2,941,888		1.375%, due 07/15/18	2,858,227
5,775,104		1.625%, due 01/15/15-01/15/18	5,740,668
5,023,188		1.750%, due 01/15/28	4,751,625
2,192,600		1.875%, due 07/15/15	2,219,323
6,832,662	S	1.875%, due 07/15/13	7,016,289
14,723,178		2.000%, due 04/15/12-01/15/26	14,939,955
1,564,290		2.125%, due 01/15/19	1,617,573
6,891,099		2.375%, due 04/15/11-01/15/17	7,169,504
12,681,516	S	2.375%, due 01/15/25-01/15/27	13,085,036
5,812,357		2.500%, due 07/15/16-01/15/29	6,132,029
4,012,593		2.625%, due 07/15/17	4,280,935
7,436,095		3.000%, due 07/15/12	7,886,908
2,210,484	S	3.375%, due 04/15/32	2,781,065
2,211,486	S	3.500%, due 01/15/11	2,310,313
4,719,908	S	3.625%, due 04/15/28	5,755,338
5,324,719		3.875%, due 04/15/29	6,769,049

			102,935,223

		Total U.S. Treasury Obligations (Cost $103,635,921)	105,466,841

ASSET-BACKED SECURITIES: 2.7%

		Automobile Asset-Backed Securities: 2.4%
3,400,000		Ford Credit Auto Owner Trust, 2.319%, due 08/15/11	3,423,355
1,002,389		Nissan Auto Receivables Owner Trust, 3.800%, due 10/15/10	1,010,201
240,724		USAA Auto Owner Trust, 5.010%, due 06/15/11	243,390
113,718		USAA Auto Owner Trust, 5.360%, due 02/15/11	114,061

			4,791,007

See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

	Home Equity Asset-Backed Securities: 0.1%
$231,451	Citigroup Mortgage Loan Trust, Inc., 0.424%, due 03/25/37		$160,127
272,806	HSI Asset Securitization Corp. Trust, 0.364%, due 10/25/36		160,941

			321,068

	Other Asset-Backed Securities: 0.2%
426,859	Countrywide Asset-Backed Certificates, 0.364%, due 07/25/37		394,314

			394,314

	Total Asset-Backed Securities (Cost $5,663,464)		5,506,389

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.2%
1,563,233	Credit Suisse First Boston Mortgage Securities Corp., 6.505%, due 02/15/34		1,613,050
905,000	GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41		856,125
551,067	GMAC Commercial Mortgage Securities, Inc., 6.957%, due 09/15/35		569,418
700,000	GMAC Commercial Mortgage Securities, Inc., 7.594%, due 08/16/33		702,122
975,525	JPMorgan Chase Commercial Mortgage Securities Corp., 6.044%, due 11/15/35		989,181
1,500,000	JPMorgan Chase Commercial Mortgage Securities Corp., 6.429%, due 04/15/35		1,528,384
77,578	LB-UBS Commercial Mortgage Trust, 5.642%, due 12/15/25		79,464

	Total Collateralized Mortgage Obligations (Cost $6,388,076)		6,337,744

OTHER BONDS: 18.0%

	Foreign Government Bonds: 18.0%
EUR 5,770,495	Bundesobligation I/L, 2.250%, due 04/15/13		8,499,950
EUR 6,630,520	Buoni Poliennali, 2.350%, due 09/15/19		9,201,227
EUR 363,011	Deutschland Inflation Linked Bond, 1.500%, due 04/15/16		512,478
EUR 5,777,435	Government of France, 3.000%, due 07/25/12		8,710,753
EUR 125,000	Government of France, 5.750%, due 10/25/32		209,919
GBP 5,460,950	United Kingdom Gilt Inflation Linked, 1.250%, due 11/22/17		9,245,279

	Total Other Bonds (Cost $36,175,147)		36,379,606

	Total Investments in Securities
	(Cost $197,394,047)*	99.0%	$199,683,141
	Other Assets and Liabilities - Net	1.0	1,999,807

	Net Assets	100.0%	$201,682,948

@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
W	Settlement is on a when-issued or delayed-delivery basis.
ˆˆ	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro
GBP	British Pound

*	Cost for federal income tax purposes is $197,463,939.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,063,942
Gross Unrealized Depreciation	(844,740)

Net Unrealized Appreciation	$2,219,202

Fair Value Measurements *

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Corporate Bonds/Notes	$—	$4,209,932	$—
U.S. Government Agency Obligations	—	41,782,629	—
U.S. Treasury Obligations	—	105,466,841	—
Asset-Backed Securities	—	5,506,389	—
Collateralized Mortgage Obligations	—	6,337,744	—
Foreign Government Bonds	—	36,379,606	—

Total	$—	$199,683,141	$—

Other Financial Instruments**	548,535	(13,901,346)	—

Total	$548,535	$(13,901,346)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

See Accompanying Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, written options, and sales commitments. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps, written options, and sales commitments are reported at their market value at period end.

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Depreciation
			USD

EU Euro EUR 5,433,500	SELL	7/15/09	7,400,427	$7,622,542	$(222,115)
EU Euro EUR 7,420,500	SELL	7/15/09	10,377,933	10,410,061	(32,128)

					$(254,243)

ING BlackRock Inflation Protected Bond Portfolio
Open Futures Contracts on June 30, 2009:

			Unrealized
	Number of	Expiration	Appreciation
Contract Description	Contracts	Date	(Depreciation)

Long Contracts
U.S. Treasury 5-Year Note	175	09/30/09	$57,777
U.S. Treasury 10-Year Note	194	09/21/09	304,267
U.S. Treasury Long Bond	86	09/21/09	154,343

			$516,387

Short Contracts
Euro-Bobl 5-Year	37	09/08/09	$(14,560)
Euro-Bund	64	09/08/09	(9,118)
Long Gilt	47	09/28/09	(8,614)
U.S. Treasury 2-Year Note	227	09/30/09	64,440

			$32,148

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on June 30, 2009:

	Termination		Notional	Unrealized
	Date		Amount	Appreciation

Receive positive total return on Barclays US Government Inflation-Linked All Maturities Index. Pay a floating rate based on 3-month USD-LIBOR minus 12 bps and, if negative, the absolute value of the total return on the index.

Counterparty: Barclays Bank PLC, London	07/31/09	USD	19,500,000	$600,305

				$600,305

See Accompanying Notes to Financial Statements

29

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2009:

				Unrealized
	Termination		Notional	Appreciation/
	Date		Amount	(Depreciation)

Receive a fixed rate equal to 1.595% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Deutsche Bank AG, New York	02/04/11	USD	7,500,000	$35,934
Receive a fixed rate equal to 1.410% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Deutsche Bank AG, New York	06/08/11	USD	26,500,000	(44,833)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.463%. Counterparty: Barclays Bank PLC	01/08/18	USD	3,000,000	(190,845)

				$(199,744)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on June 30, 2009:

Interest Rate Swaptions

		Floating
		Rate Index/
		Underlying	Pay/Receive	Exercise	Expiration	Notional	Premium
Description	Counterparty	Reference Entity	Floating	Rate	Date	Amount	Received	Value

Call — OTC Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.190%	06/25/10 USD	7,000,000	$351,750	$(360,978)
Put — OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.190%	06/25/10 USD	7,000,000	351,750	(363,581)

							$703,500	$(724,559)

The following sales commitment was held by the ING BlackRock Inflation Protected Bond Portfolio at June 30, 2009:

Principal
Amount		Description	Market Value

$(13,100,000)	W	Federal Home Loan Mortgage Corp. TBA, 5.00%, 07/15/35	(13,323,105)

		Total Sales Commitment (Cost $13,265,626)	$(13,323,105)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for as hedging
instruments under SFAS No. 133	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Interest rate contracts	Unrealized appreciation on swap agreements	$636,239

Total Asset Derivatives		$636,239

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$254,243
Interest rate contracts	Unrealized depreciation on swap agreements	235,678
Interest rate contracts	Written Options	724,559

Total Liability Derivatives		$1,214,480

See Accompanying Notes to Financial Statements

30

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2009 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended June 30, 2009 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Forward
	Foreign
Derivatives not accounted for as hedging	Currency
instruments under SFAS No. 133	Contracts	Futures	Swaps	Written Options	Total

Equity contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	(707,255)	—	—	—	(707,255)
Interest rate contracts	—	674,083	2,233,150	12,479	2,919,712
Credit contracts	—	—	181,872	—	181,872

Total	$(707,255)	$674,083	$2,415,022	$12,479	$2,394,329

	Change in Unrealized Appreciation or (Depreciation)
	on Derivatives Recognized in Income
	Forward
	Foreign
Derivatives not accounted for as hedging	Currency
instruments under SFAS No. 133	Contracts	Futures	Swaps	Written Options	Total

Equity contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	509,660	—	—	—	509,660
Interest rate contracts	—	812,355	(1,051,832)	(21,059)	(260,536)
Credit contracts	—	—	—	—	—

Total	$509,660	$812,355	$(1,051,832)	$(21,059)	$249,124

See Accompanying Notes to Financial Statements

31

Industry Allocation
as of June 30, 2009
(as a percent of net assets)
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio
as of June 30, 2009 (Unaudited)

Shares			Value

COMMON STOCK: 90.0%

		Aerospace/Defense: 1.0%
2,600		Cubic Corp.	$93,054
2,800		Curtiss-Wright Corp.	83,244
5,900	@	Esterline Technologies Corp.	159,713
2,750	@	Moog, Inc.	70,978

			406,989

		Agriculture: 0.6%
4,700		Andersons, Inc.	140,718
2,950		Universal Corp.	97,675

			238,393

		Airlines: 0.7%
4,050	@	Alaska Air Group, Inc.	73,953
19,800	@	JetBlue Airways Corp.	84,546
14,400		Skywest, Inc.	146,880

			305,379

		Apparel: 0.2%
10,400	@	Skechers USA, Inc.	101,608

			101,608

		Auto Parts & Equipment: 1.0%
18,300		Cooper Tire & Rubber Co.	181,536
16,200		Superior Industries International	228,420

			409,956

		Banks: 9.1%
13,313		Ameris Bancorp.	84,138
8,450	@@	Banco Latinoamericano de Exportaciones SA	105,034
40,150	L	Boston Private Financial Holdings, Inc.	179,872
11,100	L	Cathay General Bancorp.	105,561
21,900		Central Pacific Financial Corp.	82,125
12,400		Columbia Banking System, Inc.	126,852
7,600		First Bancorp.	119,168
7,115		FirstMerit Corp.	120,813
13,450		FNB Corp.	83,256
5,000		Glacier Bancorp., Inc.	73,850
6,800	L	International Bancshares Corp.	70,108
3,800		Lakeland Financial Corp.	72,200
8,400		MB Financial Corp.	85,596
18,400		National Penn Bancshares, Inc.	84,824
8,550		Old National Bancorp.	83,961
11,250		PacWest Bancorp	148,050
1,024		Peapack Gladstone Financial Corp.	19,753
11,050		Prosperity Bancshares, Inc.	329,622
7,100		Renasant Corp.	106,642
7,100	L	Sierra Bancorp.	89,673
13,750		Southwest Bancorp., Inc.	134,200
14,950		Sterling Bancshares, Inc.	94,634
49,750	L	Sterling Financial Corp.	144,773
29,250		Susquehanna Bancshares, Inc.	143,033
4,650	@	SVB Financial Group	126,573
1,600		Tompkins Financial Corp.	76,720
6,800		Trustmark Corp.	131,376
65,800		UCBH Holdings, Inc.	82,908
1,850		UMB Financial Corp.	70,319
22,000		Umpqua Holdings Corp.	170,720
5,300		Union Bankshares Corp.	79,341
3,950		United Bankshares, Inc.	77,183
5,750		WesBanco, Inc.	83,605
12,500		Whitney Holding Corp.	114,500
7,100		Wintrust Financial Corp.	114,168

			3,815,151

		Building Materials: 1.9%
7,100		Apogee Enterprises, Inc.	87,330
6,700		Comfort Systems USA, Inc.	68,675
20,119		Gibraltar Industries, Inc.	138,218
8,600	@	Interline Brands, Inc.	117,648
15,100		Quanex Building Products Corp.	169,422
4,000		Simpson Manufacturing Co., Inc.	86,480
4,050		Universal Forest Products, Inc.	134,015

			801,788

		Chemicals: 1.9%
5,400		HB Fuller Co.	101,358
6,050		Olin Corp.	71,935
14,900	@	OM Group, Inc.	432,398
41,200	@	PolyOne Corp.	111,652
3,600		Sensient Technologies Corp.	81,252

			798,595

		Commercial Services: 3.0%
9,850	@	Albany Molecular Research, Inc.	82,642
13,200	@	Cross Country Healthcare, Inc.	90,684
18,900		Kelly Services, Inc.	206,955
3,000		Monro Muffler, Inc.	77,130
33,400	@	MPS Group, Inc.	255,176
16,250	@	PHH Corp.	295,425
5,300	@	Rent-A-Center, Inc.	94,499
20,900	@	Spherion Corp.	86,108
2,300		Watson Wyatt Worldwide, Inc.	86,319

			1,274,938

See Accompanying Notes to Financial Statements

32

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Computers: 2.5%
2,000	@	CACI International, Inc.	$85,420
40,950	@	Ciber, Inc.	126,945
12,400		Imation Corp.	94,364
26,800	@	Insight Enterprises, Inc.	258,888
16,300	@	Mentor Graphics Corp.	89,161
20,900	@,@@	Ness Technologies, Inc.	81,719
6,800	@	Perot Systems Corp.	97,444
13,800	@	Radisys Corp.	124,338
16,100	@	Silicon Graphics International Corp.	73,094

			1,031,373

		Diversified Financial Services: 1.9%
3,800	@,L	KBW, Inc.	109,288
8,700	@	Knight Capital Group, Inc.	148,335
54,692	@	LaBranche & Co., Inc.	235,176
9,400	@	MarketAxess Holdings, Inc.	89,582
5,600	@	Ocwen Financial Corp.	72,632
2,600	@	Stifel Financial Corp.	125,034

			780,047

		Electric: 5.5%
3,000		Allete, Inc.	86,250
4,650		Avista Corp.	82,817
16,250		Black Hills Corp.	373,588
1,900		CH Energy Group, Inc.	88,730
12,850		Cleco Corp.	288,097
6,700	@	El Paso Electric Co.	93,532
2,950		Idacorp, Inc.	77,113
5,400		NorthWestern Corp.	122,904
3,400		Otter Tail Corp.	74,256
20,850		PNM Resources, Inc.	223,304
19,600		Portland General Electric Co.	381,785
3,100		Unisource Energy Corp.	82,274
17,050		Westar Energy, Inc.	320,029

			2,294,679

		Electrical Components & Equipment: 0.2%
4,500		Encore Wire Corp.	96,075

			96,075

		Electronics: 3.6%
18,350	@	Benchmark Electronics, Inc.	264,240
5,400		Brady Corp.	135,648
10,600	@	Checkpoint Systems, Inc.	166,314
7,100	@	Cogent, Inc.	76,183
3,300	@	Cymer, Inc.	98,109
22,100	@	Electro Scientific Industries, Inc.	247,078
27,600	@	Newport Corp.	159,804
14,150	@	TTM Technologies, Inc.	112,634
10,650		Watts Water Technologies, Inc.	229,401

			1,489,411

		Engineering & Construction: 0.8%
5,450	@	EMCOR Group, Inc.	109,654
2,600		Granite Construction, Inc.	86,528
4,600	@	Insituform Technologies, Inc.	78,062
1,700	@	Michael Baker Corp.	72,012

			346,256

		Food: 2.8%
18,300	@,L	Chiquita Brands International, Inc.	187,758
10,700	@,@@	Fresh Del Monte Produce, Inc.	173,982
10,100		Imperial Sugar Co.	122,311
3,750	@	Ralcorp Holdings, Inc.	228,450
3,200		Ruddick Corp.	74,976
6,500	@	TreeHouse Foods, Inc.	187,005
3,800	@	United Natural Foods, Inc.	99,750
6,850	@	Winn-Dixie Stores, Inc.	85,899

			1,160,131

		Forest Products & Paper: 1.3%
43,010	@	Buckeye Technologies, Inc.	193,115
14,700		Glatfelter	130,830
8,250		Schweitzer-Mauduit International, Inc.	224,483

			548,428

		Gas: 2.1%
5,350		Atmos Energy Corp.	133,964
2,200		Laclede Group, Inc.	72,886
2,200		New Jersey Resources Corp.	81,488
2,450		Nicor, Inc.	84,819
2,000		Northwest Natural Gas Co.	88,640
4,950		Piedmont Natural Gas Co.	119,345
2,350		South Jersey Industries, Inc.	81,992
5,400		Southwest Gas Corp.	119,934
3,100		WGL Holdings, Inc.	99,262

			882,330

		Hand/Machine Tools: 0.2%
2,650		Regal-Beloit Corp.	105,258

			105,258

		Healthcare — Services: 2.2%
6,250	@	AMERIGROUP Corp.	167,813
3,800	@	Centene Corp.	75,924
6,800	@	Kindred Healthcare, Inc.	84,116
3,150	@	Magellan Health Services, Inc.	103,383
8,700	@	Medcath Corp.	102,312
4,500	@	RehabCare Group, Inc.	107,685
13,150	@	Res-Care, Inc.	188,045
5,441	@	Triple-S Management Corp.	84,825

			914,103

		Home Builders: 1.1%
10,550		M/I Homes, Inc.	103,285
6,550	@	Meritage Homes Corp.	123,533
8,250		Ryland Group, Inc.	138,270
3,800		Skyline Corp.	82,650

			447,738

		Home Furnishings: 0.3%
17,400		Kimball International, Inc.	108,576

			108,576

		Household Products/Wares: 1.3%
17,550		American Greetings Corp.	204,984
9,000	@	Central Garden & Pet Co.	88,650
10,800	@	Helen of Troy Ltd.	181,332
14,050	@	Prestige Brands Holdings, Inc.	86,408

			561,374

See Accompanying Notes to Financial Statements

33

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Insurance: 10.0%
18,950		American Equity Investment Life Holding Co.	$105,741
9,957	@	American Safety Insurance Holdings Ltd.	135,515
2,800	@,@@	Argo Group International Holdings Ltd.	79,016
14,843	@@	Aspen Insurance Holdings Ltd.	331,593
1,943	@	Citizens, Inc.	11,813
9,200		Flagstone Reinsurance Holdings Ltd.	94,760
30,050		Horace Mann Educators Corp.	299,599
5,050	@@	IPC Holdings Ltd.	138,067
3,300		Kansas City Life Insurance Co.	88,803
10,750	@@	Max Re Capital Ltd.	198,445
59,700		MGIC Investment Corp.	262,680
7,600	@@	Montpelier Re Holdings Ltd.	101,004
2,000		National Western Life Insurance Co.	233,500
1,900	@	Navigators Group, Inc.	84,417
2,200		Odyssey Re Holdings Corp.	87,956
13,150	@@	Platinum Underwriters Holdings Ltd.	375,959
23,754	@	PMA Capital Corp.	108,081
24,050		Presidential Life Corp.	182,059
1,700	@	ProAssurance Corp.	78,557
10,300	@	SeaBright Insurance Holdings, Inc.	104,339
5,450		Selective Insurance Group	69,597
3,400		Tower Group, Inc.	84,252
46,083	@,@@	United America Indemnity Ltd.	220,738
5,000		United Fire & Casualty Co.	85,750
31,300	@	Universal American Financial Corp.	272,936
11,050		Validus Holdings Ltd.	242,879
4,000		Zenith National Insurance Corp.	86,960

			4,165,016

		Internet: 2.4%
14,500	@	Avocent Corp.	202,420
30,000	@	Internap Network Services Corp.	104,700
28,850	@	Moduslink Global Solutions, Inc.	197,911
17,300	@	Perficient, Inc.	120,927
46,550	@	RealNetworks, Inc.	139,185
17,900	@	SonicWALL, Inc.	98,092
18,750	@	TIBCO Software, Inc.	134,438

			997,673

		Investment Companies: 1.9%
37,405		Apollo Investment Corp.	224,430
37,806		Ares Capital Corp.	304,716
30,905		Hercules Technology Growth Capital, Inc.	258,366

			787,512

		Leisure Time: 0.3%
25,800		Brunswick Corp.	111,456

			111,456

		Machinery — Diversified: 1.7%
1,892		Alamo Group, Inc.	19,109
3,600		Applied Industrial Technologies, Inc.	70,920
13,550		Briggs & Stratton Corp.	180,757
15,500	@	Kadant, Inc.	174,995
3,950		Nacco Industries, Inc.	113,444
15,850	@	Tecumseh Products Co.	153,904

			713,129

		Media: 0.6%
11,700		Scholastic Corp.	231,543

			231,543

		Metal Fabricate/Hardware: 1.3%
9,700		AM Castle & Co.	117,176
2,500		Kaydon Corp.	81,400
10,200		Mueller Industries, Inc.	212,160
32,200		Mueller Water Products, Inc.	120,428

			531,164

		Mining: 1.1%
9,470	@	Coeur d’Alene Mines Corp.	116,481
2,000		Compass Minerals International, Inc.	109,820
3,450		Royal Gold, Inc.	143,865
19,550	@,L	USEC, Inc.	104,006

			474,172

		Miscellaneous Manufacturing: 1.9%
2,850		AO Smith Corp.	92,825
4,800	@	Ceradyne, Inc.	84,768
2,900		Clarcor, Inc.	84,651
28,500		Eastman Kodak Co.	84,360
22,364	@	Griffon Corp.	186,068
13,150		Movado Group, Inc.	138,601
9,050		Tredegar Corp.	120,546

			791,819

		Oil & Gas: 2.5%
3,000	@	Bill Barrett Corp.	82,380
17,600	@,L	Bronco Drilling Co., Inc.	75,328
20,400	@	Harvest Natural Resources, Inc.	89,964
39,700	@	Parker Drilling Co.	172,298
20,250	@	Rosetta Resources, Inc.	177,188
10,650	@	Swift Energy Co.	177,323
36,400	L	Western Refining, Inc.	256,984

			1,031,465

		Oil & Gas Services: 0.4%
2,000	@	SEACOR Holdings, Inc.	150,480

			150,480

		Pharmaceuticals: 1.4%
6,100		Medicis Pharmaceutical Corp.	99,552
13,500	@	Nektar Therapeutics	87,480
5,900	@	Par Pharmaceutical Cos., Inc.	89,385
3,800	@	PharMerica Corp.	74,594
16,500	@	Salix Pharmaceuticals Ltd.	162,855
3,400	@,L	Valeant Pharmaceuticals International	87,448

			601,314

		Retail: 6.5%
22,176		Asbury Automotive Group, Inc.	227,082
25,800		Brown Shoe Co., Inc.	186,792
7,300	@	Cabela’s, Inc.	89,790
6,450		Casey’s General Stores, Inc.	165,701
20,900	@	Chico’s FAS, Inc.	203,357
2,800	@	Childrens Place Retail Stores, Inc.	74,004
6,500	@	Collective Brands, Inc.	94,705
35,392		Dillard’s, Inc.	325,606
4,400	@	Genesco, Inc.	82,588
12,000		Haverty Furniture Cos., Inc.	109,800
11,600	@	HOT Topic, Inc.	84,796
5,000	@	Jo-Ann Stores, Inc.	103,350
5,300		Men’s Wearhouse, Inc.	101,654
17,150		Regis Corp.	298,582
16,100	@	Rush Enterprises, Inc. — Class A	187,565
12,550		Stage Stores, Inc.	139,305
19,737	@	Tuesday Morning Corp.	66,514
4,050		World Fuel Services Corp.	166,982

			2,708,173

		Savings & Loans: 2.7%
21,150		Abington Bancorp, Inc.	168,354
7,900		BankFinancial Corp.	69,994
8,000		Berkshire Hills Bancorp., Inc.	166,240
9,900		ESSA Bancorp, Inc.	135,333
6,700		First Niagara Financial Group, Inc.	76,514
15,700		NewAlliance Bancshares, Inc.	180,550
22,000		Provident Financial Services, Inc.	200,200
10,400		United Financial Bancorp, Inc.	143,728

			1,140,913

See Accompanying Notes to Financial Statements

34

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio
as of June 30, 2009 (Unaudited) (continued)

Shares			Value

		Semiconductors: 3.3%
21,405	@	DSP Group, Inc.	$144,698
96,800	@	Entegris, Inc.	263,296
14,700	@	Exar Corp.	105,693
7,700	@	Macrovision Solutions Corp.	167,937
16,750	@	MKS Instruments, Inc.	220,933
13,550	@	Omnivision Technologies, Inc.	140,785
11,000	@	PMC — Sierra, Inc.	87,560
26,950	@	Triquint Semiconductor, Inc.	143,105
11,500	@	Zoran Corp.	125,350

			1,399,357

		Software: 1.2%
9,200	@	Avid Technology, Inc.	123,372
7,850	@	JDA Software Group, Inc.	117,436
8,900	@,L	Quest Software, Inc.	124,066
6,200	@	SYNNEX Corp.	154,938

			519,812

		Telecommunications: 3.4%
40,200	@	3Com Corp.	189,342
32,000	@	Adaptec, Inc.	84,800
2,200	@	Anixter International, Inc.	82,698
3,400		Applied Signal Technology, Inc.	86,734
8,900	@	Arris Group, Inc.	108,224
6,450		Atlantic Tele-Network, Inc.	253,421
7,750		Black Box Corp.	259,393
16,700	@	Harris Stratex Networks, Inc.	108,216
4,300	@	Polycom, Inc.	87,161
8,000	@	SureWest Communications	83,760
23,300	@	Sycamore Networks, Inc.	72,929

			1,416,678

		Textiles: 0.8%
15,250		G&K Services, Inc.	322,538

			322,538

		Toys/Games/Hobbies: 0.4%
11,150	@	Jakks Pacific, Inc.	143,055
2,587	@	RC2 Corp.	34,226

			177,281

		Transportation: 0.6%
6,150		Arkansas Best Corp.	162,053
3,400	@@,L	Nordic American Tanker Shipping	108,188

			270,241

		Water: 0.4%
2,700	@	Pico Holdings, Inc.	77,490
3,400		SJW Corp.	77,180

			154,670

		Total Common Stock (Cost $36,742,753)	37,614,982

REAL ESTATE INVESTMENT TRUSTS: 8.6%

		Apartments: 0.4%
3,900		American Campus Communities, Inc.	86,502
2,600		Home Properties, Inc.	88,660

			175,162

		Diversified: 1.0%
17,300		Colonial Properties Trust	128,020
9,100	@	DuPont Fabros Technology, Inc.	85,722
4,950		Entertainment Properties Trust	101,970
3,900		Washington Real Estate Investment Trust	87,243

			402,955

		Health Care: 1.4%
4,100		Healthcare Realty Trust, Inc.	69,003
38,900		Medical Properties Trust, Inc.	236,123
3,900		Omega Healthcare Investors, Inc.	60,528
8,600		Senior Housing Properties Trust	140,352
2,200		Universal Health Realty Income Trust	69,344

			575,350

		Hotels: 0.7%
65,850	@	Ashford Hospitality Trust, Inc.	185,039
17,200	@	DiamondRock Hospitality Co.	107,672

			292,711

		Mortgage: 1.5%
10,100		Anworth Mortgage Asset Corp.	72,821
5,700		Capstead Mortgage Corp.	72,447
3,100		Hatteras Financial Corp.	88,629
20,800		MFA Mortgage Investments, Inc.	143,936
60,639		Northstar Realty Finance Corp.	171,608
6,400		Redwood Trust, Inc.	94,464

			643,905

		Office Property: 1.3%
29,100		BioMed Realty Trust, Inc.	297,693
2,950		Corporate Office Properties Trust SBI MD	86,524
6,200		Franklin Street Properties Corp.	82,150
3,900		Highwoods Properties, Inc.	87,243

			553,610

		Single Tenant: 1.3%
18,900		National Retail Properties, Inc.	327,915
9,850		Realty Income Corp.	215,912

			543,827

		Storage: 0.8%
11,700	@	Extra Space Storage, Inc.	97,695
49,100		U-Store-It Trust	240,590

			338,285

		Warehouse/Industrial: 0.2%
19,550		DCT Industrial Trust, Inc.	79,764

			79,764

		Total Real Estate Investment Trusts (Cost $3,883,799 )	3,605,569

EXCHANGE-TRADED FUNDS: 1.3%

		Exchange-Traded Funds: 1.3%
11,341		iShares Russell 2000 Value Index Fund	527,697

		Total Exchange-Traded Funds (Cost $521,194 )	527,697

		Total Long-Term Investments (Cost $41,147,746 )	41,748,248

See Accompanying Notes to Financial Statements

35

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio
as of June 30, 2009 (Unaudited) (continued)

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 1.4%

		Securities Lending CollateralCC: 1.4%
$669,639		Bank of New York Mellon Corp. Institutional Cash Reserves	$589,018

		Total Short-Term Investments (Cost $669,639 )	589,018

	Total Investments in Securities
	(Cost $41,817,385)*	101.3%	$42,337,266
	Other Assets and Liabilities - Net	(1.3)	(524,453)

	Net Assets	100.0%	$41,812,813

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2009.

*	Cost for federal income tax purposes is $45,935,344.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,232,550
Gross Unrealized Depreciation	(8,830,628)

Net Unrealized Depreciation	$(3,598,078)

Fair Value Measurements *

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Common Stock**	$37,614,982	$—	$—
Real Estate Investment Trusts	3,605,569	—	—
Exchange-Traded Funds	527,697	—	—
Short-Term Investments	—	589,018	—

Total	$41,748,248	$589,018	$—

Other Financial Instruments***	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.
***	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contract s and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

36

Investment Type Allocation
as of June 30, 2009
(as a percent of net assets)
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio
as of June 30, 2009 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 2.4%

		Multi-National: 2.4%
$4,500,000	@@,S	International Bank for Reconstruction & Development, 1.650%, due 05/18/11	$4,521,074

		Total Corporate Bonds/Notes (Cost $4,502,838)	4,521,074

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.6%

		Federal Home Loan Mortgage Corporation##: 5.2%
2,346,113	S	0.819%, due 06/15/37	2,315,218
2,107,978	S	4.617%, due 04/01/35	2,178,239
3,018,775	S	4.944%, due 03/01/35	3,125,575
1,978,068	S	5.000%, due 10/15/21	2,068,533
43,586	S	6.000%, due 11/01/37	45,549

			9,733,114

		Federal National Mortgage Association##: 9.4%
1,780,864	S	4.500%, due 03/01/20-11/01/23	1,820,765

14,072,657	S	5.000%, due 08/01/20-07/01/34	14,690,636

782,801	S	6.000%, due 11/01/36-01/01/39	819,544

			17,330,945

		Total U.S. Government Agency Obligations (Cost $26,158,543)	27,064,059

U.S. TREASURY OBLIGATIONS: 5.4%

		Treasury Inflation Indexed Protected Securitiesip: 5.4%
10,017,840	S	0.875%, due 04/15/10	10,030,362

		Total U.S. Treasury Obligations (Cost $9,830,761)	10,030,362

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.3%
1,773,712	S	American Home Mortgage Assets, 0.504%, due 10/25/46	706,397
3,380,590	S	Countrywide Alternative Loan Trust, 0.814%, due 07/25/35	2,301,442
1,200,000	S	Countrywide Alternative Loan Trust, 5.750%, due 04/25/47	491,351
433,345	S	Countrywide Alternative Loan Trust, 6.000%, due 08/25/36	279,626
757,024	S	Greenpoint Mortgage Funding Trust, 0.534%, due 06/25/37	284,787
1,232,228	S	JPMorgan Alternative Loan Trust, 0.574%, due 01/25/36	558,397
991,064	S	Residential Accredit Loans, Inc., 0.594%, due 12/25/45	435,962
2,696,301	S	Structured Adjustable Rate Mortgage Loan Trust, 5.250%, due 12/25/35	1,602,490
2,004,343	S	Wells Fargo Alternative Loan Trust, 6.000%, due 06/25/37	1,255,266

		Total Collateralized Mortgage Obligations (Cost $10,217,942)	7,915,718

STRUCTURED PRODUCTS: 41.1%
15,750,000	@@,#, S	Commonwealth Bank of Australia, Dow-Jones AIG Commodity Total Return Index, 2.403%, due 12/22/09	17,606,020
6,500,000	@@,S	Eksportfinans A/S, Merrill Lynch Commodity Index Extra A 01Total Return Index, 0.325%, due 03/31/10	10,507,641
5,300,000	S	Landesbank Baden-Wurttemberg, Merrill Lynch Commodity Index Extra A 01 Total Return Index, 1.289%, due 01/14/10	8,143,955
9,700,000	#,S	Merrill Lynch & Co., Inc., Merrill Lynch Enhanced Benchmark A 01 Total Return Index, 0.436%, due 01/14/10	13,661,943
7,400,000	S	Morgan Stanley, Dow-Jones AIG Commodity Total Return Index, 0.313%, due 05/28/10	9,024,782
12,200,000	@@,S	AB Svensk Exportkredit, Merrill Lynch Commodity Index Extra A 01 Total Return Index, 2.141%, due 01/15/10	17,183,062

		Total Structured Products (Cost $56,850,000)	76,127,403

		Total Long-Term Investments (Cost $107,560,084)	125,658,616

Shares			Value

SHORT-TERM INVESTMENTS: 13.8%

		Affiliated Mutual Fund: 13.8%
25,521,739		ING Institutional Prime Money Market Fund — Class I	$25,521,739

		Total Short-Term Investments (Cost $25,521,739)	25,521,739

	Total Investments in Securities
	(Cost $133,081,823)*	81.6%	$151,180,355
	Other Assets and Liabilities - Net	18.4	34,003,521

	Net Assets	100.0%	$185,183,876

See Accompanying Notes to Financial Statements

37

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio
as of June 30, 2009 (Unaudited) (continued)

@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,410,172
Gross Unrealized Depreciation	(2,311,640)

Net Unrealized Appreciation	$18,098,532

Fair Value Measurements *

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

Corporate Bonds/Notes	$—	$4,521,074	$—
U.S. Government Agency Obligations	—	27,064,059	—
U.S. Treasury Obligations	—	10,030,362	—
Collateralized Mortgage Obligations	—	7,915,718	—
Structured Products	—	—	76,127,403
Short-Term Investments	25,521,739	—	—

Total	$25,521,739	$49,531,213	$76,127,403

Other Financial Instruments**	(160,857)	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

See Accompanying Notes to Financial Statements

38

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio
as of June 30, 2009 (Unaudited) (continued)

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

					Total
	Beginning		Accrued		Unrealized	Net	Ending
	Balance	Net	Discounts/	Total Realized	Appreciation/	Transfers In/	Balance
	12/31/2008	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 06/30/09

Structured Products	$87,191,360	$(26,882,929)	$—	$6,632,927	$9,186,045	$—	$76,127,403

Total	$87,191,360	$(26,882,929)	$—	$6,632,927	$9,186,045	$—	$76,127,403

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $13,229,397. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Goldman Sachs Commodity Strategy
Open Futures Contracts on June 30, 2009:

			Unrealized
	Number	Expiration	Appreciation/
Contract Description	of Contracts	Date	(Depreciation)

Long Contracts
90-Day Eurodollar	18	09/13/10	$3,665

			$3,665

Short Contracts
90-Day Eurodollar	2	12/14/09	$(1,605)
U.S. Treasury 2-Year Note	29	09/30/09	(7,352)
U.S. Treasury 5-Year Note	27	09/30/09	(16,393)
U.S. Treasury 10-Year Note	34	09/21/09	(86,566)
U.S. Treasury Long Bond	21	09/21/09	(52,606)

			$(164,522)

For the six months ended June 30, 2009, net realized gain (loss) on futures and the net change in unrealized gain (loss) on futures can be found on the Portfolio’s Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into futures contracts and the risks associated with futures contracts, please refer to note 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

39

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
Directed Services, LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

ING Investment LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor
ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT3AISS2                  (0609-082809)

Semi-Annual Report
June 30, 2009
Service (“S”) Class
ING Investors Trust
▪ ING Oppenheimer Active Allocation Portfolio
     (formerly, ING Oppenheimer Active Asset Allocation Portfolio)
E-Delivery Sign-up — details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
MUTUAL FUNDS

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.
Just go to www.ingfunds.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER
Dear Shareholder,
As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.
Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.
Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.
As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)	The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

1

Market Perspective: Six Months Ended June 30, 2009
Many were hopeful as the year started that the newly elected U.S. president’s promised $1 trillion stimulus package, a federal funds rate now reduced to 0%—0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product (“GDP”) for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.
While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program (“TARP”). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president’s first budget, which projected a $1.75 trillion deficit!
While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup’s claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as “green shoots”.
In housing, the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.
A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter’s decades high 6.3%.
Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government’s stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.
U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points (“bp”). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond—2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.
U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month’s gains on June 30, 2009, as a reading of consumer confidence disappointed.
In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%, there were hopes that stimulus packages in China and

2

Market Perspective: Six Months Ended June 30, 2009
in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)	The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)	The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)	The Barclays Capital High Yield Bond—2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)	The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)	The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)	The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
Parentheses denote a negative number.
All indices are unmanaged and investors cannot invest directly in an index.
Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.
Actual Expenses
The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning			Expenses Paid	Beginning			Expenses Paid
	Account	Ending	Annualized	During the	Account	Ending	Annualized	During the
	Value	Account Value	Expense	Period Ended	Value	Account Value	Expense	Period Ended
	January 1, 2009	June 30, 2009	Ratio*	June 30, 2009**	January 1, 2009	June 30, 2009	Ratio*	June 30, 2009**
ING Oppenheimer Active Allocation Portfolio
Class S	$1,000.00	$1,082.40	0.70%	$3.61	$1,000.00	$1,021.32	0.70%	$3.51

*	Expense ratios do not include expenses of underlying funds.

**	Expense are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2009 (Unaudited)

ING
Oppenheimer
Active Allocation
Portfolio
ASSETS:
Investments in underlying funds*	$17,938,338
Short-term investments in underlying funds**	106,540
Cash	73,931
Prepaid expenses	56,863
Reimbursement due from manager	41,358

Total assets	18,217,030

LIABILITIES:
Payable for investment purchased in underlying funds	62,894
Payable for fund shares redeemed	22,110
Payable to affiliates	8,609
Payable for trustee fees	262
Other accrued expenses and liabilities	37,779

Total liabilities	131,654

NET ASSETS	$18,085,376

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$17,635,551
Undistributed net investment income	79,265
Accumulated net realized loss on investments	(992,803)
Net unrealized appreciation on investments	1,363,363
NET ASSETS	$18,085,376

* Cost of investments in underlying funds	$16,574,975
** Cost of short-term investments in underlying funds	$106,540

Class S:
Net assets	$18,085,376
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	2,184,933
Net asset value and redemption price per share	$8.28
See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS for the Six Months Ended June 30, 2009 (Unaudited)

ING
Oppenheimer
Active Allocation
Portfolio
INVESTMENT INCOME:
Dividends from underlying funds	$119,310

Total investment income	119,310

EXPENSES:
Investment management fees	15,619
Distribution and service fees	15,619
Transfer agent fees:
Class S	253
Administrative service fees	6,247
Shareholder reporting expense	2,056
Registration fees	181
Professional fees	54,018
Custody and accounting expense	1,786
Trustee fees	236
Offering expense	109,483
Miscellaneous expense	2,966

Total expenses	208,464
Net waived and reimbursed fees	(164,731)

Net expenses	43,733

Net investment income	75,577

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS
Net realized gain (loss) on:
Capital gain distributions from underlying funds	44

Sale of underlying funds	(773,653)

Net realized loss on underlying funds	(773,609)

Net change in unrealized appreciation or depreciation on underlying funds	2,303,285

Net realized and unrealized gain on underlying funds	1,529,676

Increase in net assets resulting from operations	$1,605,253

See Accompanying Notes to Financial Statements

6

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	ING Oppenheimer
	Active Allocation Portfolio
	Six Months Ended	October 2, 2008(1)
	June 30,	to December 31,
	2009	2008
FROM OPERATIONS:
Net investment income	$75,577	$61,024
Net realized loss on sale of underlying funds	(773,609)	(215,929)
Net change in unrealized appreciation or depreciation on underlying funds	2,303,285	(939,922)

Increase (decrease) in net assets resulting from operations	1,605,253	(1,094,827)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(60,601)

Total distributions	—	(60,601)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,229,879	8,418,408
Reinvestment of distributions	—	28,251

	9,229,879	8,446,659
Cost of shares redeemed	(40,987)	—

Net increase in net assets resulting from capital share transactions	9,188,892	8,446,659

Net increase in net assets	10,794,145	7,291,231

NET ASSETS:
Beginning of period	7,291,231	—

End of period	$18,085,376	$7,291,231

Undistributed net investment income at end of period	$79,265	$3,688

(1)	Commencement of operations
See Accompanying Notes to Financial Statements

7

Financial Highlights (Unaudited)
Selected data for a share of beneficial interest outstanding throughout each year or period.

Income (loss)
from
		investment													Supplemental
		operations			Less distributions						Ratios to average net assets				data
									Net			Expenses net
									asset			of fee
	Asset		Net						value,		Expenses	waivers	Expenses	Net	Net
	value,	Net	realized			From	From		end of		before	and/or	net of all	investment	assets,
	beginning	investment	and	Total from	From net	net	return		year	Total	reductions/	recoupments,	reductions/	income	end of	Portfolio
	of year or	income	unrealized	investment	investment	realized	of	Total	or	Return	additions	if any (2)(3)	additions	(loss)(2)	year or	turnover
	period	(loss)	gain (loss)	operations	income	gains	capital	distributions	period	(1)	(2)(3)(4)	(4)	(2)(3)(4)	(3)(4)	period	rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Oppenheimer Active Allocation Portfolio
Class S
06-30-09	7.65	0.05 •	0.58	0.63	—	—	—	—	8.28	8.24	3.34	0.70	0.70	1.21	18,085	43
10-02-08(5) - 12-31-08	10.00	0.13	(2.42)	(2.29)	0.06	—	—	0.06	7.65	(22.84)	5.48	0.70	0.70	4.74	7,291	23

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of the Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.
See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited)
NOTE 1 — ORGANIZATION
Organization. ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of fifty-nine active separate investment series. The Portfolio included in this report is ING Oppenheimer Active Allocation Portfolio, (the “Portfolio”) formerly, ING Oppenheimer Active Asset Allocation Portfolio. The Portfolio is a diversified series of the Trust.
The Portfolio offers Service (“S”) Class shares.
Shares of the Portfolio are currently being offered to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.
The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Trust (serving as investment mediums for Variable Contracts). The Trust currently functions as an investment option for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), ReliaStar Life Insurance Company, an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.
On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep’s Debt/Equity ratio.
The Portfolio seeks long-term growth of capital with a second objective of current income by investing in other mutual funds (“Underlying Funds”) sub-advised by OppenheimerFunds, Inc. (“Oppenheimer” or the “Sub-Adviser”) that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.
A.	Security Valuation. The valuation of the Portfolio’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

B.	Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.	Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio distributes dividends and capital gains, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolio were expensed as incurred. Costs incurred with the offering of shares of the Portfolio are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.

G.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
The Portfolio entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (the “Investment Adviser” or “ING Investments”), an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates ING Investments with a fee, computed daily and payable monthly, based on the average daily net assets of the Portfolio, at the annual rate of 0.25% on all assets.
ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolio’s operations and is responsible for the supervision of other service providers. The Administrator receives compensation in the amount equal to 0.10% of the Portfolio’s average daily net assets.
The Trust and the Investment Adviser have entered into a portfolio management agreement with Oppenheimer (the “Sub-Adviser”). The Sub-Adviser provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets.

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sales of the Underlying Funds were $14,785,932 and $5,370,322, respectively.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S of the Portfolio. The Agreement compensates ING Funds Distributor, LLC (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2009, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued
Accrued		Shareholder
Investment	Accrued	Service and
Management	Administrative	Distribution
Fees	Fees	Fees	Total
$3,587	$1,435	$3,587	$8,609
At June 30, 2009, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the Portfolio:
ING USA Annuity and Life Insurance Company —98.90%.
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolio.
The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.
NOTE 7 — OTHER ACCRUED EXPENSES & LIABILITIES
At June 30, 2009, the Portfolio had the below payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities:

Accrued Expenses	Amount
Legal	$10,513
Accrued Offering	22,276
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Class S(1)
0.70%

(1)	The operating expense limits apply only at the Portfolio level and do not include fees payable by the underlying investment companies in which the Portfolio invests. The amount of the fees and expenses of an Underlying Fund borne by each Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
The Investment Adviser may at a later date recoup from the Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Portfolio. Outstanding reimbursement balances due to the Portfolio, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from Investment Adviser on the accompanying Statement of Assets and Liabilities.
The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the expense limitation agreement within 90 days of the end of the then current term.
As of June 30, 2009, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers and the related expiration dates are as follows:

	December 31,
	2010	2011	2012	Total
Oppenheimer Active Allocation	$—	$—	$201,386	$201,386

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:

				Net increase				Net increase
		Reinvestment		(decrease) in		Reinvestment		(decrease) in
	Shares	of	Shares	shares	Shares	of	Shares	shares
Year or period	sold	distributions	redeemed	outstanding	sold	distributions	redeemed	outstanding
ended	#	#	#	#	($)	($)	($)	($)
Oppenheimer Active Allocation
Class S
06-30-09	1,236,595	—	(5,364)	1,231,231	9,229,879	—	(40,987)	9,188,892
10-02-08(1)-12-31-08	949,921	3,781	—	953,702	8,418,408	28,251	—	8,446,659

(1)	Commencement of operations.
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Portfolio paid an ordinary income dividend of $60,601 for the period ended December 31, 2008. The Portfolio paid no dividends or distributions during the six months ended June 30, 2009.
The tax-basis components of distributable earnings and the expiration date of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2008 were:

Undistributed	Unrealized	Post-October	Capital
Ordinary	Appreciation/	Capital Loss	Loss	Expiration
Income	(Depreciation)	Deferred	Carryforwards	Date
$3,688	$(1,133,126)	$(21,841)	$(4,149)	2016
The Portfolio’s major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is the Portfolio’s initial year, which is 2008.
As of June 30, 2009, no provisions for income tax would be required in the Portfolio’s financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 11 — CONCENTRATION OF INVESTMENT RISKS
The Portfolio is also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.
Investment by Funds-of-Funds. Each of the Underlying Funds’ shares may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.
Asset Allocation. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, the Investment Adviser’s allocation of the Portfolio’s assets may not anticipate

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2009 (Unaudited) (continued)
NOTE 11 — CONCENTRATION OF INVESTMENT RISKS (continued)
market trends successfully. Assets will be allocated among Underlying Funds and markets based on judgments made by the Investment Adviser. There is a risk that the Portfolio may allocate assets to an asset class or market that underperforms other Underlying Funds. For example, the Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.
Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which certain Underlying Funds may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of certain Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolio and certain Underlying Funds investments.
Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.
NOTE 12 — SUBSEQUENT EVENTS
Dividends. Subsequent to June 30, 2009, the Portfolio declared dividends of:

	Per Share
	Amounts
	Net Investment	Payable	Record
	Income	Date	Date
Class S	$0.0021	July 16, 2009	July 14, 2009
The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 21, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

13

ING Oppenheimer Active Allocation	PORTFOLIO ASSET ALLOCATION
Portfolio	as of June 30, 2009 (Unaudited)
The following table illustrates the asset allocation of the underlying portfolios as of June 30, 2009 (as a percent of net assets).

		ING
		Oppenheimer
		Active
		Allocation
Underlying Affiliated Funds		Portfolio

Oppenheimer Main Street Fund	%	12.1
Oppenheimer Capital Appreciation Fund	%	11.5
Oppenheimer Value Fund	%	10.1
Oppenheimer International Growth Fund	%	9.5
Oppenheimer Core Bond Fund	%	8.5
Oppenheimer Main Street Small Cap Fund	%	8.0
Oppenheimer Global Securities Fund	%	7.5
Oppenheimer Developing Markets Fund	%	7.1
Oppenheimer US Government Trust	%	6.0
Oppenheimer International Bond Fund	%	5.4
Oppenheimer Commodity Strategy Total Return Fund	%	4.6
Oppenheimer High Income Fund	%	3.9
Oppenheimer Real Estate Fund	%	3.8
Oppenheimer International Small Company Fund	%	1.2
Oppenheimer Institutional Money Market Fund	%	0.6
Oppenheimer Small and Mid Cap Value Fund	%	0.0
Other Assets and Liabilities — Net	%	0.2

	%	100.0

See Accompanying Notes to Financial Statements

14

ING Oppenheimer Active Allocation	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2009 (Unaudited)

Shares			Value
INVESTMENT COMPANIES: 99.2%
69,329	Oppenheimer Capital Appreciation Fund		$2,088,197
255,970	Oppenheimer Commodity Strategy Total Return Fund		829,342
241,611	Oppenheimer Core Bond Fund		1,529,400
59,336	Oppenheimer Developing Markets Fund		1,285,228
63,935	Oppenheimer Global Securities Fund		1,359,891
419,204	Oppenheimer High Income Fund		704,262
160,900	Oppenheimer International Bond Fund		973,448
86,198	Oppenheimer International Growth Fund		1,728,279
13,872	Oppenheimer International Small Company Fund		219,172
143,917	Oppenheimer Main Street Fund		2,184,654
121,738	Oppenheimer Main Street Small Cap Fund		1,446,247
65,241	Oppenheimer Real Estate Fund		680,467
2	Oppenheimer Small and Mid Cap Value Fund		33
122,567	Oppenheimer US Government Trust		1,084,719
109,675	Oppenheimer Value Fund		1,824,999
	Total Investments in Investment Companies (Cost $16,574,975)		17,938,338
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Fund: 0.6%
106,539	Oppenheimer Institutional Money Market Fund		106,540
	Total Short-Term Investments (Cost $106,540)		106,540
	Total Investments in Investment Companies (Cost $16,681,515)*	99.8%	$18,044,878
	Other Assets and Liabilities — Net	0.2	40,498

	Net Assets	100.0%	$18,085,376

*	Cost for federal income tax purposes is $17,658,178.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,471,396
Gross Unrealized Depreciation	(1,084,696)
Net Unrealized Appreciation	$386,700
Fair Value Measurements*
The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Investment Companies	$17,938,338	$—	$—
Short-Term Investments	106,540	—	—

Total	$18,044,878	$—	$—

Other Financial Instruments**	—	—	—

Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*	See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

**	Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.
See Accompanying Notes to Financial Statements

15

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor
ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

VPSAR-UFIITFOFS	(0609-082809)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.  Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ Shaun P. Mathews

Shaun P. Mathews President and Chief Executive Officer

Date:	September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews

Shaun P. Mathews President and Chief Executive Officer

Date:	September 3, 2009

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	September 3, 2009